GMO VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 85.6%
               AUTO & TRANSPORTATION -- 2.1%
       25,000  AMR Corp*                                                      799,750
       10,000  Delta Air Lines Inc                                            386,000
       32,500  FedEx Corp*                                                  1,368,250
       50,000  Ford Motor Co                                                  993,500
       25,000  General Motors Corp                                          1,368,750
       15,000  UAL Corp                                                       490,200
                                                                        -------------
                                                                            5,406,450
                                                                        -------------
               CONSUMER DISCRETIONARY -- 8.0%
       15,000  Black and Decker Corp                                          589,950
       50,000  Federated Department Stores Inc*                             1,815,500
      125,000  General Motors Corp, Class H*                                2,331,250
        5,000  Gillette Co                                                    153,250
       75,000  Kimberly-Clark Corp                                          4,653,750
       25,000  McDonald's Corp                                                750,750
        2,000  Meredith Corp                                                   65,100
      140,000  Staples Inc*                                                 2,107,000
       20,000  The Walt Disney Co                                             508,600
      125,000  Toys R Us Inc*                                               2,991,250
       17,500  Wal Mart Stores Inc                                            840,875
      110,000  Waste Management Inc                                         3,402,300
                                                                        -------------
                                                                           20,209,575
                                                                        -------------
               CONSUMER STAPLES -- 7.8%
       22,500  Albertsons Inc                                                 787,275
       10,000  Anheuser Busch Cos Inc                                         430,400
       47,900  Coca Cola Co                                                 2,331,293
      100,000  Coca Cola Enterprises Inc                                    1,517,000
       30,000  ConAgra Foods Inc                                              688,500
       67,500  CVS Corp                                                     2,437,425
       75,000  Eastman Kodak Co                                             3,350,250
       65,000  Kraft Foods Inc*                                             2,096,250
      200,000  Kroger Co*                                                   5,324,000
       32,500  Sara Lee Corp                                                  715,000
                                                                        -------------
                                                                           19,677,393
                                                                        -------------

              See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- 24.5%
       87,500  ACE Ltd                                                      2,902,375
       25,000  Allstate Corp                                                  848,250
       32,500  American International Group Inc                             2,541,500
      147,500  AON Corp                                                     5,479,625
       22,500  Bank of America Corp                                         1,383,750
       50,000  Bank One Corp                                                1,734,500
       25,000  Boston Properties Inc, REIT                                    985,000
      100,000  Citigroup Inc                                                4,575,000
       27,500  CNA Financial Corp*                                            763,675
      145,000  Equity Office Properties Trust, REIT                         4,653,050
       75,000  Equity Residential Properties Trust, REIT                    4,418,250
      107,500  First Union Corp                                             3,700,150
       90,000  FleetBoston Financial Corp                                   3,314,700
      125,000  H&R Block Inc                                                4,863,750
      100,000  J.P. Morgan Chase & Co                                       3,940,000
       75,000  Liberty Property Trust, REIT                                 2,287,500
       75,000  Mack-Cali Realty Corp, REIT                                  2,167,500
       27,500  Saint Paul Cos Inc                                           1,155,825
       80,000  US Bancorp                                                   1,939,200
       67,500  Washington Mutual Inc                                        2,527,200
      125,000  Wells Fargo & Co                                             5,751,250
                                                                        -------------
                                                                           61,932,050
                                                                        -------------
               HEALTH CARE -- 5.9%
       60,000  Abbott Laboratories                                          2,982,000
       55,000  Aetna Inc*                                                   1,644,500
       50,000  Becton Dickinson & Co                                        1,796,500
       37,500  Boston Scientific Corp*                                        716,250
       45,000  Glaxo Wellcome PLC ADR                                       2,382,750
        7,500  Lilly (Eli) & Co                                               582,225
       57,500  Merck & Co Inc                                               3,743,250
       30,000  Schering Plough Corp                                         1,143,900
                                                                        -------------
                                                                           14,991,375
                                                                        -------------
               INTEGRATED OILS -- 8.6%
       15,000  Amerada Hess Corp                                            1,165,650
       20,000  BP Amoco PLC ADR                                             1,017,600
       40,000  Conoco Inc                                                   1,186,000
       65,000  Conoco Inc, Class B                                          1,925,300

2             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               INTEGRATED OILS -- CONTINUED
      110,000  Occidental Petroleum Corp                                    3,027,200
       75,000  Petroleo Brasileiro SA ADR                                   1,687,500
       30,000  Texaco Inc                                                   2,089,500
      225,000  Unocal Corp                                                  7,942,500
       50,000  USX - Marathon Group                                         1,575,500
                                                                        -------------
                                                                           21,616,750
                                                                        -------------
               MATERIALS & PROCESSING -- 2.3%
       35,000  Alcan Aluminum Ltd                                           1,271,200
       20,000  Dow Chemical Co                                                701,200
       15,000  Du Pont (E.I.) De Nemours                                      614,550
       20,000  Georgia-Pacific Group                                          730,800
       32,500  Inco Ltd*                                                      540,150
       50,000  International Paper Co                                       2,006,000
                                                                        -------------
                                                                            5,863,900
                                                                        -------------
               OTHER -- 1.1%
       37,500  General Electric Co                                          1,536,750
       32,500  Honeywell International Inc                                  1,210,950
                                                                        -------------
                                                                            2,747,700
                                                                        -------------
               OTHER ENERGY -- 2.3%
        5,000  Anadarko Petroleum Corp                                        258,750
       25,000  Baker Hughes Inc                                               823,500
       25,000  Burlington Resources Inc                                       950,000
        3,500  El Paso Corp                                                   170,065
       46,600  Enron Corp                                                   1,630,534
       27,500  Halliburton Co                                                 766,150
       22,500  Schlumberger Ltd                                             1,102,500
                                                                        -------------
                                                                            5,701,499
                                                                        -------------
               PRODUCER DURABLES -- 2.9%
       10,000  Caterpillar Inc                                                500,000
       20,000  Ingersoll Rand Co                                              811,400
       40,000  Lockheed Martin Corp                                         1,594,400
       65,000  Pitney Bowes Inc                                             2,826,850
       37,500  Rockwell Collins                                               762,000

              See accompanying notes to the financial statements.              3

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PRODUCER DURABLES -- CONTINUED
       12,500  United Technologies Corp                                       855,000
                                                                        -------------
                                                                            7,349,650
                                                                        -------------
               TECHNOLOGY -- 9.1%
      200,000  Agere Systems Inc*                                           1,020,000
       37,500  AT & T Wireless Services Inc*                                  581,250
       47,500  Avnet Inc                                                    1,143,800
      225,000  Compaq Computer Corp                                         2,778,750
      180,000  Corning Inc                                                  2,161,800
       30,000  Electronic Data Systems Corp                                 1,769,400
       52,500  EMC Corp*                                                      811,650
       35,000  Hewlett Packard Co                                             812,350
       25,000  IBM Corp                                                     2,500,000
        7,500  Intel Corp                                                     209,700
      100,000  Motorola Inc                                                 1,740,000
      625,000  Nortel Networks Corp                                         3,912,500
       37,500  Raytheon Co                                                    985,875
       37,500  Rockwell International Corp                                    601,875
      110,000  Storage Technology Corp*                                     1,573,000
       32,500  Unisys Corp*                                                   384,150
                                                                        -------------
                                                                           22,986,100
                                                                        -------------
               UTILITIES -- 11.0%
       45,000  AT & T Corp                                                    856,800
       60,000  Cinergy Corp                                                 1,932,000
       65,000  Qwest Communications International Inc                       1,397,500
       37,500  Reliant Energy Inc                                           1,127,250
       25,000  SBC Communications Inc                                       1,022,750
       63,700  Southern Co                                                  1,475,929
       50,000  Sprint Corp*                                                 1,302,000
      145,000  TXU Corp                                                     6,884,600
      125,000  Verizon Communications                                       6,250,000
      275,000  WorldCom Inc*                                                3,536,500
       11,400  WorldCom Inc - MCI Group*                                      146,946
       65,000  Xcel Energy Inc                                              1,781,000
                                                                        -------------
                                                                           27,713,275
                                                                        -------------

               TOTAL COMMON STOCKS (COST $208,225,205)                    216,195,717
                                                                        -------------

              See accompanying notes to the financial statements.
4

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UNIT INVESTMENT TRUST -- 2.7%
       60,000  Standard and Poor's 500 Depository Receipt                   6,849,000
                                                                        -------------

               TOTAL UNIT INVESTMENT TRUST (COST $7,401,090)                6,849,000
                                                                        -------------
               PREFERRED STOCKS -- 9.4%
               AUTO & TRANSPORTATION -- 1.4%
       75,000  Union Pacific Capital Trust 6.25% 144A                       3,520,350
                                                                        -------------
               FINANCIAL SERVICES -- 0.6%
       32,500  Crescent Real Estate, REIT 6.75%                               651,625
       37,500  Reckson Associates Realty Corp, REIT 7.625%                    843,750
                                                                        -------------
                                                                            1,495,375
                                                                        -------------
               INTEGRATED OILS -- 0.9%
       50,000  Unocal Corp Convertible 6.25% 144A                           2,431,250
                                                                        -------------
               TECHNOLOGY -- 2.0%
       25,000  Electronic Data Systems Corp 7.63%                           1,291,250
       75,000  Raytheon Co 8.25%                                            3,681,000
                                                                        -------------
                                                                            4,972,250
                                                                        -------------
               UTILITIES -- 4.5%
      485,000  Sprint Corp Convertible 7.125%                              11,319,900
                                                                        -------------

               TOTAL PREFERRED STOCKS (COST $22,879,335)                   23,739,125
                                                                        -------------
               RIGHTS AND WARRANTS -- 0.0%
               BANKING AND FINANCIAL SERVICES -- 0.0%
        6,050  CNA Financial Corp Rights, Expires 9/14/01*                     16,819
                                                                        -------------

               TOTAL RIGHTS AND WARRANTS (COST $25,694)                        16,819
                                                                        -------------

              See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 7.6%
               CASH EQUIVALENTS -- 4.8%
$   3,216,660  Fleet National Bank Note, 3.77%, due 10/31/01(a)             3,216,660
$   9,000,000  Prudential Securities Group, Inc. Master Note, 3.96%,
                 due 9/06/01(a)                                             9,000,000
                                                                        -------------
                                                                           12,216,660
                                                                        -------------
               REPURCHASE AGREEMENT -- 2.8%
$   7,027,307  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/01, due 9/03/01, with a maturity value of
               $7,028,888 and an effective yield of 2.70%,
               collateralized by a U.S. Treasury Bill with a rate of
               0.00%, maturity date of 1/24/02 and market value of
               $7,170,000.                                                  7,027,307
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $19,243,967)             19,243,967
                                                                        -------------
               TOTAL INVESTMENTS -- 105.3%
               (Cost $257,775,291)                                        266,044,628

               Other Assets and Liabilities (net) -- (5.3%)               (13,307,312)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 252,737,316
                                                                        =============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*    Non-income producing security.

(a)  Represents investments of security lending collateral (Note 1).

6             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $11,740,810 (cost $257,775,291) (Note 1)                  $266,044,628
   Receivable for investments sold                                 305,540
   Dividends and interest receivable                               421,279
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              11,470
                                                              ------------
      Total assets                                             266,782,917
                                                              ------------

LIABILITIES:
   Payable for investments purchased                             1,673,361
   Payable upon return of securities loaned (Note 1)            12,216,660
   Payable to affiliate for (Note 2):
      Management fee                                               101,113
      Shareholder service fee                                       32,972
   Accrued expenses                                                 21,495
                                                              ------------
      Total liabilities                                         14,045,601
                                                              ------------
NET ASSETS                                                    $252,737,316
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $248,689,952
   Accumulated undistributed net investment income                 686,303
   Overdistributed net realized gains                           (4,908,276)
   Net unrealized appreciation                                   8,269,337
                                                              ------------
                                                              $252,737,316
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $252,737,316
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    27,269,668
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.27
                                                              ============

              See accompanying notes to the financial statements.              7

GMO VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $9,139)             $3,016,666
   Interest (including securities lending income of $30,531)     190,737
                                                              ----------
      Total income                                             3,207,403
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       592,205
   Custodian and transfer agent fees                              28,244
   Audit fees                                                     19,412
   Legal fees                                                      5,428
   Trustees fees (Note 2)                                          1,656
   Registration fees                                                 368
   Miscellaneous                                                   5,988
   Fees waived or borne by Manager (Note 2)                      (60,538)
                                                              ----------
                                                                 592,763
   Shareholder service fee (Note 2) - Class III                  193,110
                                                              ----------
      Net expenses                                               785,873
                                                              ----------
         Net investment income                                 2,421,530
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):

   Net realized gain on investments                            1,335,467
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                               (3,452,230)
                                                              ----------

      Net realized and unrealized loss                        (2,116,763)
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  304,767
                                                              ==========

8             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,421,530      $  4,403,512
   Net realized gain                                          1,335,467        12,651,526
   Change in net unrealized appreciation (depreciation)      (3,452,230)       43,000,115
                                                           ------------      ------------
   Net increase in net assets from operations                   304,767        60,055,153
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (1,735,227)       (4,296,952)
                                                           ------------      ------------
      Total distributions from net investment income         (1,735,227)       (4,296,952)
                                                           ------------      ------------
   Net realized gains
      Class III                                              (6,580,353)      (17,646,613)
                                                           ------------      ------------
      Total distributions from net realized gains            (6,580,353)      (17,646,613)
                                                           ------------      ------------
                                                             (8,315,580)      (21,943,565)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                              12,777,341        31,529,715
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                             12,777,341        31,529,715
                                                           ------------      ------------
      Total increase in net assets                            4,766,528        69,641,303
NET ASSETS:
   Beginning of period                                      247,970,788       178,329,485
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $686,303 and $0,
    respectively)                                          $252,737,316      $247,970,788
                                                           ============      ============

              See accompanying notes to the financial statements.              9

GMO VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   ---------------------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999         1998         1997
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.57       $   7.98     $  10.40     $  14.33     $  14.85     $  14.25
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.10           0.18         0.21         0.26         0.31         0.31
   Net realized and unrealized gain
     (loss)                                      (0.08)          2.32        (0.83)        0.13         3.81         2.47
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            0.02           2.50        (0.62)        0.39         4.12         2.78
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.07)         (0.18)       (0.21)       (0.27)       (0.35)       (0.32)
   In excess of net investment income               --             --        (0.02)          --           --           --
   From net realized gains                       (0.25)         (0.73)       (1.57)       (4.05)       (4.29)       (1.86)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.32)         (0.91)       (1.80)       (4.32)       (4.64)       (2.18)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $   9.27       $   9.57     $   7.98     $  10.40     $  14.33     $  14.85
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(A)                                   0.13%+        32.72%       (8.45)%       2.24%       31.54%       21.26%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $252,737       $247,971     $178,329     $202,842     $332,103     $469,591
   Net expenses to average daily net
     assets                                       0.61%*         0.61%        0.61%        0.61%        0.61%        0.61%
   Net investment income to average
     daily net assets                             1.88%*         1.99%        2.06%        1.82%        1.89%        2.17%
   Portfolio turnover rate                          36%           102%         104%          37%          40%          84%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:          --(b)          --(b)        --(b)    $   0.04     $   0.05     $   0.04

(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through April 7, 2001, calculation excludes purchase premiums.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Annualized.
+    Not annualized.

10            See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2001, the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $11,740,810 collateralized by cash in the amount of $12,216,660, which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2001, the Fund held no open swap agreements.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and of discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective April 7, 2000, the Fund no longer charges a premium on cash purchases of Fund shares. Prior to April 7, 2000, the premium on cash purchases of Fund shares was .14% of the amount invested. For the period from March 1, 2000 through April 7, 2000, the Fund received $5,600 in purchase premiums. There is no premium for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .46% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, interest expense, and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $1,656. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $96,171,984 and $87,545,915, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           Gross Unrealized    Gross Unrealized    Net Unrealized
         Aggregate Cost      Appreciation        Depreciation       Appreciation
         --------------    ----------------    ----------------    --------------
          $257,775,291       $25,530,006         $(17,260,669)       $8,269,337

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2001, 57.8% of the outstanding shares of the Fund were held by one shareholder.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                                   Six Months Ended                Year Ended
                                                   August 31, 2001              February 28, 2001
                                              --------------------------    -------------------------
                                                Shares         Amount         Shares        Amount
         Class III:                           -----------    -----------    ----------    -----------
         Shares sold                            1,141,578    $10,899,551     2,374,439    $21,182,915
         Shares issued to shareholders
           in reinvestment of
           distributions                          752,110      6,992,059     2,093,314     18,473,502
         Shares repurchased                      (535,927)    (5,114,269)     (904,181)    (8,126,702)
                                              -----------    -----------    ----------    -----------
         Net increase                           1,357,761    $12,777,341     3,563,572    $31,529,715
                                              ===========    ===========    ==========    ===========

GMO TOBACCO FREE CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

       SHARES              DESCRIPTION                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------
                           COMMON STOCKS -- 99.3%
                           AUTO & TRANSPORTATION -- 6.4%
               48,500      AMR Corp*                                                               1,551,515
               84,600      Burlington Northern Santa Fe Railroad Co                                2,293,506
               46,100      Carnival Corp                                                           1,442,008
               44,200      CSX Corp                                                                1,562,028
               45,000      Delphi Automotive Systems                                                 674,550
               27,800      Delta Air Lines Inc                                                     1,073,080
               13,000      Eaton Corp                                                                935,090
              207,193      Ford Motor Co                                                           4,116,925
              106,413      General Motors Corp                                                     5,826,112
               24,100      Genuine Parts Co                                                          741,316
               24,100      Goodyear Tire & Rubber Co                                                 590,450
               56,000      Norfolk Southern Corp                                                   1,042,720
               11,900      Southwest Airlines Inc                                                    212,891
               31,800      TRW Inc                                                                 1,119,360
               11,500      Union Pacific Corp                                                        612,605
                                                                                         -------------------
                                                                                                  23,794,156
                                                                                         -------------------
                           BANKING AND FINANCIAL SERVICES -- 4.6%
              155,100      Fannie Mae                                                             11,820,171
               87,000      Freddie Mac                                                             5,470,560
                                                                                         -------------------
                                                                                                  17,290,731
                                                                                         -------------------
                           COMPUTER AND OFFICE EQUIPMENT -- 0.1%
               40,400      Compaq Computer Corp                                                      498,940
                                                                                         -------------------
                           CONSUMER DISCRETIONARY -- 8.9%
               40,200      Abercrombie & Fitch Co*                                                 1,219,668
               48,500      Allied Waste Industries Inc*                                              879,305
               23,200      Autozone Inc*                                                           1,071,840
               51,200      Bed, Bath & Beyond Inc*                                                 1,477,120
               25,200      Charter Communications Inc*                                               509,040
               17,300      Electronic Arts Inc*                                                      998,383
               39,600      Federated Department Stores Inc*                                        1,437,876
               30,500      Fox Entertainment Group Inc, Class A*                                     747,860
               35,300      Hilton Hotels Corp                                                        448,663
               42,600      Home Depot Inc                                                          1,957,470
               21,800      International Game Technology*                                          1,166,736
               26,500      Jones Apparel Group Inc*                                                  845,350

              See accompanying notes to the financial statements.              1

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

       SHARES              DESCRIPTION                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------
                           CONSUMER DISCRETIONARY -- CONTINUED
                2,600      Kimberly-Clark Corp                                                       161,330
               25,400      Leggett & Platt Inc                                                       597,408
               78,800      Mattel Co                                                               1,417,612
               49,700      May Department Stores Co                                                1,672,405
                5,200      McDonald's Corp                                                           156,156
               15,700      Newell Rubbermaid Inc                                                     359,530
               18,800      Nike Inc, Class B                                                         940,000
               24,500      Penney (JC) Co Inc                                                        588,000
               38,300      Robert Half International Inc*                                            953,287
               68,800      Sears Roebuck & Co                                                      2,941,200
               39,600      Target Corp                                                             1,372,140
               64,800      The Gap Inc                                                             1,273,320
               62,200      TJX Cos Inc                                                             2,183,220
               36,500      Toys R Us Inc*                                                            873,445
               26,400      Tricon Global Restaurants Inc*                                          1,125,168
               16,100      VF Corp                                                                   556,577
               21,300      Wal Mart Stores Inc                                                     1,023,465
               78,100      Waste Management Inc                                                    2,415,633
                                                                                         -------------------
                                                                                                  33,369,207
                                                                                         -------------------
                           CONSUMER STAPLES -- 5.0%
               73,776      Albertsons Inc                                                          2,581,422
               20,200      Campbell Soup Co                                                          569,438
               20,400      Coca Cola Co                                                              992,868
               55,800      ConAgra Foods Inc                                                       1,280,610
               34,100      CVS Corp                                                                1,231,351
               45,300      Eastman Kodak Co                                                        2,023,551
                3,500      General Mills Co                                                          155,190
               10,300      Heinz (HJ) Co                                                             465,354
               22,700      Kellogg Co                                                                726,173
               18,800      Kroger Co*                                                                500,456
                9,900      Pepsi Bottling Group Inc                                                  437,085
               33,200      Procter and Gamble Co                                                   2,461,780
               25,400      Safeway Inc*                                                            1,145,794
               54,800      Sara Lee Corp                                                           1,205,600
               29,100      Unilever NV                                                             1,777,719
               31,200      Walgreen Co                                                             1,071,720
                9,300      Winn-Dixie Stores Inc                                                     208,785
                                                                                         -------------------
                                                                                                  18,834,896
                                                                                         -------------------

              See accompanying notes to the financial statements.
2

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

       SHARES              DESCRIPTION                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------
                           FINANCIAL SERVICES -- 21.6%
               12,300      Affiliated Computer Services Inc*                                       1,005,771
              126,400      Allstate Corp                                                           4,288,752
                7,550      AMBAC Inc                                                                 446,960
                9,496      American International Group Inc                                          742,556
              175,964      Bank of America Corp                                                   10,821,786
               99,100      Bank One Corp                                                           3,437,779
               17,800      BB&T Corp                                                                 654,684
               23,721      Bear Stearns Cos Inc                                                    1,237,999
               25,300      Charter One Financial Inc                                                 738,760
                7,400      Cigna Corp                                                                666,000
               12,700      CNA Financial Corp*                                                       352,679
               24,600      Comerica Inc                                                            1,469,850
               50,000      Concord EFS Inc*                                                        2,623,500
               60,200      Conseco Inc*                                                              552,636
               19,600      Countrywide Credit Industries Inc                                         813,400
               20,700      Dime Bancorp Inc                                                          799,020
                8,200      DST Systems Inc*                                                          392,370
               20,600      Equifax Inc                                                               536,218
               31,800      First Tennessee National Corp                                           1,024,278
              127,100      First Union Corp                                                        4,374,782
               82,746      FleetBoston Financial Corp                                              3,047,535
               40,200      Franklin Resources Inc                                                  1,649,406
                8,400      Golden State Bancorp                                                      252,168
               17,100      H&R Block Inc                                                             665,361
                8,700      Hartford Financial Services Group Inc                                     563,760
               30,900      Household International Inc                                             1,826,190
               64,340      J.P. Morgan Chase & Co                                                  2,534,996
               24,600      John Hancock Financial Services                                           982,770
               61,000      Key Corp                                                                1,531,100
                6,100      Lehman Brothers Holdings Inc                                              400,465
                9,800      Lincoln National Corp                                                     488,628
                9,700      M & T Bank Corp                                                           704,705
               30,300      MBIA Inc                                                                1,636,503
               20,500      Metlife Inc                                                               625,250
               35,100      MGIC Investment Corp                                                    2,453,490
               87,700      National City Corp                                                      2,707,299
               41,500      North Fork Bancorp                                                      1,236,700
               22,600      PNC Bank Corp                                                           1,504,934
               12,500      Progressive Corp                                                        1,615,875
               49,400      Providian Financial Corp                                                1,929,564

              See accompanying notes to the financial statements.              3

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

       SHARES              DESCRIPTION                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------
                           FINANCIAL SERVICES -- CONTINUED
               31,300      Regions Financial Corp                                                    920,220
               16,800      SEI Investments Co                                                        689,472
               52,200      Southtrust Corp                                                         1,271,592
               39,500      Sungard Data Systems Inc*                                                 934,175
               14,800      Suntrust Banks Inc                                                      1,010,840
               12,100      Synovus Financial Corp                                                    372,680
               11,900      Torchmark Corp                                                            502,656
               12,100      Union Planters Corp                                                       538,450
               23,200      UnionBanCal Corp                                                          860,720
               51,100      Unumprovident Corp                                                      1,431,822
               19,300      USA Education Inc                                                       1,528,753
               12,900      Wachovia Corp                                                             898,485
              111,300      Washington Mutual Inc                                                   4,167,072
                                                                                         -------------------
                                                                                                  80,463,416
                                                                                         -------------------
                           HEALTH CARE -- 12.8%
               77,400      Abbott Laboratories                                                     3,846,780
               57,800      Aetna Inc*                                                              1,728,220
              130,300      Boston Scientific Corp*                                                 2,488,730
              193,100      Bristol Myers Squibb Co                                                10,840,634
               27,000      Cardinal Health Inc                                                     1,969,380
                8,700      Express Scripts Inc, Class A*                                             465,624
               19,900      Genzyme Corp - General Division*                                        1,127,136
               97,300      Healthsouth Corp*                                                       1,759,184
               72,400      IMS Health Inc                                                          1,927,288
               45,420      Johnson & Johnson                                                       2,394,088
               40,200      Lincare Holdings Inc*                                                   1,142,082
               38,900      McKesson HBOC Inc                                                       1,526,825
              103,600      Merck & Co Inc                                                          6,744,360
               57,750      Pfizer Inc                                                              2,212,402
              183,200      Schering Plough Corp                                                    6,985,416
                9,200      Tenet Healthcare Corp*                                                    509,864
                                                                                         -------------------
                                                                                                  47,668,013
                                                                                         -------------------
                           INTEGRATED OILS -- 3.3%
                5,900      Chevron Corp                                                              535,425
               75,500      Conoco Inc                                                              2,238,575
               59,100      Conoco Inc, Class B                                                     1,750,542
               72,854      Exxon Mobil Corp                                                        2,925,088
               31,300      Occidental Petroleum Corp                                                 861,376

4             See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

       SHARES              DESCRIPTION                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------
                           INTEGRATED OILS -- CONTINUED
               38,900      Royal Dutch Petroleum Co                                                2,202,907
                5,500      Texaco Inc                                                                383,075
               46,700      USX - Marathon Group                                                    1,471,517
                                                                                         -------------------
                                                                                                  12,368,505
                                                                                         -------------------
                           MATERIALS & PROCESSING -- 3.7%
               11,600      Air Products and Chemicals                                                491,840
               46,800      Alcoa Inc                                                               1,784,016
               22,854      Archer Daniels Midland Co                                                 306,933
               40,860      Dow Chemical Co                                                         1,432,552
               44,500      Du Pont (E.I.) De Nemours                                               1,823,165
               12,600      Fluor Corp                                                                571,158
               55,900      Lowes Co Inc                                                            2,079,480
               26,200      Masco Corp                                                                676,484
               41,000      PPG Industries Inc                                                      2,218,920
               34,600      Praxair Inc                                                             1,628,622
               33,500      Sherwin Williams Co                                                       758,775
                                                                                         -------------------
                                                                                                  13,771,945
                                                                                         -------------------
                           OTHER -- 2.5%
               22,500      Fortune Brands Inc                                                        860,625
               39,600      General Electric Co                                                     1,622,808
               81,900      Honeywell International Inc                                             3,051,594
               16,800      Illinois Tool Works Inc                                                 1,050,168
               15,700      Johnson Controls                                                        1,150,025
                5,800      Minnesota Mining and Manufacturing Co                                     603,780
               15,400      Textron Inc                                                               806,806
                                                                                         -------------------
                                                                                                   9,145,806
                                                                                         -------------------
                           OTHER ENERGY -- 0.6%
                6,800      Baker Hughes Inc                                                          223,992
                8,700      Burlington Resources Inc                                                  330,600
               13,983      El Paso Corp                                                              679,434
                7,200      Kinder Morgan Energy Partners                                             526,752
               13,500      Progress Energy Inc                                                       562,815
                                                                                         -------------------
                                                                                                   2,323,593
                                                                                         -------------------
                           PRODUCER DURABLES -- 3.8%
               48,100      Boeing Co                                                               2,462,720

              See accompanying notes to the financial statements.              5

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

       SHARES              DESCRIPTION                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------
                           PRODUCER DURABLES -- CONTINUED
               46,100      Caterpillar Inc                                                         2,305,000
               19,800      Deere and Co                                                              854,766
               24,600      Emerson Electric Co                                                     1,318,560
               28,600      Ingersoll Rand Co                                                       1,160,302
               20,900      Lockheed Martin Corp                                                      833,074
               22,600      Northrop Grumman Corp                                                   1,853,200
               13,100      Parker-Hannifin Corp                                                      576,400
                8,600      Pitney Bowes Inc                                                          374,014
               22,700      Power-One Inc*                                                            247,657
               13,200      United Technologies Corp                                                  902,880
              137,900      Xerox Corp                                                              1,268,680
                                                                                         -------------------
                                                                                                  14,157,253
                                                                                         -------------------
                           TECHNOLOGY -- 13.4%
               77,700      Altera Corp*                                                            2,206,680
                2,500      Ascential Software Corp*                                                   11,800
              136,000      BMC Software Inc*                                                       2,176,000
               20,300      Ceridian Corp*                                                            394,835
               37,800      Cisco Systems Inc*                                                        617,274
              127,500      Computer Associates International Inc                                   3,958,875
              102,700      Dell Computer Corp*                                                     2,195,726
               37,200      Electronic Data Systems Corp                                            2,194,056
              126,500      Gateway Inc*                                                            1,134,705
               18,400      Hewlett Packard Co                                                        427,064
               13,700      IBM Corp                                                                1,370,000
              315,100      Intel Corp                                                              8,810,196
               85,600      Interwoven Inc*                                                           697,640
                7,300      Linear Technology Corp                                                    299,884
              197,600      Microsoft Corp*                                                        11,273,080
              248,600      Oracle Corp*                                                            3,035,406
               59,200      Peoplesoft Inc*                                                         2,041,216
               35,600      Qualcomm Inc*                                                           2,095,060
               67,000      Raytheon Co                                                             1,761,430
                7,200      Redback Networks Inc*                                                      29,376
               17,100      Rockwell International Corp                                               274,455
               34,600      Sabre Group Holding Inc*                                                1,459,428
               23,800      Synopsys Inc*                                                           1,098,132
               28,000      Tellabs Inc*                                                              372,960
                                                                                         -------------------
                                                                                                  49,935,278
                                                                                         -------------------

              See accompanying notes to the financial statements.
6

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

       SHARES              DESCRIPTION                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------
                           UTILITIES -- 12.6%
               11,400      Allegheny Energy Inc                                                      502,512
               12,100      Ameren Corp                                                               499,125
               18,160      American Electric Power Inc                                               831,183
              404,932      AT & T Corp                                                             7,709,905
               52,300      Bellsouth Corp                                                          1,950,790
               17,300      Cinergy Corp                                                              557,060
               10,500      CMS Energy Corp                                                           246,330
               22,100      Consolidated Edison Inc                                                   903,890
                6,500      Constellation Energy Group Inc                                            195,130
                7,200      Dominion Resources Inc                                                    453,240
               16,200      DTE Energy Co                                                             701,298
               37,300      Duke Power Co                                                           1,466,263
               57,400      Edison International                                                      781,214
               21,400      Entergy Corp                                                              824,328
               16,000      Exelon Corp                                                               873,600
               21,200      Firstenergy Corp                                                          697,268
               11,400      FPL Group Inc                                                             619,590
               22,100      General Public Utilities Inc                                              843,778
                9,500      NiSource Inc                                                              239,495
               64,000      PG & E Corp                                                             1,049,600
               16,700      PPL Corp                                                                  723,945
               16,600      Public Service Enterprise Group Inc                                       768,580
               23,600      Reliant Energy Inc                                                        709,416
              171,214      SBC Communications Inc                                                  7,004,365
               21,000      Sempra Energy                                                             568,890
               33,300      Southern Co                                                               771,561
               36,100      TXU Corp                                                                1,714,028
              220,484      Verizon Communications                                                 11,024,200
              111,338      WorldCom Inc*                                                           1,431,807
               17,870      Xcel Energy Inc                                                           489,638
                                                                                         -------------------
                                                                                                  47,152,029
                                                                                         -------------------

                           TOTAL COMMON STOCKS (COST $388,243,853)                               370,773,768
                                                                                         -------------------
                           RIGHTS AND WARRANTS -- 0.0%
                           BANKING AND FINANCIAL SERVICES -- 0.0%
                2,794      CNA Financial Corp Rights, Expires 9/14/01*                                 7,767
                                                                                         -------------------

                           TOTAL RIGHTS AND WARRANTS (COST $12,226)                                    7,767
                                                                                         -------------------

              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

       SHARES/
    PAR VALUE ($)          DESCRIPTION                                                        VALUE ($)
------------------------------------------------------------------------------------------------------------
                           SHORT-TERM INVESTMENTS -- 7.2%
                           CASH EQUIVALENTS -- 3.8%
              200,000      Dreyfus Money Market Fund, 3.66%(a)                                       200,000
$           3,248,391      Fleet National Bank Note, 3.77%, due 10/31/01(a)                        3,248,391
            1,735,585      Merrimac Money Market Fund, 3.76%(a)                                    1,735,585
$           9,000,000      Prudential Securities Group, Inc. Master Note, 3.96%,
                             due 9/06/01(a)                                                        9,000,000
                                                                                         -------------------
                                                                                                  14,183,976
                                                                                         -------------------
                           U.S. GOVERNMENT -- 0.1%
$             500,000      U.S. Treasury Bill, 3.48%, due 12/06/01                                   495,764
                                                                                         -------------------
                           REPURCHASE AGREEMENT -- 3.3%
$          12,403,978      Salomon Smith Barney Inc. Repurchase Agreement, dated
                           8/31/01, due 9/03/01, with a maturity value of
                           $12,406,769 and an effective yield of 2.70%,
                           collaterized by a U.S. Treasury Bill with a rate of
                           0.00%, maturity date of 1/24/02 and market value of
                           $12,660,000.                                                           12,403,978
                                                                                         -------------------

                           TOTAL SHORT-TERM INVESTMENTS (COST $27,083,405)                        27,083,718
                                                                                         -------------------
                           TOTAL INVESTMENTS -- 106.5%
                           (Cost $415,339,484)                                                   397,865,253

                           Other Assets and Liabilities (net) -- (6.5%)                          (24,380,184)
                                                                                         -------------------
                           TOTAL NET ASSETS -- 100.0%                                    $       373,485,069
                                                                                         ===================

                           NOTES TO THE SCHEDULE OF INVESTMENTS:

*                       Non-income producing security.

(a)                     Represents investments of security lending collateral (Note
                        1).

8             See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $13,668,890 (cost $415,339,484) (Note 1)                    $     397,865,253
   Receivable for investments sold                                     12,012,816
   Dividends and interest receivable                                      705,951
   Receivable for expenses waived or borne by Manager (Note
    2)                                                                      7,068
                                                                -----------------
      Total assets                                                    410,591,088
                                                                -----------------

LIABILITIES:
   Payable for investments purchased                                   22,602,552
   Payable upon return of securities loaned (Note 1)                   14,183,976
   Payable for Fund shares repurchased                                    132,700
   Payable to affiliate for (Note 2):
      Management fee                                                      108,892
      Shareholder service fee                                              40,245
   Accrued expenses                                                        37,654
                                                                -----------------
      Total liabilities                                                37,106,019
                                                                -----------------
NET ASSETS                                                      $     373,485,069
                                                                =================

NET ASSETS CONSIST OF:
   Paid-in capital                                              $     413,578,883
   Accumulated undistributed net investment income                      1,009,606
   Accumulated net realized loss                                      (23,629,189)
   Net unrealized depreciation                                        (17,474,231)
                                                                -----------------
                                                                $     373,485,069
                                                                =================

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                             $     140,647,387
                                                                =================
   Class IV shares                                              $     232,837,682
                                                                =================

SHARES OUTSTANDING:
   Class III                                                           12,155,477
                                                                =================
   Class IV                                                            20,130,339
                                                                =================

NET ASSET VALUE PER SHARE:
   Class III                                                    $           11.57
                                                                =================
   Class IV                                                     $           11.57
                                                                =================

              See accompanying notes to the financial statements.              9

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $6,122)               $       2,411,476
   Interest (including securities lending income of $23,288)              262,313
                                                                -----------------
      Total income                                                      2,673,789
                                                                -----------------
EXPENSES:
   Management fee (Note 2)                                                496,775
   Custodian and transfer agent fees                                       29,992
   Audit fees                                                              17,480
   Legal fees                                                               5,612
   Trustees fees (Note 2)                                                   1,656
   Registration fees                                                          368
   Miscellaneous                                                            1,950
   Fees waived or borne by Manager (Note 2)                               (56,500)
                                                                -----------------
                                                                          497,333
   Shareholder service fee (Note 2) -- Class III                          171,965
   Shareholder service fee (Note 2) -- Class IV                            37,683
                                                                -----------------
      Net expenses                                                        706,981
                                                                -----------------
         Net investment income                                          1,966,808
                                                                -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on:
      Investments                                                     (16,775,302)
      Closed futures contracts                                         (2,011,420)
                                                                -----------------

         Net realized loss                                            (18,786,722)
                                                                -----------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                      (5,107,249)
      Open futures contracts                                              568,908
                                                                -----------------

         Net unrealized loss                                           (4,538,341)
                                                                -----------------

      Net realized and unrealized loss                                (23,325,063)
                                                                -----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     (21,358,255)
                                                                =================

10            See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                AUGUST 31, 2001        YEAR ENDED
                                                                  (UNAUDITED)       FEBRUARY 28, 2001
                                                                ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                         $   1,966,808        $  3,572,989
   Net realized gain (loss)                                        (18,786,722)         18,737,728
   Change in net unrealized appreciation (depreciation)             (4,538,341)        (21,412,504)
                                                                 -------------        ------------

   Net increase (decrease) in net assets from operations           (21,358,255)            898,213
                                                                 -------------        ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                     (1,370,117)         (3,677,116)
      Class IV                                                        (236,928)                 --
                                                                 -------------        ------------
      Total distributions from net investment income                (1,607,045)         (3,677,116)
                                                                 -------------        ------------
   Net realized gains
      Class III                                                             --         (31,328,636)
                                                                 -------------        ------------
      Total distributions from net realized gains                           --         (31,328,636)
                                                                 -------------        ------------
   In excess of net realized gains
      Class III                                                             --          (3,679,314)
                                                                 -------------        ------------
      Total distributions in excess of net realized gains                   --          (3,679,314)
                                                                 -------------        ------------
                                                                    (1,607,045)        (38,685,066)
                                                                 -------------        ------------
   Net share transactions: (Note 5)
      Class III                                                   (108,345,194)        (23,567,097)
      Class IV                                                     244,363,819                  --
                                                                 -------------        ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                             136,018,625         (23,567,097)
                                                                 -------------        ------------
      Total increase (decrease) in net assets                      113,053,325         (61,353,950)
NET ASSETS:
   Beginning of period                                             260,431,744         321,785,694
                                                                 -------------        ------------
   End of period (including accumulated undistributed net
    investment income of $1,009,606 and $649,843,
    respectively)                                                $ 373,485,069        $260,431,744
                                                                 =============        ============

              See accompanying notes to the financial statements.             11

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   -------------------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999         1998        1997
                                          ----------------  -----------  -----------  -----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  12.29       $  14.35     $  14.26     $  14.05     $ 12.98     $ 12.93
                                              --------       --------     --------     --------     -------     -------

Income from investment operations:
   Net investment income                          0.07+          0.17+        0.20         0.18        0.22        0.24
   Net realized and unrealized gain
     (loss)                                      (0.73)         (0.20)        1.94         1.99        4.07        2.41
                                              --------       --------     --------     --------     -------     -------

      Total from investment operations           (0.66)         (0.03)++      2.14         2.17        4.29        2.65
                                              --------       --------     --------     --------     -------     -------

Less distributions to shareholders:
   From net investment income                    (0.06)         (0.19)       (0.19)       (0.19)      (0.22)      (0.24)
   From net realized gains                          --          (1.65)       (1.86)       (1.77)      (3.00)      (2.36)
   In excess of net realized gains                  --          (0.19)          --           --          --          --
                                              --------       --------     --------     --------     -------     -------

      Total distributions                        (0.06)         (2.03)       (2.05)       (1.96)      (3.22)      (2.60)
                                              --------       --------     --------     --------     -------     -------
NET ASSET VALUE, END OF PERIOD                $  11.57       $  12.29     $  14.35     $  14.26     $ 14.05     $ 12.98
                                              ========       ========     ========     ========     =======     =======
TOTAL RETURN(A)                                  (5.34)%**      (0.83)%      15.10%       16.29%      37.82%      22.76%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $140,647       $260,432     $321,786     $227,158     $99,922     $66,260
   Net expenses to average daily net
     assets                                       0.48%*         0.48%        0.48%        0.48%       0.48%       0.48%
   Net investment income to average
     daily net assets                             1.23%*         1.20%        1.34%        1.35%       1.66%       1.83%
   Portfolio turnover rate                          40%            82%         108%          77%         70%        131%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:          --(b)      $   0.01     $   0.01     $   0.03     $  0.04     $  0.04

(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through April 7, 2000, calculation excludes purchase premiums.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+    Computed using averge shares outstanding throughout the period.
++ The amount shown for a share outstanding does not correspond with the net increase in net assets from operations due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
*    Annualized.
**   Not Annualized.

12            See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   PERIOD FROM
                                                                   JULY 2, 2001
                                                                  (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                 AUGUST 31, 2001
                                                                   (UNAUDITED)
                                                              ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  12.32
                                                                     --------

Income from investment operations:
   Net investment income                                                0.03+
   Net realized and unrealized loss                                     (0.75)
                                                                     --------

      Total from investment operations                                  (0.72)
                                                                     --------

Less distributions to shareholders:
   From net investment income                                           (0.03)
                                                                     --------

      Total distributions                                               (0.03)
                                                                     --------
NET ASSET VALUE, END OF PERIOD                                       $  11.57
                                                                     ========
TOTAL RETURN(A)                                                         (5.86)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $232,838
   Net expenses to average daily net assets                              0.44%*
   Net investment income to average daily net assets                     1.56%*
   Portfolio turnover rate                                                 40%
   Fees and expenses voluntarily waived or borne by the
     Manager consisted of the following per share amounts:               --(b)

(a) The total returns would have been lower had certain expensesnot been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+    Computed using averge shares outstanding throughout the period.
*    Annualized.
**   Not Annualized.

              See accompanying notes to the financial statements.             13

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 Index.

      Effective July 2, 2001, the Fund began to offer two classes of shares:
      Class III and Class IV. Prior to July 2, 2001, the Fund offered Class III shares only. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2001 the Fund had no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $13,668,890, collateralized by cash in the amount of $14,183,976, which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by a specific spread. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2001 the Fund held no open swap agreements.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective April 7, 2000, the Fund no longer charges a premium on cash purchases of Fund shares. Prior to April 7, 2000, the premium on cash purchases of Fund shares was .14% of the amount invested. For the period from March 1, 2000 through April 7, 2000 the Fund received no purchase premiums. The was no premium for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .105% for Class IV shares.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, interest expense, and extraordinary expenses) exceed the management fee.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $1,656. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $260,487,955 and $113,049,854, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           Gross Unrealized    Gross Unrealized    Net Unrealized
         Aggregate Cost      Appreciation        Depreciation       Depreciation
         --------------    ----------------    ----------------    --------------
          $415,339,484       $15,867,290         $(33,341,521)      $(17,474,231)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 62.4% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                  Six Months Ended                  Year Ended
                                                  August 31, 2001               February 28, 2001
                                            ----------------------------    --------------------------
                                              Shares          Amount          Shares         Amount
         Class III:                         -----------    -------------    ----------    ------------
         Shares sold                          8,780,758    $ 107,392,838     1,105,803    $ 16,166,396
         Shares issued to shareholders
           in reinvestment of
           distributions                         94,286        1,104,554     2,851,635      37,869,731
         Shares repurchased                 (17,905,216)    (216,842,586)   (5,196,613)    (77,603,224)
                                            -----------    -------------    ----------    ------------
         Net decrease                        (9,030,172)   $(108,345,194)   (1,239,175)   $(23,567,097)
                                            ===========    =============    ==========    ============

                                             Period from July 2, 2001
                                           (commencement of operations)
                                              through August 31, 2001
                                           -----------------------------
                                              Shares          Amount
         Class IV:                         ------------    -------------
         Shares sold                        20,110,677     $244,126,891
         Shares issued to shareholders
           in reinvestment of
           distributions                        19,662          236,928
         Shares repurchased                         --               --
                                            ----------     ------------
         Net increase                       20,130,339     $244,363,819
                                            ==========     ============

GMO TAX MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 98.8%
               AUTO & TRANSPORTATION -- 6.3%
        6,900  America West Holdings Corp, Class B*                            65,619
        6,900  Arctic Cat Inc                                                 110,745
        5,425  ArvinMeritor Inc                                                96,022
        4,100  Borg Warner Automotive Inc                                     209,510
        3,100  CNF Transportation Inc                                          93,093
        4,200  Continental Airlines Inc, Class B*                             183,204
        3,500  Cooper Tire & Rubber Co                                         58,345
        2,900  Dana Corp                                                       56,840
        3,300  Fleetwood Enterprises Inc                                       48,840
        2,200  Goodyear Tire & Rubber Co                                       53,900
        1,750  Heartland Express Inc*                                          47,425
        4,700  Lear Corp*                                                     170,328
        3,000  Northwest Airlines Corp*                                        63,240
        4,800  Offshore Logistics Inc*                                         90,720
        4,200  Paccar Inc                                                     232,260
        1,500  Polaris Industries Inc                                          75,525
        2,800  Smith (AO) Corp, Class B                                        47,180
        5,800  UAL Corp                                                       189,544
        4,400  Wisconsin Central Transport*                                    74,844
        7,300  Yellow Corp*                                                   194,253
                                                                        -------------
                                                                            2,161,437
                                                                        -------------
               CONSUMER DISCRETIONARY -- 18.0%
        1,345  Adecco SA ADR                                                   16,355
        6,600  Allied Waste Industries Inc*                                   119,658
        5,200  American Greetings Corp                                         68,744
        2,000  Anchor Gaming*                                                 106,900
       11,800  Autonation Inc*                                                126,968
        6,600  Autozone Inc*                                                  304,920
        3,200  Aztar Corp*                                                     51,648
        3,700  Banta Corp                                                     110,963
        1,900  Black and Decker Corp                                           74,727
        3,300  Boca Resorts Inc*                                               42,405
        5,900  Bowne and Co Inc                                                70,564
        5,600  Brown Shoe Co Inc                                               84,560
        3,300  Burlington Coat Factory Warehouse                               53,757
        5,400  Callaway Golf Co                                                97,848
        3,000  Catalina Marketing Corp*                                        98,490

              See accompanying notes to the financial statements.              1

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        1,800  CBRL Group Inc                                                  37,908
        2,600  Charter Communications Inc*                                     52,520
        6,000  Dillard's Inc                                                  107,400
        4,000  Dress Barn Inc*                                                 92,760
        1,300  Extended Stay America Inc*                                      21,437
        2,700  Fastenal Co                                                    177,525
        4,500  Furniture Brands International Inc*                            117,360
        3,000  G TECH Holdings Corp*                                           98,940
           47  Global Sources Ltd*                                                189
        5,300  Hasbro Inc                                                      91,902
        1,233  Havas Advertising                                               11,159
        5,100  Hilton Hotels Corp                                              64,821
        4,000  Hollinger International Inc                                     52,200
        9,200  Ikon Office Solutions Inc                                       69,000
        1,000  Jones Apparel Group Inc*                                        31,900
        2,800  Kellwood Co                                                     60,928
        3,600  Kelly Services, Class A                                         89,748
        3,500  Leggett & Platt Inc                                             82,320
        3,500  Liz Claiborne Inc                                              183,575
       11,600  Lone Star Steakhouse and Saloon Inc                            144,420
        7,000  Luby's Cafeterias Inc                                           61,460
        4,200  Mandalay Resort Group*                                         104,496
        1,900  Manpower Inc                                                    58,558
        3,500  Mohawk Industries Inc*                                         156,100
        3,400  Neiman Marcus Group Inc, Class A*                              108,154
          500  O'Reilly Automotive Inc*                                        15,600
       13,800  Office Depot Inc*                                              191,820
       48,200  OfficeMax Inc*                                                 225,576
        4,200  Outback Steakhouse Inc*                                        122,850
        1,900  Payless ShoeSource Inc*                                        110,713
        6,567  Pfsweb Inc*                                                      6,436
        5,500  Pier 1 Imports Inc                                              66,825
        8,001  Pittston Brinks Group                                          176,502
        1,000  Polo Ralph Lauren Corp*                                         23,720
        5,900  Prime Hospitality Corp*                                         67,732
        4,059  Quebecor World Inc                                             105,453
        5,500  R.R. Donnelley and Sons                                        164,010
        6,900  Republic Services Inc, Class A*                                136,965
        1,600  Ross Stores Inc                                                 46,880
        3,100  Russell Corp                                                    53,010

2             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
       14,200  Saks Inc*                                                      148,390
        9,300  Sinclair Broadcast Group, Class A*                              92,070
        4,500  Snap-On Inc                                                    114,570
        4,900  Spiegel Inc, Class A                                            49,490
        1,100  Springs Industries Inc, Class A                                 50,479
        2,300  Tech Data Corp*                                                 94,070
        3,500  Toys R Us Inc*                                                  83,755
        2,100  United Automotive Group Inc*                                    41,895
        2,400  United Stationers Inc*                                          75,624
        7,200  Universal Electronics Inc*                                     105,552
        6,400  Venator Group Inc*                                             114,880
        1,600  VF Corp                                                         55,312
        3,100  Wallace Computer Services                                       52,235
          700  Wendy's International Inc                                       19,873
       19,700  Wyndham International Inc, Class A*                             46,689
                                                                        -------------
                                                                            6,164,263
                                                                        -------------
               CONSUMER GOODS -- 0.2%
        1,800  International Flavors & Fragrances                              54,270
                                                                        -------------
               CONSUMER STAPLES -- 4.0%
          200  Farmer Brothers Co                                              46,200
        2,400  Hormel (Geo A) and Co                                           61,128
        9,100  IBP Inc                                                        227,500
        3,100  Ingles Markets Inc, Class A                                     40,269
        2,100  International Multifoods Corp                                   43,512
        1,300  Pepsi Bottling Group Inc                                        57,395
       12,400  PepsiAmericas Inc                                              194,680
        1,900  RJ Reynolds Tobacco Holdings                                   109,725
        2,600  Ruddick Corp                                                    43,550
        1,200  Suiza Foods Corp*                                               69,576
        7,329  Supervalu Inc                                                  153,762
        4,100  Tyson Foods Inc, Class A                                        43,255
        3,400  Universal Corp                                                 144,262
        2,400  UST Inc                                                         79,200
        2,900  Winn-Dixie Stores Inc                                           65,105
                                                                        -------------
                                                                            1,379,119
                                                                        -------------

              See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- 30.7%
          910  ACE Ltd                                                         30,185
          900  Affiliated Computer Services Inc*                               73,593
        2,100  Allmerica Financial Corp                                       111,867
        2,600  AMB Property Corp, REIT                                         66,638
          400  AMBAC Inc                                                       23,680
        3,300  American Financial Group Inc                                    77,286
        1,200  American National Insurance Co                                  94,692
        2,500  AmerUs Group Co                                                 77,450
        3,200  Archstone Communities Trust, REIT                               86,400
        3,500  Arden Realty Group Inc, REIT                                    93,100
        2,500  Associated Banc Corp                                            84,775
        2,400  Astoria Financial Corp                                         141,600
        1,000  Avalonbay Communities Inc, REIT                                 50,490
        2,200  Bancwest Corp                                                   76,802
        5,300  Banknorth Group Inc                                            116,600
        6,600  Bay View Capital Corp*                                          49,170
        2,300  Berkley (WR) Corp                                               87,630
        2,060  BOK Financial Corporation*                                      62,356
        8,300  Boykin Lodging Company, REIT                                    95,450
        3,000  Capitol Federal Financial                                       58,650
        4,600  Capstead Mortgage Corp                                         110,906
        2,300  CarrAmerica Realty Corp, REIT                                   74,014
        2,400  CBL & Associates Properties Inc, REIT                           75,168
        1,800  Coastal Bancorp Inc                                             64,620
        7,100  Colonial BancGroup Inc                                          95,850
        1,700  Colonial Properties Trust, REIT                                 50,949
        2,500  Commerce Group Inc                                              93,500
        3,400  Commercial Federal Corp                                         85,680
        5,900  Commercial Net Lease Realty                                     76,700
        5,400  Compass Bankshares Inc                                         143,910
        1,400  Corus Bancshares Inc                                            69,314
        1,700  Countrywide Credit Industries Inc                               70,550
        3,000  Crescent Real Estate Equities, REIT                             70,650
        2,436  Delphi Financial Group Inc                                      87,501
        4,800  Deluxe Corp                                                    157,536
        3,100  Developers Diversified Realty Corp, REIT                        57,970
        2,500  Dime Bancorp Inc                                                96,500
        3,300  Dime Community Bancshares                                       89,859
        2,400  Doral Financial Corp                                            79,104
        2,400  Downey Financial Corp                                          114,600

4             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        3,800  Edwards (AG) Inc                                               155,040
        2,900  Electro Rent Corp*                                              44,080
        6,700  Entertainment Properties Trust, REIT                           114,235
          792  Equity Office Properties Trust, REIT                            25,415
        1,500  Erie Indemnity Co, Class A                                      54,210
        3,500  Felcor Lodging Trust Inc, REIT                                  73,605
        4,950  Fidelity National Financial Inc                                119,988
        4,800  First American Financial Corp                                   87,840
        1,700  First Bancorp Puerto Rico                                       47,345
          800  First Citizens Bancshares, Class A                              81,768
        3,300  First Federal Financial Corp*                                   95,700
        1,800  First Industrial Realty Trust, REIT                             56,826
        2,100  First Tennessee National Corp                                   67,641
        2,100  Gables Residential Trust, REIT                                  64,155
        2,100  GATX Corp                                                       82,446
        1,600  GBC Bancorp (California)                                        50,176
        4,800  Glenborough Realty Trust Inc, REIT                              99,600
        1,900  Golden State Bancorp                                            57,038
        1,800  Greenpoint Financial Corp                                       71,100
        1,000  H&R Block Inc                                                   38,910
        3,100  Harleysville Group Inc                                          75,175
        5,000  HCC Insurance Holdings Inc                                     126,100
        2,300  Healthcare Realty Trust Inc, REIT                               60,168
        3,200  Heller Financial Inc                                           170,432
        7,400  Hibernia Corp, Class A                                         127,946
        2,500  Hospitalities Properties Trust, REIT                            71,300
       10,700  HRPT Properties Trust, REIT                                     93,411
        2,200  Huntington Bancshares Inc                                       39,996
        4,200  IndyMac Bancorp Inc*                                           110,754
        2,400  Interpool Inc                                                   41,760
        9,100  IRT Property Co                                                 95,732
        4,200  iStar Financial Inc, REIT                                      113,106
        2,300  Jefferies Group Inc                                             76,590
          900  Kansas City Life Insurance Co                                   34,866
        1,400  Kimco Realty Corp, REIT                                         67,158
        6,000  Lexington Corporate Properties Trust                            84,600
        3,800  Liberty Financial Cos                                          124,260
        1,000  M & T Bank Corp                                                 72,650
        2,600  Mack-Cali Realty Corp, REIT                                     75,140
        3,300  Mercury General Corp                                           129,690

              See accompanying notes to the financial statements.              5

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        4,500  Meristar Hospitality Corp, REIT                                 92,700
        2,600  Mony Group Inc                                                  91,000
        2,200  National Commerce Financial Corp                                55,792
       10,800  National Health Investors*                                     146,340
        1,200  Neuberger Berman Inc                                            52,464
        6,600  New Plan Excel Realty Trust, REIT                              116,490
        1,400  New York Community Bancorp Inc                                  51,982
        2,000  North Fork Bancorp                                              59,600
        8,401  Ohio Casualty Corp                                             116,018
        7,800  Old Republic International Corp                                209,430
        5,700  Pacific Century Financial Corp                                 148,884
        3,350  PMI Group Inc                                                  218,420
        1,600  Popular Inc                                                     51,600
        2,100  Prentiss Properties Trust, REIT                                 59,493
        3,400  Presidential Life Corp                                          65,824
        6,200  Prime Group Realty Trust                                        89,528
        5,500  Protective Life Corp                                           164,065
        1,900  PS Business Parks Inc, REIT                                     53,713
        2,900  Public Storage Inc, REIT                                        96,164
        1,700  Radian Group Inc                                                68,187
        3,000  Raymond James Financial Corp                                    84,960
        6,700  RFS Hotel Investors Inc, REIT                                   90,450
        4,900  Riggs National Corp                                             82,859
        2,020  Royal Bank of Canada                                            64,802
        4,600  Ryder System Inc                                               103,914
        5,500  Safeco Corp                                                    165,440
        1,300  Seacoast Banking Corp of Florida                                53,014
        3,600  Selective Insurance Group                                       90,432
        1,900  SL Green Realty Corp, REIT                                      55,670
       19,000  Sovereign Bancorp Inc                                          210,520
        2,600  Sovran Self Storage, REIT                                       69,680
        1,900  Storage USA Inc, REIT                                           71,630
        1,200  Student Loan Group                                              90,720
        1,800  Summit Properties Inc, REIT                                     47,178
        2,300  TCF Financial Corp                                             104,420
        2,450  Three Rivers Bancorp Inc                                        28,420
        2,300  Torchmark Corp                                                  97,152
          400  Transatlantic Holding Inc                                       29,340
        1,460  UMB Financial Corp                                              60,838
        1,400  Vornado Realty Trust, REIT                                      56,154

6             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        4,290  Washington Federal Inc                                         106,478
        4,300  Westcorp                                                        83,936
        1,400  XTRA Corp*                                                      76,944
                                                                        -------------
                                                                           10,533,892
                                                                        -------------
               HEALTH CARE -- 7.2%
        4,400  Ameripath Inc*                                                 146,212
          888  AmerisourceBergen Corp*                                         57,223
        1,200  Arrow International Inc                                         44,172
       19,301  Beverly Enterprises Inc*                                       193,010
        5,500  Coventry Health Care Inc*                                      128,425
        3,100  DaVita Inc*                                                     64,015
        3,500  Dentsply International Inc                                     156,170
          700  Express Scripts Inc, Class A*                                   37,464
        4,500  Health Care Inc                                                111,420
        3,000  Health Management Associates Inc*                               59,850
        9,000  Health Net Inc*                                                169,830
        7,400  Healthsouth Corp*                                              133,792
        1,800  Henry Schein Inc*                                               65,376
        7,700  Humana Inc*                                                     92,400
        2,800  ICN Pharmaceuticals Inc                                         82,460
        1,900  Invacare Corp                                                   75,905
        3,300  Manor Care Inc*                                                 92,829
        5,200  Mid Atlantic Medical Services Inc*                             109,200
        4,200  Omnicare Inc                                                   100,464
          600  Pharmaceutical Product Development Inc*                         18,096
          600  Quest Diagnostics Inc*                                          37,590
          800  St Jude Medical Inc*                                            55,040
        2,100  Steris Corp*                                                    45,444
        3,228  Triad Hospitals Inc*                                           116,692
        2,200  Trigon Healthcare Inc*                                         142,450
        6,200  U.S. Oncology Inc*                                              52,576
        2,000  Universal Health Services, Class B*                             94,600
                                                                        -------------
                                                                            2,482,705
                                                                        -------------
               LODGING -- 0.1%
        7,300  La Quinta Properties Inc*                                       37,595
                                                                        -------------

              See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MANUFACTURING -- 0.4%
        6,400  Brunswick Corp                                                 139,456
                                                                        -------------
               MATERIALS & PROCESSING -- 8.6%
        5,500  A. Schulman Inc                                                 75,845
        2,300  Airgas Inc*                                                     32,315
        2,100  Albemarle Corp                                                  44,394
        1,400  Barnes Group Inc                                                31,500
        1,100  Carpenter Technology Corp                                       31,878
        3,400  Cleveland Cliffs Inc                                            57,120
        1,800  Commercial Metals Co                                            56,520
        2,000  Corn Products International Inc                                 66,000
        3,500  Cytec Industries Inc*                                          115,570
        8,800  Engelhard Corp                                                 229,944
        2,000  Ferro Corp                                                      45,800
        1,200  Fluor Corp                                                      54,396
        2,200  Great Lakes Chemical Corp                                       54,890
          355  Huttig Building Products Inc*                                    2,098
        4,400  IMC Global Inc                                                  51,964
        2,600  Kaydon Corp                                                     61,230
        7,100  Lafarge Corp                                                   260,854
        2,600  Lubrizol Corp                                                   93,548
        4,700  Lyondell Petro Chemical Co                                      63,967
        4,800  Millenium Chemicals Inc                                         64,512
        1,500  Nucor Corp                                                      72,900
        3,200  Olin Corp                                                       52,992
        2,300  Phelps Dodge Corp                                               90,620
          800  Quaker Chemical                                                 16,800
        2,100  Quanex Corp                                                     55,419
        3,250  Reliance Steel and Aluminum Co                                  87,750
        5,700  RPM Inc                                                         62,814
        4,700  Security Capital Group Inc, Class B, REIT*                      97,525
        6,900  Sherwin Williams Co                                            156,285
        1,200  Silgan Holdings Inc*                                            26,172
        6,100  Sonoco Products Co                                             158,356
        2,352  Stora Enso Oyj ADR                                              27,184
        2,700  Texas Industries Inc                                           112,104
        4,800  Timken Co                                                       72,000
        4,700  Unifi Inc*                                                      46,107
       10,000  USX-US Steel Group Inc                                         198,900
        4,400  Wellman Inc                                                     66,000

8             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- CONTINUED
        2,900  Wolverine Tube Inc*                                             42,804
                                                                        -------------
                                                                            2,937,077
                                                                        -------------
               OTHER -- 2.3%
        3,400  Cornell Companies, Inc*                                         53,040
        4,000  Crane Co                                                       112,360
        2,400  FMC Corp*                                                      149,976
        1,700  ITT Industries Inc                                              76,755
        3,900  Kaman Corp, Class A                                             51,597
        3,100  Lancaster Colony Corp                                          100,750
        2,900  National Service Industries                                     68,440
          700  Sequa Corp, Class A*                                            36,890
        5,901  Trinity Industries Inc                                         147,053
                                                                        -------------
                                                                              796,861
                                                                        -------------
               OTHER ENERGY -- 1.4%
        3,330  Arch Coal Inc                                                   60,606
        3,400  Ashland Inc                                                    144,160
        2,100  Clayton Williams Energy Inc*                                    24,633
        2,050  Seacor Smit Inc*                                                95,305
        7,300  TransMontaigne Inc*                                             40,150
        2,200  Ultramar Diamond Shamrock Corp                                 113,608
                                                                        -------------
                                                                              478,462
                                                                        -------------
               PAPER AND ALLIED PRODUCTS -- 0.2%
        3,600  Smurfit-Stone Container Corp*                                   62,136
                                                                        -------------
               PHARMACEUTICALS -- 0.1%
          400  Sigma Aldrich Corp                                              18,244
                                                                        -------------
               PRODUCER DURABLES -- 9.1%
          400  Alliant Techsystems Inc*                                        41,620
        2,600  Belden Inc                                                      59,670
        5,000  Cable Design Technologies Corp*                                 68,750
        5,200  Centex Corp                                                    227,760
       10,100  Clayton Homes Inc                                              154,631
        3,100  Cooper Industries Inc                                          174,065
        2,100  Cummins Engine Inc                                              79,275

              See accompanying notes to the financial statements.              9

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PRODUCER DURABLES -- CONTINUED
        3,400  Diebold Inc                                                    128,350
        1,600  Dionex Corp*                                                    47,872
        2,100  Donaldson Co Inc                                                62,685
        3,200  Esterline Corp*                                                 64,160
        6,700  General Cable Corp                                             101,438
        3,300  HON Industries Inc                                              79,959
        8,755  Horton (DR) Inc                                                220,976
        1,500  Hubbell Inc, Class B                                            43,695
        4,500  KB HOME                                                        145,665
        2,800  Kimball International, Class B                                  42,392
        5,578  Lennar Corp                                                    248,500
        2,080  MDC Holdings Inc                                                63,440
        7,300  Milacron Inc                                                   131,400
        5,400  Pentair Inc                                                    202,500
        6,100  Pulte Corp                                                     230,885
        1,600  Ryland Group Inc                                                86,080
        3,000  Standard Pacific Corp                                           70,410
        1,500  Standex International Corp                                      34,800
        1,200  Tecumseh Products Co                                            58,776
        1,100  Tecumseh Products Co, Class B                                   49,830
        3,900  Toll Brothers Inc*                                             143,520
        2,900  Watts Industries Inc, Class A                                   42,920
        2,300  X-Rite Inc                                                      19,803
                                                                        -------------
                                                                            3,125,827
                                                                        -------------
               REGIONAL MALLS -- 0.1%
        2,100  Glimcher Realty Trust, REIT                                     38,010
                                                                        -------------
               RETAIL TRADE -- 0.1%
          900  Borders Group Inc*                                              20,934
                                                                        -------------
               TECHNOLOGY -- 3.9%
        2,200  Ametek Inc                                                      67,122
          600  APW Ltd*                                                         4,698
        5,900  Arrow Electronics Inc*                                         158,061
        1,700  Autodesk Inc                                                    65,178
       10,242  Avnet Inc                                                      246,627
        6,400  Ceridian Corp*                                                 124,480
        4,800  Compuware Corp*                                                 58,608

10            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
       15,600  Ingram Micro Inc*                                              234,000
        5,800  Pomeroy Computer Resources Inc*                                 80,620
        5,600  Reynolds & Reynolds Inc, Class A                               139,440
        1,300  Sabre Group Holding Inc*                                        54,834
        2,100  Zebra Technologies Corp*                                        98,323
                                                                        -------------
                                                                            1,331,991
                                                                        -------------
               TELECOMMUNICATIONS -- 0.1%
        1,000  Entercom Communications Corp*                                   41,830
                                                                        -------------
               UTILITIES -- 6.0%
        1,400  Allegheny Energy Inc                                            61,712
        2,100  ALLETE                                                          54,936
        1,600  American Water Works Co                                         55,040
        4,300  Avista Corp                                                     69,961
        1,700  CH Energy Group Inc                                             69,870
        4,100  CMS Energy Corp                                                 96,186
        4,300  Connectiv Inc                                                  102,340
        4,700  El Paso Electric Co*                                            70,030
        3,400  Energy East Corp                                                71,604
        1,800  General Public Utilities Inc                                    68,724
        2,300  Kansas City Power and Light Co                                  57,684
        6,100  Niagara Mohawk Holdings Inc*                                   106,384
          800  Nicor Inc                                                       31,008
        2,400  NiSource Inc                                                    60,504
        4,000  OGE Energy Corp                                                 87,800
        4,800  Oneok Inc                                                       77,760
          800  Peoples Energy Corp                                             31,440
        1,100  Pinnacle West Capital Corp                                      49,071
        3,500  Potomac Electric Power Co                                       78,715
        1,700  PPL Corp                                                        73,695
        4,400  Public Service Co of New Mexico                                124,960
        2,500  Puget Energy Inc                                                61,950
        2,500  RGS Energy Group Inc                                            96,375
        2,500  SCANA Corp                                                      67,675
        1,700  Sempra Energy                                                   46,053
        1,500  Teco Energy Inc                                                 43,035
        2,100  Utilicorp United Inc                                            67,536
        5,200  Wisconsin Energy Corp                                          125,320

              See accompanying notes to the financial statements.             11

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
        1,700  Xcel Energy Inc                                                 46,580
                                                                        -------------
                                                                            2,053,948
                                                                        -------------

               TOTAL COMMON STOCKS (COST $28,128,742)                      33,858,057
                                                                        -------------
               RIGHTS AND WARRANTS -- 0.0%
               BANKING AND FINANCIAL SERVICES -- 0.0%
        1,000  Bank United Litigation Rights*                                     310
        2,500  Dime Bancorp Inc Warrants*                                         625
                                                                        -------------
                                                                                  935
                                                                        -------------

               TOTAL RIGHTS AND WARRANTS (COST $1,074)                            935
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 1.5%
               REPURCHASE AGREEMENT -- 1.5%
$     502,229  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/01, due 9/03/01, with a maturity value of
               $502,342, and an effective yield of 2.70%,
               collateralized by a U.S. Treasury Bill with a rate of
               0.00%, maturity date of 1/24/02 and market value of
               $520,000.                                                      502,229
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $502,229)                   502,229
                                                                        -------------
               TOTAL INVESTMENTS -- 100.3%
               (Cost $28,632,045)                                          34,361,221

               Other Assets and Liabilities (net) -- (0.3%)                  (107,609)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  34,253,612
                                                                        =============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

ADR - American Depositary Receipt

*    Non-income producing security.

12            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $28,632,045) (Note 1)          $34,361,221
   Receivable for investments sold                              1,809,910
   Dividends and interest receivable                               47,671
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              5,208
                                                              -----------
      Total assets                                             36,224,010
                                                              -----------

LIABILITIES:
   Payable for investments purchased                            1,922,606
   Payable to affiliate for (Note 2):
      Management fee                                               16,119
      Shareholder service fee                                       4,396
   Accrued expenses                                                27,277
                                                              -----------
      Total liabilities                                         1,970,398
                                                              -----------
NET ASSETS                                                    $34,253,612
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $32,775,676
   Accumulated undistributed net investment income                 82,850
   Accumulated net realized loss                               (4,334,090)
   Net unrealized appreciation                                  5,729,176
                                                              -----------
                                                              $34,253,612
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $34,253,612
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    3,045,408
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     11.25
                                                              ===========

              See accompanying notes to the financial statements.             13

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $273)               $  395,112
   Interest                                                       10,155
                                                              ----------
      Total income                                               405,267
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       105,073
   Audit fees                                                     16,192
   Custodian and transfer agent fees                              15,548
   Legal fees                                                        920
   Trustees fees (Note 2)                                            276
   Miscellaneous                                                   1,200
   Fees waived or borne by Manager (Note 2)                      (34,012)
                                                              ----------
                                                                 105,197
   Shareholder service fee (Note 2) - Class III                   28,656
                                                              ----------
      Net expenses                                               133,853
                                                              ----------
         Net investment income                                   271,414
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on investments                            3,136,232
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                 (424,517)
                                                              ----------

      Net realized and unrealized gain                         2,711,715
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $2,983,129
                                                              ==========

14            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   271,414        $   502,335
   Net realized gain (loss)                                  3,136,232         (4,830,014)
   Change in net unrealized appreciation (depreciation)       (424,517)         8,767,270
                                                           -----------        -----------
   Net increase in net assets from operations                2,983,129          4,439,591
                                                           -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class III                                               (251,682)          (502,665)
                                                           -----------        -----------
      Total distributions from net investment income          (251,682)          (502,665)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                             (9,519,440)        (1,895,280)
                                                           -----------        -----------
   Decrease in net assets resulting from net share
    transactions                                            (9,519,440)        (1,895,280)
                                                           -----------        -----------
      Total increase (decrease) in net assets               (6,787,993)         2,041,646
NET ASSETS:
   Beginning of period                                      41,041,605         38,999,959
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $82,850 and $63,118,
    respectively)                                          $34,253,612        $41,041,605
                                                           ===========        ===========

              See accompanying notes to the financial statements.             15

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                    SIX MONTHS ENDED     FEBRUARY 28/29,
                                                    AUGUST 31, 2001   ----------------------
                                                      (UNAUDITED)        2001        2000*
                                                    ----------------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.54         $  9.52     $ 10.00
                                                        -------         -------     -------

Income from investment operations:
   Net investment income                                   0.08            0.12        0.08
   Net realized and unrealized gain (loss)                 0.70            1.02       (0.50)
                                                        -------         -------     -------

      Total from investment operations                     0.78            1.14       (0.42)
                                                        -------         -------     -------

Less distributions to shareholders:
   From net investment income                             (0.07)          (0.12)      (0.06)
                                                        -------         -------     -------

      Total distributions                                 (0.07)          (0.12)      (0.06)
                                                        -------         -------     -------
NET ASSET VALUE, END OF PERIOD                          $ 11.25         $ 10.54     $  9.52
                                                        =======         =======     =======
TOTAL RETURN(A)                                            7.46%++        12.12%      (4.25)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $34,254         $41,042     $39,000
   Net expenses to average daily net assets                0.70%**         0.70%       0.70%**
   Net investment income to average daily net
     assets                                                1.42%**         1.25%       1.08%**
   Portfolio turnover rate                                   32%            131%         18%
   Fees and expenses voluntarily waived or borne
     by the Manager consisted of the following per
     share amounts:                                     $  0.01         $  0.02     $  0.01
   Purchase and redemption fees consisted of the
     following per share amounts:(b)                       --(c)        $  0.01     $   N/A

(a) The total return would have been lower had certain expenses not been waived during the period shown. Calculation excludes purchase premiums.
(b) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.
(c)  Purchase and redemption fees were less than $0.01 per share.
*    Period from June 1, 1999 (commencement of operations) through February 29,
     2000.
**   Annualized.
++   Not annualized.

16            See accompanying notes to the financial statements.

GMO TAX MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tax Managed Small Companies Fund (the "Fund"), which commenced operations on June 1, 1999, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks of smaller companies principally traded in the U.S. The Fund's benchmark is the GMO Russell 2500 Index (After Tax).

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin

GMO TAX MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2001, the Fund held no open futures contracts.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2001, the Fund held no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market

GMO TAX MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $640,309 and $5,178,774 expiring in 2008 and 2009 respectively.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO TAX MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .50% of the amount invested. Effective October 13, 2000, if the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium charged by the Fund wil be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a purchase will not require a securities transaction. All purchase premiums are paid and recorded by the Fund as paid-in capital. For the year ended February 28, 2001 and the six months ended August 31, 2001, the Fund received $26,637 and $0 in purchase premiums, respectively. There is no premium for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .55% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, interest expense, and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $276. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $11,669,537 and $21,236,876, respectively.

GMO TAX MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $28,632,045       $6,129,643        $(400,467)       $5,729,176

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 59.0% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended           Year Ended
                                                           August 31, 2001        February 28, 2001
                                                        ----------------------  ----------------------
                                                         Shares      Amount      Shares      Amount
         Class III:                                     ---------  -----------  ---------  -----------
         Shares sold                                           --  $        --    529,865  $ 5,327,332
         Shares issued to shareholders
           in reinvestment of distributions                 3,559       37,986      5,639       56,395
         Shares repurchased                              (853,209)  (9,557,426)  (738,620)  (7,279,007)
                                                        ---------  -----------  ---------  -----------
         Net decrease                                    (849,650) $(9,519,440)  (203,116) $(1,895,280)
                                                        =========  ===========  =========  ===========

GMO TAX MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 99.0%
               AUTO & TRANSPORTATION -- 5.5%
          900  AMR Corp*                                                       28,791
        2,500  Burlington Northern Santa Fe Railroad Co                        67,775
          300  Carnival Corp                                                    9,384
        1,100  CSX Corp                                                        38,874
        1,900  Delphi Automotive Systems*                                      28,481
        1,200  Delta Air Lines Inc                                             46,320
        5,669  Ford Motor Co                                                  112,643
        3,341  General Motors Corp                                            182,920
        1,200  Genuine Parts Co                                                36,912
        1,500  Norfolk Southern Corp                                           27,930
          800  Southwest Airlines Inc                                          14,312
          500  Union Pacific Corp                                              26,635
                                                                        -------------
                                                                              620,977
                                                                        -------------
               AUTOMOTIVE -- 0.3%
        1,000  TRW Inc                                                         35,200
                                                                        -------------
               BANKING AND FINANCIAL SERVICES -- 4.1%
        4,100  Fannie Mae                                                     312,461
        2,400  Freddie Mac                                                    150,912
                                                                        -------------
                                                                              463,373
                                                                        -------------
               CONSUMER DISCRETIONARY -- 7.3%
          700  Allied Waste Industries Inc*                                    12,691
          300  AOL Time Warner Inc*                                            11,205
        1,900  Bed, Bath & Beyond Inc*                                         54,815
          500  Cintas Corp                                                     23,280
        1,400  Federated Department Stores Inc*                                50,834
        1,700  Fox Entertainment Group Inc, Class A*                           41,684
        1,300  Home Depot Inc                                                  59,735
          500  International Game Technology*                                  26,760
          700  Jones Apparel Group Inc*                                        22,330
          700  Liberty Media Corp*                                             10,640
          300  Manpower Inc                                                     9,246
        1,600  Mattel Co                                                       28,784
        2,000  May Department Stores Co                                        67,300
          400  Newell Rubbermaid Inc                                            9,160

              See accompanying notes to the financial statements.              1

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
          300  Nike Inc, Class B                                               15,000
          600  Penney (JC) Co Inc                                              14,400
        1,100  Robert Half International Inc*                                  27,379
        2,200  Sears Roebuck & Co                                              94,050
        1,300  The Gap Inc                                                     25,545
        1,500  TJX Cos Inc                                                     52,650
          700  Toys R Us Inc*                                                  16,751
          600  Tricon Global Restaurants Inc*                                  25,572
          500  Wal Mart Stores Inc                                             24,025
        3,200  Waste Management Inc                                            98,976
                                                                        -------------
                                                                              822,812
                                                                        -------------
               CONSUMER STAPLES -- 8.4%
        1,800  Albertsons Inc                                                  62,982
          500  Campbell Soup Co                                                14,095
          900  Coca Cola Co                                                    43,803
          700  Coca Cola Enterprises Inc                                       10,619
        2,400  ConAgra Foods Inc                                               55,080
        1,600  Eastman Kodak Co                                                71,472
          500  Heinz (HJ) Co                                                   22,590
          500  Hormel (Geo A) and Co                                           12,735
          500  Kellogg Co                                                      15,995
        1,500  Kroger Co*                                                      39,930
          900  Pepsi Bottling Group Inc                                        39,735
          700  Pepsico Inc                                                     32,900
        6,000  Philip Morris Cos Inc                                          284,400
        1,200  Procter and Gamble Co                                           88,980
          400  RJ Reynolds Tobacco Holdings                                    23,100
          600  Safeway Inc*                                                    27,066
        1,300  Sara Lee Corp                                                   28,600
        1,300  UST Inc                                                         42,900
          800  Walgreen Co                                                     27,480
                                                                        -------------
                                                                              944,462
                                                                        -------------
               ELECTRONIC EQUIPMENT -- 0.2%
        1,400  Globespan Inc*                                                  22,078
                                                                        -------------
               FINANCIAL SERVICES -- 21.0%
          300  Affiliated Computer Services Inc*                               24,531

2             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        3,800  Allstate Corp                                                  128,934
          450  AMBAC Inc                                                       26,640
          847  American International Group Inc                                66,267
        4,900  Bank of America Corp                                           301,350
        2,900  Bank One Corp                                                  100,601
          900  Bear Stearns Cos Inc                                            46,971
          300  Charter One Financial Inc                                        8,760
          200  Cigna Corp                                                      18,000
        1,060  Citigroup Inc                                                   48,495
          500  Comerica Inc                                                    29,875
        1,400  Concord EFS Inc*                                                73,458
          700  Countrywide Credit Industries Inc                               29,050
          900  Equifax Inc                                                     23,427
          500  First Tennessee National Corp                                   16,105
        4,100  First Union Corp                                               141,122
        2,410  FleetBoston Financial Corp                                      88,760
        1,000  Franklin Resources Inc                                          41,030
          300  H&R Block Inc                                                   11,673
        1,700  Household International Inc                                    100,470
        2,210  J.P. Morgan Chase & Co                                          87,074
          900  John Hancock Financial Services                                 35,955
        1,400  Key Corp                                                        35,140
          400  Lincoln National Corp                                           19,944
        1,000  Loews Corp                                                      48,820
          900  MBIA Inc                                                        48,609
          600  MBNA Corp                                                       20,856
          900  MGIC Investment Corp                                            62,910
          200  Morgan Stanley Dean Witter & Co                                 10,670
        2,100  National City Corp                                              64,827
        1,200  North Fork Bancorp                                              35,760
          700  PNC Bank Corp                                                   46,613
          500  Progressive Corp                                                64,635
        1,300  Providian Financial Corp                                        50,778
          400  Regions Financial Corp                                          11,760
        1,200  Southtrust Corp                                                 29,232
        1,800  Sungard Data Systems Inc*                                       42,570
          200  Suntrust Banks Inc                                              13,660
          400  Synovus Financial Corp                                          12,320
        1,000  Total System Services Inc                                       25,020
          200  Union Planters Corp                                              8,900

              See accompanying notes to the financial statements.              3

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
          700  UnionBanCal Corp                                                25,970
        1,400  Unumprovident Corp                                              39,228
          500  USA Education Inc                                               39,605
        3,900  Washington Mutual Inc                                          146,016
                                                                        -------------
                                                                            2,352,391
                                                                        -------------
               HEALTH CARE -- 13.3%
        2,300  Abbott Laboratories                                            114,310
        1,800  Aetna Inc*                                                      53,820
          300  Baxter International Inc                                        15,480
        1,350  Biomet Inc                                                      37,301
        3,900  Boston Scientific Corp*                                         74,490
        4,400  Bristol Myers Squibb Co                                        247,016
        1,050  Cardinal Health Inc                                             76,587
        1,000  Genzyme Corp - General Division*                                56,640
        1,300  IMS Health Inc                                                  34,606
        1,378  Johnson & Johnson                                               72,634
          300  Lilly (Eli) & Co                                                23,289
        1,100  McKesson HBOC Inc                                               43,175
        3,500  Merck & Co Inc                                                 227,850
        1,950  Pfizer Inc                                                      74,705
        5,600  Schering Plough Corp                                           213,528
          300  Stryker Corp                                                    16,449
        1,000  Tenet Healthcare Corp*                                          55,420
          600  UnitedHealth Group Inc                                          40,836
          440  Zimmer Holdings Inc*                                            11,968
                                                                        -------------
                                                                            1,490,104
                                                                        -------------
               INTEGRATED OILS -- 4.1%
        3,280  BP Amoco PLC ADR                                               166,886
          500  Chevron Corp                                                    45,375
        2,100  Conoco Inc                                                      62,265
        1,500  Conoco Inc, Class B                                             44,430
        2,400  Exxon Mobil Corp                                                96,360
          400  Occidental Petroleum Corp                                       11,008
        1,100  USX - Marathon Group                                            34,661
                                                                        -------------
                                                                              460,985
                                                                        -------------

              See accompanying notes to the financial statements.
4

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- 3.2%
          400  Air Products and Chemicals                                      16,960
        1,100  Alcoa Inc                                                       41,932
        1,283  Dow Chemical Co                                                 44,982
        1,400  Du Pont (E.I.) De Nemours                                       57,358
        1,100  Lowes Co Inc                                                    40,920
        1,200  PPG Industries Inc                                              64,944
        1,100  Praxair Inc                                                     51,777
        1,500  Sherwin Williams Co                                             33,975
                                                                        -------------
                                                                              352,848
                                                                        -------------
               OTHER -- 3.1%
          900  Fortune Brands Inc                                              34,425
        1,500  General Electric Co                                             61,470
        4,000  Honeywell International Inc                                    149,040
          600  Illinois Tool Works Inc                                         37,506
          600  Johnson Controls                                                43,950
          100  Minnesota Mining and Manufacturing Co                           10,410
          200  Textron Inc                                                     10,478
                                                                        -------------
                                                                              347,279
                                                                        -------------
               OTHER ENERGY -- 1.2%
          600  Burlington Resources Inc                                        22,800
        1,169  El Paso Corp                                                    56,802
          500  EOG Resources Inc                                               15,810
          300  Kinder Morgan Energy Partners                                   21,948
          400  Progress Energy Inc                                             16,676
                                                                        -------------
                                                                              134,036
                                                                        -------------
               PRODUCER DURABLES -- 3.5%
          800  Boeing Co                                                       40,960
          900  Caterpillar Inc                                                 45,000
          600  Deere and Co                                                    25,902
        1,200  Ingersoll Rand Co                                               48,684
        1,200  Lockheed Martin Corp                                            47,832
          600  Northrop Grumman Corp                                           49,200
          600  Parker-Hannifin Corp                                            26,400
          300  Pitney Bowes Inc                                                13,047
          700  Power-One Inc*                                                   7,637
          500  Rockwell Collins                                                10,160

              See accompanying notes to the financial statements.              5

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PRODUCER DURABLES -- CONTINUED
          400  United Technologies Corp                                        27,360
        5,200  Xerox Corp                                                      47,840
                                                                        -------------
                                                                              390,022
                                                                        -------------
               TECHNOLOGY -- 11.4%
        2,700  Altera Corp*                                                    76,680
        3,900  BMC Software Inc*                                               62,400
        3,800  Computer Associates International Inc                          117,990
        3,400  Dell Computer Corp*                                             72,692
          600  Electronic Data Systems Corp                                    35,388
        4,400  Gateway Inc*                                                    39,468
          600  IBM Corp                                                        60,000
        8,600  Intel Corp                                                     240,456
          121  McDATA Corp*                                                     1,728
        5,000  Microsoft Corp*                                                285,250
          400  Newport Corp                                                     7,248
          300  Nvidia Corp*                                                    25,413
        7,100  Oracle Corp*                                                    86,691
        1,800  Peoplesoft Inc*                                                 62,064
          200  Qualcomm Inc*                                                   11,770
        1,400  Raytheon Co                                                     36,806
          500  Rockwell International Corp                                      8,025
          400  Sabre Group Holding Inc*                                        16,872
          500  Synopsys Inc*                                                   23,070
        1,100  Tellabs Inc*                                                    14,652
                                                                        -------------
                                                                            1,284,663
                                                                        -------------
               UTILITIES -- 12.4%
          300  Allegheny Energy Inc                                            13,224
          300  Ameren Corp                                                     12,375
          660  American Electric Power Inc                                     30,208
       13,000  AT & T Corp                                                    247,520
        1,300  Bellsouth Corp                                                  48,490
          600  Cinergy Corp                                                    19,320
          500  Consolidated Edison Inc                                         20,450
          300  Dominion Resources Inc                                          18,885
          500  DTE Energy Co                                                   21,645
        1,300  Duke Power Co                                                   51,103
        1,400  Edison International                                            19,054

6             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
          400  Entergy Corp                                                    15,408
          600  Exelon Corp                                                     32,760
          600  Firstenergy Corp                                                19,734
          400  FPL Group Inc                                                   21,740
          600  General Public Utilities Inc                                    22,908
          700  Kinder Morgan Inc                                               38,920
        1,400  PG & E Corp                                                     22,960
          800  PPL Corp                                                        34,680
          400  Public Service Enterprise Group Inc                             18,520
          900  Reliant Energy Inc                                              27,054
        4,626  SBC Communications Inc                                         189,250
          700  Sempra Energy                                                   18,963
        1,400  Southern Co                                                     32,438
          900  TXU Corp                                                        42,732
        5,842  Verizon Communications                                         292,100
        3,300  WorldCom Inc*                                                   42,438
          132  WorldCom Inc - MCI Group*                                        1,701
          610  Xcel Energy Inc                                                 16,714
                                                                        -------------
                                                                            1,393,294
                                                                        -------------

               TOTAL COMMON STOCKS (COST $11,050,284)                      11,114,524
                                                                        -------------
               PREFERRED STOCKS -- 0.1%
               UTILITIES -- 0.1%
          500  Sprint Corp Convertible 7.125%                                  11,670
                                                                        -------------

               TOTAL PREFERRED STOCKS (COST $11,493)                           11,670
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 1.3%
               U.S. GOVERNMENT -- 0.2%
$      25,000  U.S. Treasury Bill, 3.63%, due 09/06/01                         24,988
                                                                        -------------

              See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT -- 1.1%
$     123,688  Salomon Smith Barney Inc. Repurchase Agreement, dated
               08/31/01, due 09/03/01, with a maturity value of
               $123,716 and an effective yield of 2.70%,
               collateralized by a U.S. Treasury Bill with a rate of
               0.00%, maturity date of 01/24/02 and market value of
               $130,000.                                                      123,688
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $148,676)                   148,676
                                                                        -------------
               TOTAL INVESTMENTS -- 100.4%
               (Cost $11,210,453)                                          11,274,870

               Other Assets and Liabilities (net) -- (0.4%)                   (43,913)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  11,230,957
                                                                        =============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

*    Non-income producing security.

8             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $11,210,453) (Note 1)          $11,274,870
   Receivable for investments sold                                594,732
   Dividends and interest receivable                               21,307
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              4,526
                                                              -----------
      Total assets                                             11,895,435
                                                              -----------

LIABILITIES:
   Payable for investments purchased                              635,390
   Payable to affiliate for (Note 2):
      Management fee                                                3,264
      Shareholder service fee                                       1,483
   Accrued expenses                                                24,341
                                                              -----------
      Total liabilities                                           664,478
                                                              -----------
NET ASSETS                                                    $11,230,957
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $12,083,033
   Accumulated undistributed net investment income                 27,248
   Accumulated net realized loss                                 (943,741)
   Net unrealized appreciation                                     64,417
                                                              -----------
                                                              $11,230,957
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $11,230,957
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                      986,989
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     11.38
                                                              ===========

              See accompanying notes to the financial statements.              9

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $241)               $  95,193
   Interest                                                       3,111
                                                              ---------
      Total income                                               98,304
                                                              ---------
EXPENSES:
   Management fee (Note 2)                                       19,085
   Audit fees                                                    16,376
   Custodian and transfer agent fees                              9,108
   Registration fees                                                736
   Legal fees                                                       184
   Trustees fees (Note 2)                                            92
   Miscellaneous                                                    553
   Fees waived or borne by Manager (Note 2)                     (26,987)
                                                              ---------
                                                                 19,147
   Shareholder service fee (Note 2) -- Class III                  8,675
                                                              ---------
      Net expenses                                               27,822
                                                              ---------
            Net investment income                                70,482
                                                              ---------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (468,186)
      Closed futures contracts                                    1,236
                                                              ---------

         Net realized loss                                     (466,950)
                                                              ---------

   Change in net unrealized appreciation (depreciation) on
    investments                                                (223,675)
                                                              ---------

      Net realized and unrealized loss                         (690,625)
                                                              ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(620,143)
                                                              =========

10            See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    70,482        $   117,460
   Net realized gain (loss)                                   (466,950)         1,138,944
   Change in net unrealized appreciation (depreciation)       (223,675)        (1,712,803)
                                                           -----------        -----------
   Net decrease in net assets from operations                 (620,143)          (456,399)
                                                           -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class III                                                (72,408)          (100,161)
                                                           -----------        -----------
      Total distributions from net investment income           (72,408)          (100,161)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                                505,565         (1,300,592)
                                                           -----------        -----------
   Increase (decrease) in net assets resulting from net
    share transactions                                         505,565         (1,300,592)
                                                           -----------        -----------
      Total decrease in net assets                            (186,986)        (1,857,152)
NET ASSETS:
   Beginning of period                                      11,417,943         13,275,095
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $27,248 and $29,174,
    respectively)                                          $11,230,957        $11,417,943
                                                           ===========        ===========

              See accompanying notes to the financial statements.             11

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED      YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2001   -----------------------------------
                                                 (UNAUDITED)        2001         2000        1999*
                                               ----------------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 12.08         $ 12.64      $ 10.67     $ 10.00
                                                   -------         -------      -------     -------

Income from investment operations:
   Net investment income                              0.07            0.15+        0.13        0.09
   Net realized and unrealized gain (loss)           (0.70)          (0.57)        1.97        0.65
                                                   -------         -------      -------     -------

   Total from investment operations                  (0.63)          (0.42)        2.10        0.74
                                                   -------         -------      -------     -------

Less distributions to shareholders:
   From net investment income                        (0.07)          (0.14)       (0.13)      (0.07)
                                                   -------         -------      -------     -------

      Total distributions                            (0.07)          (0.14)       (0.13)      (0.07)
                                                   -------         -------      -------     -------
NET ASSET VALUE, END OF PERIOD                     $ 11.38         $ 12.08      $ 12.64     $ 10.67
                                                   =======         =======      =======     =======
TOTAL RETURN(A)                                      (5.18)%++       (3.44)%      19.83%       7.48%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $11,231         $11,418      $13,275     $ 8,116
   Net expenses to average daily net assets           0.48%**         0.48%        0.48%       0.48%**
   Net investment income to average daily net
     assets                                           1.22%**         1.18%        1.11%       1.30%**
   Portfolio turnover rate                              29%            161%          19%         33%
   Fees and expenses voluntarily waived or
     borne by the Manager consisted of the
     following per share amounts:                  $  0.03         $  0.07      $  0.05     $  0.10

(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 13, 2000, the calculation excludes purchase premiums.
*    Period from July 23, 1998 (commencement of operations) through
     February 28, 1999.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

12            See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tax-Managed U.S. Equities Fund (the "Fund"), which commenced operations on July 23, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high after-tax total return primarily through investment in U.S. equity securities. The Fund's benchmark is the GMO S&P 500 (After
      Tax).

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2001, the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2001, the Fund held no open swap agreements.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $24,242 expiring in 2008.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective October 13, 2000, the fund no longer charges a premium on cash purchases of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .14% of the amount invested. All purchase premiums are paid to an recorded by the Fund as paid-in capital. For the period March 1, 2000 through October 13, 2000, the Fund received no purchase premiums. There is no premium for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, interest expense, and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $92. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $3,815,859 and $3,287,014 respectively.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $11,210,453        $894,706         $(830,289)        $64,417

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 98.5% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                        Six Months Ended       Year Ended
                                                        August 31, 2001     February 28, 2001
                                                        ----------------  ---------------------
                                                        Shares   Amount    Shares     Amount
         Class III:                                     ------  --------  --------  -----------
         Shares sold                                    40,916  $500,000   319,352  $ 4,100,000
         Shares issued to shareholders in reinvestment
           of distributions                                492     5,565     1,007       13,445
         Shares repurchased                                 --        --  (424,895)  (5,414,037)
                                                        ------  --------  --------  -----------
         Net increase (decrease)                        41,408  $505,565  (104,536) $(1,300,592)
                                                        ======  ========  ========  ===========

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                              VALUE ($)
---------------------------------------------------------------------------------
               COMMON STOCKS -- 2.1%
               TECHNOLOGY -- 2.1%
        1,181  Ascential Software Corp*                                     5,574
                                                                        ---------

               TOTAL COMMON STOCKS (COST $0)                                5,574
                                                                        ---------
               MUTUAL FUNDS -- 98.0%
        4,036  GMO REIT Fund                                               44,837
        3,797  GMO Small Cap Value Fund                                    55,404
       12,047  GMO U.S. Core Fund                                         158,659
                                                                        ---------
               TOTAL MUTUAL FUNDS (COST $286,384)                         258,900
                                                                        ---------
               SHORT-TERM INVESTMENTS -- 4.0%
               REPURCHASE AGREEMENT -- 4.0%
$      10,527  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/01, due 9/03/01, with a maturity value of $10,530
               and an effective yield of 2.70%, collateralized by a
               U.S. Treasury Bill with a rate of 0.00%, maturity date
               of 1/24/02, and a market value of $20,000.                  10,527
                                                                        ---------

               TOTAL SHORT-TERM INVESTMENTS (COST $10,527)                 10,527
                                                                        ---------
               TOTAL INVESTMENTS -- 104.1%
               (Cost $296,911)                                            275,001

               Other Assets and Liabilities (net) -- (4.1%)               (10,885)
                                                                        ---------
               TOTAL NET ASSETS -- 100.0%                               $ 264,116
                                                                        =========

               NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

              See accompanying notes to the financial statements.              1

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $296,911) (Note 1)             $275,001
   Receivable for expenses waived or borne by Manager (Note
    2)                                                           2,061
                                                              --------
      Total assets                                             277,062
                                                              --------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                76
   Accrued expenses                                             12,870
                                                              --------
      Total liabilities                                         12,946
                                                              --------
NET ASSETS                                                    $264,116
                                                              ========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $458,975
   Accumulated undistributed net investment income               3,699
   Accumulated net realized loss                              (176,648)
   Net unrealized depreciation                                 (21,910)
                                                              --------
                                                              $264,116
                                                              ========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $264,116
                                                              ========

SHARES OUTSTANDING:
   Class III                                                    49,529
                                                              ========

NET ASSET VALUE PER SHARE:
   Class III                                                  $   5.33
                                                              ========

2             See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $  3,557
   Interest                                                        164
                                                              --------
      Total income                                               3,721
                                                              --------
EXPENSES:
   Management fee (Note 2)                                         442
   Audit fees                                                    9,200
   Custodian and transfer agent fees                               736
   Registration fees                                               368
   Trustees fees (Note 2)                                           10
   Miscellaneous                                                   460
   Fees waived or borne by Manager (Note 2)                    (10,764)
                                                              --------
                                                                   452
   Indirectly incurred fees waived or borne by Manager            (442)
                                                              --------
                                                                    10
                                                              --------
   Shareholder service fee (Note 2) - Class III                    199
   Shareholder service fee waived - Class III                     (199)
                                                              --------
      Net expenses                                                  10
                                                              --------
         Net investment income                                   3,711
                                                              --------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                               10,699
      Realized gain distributions from investment company
      shares                                                       384
                                                              --------

         Net realized gain                                      11,083
                                                              --------

   Change in net unrealized appreciation (depreciation) on
    investments                                                  3,757
                                                              --------

      Net realized and unrealized gain                          14,840
                                                              --------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $ 18,551
                                                              ========

              See accompanying notes to the financial statements.              3

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                     $  3,711         $    20,800
   Net realized gain (loss)                                    11,083             (35,928)
   Change in net unrealized appreciation (depreciation)         3,757             152,504
                                                             --------         -----------
   Net increase in net assets from operations                  18,551             137,376
                                                             --------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class III                                                (7,677)            (20,800)
                                                             --------         -----------
      Total distributions from net investment income           (7,677)            (20,800)
                                                             --------         -----------
   In excess of net investment income
      Class III                                                    --             (32,683)
                                                             --------         -----------
      Total distributions in excess of net investment
       income                                                      --             (32,683)
                                                             --------         -----------
   Net realized gains
      Class III                                                    --             (15,857)
                                                             --------         -----------
      Total distributions from net realized gains                  --             (15,857)
                                                             --------         -----------
   In excess of net realized gains
      Class III                                                    --                (156)
                                                             --------         -----------
      Total distributions in excess of net realized
       gains                                                       --                (156)
                                                             --------         -----------
                                                               (7,677)            (69,496)
                                                             --------         -----------
   Net share transactions: (Note 5)
      Class III                                                    --          (1,417,130)
                                                             --------         -----------
   Decrease in net assets resulting from net share
    transactions                                                   --          (1,417,130)
                                                             --------         -----------
      Total increase (decrease) in net assets                  10,874          (1,349,250)
NET ASSETS:
   Beginning of period                                        253,242           1,602,492
                                                             --------         -----------
   End of period (including accumulated undistributed
    net investment income of $3,699 and $7,665,
    respectively)                                            $264,116         $   253,242
                                                             ========         ===========

4             See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                     YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   ----------------------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999         1998          1997
                                          ----------------  -----------  -----------  -----------  -----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  5.11         $  4.84      $  4.63      $  8.53      $ 13.03      $  13.63
                                              -------         -------      -------      -------      -------      --------

Income from investment operations:
   Net investment income(a)                     0.08+           0.14+        0.09+        0.10+        0.29+          0.26
   Net realized and unrealized gain              0.30            0.35         0.54         0.27         2.61          2.20
                                              -------         -------      -------      -------      -------      --------
      Total from investment operations           0.38            0.49         0.63         0.37         2.90          2.46
                                              -------         -------      -------      -------      -------      --------

Less distributions to shareholders:
   From net investment income                   (0.16)          (0.07)++     (0.09)       (0.10)       (0.40)        (0.22)
   In excess of net investment income              --           (0.10)++     (0.14)       (0.15)       (0.01)           --
   From net realized gains                         --           (0.05)       (0.19)       (3.75)       (6.99)        (2.84)
   In excess of net realized gains                 --            --(d)          --        (0.27)          --            --
                                              -------         -------      -------      -------      -------      --------
      Total distributions                       (0.16)          (0.22)       (0.42)       (4.27)       (7.40)        (3.06)
                                              -------         -------      -------      -------      -------      --------
NET ASSET VALUE, END OF PERIOD                $  5.33         $  5.11      $  4.84      $  4.63      $  8.53      $  13.03
                                              =======         =======      =======      =======      =======      ========
TOTAL RETURN(B)                                  7.38%**        10.14%       13.35%        3.13%       29.61%        20.88%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $   264         $   253      $ 1,602      $16,830      $70,823      $226,711
   Net expenses to average daily net
     assets(c)                                   0.00%*(e)       0.00%        0.00%        0.00%        0.27%         0.48%
   Net investment income to average
     daily net assets(a)                         2.77%*          2.71%        1.85%        1.51%        2.53%         1.99%
   Portfolio turnover rate                          1%             35%          22%          16%         150%          104%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $  0.23         $  0.16      $  0.03      $  0.04      $  0.04      $   0.02

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 13, 2000, calculation excludes purchase premiums and redemption fees.
(c) On April 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(d)  The per share distribution in excess of net realized gains was $0.0005.
(e)  Net expenses were less than 0.01%.
+    Computed using average shares outstanding throughout the period.
++ The amount shown for a share outstanding does not correspond with the aggregated distributions for the year ended February 28, 2001 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.
*    Annualized.
**   Not Annualized.

              See accompanying notes to the financial statements.              5

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO U.S. Sector Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than that of the S&P 500 through investment in common stocks, either directly or through investment in Class III shares of other Funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying Funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $146,994 expiring in 2009.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Non cash dividends, if any, are recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying Funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2.)

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective October 13, 2000, the Fund no longer charges a premium on cash purchases of Fund shares and will no longer charge a redemption fee in connection with the sale of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .27% of the amount invested. In the case of cash redemptions, the fee was .18% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period from March 1, 2000 to October 13, 2000, the Fund received $375 in purchase premiums and $2,625 in redemptions fees. There is no premium for reinvested destributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying Fund being offered. Like the management fee (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds. For the six months ended August 31, 2001, the Fund shareholder service fees incurred indirectly by the Fund were 0.15% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust and the following expenses: brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees, fees and expenses of the independent trustees of the Trust and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds exceed the management fee. Because GMO will not reimburse expenses incurred indirectly to the extent they

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      exceed .33%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, and fund expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed .33% of the Fund's average daily net assets. For the six months ended August 31, 2001, operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund were .36% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $10. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $3,941 and $4,000, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
            $296,911         $21,636           $(43,546)        $(21,910)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2001, 100% of the outstanding shares of the Fund were held by one shareholder who is an affiliate of the Manager.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months
                                                             Ended               Year Ended
                                                        August 31, 2001      February 28, 2001
                                                        ----------------  ------------------------
                                                        Shares   Amount     Shares       Amount
                                                        -------  -------  ----------  ------------
         Class III:
         Shares sold                                       --      $--       49,529   $   250,000
         Shares issued to shareholder
           in reinvestment of distributions                --       --       13,844        69,496
         Shares repurchased                                --       --     (344,772)   (1,736,626)
                                                          ---      ---    ---------   -----------
         Net decrease                                      --      $--     (281,399)  $(1,417,130)
                                                          ===      ===    =========   ===========

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 97.4%
               AUTO & TRANSPORTATION -- 2.4%
       19,300  Carnival Corp                                                  603,704
       18,000  CSX Corp                                                       636,120
       13,200  Goodyear Tire & Rubber Co                                      323,400
       10,100  Harley Davidson Inc                                            490,759
       12,700  Lear Corp*                                                     460,248
        2,700  Union Pacific Corp                                             143,829
                                                                        -------------
                                                                            2,658,060
                                                                        -------------
               BANKING AND FINANCIAL SERVICES -- 3.8%
       30,700  Fannie Mae                                                   2,339,647
       28,000  Freddie Mac                                                  1,760,640
                                                                        -------------
                                                                            4,100,287
                                                                        -------------
               COMPUTER AND OFFICE EQUIPMENT -- 0.2%
        5,200  Lexmark International Group Inc*                               270,660
                                                                        -------------
               CONSUMER DISCRETIONARY -- 14.0%
       25,300  Abercrombie & Fitch Co*                                        767,602
       23,500  Allied Waste Industries Inc*                                   426,055
       58,000  AOL Time Warner Inc*                                         2,166,300
       52,800  Bed, Bath & Beyond Inc*                                      1,523,280
       13,600  Big Lots Inc                                                   144,160
        6,500  BJ's Wholesale Club Inc*                                       318,500
        5,400  Blockbuster Inc                                                115,884
        8,800  Catalina Marketing Corp*                                       288,904
        6,800  Cintas Corp                                                    316,608
        3,200  Darden Restaurants Inc                                          91,584
        6,200  Devry Inc*                                                     203,546
       15,100  Dollar General Corp                                            260,475
        6,000  eBay Inc*                                                      337,380
        4,500  Electronic Arts Inc*                                           259,695
       14,100  Family Dollar Stores Inc                                       423,000
        3,900  Federated Department Stores Inc*                               141,609
       16,250  Home Depot Inc                                                 746,687
       18,900  International Game Technology*                               1,011,528
        7,800  Jones Apparel Group Inc*                                       248,820
       12,100  Kohls Corp*                                                    671,550

              See accompanying notes to the financial statements.              1

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        3,400  Krispy Kreme Doughnuts Inc*                                    104,890
       38,100  Mattel Co                                                      685,419
        7,900  May Department Stores Co                                       265,835
        2,200  Procurenet*(a)                                                       0
       22,000  Robert Half International Inc*                                 547,580
        1,000  Starbucks Corp*                                                 16,870
        4,000  Target Corp                                                    138,600
       46,200  The Gap Inc                                                    907,830
       18,900  TJX Cos Inc                                                    663,390
       10,100  Tricon Global Restaurants Inc*                                 430,462
        3,100  VF Corp                                                        107,167
       10,400  Wal Mart Stores Inc                                            499,720
       13,400  Waste Management Inc                                           414,462
        2,100  Wendy's International Inc                                       59,619
                                                                        -------------
                                                                           15,305,011
                                                                        -------------
               CONSUMER STAPLES -- 8.1%
        5,300  Coca Cola Co                                                   257,951
        3,800  Colgate-Palmolive Co                                           205,770
        5,400  CVS Corp                                                       194,994
       14,900  Kroger Co*                                                     396,638
        6,600  Pepsi Bottling Group Inc                                       291,390
       19,200  Pepsico Inc                                                    902,400
       92,284  Philip Morris Cos Inc                                        4,374,262
        2,300  Procter and Gamble Co                                          170,545
          600  RJ Reynolds Tobacco Holdings                                    34,650
       13,826  Safeway Inc*                                                   623,691
        5,000  Sysco Corp                                                     140,100
       17,800  Tyson Foods Inc, Class A                                       187,790
        7,000  Unilever NV                                                    427,630
        3,100  UST Inc                                                        102,300
       12,100  Walgreen Co                                                    415,635
        4,300  Winn-Dixie Stores Inc                                           96,535
                                                                        -------------
                                                                            8,822,281
                                                                        -------------
               FINANCIAL SERVICES -- 14.7%
        8,600  Affiliated Computer Services Inc*                              703,222
       16,100  Allstate Corp                                                  546,273
        1,700  AMBAC Inc                                                      100,640

2             See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       10,200  Americredit*                                                   470,832
        3,500  BB&T Corp                                                      128,730
        5,800  Capital One Financial Corp                                     322,538
        2,500  Comerica Inc                                                   149,375
       22,400  Concord EFS Inc*                                             1,175,328
       36,800  Conseco Inc*                                                   337,824
        8,200  Dime Bancorp Inc                                               316,520
       20,700  Equifax Inc                                                    538,821
        2,550  Federated Investors Inc                                         72,547
        2,400  Fifth Third Bancorp                                            139,920
       19,800  First Tennessee National Corp                                  637,758
        2,300  Golden State Bancorp                                            69,046
        1,900  Greenpoint Financial Corp                                       75,050
       11,000  H&R Block Inc                                                  428,010
        1,200  Heller Financial Inc                                            63,912
        8,300  John Hancock Financial Services                                331,585
        6,400  Key Corp                                                       160,640
        2,900  LaBranche & Co Inc*                                             76,154
        7,100  Loews Corp                                                     346,622
        3,200  M & T Bank Corp                                                232,480
       20,200  MBNA Corp                                                      702,152
        4,200  Metlife Inc                                                    128,100
       33,400  National City Corp                                           1,031,058
       12,600  North Fork Bancorp                                             375,480
        4,500  PNC Bank Corp                                                  299,655
        3,500  Progressive Corp                                               452,445
       34,800  Providian Financial Corp                                     1,359,288
       11,000  Regions Financial Corp                                         323,400
       24,400  Southtrust Corp                                                594,384
       23,100  Sovereign Bancorp Inc                                          255,948
        9,500  Sungard Data Systems Inc*                                      224,675
       11,300  Synovus Financial Corp                                         348,040
        1,900  TCF Financial Corp                                              86,260
        1,800  Torchmark Corp                                                  76,032
        3,100  Total System Services Inc                                       77,562
        1,600  Union Planters Corp                                             71,200
       13,000  USA Education Inc                                            1,029,730
       29,750  Washington Mutual Inc                                        1,113,840
          300  White Mountains Insurance Group Inc                            101,400
                                                                        -------------
                                                                           16,074,476
                                                                        -------------

              See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               HEALTH CARE -- 22.5%
       23,008  Abbott Laboratories                                          1,143,498
        5,100  Allergan Inc                                                   368,475
        2,000  American Home Products Corp                                    112,000
        3,700  AmerisourceBergen Corp*                                        238,428
          200  Barr Laboratories Inc*                                          16,748
          600  Baxter International Inc                                        30,960
       49,400  Bristol Myers Squibb Co                                      2,773,316
       24,500  Cardinal Health Inc                                          1,787,030
       21,600  Caremark Rx Inc*                                               377,352
        8,200  Forest Laboratories Inc*                                       598,682
        1,900  Genzyme Corp - General Division*                               107,616
       34,000  Healthsouth Corp*                                              614,720
       18,800  Humana Inc*                                                    225,600
        6,000  IDEC Pharmaceuticals Corp*                                     355,620
       27,900  IMS Health Inc                                                 742,698
       11,925  Ivax Corp*                                                     401,396
       41,364  Johnson & Johnson                                            2,180,296
        8,300  King Pharmaceuticals Inc*                                      358,975
        2,800  Laboratory Corp of America Holdings*                           218,120
        5,900  Lilly (Eli) & Co                                               458,017
        8,200  Manor Care Inc*                                                230,666
        6,800  McKesson HBOC Inc                                              266,900
       51,600  Merck & Co Inc                                               3,359,160
        6,300  Omnicare Inc                                                   150,696
       13,600  Oxford Health Plans Inc*                                       407,728
       71,836  Pfizer Inc                                                   2,752,037
        6,700  Pharmacia Corp                                                 265,320
        4,400  Quest Diagnostics Inc*                                         275,660
        4,100  ResMed Inc*                                                    225,295
       80,000  Schering Plough Corp                                         3,050,400
        5,600  Stryker Corp                                                   307,048
        2,200  UnitedHealth Group Inc                                         149,732
                                                                        -------------
                                                                           24,550,189
                                                                        -------------
               MATERIALS & PROCESSING -- 3.2%
       12,400  Alcoa Inc                                                      472,688
        3,900  American Standard Co*                                          272,415
        7,560  Archer Daniels Midland Co                                      101,531
        7,200  Fluor Corp                                                     326,376
        5,200  International Paper Co                                         208,624

4             See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- CONTINUED
        3,000  Jacobs Engineering Group*                                      175,860
       30,500  Lowes Co Inc                                                 1,134,600
        5,300  Masco Corp                                                     136,846
        7,000  Pactiv Corp*                                                   111,160
        9,600  Sealed Air Corp*                                               385,728
        7,600  The Shaw Group Inc*                                            207,860
                                                                        -------------
                                                                            3,533,688
                                                                        -------------
               METALS AND MINING -- 0.1%
       10,500  Freeport-McMoran Copper & Gold Inc*                            129,990
                                                                        -------------
               OTHER -- 1.7%
        7,000  Fortune Brands Inc                                             267,750
       38,900  General Electric Co                                          1,594,122
                                                                        -------------
                                                                            1,861,872
                                                                        -------------
               OTHER ENERGY -- 2.2%
        1,200  Anadarko Petroleum Corp                                         62,100
       15,900  BJ Services Co*                                                356,637
       18,500  Calpine Corp*                                                  610,870
        7,700  CONSOL Energy Inc                                              200,200
       10,000  Dynegy Inc                                                     421,700
        7,000  Enron Corp                                                     244,930
          700  Kinder Morgan Energy Partners                                   51,212
        6,700  Nabors Industries Inc*                                         164,284
        3,200  Smith International Inc*                                       148,480
       11,100  XTO Energy Inc                                                 156,510
                                                                        -------------
                                                                            2,416,923
                                                                        -------------
               PRODUCER DURABLES -- 3.3%
       10,400  Applied Materials Inc*                                         448,136
       27,000  Boeing Co                                                    1,382,400
       17,200  Caterpillar Inc                                                860,000
        8,200  Centex Corp                                                    359,160
        5,200  Cummins Engine Inc                                             196,300
        2,400  Horton (DR) Inc                                                 60,576
        2,500  Lennar Corp                                                    111,375
          700  United Technologies Corp                                        47,880

              See accompanying notes to the financial statements.              5

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PRODUCER DURABLES -- CONTINUED
        5,300  Waters Corp*                                                   175,589
                                                                        -------------
                                                                            3,641,416
                                                                        -------------
               RETAIL TRADE -- 0.2%
        3,300  Best Buy Co Inc*                                               194,634
                                                                        -------------
               SERVICES -- 0.1%
          800  Omnicom Group                                                   62,232
                                                                        -------------
               TECHNOLOGY -- 18.8%
        2,500  Adobe Systems Inc                                               84,025
       27,400  Altera Corp*                                                   778,160
        2,300  Amphenol Corp, Class A*                                         92,989
       19,800  BEA Systems Inc*                                               320,166
       26,900  BMC Software Inc*                                              430,400
       23,900  Cisco Systems Inc*                                             390,287
       27,500  Dell Computer Corp*                                            587,950
       18,300  Electronic Data Systems Corp                                 1,079,334
       23,000  EMC Corp*                                                      355,580
        1,000  First Data Corp                                                 65,850
        5,700  IBM Corp                                                       570,000
      167,108  Intel Corp                                                   4,672,340
        2,200  Juniper Networks Inc*                                           30,800
       11,600  Linear Technology Corp                                         476,528
        1,300  Maxim Integrated Products Inc*                                  60,073
       94,900  Microsoft Corp*                                              5,414,045
      133,500  Oracle Corp*                                                 1,630,035
       16,000  Peoplesoft Inc*                                                551,680
       16,600  Qualcomm Inc*                                                  976,910
        4,100  Rockwell International Corp                                     65,805
       15,000  Sabre Group Holding Inc*                                       632,700
        9,900  Scientific Atlanta Inc                                         203,346
        4,700  Siebel Systems Inc*                                            101,520
       26,100  Sun Microsystems Inc*                                          298,845
        4,500  Texas Instruments Inc                                          148,950
       11,035  VeriSign Inc*                                                  452,987
        3,700  Veritas Software Corp*                                         106,264
                                                                        -------------
                                                                           20,577,569
                                                                        -------------

6             See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UTILITIES -- 2.1%
        3,200  Allegheny Energy Inc                                           141,056
        2,600  CMS Energy Corp                                                 60,996
        2,100  Entergy Corp                                                    80,892
        3,300  Exelon Corp                                                    180,180
        3,400  Mirant Corp*                                                    97,410
        4,200  NiSource Inc                                                   105,882
        5,100  PPL Corp                                                       221,085
       30,400  SBC Communications Inc                                       1,243,664
        3,700  Utilicorp United Inc                                           118,992
                                                                        -------------
                                                                            2,250,157
                                                                        -------------

               TOTAL COMMON STOCKS (COST $117,077,184)                    106,449,445
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 4.9%
               CASH EQUIVALENTS -- 3.0%
      719,018  Dreyfus Money Market Fund, 3.66%(b)                            719,018
$     173,099  Fleet National Bank Note, 3.77%, due 10/31/01(b)               173,099
    2,444,888  Merrimac Money Market Fund, 3.76%(b)                         2,444,888
                                                                        -------------
                                                                            3,337,005
                                                                        -------------
               U.S. GOVERNMENT -- 0.3%
$     325,000  U.S. Treasury Bill, 3.59%, due 12/06/01(c)                     322,246
                                                                        -------------

              See accompanying notes to the financial statements.              7

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT -- 1.6%
$   1,702,504  Salomon Smith Barney Inc. Repurcase Agreement, dated
               8/31/01, due 9/03/01, with a maturity value of
               $1,702,887 and an effective yield of 2.70%,
               collateralized by a U.S. Treasury Bill with a rate of
               0.00%, maturity date of 1/24/02 and market value of
               $1,740,000.                                                  1,702,504
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $5,361,493)               5,361,755
                                                                        -------------
               TOTAL INVESTMENTS -- 102.3%
               (Cost $122,438,677)                                        111,811,200

               Other Assets and Liabilities (net) -- (2.3%)                (2,542,352)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 109,268,848
                                                                        =============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b)  Represents investments of security lending collateral (Note 1).

(c) Security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

8             See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $3,196,666 (cost $122,438,677) (Note 1)                   $ 111,811,200
   Receivable for investments sold                                1,363,418
   Dividends and interest receivable                                 92,622
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                   7,250
   Receivable for expenses waived or borne by Manager (Note
    2)                                                                5,952
                                                              -------------
      Total assets                                              113,280,442
                                                              -------------

LIABILITIES:
   Payable for investments purchased                                592,887
   Payable upon return of securities loaned (Note 1)              3,337,005
   Payable to affiliate for (Note 2):
      Management fee                                                 32,151
      Shareholder service fee                                        14,614
   Accrued expenses                                                  34,937
                                                              -------------
      Total liabilities                                           4,011,594
                                                              -------------
NET ASSETS                                                    $ 109,268,848
                                                              =============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $ 144,923,938
   Accumulated undistributed net investment income                  115,439
   Accumulated net realized loss                                (25,118,832)
   Net unrealized depreciation                                  (10,651,697)
                                                              -------------
                                                              $ 109,268,848
                                                              =============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $ 109,268,848
                                                              =============

SHARES OUTSTANDING:
   Class III                                                      5,813,967
                                                              =============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       18.79
                                                              =============

              See accompanying notes to the financial statements.              9

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $    444,990
   Interest (including securities lending income of $13,118)        84,645
                                                              ------------
      Total income                                                 529,635
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                         188,505
   Custodian and transfer agent fees                                19,964
   Audit fees                                                       18,216
   Legal fees                                                        2,576
   Trustees fees (Note 2)                                              736
   Registration fees                                                   368
   Miscellaneous                                                     1,374
   Fees waived or borne by Manager (Note 2)                        (43,048)
                                                              ------------
                                                                   188,691
   Shareholder service fee (Note 2) - Class III                     85,684
                                                              ------------
      Net expenses                                                 274,375
                                                              ------------
         Net investment income                                     255,260
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on:
      Investments                                              (20,557,150)
      Closed futures contracts                                    (590,266)
                                                              ------------

         Net realized loss                                     (21,147,416)
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                6,942,958
      Open futures contracts                                       320,313
                                                              ------------

         Net unrealized gain                                     7,263,271
                                                              ------------

      Net realized and unrealized loss                         (13,884,145)
                                                              ------------

  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $(13,628,885)
                                                              ============

10            See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    255,260      $    441,269
   Net realized gain (loss)                                 (21,147,416)       50,811,863
   Change in net unrealized appreciation (depreciation)       7,263,271       (90,650,225)
                                                           ------------      ------------
   Net decrease in net assets from operations               (13,628,885)      (39,397,093)
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                (139,821)         (493,549)
                                                           ------------      ------------
      Total distributions from net investment income           (139,821)         (493,549)
                                                           ------------      ------------
   Net realized gains
      Class III                                                      --       (65,330,416)
                                                           ------------      ------------
      Total distributions from net realized gains                    --       (65,330,416)
                                                           ------------      ------------
   In excess of net realized gains
      Class III                                                      --        (3,754,430)
                                                           ------------      ------------
      Total distributions in excess of net realized
       gains                                                         --        (3,754,430)
                                                           ------------      ------------
                                                               (139,821)      (69,578,395)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                               8,049,689        19,301,557
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                              8,049,689        19,301,557
                                                           ------------      ------------
      Total decrease in net assets                           (5,719,017)      (89,673,931)
NET ASSETS:
   Beginning of period                                      114,987,865       204,661,796
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $115,439 and $0,
    respectively)                                          $109,268,848      $114,987,865
                                                           ============      ============

              See accompanying notes to the financial statements.             11

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED               YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   -----------------------------------------------------
                                            (UNAUDITED)*      2001*      2000*      1999*      1998*      1997*
                                          ----------------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  21.19      $  54.45   $  45.54   $  48.18   $  56.98   $  62.15
                                              --------      --------   --------   --------   --------   --------

Income from investment operations:
   Net investment income                          0.05          0.14       0.22       0.33       0.44       0.77
   Net realized and unrealized gain
     (loss)                                      (2.42)       (10.78)     18.84       9.79      15.51      11.33
                                              --------      --------   --------   --------   --------   --------

      Total from investment operations           (2.37)       (10.64)     19.06      10.12      15.95      12.10
                                              --------      --------   --------   --------   --------   --------

Less distributions to shareholders:
   From net investment income                    (0.03)        (0.15)     (0.26)     (0.33)     (0.66)     (0.88)
   From net realized gains                          --        (21.25)     (9.89)    (12.43)    (24.09)    (16.39)
   In excess of net realized gains                  --         (1.22)        --         --         --         --
                                              --------      --------   --------   --------   --------   --------

      Total distributions                        (0.03)       (22.62)    (10.15)    (12.76)    (24.75)    (17.27)
                                              --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                $  18.79      $  21.19   $  54.45   $  45.54   $  48.18   $  56.98
                                              ========      ========   ========   ========   ========   ========
TOTAL RETURN(A)                                 (11.21)%+     (25.76)%    45.24%     22.90%     36.37%     21.64%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $109,269      $114,988   $204,662   $158,084   $202,923   $244,183
   Net expenses to average daily net
     assets                                       0.48%**       0.48%      0.48%      0.48%      0.48%      0.48%
   Net investment income to average
     daily net assets                             0.45%**       0.27%      0.50%      0.64%      0.79%      1.21%
   Portfolio turnover rate                          50%          111%        48%        50%        60%       100%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $   0.01      $   0.04   $   0.03   $   0.11   $   0.11   $   0.11

(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through April 7, 2000, calculation excludes purchase premiums.
* Amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.
**   Annualized.
+    Not Annualized.

12            See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital. The Fund's benchmark is the Russell 1000 Growth Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2001.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $3,196,666 collateralized by cash in the amount of $3,337,005 which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2001, the Fund held no open swap agreements.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASE AND REDEMPTIONS OF FUND SHARES
      Effective April 7, 2000, the Fund no longer charges a premium on cash purchases of Fund shares. Prior to April 7, 2000, the premium on cash purchases of Fund shares was .14% of the amount invested. For the period from March 1, 2000 through April 7, 2000 the Fund received $142 in purchase premiums. There was no premium for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, interest expense, and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $736. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $64,450,748 and $54,140,640, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $122,438,677      $5,660,644       $(16,288,121)    $(10,627,477)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 85.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value) Transactions in Fund shares were as follows:

                                                            Six Months Ended              Year Ended
                                                            August 31, 2001*          February 28, 2001*
                                                        -------------------------  -------------------------
                                                           Shares       Amount       Shares        Amount
         Class III:                                     ------------  -----------  -----------  ------------
         Shares sold                                         485,211  $ 9,972,996      186,758  $  6,251,079
         Shares issued to shareholders
           in reinvestment of distributions                    7,106      135,929    2,560,661    69,563,293
         Shares repurchased                                 (105,106)  (2,059,236)  (1,079,606)  (56,512,815)
                                                        ------------  -----------  -----------  ------------
         Net increase                                        387,211  $ 8,049,689    1,667,813  $ 19,301,557
                                                        ============  ===========  ===========  ============

      * Share amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2001 is as follows:

      FUTURES CONTRACTS

         Number of                                     Contract    Net Unrealized
         Contracts      Type        Expiration Date      Value      Depreciation
         ---------  -------------  -----------------  -----------  --------------
           Buys
             5         S&P 500      September 2001    $1,418,875     $  (24,220)
                                                                     ==========

      At August 31, 2001, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

7.    REVERSE STOCK SPLIT

      On March 12, 2001 the Trustees of the Fund approved a one for eleven reverse stock split for Class III shares of the Growth Fund. The reverse stock split was effective as of March 16, 2001. The financial statements have been adjusted to reflect the reverse stock split. Shareholders may determine the number of shares owned as a result of the reverse stock split by dividing the number of shares owned immediately prior to the reverse stock split by eleven. The reverse stock split did not result in a change to the value of the shareholder account balances.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MUTUAL FUND -- 99.9%
    8,428,684  GMO Emerging Country Debt Fund (Cost $73,618,658)          77,038,172
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 0.1%
               REPURCHASE AGREEMENT -- 0.1%
$      66,349  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/01, due 9/03/01, with a maturity value of $66,364
               and an effective yield of 2.70%, collateralized by a
               U.S. Treasury Bill with a rate of 0.00%, maturity date
               of 1/24/02 and market value of $70,000.                        66,349
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $66,349)                    66,349
                                                                        ------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $73,685,007)                                         77,104,521

               Other Assets and Liabilities (net) -- 0.0%                     16,994
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 77,121,515
                                                                        ============

              See accompanying notes to the financial statements.              1

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $73,685,007) (Note 1)          $77,104,521
   Receivable for Fund shares sold                                  6,878
   Interest receivable                                                  6
   Receivable for expenses waived or borne by Manager (Note
    2)                                                             20,706
                                                              -----------
      Total assets                                             77,132,111
                                                              -----------

LIABILITIES:
   Accrued expenses                                                10,596
                                                              -----------
      Total liabilities                                            10,596
                                                              -----------
NET ASSETS                                                    $77,121,515
                                                              ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                            $74,599,021
   Accumulated undistributed net investment income              1,382,744
   Accumulated net realized loss                               (2,279,764)
   Net unrealized appreciation                                  3,419,514
                                                              -----------
                                                              $77,121,515
                                                              ===========
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $77,121,515
                                                              ===========
SHARES OUTSTANDING:
   Class III                                                    8,336,015
                                                              ===========
NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.25
                                                              ===========

2             See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $1,382,668
   Interest                                                          324
                                                              ----------
      Total income                                             1,382,992
                                                              ----------
EXPENSES:
   Custodian and transfer agent fees                               6,624
   Audit fees                                                      5,152
   Legal fees                                                      2,208
   Trustees fees (Note 2)                                            736
   Registration fees                                              18,257
   Miscellaneous                                                     552
   Fees waived or borne by Manager (Note 2)                      (33,281)
                                                              ----------
      Net expenses                                                   248
                                                              ----------
         Net investment income                                 1,382,744
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):

   Net realized loss on investments                           (2,278,448)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                5,061,956
                                                              ----------

      Net realized and unrealized gain                         2,783,508
                                                              ----------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $4,166,252
                                                              ==========

              See accompanying notes to the financial statements.              3

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,382,744      $ 13,523,384
   Net realized loss                                         (2,278,448)               --
   Change in net unrealized appreciation (depreciation)       5,061,956         2,677,986
                                                           ------------      ------------
   Net increase in net assets from operations                 4,166,252        16,201,370
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                      --       (13,523,384)
                                                           ------------      ------------
      Total distributions from net investment income                 --       (13,523,384)
                                                           ------------      ------------
   In excess of net investment income
      Class III                                                      --            (4,818)
                                                           ------------      ------------
      Total distributions in excess of net investment
       income                                                        --            (4,818)
                                                           ------------      ------------
                                                                     --       (13,528,202)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (29,526,183)       13,528,202
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (29,526,183)       13,528,202
                                                           ------------      ------------
      Total increase (decrease) in net assets               (25,359,931)       16,201,370
NET ASSETS:
   Beginning of period                                      102,481,446        86,280,076
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $1,382,744 and $0,
    respectively)                                          $ 77,121,515      $102,481,446
                                                           ============      ============

4             See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED       YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2001   ------------------------------------
                                                 (UNAUDITED)         2001         2000        1999*
                                               ----------------  ------------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.90         $   8.70      $  6.84     $ 10.00
                                                   -------         --------      -------     -------

Income from investment operations:
   Net investment income(a)                           0.13++           1.33++       1.10        0.03
   Net realized and unrealized gain (loss)            0.22             0.23         1.97       (3.16)
                                                   -------         --------      -------     -------

      Total from investment operations                0.35             1.56         3.07       (3.13)
                                                   -------         --------      -------     -------

Less distributions to shareholders:
   From net investment income                           --            (1.36)       (1.09)      (0.03)
   In excess of net investment income                   --               --(e)     (0.11)         --
   From net realized gains                              --               --        (0.01)         --
                                                   -------         --------      -------     -------

      Total distributions                               --            (1.36)       (1.21)      (0.03)
                                                   -------         --------      -------     -------
NET ASSET VALUE, END OF PERIOD                     $  9.25         $   8.90      $  8.70     $  6.84
                                                   =======         ========      =======     =======
TOTAL RETURN(B)                                       3.93%+          18.71%       46.71%     (31.32)%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $77,122         $102,481      $86,280     $41,216
   Net expenses to average daily net
     assets(c)                                        0.00%**(f)       0.00%        0.00%       0.00%**
   Net investment income to average daily net
     assets(a)                                        2.91%**         14.39%       14.22%       0.64%**
   Portfolio turnover rate                               2%               0%           0%          0%
   Fees and expenses voluntarily waived or
     borne by the
     Manager consisted of the following per
     share amounts:                                     --(d)            --(d)        --(d)       --(d)

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying fund. (See Note 1.)
(d) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(e) The per share distributions in excess of net investment income was less than $0.01.
(f)  The ratio of net expenses to average daily net assets was less than 0.01%.
* Period from July 20, 1998 (commencement of operations) through February 28, 1999.
**   Annualized.
+    Not Annualized.
++   Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.              5

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Emerging Country Debt Share Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in the Class III Shares of the GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust. GMO also serves as investment manager to ECDF. ECDF pursues its objectives by investing primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global. The financial statements of ECDF should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of ECDF are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions are recorded on the ex-dividend date of ECDF. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in ECDF (See Note 2).

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      PURCHASES AND REDEMPTIONS OF FUNDS SHARES
      The Fund does not charge any purchase premium or redemption fee in connection with the purchase and sale of Fund shares. As a shareholder in ECDF, the Fund will indirectly bear ECDF's purchase premium and redemption fees which are .50% and .25%, respectively. These fees are paid to and retained by ECDF.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in ECDF. Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. ECDF may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, ECDF may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager does not directly charge an advisory fee or shareholder service fee. GMO has contactually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2002 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), fees and expenses of the independent trustees of the Trust, and extraordinary expenses).

      As a shareholder in ECDF, the Fund will indirectly bear all fees and expenses associated with an investment in ECDF. GMO, in its capacity as Manager of ECDF, earns a management fee of .35% of average daily net assets, and has entered into a binding agreement, effective until June 30, 2002, to waive a portion of its fee and bear other expenses to the extent that ECDF's annual expenses (including the management fee, but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the trust and extraordinary expenses) exceed .35% of average daily net assets. Class III shares of ECDF also bear an annual shareholder service fee of .15% of ECDF's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $736. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $1,795,668 and $30,025,000 respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $73,685,007       $3,419,514           $--           $3,419,514

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2001, 99.4% of the outstanding shares of the Fund were held by one shareholder.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended             Year Ended
                                                             August 31, 2001          February 28, 2001
                                                        -------------------------  -----------------------
                                                          Shares        Amount       Shares      Amount
                                                        -----------  ------------  ----------  -----------
         Class III:
         Shares sold                                         53,208  $    482,864          --  $        --
         Shares issued to shareholders
           in reinvestment of distributions                      --            --   1,591,553   13,528,202
         Shares repurchased                              (3,226,783)  (30,009,047)         --           --
                                                        -----------  ------------  ----------  -----------
         Net increase (decrease)                         (3,173,575) $(29,526,183)  1,591,553  $13,528,202
                                                        ===========  ============  ==========  ===========

GMO SHORT TERM INCOME FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               DEBT OBLIGATIONS -- 25.2%
               U.S. GOVERNMENT -- 13.2%
    4,883,895  U.S. Treasury Inflation Indexed Note, 3.88%, due
                 01/15/09                                                  5,074,670
                                                                        ------------
               U.S. GOVERNMENT AGENCY -- 12.0%
      268,333  Agency for International Development Floater (Support
                 of Botswana),
                 Variable Rate, 6 mo. U.S. Treasury Bill + .40%,
                 3.79%, due 10/01/12                                         260,283
    1,725,525  Agency for International Development Floater (Support
                 of C.A.B.E.I.),
                 Variable Rate, 6 mo. U.S. Treasury Bill + .40%,
                 3.79%, due 10/01/12                                       1,673,759
    1,751,430  Agency for International Development Floater (Support
                 of Honduras),
                 Variable Rate, 3 mo. U.S. Treasury Bill x 117%,
                 4.31%, due 10/01/11                                       1,733,916
      883,511  Small Business Administration Pool #502320,
                 Variable Rate, Prime - 2.18%, 4.56%, due 08/25/18           883,487
       77,873  Agency for International Development Floater (Support
                 of Peru), Series A, Variable Rate, 6 mo. U.S.
                 Treasury Bill +.35%, 3.78%, due 05/01/14                     76,705
                                                                        ------------
                                                                           4,628,150
                                                                        ------------

               TOTAL DEBT OBLIGATIONS (COST $9,778,811)                    9,702,820
                                                                        ------------
               MUTUAL FUNDS -- 74.1%
    1,076,301  GMO Alpha LIBOR Fund                                       28,532,731
                                                                        ------------

               TOTAL MUTUAL FUNDS (COST $27,498,046)                      28,532,731
                                                                        ============

              See accompanying notes to the financial statements.              1

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 0.4%
               REPURCHASE AGREEMENT -- 0.4%
$     165,849  Salomon Smith Barney Inc. Repurchase Agreement, dated
               08/31/01, due 09/03/01, with a maturity value of
               $165,886 and an effective yield of 2.70%,
               collateralized by a U.S. Treasury Bill with a rate of
               0.00%, maturity date of 01/24/02 and market value of
               $170,000.                                                     165,849
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $165,849)                  165,849
                                                                        ------------
               TOTAL INVESTMENTS -- 99.7%
               (Cost $37,442,706)                                         38,401,400

               Other Assets and Liabilities (net) -- 0.3%                    103,846
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 38,505,246
                                                                        ============

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2001, which are subject to change based on the terms of the security.

2             See accompanying notes to the financial statements.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $37,442,706) (Note 1)          $38,401,400
   Receivable for investments sold                                  2,883
   Interest receivable                                            116,128
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              3,100
                                                              -----------
      Total assets                                             38,523,511
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                1,639
      Shareholder service fee                                       4,916
   Accrued expenses and other liabilities                          11,710
                                                              -----------
      Total liabilities                                            18,265
                                                              -----------
NET ASSETS                                                    $38,505,246
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $36,729,095
   Accumulated undistributed net investment income                394,380
   Accumulated net realized gain                                  423,077
   Net unrealized appreciation                                    958,694
                                                              -----------
                                                              $38,505,246
                                                              ===========
SHARES OUTSTANDING                                              3,832,164
                                                              ===========
NET ASSET VALUE PER SHARE                                     $     10.05
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $  324,124
   Dividends                                                     320,615
                                                              ----------
      Total income                                               644,739
                                                              ----------

EXPENSES:
   Management fee (Note 2)                                         9,971
   Audit fees                                                     12,052
   Custodian and transfer agent fees                               3,496
   Legal fees                                                        828
   Registration fees                                                 460
   Trustees fees (Note 2)                                            184
   Miscellaneous                                                     736
   Fees waived or borne by Manager (Note 2)                      (17,694)
                                                              ----------
                                                                  10,033
   Shareholder service fee (Note 2)                               29,913
                                                              ----------
      Net expenses                                                39,946
                                                              ----------

         Net investment income                                   604,793
                                                              ----------

REALIZED AND UNREALIZED GAIN:

   Net realized gain on investments                              426,842
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                   71,066
                                                              ----------

      Net realized and unrealized gain                           497,908
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $1,102,701
                                                              ==========

4             See accompanying notes to the financial statements.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   604,793       $  1,753,518
   Net realized gain                                           426,842            660,470
   Change in net unrealized appreciation (depreciation)         71,066            661,897
                                                           -----------       ------------
   Net increase in net assets from operations                1,102,701          3,075,885
                                                           -----------       ------------

Distributions to shareholders from:
   Net investment income                                      (282,651)        (1,789,369)
   Net realized gains                                         (300,605)           (23,822)
                                                           -----------       ------------
                                                              (583,256)        (1,813,191)
                                                           -----------       ------------

Fund share transactions: (Note 5)
   Proceeds from sale of shares                              3,574,038         14,058,555
   Net asset value of shares issued to shareholders in
    payment of distributions declared                          557,680          1,735,912
   Cost of shares repurchased                               (6,650,892)       (20,043,349)
                                                           -----------       ------------
   Net decrease in net assets resulting from Fund share
    transactions                                            (2,519,174)        (4,248,882)
                                                           -----------       ------------
      Total decrease in net assets                          (1,999,729)        (2,986,188)
NET ASSETS:
   Beginning of period                                      40,504,975         43,491,163
                                                           -----------       ------------
   End of period (including accumulated undistributed
    net investment income of $394,380 and $72,238,
    respectively)                                          $38,505,246       $ 40,504,975
                                                           ===========       ============

              See accompanying notes to the financial statements.              5

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   ---------------------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999         1998         1997
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.92         $  9.62      $  9.63      $  9.81      $  9.78      $  9.77
                                              -------         -------      -------      -------      -------      -------

Income from investment operations:
   Net investment income(b)                      0.15+           0.42+        0.46+        0.57         0.55         0.47
   Net realized and unrealized gain
     (loss)                                      0.13            0.33         0.05        (0.16)        0.03         0.06
                                              -------         -------      -------      -------      -------      -------

      Total from investment operations           0.28            0.75         0.51         0.41         0.58         0.53
                                              -------         -------      -------      -------      -------      -------

Less distributions to shareholders:
   From net investment income                   (0.07)          (0.44)       (0.52)       (0.59)       (0.55)       (0.52)
   From net realized gains                      (0.08)          (0.01)          --           --           --           --
                                              -------         -------      -------      -------      -------      -------

      Total distributions                       (0.15)          (0.45)       (0.52)       (0.59)       (0.55)       (0.52)
                                              -------         -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $ 10.05         $  9.92      $  9.62      $  9.63      $  9.81      $  9.78
                                              =======         =======      =======      =======      =======      =======
TOTAL RETURN(A)                                  2.83%**         7.91%        5.42%        4.29%        6.10%        5.62%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $38,505         $40,505      $43,491      $53,387      $37,377      $40,937
   Net expenses to average daily net
     assets                                      0.20%*          0.20%        0.20%        0.20%        0.20%        0.20%
   Net investment income to average
     daily net assets(b)                         3.03%*          4.30%        4.82%        5.50%        5.73%        5.88%
   Portfolio turnover rate                         18%             50%         178%          76%          50%         287%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:           --(c)      $  0.01      $  0.01      $  0.03      $  0.03      $  0.03

(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Net investment income for the period ended August 31, 2001 and the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(c) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not Annualized.

6             See accompanying notes to the financial statements.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Short-Term Income Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares.

      The Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of high-quality fixed income instruments. The Fund's benchmark is the Salomon Smith Barney 3 Month T-Bill Index.

      At August 31, 2001, 74.1% of the Fund was invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund had no securities on loan.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recognized on the ex-dividend date. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust and extraordinary expenses) exceed the management fees.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $184. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2001, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                  Purchases     Sales
                                                                  ----------  ----------
         U.S. Government securities                               $5,052,235  $5,112,381
         Investments (non-U.S. Government securities)              1,930,615   4,454,532

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $37,442,706       $1,040,649         $(81,955)        $958,694

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 75.1% of the outstanding shares of the Fund were held by one shareholder.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended     Year Ended
                                                                  August 31, 2001   February 28, 2001
                                                                  ----------------  -----------------
         Shares sold                                                    359,771         1,429,523
         Shares issued to shareholders in reinvestment of
           distributions                                                 56,077           177,760
         Shares repurchased                                            (668,072)       (2,043,558)
                                                                     ----------        ----------
         Net decrease                                                  (252,224)         (436,275)
         Fund shares:
           Beginning of period                                        4,084,388         4,520,663
                                                                     ----------        ----------
           End of period                                              3,832,164         4,084,388
                                                                     ==========        ==========

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               DEBT OBLIGATIONS -- 108.4%
               UNITED STATES -- 108.4%
               ASSET BACKED SECURITIES -- 4.4%
    3,000,000  Oasis CBO Ltd, 144A, Variable Rate, 6 mo. LIBOR + .38%,
                 4.39%,
                 due 05/30/11                                             2,899,890
                                                                        -----------
               CORPORATE DEBT -- 1.7%
    1,200,000  JP Morgan and Co. Series A, Variable Rate, CPI + 4.00%,
                 5.35%,
                 due 02/15/12                                             1,141,560
                                                                        -----------
               U.S. GOVERNMENT -- 67.1%
   13,912,824  U.S. Treasury Inflation Indexed Bond, 3.88%, due
                 04/15/29                                                15,047,581
    7,703,290  U.S. Treasury Inflation Indexed Bond, 3.63%, due
                 04/15/28                                                 7,970,502
    6,851,889  U.S. Treasury Inflation Indexed Bond, 3.50%, due
                 01/15/11                                                 6,961,094
    1,057,920  U.S. Treasury Inflation Indexed Note, 4.25%, due
                 01/15/10                                                 1,129,991
   12,350,828  U.S. Treasury Inflation Indexed Note, 3.88%, due
                 01/15/09(a)                                             12,833,276
                                                                        -----------
                                                                         43,942,444
                                                                        -----------
               U.S. GOVERNMENT AGENCY -- 35.2%
    8,625,000  Federal Home Loan Bank, Variable Rate, CPI + 3.15%,
                 5.22%, due 02/15/02                                      8,585,325
   14,604,460  Tennessee Valley Authority (Indexed Principal), 3.38%,
                 due 01/15/07                                            14,437,239
                                                                        -----------
                                                                         23,022,564
                                                                        -----------

               TOTAL UNITED STATES                                       71,006,458
                                                                        -----------

               TOTAL DEBT OBLIGATIONS (COST $67,952,022)                 71,006,458
                                                                        -----------
               MUTUAL FUNDS -- 1.1%
       27,722  GMO Alpha LIBOR Fund                                         734,905
                                                                        -----------

               TOTAL MUTUAL FUNDS (COST $733,880)                           734,905
                                                                        -----------

              See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 0.3%
               REPURCHASE AGREEMENT -- 0.3%
$     171,366  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/01, due 9/03/01, with a maturity value of $171,405
               and an effective yield of 2.70%, collateralized by a
               U.S. Treasury Bill with a rate of 0.00%, maturity date
               of 1/24/02 and market value of $180,000.                     171,366
                                                                        -----------

               TOTAL SHORT-TERM INVESTMENTS (COST $171,366)                 171,366
                                                                        -----------
               TOTAL INVESTMENTS -- 109.8%
               (Cost $68,857,268)                                        71,912,729

               Other Assets and Liabilities (net) -- (9.8%)              (6,421,641)
                                                                        -----------
               TOTAL NET ASSETS -- 100.0%                               $65,491,088
                                                                        ===========

               NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CBO - Collateralized Bond Obligation

CPI - Consumer Price Index

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2001, which are subject to change based on the terms of the security.

(a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 6).

2             See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $68,857,268) (Note 1)          $71,912,729
   Receivable for Fund shares sold                                376,432
   Interest receivable                                            535,815
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              6,293
                                                              -----------
      Total assets                                             72,831,269
                                                              -----------

LIABILITIES:
   Payable for investments purchased                              475,000
   Payable to affiliate for (Note 2):
      Management fee                                                5,452
      Shareholder service fee                                       8,178
   Payable for reverse repurchase agreements (Notes 1 and 6)    6,828,312
   Accrued expenses and other liabilities                          23,239
                                                              -----------
      Total liabilities                                         7,340,181
                                                              -----------
NET ASSETS                                                    $65,491,088
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $59,537,354
   Accumulated undistributed net investment income              2,417,948
   Accumulated net realized gain                                  480,325
   Net unrealized appreciation                                  3,055,461
                                                              -----------
                                                              $65,491,088
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $65,491,088
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    5,937,937
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     11.03
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $2,565,601
   Dividends from investment company shares                        6,793
                                                              ----------
      Total income                                             2,572,394
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        30,924
   Interest expense (Notes 1 and 6)                               74,114
   Audit fees                                                     14,168
   Custodian and transfer agent fees                              11,316
   Legal fees                                                      1,380
   Registration fees                                                 460
   Trustees fees (Note 2)                                            368
   Miscellaneous                                                   4,972
   Fees waived or borne by Manager (Note 2)                      (32,540)
                                                              ----------
                                                                 105,162
   Shareholder service fee (Note 2) - Class III                   46,385
                                                              ----------
      Net expenses                                               151,547
                                                              ----------
         Net investment income                                 2,420,847
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                668,516
      Closed swap contracts                                      402,412
                                                              ----------

         Net realized gain                                     1,070,928
                                                              ----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                               (524,585)
      Swap contracts                                            (401,870)
                                                              ----------

         Net unrealized loss                                    (926,455)
                                                              ----------

      Net realized and unrealized gain                           144,473
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $2,565,320
                                                              ==========

4             See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $ 2,420,847        $ 4,126,390
   Net realized gain                                         1,070,928            258,310
   Change in net unrealized appreciation (depreciation)       (926,455)         5,076,249
                                                           -----------        -----------
   Net increase in net assets from operations                2,565,320          9,460,949
                                                           -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class III                                               (359,682)        (4,235,614)
                                                           -----------        -----------
      Total distributions from net investment income          (359,682)        (4,235,614)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                             (2,601,411)         8,710,685
                                                           -----------        -----------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (2,601,411)         8,710,685
                                                           -----------        -----------
      Total increase (decrease) in net assets                 (395,773)        13,936,020
NET ASSETS:
   Beginning of period                                      65,886,861         51,950,841
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $2,417,948 and $356,783,
    respectively)                                          $65,491,088        $65,886,861
                                                           ===========        ===========

              See accompanying notes to the financial statements.              5

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29,
                                             AUGUST 31, 2001   -------------------------------------------------
                                               (UNAUDITED)     2001(D)         2000           1999       1998*
                                             ----------------  --------      ---------      ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 10.64       $  9.72        $  9.88        $ 10.04    $ 10.00
                                                 -------       -------        -------        -------    -------

Income from investment operations:
   Net investment income                            0.42          0.71+          0.65+          0.61       0.42+
   Net realized and unrealized gain
     (loss)                                         0.04          0.90          (0.30)         (0.18)     (0.04)
                                                 -------       -------        -------        -------    -------
      Total from investment operations              0.46          1.61           0.35           0.43       0.38
                                                 -------       -------        -------        -------    -------

Less distributions to shareholders:
   From net investment income                      (0.07)        (0.69)         (0.51)         (0.59)     (0.30)
   In excess of net investment income                 --            --             --             --      (0.02)
   From net realized gains                            --            --             --             --         --(a)
   From tax return of capital                         --            --             --             --      (0.02)
                                                 -------       -------        -------        -------    -------
      Total distributions                          (0.07)        (0.69)         (0.51)         (0.59)     (0.34)
                                                 -------       -------        -------        -------    -------
NET ASSET VALUE, END OF PERIOD                   $ 11.03       $ 10.64        $  9.72        $  9.88    $ 10.04
                                                 =======       =======        =======        =======    =======
TOTAL RETURN(B)                                     4.30%++      16.86%          3.57%          4.28%      3.77%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)             $65,491       $65,887        $51,951        $25,147    $25,660
   Net operating expenses to average
     daily net assets                               0.25%**       0.25%          0.25%          0.25%      0.25%**
   Interest expense to average daily net
     assets                                         0.24%**       0.37%          0.45%            --         --
   Total net expenses to average daily
     net assets                                     0.49%(c)**    0.62%(c)       0.70%(c)       0.25%      0.25%**
   Net investment income to average
     daily net assets                               7.83%**       6.87%          6.49%          4.93%      4.48%**
   Portfolio turnover rate                            27%           32%           112%            94%         9%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:         $  0.01       $  0.01        $  0.01        $  0.04    $  0.04

*    Period from March 31, 1997 (commencement of operations) to February 28,
     1998.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
(a)  The per share distribution from net realized gains was $0.002.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown. Through March 15, 2000, calculation excludes purchase premiums and redemption fees.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 6.88% to 6.87%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.

6             See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Inflation Indexed Bond Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in government bonds that are indexed or otherwise "linked" to general measures of inflation in the country of issue ("inflation indexed bonds"). The Fund's benchmark is the Lehman Brothers Treasury Inflation Notes Index.

      Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of U.S. inflation. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable local inflation index.

      At August 31, 2001, 1.1% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      approximates market value. Shares of other GMO Funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. At
      August 31, 2001, the Fund held no open forward currency contracts.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, forward swap spread lock and total return swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. At August 31, 2001, the Fund held no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund sold may decline below the price at which it is obligated to repurchase them under the agreement. At August 31, 2001, the Fund had entered into a reverse repurchase agreement having a market value of $6,828,312, collateralized by a security with a market value of $6,912,297. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 2001.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 28, 2001, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $523,962, expiring in 2008.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Effective March 1, 20001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to March1, 20001 the Fund did not amortize premiums, and certain discounts were amortized using the straight-line method. Non cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective March 15, 2000, the Fund no longer charges a premium on cash purchases or a fee on redemptions of Fund shares. Prior to March 15, 2000, the premium on cash purchases and fee on redemptions of Fund shares was .10% of the amount invested or redeemed. These fees were reduced by 50% with respect to any portion of a purchase or redemption that was offset by a corresponding redemption or purchase, respectively, occurring on the same day. In addition, the purchase premium or redemption fee for the Fund was reduced by 50% if the purchaser made an in-kind purchase of Fund shares or if the purchase or redemption was part of a transfer from or to another Fund where

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      the Manager was able to transfer securities among the Funds to effect the transaction. For the period from March 1, 2000 through March 15, 2000, the Fund received $104 in purchase premiums and $0 in redemption fees.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, interest expense and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $368. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2001, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  -----------
         U.S. Government securities                               $14,775,396  $11,561,761
         Investments (non-U.S. Government securities)               6,431,793    5,908,947

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $68,857,268       $3,056,525         $(1,064)        $3,055,461

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2001, 10.9% of the outstanding shares of the Fund were held by one shareholder.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended             Year Ended
                                                            August 31, 2001          February 28, 2001
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                     1,052,474  $ 11,524,090   2,307,132  $ 23,730,094
         Shares issued to shareholders
           in reinvestment of distributions                 26,170       284,463     284,115     2,899,240
         Shares repurchased                             (1,332,716)  (14,409,964) (1,743,816)  (17,918,649)
                                                        ----------  ------------  ----------  ------------
         Net increase (decrease)                          (254,072) $ (2,601,411)    847,431  $  8,710,685
                                                        ==========  ============  ==========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2001 is as follows:

      REVERSE REPURCHASE AGREEMENT

         Face Value                        Description                        Market Value
         ----------  -------------------------------------------------------  -------------
         $6,828,312  Barclays Bank, 3.60%, dated 8/30/01, to be repurchased
                     on demand, plus accrued interest.                         $6,828,312
                                                                               ==========

         Average balance outstanding                                   $3,572,882
         Average interest rate                                              4.28%
         Maximum balance outstanding                                   $9,084,314
         Average shares outstanding                                    5,651,597
         Average balance per share outstanding                         $   0.632

      Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                                                    VALUE ($)
----------------------------------------------------------------------------------------------------------
                DEBT OBLIGATIONS -- 98.1%
                ASSET BACKED SECURITIES -- 89.2%
                BANKING AND FINANCIAL SERVICES -- 78.1%
    47,000,000  Aircraft Finance Trust Series 99-1A Class A1,
                  Variable Rate, 1 mo. LIBOR + .48%, 4.12%, due 05/15/24                        46,974,620
     7,000,000  American Express Credit Account Master Trust Series 00-2 Class A,
                  Variable Rate, 1 mo. LIBOR + .17%, 3.81%, due 09/17/07                         7,014,219
    22,500,000  American Express Credit Account Master Trust Series 00-5 Class A,
                  Variable Rate, 1 mo. LIBOR + .14%, 3.78%, due 04/15/08                        22,507,031
    15,000,000  American Express Credit Account Master Trust Series 01-6 Class A,
                  Variable Rate, 1 mo. LIBOR + .12%, 3.76%, due 05/15/06                        15,012,891
    19,000,000  American Express Credit Account Master Trust Series 99-5 Class A,
                  Variable Rate, 1 mo. LIBOR + .24%, 3.88%, due 02/15/07                        19,081,641
    15,000,000  Americredit Automobile Receivables Trust Series 00-B Class A4,
                  Variable Rate, 1 mo. LIBOR + .20%, 3.93%, due 04/05/07                        14,991,000
    34,433,805  Anfield Road I Ltd. Series 1 Class A,
                  Variable Rate, 6 mo. LIBOR + .25%, 5.68%, due 11/06/06                        33,765,789
     9,259,484  Augusta Funding Ltd Series 97-B Class A, 144A,
                  Variable Rate, 6 mo. LIBOR + .19%, 4.79%, due 04/10/10                         9,064,016
    35,000,000  Augusta Funding Ltd. Series 10A Class F1, 144A,
                  Variable Rate, 3mo. LIBOR + .25%, 4.04%, due 06/30/17                         33,950,000
     5,216,024  Banc One Student Loan Trust Series 94-A Class A2,
                  Variable Rate, 1 mo. LIBOR + .30%, 4.39%, due 10/25/16                         5,234,306
    30,100,000  BEA CBO Series 98-1A Class A2A, 144A, 6.72%, due 06/15/10                       25,585,000
     2,185,000  Brazos Student Loan Finance Corp Series 96-B Class A4,
                  Variable Rate, 3 mo. U.S. Treasury Bill + .50%, 5.54%, due 12/01/02            2,185,000
    12,417,000  California Infrastructure PG&E Series 97-1 Class A7, 6.42%, due 09/25/08        12,886,518
    25,000,000  California Infrastructure SCE Series 97-1 Class A5, 6.28%, due 09/25/05         25,718,750
    30,000,000  Capital One Master Trust Series 00-4 Class A,
                  Variable Rate, 1 mo. LIBOR + .14%, 3.78%, due 08/15/08                        30,000,000
    15,000,000  Chyps CBO Series 97-1A Class A2A, 144A, 6.72%, due 01/15/10                     11,250,000
     3,659,042  Cigna CBO Ltd Series 96-1 Class A2, 144A, 6.46%, due 11/15/08                    3,669,324
    19,000,000  Citibank Credit Card Issuance Trust Series 00-B2 Class B2,
                  Variable Rate, 3 mo. LIBOR + .25%, 3.77%, due 10/15/07                        18,902,031
    72,143,000  Discover Card Master Trust I Series 00-1 Class A,
                  Variable Rate, 1 mo. LIBOR + .17%, 3.81%, due 08/16/07                        72,278,268
    32,000,000  Discover Card Master Trust I Series 00-2 Class A,
                  Variable Rate, 1 mo. LIBOR + .18%, 3.82%, due 09/18/07                        32,075,000
    23,000,000  Discover Card Master Trust I series 00-5 Class A,
                  Variable Rate, 1 mo. LIBOR + .18%, 3.82%, due 11/15/07                        23,072,773

              See accompanying notes to the financial statements.              1

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                                                    VALUE ($)
----------------------------------------------------------------------------------------------------------
                BANKING AND FINANCIAL SERVICES -- CONTINUED
    15,000,000  Discover Card Master Trust I Series 01-2 Class A,
                  Variable Rate, 1 mo. LIBOR + .16%, 3.80%, due 07/15/08                        15,018,750
    17,895,000  Discover Card Master Trust I Series 01-2 Class B,
                  Variable Rate, 1 mo. LIBOR + .46%, 4.10%, due 07/15/08                        17,906,184
    10,000,000  Discover Card Master Trust I Series 97-3 Class A,
                  Variable Rate, 1 mo. LIBOR + .13%, 3.77%, due 04/16/07                        10,007,813
GBP 20,000,000  Earls Five Ltd Series EMTN, 3 mo. GBP LIBOR + .14%, 5.13%, due 02/27/08         28,821,435
    12,000,000  EMAC Series 98-1 Class A2, 144A, 6.38%, due 01/15/25                            11,737,560
    18,615,385  Great Point CBO Ltd. Series 98-1A Class A1, 144A,
                  Variable Rate, 6 mo. LIBOR + .30%, 4.89%, due 10/15/10                        18,530,312
    12,000,000  Keycorp Student Loan Trust Series 94-B Certificates,
                  Variable Rate, 1 mo. LIBOR + .73%, 4.31%, due 11/25/21                        12,000,000
    10,000,000  Keycorp Student Loan Trust Series 95-A Class B,
                  Variable Rate, 1 mo. LIBOR + .75%, 4.33%, due 10/27/21                        10,006,250
    24,000,000  MBNA Master Credit Card Trust Series 00-C Class A,
                  Variable Rate, 1 mo. LIBOR + .16%, 3.80%, due 07/15/07                        24,032,813
     8,500,000  MBNA Master Credit Card Trust Series 00-K Class A,
                  Variable Rate, 3 mo. LIBOR + .11%, 3.88%, due 03/17/08                         8,500,996
    28,250,000  MBNA Master Credit Card Trust Series 01-A3 Class A3,
                  Variable Rate, 3 mo. LIBOR + .11%, 3.77%, due 12/15/08                        28,293,037
     7,000,000  MBNA Master Credit Card Trust Series 97-1 Class B,
                  Variable Rate, 1 mo. LIBOR + .31%, 3.95%, due 01/15/07                         6,990,156
    47,450,000  MBNA Master Credit Card Trust Series 97-J Class A,
                  Variable Rate, 1 mo. LIBOR + .12%, 3.76%, due 02/15/07                        47,559,357
     5,000,000  MBNA Master Credit Card Trust Series 97-K Class A,
                  Variable Rate, 1 mo. LIBOR +.12%, 3.76%, due 04/15/08                          5,000,000
     5,000,000  MBNA Master Credit Card Trust Series 97-K Class B,
                  Variable Rate, 1 mo. LIBOR + .32%, 3.96%, due 04/15/08                         4,985,156
     4,000,000  MBNA Master Credit Card Trust Series 98-C Class B,
                  Variable Rate, 1 mo. LIBOR + .25%, 3.89%, due 11/15/05                         4,000,000
    17,000,000  MBNA Master Credit Card Trust Series 98-D Class B,
                  Variable Rate, 1 mo. LIBOR + .25%, 3.89%, due 12/15/05                        16,973,438
    10,000,000  Meridian Funding Co LLC, 144A,
                  Variable Rate, Step Up, 3 mo. LIBOR +.30%, 3.81%, due 08/10/10                 9,993,800
    25,000,000  Meridian Funding Co. LLC, 144A,
                  Variable Rate, Step Up, 2 mo. LIBOR +.37%, 3.95%, due 12/22/10                24,984,500
    26,000,000  Meridian Funding Co. LLC,
                  Variable Rate, Step Up, MBIA, 3 mo. LIBOR + .32%, 4.24%, due 06/09/08         25,983,880

2             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                                                    VALUE ($)
----------------------------------------------------------------------------------------------------------
                BANKING AND FINANCIAL SERVICES -- CONTINUED
    12,099,674  Merrill Lynch CBO Series 97-F1,
                  Variable Rate, 3 mo. LIBOR + .42%, 3.94%, due 05/23/09                        11,615,687
     8,000,000  Neiman Marcus Group Credit Card Master Trust Series 00-1 Class A,
                  Variable Rate, 1 mo. LIBOR + .27%, 3.91%, due 04/15/08                         8,021,250
    10,000,000  Nomura CBO Ltd Series 97-2 Class A2, Step up, 6.26%, due 10/30/09                9,158,200
    29,505,101  Northstar CBO Ltd. Series 97-2 Class A2, 144A,
                  Variable Rate, Step Up, 6.62%, due 07/15/09                                   27,278,351
     9,926,514  Pacific Life CBO Series 98-1A Class A2A, 144A,
                  Variable Rate, Step Up, 6.56%, due 02/15/10                                    9,033,128
    27,650,000  Pemex Finance Ltd. Series 1A1 Class A2, AMBAC 144A, 6.30%, due 05/15/10         27,991,201
    15,000,000  PFS Financing Corp Series 01-FA Class A, 144A,
                  Variable Rate, 1 mo. LIBOR + .33%, 3.95%, due 06/15/08                        15,000,000
    20,000,000  Providian Gateway Master Trust Series 00-C Class A, 144A,
                  Variable Rate, 1 mo. LIBOR + .22%, 3.86%, due 03/15/07                        19,990,625
    33,500,000  Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                  Variable Rate, Step Up, 6.33%, due 09/15/09                                   34,853,400
    50,664,552  SHYPPCO Finance Company Series 1I Class A-2B, 6.64%, due 06/15/10               46,180,739
     4,932,000  SMS Student Loan Trust 95-A Certificates,
                  Variable Rate, 1 mo. LIBOR + .65%, 4.23%, due 04/25/25                         4,932,000
     5,966,000  SMS Student Loan Trust Series 94-A Certificates,
                  Variable Rate, 1 mo. LIBOR + .70%, 4.49%, due 07/26/21                         5,977,186
     5,257,000  SMS Student Loan Trust Series 94-B Certificates,
                  Variable Rate, 1 mo. LIBOR + .75%, 4.33%, due 10/25/23                         5,271,785
     2,197,252  SMS Student Loan Trust Series 94-B Class A2,
                  Variable Rate, 1 mo. LIBOR + .30%, 3.88%, due 04/25/16                         2,208,238
    18,849,156  SMS Student Loan Trust Series 97-A Class A,
                  Variable Rate, 3 mo. LIBOR + .60%, 4.16%, due 10/27/25                        18,522,241
     5,008,000  Society Student Loan Trust Series 93-A Class B,
                  Variable Rate, 1 mo. LIBOR + .75%, 4.54%, due 07/25/03                         5,024,276
    22,175,842  Starvest Emerging Markets CBO-I Series 1A, Class A,
                  Variable Rate, 6 mo. LIBOR + .19%, 144A, 3.92%, due 07/30/11                  21,576,207
     5,500,000  Student Loan Marketing Association Series 96-4 Class A2,
                  Variable Rate, 3 mo. U.S. Treasury Bill + .64%, 4.30%, due 07/25/09            5,438,950
    17,000,000  Swift Series 00-A Class A,
                  Variable Rate, 3 mo. LIBOR + .13%, 3.90%, due 04/15/07                        17,024,570
    20,000,000  Swift Series 01-A7 Class Certificates, 4.23%, due 06/15/06                      19,981,200
    26,963,000  Team Fleet Financing Corp Series 98-3 Class A, 6.13%, due 10/25/04              27,030,408
    15,000,000  Team Fleet Financing Corp Series 99-3A Class A, 144A, 6.70%, due 06/25/03       15,037,500

              See accompanying notes to the financial statements.              3

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                                                    VALUE ($)
----------------------------------------------------------------------------------------------------------
                BANKING AND FINANCIAL SERVICES -- CONTINUED
    14,823,874  The Money Store Business Loan Backed Trust Series 99-1 Class AN,
                  Variable Rate, 1 mo. LIBOR +.50%, 4.14%, due 09/15/17                         14,823,874
    20,000,000  Volkswagen Credit Auto Master Trust Series 2000-1 Class A,
                  Variable Rate, 1 mo. LIBOR +.16%, 3.98%, due 08/20/07                         19,996,875
    30,000,000  World Financial Network Credit Card Master Series 01-A Class A,
                  Variable Rate, 1 mo. LIBOR + .24%, 3.82%, due 06/16/08                        30,000,000
    13,000,000  Xerox Equipment Lease Owner Trust Series 01-1 Class A, 144A,
                  Variable Rate, 1 mo. LIBOR + .2%, 5.80%, due 02/15/08                         13,024,375
                                                                                             -------------
                                                                                             1,231,535,880
                                                                                             -------------
                HEALTH CARE -- 9.2%
     8,000,000  DVI Business Credit Receivables Corp. III 1998-1A Class A,
                  Variable Rate, 1 mo. LIBOR + .35%, 3.97%, due 01/15/04                         7,983,750
    19,500,000  NPF VI, Inc. Series 99-1 Class A, 144A, 6.25%, due 02/01/03                     19,743,750
    20,000,000  NPF XII, Inc. Series 00-1 Class A, 144A,
                  Variable Rate, 1 mo. LIBOR + .48%, 4.29%, due 03/01/03                        19,984,375
    12,000,000  NPF XII, Inc. Series 00-2 Class A, 144A,
                  Variable Rate, 1 mo. LIBOR + .42%, 4.23%, due 10/01/03                        11,979,375
    60,000,000  NPF XII, Inc. Series 00-3 Class A, 144A,
                  Variable Rate, 1 mo. LIBOR +.45%, 4.26%, due 12/01/03                         59,896,875
    25,000,000  NPF XII, Inc. Series 99-2 Class A, 144A, 7.05%, due 06/01/03                    25,593,750
                                                                                             -------------
                                                                                               145,181,875
                                                                                             -------------
                PRINTING AND PUBLISHING -- 1.9%
    30,500,000  Big Flower Receivables Master Trust Series 96-2 Class A,
                  Variable Rate, LIBOR + .25%, 4.43%, due 04/25/03                              30,233,125
                                                                                             -------------

                Total Asset Backed Securities                                                1,406,950,880
                                                                                             -------------
                CORPORATE DEBT -- 4.0%
     3,000,000  Eagle Pier Corp BV,
                  Variable Rate, 6 mo. LIBOR + .25%, 4.96%, due 10/03/01                         3,003,600
    11,750,000  Banco Santander, Series MBIA, 6.50%, due 11/01/05                               12,024,950
    23,383,944  Continental Airlines Series 99-1A, 6.55%, due 02/02/19                          23,663,850
    23,000,000  Westralia Airports Corp, 144A, 6.48%, due 04/01/10                              23,828,000
                                                                                             -------------
                                                                                                62,520,400
                                                                                             -------------

              See accompanying notes to the financial statements.
4

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                                                    VALUE ($)
----------------------------------------------------------------------------------------------------------
                STRUCTURED NOTES -- 0.4%
     6,833,331  Polaris Funding Company, Series EMTN,
                  Variable Rate, 1 mo. LIBOR + .45%, 4.18%, due 01/07/05                         6,824,789
                                                                                             -------------
                U.S. GOVERNMENT AGENCY -- 4.5%
     1,250,000  Agency for International Development Floater (Support of Belize),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 3.89%, due 01/01/14            1,218,750
     4,793,125  Agency for International Development Floater (Support of C.A.B.E.I.),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 3.79%, due 10/01/12            4,649,331
     2,101,837  Agency for International Development Floater (Support of Honduras),
                  Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 4.31%, due 10/01/11            2,080,819
     5,659,801  Agency for International Development Floater (Support of Jamaica),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 4.14%, due 03/30/19            5,645,652
     1,513,081  Agency for International Development Floater (Support of Morocco),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 3.84%, due 11/15/14            1,482,819
        33,333  Agency for International Development Floater (Support of Peru),
                  Variable Rate, 3 mo. U.S. Treasury Bill x 114%, 3.54%, due 02/01/02               32,833
    14,100,000  Agency for International Development Floater (Support of Tunisia),
                  Variable Rate, 6 mo. LIBOR, 3.53%, due 07/01/23                               13,712,250
     1,750,000  Agency for International Development Floater (Support of Zimbabwe),
                  Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 4.24%, due 01/01/12            1,719,375
     1,000,000  Federal Farm Credit Bank,
                  Variable Rate, CPI + 3.00%, 3.65%, due 02/14/02                                  994,700
     2,700,000  Federal Home Loan Bank,
                  Variable Rate, 3 mo. LIBOR + .25%, 3.90%, due 11/05/03                         2,700,000
     2,000,000  Federal Home Loan Bank,
                  Variable Rate, CPI + 3.15%, 5.22%, due 02/15/02(a)                             1,990,800
    15,000,000  Agency for International Development Floater (Support of India),
                  Variable Rate, 3 mo. LIBOR + .10%, 3.78%, due 02/01/27                        14,775,000
    15,000,000  Agency for International Development Floater (Support of Morocco),
                  Variable Rate, 6 mo. LIBOR + .15%, 3.67%, due 10/29/26                        14,962,500
     2,839,575  Agency for International Development Floater (Support of Peru), Series A,
                  Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 3.78%, due 05/01/14             2,796,982
     1,697,329  Small Business Administration Series 95-C, 6.88%, due 09/01/05                   1,716,690
       418,000  Ship Co 668, Series A, 8.50%, due 05/11/02                                         418,000
                                                                                             -------------
                                                                                                70,896,501
                                                                                             -------------

                TOTAL DEBT OBLIGATIONS (COST $1,539,425,893)                                 1,547,192,570
                                                                                             -------------

              See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)   DESCRIPTION                                                                    VALUE ($)
----------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS -- 1.8%
                CASH EQUIVALENTS -- 0.0%
$       85,930  Fleet National Bank Note, 3.77%, due 10/31/01(b)                                    85,930
        17,070  Merrimac Money Market Fund, 3.76%(b)                                                17,070
                                                                                             -------------
                                                                                                   103,000
                                                                                             -------------
                COMMERCIAL PAPER -- 1.8%
$   29,020,000  Eiffel Funding LLC, 3.72%, 9/04/01                                              29,011,004
                                                                                             -------------
                REPURCHASE AGREEMENT -- 0.0%
$       12,183  Salomon Smith Barney Inc., dated 8/31/01, due 9/03/01, with a maturity value of $12,185, and an effective yield of 2.74%, collateralized by a U.S.
                Treasury Obligation with a rate of 8.50%, maturity date of 2/15/20 and
                market value, including accrued interest, of $13,594.                               12,183
                                                                                             -------------

                TOTAL SHORT-TERM INVESTMENTS (COST $29,126,187)                                 29,126,187
                                                                                             -------------
                TOTAL INVESTMENTS -- 99.9%
                (Cost $1,568,552,080)                                                        1,576,318,757

                Other Assets and Liabilities (net) -- 0.1%                                       1,331,414
                                                                                             -------------
                TOTAL NET ASSETS -- 100.0%                                                   $1,577,650,171
                                                                                             =============

              See accompanying notes to the financial statements.
6

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

                NOTES TO THE SCHEDULE OF INVESTMENTS:

CPI - Consumer Price Index

EMTN - Euromarket Medium Term Note

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

MBIA - Insured as to the payment of principal and interest by Municipal Bond Investors Assurance

CBO - Collateralized Bond Obligation

GBP - British Pound

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at August
  31, 2001, which are subject to change based on the terms of the security, including varying reset dates.

(a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

(b)  Represents investments of security lending collateral (Note 1).

              See accompanying notes to the financial statements.              7

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $100,031 (cost $1,568,552,080) (Note 1)                   $1,576,318,757
   Cash                                                                   10
   Receivable for Fund shares sold                                   475,000
   Interest receivable                                             9,153,332
   Receivable for open swap contracts (Notes 1 and 6)              5,919,167
   Receivable for expenses waived or borne by Manager (Note
    2)                                                                24,955
                                                              --------------
      Total assets                                             1,591,891,221
                                                              --------------

LIABILITIES:
   Payable for investments purchased                              13,304,692
   Payable upon return of securities loaned (Note 1)                 103,000
   Net payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                  458,400
   Interest payable for open swap contracts (Notes 1 and 6)          331,028
   Accrued expenses                                                   43,930
                                                              --------------
      Total liabilities                                           14,241,050
                                                              --------------
NET ASSETS                                                    $1,577,650,171
                                                              ==============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $1,532,044,525
   Accumulated undistributed net investment income                39,852,398
   Accumulated net realized loss                                  (7,474,245)
   Net unrealized appreciation                                    13,227,493
                                                              --------------
                                                              $1,577,650,171
                                                              ==============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $1,577,650,171
                                                              ==============

SHARES OUTSTANDING:
   Class III                                                      59,521,588
                                                              ==============

NET ASSET VALUE PER SHARE:
   Class III                                                  $        26.51
                                                              ==============

8             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest (including securities lending income of $1,104)   $40,694,068
                                                              -----------
      Total income                                             40,694,068
                                                              -----------
EXPENSES:
   Interest expense (Notes 1 and 6)                               123,743
   Custodian and transfer agent fees                               88,780
   Legal fees                                                      31,832
   Audit fees                                                      16,928
   Trustees fees (Note 2)                                          10,304
   Registration fees                                                   92
   Miscellaneous                                                    6,072
   Fees waived or borne by Manager (Note 2)                      (150,288)
                                                              -----------
      Net expenses                                                127,463
                                                              -----------
         Net investment income                                 40,566,605
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                (477,929)
      Closed futures contracts                                     16,159
      Closed swap contracts                                    (2,016,515)
      Foreign currency, forward contracts and foreign
      currency related transactions                               832,387
                                                              -----------

         Net realized loss                                     (1,645,898)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (5,788,430)
      Open futures contracts                                      (22,827)
      Open swap contracts                                       5,930,152
      Foreign currency, forward contracts and foreign
      currency related transactions                            (1,122,079)
                                                              -----------

         Net unrealized loss                                   (1,003,184)
                                                              -----------

      Net realized and unrealized loss                         (2,649,082)
                                                              -----------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $37,917,523
                                                              ===========

              See accompanying notes to the financial statements.              9

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   40,566,605    $   61,578,437
   Net realized loss                                          (1,645,898)       (6,560,708)
   Change in net unrealized appreciation (depreciation)       (1,003,184)       14,057,958
                                                          --------------    --------------
   Net increase in net assets from operations                 37,917,523        69,075,687
                                                          --------------    --------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (16,245,390)      (49,090,270)
                                                          --------------    --------------
      Total distributions from net investment income         (16,245,390)      (49,090,270)
                                                          --------------    --------------
   Net share transactions: (Note 5)
      Class III                                               35,804,689     1,162,086,965
                                                          --------------    --------------
   Increase in net assets resulting from net share
    transactions                                              35,804,689     1,162,086,965
                                                          --------------    --------------
      Total increase in net assets                            57,476,822     1,182,072,382
NET ASSETS:
   Beginning of period                                     1,520,173,349       338,100,967
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $39,852,398 and
    $15,531,183, respectively)                            $1,577,650,171    $1,520,173,349
                                                          ==============    ==============

10            See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                        YEAR ENDED FEBRUARY
                                                    SIX MONTHS ENDED          28/29,
                                                    AUGUST 31, 2001   -----------------------
                                                      (UNAUDITED)       2001(D)       2000*
                                                    ----------------  ------------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    26.14      $    25.29   $  25.00
                                                       ----------      ----------   --------

Income from investment operations:
   Net investment income                                     0.71++          1.83++     0.26
   Net realized and unrealized gain (loss)                  (0.04)           0.07       0.03
                                                       ----------      ----------   --------

      Total from investment operations                       0.67            1.90       0.29
                                                       ----------      ----------   --------

Less distributions to shareholders:
   From net investment income                               (0.30)          (1.05)        --
                                                       ----------      ----------   --------

      Total distributions                                   (0.30)          (1.05)        --
                                                       ----------      ----------   --------
NET ASSET VALUE, END OF PERIOD                         $    26.51      $    26.14   $  25.29
                                                       ==========      ==========   ========
TOTAL RETURN(a)                                              2.56%+          7.61%      1.16%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                   $1,577,650      $1,520,173   $338,101
   Net operating expenses to average daily net
     assets                                                  0.00%**         0.00%      0.00%**
   Interest expense to average daily net assets              0.02%**         0.20%      0.40%**
   Total net expenses to average daily net assets            0.02%**(c)        0.20%(c)     0.40%**(c)
   Net investment income to average daily net
     assets                                                  5.38%**         7.05%      6.77%**
   Portfolio turnover rate                                      1%             39%         4%
   Fees and expenses voluntarily waived or borne
     by the Manager consisted of the following per
     share amounts:                                          --(b)     $     0.01       --(b)

(a) The total return would have been lower had certain expenses not been waived during the period shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 7.06% to 7.05%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
*    Period from December 31, 1999 (commencement of operations) to February 29,
     2000.
**   Annualized.
+    Not annualized.
++   Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             11

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Alpha LIBOR Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return by investing primarily in relatively high quality, low volatility fixed income instruments. The Fund's benchmark is the J.P. Morgan U.S. 3-month Cash Index.

      Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2001 the Fund held no open futures.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2001.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001 the Fund held no written option contracts outstanding.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. At
      August 31, 2001 the Fund held no open purchased option contracts.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps involve the payment of a specified rate based on the notional amount. One party receives payment from the other party upon a default of the underlying security during the swap period. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2001.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. At August 31, 2001, there were no open reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $100,031 collateralized by cash equivalents in the amount of $103,000, which was invested in short term instruments.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code of $2,822,676, expiring in 2009.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to March 1, 2000, the Fund did not amortize premiums, and certain discounts were amortized using the straight-line method. Dividend income is recorded on the ex-dividend date. Non cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASE AND REDEMPTIONS OF FUND SHARES
      Effective July 26, 2000, the Fund no longer charges a purchase premium. Prior to July 26, 2000, the premium on cash purchases of Fund shares was .05% of the amount invested. The premium was waived with respect to any portion of a purchase that was offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund was waived if the purchaser made an in-kind purchase of Fund shares. For the period from March 1, 2000 through July 26, 2000, the Fund received $63,173 in purchase premiums. There was no premium for redemptions or reinvested distributions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO does not charge the Fund any management or service fees. In addition, GMO has contractually agreed to reimburse all of the Fund's expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, fees and expenses of the independent trustees of the Trust, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) until June 30, 2002.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $10,304. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $160,231,124 and $136,959,658, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
         $1,568,552,080    $15,218,676       $(7,451,999)      $7,766,677

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 74.8% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                              Six Months Ended                 Year Ended
                                                              August 31, 2001              February 28, 2001
                                                        ----------------------------  ----------------------------
                                                           Shares         Amount         Shares         Amount
         Class III:                                     ------------  --------------  ------------  --------------
         Shares sold                                      14,261,352  $  375,559,000    62,587,380  $1,598,934,770
         Shares issued to shareholders
           in reinvestment of distributions                  619,108      16,245,390     1,908,486      49,090,270
         Shares repurchased                              (13,524,407)   (355,999,701)  (18,697,649)   (485,938,075)
                                                        ------------  --------------  ------------  --------------
         Net increase                                      1,356,053  $   35,804,689    45,798,217  $1,162,086,965
                                                        ============  ==============  ============  ==============

      During the year ended February 28, 2001, the Fund received securities with a market value of $355,414,876 in exchange for an equal value of the Fund's shares. Such amounts are included in the shares transactions above.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2001 is as follows:

      FORWARD CURRENCY CONTRACTS

         Settlement                                              Net Unrealized
            Date     Deliver   Units of Currency      Value       Depreciation
         ----------  --------  -----------------  -------------  --------------

           Sales
          10/09/01   GBP            20,000,000     $28,970,200     $ (458,400)
                                                                   ==========

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

      REVERSE REPURCHASE AGREEMENTS

      There were no open reverse repurchase agreements at August 31, 2001.

         Average balance outstanding                                   $19,383,805
         Average interest rate                                                5.52%
         Maximum balance outstanding                                   $27,475,600
         Average shares outstanding                                     57,860,293
         Average balance per share outstanding                         $       .34

      Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                            Net Unrealized
          Notional Amount   Expiration                                                       Appreciation
         Fund/Counterparty     Date                        Description                      (Depreciation)
         -----------------  ----------  --------------------------------------------------  --------------

         FORWARD SWAP SPREAD LOCK SWAPS
           30,000,000 USD     9/13/01   Agreement with Morgan Guaranty Trust Company dated   $ 1,034,459
                                        9/13/00 to pay (receive) the notional amount
                                        multiplied by the difference between the 10 year
                                        swap spread and a fixed spread times the duration
                                        of the 10 year swap rate.
          500,000,000 USD    10/17/01   Agreement with Bear Stearns Bank Plc dated             4,136,834
                                        10/13/00 to pay (receive) the notional amount
                                        multiplied by the difference between the 2 year
                                        swap spread and a fixed spread times the duration
                                        of the 2 year swap rate.
          500,000,000 USD    12/17/01   Agreement with Bear Stearns Bank Plc dated             3,976,268
                                        12/01/00 to pay (receive) the notional amount
                                        multiplied by the difference between the 2 year
                                        swap spread and a fixed spread times the duration
                                        of the 2 year swap rate.
          100,000,000 USD     1/18/02   Agreement with Goldman Sachs International dated         748,832
                                        1/16/01 to pay (receive) the notional amount
                                        multiplied by the difference between the 5 year
                                        swap spread and a fixed spread times the duration
                                        of the 5 year swap rate.
          250,000,000 USD     3/10/03   Agreement with Bear Stearns Bank Plc dated 3/06/01       932,272
                                        to pay (receive) the notional amount multiplied by
                                        the difference between the 2 year swap spread and
                                        a fixed spread times the duration of the 2 year
                                        swap rate.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                            Net Unrealized
          Notional Amount   Expiration                                                       Appreciation
         Fund/Counterparty     Date                        Description                      (Depreciation)
         -----------------  ----------  --------------------------------------------------  --------------

         INTEREST RATE SWAPS
          100,000,000 USD     1/18/06   Agreement with Goldman Sachs International dated     $(3,269,416)
                                        1/16/01 to pay the notional amount multiplied by
                                        5.82% and to receive the notional amount
                                        multiplied by the 3 month LIBOR adjusted for a
                                        specified spread.
           40,000,000 USD     1/24/11   Agreement with Goldman Sachs International dated      (1,392,199)
                                        1/19/01 to pay the notional amount multiplied by
                                        6.0675% and to receive the notional amount
                                        multiplied by the 3 month LIBOR adjusted by a
                                        specified spread.

         TOTAL RETURN SWAPS
           25,000,000 USD     2/01/02   Agreement with UBS AG dated 1/22/01 to pay              (247,883)
                                        (receive) the notional amount multiplied by the
                                        return on the Lehman Brothers Baa Total Return
                                        Index and to receive the notional amount
                                        multiplied by the 1 month LIBOR adjusted by a
                                        specified spread.+
                                                                                             -----------
                                                                                             $ 5,919,167
                                                                                             ===========

         +    This swap agreement is fair valued (Note 1).

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                COMMON STOCKS -- 97.3%
                AUTO & TRANSPORTATION -- 6.0%
       326,500  AMR Corp*                                                    10,444,735
       587,600  Burlington Northern Santa Fe Railroad Co                     15,929,836
       310,200  Carnival Corp                                                 9,703,056
       297,700  CSX Corp                                                     10,520,718
       303,300  Delphi Automotive Systems                                     4,546,467
       186,500  Delta Air Lines Inc                                           7,198,900
        61,600  Eaton Corp                                                    4,430,888
     1,433,484  Ford Motor Co                                                28,483,327
       716,516  General Motors Corp                                          39,229,251
       162,300  Genuine Parts Co                                              4,992,348
       162,000  Goodyear Tire & Rubber Co                                     3,969,000
       378,000  Norfolk Southern Corp                                         7,038,360
       220,800  TRW Inc                                                       7,772,160
        80,400  Union Pacific Corp                                            4,282,908
                                                                         --------------
                                                                            158,541,954
                                                                         --------------
                BANKING AND FINANCIAL SERVICES -- 4.8%
     1,121,700  Fannie Mae                                                   85,484,757
       625,400  Freddie Mac                                                  39,325,152
                                                                         --------------
                                                                            124,809,909
                                                                         --------------
                CONSUMER DISCRETIONARY -- 8.4%
       270,800  Abercrombie & Fitch Co*                                       8,216,072
       326,600  Allied Waste Industries Inc*                                  5,921,258
       154,600  Autozone Inc*                                                 7,142,520
       278,800  Bed, Bath & Beyond Inc*                                       8,043,380
       171,400  Charter Communications Inc*                                   3,462,280
       116,300  Electronic Arts Inc*                                          6,711,673
       266,500  Federated Department Stores Inc*                              9,676,615
       206,600  Fox Entertainment Group Inc, Class A*                         5,065,832
        89,900  Hilton Hotels Corp                                            1,142,629
       286,700  Home Depot Inc                                               13,173,865
       149,900  International Game Technology*                                8,022,648
       178,600  Jones Apparel Group Inc*                                      5,697,340
        18,100  Kimberly-Clark Corp                                           1,123,105
       171,100  Leggett & Platt Inc                                           4,024,272
       531,000  Mattel Co                                                     9,552,690
       335,500  May Department Stores Co                                     11,289,575

              See accompanying notes to the financial statements.              1

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY -- CONTINUED
        37,000  McDonald's Corp                                               1,111,110
       109,600  Newell Rubbermaid Inc                                         2,509,840
       126,800  Nike Inc, Class B                                             6,340,000
       166,600  Penney (JC) Co Inc                                            3,998,400
       257,700  Robert Half International Inc*                                6,414,153
       463,500  Sears Roebuck & Co                                           19,814,625
       266,500  Target Corp                                                   9,234,225
       436,200  The Gap Inc                                                   8,571,330
       425,600  TJX Cos Inc                                                  14,938,560
       239,400  Toys R Us Inc*                                                5,728,842
       177,600  Tricon Global Restaurants Inc*                                7,569,312
       108,800  VF Corp                                                       3,761,216
       145,800  Wal Mart Stores Inc                                           7,005,690
       525,700  Waste Management Inc                                         16,259,901
                                                                         --------------
                                                                            221,522,958
                                                                         --------------
                CONSUMER STAPLES -- 7.2%
       496,652  Albertsons Inc                                               17,377,853
       140,100  Campbell Soup Co                                              3,949,419
       137,400  Coca Cola Co                                                  6,687,258
       392,500  ConAgra Foods Inc                                             9,007,875
       311,600  Eastman Kodak Co                                             13,919,172
        25,000  General Mills Co                                              1,108,500
        71,400  Heinz (HJ) Co                                                 3,225,852
       152,800  Kellogg Co                                                    4,888,072
       126,400  Kroger Co*                                                    3,364,768
        68,700  Pepsi Bottling Group Inc                                      3,033,105
     1,394,200  Philip Morris Cos Inc                                        66,085,080
       223,600  Procter and Gamble Co                                        16,579,940
       125,100  RJ Reynolds Tobacco Holdings                                  7,224,525
       115,100  Safeway Inc*                                                  5,192,161
       381,000  Sara Lee Corp                                                 8,382,000
       196,000  Unilever NV                                                  11,973,640
       190,800  UST Inc                                                       6,296,400
        62,500  Winn-Dixie Stores Inc                                         1,403,125
                                                                         --------------
                                                                            189,698,745
                                                                         --------------
                FINANCIAL SERVICES -- 20.8%
        85,700  Affiliated Computer Services Inc*                             7,007,689

2             See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                FINANCIAL SERVICES -- CONTINUED
       851,000  Allstate Corp                                                28,874,430
        51,150  AMBAC Inc                                                     3,028,080
        65,832  American International Group Inc                              5,148,086
     1,184,909  Bank of America Corp                                         72,871,903
       507,600  Bank One Corp                                                17,608,644
       125,900  BB&T Corp                                                     4,630,602
       160,879  Bear Stearns Cos Inc                                          8,396,275
       176,700  Charter One Financial Inc                                     5,159,640
        51,800  Cigna Corp                                                    4,662,000
        90,500  CNA Financial Corp*                                           2,513,185
       170,800  Comerica Inc                                                 10,205,300
       228,600  Concord EFS Inc*                                             11,994,642
       405,300  Conseco Inc*                                                  3,720,654
       142,200  Countrywide Credit Industries Inc                             5,901,300
       139,700  Dime Bancorp Inc                                              5,392,420
       138,500  Equifax Inc                                                   3,605,155
       214,400  First Tennessee National Corp                                 6,905,824
       883,200  First Union Corp                                             30,399,744
       513,788  FleetBoston Financial Corp                                   18,922,812
       270,400  Franklin Resources Inc                                       11,094,512
        66,100  Golden State Bancorp                                          1,984,322
       115,000  H&R Block Inc                                                 4,474,650
        60,700  Hartford Financial Services Group Inc                         3,933,360
       208,200  Household International Inc                                  12,304,620
       433,140  J.P. Morgan Chase & Co                                       17,065,716
       171,000  John Hancock Financial Services                               6,831,450
       411,000  Key Corp                                                     10,316,100
        40,900  Lehman Brothers Holdings Inc                                  2,685,085
        68,300  Lincoln National Corp                                         3,405,438
       352,600  Loews Corp                                                   17,213,932
        65,100  M & T Bank Corp                                               4,729,515
       210,250  MBIA Inc                                                     11,355,603
       138,400  Metlife Inc                                                   4,221,200
       236,700  MGIC Investment Corp                                         16,545,330
        43,100  Morgan Stanley Dean Witter & Co                               2,299,385
       590,700  National City Corp                                           18,234,909
       279,500  North Fork Bancorp                                            8,329,100
       139,400  PNC Bank Corp                                                 9,282,646
        84,300  Progressive Corp                                             10,897,461
       370,400  Providian Financial Corp                                     14,467,824

              See accompanying notes to the financial statements.              3

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                FINANCIAL SERVICES -- CONTINUED
       210,500  Regions Financial Corp                                        6,188,700
       116,600  SEI Investments Co                                            4,785,264
       351,800  Southtrust Corp                                               8,569,848
        99,800  Suntrust Banks Inc                                            6,816,340
        81,700  Synovus Financial Corp                                        2,516,360
        82,500  Torchmark Corp                                                3,484,800
        81,400  Union Planters Corp                                           3,622,300
       156,500  UnionBanCal Corp                                              5,806,150
       355,700  Unumprovident Corp                                            9,966,714
       139,500  USA Education Inc                                            11,049,795
        86,900  Wachovia Corp                                                 6,052,585
       749,900  Washington Mutual Inc                                        28,076,256
                                                                         --------------
                                                                            545,555,655
                                                                         --------------
                HEALTH CARE -- 12.5%
       537,800  Abbott Laboratories                                          26,728,660
       389,000  Aetna Inc*                                                   11,631,100
       877,500  Boston Scientific Corp*                                      16,760,250
     1,300,500  Bristol Myers Squibb Co                                      73,010,070
       187,400  Cardinal Health Inc                                          13,668,956
        60,700  Express Scripts Inc, Class A*                                 3,248,664
       136,700  Genzyme Corp - General Division*                              7,742,688
       655,600  Healthsouth Corp*                                            11,853,248
       489,600  IMS Health Inc                                               13,033,152
       315,876  Johnson & Johnson                                            16,649,824
       270,800  Lincare Holdings Inc*                                         7,693,428
       262,200  McKesson HBOC Inc                                            10,291,350
       764,000  Merck & Co Inc                                               49,736,400
       401,000  Pfizer Inc                                                   15,362,310
     1,233,900  Schering Plough Corp                                         47,048,607
        64,100  Tenet Healthcare Corp*                                        3,552,422
                                                                         --------------
                                                                            328,011,129
                                                                         --------------
                INTEGRATED OILS -- 3.4%
        62,100  Chevron Corp                                                  5,635,575
       508,300  Conoco Inc                                                   15,071,095
       494,600  Conoco Inc, Class B                                          14,650,052
       494,910  Exxon Mobil Corp                                             19,870,637
       210,500  Occidental Petroleum Corp                                     5,792,960

4             See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                INTEGRATED OILS -- CONTINUED
       267,900  Royal Dutch Petroleum Co                                     15,171,177
        38,400  Texaco Inc                                                    2,674,560
       324,600  USX - Marathon Group                                         10,228,146
                                                                         --------------
                                                                             89,094,202
                                                                         --------------
                MATERIALS & PROCESSING -- 3.5%
        49,000  Air Products and Chemicals                                    2,077,600
       315,400  Alcoa Inc                                                    12,023,048
       165,015  Archer Daniels Midland Co                                     2,216,149
       276,857  Dow Chemical Co                                               9,706,606
       304,400  Du Pont (E.I.) De Nemours                                    12,471,268
        85,100  Fluor Corp                                                    3,857,583
       376,200  Lowes Co Inc                                                 13,994,640
       176,200  Masco Corp                                                    4,549,484
       276,300  PPG Industries Inc                                           14,953,356
       233,100  Praxair Inc                                                  10,972,017
       232,700  Sherwin Williams Co                                           5,270,655
                                                                         --------------
                                                                             92,092,406
                                                                         --------------
                OTHER -- 2.4%
       151,300  Fortune Brands Inc                                            5,787,225
       272,100  General Electric Co                                          11,150,658
       551,700  Honeywell International Inc                                  20,556,342
       116,000  Illinois Tool Works Inc                                       7,251,160
       105,800  Johnson Controls                                              7,749,850
        54,700  Minnesota Mining and Manufacturing Co                         5,694,270
       104,300  Textron Inc                                                   5,464,277
                                                                         --------------
                                                                             63,653,782
                                                                         --------------
                OTHER ENERGY -- 0.6%
        45,800  Baker Hughes Inc                                              1,508,652
        60,500  Burlington Resources Inc                                      2,299,000
        94,267  El Paso Corp                                                  4,580,434
        48,700  Kinder Morgan Energy Partners                                 3,562,892
        94,000  Progress Energy Inc                                           3,918,860
                                                                         --------------
                                                                             15,869,838
                                                                         --------------

              See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                PRODUCER DURABLES -- 3.1%
       147,900  Boeing Co                                                     7,572,480
       310,200  Caterpillar Inc                                              15,510,000
       133,500  Deere and Co                                                  5,763,195
       106,600  Emerson Electric Co                                           5,713,760
       196,600  Ingersoll Rand Co                                             7,976,062
       140,700  Lockheed Martin Corp                                          5,608,302
       157,000  Northrop Grumman Corp                                        12,874,000
        88,500  Parker-Hannifin Corp                                          3,894,000
        59,300  Pitney Bowes Inc                                              2,578,957
        88,700  United Technologies Corp                                      6,067,080
       928,800  Xerox Corp                                                    8,544,960
                                                                         --------------
                                                                             82,102,796
                                                                         --------------
                TECHNOLOGY -- 12.5%
       523,500  Altera Corp*                                                 14,867,400
        27,480  Ascential Software Corp*                                        129,706
       916,500  BMC Software Inc*                                            14,664,000
       139,300  Ceridian Corp*                                                2,709,385
       272,300  Compaq Computer Corp                                          3,362,905
       807,100  Computer Associates International Inc                        25,060,455
       681,500  Dell Computer Corp*                                          14,570,470
       250,500  Electronic Data Systems Corp                                 14,774,490
       895,200  Gateway Inc*                                                  8,029,944
        60,600  Hewlett Packard Co                                            1,406,526
        92,800  IBM Corp                                                      9,280,000
     2,106,700  Intel Corp                                                   58,903,332
       523,700  Interwoven Inc*                                               4,268,155
        48,200  Linear Technology Corp                                        1,980,056
     1,331,200  Microsoft Corp*                                              75,944,960
     1,612,700  Oracle Corp*                                                 19,691,067
       334,700  Peoplesoft Inc*                                              11,540,456
       239,800  Qualcomm Inc*                                                14,112,230
       451,500  Raytheon Co                                                  11,869,935
       118,900  Rockwell International Corp                                   1,908,345
       233,100  Sabre Group Holding Inc*                                      9,832,158
       160,300  Synopsys Inc*                                                 7,396,242
       187,700  Tellabs Inc*                                                  2,500,164
                                                                         --------------
                                                                            328,802,381
                                                                         --------------

              See accompanying notes to the financial statements.
6

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                UTILITIES -- 12.1%
        78,900  Allegheny Energy Inc                                          3,477,912
        85,000  Ameren Corp                                                   3,506,250
       126,400  American Electric Power Inc                                   5,785,328
     2,726,982  AT & T Corp                                                  51,921,737
       366,900  Bellsouth Corp                                               13,685,370
       122,100  Cinergy Corp                                                  3,931,620
        72,700  CMS Energy Corp                                               1,705,542
       154,700  Consolidated Edison Inc                                       6,327,230
        45,500  Constellation Energy Group Inc                                1,365,910
        48,200  Dominion Resources Inc                                        3,034,190
       109,200  DTE Energy Co                                                 4,727,268
       251,100  Duke Power Co                                                 9,870,741
       386,600  Edison International                                          5,261,626
       149,000  Entergy Corp                                                  5,739,480
       107,600  Exelon Corp                                                   5,874,960
       147,500  Firstenergy Corp                                              4,851,275
        79,100  FPL Group Inc                                                 4,299,085
       153,400  General Public Utilities Inc                                  5,856,812
        65,800  NiSource Inc                                                  1,658,818
       442,300  PG & E Corp                                                   7,253,720
       115,900  PPL Corp                                                      5,024,265
       115,500  Public Service Enterprise Group Inc                           5,347,650
       164,300  Reliant Energy Inc                                            4,938,858
     1,155,766  SBC Communications Inc                                       47,282,387
       146,200  Sempra Energy                                                 3,960,558
       231,400  Southern Co                                                   5,361,538
       243,000  TXU Corp                                                     11,537,640
     1,484,790  Verizon Communications                                       74,239,500
       773,227  WorldCom Inc*                                                 9,943,699
                                                                         --------------
                                                                            317,770,969
                                                                         --------------

                TOTAL COMMON STOCKS (COST $2,601,028,444)                 2,557,526,724
                                                                         --------------
                RIGHTS AND WARRANTS -- 0.0%
                BANKING AND FINANCIAL SERVICES -- 0.0%
        19,910  CNA Financial Corp Rights, Expires 9/14/01*                      55,350
                                                                         --------------

                TOTAL RIGHTS AND WARRANTS (COST $89,966)                         55,350
                                                                         --------------

              See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)   DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS -- 7.4%
                CASH EQUIVALENTS -- 3.9%
$   11,465,466  Fleet National Bank Note, 3.77%, due 10/31/01(a)             11,465,466
    10,034,931  Merrimac Money Market Fund, 3.76%(a)                         10,034,931
$   81,000,000  Prudential Securities Group, Inc. Master Note, 3.96%,
                  due 9/06/01(a)                                             81,000,000
                                                                         --------------
                                                                            102,500,397
                                                                         --------------
                U.S. GOVERNMENT -- 0.2%
$    3,950,000  U.S. Treasury Bill, 3.53%, due 12/06/01(b)                    3,916,532
                                                                         --------------
                REPURCHASE AGREEMENT -- 3.3%
$   87,910,398  Salomon Smith Barney Inc. Repurchase Agreement, dated
                8/31/01, due 9/03/01, with a maturity value of
                $87,931,277, and an effective yield of 2.85%,
                collateralized by a U.S. Treasury Obligation with a
                rate of 8.50%, maturity date of 2/15/20, and a market
                value, including accrued interest of $89,681,247.            87,910,398
                                                                         --------------

                TOTAL SHORT-TERM INVESTMENTS (COST $194,324,209)            194,327,327
                                                                         --------------
                TOTAL INVESTMENTS -- 104.7%
                (Cost $2,795,442,619)                                     2,751,909,401

                Other Assets and Liabilities (net) -- (4.7%)               (124,031,599)
                                                                         --------------
                TOTAL NET ASSETS -- 100.0%                               $2,627,877,802
                                                                         ==============

                NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a)  Represents investments of security lending collateral (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

8             See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $98,561,508 (cost $2,795,442,619) (Note 1)                $2,751,909,401
   Receivable for investments sold                                75,783,998
   Receivable for Fund shares sold                                    25,525
   Dividends and interest receivable                               4,957,668
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                  185,600
   Receivable for expenses waived or borne by Manager (Note
    2)                                                                51,274
                                                              --------------
      Total assets                                             2,832,913,466
                                                              --------------

LIABILITIES:
   Payable for investments purchased                             101,302,485
   Payable upon return of securities loaned (Note 1)             102,500,397
   Payable for Fund shares repurchased                                   103
   Payable to affiliate for (Note 2):
      Management fee                                                 781,444
      Shareholder service fee                                        308,474
   Accrued expenses                                                  142,761
                                                              --------------
      Total liabilities                                          205,035,664
                                                              --------------
NET ASSETS                                                    $2,627,877,802
                                                              ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $2,859,150,582
   Accumulated undistributed net investment income                 6,889,564
   Distributions in excess of net realized gains                (194,161,714)
   Net unrealized depreciation                                   (44,000,630)
                                                              --------------
                                                              $2,627,877,802
                                                              ==============
NET ASSETS ATTRIBUTABLE TO:
   Class II shares                                            $  135,883,711
                                                              ==============
   Class III shares                                           $1,290,502,899
                                                              ==============
   Class IV shares                                            $  779,634,583
                                                              ==============
   Class V shares                                             $  421,856,609
                                                              ==============
SHARES OUTSTANDING:
   Class II                                                       10,329,529
                                                              ==============
   Class III                                                      97,977,039
                                                              ==============
   Class IV                                                       59,254,063
                                                              ==============
   Class V                                                        32,082,873
                                                              ==============
NET ASSET VALUE PER SHARE:
   Class II                                                   $        13.15
                                                              ==============
   Class III                                                  $        13.17
                                                              ==============
   Class IV                                                   $        13.16
                                                              ==============
   Class V                                                    $        13.15
                                                              ==============

              See accompanying notes to the financial statements.              9

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $52,186)            $  23,523,149
   Interest (including securities lending income of
    $107,353)                                                     2,233,920
                                                              -------------
      Total income                                               25,757,069
                                                              -------------
EXPENSES:
   Management fee (Note 2)                                        4,767,198
   Custodian and transfer agent fees                                212,244
   Legal fees                                                        63,480
   Audit fees                                                        24,104
   Trustees fees (Note 2)                                            19,044
   Registration fees                                                  2,576
   Miscellaneous                                                     21,988
   Fees waived or borne by Manager (Note 2)                        (337,236)
                                                              -------------
                                                                  4,773,398
   Shareholder service fee (Note 2) - Class II                      151,879
   Shareholder service fee (Note 2) - Class III                   1,103,727
   Shareholder service fee (Note 2) - Class IV                      595,840
   Shareholder service fee (Note 2) - Class V                        61,442
                                                              -------------
      Net expenses                                                6,686,286
                                                              -------------
         Net investment income                                   19,070,783
                                                              -------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on:
      Investments                                              (154,244,590)
      Closed futures contracts                                  (13,140,804)
                                                              -------------

         Net realized loss                                     (167,385,394)
                                                              -------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                12,700,005
      Open futures contracts                                      2,558,163
                                                              -------------

         Net unrealized gain                                     15,258,168
                                                              -------------

      Net realized and unrealized loss                         (152,127,226)
                                                              -------------

  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $(133,056,443)
                                                              =============

10            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   19,070,783    $   40,864,047
   Net realized gain (loss)                                 (167,385,394)      239,166,246
   Change in net unrealized appreciation (depreciation)       15,258,168      (244,699,666)
                                                          --------------    --------------
   Net increase (decrease) in net assets from
    operations                                              (133,056,443)       35,330,627
                                                          --------------    --------------
Distributions to shareholders from:
   Net investment income
      Class II                                                (1,045,756)       (1,096,376)
      Class III                                              (11,333,927)      (18,733,174)
      Class IV                                                (8,036,308)      (17,028,260)
      Class V                                                 (2,137,330)               --
                                                          --------------    --------------
      Total distributions from net investment income         (22,553,321)      (36,857,810)
                                                          --------------    --------------
   Net realized gains
      Class II                                                  (109,971)      (17,224,146)
      Class III                                               (1,128,842)     (261,486,453)
      Class IV                                                  (648,375)     (223,029,029)
      Class V                                                   (350,905)               --
                                                          --------------    --------------
      Total distributions from net realized gains             (2,238,093)     (501,739,628)
                                                          --------------    --------------
   In excess of net realized gains
      Class II                                                        --          (350,782)
      Class III                                                       --        (5,325,364)
      Class IV                                                        --        (4,542,150)
                                                          --------------    --------------
      Total distributions in excess of net realized
       gains                                                          --       (10,218,296)
                                                          --------------    --------------
                                                             (24,791,414)     (548,815,734)
                                                          --------------    --------------
   Net share transactions: (Note 5)
      Class II                                                28,366,002        37,852,227
      Class III                                             (162,116,641)      173,526,616
      Class IV                                              (464,037,610)      174,290,242
      Class V                                                449,094,551                --
                                                          --------------    --------------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (148,693,698)      385,669,085
                                                          --------------    --------------
      Total decrease in net assets                          (306,541,555)     (127,816,022)
NET ASSETS:
   Beginning of period                                     2,934,419,357     3,062,235,379
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $6,889,564 and
    $10,372,102, respectively)                            $2,627,877,802    $2,934,419,357
                                                          ==============    ==============

              See accompanying notes to the financial statements.             11

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                AUGUST 31, 2001      ------------------------------------------------------
                                  (UNAUDITED)            2001          2000          1999        1998(1)
                                ----------------     ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                         $       13.94       $      16.62  $      18.57  $      19.98  $      17.65
                                 -------------       ------------  ------------  ------------  ------------

Income from investment
  operations:
    Net investment income                 0.09+              0.20+         0.23+         0.25+         0.04+
    Net realized and
      unrealized gain (loss)             (0.77)              0.03**         2.29         2.55          2.29
                                 -------------       ------------  ------------  ------------  ------------

       Total from investment
         operations                      (0.68)              0.23          2.52          2.80          2.33
                                 -------------       ------------  ------------  ------------  ------------

Less distributions to
  shareholders:
    From net investment income           (0.10)             (0.18)        (0.24)        (0.29)           --
    From net realized gains              (0.01)             (2.68)        (4.23)        (3.92)           --
    In excess of net realized
      gains                                 --              (0.05)           --            --            --
                                 -------------       ------------  ------------  ------------  ------------

       Total distributions               (0.11)             (2.91)        (4.47)        (4.21)         0.00
                                 -------------       ------------  ------------  ------------  ------------
NET ASSET VALUE, END OF PERIOD   $       13.15       $      13.94  $      16.62  $      18.57  $      19.98
                                 =============       ============  ============  ============  ============
TOTAL RETURN(A)                          (4.86)%++           0.75%        13.61%        14.99%        13.20%++

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)                    $     135,884       $    114,454  $     95,041  $     41,684  $     16,958
    Net expenses to average
      daily net assets                    0.55%*             0.55%         0.55%         0.55%         0.55%*
    Net investment income to
      average daily net assets            1.23%*             1.21%         1.21%         1.29%         1.53%*
    Portfolio turnover rate                 38%                81%           90%           71%           60%
    Fees and expenses
      voluntarily waived or
      borne by the Manager
      consisted of the
      following per share
      amounts:                            --(b)              --(b)         --(b) $       0.04  $       0.01

                                 YEAR ENDED FEBRUARY 28/29,
                                ----------------------------
                                  1997(2)         1997(3)
                                -----------     ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                        $     20.10     $      20.12
                                -----------     ------------
Income from investment
  operations:
    Net investment income              0.24+            0.25
    Net realized and
      unrealized gain (loss)           3.99             2.92
                                -----------     ------------
       Total from investment
         operations                    4.23             3.17
                                -----------     ------------
Less distributions to
  shareholders:
    From net investment income        (0.22)           (0.30)
    From net realized gains           (3.90)           (2.89)
    In excess of net realized
      gains                              --               --
                                -----------     ------------
       Total distributions            (4.12)           (3.19)
                                -----------     ------------
NET ASSET VALUE, END OF PERIOD  $     20.21     $      20.10
                                ===========     ============
TOTAL RETURN(A)                       23.00%++         17.46%++
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)                   $     2,037     $     64,763
    Net expenses to average
      daily net assets                 0.55%*           0.55%*
    Net investment income to
      average daily net assets         1.66%*           1.63%*
    Portfolio turnover rate              60%             107%
    Fees and expenses
      voluntarily waived or
      borne by the Manager
      consisted of the
      following per share
      amounts:                  $      0.03     $       0.03

(1)  Period from January 9, 1998 to February 28, 1998.
(2)  Period from March 1, 1997 to November 17, 1997.
(3)  Period from June 7, 1996 (commencement of operations) to February 28, 1997.
(a) The total returns would have been lower had certain expenses not waived during the periods shown. Through April 17, 2000, calculation excludes purchase premiums.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Annualized.
** The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
+    Computed using average shares outstanding throughtout the period.
++   Not Annualized.

12            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   --------------------------------------------------------------------
                                            (UNAUDITED)         2001          2000          1999          1998          1997
                                          ----------------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    13.95      $    16.63    $    18.59    $    19.99    $    20.12    $    19.46
                                             ----------      ----------    ----------    ----------    ----------    ----------

Income from investment operations:
   Net investment income                           0.09+           0.20+         0.24+         0.26+         0.35          0.36
   Net realized and unrealized gain
     (loss)                                       (0.75)           0.04**        2.28          2.55          5.89          3.58
                                             ----------      ----------    ----------    ----------    ----------    ----------

      Total from investment operations            (0.66)           0.24          2.52          2.81          6.24          3.94
                                             ----------      ----------    ----------    ----------    ----------    ----------

Less distributions to shareholders:
   From net investment income                     (0.11)          (0.19)        (0.25)        (0.29)        (0.32)        (0.39)
   From net realized gains                        (0.01)          (2.68)        (4.23)        (3.92)        (6.05)        (2.89)
   In excess of net realized gains                   --           (0.05)           --            --            --            --
                                             ----------      ----------    ----------    ----------    ----------    ----------

      Total distributions                         (0.12)          (2.92)        (4.48)        (4.21)        (6.37)        (3.28)
                                             ----------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD               $    13.17      $    13.95    $    16.63    $    18.59    $    19.99    $    20.12
                                             ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN(A)                                   (4.76)%++        0.83%        13.66%        15.02%        36.69%        22.05%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)         $1,290,503      $1,532,124    $1,623,734    $1,780,011    $2,317,103    $3,051,344
   Net expenses to average daily net
     assets                                        0.48%*          0.48%         0.48%         0.48%         0.48%         0.48%
   Net investment income to average
     daily net assets                              1.30%*          1.27%         1.27%         1.36%         1.67%         1.78%
   Portfolio turnover rate                           38%             81%           90%           71%           60%          107%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:           --(b)           --(b)         --(b)   $     0.04    $     0.05    $     0.04

(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through April 17, 2000, calculation excludes purchase premiums.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Annualized.
** The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
+    Computed using average shares outstanding throughout the period.
++   Not Annualized.

              See accompanying notes to the financial statements.             13

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                 YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   --------------------------------------------------------
                                            (UNAUDITED)         2001           2000           1999         1998(1)
                                          ----------------  -------------  -------------  -------------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  13.94       $    16.62     $    18.58     $    19.99    $    17.65
                                              --------       ----------     ----------     ----------    ----------

Income from investment operations:
   Net investment income                          0.09+            0.21+          0.25+          0.27+         0.04+
   Net realized and unrealized gain              (0.75)            0.04**         2.28           2.55          2.30
                                              --------       ----------     ----------     ----------    ----------

      Total from investment operations           (0.66)            0.25           2.53           2.82          2.34
                                              --------       ----------     ----------     ----------    ----------

Less distributions to shareholders:
   From net investment income                    (0.11)           (0.20)         (0.26)         (0.31)           --
   From net realized gains                       (0.01)           (2.68)         (4.23)         (3.92)           --
   In excess of net realized gains                  --            (0.05)            --             --            --
                                              --------       ----------     ----------     ----------    ----------

      Total distributions                        (0.12)           (2.93)         (4.49)         (4.23)           --
                                              --------       ----------     ----------     ----------    ----------
NET ASSET VALUE, END OF PERIOD                $  13.16       $    13.94     $    16.62     $    18.58    $    19.99
                                              ========       ==========     ==========     ==========    ==========
TOTAL RETURN(A)                                  (4.75)++          0.92%         13.74%         15.07%        13.26%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $779,635       $1,287,842     $1,343,460     $1,543,655    $1,370,535
   Net expenses to average daily net
     assets                                       0.44%*           0.44%          0.44%          0.44%         0.44%*
   Net investment income to average
     daily net assets                             1.32%*           1.31%          1.32%          1.41%         1.67%*
   Portfolio turnover rate                          38%              81%            90%            71%           60%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:            --(b)    $       --(b)  $       --(b)  $     0.04    $     0.01

(1)  Period from January 9, 1998 (commencement of operations) to February 28,
     1998.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Annualized.
** The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/ loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

14            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS V SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   PERIOD FROM
                                                                   JULY 2, 2001
                                                                  (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                 AUGUST 31, 2001
                                                                   (UNAUDITED)
                                                              ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  14.00
                                                                     --------

Income from investment operations:
   Net investment income                                                 0.04
   Net realized and unrealized loss                                     (0.81)
                                                                     --------

      Total from investment operations                                  (0.77)
                                                                     --------

Less distributions to shareholders:
   From net investment income                                           (0.07)
   From net realized gains                                              (0.01)
                                                                     --------

      Total distributions                                               (0.08)
                                                                     --------
NET ASSET VALUE, END OF PERIOD                                       $  13.15
                                                                     ========
TOTAL RETURN(A)                                                         (5.53)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $421,857
   Net expenses to average daily net assets                              0.42%*
   Net investment income to average daily net assets                     1.57%*
   Portfolio turnover rate                                                 38%
   Fees and expenses voluntarily waived or borne by the
     Manager consisted of the following per share amounts:               --(b)

(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Annualized.
++   Not Annualized.

              See accompanying notes to the financial statements.             15

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO U.S. Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 index.

      Prior to July 2, 2001, the Fund offered three classes of shares: Class II, Class III, and Class IV. Effective July 2, 2001, the Fund began to offer a fourth class of shares: Class V. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2001.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $98,561,508, collateralized by cash in the amount of $102,500,397, which was invested in short-term instruments.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2001 the Fund held no open swap agreements.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective April 7, 2000, the Fund no longer charges a premium on cash purchases of Fund shares. Prior to April 7, 2000, the premium on cash purchases of Fund shares was .14% of the amount invested. All purchase premiums were paid to and recorded by the Fund as paid-in capital. This fee was allocated relative to each class' net assets on the share transaction date. For the period from March 1, 2000 through April 7,2000, the Fund received $34,551 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, .105% for Class IV shares, and .085% for Class V shares.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, interest expense, and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $19,044. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $1,027,295,925 and $1,112,965,807, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
         $2,795,442,619    $206,198,726     $ (249,731,944)   $(43,533,218)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2001, 16.1% of the outstanding shares of the Fund were held by one shareholder.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                              Six Months Ended                 Year Ended
                                                              August 31, 2001              February 28, 2001
                                                        ----------------------------  ----------------------------
                                                           Shares         Amount         Shares         Amount
         Class II:                                      ------------  --------------  ------------  --------------
         Shares sold                                       2,437,958  $   32,775,661     2,367,274  $   36,668,811
         Shares issued to shareholders
           in reinvestment of distributions                   52,980         712,093     1,196,845      18,041,737
         Shares repurchased                                 (372,328)     (5,121,752)   (1,073,343)    (16,858,321)
                                                        ------------  --------------  ------------  --------------
         Net increase                                      2,118,610  $   28,366,002     2,490,776  $   37,852,227
                                                        ============  ==============  ============  ==============

                                                              Six Months Ended                 Year Ended
                                                              August 31, 2001              February 28, 2001
                                                        ----------------------------  ----------------------------
                                                           Shares         Amount         Shares         Amount
         Class III:                                     ------------  --------------  ------------  --------------
         Shares sold                                       2,468,550  $   33,369,181     6,981,755  $  119,445,347
         Shares issued to shareholders
           in reinvestment of distributions                  676,119       9,090,581    18,301,871     277,419,199
         Shares repurchased                              (14,961,072)   (204,576,403)  (13,115,531)   (223,337,930)
                                                        ------------  --------------  ------------  --------------
         Net increase (decrease)                         (11,816,403) $ (162,116,641)   12,168,095  $  173,526,616
                                                        ============  ==============  ============  ==============

                                                              Six Months Ended                 Year Ended
                                                              August 31, 2001              February 28, 2001
                                                        ----------------------------  ----------------------------
                                                           Shares         Amount         Shares         Amount
         Class IV:                                      ------------  --------------  ------------  --------------
         Shares sold                                         116,462  $    1,562,926       877,609  $   15,607,135
         Shares issued to shareholders
           in reinvestment of distributions                  649,899       8,684,683    16,132,896     244,599,439
         Shares repurchased                              (33,911,999)   (474,285,219)   (5,440,135)    (85,916,332)
                                                        ------------  --------------  ------------  --------------
         Net increase (decrease)                         (33,145,638) $ (464,037,610)   11,570,370  $  174,290,242
                                                        ============  ==============  ============  ==============

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    Period from July 2, 2001
                                                                  (commencement of operations)
                                                                    through August 31, 2001
                                                                  ----------------------------
                                                                     Shares         Amount
         Class V:                                                 ------------  --------------
         Shares sold                                                31,900,451  $  446,606,316
         Shares issued to shareholders
           in reinvestment of distributions                            182,422       2,488,235
         Shares repurchased                                                 --              --
                                                                  ------------  --------------
         Net increase                                               32,082,873  $  449,094,551
                                                                  ============  ==============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2001 is as follows:

      FUTURES CONTRACTS

         Number of                                                                       Contract     Net Unrealized
         Contracts                      Type                        Expiration Date        Value       Depreciation
         ---------  ---------------------------------------------  ------------------  -------------  --------------
            Buys
             128    S&P 500                                          September 2001     $36,323,200     $ (467,412)
                                                                                                        ==========

      At August 31, 2001 the Fund had sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               DEBT OBLIGATIONS -- 54.9%
               CORPORATE DEBT -- 3.1%
    5,000,000  Bank Austria AG, 144A, 7.25%, due 02/15/17                  5,373,500
                                                                        ------------
               FOREIGN GOVERNMENT OBLIGATIONS -- 3.4%
   24,000,000  Bulgaria Discount Strips, 0.00%, due 07/28/24(a)            5,888,642
                                                                        ------------
               U.S. GOVERNMENT -- 0.7%
    1,193,841  U.S. Treasury Inflation Indexed Note, 3.88%, due
                 01/15/09(b)                                               1,240,475
                                                                        ------------
               U.S. GOVERNMENT AGENCY -- 47.7%
   10,000,000  Agency for International Development Floater (Support
                 of India), Variable Rate, 3 mo. LIBOR + .10%, 3.78%,
                 due 02/01/27                                              9,850,000
    6,750,000  Agency for International Development Floater (Support
                 of Jamaica), Variable Rate, 6 mo. LIBOR + .30%,
                 3.64%, due 12/01/14                                       6,766,875
    5,659,801  Agency for International Development Floater (Support
                 of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill
                 + .75%, 4.14%, due 03/30/19                               5,645,652
   20,000,000  Agency for International Development Floater (Support
                 of Morocco), Variable Rate, 6 mo. LIBOR - .015%,
                 3.51%, due 02/01/25                                      19,550,000
   24,375,000  Agency for International Development Floater (Support
                 of Portugal), Variable Rate, 6 mo. LIBOR, 4.73%, due
                 01/01/21                                                 24,375,000
    7,645,000  Agency for International Development Floater (Support
                 of Sri Lanka), Variable Rate, 6 mo. LIBOR + .20%,
                 3.73%, due 06/15/12                                       7,625,887
    7,700,002  Agency for International Development Floater (Support
                 of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill
                 x 115%, 4.24%, due 01/01/12                               7,565,252
                                                                        ------------
                                                                          81,378,666
                                                                        ------------

               TOTAL DEBT OBLIGATIONS (COST $92,351,237)                  93,881,283
                                                                        ------------
               MUTUAL FUND -- 38.8%
    2,502,043  GMO Alpha LIBOR Fund                                       66,329,165
                                                                        ------------

               TOTAL MUTUAL FUND (COST $65,090,840)                       66,329,165
                                                                        ------------

              See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PREFERRED STOCKS -- 4.4%
               BANKING AND FINANCIAL SERVICES -- 4.4%
       10,000  Home Ownership Funding 2 Preferred 144A, 13.338%            7,464,701
                                                                        ------------

               TOTAL PREFERRED STOCKS (COST $8,127,186)                    7,464,701
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 0.5%
               REPURCHASE AGREEMENT -- 0.5%
$     854,984  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/01, due 9/03/01, with a maturity value of $855,176
               and an effective yield of 2.70%, collateralized by a
               U.S. Treasury Bill with a rate of 0.00%, maturity date
               of 1/24/02 and market value of $880,000.                      854,984
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $854,984)                  854,984
                                                                        ------------
               TOTAL INVESTMENTS -- 98.6%
               (Cost $166,424,247)                                       168,530,133

               Other Assets and Liabilities (net) -- 1.4%                  2,387,934
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $170,918,067
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2001, which are subject to change based on the terms of the security.

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

2             See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $166,424,247) (Note 1)         $168,530,133
   Cash at interest on deposit at brokers (Note 1)                     445
   Interest receivable                                             804,809
   Receivable for open swap contracts (Notes 1 and 6)            1,687,915
   Receivable for expenses waived or borne by Manager (Note
    2)                                                               6,355
                                                              ------------
      Total assets                                             171,029,657
                                                              ------------

LIABILITIES:
   Payable for Fund shares repurchased                              11,428
   Payable to affiliate for (Note 2):
      Management fee                                                14,375
      Shareholder service fee                                       21,562
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 41,874
   Accrued expenses                                                 22,351
                                                              ------------
      Total liabilities                                            111,590
                                                              ------------
NET ASSETS                                                    $170,918,067
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $163,766,644
   Accumulated undistributed net investment income               1,338,359
   Accumulated net realized gain                                 1,968,578
   Net unrealized appreciation                                   3,844,486
                                                              ------------
                                                              $170,918,067
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $170,918,067
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    16,899,606
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      10.11
                                                              ============

              See accompanying notes to the financial statements.              3

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $2,422,783
   Dividends from investment company shares                      947,618
                                                              ----------
         Total income                                          3,370,401
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        84,788
   Audit fees                                                     18,584
   Custodian and transfer agent fees                              12,604
   Legal fees                                                      3,496
   Trustees fees (Note 2)                                          1,104
   Registration fees                                                 368
   Miscellaneous                                                   1,564
   Fees waived or borne by Manager (Note 2)                      (37,348)
                                                              ----------
                                                                  85,160

   Shareholder service fee (Note 2) - Class III                  127,181
                                                              ----------
      Net expenses                                               212,341
                                                              ----------
         Net investment income                                 3,158,060
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                261,264
      Closed futures contracts                                 1,544,995
      Closed swap contracts                                    1,422,066
                                                              ----------

         Net realized gain                                     3,228,325
                                                              ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              1,665,493
      Open futures contracts                                      61,213
      Open swap contracts                                       (910,519)
                                                              ----------

         Net unrealized gain                                     816,187
                                                              ----------

      Net realized and unrealized gain                         4,044,512
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $7,202,572
                                                              ==========

4             See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  3,158,060      $ 10,311,933
   Net realized gain                                          3,228,325         6,292,006
   Change in net unrealized appreciation (depreciation)         816,187         5,617,129
                                                           ------------      ------------
   Net increase in net assets from operations                 7,202,572        22,221,068
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (3,218,057)       (9,784,645)
                                                           ------------      ------------
      Total distributions from net investment income         (3,218,057)       (9,784,645)
                                                           ------------      ------------
   Net realized gains
      Class III                                              (1,649,750)               --
                                                           ------------      ------------
      Total distributions from net realized gains            (1,649,750)               --
                                                           ------------      ------------
                                                             (4,867,807)       (9,784,645)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                              (1,950,658)       (6,359,694)
                                                           ------------      ------------
   Decrease in net assets resulting from net share
    transactions                                             (1,950,658)       (6,359,694)
                                                           ------------      ------------
      Total increase in net assets                              384,107         6,076,729
NET ASSETS:
   Beginning of period                                      170,533,960       164,457,231
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $1,338,359 and $1,398,356,
    respectively)                                          $170,918,067      $170,533,960
                                                           ============      ============

              See accompanying notes to the financial statements.              5

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                              SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2001       ----------------------------------------------------
                                                 (UNAUDITED)             2001(E)             2000              1999
                                          -------------------------  ----------------  ----------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   9.98               $   9.23          $   9.65          $  10.26
                                                  --------               --------          --------          --------

Income from investment operations:
   Net investment income(f)                           0.19                   0.61+             0.60              0.68
   Net realized and unrealized gain
     (loss)                                           0.23                   0.72             (0.42)            (0.15)
                                                  --------               --------          --------          --------

      Total from investment operations                0.42                   1.33              0.18              0.53
                                                  --------               --------          --------          --------

Less distributions to shareholders:
   From net investment income                        (0.19)                 (0.58)            (0.58)            (0.68)
   From net realized gains                           (0.10)                    --             (0.02)            (0.21)
   In excess of net realized gains                      --                     --                --(c)          (0.25)
                                                  --------               --------          --------          --------

      Total distributions                            (0.29)                 (0.58)            (0.60)            (1.14)
                                                  --------               --------          --------          --------
NET ASSET VALUE, END OF PERIOD                    $  10.11               $   9.98          $   9.23          $   9.65
                                                  ========               ========          ========          ========
TOTAL RETURN(A)                                       4.32%**               14.91%             2.03%             5.03%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $170,918               $170,534          $164,457          $175,071
   Net operating expenses to average
     daily net assets                                 0.25%*                 0.25%             0.25%             0.25%
   Interest expense to average daily net
     assets                                             --*                  0.07%             0.19%             0.02%
   Total net expenses to average daily
     net assets                                       0.25%*                 0.32%(d)          0.44%(d)          0.27%(d)
   Net investment income to average
     daily net assets(f)                              3.72%*                 6.41%             5.85%             6.21%
   Portfolio turnover rate                               7%                    65%               20%               17%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:                --(b)                  --(b)             --(b)       $   0.02

                                              YEAR ENDED FEBRUARY 28/29,
                                          ----------------------------------
                                                1998              1997
                                          ----------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.18          $  10.40
                                              --------          --------
Income from investment operations:
   Net investment income(f)                       0.67              0.58
   Net realized and unrealized gain
     (loss)                                       0.38             (0.09)
                                              --------          --------
      Total from investment operations            1.05              0.49
                                              --------          --------
Less distributions to shareholders:
   From net investment income                    (0.70)            (0.60)
   From net realized gains                       (0.27)            (0.08)
   In excess of net realized gains                  --             (0.03)
                                              --------          --------
      Total distributions                        (0.97)            (0.71)
                                              --------          --------
NET ASSET VALUE, END OF PERIOD                $  10.26          $  10.18
                                              ========          ========
TOTAL RETURN(A)                                  10.71%             4.93%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $431,410          $570,862
   Net operating expenses to average
     daily net assets                             0.25%             0.25%
   Interest expense to average daily net
     assets                                         --                --
   Total net expenses to average daily
     net assets                                   0.25%             0.25%
   Net investment income to average
     daily net assets(f)                          6.14%             6.15%
   Portfolio turnover rate                          59%               25%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $   0.02          $   0.02

(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(c) The per share distributions in excess of net realized gains was less than $0.01.
(d) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets from 6.40% to 6.41%. Per share data and ratios/suppplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
(f) Net investment income is affected by timing of the declaration of dividends by other GMO Funds in which the Fund invests.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not Annualized.

6             See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in U.S. investment grade securities. The Fund's benchmark is the Lehman Brothers Government Bond Index.

      At August 31, 2001, 38.8% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of other GMO Funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2001.

      OPTIONS
      The Fund may write call and put options on futures or securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future or security transaction to determine the realized gain or loss. If a written put option is

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying future or security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001, the Fund had no written option contracts outstanding.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future or security transaction to determine the realized gain or loss. The risk associated with the purchasing put and call options is limited to the premium paid. At August 31, 2001, the Fund had no purchased option contracts outstanding.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, there were no securities on loan.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, forward swap spread lock and total return swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2001.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gain.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using daily, effective yield method. Prior to March 1, 2000, the Fund did not amortize premiums, and certain discounts were amortized using the straight-line method. Dividend income is recorded on the ex-dividend date. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, interest expense and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $1,104. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2001, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                           Purchases        Sales
                                                          -----------    -----------
         U.S. Government securities                       $   674,920    $ 1,746,383
         Investments (non-U.S. Government securities)      11,284,513     10,400,000

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                          Gross Unrealized   Gross Unrealized   Net Unrealized
         Aggregate Cost     Appreciation       Depreciation      Appreciation
         --------------   ----------------   ----------------   --------------
          $166,424,247       $3,235,138        $(1,129,252)       $2,105,886

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 59.8% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    Six Months Ended                Year Ended
                                                     August 31, 2001            February 28, 2001
                                                 -----------------------    --------------------------
                                                  Shares       Amount         Shares         Amount
         Class III:                              --------    -----------    ----------    ------------
         Shares sold                              110,273    $ 1,098,607     3,435,528    $ 32,732,173
         Shares issued to shareholders
           in reinvestment of distributions       433,933      4,262,314       836,875       7,913,093
         Shares repurchased                      (735,073)    (7,311,579)   (5,007,648)    (47,004,960)
                                                 --------    -----------    ----------    ------------
         Net decrease                            (190,867)   $(1,950,658)     (735,245)   $ (6,359,694)
                                                 ========    ===========    ==========    ============

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2001 is as follows:

      FUTURES CONTRACTS

               Number of                                                     Contract     Net Unrealized
               Contracts                  Type            Expiration Date      Value       Appreciation
         ---------------------   ----------------------   ---------------   -----------   --------------

                 Buys
                  106            U.S. Long Bond           December 2001     $11,163,125      $26,719
                                 U.S. Treasury Note 10
                   86            Yr.                      December 2001       9,159,000       21,537
                                 U.S. Treasury Note 5
                  246            Yr.                      December 2001      26,060,625        2,429
                                                                                             -------
                                                                                             $50,685
                                                                                             =======

      At August 31, 2001, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

               Notional           Expiration                                                    Net Unrealized
                Amount               Date                       Description                      Appreciation
         ---------------------    ----------    --------------------------------------------    --------------

         INTEREST RATE SWAPS
              $ 9,000,000           3/27/10     Agreement with UBS AG dated 3/23/00 to            $1,052,089
                                                receive the notional amount multiplied by
                                                7.23% and to pay the notional amount
                                                multiplied by the 3 month LIBOR.

         TOTAL RETURN SWAPS
               25,000,000          11/13/01     Agreement with Morgan Guaranty Trust Company         167,827
                                                dated 11/13/00 to receive (pay) the notional
                                                amount multiplied by the return on the
                                                Lehman Brothers Aggregate Index and to pay
                                                the notional amount multiplied by the 3
                                                month LIBOR adjusted by a specified spread.+
               50,000,000            7/1/03     Agreement with Lehman Brothers Special               467,999
                                                Financing Inc. dated 6/29/01 to receive
                                                (pay) the notional amount multiplied by the
                                                return on the Lehman Brothers US Government
                                                Index and to pay the notional amount
                                                multiplied by the 1 month LIBOR adjusted by
                                                a specified spread.+
                                                                                                  ----------
                                                                                                  $1,687,915
                                                                                                  ==========

         +                       This swap agreement is fair valued (Note 1).

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
    1,595,300  GMO Core Plus Bond Fund                                     16,718,747
      455,889  GMO Currency Hedged International Equity Fund                4,148,589
    2,449,451  GMO Domestic Bond Fund                                      24,763,948
      215,923  GMO Emerging Country Debt Fund                               1,973,539
      523,699  GMO Emerging Markets Fund                                    4,556,183
      554,753  GMO Evolving Countries Fund                                  4,543,431
      644,641  GMO Inflation Indexed Bond Fund                              7,110,389
      388,521  GMO International Bond Fund                                  3,687,061
      430,850  GMO International Intrinsic Value Fund                       8,401,580
      323,041  GMO International Small Companies Fund                       3,721,432
      885,108  GMO REIT Fund                                                9,833,550
      728,514  GMO Small Cap Value Fund                                    10,629,015
    1,140,728  GMO U.S. Core Fund                                          15,023,384
      232,071  GMO Value Fund                                               2,151,300
                                                                        -------------
               TOTAL MUTUAL FUNDS (COST $120,044,300)                     117,262,148
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENT -- 0.0%
$       7,612  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/01, due 9/03/01, with a maturity value of $7,614,
               and an effective yield of 2.70%, collateralized by a
               U.S. Treasury Bill with a rate of 0.0%, maturity date
               of 1/24/02, and a market value of $10,000.                       7,612
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $7,612)                       7,612
                                                                        -------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $120,051,912)                                        117,269,760

               Other Assets and Liabilities (net) -- (0.0%)                    (9,978)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 117,259,782
                                                                        =============

              See accompanying notes to the financial statements.              1

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $120,051,912) (Note 1)         $117,269,760
   Receivable for expenses waived or borne by Manager
    (Note 2)                                                         3,441
                                                              ------------
      Total assets                                             117,273,201
                                                              ------------

LIABILITIES:
   Accrued expenses                                                 13,419
                                                              ------------
      Total liabilities                                             13,419
                                                              ------------
NET ASSETS                                                    $117,259,782
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $122,032,125
   Accumulated undistributed net investment income               1,698,463
   Accumulated net realized loss                                (3,688,654)
   Net unrealized depreciation                                  (2,782,152)
                                                              ------------
                                                              $117,259,782
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $117,259,782
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    10,624,746
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      11.04
                                                              ============

2             See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $1,698,148
   Interest                                                          563
                                                              ----------
      Total income                                             1,698,711
                                                              ----------
EXPENSES:
   Custodian and transfer agent fees                               8,372
   Audit fees                                                      8,004
   Legal fees                                                      2,392
   Trustees fees (Note 2)                                            736
   Registration fees                                                 552
   Miscellaneous                                                   1,108
   Fees waived or borne by Manager (Note 2)                      (20,916)
                                                              ----------
      Net expenses                                                   248
                                                              ----------
            Net investment income                              1,698,463
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               (470,591)
      Realized gain distributions from investment company
      shares                                                     375,437
                                                              ----------

         Net realized loss                                       (95,154)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                  995,304
                                                              ----------

      Net realized and unrealized gain                           900,150
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $2,598,613
                                                              ==========

              See accompanying notes to the financial statements.              3

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,698,463      $  5,031,758
   Net realized gain (loss)                                     (95,154)        2,887,189
   Change in net unrealized appreciation (depreciation)         995,304         4,019,066
                                                           ------------      ------------
   Net increase in net assets from operations                 2,598,613        11,938,013
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                      --        (6,414,119)
                                                           ------------      ------------
      Total distributions from net investment income                 --        (6,414,119)
                                                           ------------      ------------
   In excess of net investment income
      Class III                                                      --        (2,409,057)
                                                           ------------      ------------
      Total distributions in excess of net investment
       income                                                        --        (2,409,057)
                                                           ------------      ------------
   Net realized gains
      Class III                                                      --        (2,435,692)
                                                           ------------      ------------
      Total distributions from net realized gains                    --        (2,435,692)
                                                           ------------      ------------
   In excess of net realized gains
      Class III                                                      --           (17,183)
                                                           ------------      ------------
      Total distributions in excess of net realized
       gains                                                         --           (17,183)
                                                           ------------      ------------
                                                                     --       (11,276,051)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                               1,956,674        (7,032,056)
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                        1,956,674        (7,032,056)
                                                           ------------      ------------
      Total increase (decrease) in net assets                 4,555,287        (6,370,094)
NET ASSETS:
   Beginning of period                                      112,704,495       119,074,589
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $1,698,463 and $0,
    respectively)                                          $117,259,782      $112,704,495
                                                           ============      ============

4             See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   ------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999        1998*
                                          ----------------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.80       $  10.78     $  10.51     $  11.87    $  11.56
                                              --------       --------     --------     --------    --------

Income from investment operations:
   Net investment income(b)                       0.16           0.47         0.44         0.31        0.17+
   Net realized and unrealized gain
     (loss)                                       0.08           0.60         0.91        (0.54)       1.30
                                              --------       --------     --------     --------    --------

      Total from investment operations            0.24           1.07         1.35        (0.23)       1.47
                                              --------       --------     --------     --------    --------

Less distributions to shareholders:
   From net investment income                       --          (0.60)       (0.43)       (0.28)      (0.33)
   In excess of net investment income               --          (0.22)          --        (0.29)         --(c)
   From net realized gains                          --          (0.23)       (0.65)       (0.56)      (0.83)
   In excess of net realized gains                  --             --(f)        --(f)        --          --
                                              --------       --------     --------     --------    --------

      Total distributions                           --          (1.05)       (1.08)       (1.13)      (1.16)
                                              --------       --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                $  11.04       $  10.80     $  10.78     $  10.51    $  11.87
                                              ========       ========     ========     ========    ========
TOTAL RETURN(A)                                   2.22%++       10.12%       12.77%       (2.27)%     13.31%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $117,260       $112,704     $119,075     $127,600    $115,280
   Net expenses to average daily net
     assets(d)                                    0.00%**        0.00%        0.00%        0.00%       0.00%**
   Net investment income to average
     daily net assets(b)                          2.93%**        4.13%        4.18%        2.50%       1.91%**
   Portfolio turnover rate                           5%            26%          26%          10%         18%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:          --(e)          --(e)        --(e)    $   0.01    $   0.01

(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 13, 2000, calculation excludes purchase premiums and redemption fees.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c)  The per share distribution in excess of net investment income was $0.001.
(d) Net expenses excludes expenses incurred indirectly through investment in underlying funds. See Note 1.
(e) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(f) The per share distribution in excess of net realized gains was less than $0.01.
+    Computed using averge shares outstanding throughout the period.
++   Not annualized.
*    Period from June 2, 1997 (commencement of operations) to February 28, 1998.
**   Annualized.

              See accompanying notes to the financial statements.              5

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global Balanced Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO Global Balanced Index through investment to varying extents in other funds of the Trust. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective October 13, 2000, the Fund no longer charges a premium on cash purchases of Fund shares, and will no longer charge a redemption fee in connection with a sale of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .35% of the amount invested. In the case of cash redemptions, the fee was .11% of the amount redeemed. All purchase premiums and redemption fees were paid to and recorded by the Fund as paid-in capital. For the period from March 1, 2000 through October 13, 2000, the Fund received $5,502 in purchase premiums and $12,474 in redemption fees. There was no premium for reinvested distributions or in-kind transactions.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

      GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2002 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, and extraordinary expenses).

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $736. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001 aggregated $9,860,585 and $5,809,000, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           Gross Unrealized    Gross Unrealized    Net Unrealized
         Aggregate Cost      Appreciation        Depreciation       Depreciation
         --------------    ----------------    ----------------    --------------
          $120,051,912        $4,689,607         $(7,471,759)       $(2,782,152)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 47.2% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    Six Months Ended                Year Ended
                                                     August 31, 2001            February 28, 2001
                                                 -----------------------    --------------------------
                                                  Shares       Amount         Shares         Amount
         Class III:                              --------    -----------    ----------    ------------
         Shares sold                              357,751    $ 3,799,207       792,332    $  8,549,935
         Shares issued to shareholders
           in reinvestment of distributions            --             --       965,204      10,352,211
         Shares repurchased                      (172,422)    (1,842,533)   (2,369,072)    (25,934,202)
                                                 --------    -----------    ----------    ------------
         Net increase (decrease)                  185,329    $ 1,956,674      (611,536)   $ (7,032,056)
                                                 ========    ===========    ==========    ============

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
      186,534  GMO Emerging Country Debt Fund                              1,704,919
      983,917  GMO Emerging Markets Fund                                   8,560,075
    1,054,601  GMO Evolving Countries Fund                                 8,637,183
      147,800  GMO Inflation Indexed Bond Fund                             1,630,235
      442,220  GMO International Bond Fund                                 4,196,667
    2,469,882  GMO International Intrinsic Value Fund                     48,162,695
      462,404  GMO International Small Companies Fund                      5,326,893
                                                                        ------------
               TOTAL MUTUAL FUNDS (COST $79,751,842)                      78,218,667
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENT -- 0.0%
$       8,840  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/01, due 9/03/01, with a maturity value of $8,842,
               and an effective yield of 2.70%, collateralized by a
               U.S. Treasury Bill with a rate of 0.00%, maturity date
               of 1/24/02 and market value of $10,000.                         8,840
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $8,840)                      8,840
                                                                        ------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $79,760,682)                                         78,227,507

               Other Assets and Liabilities (net) -- (0.0%)                   (8,863)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 78,218,644
                                                                        ============

              See accompanying notes to the financial statements.              1

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $79,760,682) (Note 1)          $78,227,507
   Receivable for Fund shares sold                              1,141,049
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              2,728
                                                              -----------
      Total assets                                             79,371,284
                                                              -----------

LIABILITIES:
   Payable for investments purchased                            1,091,000
   Payable for Fund shares repurchased                             50,000
   Accrued expenses                                                11,640
                                                              -----------
      Total liabilities                                         1,152,640
                                                              -----------
  NET ASSETS                                                  $78,218,644
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $82,740,343
   Accumulated undistributed net investment income                703,482
   Accumulated net realized loss                               (3,692,006)
   Net unrealized depreciation                                 (1,533,175)
                                                              -----------
                                                              $78,218,644
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $78,218,644
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    8,505,332
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.20
                                                              ===========

2             See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $   927,594
   Interest                                                           185
                                                              -----------
      Total income                                                927,779
                                                              -----------
EXPENSES:
   Audit fees                                                       8,004
   Custodian and transfer agent fees                                5,428
   Legal fees                                                       1,472
   Registration fees                                                  552
   Trustees fees (Note 2)                                             460
   Miscellaneous                                                      830
   Fees waived or borne by Manager (Note 2)                       (16,622)
                                                              -----------
      Net expenses                                                    124
                                                              -----------
         Net investment income                                    927,655
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                (261,470)
      Realized gain distributions from investment company
      shares                                                          191
                                                              -----------

         Net realized loss                                       (261,279)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                (2,473,249)
                                                              -----------

      Net realized and unrealized loss                         (2,734,528)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(1,806,873)
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   927,655        $ 1,237,844
   Net realized gain (loss)                                   (261,279)         4,187,476
   Change in net unrealized appreciation (depreciation)     (2,473,249)        (4,965,791)
                                                           -----------        -----------
   Net increase (decrease) in net assets from
    operations                                              (1,806,873)           459,529
                                                           -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class III                                             (1,638,687)        (2,346,059)
                                                           -----------        -----------
      Total distributions from net investment income        (1,638,687)        (2,346,059)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                              8,688,984         (1,185,098)
                                                           -----------        -----------
   Increase (decrease) in net assets resulting from net
    share transactions                                       8,688,984         (1,185,098)
                                                           -----------        -----------
      Total increase (decrease) in net assets                5,243,424         (3,071,628)
NET ASSETS:
   Beginning of period                                      72,975,220         76,046,848
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $703,482 and $1,414,514,
    respectively)                                          $78,218,644        $72,975,220
                                                           ===========        ===========

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   -------------------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999         1998        1997*
                                          ----------------  -----------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.67         $  9.87      $  8.28      $ 10.18      $ 10.41     $ 10.00
                                              -------         -------      -------      -------      -------     -------

Income from investment operations:
   Net investment income(a)                     0.13+           0.16+        0.22+        0.19+        0.33+        0.10
   Net realized and unrealized gain
     (loss)                                     (0.36)          (0.06)        1.73        (1.01)        0.31        0.41
                                              -------         -------      -------      -------      -------     -------

      Total from investment operations          (0.23)           0.10         1.95        (0.82)        0.64        0.51
                                              -------         -------      -------      -------      -------     -------

Less distributions to shareholders:
   From net investment income                   (0.24)          (0.30)       (0.08)       (0.19)       (0.29)      (0.07)
   In excess of net investment income              --              --           --        (0.31)        --(b)         --
   From net realized gains                         --              --        (0.28)       (0.58)       (0.58)      (0.03)
                                              -------         -------      -------      -------      -------     -------

      Total distributions                       (0.24)          (0.30)       (0.36)       (1.08)       (0.87)      (0.10)
                                              -------         -------      -------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD                $  9.20         $  9.67      $  9.87      $  8.28      $ 10.18     $ 10.41
                                              =======         =======      =======      =======      =======     =======
TOTAL RETURN(C)                                 (2.35)%++        0.87%       23.58%       (8.77)%       6.73%       5.11%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $78,219         $72,975      $76,047      $90,161      $85,876     $30,459
   Net expenses to average daily net
     assets(d)                                   0.00%**         0.00%        0.00%        0.00%        0.00%       0.01%**
   Net investment income to average
     daily net assets(a)                         2.68%**         1.62%        2.24%        2.06%        3.13%       3.60%**
   Portfolio turnover rate                         12%             14%           8%          36%          16%          0%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:         --(e)           --(e)        --(e)     $  0.01      $  0.01     $  0.01

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b)  The per share distribution in excess of net investment income was $0.001.
(c) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 13, 2000, calculation excludes purchase premiums and redemption fees.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.
(e) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Period from October 11, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO EAFE Extended + Index through investment to varying extents in other Funds of the Trust. The Fund will pursue its objective by investing in Class III shares of international equity and fixed income funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Non cash dividends, if any, are recorded at fair market value of the securities received. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective October 13, 2000, the Fund no longer charges a premium on cash purchases of Fund shares and will no longer charge a redemption fee in connection with a sale of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .80% of the amount invested. In the case of cash redemptions, the fee was .11% of the amount redeemed. All purchase premiums and redemption fees were paid to and recorded by the Fund as paid-in capital. For the period from March 1, 2000 through October 13, 2000, the Fund received $24,007 in purchase premiums and $2,538 in redemption fees. There was no premium for reinvested distributions or in-kind transactions.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

      GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2002 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, extraordinary expenses, and fees and expenses of the independent trustees of the Trust).

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $460. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $15,343,786 and $8,460,000, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           Gross Unrealized    Gross Unrealized    Net Unrealized
         Aggregate Cost      Appreciation        Depreciation       Depreciation
         --------------    ----------------    ----------------    --------------
          $79,760,682         $2,521,142         $(4,054,317)       $(1,533,175)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 49.2% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      Six Months Ended              Year Ended
                                                      August 31, 2001            February 28, 2001
                                                  ------------------------    -----------------------
                                                   Shares        Amount        Shares       Amount
         Class III:                               ---------    -----------    --------    -----------
         Shares sold                              1,451,601    $13,423,069     410,487    $ 4,004,840
         Shares issued to shareholders
           in reinvestment of distributions         179,905      1,624,546     226,831      2,275,120
         Shares repurchased                        (674,258)    (6,358,631)   (792,889)    (7,465,058)
                                                  ---------    -----------    --------    -----------
         Net increase (decrease)                    957,248    $ 8,688,984    (155,571)   $(1,185,098)
                                                  =========    ===========    ========    ===========

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

       SHARES/
    PAR VALUE ($)          DESCRIPTION                                                           VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                           MUTUAL FUNDS -- 100.0%
               20,232      GMO Emerging Country Debt Fund                                                 184,923
               74,362      GMO Emerging Markets Fund                                                      646,951
               79,725      GMO Evolving Countries Fund                                                    652,951
               18,577      GMO Inflation Indexed Bond Fund                                                204,903
               58,624      GMO International Bond Fund                                                    556,346
              103,098      GMO International Intrinsic Value Fund                                       2,010,410
               43,912      GMO International Small Companies Fund                                         505,871
               54,706      GMO REIT Fund                                                                  607,788
               52,276      GMO Small Cap Value Fund                                                       762,701
               68,404      GMO U.S. Core Fund                                                             900,885
               24,044      GMO Value Fund                                                                 222,886
                                                                                           ----------------------
                           TOTAL MUTUAL FUNDS (COST $7,419,582)                                         7,256,615
                                                                                           ----------------------
                           SHORT-TERM INVESTMENTS -- 0.1%
                           REPURCHASE AGREEMENT -- 0.1%
$               8,209      Salomon Smith Barney Inc. Repurchase Agreement, dated
                           8/31/01, due 9/03/01, with a maturity value of $8,211 and
                           an effective yield of 2.70%, collateralized by a U.S.
                           Treasury Bill with a rate of 0.00%, maturity date of
                           1/24/02 and market value of $10,000.                                             8,209
                                                                                           ----------------------

                           TOTAL SHORT-TERM INVESTMENTS (COST $8,209)                                       8,209
                                                                                           ----------------------
                           TOTAL INVESTMENTS -- 100.1%
                           (Cost $7,427,791)                                                            7,264,824

                           Other Assets and Liabilities (net) -- (0.1%)                                    (6,997)
                                                                                           ----------------------
                           TOTAL NET ASSETS -- 100.0%                                      $            7,257,827
                                                                                           ======================

              See accompanying notes to the financial statements.              1

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $7,427,791) (Note 1)             $     7,264,824
   Receivable for expenses waived or borne by Manager (Note
    2)                                                                    1,953
                                                                ---------------
      Total assets                                                    7,266,777
                                                                ---------------

LIABILITIES:
   Accrued expenses                                                       8,950
                                                                ---------------
      Total liabilities                                                   8,950
                                                                ---------------
NET ASSETS                                                      $     7,257,827
                                                                ===============

NET ASSETS CONSIST OF:
   Paid-in capital                                              $    12,965,399
   Accumulated undistributed net investment income                       62,551
   Accumulated net realized loss                                     (5,607,156)
   Net unrealized depreciation                                         (162,967)
                                                                ---------------
                                                                $     7,257,827
                                                                ===============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                             $     7,257,827
                                                                ===============

SHARES OUTSTANDING:
   Class III                                                            847,108
                                                                ===============

NET ASSET VALUE PER SHARE:
   Class III                                                    $          8.57
                                                                ===============

2             See accompanying notes to the financial statements.

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                     $       95,829
   Interest                                                                202
                                                                --------------
      Total income                                                      96,031
                                                                --------------
EXPENSES:
   Audit fees                                                            8,280
   Custodian and transfer agent fees                                     1,472
   Registration fees                                                       460
   Legal fees                                                              184
   Trustees fees (Note 2)                                                   10
   Miscellaneous                                                           460
   Fees waived or borne by Manager (Note 2)                            (10,856)
                                                                --------------
      Net expenses                                                          10
                                                                --------------
         Net investment income                                          96,021
                                                                --------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                     (536,412)
      Realized gain distributions from investment company
      shares                                                            11,211
                                                                --------------

         Net realized loss                                            (525,201)
                                                                --------------

   Change in net unrealized appreciation (depreciation) on
    investments                                                        302,512
                                                                --------------

      Net realized and unrealized loss                                (222,689)
                                                                --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     (126,668)
                                                                ==============

              See accompanying notes to the financial statements.              3

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                AUGUST 31, 2001        YEAR ENDED
                                                                  (UNAUDITED)       FEBRUARY 28, 2001
                                                                ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                          $    96,021          $   252,884
   Net realized gain (loss)                                          (525,201)             896,179
   Change in net unrealized appreciation (depreciation)               302,512             (684,100)
                                                                  -----------          -----------
   Net increase (decrease) in net assets from operations             (126,668)             464,963
                                                                  -----------          -----------
Distributions to shareholders from:
   Net investment income
      Class III                                                      (463,488)            (432,872)
                                                                  -----------          -----------
      Total distributions from net investment income                 (463,488)            (432,872)
                                                                  -----------          -----------
   Net share transactions: (Note 5)
      Class III                                                    (3,172,615)             154,378
                                                                  -----------          -----------
   Increase (decrease) in net assets resulting from net
    share transactions                                             (3,172,615)             154,378
                                                                  -----------          -----------
      Total increase (decrease) in net assets                      (3,762,771)             186,469
NET ASSETS:
   Beginning of period                                             11,020,598           10,834,129
                                                                  -----------          -----------
   End of period (including accumulated undistributed net
    investment income of $62,551 and $430,018, respectively)      $ 7,257,827          $11,020,598
                                                                  ===========          ===========

4             See accompanying notes to the financial statements.

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                      SIX MONTHS ENDED                YEAR ENDED FEBRUARY 28/29,
                                      AUGUST 31, 2001    ----------------------------------------------------
                                        (UNAUDITED)        2001       2000       1999       1998      1997*
                                      ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 8.99        $  8.96    $  8.52    $ 10.39    $ 10.52    $ 10.07
                                           ------        -------    -------    -------    -------    -------

Income from investment operations:
   Net investment income(a)                  0.10           0.21       0.20+     0.18+       0.29+      0.11
   Net realized and unrealized gain
     (loss)                                 (0.14)          0.18       1.69      (0.82)      1.03       0.63
                                           ------        -------    -------    -------    -------    -------

      Total from investment
        operations                          (0.04)          0.39       1.89      (0.64)      1.32       0.74
                                           ------        -------    -------    -------    -------    -------

Less distributions to shareholders:
   From net investment income               (0.38)         (0.36)        --      (0.18)     (0.28)     (0.11)
   In excess of net investment
     income                                    --             --         --      (0.33)        --(b)      --
   From net realized gains                     --             --      (1.45)     (0.72)     (1.17)     (0.18)
                                           ------        -------    -------    -------    -------    -------

      Total distributions                   (0.38)         (0.36)     (1.45)     (1.23)     (1.45)     (0.29)
                                           ------        -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD             $ 8.57        $  8.99    $  8.96    $  8.52    $ 10.39    $ 10.52
                                           ======        =======    =======    =======    =======    =======
TOTAL RETURN(C)                             (0.32)%++       4.29%     22.45%     (6.67)%    13.56%      7.51%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)       $7,258        $11,021    $10,834    $29,582    $50,952    $36,746
   Net expenses to average daily net
     assets(d)                               0.00%**(e)     0.00%      0.00%      0.00%      0.00%      0.00%**
   Net investment income to average
     daily net assets(a)                     2.38%**        2.31%      2.24%      1.91%      2.65%      0.91%**
   Portfolio turnover rate                     15%            12%        12%        17%        49%        31%
   Fees and expenses voluntarily
     waived or borne by the Manager
     consisted of the following per
     share amounts:                        $ 0.01        $  0.02    $  0.02    $  0.01    $  0.01    $  0.03

(a)                     Recognition of net investment income is affected by the
                        timing of the declaration of dividends by the underlying
                        funds in which the fund invests.
(b)                     The per share distribution in excess of net investment
                        income was $0.0004
(c)                     The total returns would have been lower had certain expenses not been waived during the periods shown. Through October
                        13, 2000, calculation excludes purchase premiums and
                        redemption fees.
(d)                     Net expenses exclude expenses incurred indirectly through
                        investment in underlying funds. See Note 1.
(e)                     Net expenses to average daily net assets was less than
                        0.01%.
+                       Computed using average shares outstanding throughout the
                        period.
++                      Not annualized.
*                       Period from October 22, 1996 (Commencement of Operations) to
                        February 28, 1997.
**                      Annualized.

              See accompanying notes to the financial statements.              5

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO World Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO World Extended Plus Index through investment to varying extents in other Funds of the Trust. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $4,770,690 expiring in 2008.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective October 13, 2000, the Fund no longer charges a premium on cash purchases of Fund shares, and will no longer charge a redemption fee in connection with a sale of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .66% of the amount invested. In the case of cash redemptions, the fee was .15% of the amount redeemed. All purchase premiums and redemption fees were paid to and recorded by the Fund as paid-in-capital. For the period from March 1, 2000 through October 13, 2000, the Fund did not have any purchase or redemption premiums. There was no premium for reinvested distributions or in-kind transactions.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

GMO WORLD EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2002 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust and extraordinary expenses). The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $10. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $1,207,040 and $4,736,685, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           Gross Unrealized    Gross Unrealized    Net Unrealized
         Aggregate Cost      Appreciation        Depreciation       Depreciation
         --------------    ----------------    ----------------    --------------
           $7,427,791          $234,837           $(397,804)         $(162,967)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 99.9% of the outstanding shares of the Fund were held by one shareholder.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended             Year Ended
                                                           August 31, 2001         February 28, 2001
                                                       -----------------------    --------------------
                                                        Shares       Amount        Shares      Amount
         Class III:                                    --------    -----------    --------    --------
         Shares sold                                     89,965    $   762,000        566     $  4,833
         Shares issued to shareholders
           in reinvestment of distributions              19,847        164,332     16,452      149,545
         Shares repurchased                            (488,862)    (4,098,947)        --           --
                                                       --------    -----------     ------     --------
         Net increase (decrease)                       (379,050)   $(3,172,615)    17,018     $154,378
                                                       ========    ===========     ======     ========

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 97.4%
               AUTO & TRANSPORTATION -- 8.6%
       11,200  AMR Corp*                                                      358,288
        6,300  Autoliv Inc                                                    125,307
       19,700  Burlington Northern Santa Fe Railroad Co                       534,067
        5,900  Carnival Corp                                                  184,552
        4,800  Continental Airlines Inc, Class B*                             209,376
       16,000  CSX Corp                                                       565,440
       10,400  Dana Corp                                                      203,840
       17,400  Delphi Automotive Systems                                      260,826
        7,900  Delta Air Lines Inc                                            304,940
        2,000  Eaton Corp                                                     143,860
       62,854  Ford Motor Co                                                1,248,909
       29,882  General Motors Corp                                          1,636,039
        9,100  Genuine Parts Co                                               279,916
       16,700  Goodyear Tire & Rubber Co                                      409,150
        6,300  Navistar International Corp*                                   215,901
       16,700  Norfolk Southern Corp                                          310,954
        5,200  Northwest Airlines Corp*                                       109,616
        4,300  Paccar Inc                                                     237,790
        7,300  Tidewater Inc                                                  227,103
        6,400  TRW Inc                                                        225,280
        8,700  UAL Corp                                                       284,316
        7,100  Union Pacific Corp                                             378,217
                                                                        -------------
                                                                            8,453,687
                                                                        -------------
               BANKING AND FINANCIAL SERVICES -- 4.5%
       38,500  Fannie Mae                                                   2,934,085
        1,200  First Virginia Banks Inc                                        55,140
        3,100  Firstmerit Corp                                                 74,958
       21,500  Freddie Mac                                                  1,351,920
                                                                        -------------
                                                                            4,416,103
                                                                        -------------
               CONSUMER DISCRETIONARY -- 10.8%
        9,100  Allied Waste Industries Inc*                                   164,983
       21,600  Autonation Inc*                                                232,416
        5,800  Autozone Inc*                                                  267,960
        5,600  Bed, Bath & Beyond Inc*                                        161,560
        9,400  Big Lots Inc                                                    99,640
        2,000  Black and Decker Corp                                           78,660

              See accompanying notes to the financial statements.              1

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        6,100  Catalina Marketing Corp*                                       200,263
       40,500  Cendant Corp*                                                  772,335
        6,800  Charter Communications Inc*                                    137,360
        2,200  Fastenal Co                                                    144,650
       10,000  Federated Department Stores Inc*                               363,100
        8,500  Fox Entertainment Group Inc, Class A*                          208,420
        6,500  Galileo International Inc                                      202,150
        2,900  Gannett Co Inc                                                 178,814
        6,800  Hasbro Inc                                                     117,912
       18,300  Intimate Brands Inc                                            251,808
        6,800  Jones Apparel Group Inc*                                       216,920
       26,900  Kmart Corp*                                                    270,076
        8,900  Leggett & Platt Inc                                            209,328
       26,600  Liberty Media Corp*                                            404,320
        3,300  Liz Claiborne Inc                                              173,085
        5,700  Mandalay Resort Group*                                         141,816
       21,600  Mattel Co                                                      388,584
       17,300  May Department Stores Co                                       582,145
        4,600  Maytag Corp                                                    141,358
        3,800  Newell Rubbermaid Inc                                           87,020
        2,800  Nike Inc, Class B                                              140,000
       17,300  Office Depot Inc*                                              240,470
        7,400  Outback Steakhouse Inc*                                        216,450
       15,300  Penney (JC) Co Inc                                             367,200
        6,900  R.R. Donnelley and Sons                                        205,758
        8,800  Ross Stores Inc                                                257,840
       12,300  Saks Inc*                                                      128,535
       17,500  Sears Roebuck & Co                                             748,125
       11,000  Servicemaster Co                                               128,700
        2,400  Stanley Works                                                  100,535
        7,000  Target Corp                                                    242,550
        8,400  The Gap Inc                                                    165,060
        2,100  TJX Cos Inc                                                     73,710
        7,000  Toys R Us Inc*                                                 167,510
        2,200  Tricon Global Restaurants Inc*                                  93,764
        6,400  VF Corp                                                        221,248
       24,500  Waste Management Inc                                           757,785
        3,600  Wendy's International Inc                                      102,204
        1,800  Whirlpool Corp                                                 118,836
                                                                        -------------
                                                                           10,672,963
                                                                        -------------

              See accompanying notes to the financial statements.
2

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER STAPLES -- 7.1%
       14,889  Albertsons Inc                                                 520,966
        4,400  Campbell Soup Co                                               124,036
       19,500  ConAgra Foods Inc                                              447,525
       13,300  Eastman Kodak Co                                               594,111
        3,200  Heinz (HJ) Co                                                  144,576
        4,800  Hormel (Geo A) and Co                                          122,256
       10,300  IBP Inc                                                        257,500
        5,300  Kellogg Co                                                     169,547
        4,400  PepsiAmericas Inc                                               69,080
       52,600  Philip Morris Cos Inc                                        2,493,240
        5,200  Procter and Gamble Co                                          385,580
       16,400  Rite Aid Corp*                                                 130,216
        6,300  RJ Reynolds Tobacco Holdings                                   363,825
       13,300  Sara Lee Corp                                                  292,600
       10,700  Supervalu Inc                                                  224,486
       13,800  Tyson-Foods Inc, Class A                                       145,590
        6,800  UST Inc                                                        224,400
       13,400  Winn-Dixie Stores Inc                                          300,830
                                                                        -------------
                                                                            7,010,364
                                                                        -------------
               FINANCIAL SERVICES -- 25.3%
        2,300  Allmerica Financial Corp                                       122,521
       32,500  Allstate Corp                                                1,102,725
        1,750  AMBAC Inc                                                      103,600
        2,700  American Financial Group Inc                                    63,234
        2,142  American International Group Inc                               167,528
        1,300  American National Insurance Co                                 102,583
        4,500  Associated Banc Corp                                           152,595
       39,200  Bank of America Corp                                         2,410,800
       28,000  Bank One Corp                                                  971,320
        5,300  BB&T Corp                                                      194,934
        5,380  Bear Stearns Cos Inc                                           280,782
          100  Berkshire Hathaway Inc, Class B*                               231,200
        2,950  Charter One Financial Inc                                       86,140
        1,900  Cigna Corp                                                     171,000
        4,000  CNA Financial Corp*                                            111,080
        7,000  Comerica Inc                                                   418,250
        2,200  Commerce Bancshares Inc                                         88,858
        7,200  Compass Bankshares Inc                                         191,880
       27,500  Conseco Inc*                                                   252,450

              See accompanying notes to the financial statements.              3

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        6,600  Countrywide Credit Industries Inc                              273,900
        6,700  Deluxe Corp                                                    219,894
        7,500  Dime Bancorp Inc                                               289,500
        4,600  Dun & Bradstreet Corp*                                         153,456
        4,600  Edwards (AG) Inc                                               187,680
        8,600  First Tennessee National Corp                                  277,006
       35,000  First Union Corp                                             1,204,700
       14,184  FleetBoston Financial Corp                                     522,397
        9,100  Franklin Resources Inc                                         373,373
        2,200  GATX Corp                                                       86,372
        3,400  Golden State Bancorp                                           102,068
        7,300  Greenpoint Financial Corp                                      288,350
        1,800  H&R Block Inc                                                   70,038
        3,600  Hartford Financial Services Group Inc                          233,280
        3,600  Heller Financial Inc                                           191,736
        9,800  Hibernia Corp, Class A                                         169,442
        6,600  Household International Inc                                    390,060
        8,800  Huntington Bancshares Inc                                      159,984
        2,700  iStar Financial Inc, REIT                                       72,711
       23,680  J.P. Morgan Chase & Co                                         932,992
        3,900  John Hancock Financial Services                                155,805
       26,100  Key Corp                                                       655,110
        9,700  Knight Trading Group Inc*                                      100,880
          900  Lehman Brothers Holdings Inc                                    59,085
        3,700  Lincoln National Corp                                          184,482
       16,200  Loews Corp                                                     790,884
        2,400  M & T Bank Corp                                                174,360
        5,800  MBIA Inc                                                       313,258
        5,200  Metlife Inc                                                    158,600
        5,900  MGIC Investment Corp                                           412,410
        3,200  Morgan Stanley Dean Witter & Co                                170,720
       29,200  National City Corp                                             901,404
        2,600  National Commerce Financial Corp                                65,936
        5,800  Nationwide Financial Service, Class A                          261,580
        1,200  Neuberger Berman Inc                                            52,464
        9,300  North Fork Bancorp                                             277,140
        5,500  Old Republic International Corp                                147,675
        7,200  Pacific Century Financial Corp                                 188,064
        3,050  PMI Group Inc                                                  198,860
        6,300  PNC Bank Corp                                                  419,517

4             See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        2,300  Popular Inc                                                     74,175
        1,900  Progressive Corp                                               245,613
        8,800  Providian Financial Corp                                       343,728
        4,400  Radian Group Inc                                               176,484
       11,200  Regions Financial Corp                                         329,280
        1,800  Reinsurance Group of America Inc                                66,420
        6,900  Safeco Corp                                                    207,552
        2,700  Saint Paul Cos Inc                                             113,481
       15,600  Southtrust Corp                                                380,016
       28,200  Sovereign Bancorp Inc                                          312,456
        4,200  Suntrust Banks Inc                                             286,860
        1,600  Synovus Financial Corp                                          49,280
        4,500  T. Rowe Price Group Inc                                        168,255
        2,300  TCF Financial Corp                                             104,420
        7,000  Torchmark Corp                                                 295,680
        2,900  Union Planters Corp                                            129,050
        6,500  UnionBanCal Corp                                               241,150
       13,400  Unumprovident Corp                                             375,468
        3,100  USA Education Inc                                              245,551
        4,300  Wachovia Corp                                                  299,495
       33,300  Washington Mutual Inc                                        1,246,752
        1,500  Wilmington Trust Corp                                           91,455
                                                                        -------------
                                                                           24,893,274
                                                                        -------------
               HEALTH CARE -- 5.8%
       11,500  Abbott Laboratories                                            571,550
        8,400  Aetna Inc*                                                     251,160
       19,400  Boston Scientific Corp*                                        370,540
       10,700  Bristol Myers Squibb Co                                        600,698
        5,600  Cardinal Health Inc                                            408,464
        3,700  Dentsply International Inc                                     165,094
       12,800  Health Net Inc*                                                241,536
       23,900  Healthsouth Corp*                                              432,112
        8,200  Humana Inc*                                                     98,400
        2,800  ICN Pharmaceuticals Inc                                         82,460
        2,800  McKesson HBOC Inc                                              109,900
       16,800  Merck & Co Inc                                               1,093,680
       33,100  Schering Plough Corp                                         1,262,103
                                                                        -------------
                                                                            5,687,697
                                                                        -------------

              See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               INTEGRATED OILS -- 3.5%
        3,800  Chevron Corp                                                   344,850
       15,300  Conoco Inc                                                     453,645
       17,300  Conoco Inc, Class B                                            512,426
       25,300  Exxon Mobil Corp                                             1,015,795
       11,600  Occidental Petroleum Corp                                      319,232
        3,300  Phillips Petroleum Co                                          189,750
        2,600  Texaco Inc                                                     181,090
       12,800  USX - Marathon Group                                           403,328
                                                                        -------------
                                                                            3,420,116
                                                                        -------------
               MATERIALS & PROCESSING -- 5.7%
        4,600  Air Products and Chemicals                                     195,040
        9,500  Alcoa Inc                                                      362,140
        7,600  Allegheny Technologies Inc                                     140,600
          900  American Standard Co*                                           62,865
       14,296  Archer Daniels Midland Co                                      191,992
       17,000  Dow Chemical Co                                                596,020
       14,400  Du Pont (E.I.) De Nemours                                      589,968
        1,300  Eastman Chemical Co                                             50,427
        9,100  Engelhard Corp                                                 237,783
        6,300  Fluor Corp                                                     285,579
        5,400  Georgia-Pacific Group                                          197,316
        9,600  Hercules Inc                                                   108,480
        8,300  IMC Global Inc                                                  98,023
        3,200  International Paper Co                                         128,384
        5,100  Lafarge Corp                                                   187,374
        1,100  Lyondell Petro Chemical Co                                      14,971
        8,000  Masco Corp                                                     206,560
        1,700  Monsanto Co                                                     57,987
        5,200  Nucor Corp                                                     252,720
        2,849  Phelps Dodge Corp                                              112,251
        8,700  PPG Industries Inc                                             470,844
        5,800  Praxair Inc                                                    273,006
        8,400  Sherwin Williams Co                                            190,260
        5,100  Sonoco Products Co                                             132,396
       14,100  USX-US Steel Group Inc                                         280,449
        3,200  Weyerhaeuser Co                                                181,600
                                                                        -------------
                                                                            5,605,035
                                                                        -------------

              See accompanying notes to the financial statements.
6

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               OTHER -- 1.6%
        8,100  Brunswick Corp                                                 176,499
        5,000  Crane Co                                                       140,450
        3,300  FMC Corp*                                                      206,217
        8,300  Fortune Brands Inc                                             317,475
        1,500  Hillenbrand Industries Inc                                      81,450
        2,700  Illinois Tool Works Inc                                        168,777
        2,300  ITT Industries Inc                                             103,845
        3,200  Johnson Controls                                               234,400
        2,600  Textron Inc                                                    136,214
                                                                        -------------
                                                                            1,565,327
                                                                        -------------
               OTHER ENERGY -- 1.7%
        9,600  Ashland Inc                                                    407,040
        3,000  Mitchell Energy, Class A                                       171,960
        4,300  Pogo Producing Co                                              102,727
        3,100  Progress Energy Inc                                            129,239
        6,200  Sunoco Inc                                                     234,546
        1,700  Tosco Corp                                                      78,880
        7,700  Ultramar Diamond Shamrock Corp                                 397,628
        4,100  Valero Energy Corp                                             170,150
                                                                        -------------
                                                                            1,692,170
                                                                        -------------
               PAPER AND ALLIED PRODUCTS -- 0.1%
        5,100  Smurfit-Stone Container Corp*                                   88,026
                                                                        -------------
               PRODUCER DURABLES -- 4.1%
       11,100  American Power Conversion Corp*                                153,513
        4,000  Boeing Co                                                      204,800
       15,600  Caterpillar Inc                                                780,000
        3,900  Centex Corp                                                    170,820
        5,400  Cooper Industries Inc                                          303,210
        5,700  Deere and Co                                                   246,069
        4,400  Emerson Electric Co                                            235,840
        3,600  Hubbell Inc, Class B                                           104,868
        7,400  Ingersoll Rand Co                                              300,218
       13,300  Lockheed Martin Corp                                           530,138
        2,300  Miller Herman Inc                                               52,486
        4,600  Northrop Grumman Corp                                          377,200
        1,200  Parker-Hannifin Corp                                            52,800

              See accompanying notes to the financial statements.              7

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PRODUCER DURABLES -- CONTINUED
        4,200  Pitney Bowes Inc                                               182,658
        3,200  Steelcase Inc                                                   43,840
       35,400  Xerox Corp                                                     325,680
                                                                        -------------
                                                                            4,064,140
                                                                        -------------
               TECHNOLOGY -- 5.5%
       10,400  BMC Software Inc*                                              166,400
       11,500  Ceridian Corp*                                                 223,675
        7,200  Compaq Computer Corp                                            88,920
       19,700  Computer Associates International Inc                          611,685
       19,500  Compuware Corp*                                                238,095
        5,600  Dell Computer Corp*                                            119,728
        4,200  Electronic Data Systems Corp                                   247,716
        1,100  General Dynamics Corp                                           86,856
        1,300  Grainger (WW) Inc                                               55,003
        3,900  Harris Corp                                                    114,387
       12,800  Ingram Micro Inc*                                              192,000
       50,300  Intel Corp                                                   1,406,388
        8,400  Microsoft Corp*                                                479,220
       34,300  Oracle Corp*                                                   418,803
       24,600  Raytheon Co                                                    646,734
        4,500  Reynolds & Reynolds Inc, Class A                               112,050
        5,900  Rockwell International Corp                                     94,695
        1,700  Sabre Group Holding Inc*                                        71,706
                                                                        -------------
                                                                            5,374,061
                                                                        -------------
               TELECOMMUNICATIONS -- 0.1%
        1,300  Entercom Communications Corp*                                   54,379
                                                                        -------------
               UTILITIES -- 13.0%
        3,300  Allegheny Energy Inc                                           145,464
        2,700  Ameren Corp                                                    111,375
      156,055  AT & T Corp                                                  2,971,287
        7,900  Bellsouth Corp                                                 294,670
        4,200  Cinergy Corp                                                   135,240
        7,800  CMS Energy Corp                                                182,988
        8,200  Consolidated Edison Inc                                        335,380
        2,800  DQE Inc                                                         59,360
        5,000  DTE Energy Co                                                  216,450

8             See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
       13,300  Edison International                                           181,013
        5,300  Energy East Corp                                               111,618
        9,700  Entergy Corp                                                   373,644
        2,000  Exelon Corp                                                    109,200
        9,000  Firstenergy Corp                                               296,010
        4,900  FPL Group Inc                                                  266,315
        6,900  General Public Utilities Inc                                   263,442
        2,400  Kansas City Power and Light Co                                  60,192
        1,800  Nicor Inc                                                       69,768
        4,900  NiSource Inc                                                   123,529
       17,700  PG & E Corp                                                    290,280
        2,900  Pinnacle West Capital Corp                                     129,369
        5,000  Potomac Electric Power Co                                      112,450
        5,400  PPL Corp                                                       234,090
        5,500  Public Service Enterprise Group Inc                            254,650
        4,500  Puget Energy Inc                                               111,510
        7,700  Questar Corp                                                   174,328
        6,900  Reliant Energy Inc                                             207,414
       23,553  SBC Communications Inc                                         963,553
        3,400  SCANA Corp                                                      92,038
        4,400  Sempra Energy                                                  119,196
       10,900  Southern Co                                                    252,553
       16,500  Sprint Corp                                                    385,110
        2,100  Teco Energy Inc                                                 60,249
        7,500  TXU Corp                                                       356,100
        6,100  Utilicorp United Inc                                           196,176
       33,652  Verizon Communications                                       1,682,600
        5,900  Wisconsin Energy Corp                                          142,190
       55,100  WorldCom Inc*                                                  708,586
                                                                        -------------
                                                                           12,779,387
                                                                        -------------

               TOTAL COMMON STOCKS (COST $93,260,737)                      95,776,729
                                                                        -------------
               RIGHTS AND WARRANTS -- 0.0%
               BANKING AND FINANCIAL SERVICES -- 0.0%
          880  CNA Financial Corp Rights*                                       2,447
                                                                        -------------

              See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------  -------------------------------------------------------  -------------
-------------------------------------------------------------------------------------
               TECHNOLOGY -- 0.0%
          800  Seagate Technology Inc Rights(a)                                    64
                                                                        -------------

               TOTAL RIGHTS AND WARRANTS (COST $3,960)                          2,511
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 7.7%
               CASH EQUIVALENTS -- 6.7%
$   5,260,953  Fleet National Bank Note, 3.77%, due 10/31/01(b)             5,260,953
      598,749  Merrimac Money Market Fund, 3.76%(b)                           598,749
$     700,000  Prudential Securities Group, Inc. Master Note, 3.96%,
                 due 9/06/01(b)                                               700,000
                                                                        -------------
                                                                            6,559,702
                                                                        -------------
               U.S. GOVERNMENT -- 0.2%
$     250,000  U.S. Treasury Bill, 3.60%, due 12/06/01                        247,882
                                                                        -------------
               REPURCHASE AGREEMENT -- 0.8%
$     821,481  Salomon Smith Barney Inc. Repurchase Agreement, dated
                 8/31/01, due 9/03/01, with a maturity value of
                 $821,666, and an effective yield of 2.70%,
                 collateralized by a U.S. Treasury Bill with a rate of
                 0.00%, maturity date of 1/24/02 and market value of
                 $840,000.                                                    821,481
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $7,628,852)               7,629,065
                                                                        -------------
               TOTAL INVESTMENTS -- 105.1%
               (Cost $100,893,549)                                        103,408,305

               Other Assets and Liabilities (net) -- (5.1%)                (5,060,030)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  98,348,275
                                                                        =============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

*    Non-income producing security.

(a)  Fair valued (Note 1).

(b)  Represents investments of security lending collateral (Note 1).

10            See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $6,278,178 (cost $100,893,549) (Note 1)                   $103,408,305
   Receivable for investments sold                              2,085,620
   Dividends and interest receivable                              223,677
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 7,250
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              8,928
                                                              -----------
      Total assets                                            105,733,780
                                                              -----------

LIABILITIES:
   Payable for investments purchased                              710,310
   Payable upon return of securities loaned (Note 1)            6,559,702
   Due to custodian                                                42,734
   Payable to affiliate for (Note 2):
      Management fee                                               28,323
      Shareholder service fee                                      12,874
   Accrued expenses                                                31,562
                                                              -----------
      Total liabilities                                         7,385,505
                                                              -----------
NET ASSETS                                                    $98,348,275
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $94,156,591
   Accumulated undistributed net investment income                292,047
   Accumulated net realized gain                                1,401,933
   Net unrealized appreciation                                  2,497,704
                                                              -----------
                                                              $98,348,275
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $98,348,275
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    8,957,902
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     10.98
                                                              ===========

              See accompanying notes to the financial statements.             11

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $  958,894
   Interest (including securities lending income of $8,950)       72,990
                                                              ----------
      Total income                                             1,031,884
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       155,866
   Custodian and transfer agent fees                              24,196
   Audit fees                                                     18,768
   Legal fees                                                      1,748
   Registration fees                                                 644
   Trustees fees (Note 2)                                            552
   Miscellaneous                                                     840
   Fees waived or borne by Manager (Note 2)                      (46,500)
                                                              ----------
                                                                 156,114
   Shareholder service fee (Note 2) - Class III                   70,848
                                                              ----------
      Net expenses                                               226,962
                                                              ----------
         Net investment income                                   804,922
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              2,535,744
      Closed futures contracts                                  (408,015)
                                                              ----------

         Net realized gain                                     2,127,729
                                                              ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                               (804,585)
      Open futures contracts                                       1,726
                                                              ----------

         Net unrealized loss                                    (802,859)
                                                              ----------

      Net realized and unrealized gain                         1,324,870
                                                              ----------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $2,129,792
                                                              ==========

12            See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   804,922        $   942,369
   Net realized gain (loss)                                  2,127,729           (693,593)
   Change in net unrealized appreciation (depreciation)       (802,859)         9,974,360
                                                           -----------        -----------
   Net increase in net assets from operations                2,129,792         10,223,136
                                                           -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class III                                               (911,990)          (647,538)
                                                           -----------        -----------
      Total distributions from net investment income          (911,990)          (647,538)
                                                           -----------        -----------
   Net realized gains
      Class III                                                     --           (313,143)
                                                           -----------        -----------
      Total distributions from net realized gains                   --           (313,143)
                                                           -----------        -----------
   In excess of net realized gains
      Class III                                                     --               (797)
                                                           -----------        -----------
      Total distributions in excess of net realized
       gains                                                        --               (797)
                                                           -----------        -----------
                                                              (911,990)          (961,478)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                             46,266,007          2,952,920
                                                           -----------        -----------
   Increase in net assets resulting from net share
    transactions                                            46,266,007          2,952,920
                                                           -----------        -----------
      Total increase in net assets                          47,483,809         12,214,578
NET ASSETS:
   Beginning of period                                      50,864,466         38,649,888
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $292,047 and $399,115,
    respectively)                                          $98,348,275        $50,864,466
                                                           ===========        ===========

              See accompanying notes to the financial statements.             13

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                    SIX MONTHS ENDED     FEBRUARY 28/29,
                                                    AUGUST 31, 2001   ----------------------
                                                      (UNAUDITED)        2001        2000*
                                                    ----------------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.84         $  8.79     $ 10.00
                                                        -------         -------     -------

Income from investment operations:
   Net investment income                                   0.09+           0.20        0.11+
   Net realized and unrealized gain (loss)                 0.15            2.06       (1.24)
                                                        -------         -------     -------

      Total from investment operations                     0.24            2.26       (1.13)
                                                        -------         -------     -------

Less distributions to shareholders:
   From net investment income                             (0.10)          (0.14)      (0.08)
   From net realized gains                                   --           (0.07)         --
   In excess of net realized gains                           --              --(b)       --
                                                        -------         -------     -------

      Total distributions                                 (0.10)          (0.21)      (0.08)
                                                        -------         -------     -------
NET ASSET VALUE, END OF PERIOD                          $ 10.98         $ 10.84     $  8.79
                                                        =======         =======     =======
TOTAL RETURN(A)                                            2.24%++        26.00%     (11.36)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $98,348         $50,864     $38,650
   Net expenses to average daily net assets                0.48%**         0.48%       0.48%**
   Net investment income to average daily net
     assets                                                1.70%**         2.04%       1.94%**
   Portfolio turnover rate                                   34%             89%         26%
   Fees and expenses voluntarily waived or borne
     by the Manager consisted of the following per
     share amounts:                                     $  0.00(c)      $  0.02     $  0.01

(a) The total return would have been lower had certain expenses not been waived during the periods shown. Through October 13, 2000, calculation excludes purchase premiums.
(b) The per share distribution in excess of net realized gains was less than $0.01 per share.
(c) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
* Period from August 2, 1999 (commencement of operations) through February 29, 2000.
**   Annualized
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

14            See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Intrinsic Value Fund (the "Fund"), which commenced operations on August 2, 1999, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 25, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term capital growth through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2001.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $6,278,178 collateralized by cash in the amount of $6,559,702 which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2001, the Fund had no open swap contracts.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

      At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $526,520 expiring in 2009.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective October 13, 2000, the Fund no longer charges a purchase premium in connection with the purchase of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .14% of the amount invested. All purchase premiums were paid to and recorded by the Fund as paid-in capital. For the period March 1, 2000 through October 13, 2000, the Fund received $3,223 in purchase premiums. There was no premium for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, interest expense, and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $552. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $75,648,887 and $30,395,860 respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $100,893,549      $6,867,019       $(4,352,263)      $2,514,756

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2001, 85.9% of the outstanding shares of the Fund were held by one shareholder.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended          Year Ended
                                                           August 31, 2001       February 28, 2001
                                                        ----------------------  --------------------
                                                         Shares      Amount      Shares     Amount
         Class III:                                     ---------  -----------  --------  ----------
         Shares sold                                    4,263,386  $46,223,745   269,826  $2,724,411
         Share issued to shareholders
           in reinvestment of distributions                 3,805       42,262    35,114     333,681
         Shares repurchased                                    --           --   (10,559)   (105,172)
                                                        ---------  -----------  --------  ----------
         Net increase                                   4,267,191  $46,266,007   294,381  $2,952,920
                                                        =========  ===========  ========  ==========

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2001 is as follows:

      FUTURE CONTRACTS

         Number of                                                                                                  Contract
         Contracts                      Type                                      Expiration Date                     Value
         ---------  ---------------------------------------------  ---------------------------------------------  -------------
            Buys
             5      S&P 500                                                       September 2001                   $1,418,875

                        Net
         Number of   Unrealized
         Contracts  Depreciation
         ---------  ------------
            Buys
             5        $(17,052)
                      ========

      At August 31, 2001 the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
       52,933  GMO Currency Hedged International Equity Fund                   481,694
      104,467  GMO Emerging Country Debt Fund                                  954,830
      260,114  GMO Emerging Markets Fund                                     2,262,991
      245,414  GMO Evolving Countries Fund                                   2,009,941
        3,388  GMO Growth Fund                                                  63,663
      161,878  GMO Inflation Indexed Bond Fund                               1,785,515
      231,638  GMO International Bond Fund                                   2,198,249
      299,243  GMO International Intrinsic Value Fund                        5,835,235
      111,195  GMO International Small Companies Fund                        1,280,963
      426,853  GMO REIT Fund                                                 4,742,338
      425,882  GMO Small Cap Value Fund                                      6,213,615
      987,569  GMO U.S. Core Fund                                           13,006,287
      195,320  GMO Value Fund                                                1,810,615
                                                                        --------------
               TOTAL MUTUAL FUNDS (COST $48,273,680)                        42,645,936
                                                                        --------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENT -- 0.0%
$       7,805  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/01, due 9/03/01, with a maturity value of $7,806
               and an effective yield of 2.70%, collateralized by a
               U.S. Treasury Bill with a rate of 0.00%, maturity date
               of 1/24/02 and market value of $10,000.                           7,805
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $7,805)                        7,805
                                                                        --------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $48,281,485)                                           42,653,741

               Other Assets and Liabilities (net) -- (0.0%)                     (7,476)
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $   42,646,265
                                                                        ==============

              See accompanying notes to the financial statements.              1

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $48,281,485) (Note 1)          $42,653,741
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              2,325
                                                              -----------
      Total assets                                             42,656,066
                                                              -----------

LIABILITIES:
   Accrued expenses                                                 9,801
                                                              -----------
      Total liabilities                                             9,801
                                                              -----------
NET ASSETS                                                    $42,646,265
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $48,978,028
   Accumulated undistributed net investment income                559,913
   Distributions in excess of net realized gains               (1,263,932)
   Net unrealized depreciation                                 (5,627,744)
                                                              -----------
                                                              $42,646,265
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $42,646,265
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    4,891,850
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      8.72
                                                              ===========

2             See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $ 559,781
   Interest                                                         194
                                                              ---------
      Total income                                              559,975
                                                              ---------
EXPENSES:
   Audit fees                                                     8,004
   Custodian and transfer agent fees                              3,312
   Legal fees                                                       920
   Registration fees                                                460
   Trustees fees (Note 2)                                           276
   Miscellaneous                                                    737
   Fees waived or borne by Manager (Note 2)                     (13,647)
                                                              ---------
      Net expenses                                                   62
                                                              ---------
            Net investment income                               559,913
                                                              ---------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               (31,197)
      Realized gain distributions from investment company
      shares                                                     87,891
                                                              ---------

         Net realized gain                                       56,694
                                                              ---------

   Change in net unrealized appreciation (depreciation) on
    investments                                                (526,121)
                                                              ---------

      Net realized and unrealized loss                         (469,427)
                                                              ---------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $  90,486
                                                              =========

              See accompanying notes to the financial statements.              3

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   559,913        $ 1,076,133
   Net realized gain                                            56,694          3,653,229
   Change in net unrealized appreciation (depreciation)       (526,121)        (2,330,931)
                                                           -----------        -----------
   Net increase in net assets from operations                   90,486          2,398,431
                                                           -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class III                                                     --         (1,076,133)
                                                           -----------        -----------
      Total distributions from net investment income                --         (1,076,133)
                                                           -----------        -----------
   In excess of net investment income
      Class III                                                     --         (1,274,011)
                                                           -----------        -----------
      Total distributions in excess of net investment
       income                                                       --         (1,274,011)
                                                           -----------        -----------
   Net realized gains
      Class III                                             (1,066,948)        (3,040,441)
                                                           -----------        -----------
      Total distributions from net realized gains           (1,066,948)        (3,040,441)
                                                           -----------        -----------
                                                            (1,066,948)        (5,390,585)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                                846,948          9,099,089
                                                           -----------        -----------
   Increase in net assets resulting from net share
    transactions                                               846,948          9,099,089
                                                           -----------        -----------
      Total increase (decrease) in net assets                 (129,514)         6,106,935
NET ASSETS:
   Beginning of period                                      42,775,779         36,668,844
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $559,913 and $0,
    respectively)                                          $42,646,265        $42,775,779
                                                           ===========        ===========

4             See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   -------------------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999         1998        1997*
                                          ----------------  -----------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  8.92         $  9.49      $  8.85      $ 10.48      $ 10.30     $ 10.00
                                              -------         -------      -------      -------      -------     -------
Income from investment operations:
   Net investment income(a)                      0.12+           0.24         0.25         0.16+        0.26+       0.12
   Net realized and unrealized gain
     (loss)                                     (0.10)           0.39         1.45        (0.40)        1.83        0.38
                                              -------         -------      -------      -------      -------     -------

      Total from investment operations           0.02            0.63         1.70        (0.24)        2.09        0.50
                                              -------         -------      -------      -------      -------     -------
Less distributions to shareholders:
   From net investment income                      --           (0.23)       (0.24)       (0.16)       (0.26)      (0.12)
   In excess of net investment income              --           (0.28)       (0.19)       (0.40)          --(c)       --
   From net realized gains                      (0.22)          (0.69)       (0.63)       (0.83)       (1.65)      (0.08)
                                              -------         -------      -------      -------      -------     -------

      Total distributions                       (0.22)          (1.20)       (1.06)       (1.39)       (1.91)      (0.20)
                                              -------         -------      -------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD                $  8.72         $  8.92      $  9.49      $  8.85      $ 10.48     $ 10.30
                                              =======         =======      =======      =======      =======     =======
TOTAL RETURN(B)                                  0.26%++         6.57%       19.14%       (2.84)%      21.86%       5.09%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $42,646         $42,776      $36,669      $32,474      $45,101     $30,787
   Net expenses to average daily net
     assets(d)                                   0.00%**         0.00%        0.00%        0.00%        0.00%       0.00%**
   Net investment income to average
     daily net assets(a)                         2.59%**         2.56%        2.63%        1.64%        2.39%       3.21%**
   Portfolio turnover rate                          4%             19%          18%          34%          32%         10%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:         --(e)        $  0.01      $  0.01      $  0.01      $  0.01     $  0.01

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 13, 2000, calculation excludes purchase premiums and redemption fees.
(c)  The per share distribution in excess of net investment income was $0.0009.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 1.)
(e) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*    Period from November 26, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

              See accompanying notes to the financial statements.              5

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global (U.S.+) Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than that of the GMO Global (U.S.+) Equity Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      PURCHASE AND REDEMPTION OF FUND SHARES
      Effective October 13, 2000, the Fund no longer charges a premium on cash purchases of Fund shares, and will no longer charge a redemption fee in connection with a sale of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .47% of the amount invested. In the case of cash redemptions, the fee was .15% of the amount redeemed. All purchase premiums and redemption fees were paid to and recorded by the Fund as paid-in-capital. For the period from March 1, 2000 through October 13, 2000 the Fund received $30,431 in purchase premiums and $2,198 in redemption fees. There was no premium for reinvested distribution or in-kind transactions.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

      GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2002 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust and extraordinary expenses).

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $276. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $2,297,673 and $1,872,000, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $48,281,485        $856,277        $(6,484,021)     $(5,627,744)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2001, 86.9% of the outstanding shares of the Fund were held by one shareholder.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended          Year Ended
                                                          August 31, 2001       February 28, 2001
                                                        --------------------  ----------------------
                                                         Shares     Amount     Shares      Amount
         Class III:                                     --------  ----------  ---------  -----------
         Shares sold                                      40,603  $  350,000    729,768  $ 7,287,227
         Shares issued to shareholders
           in reinvestment of distributions              122,920   1,066,948    358,816    3,342,779
         Shares repurchased                              (64,981)   (570,000)  (158,668)  (1,530,917)
                                                        --------  ----------  ---------  -----------
         Net increase                                     98,542  $  846,948    929,916  $ 9,099,089
                                                        ========  ==========  =========  ===========

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AUTO & TRANSPORTATION -- 1.0%
        1,800  Expeditors International Washington Inc                        91,548
        5,100  Frontier Airlines Inc*                                         63,648
          800  GulfMark Offshore Inc*                                         25,160
                                                                        ------------
                                                                             180,356
                                                                        ------------
               CONSUMER DISCRETIONARY -- 21.8%
        3,000  Abercrombie & Fitch Co*                                        91,020
        3,300  Activision Inc*                                               122,265
        2,300  Alliance Gaming Corp*                                          45,333
        6,400  Allied Waste Industries Inc*                                  116,032
        4,700  AMC Entertainment Inc*                                         55,272
        6,600  American Eagle Outfitters Inc*                                169,950
        3,650  Apollo Group Inc*                                             143,700
        2,100  Bebe Stores Inc*                                               63,756
        3,500  Career Education Corp*                                        202,160
        3,600  CBRL Group Inc                                                 75,816
        3,650  Chicos FAS Inc*                                               137,970
        1,500  Children's Place Retail Stores Inc*                            39,000
        1,700  Coach Inc*                                                     61,710
        5,300  Coinstar Inc*                                                 124,550
        2,550  Columbia Sportswear Co*                                        83,283
        3,200  Corinthian Colleges Inc*                                      125,920
        1,700  CoStar Group Inc*                                              42,517
        5,663  Direct Focus Inc*                                             158,550
        3,400  Education Management Corp*                                    129,438
        4,200  Elizabeth Arden Inc*                                           59,010
        4,100  Expedia Inc*                                                  153,176
        2,900  Exult Inc*                                                     40,600
          900  G TECH Holdings Corp*                                          29,682
        3,700  Genesco Inc*                                                   85,100
        3,400  Hot Topic Inc*                                                113,050
        4,400  International Game Technology*                                235,488
        2,000  ITT Educational Services Inc*                                  66,680
        3,200  Krispy Kreme Doughnuts Inc*                                    98,720
        4,100  Lightbridge Inc*                                               47,970
        3,200  O'Reilly Automotive Inc*                                       99,840
        6,300  Oakley Inc*                                                    85,995
        2,200  Panera Bread Co, Class A*                                      82,720

              See accompanying notes to the financial statements.              1

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        1,700  Professional Detailing Inc*                                    51,034
        2,600  Renaissance Learning Inc*                                      89,284
        2,100  Rent-A-Center Inc*                                             56,700
        2,400  Salem Communications, Class A*                                 50,640
        1,700  School Specialty Inc*                                          51,763
        2,200  SCP Pool Corp*                                                 83,424
        2,800  Skechers U.S.A. Inc*                                           58,660
        1,200  Sonic Corp*                                                    36,348
        2,200  Talbots Inc                                                    81,664
        2,000  THQ Inc*                                                      106,300
        2,700  Wackenhut Corrections Corp*                                    35,775
        3,500  Waste Connections Inc*                                        112,980
        1,900  West Corp*                                                     47,481
        2,300  Wet Seal Inc*                                                  45,977
                                                                        ------------
                                                                           4,094,303
                                                                        ------------
               CONSUMER STAPLES -- 3.5%
        2,700  Pepsi Bottling Group Inc                                      119,205
        1,700  Performance Food Group Co*                                     57,392
        2,300  RJ Reynolds Tobacco Holdings                                  132,825
        2,300  UST Inc                                                        75,900
        1,800  Vector Group Ltd                                               80,928
        8,500  Winn-Dixie Stores Inc                                         190,825
                                                                        ------------
                                                                             657,075
                                                                        ------------
               FINANCIAL SERVICES -- 11.1%
        1,500  Advent Software Inc*                                           79,665
        1,500  Affiliated Computer Services Inc*                             122,655
        1,500  AMBAC Inc                                                      88,800
        3,800  Americredit*                                                  175,408
        1,400  Astoria Financial Corp                                         82,600
        1,250  BARRA Inc*                                                     60,875
        6,300  Carreker Corp*                                                 52,605
        1,900  Countrywide Credit Industries Inc                              78,850
        4,000  Doral Financial Corp                                          131,840
        4,500  Espeed Inc*                                                    40,635
        1,600  Federal Agric Mortgage Corp, Class C*                          55,216
        1,600  First American Financial Corp                                  29,280
        3,000  Gallagher (Arthur J) and Co                                    79,530

2             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        1,900  Greater Bay Bancorp                                            50,426
        2,900  Greenpoint Financial Corp                                     114,550
        1,000  H&R Block Inc                                                  38,910
        6,400  Homestore.com Inc*                                            106,048
        2,100  Jack Henry and Associates Inc                                  53,760
        2,200  LaBranche & Co Inc*                                            57,772
        2,000  Landamerica Financial Group Inc                                62,960
        2,149  Metris Companies Inc                                           58,453
        5,875  New York Community Bancorp Inc                                218,139
        3,200  R & G Financial Corp, Class B                                  55,328
        2,100  SEI Investments Co                                             86,184
        7,800  Ventas Inc                                                     91,494
                                                                        ------------
                                                                           2,071,983
                                                                        ------------
               HEALTH CARE -- 25.9%
        2,400  Accredo Health Inc*                                            88,440
        2,300  AdvancePCS*                                                   172,408
        3,200  Albany Molecular Research Inc*                                 83,264
        2,400  American Healthways Inc*                                       75,600
        1,900  AmerisourceBergen Corp*                                       122,436
        3,800  Apria Healthcare Group*                                       103,208
        1,000  Aviron*                                                        22,390
        1,300  Barr Laboratories Inc*                                        108,862
       11,000  Beverly Enterprises Inc*                                      110,000
        7,700  Caremark Rx Inc*                                              134,519
        1,391  Cephalon Inc*                                                  82,375
        1,100  Cerner Corp*                                                   53,339
        1,300  Charles River Laboratories International Inc*                  46,410
          700  CIMA Labs Inc*                                                 37,471
        6,300  Cytyc Corp*                                                   152,649
       12,400  DaVita Inc*                                                   256,060
        6,200  Eclipsys Corp*                                                159,650
        2,800  Endocare Inc*                                                  50,400
          700  Enzon Inc*                                                     44,688
        1,500  Express Scripts Inc, Class A*                                  80,280
        4,400  Gentiva Health Services Inc*                                   86,020
        8,100  Healthsouth Corp*                                             146,448
        1,000  Henry Schein Inc*                                              36,320
        1,100  IDEC Pharmaceuticals Corp*                                     65,197
        1,700  IMPATH Inc*                                                    73,100

              See accompanying notes to the financial statements.              3

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
        1,200  Integra LifeSciences Holdings*                                 32,412
        1,700  King Pharmaceuticals Inc*                                      73,525
        2,400  Laboratory Corp of America Holdings*                          186,960
        3,600  Lifepoint Hospital Inc*                                       154,044
        2,000  Lincare Holdings Inc*                                          56,820
        4,600  Magellan Health Services Inc*                                  60,950
        2,500  Manor Care Inc*                                                70,325
        2,000  Martek Biosciences Corp*                                       39,200
        4,200  Medicines Co*                                                  48,300
        3,600  Mid Atlantic Medical Services Inc*                             75,600
        2,400  Novoste Corp*                                                  43,800
        4,400  Omnicare Inc                                                  105,248
        2,000  Orthodontic Centers of America*                                55,300
        6,200  Oxford Health Plans Inc*                                      185,876
        5,400  Pharmaceutical Product Development Inc*                       162,864
        3,800  Pharmaceutical Resources Inc*                                 133,000
        1,800  Province Healthcare Co*                                        66,060
        2,100  Quest Diagnostics Inc*                                        131,565
        2,000  RehabCare Group Inc*                                           81,060
        3,000  Respironics Inc*                                              100,530
        4,100  Sangstat Medical Corp*                                         62,935
        5,300  Scios Inc*                                                     93,545
        5,200  Serologicals Corp*                                             99,059
          900  Syncor International Corp*                                     32,886
        6,600  Triangle Pharmaceuticals Inc*                                  21,120
        3,700  Universal Health Services, Class B*                           175,010
        1,400  Varian Inc*                                                    41,566
        1,800  Vertex Pharmaceuticals Inc*                                    66,402
                                                                        ------------
                                                                           4,847,496
                                                                        ------------
               MANUFACTURING -- 0.4%
        2,100  Covance Inc*                                                   40,362
          900  PerkinElmer Inc                                                28,872
                                                                        ------------
                                                                              69,234
                                                                        ------------
               MATERIALS & PROCESSING -- 2.1%
        1,300  Cabot Microelectronics Corp*                                   91,065
        6,400  Dal Tile International Inc*                                   110,720
          500  Intermagnetics General Corp*                                   15,095

4             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- CONTINUED
          700  Jacobs Engineering Group*                                      41,034
        2,200  Lone Star Technologies Inc*                                    46,618
        3,300  The Shaw Group Inc*                                            90,255
                                                                        ------------
                                                                             394,787
                                                                        ------------
               METALS AND MINING -- 0.2%
        3,100  Freeport-McMoran Copper & Gold Inc*                            38,378
                                                                        ------------
               OTHER -- 0.0%
          340  Harbor Global Co Ltd*                                           3,162
                                                                        ------------
               OTHER ENERGY -- 9.7%
        4,200  Arch Coal Inc                                                  76,440
        2,100  Cabot Oil & Gas Corp, Class A                                  46,956
        5,500  CONSOL Energy Inc                                             143,000
        3,800  EOG Resources Inc                                             120,156
        3,600  Equitable Resources Inc                                       115,200
          600  Evergreen Resources Inc*                                       22,710
       15,900  Grey Wolf Inc*                                                 38,319
        2,400  HS Resources Inc*                                             152,592
        1,900  Key Energy Services Inc*                                       17,632
        1,400  Louis Dreyfus Natural Gas*                                     46,550
        4,600  Marine Drilling Co Inc*                                        59,340
        5,900  National-Oilwell Inc*                                          91,686
        2,100  Newfield Exploration Co*                                       69,216
        2,800  Newpark Resources Inc*                                         22,176
        7,600  Patterson-UTI Energy Inc*                                     106,780
        3,000  Plains Resource Inc*                                           81,450
        3,500  Pogo Producing Co                                              83,615
        1,300  Rowan Cos Inc*                                                 20,215
        1,600  Smith International Inc*                                       74,240
        1,500  Spinnaker Exploration Co*                                      57,450
        2,100  Stone Energy Corp*                                             79,800
        3,500  Superior Energy Services Inc*                                  26,250
        6,000  Unit Corp*                                                     55,080
        1,700  Varco International Inc*                                       25,806
       13,500  XTO Energy Inc                                                190,350
                                                                        ------------
                                                                           1,823,009
                                                                        ------------

              See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PHARMACEUTICALS -- 0.2%
        1,600  Sicor Inc*                                                     37,760
                                                                        ------------
               PRODUCER DURABLES -- 6.2%
        1,350  Alliant Techsystems Inc*                                      140,467
          300  AstroPower Inc*                                                10,527
        2,600  C&D Technology Inc                                             57,070
        2,100  Centex Corp                                                    91,980
        2,300  Engineered Support Systems                                     75,923
        1,100  FEI Co*                                                        38,313
        4,440  Horton (DR) Inc                                               112,066
        1,300  Lennar Corp                                                    57,915
        2,100  MDC Holdings Inc                                               64,050
        1,200  Newport News Shipbuilding Inc                                  79,032
          700  NVR Inc*                                                      112,700
        2,500  Power-One Inc*                                                 27,275
        1,700  Ryland Group Inc                                               91,460
        1,000  Semitool Inc*                                                  14,290
        3,500  Somera Communications Inc*                                     21,000
        3,500  Tektronix Inc*                                                 68,390
        1,300  Woodward Governor Co                                           93,535
                                                                        ------------
                                                                           1,155,993
                                                                        ------------
               REFINING -- 0.3%
        2,900  Holly Corp                                                     61,335
                                                                        ------------
               RETAIL TRADE -- 0.3%
        3,300  Apogee Enterprises Inc                                         33,297
          400  Barnes & Noble Inc*                                            16,188
                                                                        ------------
                                                                              49,485
                                                                        ------------
               TECHNOLOGY -- 13.4%
        5,500  Agile Software Corp*                                           55,000
        2,400  Anaren Microwave Inc*                                          45,912
        6,700  AremisSoft Corp*                                                5,427
        1,600  Asiainfo Holdings Inc*                                         22,800
        7,700  Brio Technology Inc*                                           25,641
        1,200  Cadence Design Systems Inc*                                    26,376
        2,600  Catapult Communications Corp*                                  47,190
        1,200  Cognizant Technology Solutions Corp*                           50,748

6             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
        1,400  CSG Systems International Inc*                                 64,260
        2,900  Datastream Systems Inc*                                        14,500
        3,700  Documentum Inc*                                                54,390
        3,500  Emulex Corp*                                                   55,685
        4,300  Exar Corp*                                                     87,075
        2,100  Extreme Networks Inc*                                          33,537
        1,700  FileNet Corp*                                                  22,083
        4,700  Finisar Corp*                                                  46,342
        2,400  Forrester Research Inc*                                        47,424
        4,100  HNC Software Inc*                                              86,551
        1,800  IDX Systems Corp*                                              27,270
        2,100  Internet Security Systems*                                     32,823
       10,400  Interwoven Inc*                                                84,760
        4,500  J.D. Edwards & Co*                                             39,150
        2,800  Macrovision Corp*                                             122,108
        3,400  Manugistics Group Inc*                                         39,814
        6,500  Micromuse Inc*                                                 76,960
        3,600  Microsemi Corp*                                               102,600
        1,900  Netegrity Inc*                                                 33,630
        2,700  Network Associates Inc*                                        42,795
        3,200  Newport Corp                                                   57,984
        5,300  Numerical Technologies Inc*                                   150,785
        7,600  Parametric Technology Corp*                                    55,404
        3,100  Peoplesoft Inc*                                               106,888
        2,900  Quest Software Inc*                                            60,320
        3,500  Retek Inc*                                                     97,930
        4,600  Saba Software Inc*                                             37,950
        4,000  Sanchez Computer Associates Inc*                               31,005
        3,600  Sandisk Corp*                                                  73,836
        2,700  Secure Computing Corp*                                         40,365
        3,000  Silicon Storage Technology Inc*                                26,190
        3,900  Sybase Inc*                                                    53,703
        3,600  Synopsys Inc*                                                 166,104
        1,800  Trizetto Group Inc*                                            20,394
        3,000  Utstarcom Inc*                                                 50,250
        3,900  Verity Inc*                                                    41,340
        3,300  WebEx Communications*                                          56,991
                                                                        ------------
                                                                           2,520,290
                                                                        ------------

              See accompanying notes to the financial statements.              7

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TELECOMMUNICATIONS -- 0.1%
          500  Commonwealth Telephone Enterprises Inc*                        20,750
                                                                        ------------
               UTILITIES -- 3.5%
        2,200  Allegheny Energy Inc                                           96,976
        1,100  Black Hills Corp                                               34,925
        5,600  General Communication Inc*                                     60,536
        1,200  Kinder Morgan Inc                                              66,720
        2,700  NiSource Inc                                                   68,067
        7,600  PPL Corp                                                      329,460
                                                                        ------------
                                                                             656,684
                                                                        ------------

               TOTAL COMMON STOCKS (COST $19,852,161)                     18,682,080
                                                                        ------------
               RIGHTS AND WARRANTS -- 0.0%
               HEALTH CARE -- 0.0%
        2,800  Endo Pharmaceutical Warrants, Expires 12/31/02*                   448
                                                                        ------------

               TOTAL RIGHTS AND WARRANTS (COST $10,500)                          448
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 16.1%
               CASH EQUIVALENTS -- 14.7%
      808,237  Dreyfus Money Market Fund, 3.66%(a)                           808,237
$     945,265  Fleet National Bank Note, 3.77%, due 10/31/01(a)              945,265
    1,000,000  Merrimac Money Market Fund, 3.76%(a)                        1,000,000
                                                                        ------------
                                                                           2,753,502
                                                                        ------------
               U.S. GOVERNMENT -- 0.4%
$      75,000  U.S. Treasury Bill, 3.59%, due 12/06/01                        74,365
                                                                        ------------

8             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT -- 1.0%
$     194,671  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/01, due 9/03/01, with a maturity value of $194,715
               and an effective yield of 2.70%, collateralized by a
               U.S. Treasury Bill with a rate of 0.00%, maturity date
               of 1/24/02 and market value of $200,000.                      194,671
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $3,022,477)              3,022,538
                                                                        ------------
               TOTAL INVESTMENTS -- 115.8%
               (Cost $22,885,138)                                         21,705,066

               Other Assets and Liabilities (net) -- (15.8%)              (2,962,653)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 18,742,413
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a)  Represents investments of security lending collateral (Note 1).

              See accompanying notes to the financial statements.              9

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $2,572,796 (cost $22,885,138) (Note 1)                    $21,705,066
   Receivable for investments sold                              1,185,558
   Dividends and interest receivable                                6,466
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              5,487
                                                              -----------
      Total assets                                             22,902,577
                                                              -----------

LIABILITIES:
   Payable for investments purchased                            1,369,463
   Payable upon return of securities loaned (Note 1)            2,753,502
   Payable to affiliate for (Note 2):
      Management fee                                                5,621
      Shareholder service fee                                       2,555
   Accrued expenses                                                29,023
                                                              -----------
      Total liabilities                                         4,160,164
                                                              -----------
NET ASSETS                                                    $18,742,413
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $21,872,416
   Distributions in excess of net investment income                (1,790)
   Distributions in excess of net realized gains               (1,948,141)
   Net unrealized depreciation                                 (1,180,072)
                                                              -----------
                                                              $18,742,413
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $18,742,413
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    1,145,036
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     16.37
                                                              ===========

10            See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $    34,010
   Interest (including securities lending income of $8,312)        20,971
                                                              -----------
      Total income                                                 54,981
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                         34,497
   Audit fees                                                      16,744
   Custodian and transfer agent fees                               15,272
   Registration fees                                                  828
   Legal fees                                                         552
   Trustees fees (Note 2)                                              92
   Miscellaneous                                                      828
   Fees waived or borne by Manager (Note 2)                       (34,316)
                                                              -----------
                                                                   34,497
   Shareholder service fee (Note 2) - Class III                    15,681
                                                              -----------
      Net expenses                                                 50,178
                                                              -----------
         Net investment income                                      4,803
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on:
      Investments                                              (1,822,446)
      Closed futures contracts                                    (39,096)
                                                              -----------

         Net realized loss                                     (1,861,542)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                 463,925
      Open futures contracts                                       15,961
                                                              -----------

         Net unrealized gain                                      479,886
                                                              -----------

      Net realized and unrealized loss                         (1,381,656)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(1,376,853)
                                                              ===========

              See accompanying notes to the financial statements.             11

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss)                            $     4,803      $      (42,232)
   Net realized gain (loss)                                 (1,861,542)         34,531,139
   Change in net unrealized appreciation (depreciation)        479,886         (53,340,993)
                                                           -----------      --------------
   Net decrease in net assets from operations               (1,376,853)        (18,852,086)
                                                           -----------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class III                                                 (4,803)                 --
                                                           -----------      --------------
      Total distributions from net investment income            (4,803)                 --
                                                           -----------      --------------
   In excess of net investment income
      Class III                                                 (1,790)                 --
                                                           -----------      --------------
      Total distributions in excess of net investment
       income                                                   (1,790)                 --
                                                           -----------      --------------
   Net realized gains
      Class III                                             (1,633,993)        (40,402,971)
                                                           -----------      --------------
      Total distributions from net realized gains           (1,633,993)        (40,402,971)
                                                           -----------      --------------
                                                            (1,640,586)        (40,402,971)
                                                           -----------      --------------
   Net share transactions: (Note 5)
      Class III                                              1,803,312         (58,078,212)
                                                           -----------      --------------
   Increase (decrease) in net assets resulting from net
    share transactions                                       1,803,312         (58,078,212)
                                                           -----------      --------------
      Total decrease in net assets                          (1,214,127)       (117,333,269)
NET ASSETS:
   Beginning of period                                      19,956,540         137,289,809
                                                           -----------      --------------
   End of period (including distributions in excess of
    net investment income of $1,790 and $0,
    respectively)                                          $18,742,413      $   19,956,540
                                                           ===========      ==============

12            See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                            SIX MONTHS ENDED                              YEAR ENDED FEBRUARY 28/29,
                            AUGUST 31, 2001   -----------------------------------------------------------------------------------
                              (UNAUDITED)         2001++          2000++          1999++          1998++            1997*++
                            ----------------  --------------  --------------  --------------  --------------  -------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                      $ 19.08          $ 168.70        $ 108.80        $ 122.80        $  98.20          $ 100.00
                                -------          --------        --------        --------        --------          --------

Income from investment
  operations:
   Net investment income
     (loss)                        0.01             (0.04)           0.10            0.30            0.50              0.10
   Net realized and
     unrealized gain
     (loss)                       (1.22)           (37.26)          70.20           (9.80)          34.30             (1.90)
                                -------          --------        --------        --------        --------          --------

      Total from
        investment
        operations                (1.21)           (37.30)          70.30           (9.50)          34.80             (1.80)
                                -------          --------        --------        --------        --------          --------

Less distributions to
  shareholders:
   From net investment
     income                       (0.01)               --           (0.30)          (0.20)          (0.60)               --
   In excess of net
     investment income             --(b)               --              --              --           (0.10)               --
   From net realized gains        (1.49)          (112.32)         (10.10)          (4.30)          (9.50)               --
                                -------          --------        --------        --------        --------          --------

      Total distributions         (1.50)          (112.32)         (10.40)          (4.50)         (10.20)               --
                                -------          --------        --------        --------        --------          --------
NET ASSET VALUE, END OF
 PERIOD                         $ 16.37          $  19.08        $ 168.70        $ 108.80        $ 122.80          $  98.20
                                =======          ========        ========        ========        ========          ========
TOTAL RETURN(A)                   (7.02)%+         (33.14)%         67.27%          (8.20)%         36.66%            (1.80)%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
     period (000's)             $18,742          $ 19,957        $137,290        $129,983        $399,613          $159,898
   Net expenses to average
     daily net assets              0.48%**           0.48%           0.48%           0.48%           0.48%             0.48%**
   Net investment income
     to average daily net
     assets                        0.05%**          (0.09)%          0.09%           0.21%           0.47%             0.70%**
   Portfolio turnover rate           62%              147%            122%            113%            132%               13%
   Fees and expenses
     voluntarily waived or
     borne by the Manager
     consisted of the
     following per share
     amounts:                   $  0.03          $   0.08        $   0.10        $   0.30        $   0.30          $   0.10
   Purchase and redemption
     fees consisted of the
     following per share
     amounts: (c)               $  0.01          $   0.87             N/A             N/A             N/A               N/A

(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Calculation excludes purchase premiums and redemptions fees.
(b) The per share distribution in excess of net investment income was less than $0.01 per share.
(c) The Fund had adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.
*    Period from December 31, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.
+    Not annualized.
++ Amounts were adjusted to reflect a 1:10 reverse stock split effective December 11, 2000.

              See accompanying notes to the financial statements.             13

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Small Cap Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital. The Fund's benchmark is the Russell 2500 Growth Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2001, the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $2,572,796, collateralized by cash in the amount of $2,753,502, which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2001, there were no open swap agreements.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. Effective October 13, 2000, if the Manager determines that any portion of a cash purchase or redemption fee is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 28, 2001 and the six months ended August 31, 2001, the Fund received $13,458 and $4,893 in purchase premiums and $506,533 and $4,085 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, interest expense, and extraordinary expenses) exceed the management fee.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $92. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $12,793,928 and $12,369,290, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $22,885,138       $2,336,568       $(3,516,640)     $(1,180,072)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2001, 67.2% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended            Year Ended
                                                          August 31, 2001         February 28, 2001*
                                                        --------------------  --------------------------
                                                         Shares     Amount      Shares        Amount
                                                        --------  ----------  -----------  -------------
         Class III:
         Shares sold                                      58,258  $1,031,513       25,179  $   2,695,588
         Shares issued to shareholders
           in reinvestment of distributions               91,962   1,639,688    1,227,753     40,402,888
         Shares repurchased                              (51,107)   (867,889)  (1,020,834)  (101,176,688)
                                                        --------  ----------  -----------  -------------
         Net increase (decrease)                          99,113  $1,803,312      232,098  $ (58,078,212)
                                                        ========  ==========  ===========  =============

      * Amounts were adjusted to reflect a 1:10 reverse stock split effective December 11, 2000.

6.    REVERSE STOCK SPLIT

      On December 11, 2000, the Trustees of the Fund approved a one for ten reverse stock split for Class III shares of the Small Cap Growth Fund. The reverse stock split was effective as of December 11, 2000. Shareholders may determine the number of shares owned as a result of the reverse stock split by dividing the number of shares owned immediately prior to the reverse stock split by ten. The reverse stock split did not result in a change to the value of the shareholder account balances.

GMO REIT FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO REIT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

 SHARES    DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------
           REAL ESTATE INVESTMENTS -- 96.1%
           COMMON STOCKS -- 9.8%
           DIVERSIFIED -- 1.9%
   65,000  Catellus Development Corp*                                 1,196,000
   11,500  Florida East Coast Industries                                316,250
   50,000  St. Joe Co                                                 1,362,500
                                                                    -----------
                                                                      2,874,750
                                                                    -----------
           LODGING -- 3.2%
   25,000  Hilton Hotels Corp                                           317,750
  115,000  Starwood Hotels and Resorts Worldwide Inc                  3,892,750
  270,000  Wyndham International Inc, Class A*                          639,900
                                                                    -----------
                                                                      4,850,400
                                                                    -----------
           OFFICE -- 4.7%
   55,000  Brookfield Properties Corp                                 1,096,150
  332,500  Trizec Hahn Corporation                                    6,151,250
                                                                    -----------
                                                                      7,247,400
                                                                    -----------
           TECHNOLOGY -- 0.0%
    5,000  VelocityHSI Inc*                                                  30
                                                                    -----------

           TOTAL COMMON STOCKS (COST $19,139,111)                    14,972,580
                                                                    -----------
           REAL ESTATE INVESTMENT TRUSTS -- 86.3%
           APARTMENTS -- 15.8%
   95,000  Apartment Investment & Management Co, Class A              4,560,000
   95,000  Archstone Communities Trust                                2,565,000
   20,000  BRE Properties Inc                                           629,000
   23,000  Camden Property Trust                                        870,550
   79,500  Cornerstone Realty Income Trust                              859,395
  142,500  Equity Residential Properties Trust                        8,394,675
   25,000  Gables Residential Trust                                     763,750
   20,000  Mid America Apartment Community                              516,000
   25,000  Smith (Charles E) Residential                              1,325,750
   39,500  Summit Properties Inc                                      1,035,295
  185,000  United Dominion Realty Trust Inc                           2,682,500
                                                                    -----------
                                                                     24,201,915
                                                                    -----------

              See accompanying notes to the financial statements.

GMO REIT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

 SHARES    DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------
           DIVERSIFIED -- 13.6%
   76,000  Colonial Properties Trust                                  2,277,720
  360,000  Crescent Real Estate Equities                              8,478,000
   75,000  Glenborough Realty Trust Inc                               1,556,250
   65,000  The Rouse Co                                               1,859,000
  167,500  Vornado Realty Trust                                       6,718,425
                                                                    -----------
                                                                     20,889,395
                                                                    -----------
           FACTORY OUTLET -- 0.7%
   20,000  Chelsea Property Group Inc                                   992,000
                                                                    -----------
           HEALTH CARE -- 0.5%
   30,000  Health Care Inc                                              742,800
                                                                    -----------
           INDUSTRIAL -- 7.1%
   50,000  AMB Property Corp                                          1,281,500
   55,000  Eastgroup Properties Inc                                   1,215,500
   95,100  First Industrial Realty Trust                              3,002,307
   85,400  Liberty Property Trust                                     2,604,700
  122,500  Prologis Trust                                             2,693,775
                                                                    -----------
                                                                     10,797,782
                                                                    -----------
           LODGING -- 4.3%
   75,000  Felcor Lodging Trust Inc                                   1,577,250
   34,000  Hospitalities Properties Trust                               969,680
  294,000  Host Marriott Corp                                         3,763,200
   50,000  La Quinta Properties Inc*                                    257,500
                                                                    -----------
                                                                      6,567,630
                                                                    -----------
           MANUFACTURED HOUSING -- 0.8%
   40,000  Chateau Communities Inc                                    1,180,000
                                                                    -----------
           OFFICE -- 33.0%
   40,000  Arden Realty Group Inc                                     1,064,000
   73,500  Bedford Property Investors                                 1,547,175
   50,000  Boston Properties Inc                                      1,970,000
  212,500  Brandywine Realty Trust                                    4,770,625
   23,000  CarrAmerica Realty Corp                                      740,140
  235,500  Duke Realty Investments                                    5,951,085

2             See accompanying notes to the financial statements.

GMO REIT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

 SHARES    DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------
           OFFICE -- CONTINUED
  361,161  Equity Office Properties Trust                            11,589,656
  170,000  Highwood Properties Inc                                    4,295,900
   50,000  Kilroy Realty Corp                                         1,400,000
   62,800  Koger Equity Inc                                           1,083,300
  250,000  Mack-Cali Realty Corp                                      7,225,000
   65,000  Parkway Properties Inc                                     2,081,300
  100,000  Prentiss Properties Trust                                  2,833,000
    3,500  PS Business Parks Inc                                         98,945
  100,000  Reckson Associates Realty Corp                             2,290,000
   36,000  Reckson Associates Realty Corp, Class B                      880,200
   25,000  SL Green Realty Corp                                         732,500
                                                                    -----------
                                                                     50,552,826
                                                                    -----------
           REGIONAL MALLS -- 6.6%
   36,800  CBL & Associates Properties Inc                            1,152,576
   70,000  General Growth Properties                                  2,659,300
   47,400  Glimcher Realty Trust                                        857,940
   50,000  JP Realty Inc                                              1,135,000
   52,500  Macerich Co                                                1,299,375
   74,500  Mills Corp                                                 1,758,200
   42,500  Simon Property Group Inc                                   1,245,250
                                                                    -----------
                                                                     10,107,641
                                                                    -----------
           SELF STORAGE -- 1.1%
   35,700  Public Storage Inc                                         1,183,812
   15,000  Shurgard Storage Centers Inc                                 453,900
                                                                    -----------
                                                                      1,637,712
                                                                    -----------
           SHOPPING/POWER CENTER -- 2.4%
  103,500  Developers Diversified Realty Corp                         1,935,450
   49,000  JDN Realty Corp                                              565,950
   70,000  New Plan Excel Realty Trust                                1,235,500
                                                                    -----------
                                                                      3,736,900
                                                                    -----------
           TELECOMMUNICATIONS -- 0.0%
   17,500  Pinnacle Holdings Inc*                                        11,550
                                                                    -----------

              See accompanying notes to the financial statements.              3

GMO REIT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)   DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
                TRIPLE NET LEASING -- 0.4%
       25,000   iStar Financial Inc                                            673,250
                                                                         -------------

                TOTAL REAL ESTATE INVESTMENT TRUSTS
                (COST $124,721,607)                                        132,091,401
                                                                         -------------

                TOTAL REAL ESTATE INVESTMENTS (COST $143,860,718)          147,063,981
                                                                         -------------
                SHORT-TERM INVESTMENTS -- 11.1%
                CASH EQUIVALENTS -- 7.5%
      272,745   Dreyfus Money Market Fund, 3.66%(a)                            272,745
$     777,171   Fleet National Bank Note, 3.77%, due 10/31/01(a)               777,171
    4,417,290   Merrimac Money Market Fund, 3.76%(a)                         4,417,290
$   6,000,000   Prudential Master Note, 3.96%, due 9/06/01(a)                6,000,000
                                                                         -------------
                                                                            11,467,206
                                                                         -------------
                REPURCHASE AGREEMENT -- 3.6%
$   5,626,782   Salomon Smith Barney Inc. Repurchase Agreement, dated
                8/31/01, due 9/03/01, with a maturity value of
                $5,628,048, and an effective yield of 2.70%,
                collateralized by a U.S. Treasury Bill with a rate of
                0.00%, maturity date of 1/24/02 and market value of
                $5,740,000.                                                  5,626,782
                                                                         -------------

                TOTAL SHORT-TERM INVESTMENTS (COST $17,093,988)             17,093,988
                                                                         -------------
                TOTAL INVESTMENTS -- 107.2%
                (Cost $160,954,706)                                        164,157,969

                Other Assets and Liabilities (net) -- (7.2%)               (11,090,181)
                                                                         -------------
                TOTAL NET ASSETS -- 100.0%                               $ 153,067,788
                                                                         =============

                NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a)  Represents investments of security lending collateral (Note 1).

4             See accompanying notes to the financial statements.

GMO REIT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $11,190,150 (cost $160,954,706) (Note 1)                  $164,157,969
   Receivable for Fund shares sold                                 400,519
   Dividends and interest receivable                                86,140
   Receivable for expenses waived or borne by Manager (Note
    2)                                                               5,890
                                                              ------------
      Total assets                                             164,650,518
                                                              ------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)            11,467,206
   Payable to affiliate for (Note 2):
      Management fee                                                70,816
      Shareholder service fee                                       19,671
   Accrued expenses                                                 25,037
                                                              ------------
      Total liabilities                                         11,582,730
                                                              ------------
NET ASSETS                                                    $153,067,788
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $175,762,630
   Accumulated undistributed net investment income               4,348,837
   Accumulated net realized loss                               (30,246,942)
   Net unrealized appreciation                                   3,203,263
                                                              ------------
                                                              $153,067,788
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $153,067,788
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    13,776,453
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      11.11
                                                              ============

              See accompanying notes to the financial statements.              5

GMO REIT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $10,626)            $ 4,727,642
   Interest (including securities lending income of $11,902)      138,706
                                                              -----------
      Total income                                              4,866,348
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        395,548
   Audit fees                                                      18,768
   Custodian and transfer agent fees                               10,580
   Legal fees                                                       2,944
   Trustees fees (Note 2)                                             915
   Registration fees                                                  368
   Miscellaneous                                                    1,196
   Fees waived or borne by Manager (Note 2)                       (34,461)
                                                              -----------
                                                                  395,858

   Shareholder service fee (Note 2) - Class III                   109,874
                                                              -----------
      Net expenses                                                505,732
                                                              -----------
         Net investment income                                  4,360,616
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):

   Net realized loss on investments                            (1,326,981)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                14,295,264
                                                              -----------

      Net realized and unrealized gain                         12,968,283
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $17,328,899
                                                              ===========

6             See accompanying notes to the financial statements.

GMO REIT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  4,360,616      $  7,724,840
   Net realized loss                                         (1,326,981)       (4,969,800)
   Change in net unrealized appreciation (depreciation)      14,295,264        33,053,284
                                                           ------------      ------------
   Net increase in net assets from operations                17,328,899        35,808,324
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (6,625,410)       (6,731,698)
                                                           ------------      ------------
      Total distributions from net investment income         (6,625,410)       (6,731,698)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                               8,943,970       (16,163,879)
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                        8,943,970       (16,163,879)
                                                           ------------      ------------
      Total increase in net assets                           19,647,459        12,912,747
NET ASSETS:
   Beginning of period                                      133,420,329       120,507,582
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $4,348,837 and $6,613,631,
    respectively)                                          $153,067,788      $133,420,329
                                                           ============      ============

              See accompanying notes to the financial statements.              7

GMO REIT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   -------------------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999         1998        1997*
                                          ----------------  -----------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.31       $   8.26     $   9.13     $  12.92     $  12.62    $  10.00
                                              --------       --------     --------     --------     --------    --------

Income from investment operations:
   Net investment income                          0.29           0.60         0.51+        0.51+        0.53        0.24
   Net realized and unrealized
     gain (loss)                                  1.00           1.92        (0.87)       (3.36)        1.26        2.60
                                              --------       --------     --------     --------     --------    --------

      Total from investment operations            1.29           2.52        (0.36)       (2.85)        1.79        2.84
                                              --------       --------     --------     --------     --------    --------

Less distributions to shareholders:
   From net investment income                    (0.49)         (0.47)       (0.51)       (0.19)       (0.57)      (0.17)
   In excess of net investment income               --             --           --           --        (0.03)         --
   From net realized gains                          --             --           --        (0.75)       (0.89)      (0.05)
                                              --------       --------     --------     --------     --------    --------

      Total distributions                        (0.49)         (0.47)       (0.51)       (0.94)       (1.49)      (0.22)
                                              --------       --------     --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                $  11.11       $  10.31     $   8.26     $   9.13     $  12.92    $  12.62
                                              ========       ========     ========     ========     ========    ========
TOTAL RETURN(A)                                  12.58%++       30.86%       (4.69)%     (23.27)%      14.29%      28.49%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $153,068       $133,420     $120,508     $143,129     $374,774    $260,929
   Net expenses to average daily net
     assets                                       0.69%**        0.69%        0.69%        0.69%        0.69%       0.69%**
   Net investment income to average
     daily net assets                             5.95%**        5.85%        5.64%        4.60%        4.10%       4.72%**
   Portfolio turnover rate                           5%            11%          13%          59%          86%         21%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $   0.00(b)    $   0.01     $   0.01     $   0.03     $   0.03    $   0.02

(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 13, 2000, calculation excludes purchase premiums and redemption fees.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+    Computed using average shares outstanding throughout the period.
++   Not Annualized.
*    Period from May 31, 1996 (commencement of operations) to February 28, 1997.
**   Annualized

8             See accompanying notes to the financial statements.

GMO REIT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO REIT Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in or exposure to real estate investment trusts ("REIT"), which are managed vehicles that invest in real estate, real estate-related assets and other real estate related companies. The Fund's benchmark is the Morgan Stanley REIT Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an

GMO REIT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2001, the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $11,190,150, collateralized by cash in the amount of $11,467,206, which was invested in short-term instruments.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

GMO REIT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $8,368,927, $15,979,464 and $3,875,337 expiring in 2007, 2008 and 2009, respectively.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      The Fund's investments in REIT equity securities may at times result in the Fund's receipt of cash in excess of its interest in the REIT's earnings. The excess amount cannot be determined by the Fund at the time of receipt. If the Fund distributes amounts which are subsequently determined to exceed REIT earnings, such amounts would constitute a return of capital to Fund shareholders for federal income tax purposes.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO REIT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective October 13, 2000, the Fund no longer charges a purchase premium in connection with the purchase of Fund shares and no longer charges a redemption fee in connection with the sale of Fund shares. Prior to October 13, 2000, the premium on cash purchases and fee on redemptions of Fund shares was .50% of the amount invested or redeemed. All purchase premiums and redemption fees were paid to and recorded by the Fund as paid-in capital. For the period from March 1, 2000 through October 13, 2000, the Fund received $41,663 in purchase premiums, and $142,576 in redemption fees. There was no premium for reinvested distributions or in-kind transactions.

      INVESTMENT RISK
      There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, interest expense, and extraordinary expenses) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $915. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO REIT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $10,914,525 and $6,704,998, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $160,954,706     $15,260,970       $(12,057,707)     $3,203,263

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2001, 14.8% of the outstanding shares of the Fund were held by one shareholder.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended             Year Ended
                                                            August 31, 2001           February 28, 2001
                                                        ------------------------  -------------------------
                                                          Shares       Amount       Shares        Amount
         Class III:                                     -----------  -----------  -----------  ------------
         Shares sold                                      1,205,955  $13,021,176    1,380,513  $ 12,851,599
         Shares issued to shareholders
           in reinvestment of distributions                 394,723    4,278,804      480,290     4,620,387
         Shares repurchased                                (767,106)  (8,356,010)  (3,499,852)  (33,635,865)
                                                        -----------  -----------  -----------  ------------
         Net increase (decrease)                            833,572  $ 8,943,970   (1,639,049) $(16,163,879)
                                                        ===========  ===========  ===========  ============

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 98.5%
               AUTO & TRANSPORTATION -- 6.4%
       44,000  Airborne Inc                                                  596,640
       41,425  Arctic Cat Inc                                                664,871
       34,150  ArvinMeritor Inc                                              604,455
       36,200  Autoliv Inc                                                   720,018
       11,600  Bandag Inc                                                    343,708
       20,400  Borg Warner Automotive Inc                                  1,042,440
       26,700  CNF Transportation Inc                                        801,801
       33,300  Continental Airlines Inc, Class B*                          1,452,546
       73,400  Dana Corp                                                   1,438,640
       49,800  Dura Automotive Systems Inc*                                  697,200
       26,200  Fleetwood Enterprises Inc                                     387,760
       14,800  Goodyear Tire & Rubber Co                                     362,600
       32,875  Heartland Express Inc*                                        890,912
       40,300  Lear Corp*                                                  1,460,472
       15,600  Modine Manufacturing Co                                       447,252
       27,000  Northwest Airlines Corp*                                      569,160
       38,500  Offshore Logistics Inc*                                       727,650
        6,700  Oglebay Norton Co                                             133,665
       36,900  Paccar Inc                                                  2,040,570
       14,300  Polaris Industries Inc                                        720,005
       20,450  Smith (AO) Corp, Class B                                      344,582
       14,900  Superior Industries International Inc                         571,415
        2,000  Tidewater Inc                                                  62,220
       39,700  UAL Corp                                                    1,297,396
       32,200  Wisconsin Central Transport*                                  547,722
       31,300  Yellow Corp*                                                  832,893
                                                                        ------------
                                                                          19,758,593
                                                                        ------------
               AUTOMOTIVE -- 0.1%
       25,400  Visteon Corp                                                  434,340
                                                                        ------------
               BANKING AND FINANCIAL SERVICES -- 0.1%
       12,500  Republic Bancorp Inc                                          176,875
                                                                        ------------
               CONSUMER DISCRETIONARY -- 18.2%
       60,600  Allied Waste Industries Inc*                                1,098,678
       14,800  Amerco*                                                       296,740
       56,200  American Greetings Corp                                       742,964

              See accompanying notes to the financial statements.              1

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
       13,900  Anchor Gaming*                                                742,955
       20,600  Applebees International Inc                                   665,380
      102,100  Autonation Inc*                                             1,098,596
       60,000  Autozone Inc*                                               2,772,000
       25,350  Banta Corp                                                    760,246
       12,000  Black and Decker Corp                                         471,960
       43,300  Bob Evans Farms Inc                                           967,322
       50,000  Bowne and Co Inc                                              598,000
       26,540  Burlington Coat Factory Warehouse                             432,337
       30,400  Callaway Golf Co                                              550,848
       26,600  Catalina Marketing Corp*                                      873,278
       26,100  CBRL Group Inc                                                549,666
       22,600  Charter Communications Inc*                                   456,520
       26,200  Claire's Stores Inc                                           455,094
       10,900  CPI Inc                                                       206,991
        6,100  CSS Industries Inc*                                           155,550
       60,500  Dillard's Inc                                               1,082,950
       20,700  Dollar Thrifty Automotive Group Inc*                          362,250
       21,500  Dover Downs Entertainment Inc                                 303,580
       22,200  Dress Barn Inc*                                               514,818
       18,800  Fastenal Co                                                 1,236,100
       12,500  Footstar Inc*                                                 488,875
       28,800  Furniture Brands International Inc*                           751,104
       15,000  G TECH Holdings Corp*                                         494,700
       26,900  Galileo International Inc                                     836,590
       33,700  Goody's Family Clothing Inc*                                  161,760
       17,700  Harrahs Entertainment Inc*                                    505,866
       36,700  Hasbro Inc                                                    636,378
       17,700  Insight Communications Co Inc*                                403,383
        3,600  International Game Technology*                                192,672
       61,400  Intimate Brands Inc                                           844,864
       28,800  Jones Apparel Group Inc*                                      918,720
       16,500  Kellwood Co                                                   359,040
       27,700  Kelly Services, Class A                                       690,561
       12,000  Leggett & Platt Inc                                           282,240
       22,400  Liz Claiborne Inc                                           1,174,880
       85,000  Lone Star Steakhouse and Saloon Inc                         1,058,250
       32,700  Luby's Cafeterias Inc                                         287,106
       13,650  Marcus Corp                                                   189,735
       14,800  Maytag Corp                                                   454,804

2             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
       29,600  Mohawk Industries Inc*                                      1,320,160
       24,800  Neiman Marcus Group Inc, Class A*                             788,888
       29,800  NPC International Inc*                                        343,892
       39,300  Nu Skin Enterprises Inc*                                      269,205
        5,700  O'Reilly Automotive Inc*                                      177,840
      138,300  Office Depot Inc*                                           1,922,370
      108,700  OfficeMax Inc*                                                508,716
       32,200  Outback Steakhouse Inc*                                       941,850
       61,400  Park Place Entertainment Corp*                                652,682
       11,100  Payless ShoeSource Inc*                                       646,797
       19,200  Penn National Gaming Inc*                                     351,360
       31,500  Phillips Van Heusen                                           465,255
       43,700  Pier 1 Imports Inc                                            530,955
       21,400  Pittston Brinks Group                                         472,084
       20,400  Polo Ralph Lauren Corp*                                       483,888
       50,400  Prime Hospitality Corp*                                       578,592
       31,000  R.R. Donnelley and Sons                                       924,420
       27,900  Reebok International Ltd*                                     750,231
       63,700  Republic Services Inc, Class A*                             1,264,445
       49,400  Ross Stores Inc                                             1,447,420
       19,900  Russell Corp                                                  340,290
       44,000  Ryan's Family Steak Houses Inc*                               766,040
       92,400  Saks Inc*                                                     965,580
       61,400  Servicemaster Co                                              718,380
       87,300  Sinclair Broadcast Group, Class A*                            864,270
       23,300  Snap-On Inc                                                   593,218
       59,100  Spherion Corp*                                                538,401
       39,800  Spiegel Inc, Class A                                          401,980
       11,100  Springs Industries Inc, Class A                               509,379
       16,000  Stanley Works                                                 670,240
       31,000  Steven Madden Ltd*                                            457,560
       31,900  Tech Data Corp*                                             1,304,710
       15,600  Toys R Us Inc*                                                373,308
       52,600  Transportation World Entertainment Corp*                      452,360
       15,900  United Stationers Inc*                                        501,009
       48,300  Venator Group Inc*                                            866,985
       10,200  VF Corp                                                       352,614
       29,600  Wackenhut Corp*                                               506,160
       19,600  Wallace Computer Services                                     330,260
       14,400  Wendy's International Inc                                     408,816

              See accompanying notes to the financial statements.              3

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
       25,300  West Marine Inc*                                              313,214
       34,900  Wolverine World Wide Inc                                      649,489
      164,000  Wyndham International Inc, Class A*                           388,680
                                                                        ------------
                                                                          56,240,344
                                                                        ------------
               CONSUMER GOODS -- 0.3%
       17,600  International Flavors & Fragrances                            530,640
       18,800  Salton Inc*                                                   320,540
                                                                        ------------
                                                                             851,180
                                                                        ------------
               CONSUMER STAPLES -- 4.3%
        2,700  Farmer Brothers Co                                            623,700
       28,500  Fleming Cos Inc                                               843,600
       17,700  Hormel (Geo A) and Co                                         450,819
       53,800  IBP Inc                                                     1,345,000
       31,500  Ingles Markets Inc, Class A                                   409,185
       12,600  International Multifoods Corp                                 261,072
       29,000  Interstate Bakeries Corp                                      716,300
       10,800  Pepsi Bottling Group Inc                                      476,820
       64,300  PepsiAmericas Inc                                           1,009,510
        9,600  RJ Reynolds Tobacco Holdings                                  554,400
       16,000  Ruddick Corp                                                  268,000
          860  Seaboard Corp                                                 234,780
       24,650  Sensient Technologies Corp                                    542,054
       14,900  Smithfield Foods Inc*                                         659,325
        6,700  Suiza Foods Corp*                                             388,466
       65,000  Supervalu Inc                                               1,363,700
       90,800  Tyson Foods Inc, Class A                                      957,940
       19,200  Universal Corp                                                814,656
       17,200  UST Inc                                                       567,600
       38,200  Winn-Dixie Stores Inc                                         857,590
                                                                        ------------
                                                                          13,344,517
                                                                        ------------
               FINANCIAL SERVICES -- 29.6%
        7,500  Affiliated Computer Services Inc*                             613,275
       20,100  Allmerica Financial Corp                                    1,070,727
        4,400  AMBAC Inc                                                     260,480
       22,700  American Financial Group Inc                                  531,634
       10,500  American National Insurance Co                                828,555

4             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       21,144  Arden Realty Group Inc, REIT                                  562,430
       21,100  Argonaut Group Inc                                            371,149
       19,500  Associated Banc Corp                                          661,245
       55,700  Associated Estates Realty Capital                             545,860
       33,600  Astoria Financial Corp                                      1,982,400
       17,900  Baldwin and Lyons Inc, Class B                                396,485
       32,100  Bancwest Corp                                               1,120,611
       18,100  BankAtlantic Bancorp Inc                                      166,882
       58,900  Banknorth Group Inc                                         1,295,800
       14,600  Berkley (WR) Corp                                             556,260
       20,107  BOK Financial Corporation*                                    608,639
       86,900  Boykin Lodging Company, REIT                                  999,350
       27,400  Capstead Mortgage Corp                                        660,614
       19,123  CarrAmerica Realty Corp, REIT                                 615,378
       36,300  Cash American Investments Inc                                 306,735
       13,103  CBL & Associates Properties Inc, REIT                         410,386
        8,400  Coastal Bancorp Inc                                           301,560
       49,400  Colonial BancGroup Inc                                        666,900
       11,865  Commerce Bancshares Inc                                       479,227
       21,400  Commerce Group Inc                                            800,360
       26,800  Commercial Federal Corp                                       675,360
       56,300  Commercial Net Lease Realty                                   731,900
       52,800  Compass Bankshares Inc                                      1,407,120
       81,200  Conseco Inc*                                                  745,416
       60,300  Corrections Corporation Of America*                           877,365
       12,100  Corus Bancshares Inc                                          599,071
        9,400  Countrywide Credit Industries Inc                             390,100
       18,008  Crescent Real Estate Equities, REIT                           424,088
       12,299  Delphi Financial Group Inc                                    441,780
       65,500  Deluxe Corp                                                 2,149,710
       13,300  Dime Bancorp Inc                                              513,380
       28,900  Doral Financial Corp                                          952,544
       16,416  Downey Financial Corp                                         783,864
       47,700  Edwards (AG) Inc                                            1,946,160
       29,900  Electro Rent Corp*                                            454,480
       45,300  Entertainment Properties Trust, REIT                          772,365
       45,100  Equity Inns Inc                                               411,763
       13,900  Erie Indemnity Co, Class A                                    502,346
       42,264  Felcor Lodging Trust Inc, REIT                                888,812
       39,987  Fidelity National Financial Inc                               969,285

              See accompanying notes to the financial statements.              5

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       39,050  First American Financial Corp                                 714,615
       13,700  First Bancorp Puerto Rico                                     381,545
        5,700  First Citizens Bancshares, Class A                            582,597
       20,800  First Federal Financial Corp*                                 603,200
       27,000  First Tennessee National Corp                                 869,670
       14,300  GATX Corp                                                     561,418
       39,973  Glenborough Realty Trust Inc, REIT                            829,440
       13,300  Golden State Bancorp                                          399,266
       11,200  Greenpoint Financial Corp                                     442,400
       17,600  Harleysville Group Inc                                        426,800
       34,800  Healthcare Realty Trust Inc, REIT                             910,368
       23,100  Heller Financial Inc                                        1,230,306
       70,700  Hibernia Corp, Class A                                      1,222,403
       26,162  Highwood Properties Inc, REIT                                 661,114
       26,601  Hospitalities Properties Trust, REIT                          758,661
       15,300  Host Marriott Corp, REIT                                      195,840
      170,100  HRPT Properties Trust, REIT                                 1,484,973
       27,900  Huntington Bancshares Inc                                     507,222
       75,200  IndyMac Bancorp Inc*                                        1,983,024
       45,500  Innkeepers USA Trust                                          520,975
       14,800  Interactive Data Corp                                         176,120
       31,500  Interpool Inc                                                 548,100
       41,900  IRT Property Co                                               440,788
       51,625  iStar Financial Inc, REIT                                   1,390,261
       14,600  Jefferies Group Inc                                           486,180
       20,900  JP Realty Inc, REIT                                           474,430
       18,400  Kansas City Life Insurance Co                                 712,816
       35,600  Knight Trading Group Inc*                                     370,240
       15,600  Koger Equity Inc                                              269,100
       11,800  LaBranche & Co Inc*                                           309,868
       18,000  Landamerica Financial Group Inc                               566,640
       33,900  Lasalle Hotel Properties                                      583,080
       24,900  Lexington Corporate Properties Trust                          351,090
       22,400  Liberty Financial Cos                                         732,480
        9,500  M & T Bank Corp                                               690,175
       27,406  Mack-Cali Realty Corp, REIT                                   792,033
       22,400  Mercury General Corp                                          880,320
       20,100  Mony Group Inc                                                703,500
       15,000  National Commerce Financial Corp                              380,400
       53,800  National Health Investors*                                    728,990

6             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       40,500  Nationwide Health Properties Inc                              749,655
       16,650  Neuberger Berman Inc                                          727,938
       23,600  New Century Financial Corp*                                   244,260
       97,689  New Plan Excel Realty Trust, REIT                           1,724,211
       13,100  New York Community Bancorp Inc                                486,403
       22,600  North Fork Bancorp                                            673,480
       55,400  Old Republic International Corp                             1,487,490
       34,200  Pacific Century Financial Corp                                893,304
       18,652  Pan Pacific Retail Property Inc                               489,428
       15,100  Parkway Properties Inc, REIT                                  483,502
       29,450  PMI Group Inc                                               1,920,140
       19,256  Prentiss Properties Trust, REIT                               545,522
       22,900  Presidential Life Corp                                        443,344
       31,800  Prime Group Realty Trust                                      459,192
       41,200  Protective Life Corp                                        1,228,996
       14,592  PS Business Parks Inc, REIT                                   412,516
       40,700  R & G Financial Corp, Class B                                 703,703
       29,200  Radian Group Inc                                            1,171,212
       26,175  Raymond James Financial Corp                                  741,276
       45,300  RFS Hotel Investors Inc, REIT                                 611,550
       33,600  Riggs National Corp                                           568,176
        7,543  RLI Corp                                                      337,021
       33,900  Ryder System Inc                                              765,801
       53,100  Safeco Corp                                                 1,597,248
       20,700  Selective Insurance Group                                     519,984
       36,800  Senior Housing Properties Trust, REIT                         507,472
      187,396  Sovereign Bancorp Inc                                       2,076,348
       23,500  Sovran Self Storage, REIT                                     629,800
       10,157  Storage USA Inc, REIT                                         382,919
        8,000  Student Loan Group                                            604,800
       18,200  Tanger Factory Outlet Centers Inc                             399,490
       22,500  TCF Financial Corp                                          1,021,500
       52,500  Thornburg Mortgage Inc                                        823,200
       28,500  Torchmark Corp                                              1,203,840
        5,500  Transatlantic Holding Inc                                     403,425
       34,900  UICI*                                                         523,500
       14,901  UMB Financial Corp                                            620,925
        9,100  Value Line Inc                                                400,400
       30,750  Washington Federal Inc                                        763,215

              See accompanying notes to the financial statements.              7

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       35,400  WSFS Financial Corp                                           644,634
                                                                        ------------
                                                                          91,313,119
                                                                        ------------
               HEALTH CARE -- 5.9%
       29,400  Ameripath Inc*                                                976,962
       21,386  AmerisourceBergen Corp*                                     1,378,114
       12,500  Arrow International Inc                                       460,125
      120,100  Beverly Enterprises Inc*                                    1,201,000
       24,300  DaVita Inc*                                                   501,795
       25,000  Dentsply International Inc                                  1,115,500
        7,800  Express Scripts Inc, Class A*                                 417,456
       43,000  Health Care Inc                                             1,064,680
       91,610  Health Net Inc*                                             1,728,681
       39,800  Healthsouth Corp*                                             719,584
       11,500  Henry Schein Inc*                                             417,680
       75,100  Humana Inc*                                                   901,200
       22,200  ICN Pharmaceuticals Inc                                       653,790
       15,600  Invacare Corp                                                 623,220
       44,200  Manor Care Inc*                                             1,243,346
       26,500  Mid Atlantic Medical Services Inc*                            556,500
       39,500  Omnicare Inc                                                  944,840
       40,200  Pacificare Health Systems Inc*                                590,940
       10,200  Pharmaceutical Product Development Inc*                       307,632
        6,700  Quest Diagnostics Inc*                                        419,755
        4,300  St Jude Medical Inc*                                          295,840
       19,700  Steris Corp*                                                  426,308
       15,300  Trigon Healthcare Inc*                                        990,675
       48,500  U.S. Oncology Inc*                                            411,280
                                                                        ------------
                                                                          18,346,903
                                                                        ------------
               INTEGRATED OILS -- 0.2%
       46,600  Tesoro Petroleum Corp*                                        609,528
                                                                        ------------
               MATERIALS & PROCESSING -- 9.1%
       16,200  Airgas Inc*                                                   227,610
       70,800  AK Steel Holding Corp                                         921,816
       20,800  Albemarle Corp                                                439,712
       30,900  Allegheny Technologies Inc                                    571,650
       12,400  Barnes Group Inc                                              279,000

8             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- CONTINUED
       15,200  Carpenter Technology Corp                                     440,496
       30,000  Cleveland Cliffs Inc                                          504,000
       12,700  Commercial Metals Co                                          398,780
       28,500  CompX International Inc                                       344,850
       20,000  Corn Products International Inc                               660,000
       24,300  Cytec Industries Inc*                                         802,386
       78,600  Engelhard Corp                                              2,053,818
       12,850  Ferro Corp                                                    294,265
       21,200  Fluor Corp                                                    960,996
       21,400  Great Lakes Chemical Corp                                     533,930
       21,800  Greif Brothers Corp                                           665,772
       17,100  Harsco Corp                                                   605,340
       52,900  Hercules Inc                                                  597,770
       48,300  IMC Global Inc                                                570,423
       13,700  Kaydon Corp                                                   322,635
       48,100  Lafarge Corp                                                1,767,194
       32,900  Louisiana Pacific Corp                                        349,398
       22,400  Lubrizol Corp                                                 805,952
       58,900  Lyondell Petro Chemical Co                                    801,629
       31,700  Millenium Chemicals Inc                                       426,048
       17,800  Mueller Industries Inc*                                       618,550
        8,500  NCH Corp                                                      375,700
        7,300  Nucor Corp                                                    354,780
       26,400  Olin Corp                                                     437,184
       10,600  Phelps Dodge Corp                                             417,640
       15,900  Precision Castparts Corp                                      546,006
       15,500  Quanex Corp                                                   409,045
       23,900  Rock-Tenn Co, Class A                                         316,675
       58,900  RPM Inc                                                       649,078
       33,000  Security Capital Group Inc, Class B, REIT*                    684,750
       53,500  Sherwin Williams Co                                         1,211,775
       47,400  Sonoco Products Co                                          1,230,504
       22,800  Southern Peru Copper Corp                                     273,600
       15,900  Stepan Co                                                     367,290
       15,400  Texas Industries Inc                                          639,408
       33,400  Timken Co                                                     501,000
       78,700  USX-US Steel Group Inc                                      1,565,343
       11,100  Valmont Industries Inc                                        194,805
       33,900  Wausau-Mosinee Paper Corp                                     425,784

              See accompanying notes to the financial statements.              9

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- CONTINUED
       15,700  York International Corp                                       596,600
                                                                        ------------
                                                                          28,160,987
                                                                        ------------
               OTHER -- 2.5%
       43,500  Brunswick Corp                                                947,865
       14,600  Carlisle Cos Inc                                              516,110
       31,350  Crane Co                                                      880,622
       17,300  FMC Corp*                                                   1,081,077
       16,100  Hillenbrand Industries Inc                                    874,230
        5,300  ITT Industries Inc                                            239,295
       20,000  Kaman Corp, Class A                                           264,600
       19,100  National Service Industries                                   450,760
        5,800  Sequa Corp, Class A*                                          305,660
       19,800  Teleflex Inc                                                  974,160
       30,700  Trinity Industries Inc                                        765,044
       89,820  US Industries Inc                                             333,232
                                                                        ------------
                                                                           7,632,655
                                                                        ------------
               OTHER ENERGY -- 1.5%
       29,300  Arch Coal Inc                                                 533,260
       35,500  Ashland Inc                                                 1,505,200
       20,400  Clayton Williams Energy Inc*                                  239,292
        7,200  EOG Resources Inc                                             227,664
       10,400  Seacor Smit Inc*                                              483,496
       20,592  Ultramar Diamond Shamrock Corp                              1,063,371
        7,800  Valero Energy Corp                                            323,700
       24,000  XTO Energy Inc                                                338,400
                                                                        ------------
                                                                           4,714,383
                                                                        ------------
               PAPER AND ALLIED PRODUCTS -- 0.2%
       26,400  Smurfit-Stone Container Corp*                                 455,664
                                                                        ------------
               PHARMACEUTICALS -- 0.1%
       11,200  Quintiles Transnational Corp*                                 196,112
        4,500  Sigma Aldrich Corp                                            205,245
                                                                        ------------
                                                                             401,357
                                                                        ------------

              See accompanying notes to the financial statements.
10

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PRODUCER DURABLES -- 9.3%
       60,100  Agco Corp                                                     706,175
       56,400  Axcelis Technologies Inc*                                     786,780
       18,500  Belden Inc                                                    424,575
       28,650  Cable Design Technologies Corp*                               393,938
       40,000  Centex Corp                                                 1,752,000
       69,412  Clayton Homes Inc                                           1,062,698
       22,100  Cooper Industries Inc                                       1,240,915
       15,000  Cummins Engine Inc                                            566,250
        9,700  Curtiss Wright Corp                                           469,480
       16,800  Diebold Inc                                                   634,200
       25,300  Donaldson Co Inc                                              755,205
       18,400  Esterline Corp*                                               368,920
       59,900  General Cable Corp                                            906,886
       26,500  HON Industries Inc                                            642,095
       66,025  Horton (DR) Inc                                             1,666,471
       12,800  Hubbell Inc, Class B                                          372,864
       49,000  KB HOME                                                     1,586,130
       19,300  Kennametal Inc                                                752,700
       23,600  Kimball International, Class B                                357,304
       44,300  Lennar Corp                                                 1,973,565
       19,600  Lincoln Electric Holdings Inc                                 441,000
       23,100  MDC Holdings Inc                                              704,550
       23,300  Measurements Specialties Inc*                                 355,325
       46,600  Milacron Inc                                                  838,800
       11,300  Mine Safety Appliances                                        376,290
       16,700  Nacco Industries Inc, Class A                               1,073,977
        1,700  NVR Inc*                                                      273,700
       17,500  Pentair Inc                                                   656,250
       50,628  Pulte Corp                                                  1,916,270
        3,300  Ryland Group Inc                                              177,540
       33,000  Standard Pacific Corp                                         774,510
       13,200  Standex International Corp                                    306,240
       27,900  Steelcase Inc                                                 382,230
       10,000  Tecumseh Products Co                                          489,800
        8,700  Tecumseh Products Co, Class B                                 394,110
       28,900  Toll Brothers Inc*                                          1,063,520
       28,700  UCAR International Inc*                                       364,490
       18,800  Watts Industries Inc, Class A                                 278,240

              See accompanying notes to the financial statements.             11

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PRODUCER DURABLES -- CONTINUED
        3,400  Woodward Governor Co                                          244,630
                                                                        ------------
                                                                          28,530,623
                                                                        ------------
               REGIONAL MALLS -- 0.1%
       18,803  Glimcher Realty Trust, REIT                                   340,334
                                                                        ------------
               RETAIL TRADE -- 0.1%
        7,800  Barnes & Noble Inc*                                           315,666
                                                                        ------------
               TECHNOLOGY -- 4.2%
       52,900  Alliance Semiconductor Corp*                                  536,935
       21,900  Ametek Inc                                                    668,169
       50,500  Arrow Electronics Inc*                                      1,352,895
       32,900  Avnet Inc                                                     792,232
       63,900  Ceridian Corp*                                              1,242,855
       28,000  Compuware Corp*                                               341,880
        7,300  Electronics For Imaging Inc*                                  149,358
       17,300  Harris Corp                                                   507,409
      124,600  Ingram Micro Inc*                                           1,869,000
       20,900  Microchip Technology Inc*                                     745,921
       17,000  Peoplesoft Inc*                                               586,160
       24,500  Pomeroy Computer Resources Inc*                               340,550
       38,600  Reynolds & Reynolds Inc, Class A                              961,140
       12,000  Sabre Group Holding Inc*                                      506,160
       39,700  Storage Technology Corp*                                      567,710
       22,800  Synopsys Inc*                                               1,051,992
      153,500  Western Digital Corp*                                         488,130
       54,728  Zilog Inc*(a)                                                 136,393
                                                                        ------------
                                                                          12,844,889
                                                                        ------------
               UTILITIES -- 6.3%
       10,600  Allegheny Energy Inc                                          467,248
       30,800  Avista Corp                                                   501,116
        9,900  Black Hills Corp                                              314,325
       13,900  CH Energy Group Inc                                           571,290
       39,600  CMS Energy Corp                                               929,016
       33,550  Connectiv Inc                                                 798,490
       13,300  DQE Inc                                                       281,960
       42,100  Energy East Corp                                              886,626

12            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
       12,200  General Public Utilities Inc                                  465,796
        9,800  Hawaiian Electric Industries Inc                              388,864
       23,300  Kansas City Power and Light Co                                584,364
       11,300  Nicor Inc                                                     437,988
       34,800  NiSource Inc                                                  877,308
       20,600  Northwestern Corp                                             456,290
       26,400  OGE Energy Corp                                               579,480
       35,000  Oneok Inc                                                     567,000
       20,500  Pinnacle West Capital Corp                                    914,505
       39,100  Potomac Electric Power Co                                     879,359
       12,900  PPL Corp                                                      559,215
       30,200  Public Service Co of New Mexico                               857,680
       25,800  Puget Energy Inc                                              639,324
       33,500  Questar Corp                                                  758,440
       17,000  RGS Energy Group Inc                                          655,350
       21,400  SCANA Corp                                                    579,298
       10,400  Sempra Energy                                                 281,736
       13,300  Teco Energy Inc                                               381,577
       27,840  UniSource Energy Corp                                         462,144
       13,500  Utilicorp United Inc                                          434,160
       42,600  Western Resources Inc                                         775,320
       49,200  Wisconsin Energy Corp                                       1,185,720
        8,900  WPS Resources Corp                                            297,260
       27,300  Xcel Energy Inc                                               748,020
                                                                        ------------
                                                                          19,516,269
                                                                        ------------

               TOTAL COMMON STOCKS (COST $270,139,735)                   303,988,226
                                                                        ------------

              See accompanying notes to the financial statements.             13

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               RIGHTS AND WARRANTS -- 0.0%
               CONSUMER DISCRETIONARY -- 0.0%
        6,934  Sunbeam Corporation Warrants, Expires 08/24/03*                   278
                                                                        ------------
               TOTAL RIGHTS AND WARRANTS (COST $4,334)                           278
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 8.9%
               CASH EQUIVALENTS -- 8.1%
$   1,324,282  Fleet National Bank Note, 3.77%, due 10/31/01(b)            1,324,282
    9,251,487  Merrimac Money Market Fund, 3.76%(b)                        9,251,487
$  14,300,000  Prudential Securities Group, Inc. Master Note, 3.96%,
                 due 9/06/01(b)                                           14,300,000
                                                                        ------------
                                                                          24,875,769
                                                                        ------------
               U.S. GOVERNMENT -- 0.3%
$     910,000  U.S. Treasury Bill, 3.53%, due 12/06/01(c)                    902,290
                                                                        ------------
               REPURCHASE AGREEMENT -- 0.5%
$   1,680,136  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/31/01, due 9/03/01, with a maturity value of
               $1,680,514, and an effective yield of 2.70%,
               collateralized by a U.S. Treasury Bill with a rate of
               0.00%, maturity date of 1/24/02 and market value of
               $1,720,000.                                                 1,680,136
                                                                        ------------
               TOTAL SHORT-TERM INVESTMENTS (COST $27,457,559)            27,458,195
                                                                        ------------
               TOTAL INVESTMENTS -- 107.4%
               (Cost $297,601,628)                                       331,446,699

               Other Assets and Liabilities (net) -- (7.4%)              (22,964,864)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $308,481,835
                                                                        ============
               NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

*    Non-income producing security.
(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
(b)  Represents investments of security lending collateral (Note 1).
(c) All or a portion of this security has been segregated to cover margin requirements on financial future contracts (Note 6).

14            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $23,812,429 (cost $297,601,628) (Note 1)                  $331,446,699
   Receivable for investments sold                              14,457,885
   Receivable for Fund shares sold                                   2,374
   Dividends and interest receivable                               502,204
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                  1,125
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              11,563
                                                              ------------
      Total assets                                             346,421,850
                                                              ------------

LIABILITIES:
   Payable for investments purchased                            12,889,260
   Payable upon return of securities loaned (Note 1)            24,875,769
   Payable to affiliate for (Note 2):
      Management fee                                                88,843
      Shareholder service fee                                       40,383
   Accrued expenses                                                 45,760
                                                              ------------
      Total liabilities                                         37,940,015
                                                              ------------
NET ASSETS                                                    $308,481,835
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $277,908,229
   Accumulated undistributed net investment income                 968,660
   Accumulated net realized loss                                (4,239,946)
   Net unrealized appreciation                                  33,844,892
                                                              ------------
                                                              $308,481,835
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $308,481,835
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    21,137,106
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      14.59
                                                              ============

              See accompanying notes to the financial statements.             15

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $  3,344,781
   Interest (including securities lending income of $42,404)       223,457
                                                              ------------
      Total income                                               3,568,238
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                         520,086
   Custodian and transfer agent fees                                41,860
   Audit fees                                                       20,056
   Legal fees                                                        6,624
   Trustees fees (Note 2)                                            2,024
   Registration fees                                                    61
   Miscellaneous                                                     2,859
   Fees waived or borne by Manager (Note 2)                        (72,740)
                                                              ------------
                                                                   520,830
   Shareholder service fee (Note 2) - Class III                    236,403
                                                              ------------
      Net expenses                                                 757,233
                                                              ------------
         Net investment income                                   2,811,005
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               18,130,510
      Closed futures contracts                                    (384,831)
                                                              ------------

         Net realized gain                                      17,745,679
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                               (1,072,188)
      Open futures contracts                                       392,217
                                                              ------------

         Net unrealized loss                                      (679,971)
                                                              ------------

      Net realized and unrealized gain                          17,065,708
                                                              ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 19,876,713
                                                              ============

16            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,811,005      $  5,288,094
   Net realized gain (loss)                                  17,745,679        (1,137,583)
   Change in net unrealized appreciation (depreciation)        (679,971)       56,143,560
                                                           ------------      ------------
   Net increase in net assets from operations                19,876,713        60,294,071
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (2,167,476)       (5,193,595)
                                                           ------------      ------------
      Total distributions from net investment income         (2,167,476)       (5,193,595)
                                                           ------------      ------------
   Net realized gains
      Class III                                              (1,429,208)      (15,231,984)
                                                           ------------      ------------
      Total distributions from net realized gains            (1,429,208)      (15,231,984)
                                                           ------------      ------------
   In excess of net realized gains
      Class III                                                      --        (6,663,993)
                                                           ------------      ------------
      Total distributions in excess of net realized
       gains                                                         --        (6,663,993)
                                                           ------------      ------------
                                                             (3,596,684)      (27,089,572)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (12,976,356)        6,196,120
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (12,976,356)        6,196,120
                                                           ------------      ------------
      Total increase in net assets                            3,303,673        39,400,619
NET ASSETS:
   Beginning of period                                      305,178,162       265,777,543
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $968,660 and $325,131,
    respectively)                                          $308,481,835      $305,178,162
                                                           ============      ============

              See accompanying notes to the financial statements.             17

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   ---------------------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999         1998         1997
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  13.86       $  12.41     $  11.69     $  18.28     $  15.89     $  13.89
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.13           0.23         0.15         0.18         0.27         0.28
   Net realized and unrealized gain
     (loss)                                       0.77           2.38         1.11        (2.50)        4.85         2.32
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            0.90           2.61         1.26        (2.32)        5.12         2.60
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.10)         (0.20)       (0.14)       (0.19)       (0.29)       (0.27)
   From net realized gains                       (0.07)         (0.67)       (0.40)       (4.08)       (2.44)       (0.33)
   In excess of net realized gains                  --          (0.29)          --           --           --           --
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.17)         (1.16)       (0.54)       (4.27)       (2.73)       (0.60)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  14.59       $  13.86     $  12.41     $  11.69     $  18.28     $  15.89
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(A)                                   6.50%++       22.14%       10.66%      (14.74)%      34.43%       19.12%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $308,482       $305,178     $265,778     $347,684     $769,612     $655,373
   Net expenses to average daily net
     assets                                       0.48%**        0.48%        0.48%        0.48%        0.48%        0.48%
   Net investment income to average
     daily net assets                             1.78%**        1.73%        1.12%        0.99%        1.51%        2.15%
   Portfolio turnover rate                          34%           111%          50%          49%          56%          58%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:          --(c)      $   0.01     $   0.01     $   0.04     $   0.04     $   0.03
   Purchase and redemption fees
     consisted of the following per
     share amounts: (b)                       $   0.01       $   0.03           --           --           --           --

(a) The total returns would have been lower had certain expenses not not been waived during the period shown. Calculation excludes purchase premiums and redemption fees.
(b) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.
(c) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
**   Annualized.
++   Not annualized.

18            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Small Cap Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital. The Fund's benchmark is Russell 2500 Value Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2001.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $23,812,429, collateralized by cash in the amount of $24,875,769, which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2001 the Fund held no open swap contracts.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. Effective October 13, 2000, if the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redmption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 28, 2001 and the six months ended August 31, 2001, the Fund received $367,790 and $34,342 in purchase premiums, respectively and $359,301 and $113,421 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust, interest expense, and extraordinary expenses) exceed the management fee.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $2,024. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $102,318,438 and $108,531,346 respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $297,601,628     $47,883,369       $(14,038,298)    $33,845,071

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 30.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended               Year Ended
                                                             August 31, 2001           February 28, 2001
                                                        -------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class III:                                     -----------  ------------  ------------  ------------
         Shares sold                                        551,562  $  7,730,576     5,801,130  $ 74,214,590
         Shares issued to shareholders
           in reinvestment of distributions                 196,087     2,783,714     1,979,472    25,105,281
         Shares repurchased                              (1,634,730)  (23,490,646)   (7,179,347)  (93,123,751)
                                                        -----------  ------------  ------------  ------------
         Net increase (decrease)                           (887,081) $(12,976,356)      601,255  $  6,196,120
                                                        ===========  ============  ============  ============

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2001 is as follows:

      FUTURES CONTRACTS

         Number of                                                                     Contract    Net Unrealized
         Contracts                      Type                        Expiration Date      Value      Depreciation
         ---------  ---------------------------------------------  -----------------  -----------  --------------
             Buys
                5   Russell 2000                                     September 2001   $1,172,875       $(179)
                                                                                                       =====

      At August 31, 2001, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO CORE PLUS BOND FUND (FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

           PAR VALUE    DESCRIPTION                                          VALUE ($)
----------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 27.6%
                        ALBANIA -- 2.1%
USD         15,681,227  Republic of Albania Par Bond, Zero Coupon, due
                          08/31/25                                             3,214,652
                                                                            ------------
                        AUSTRIA -- 3.6%
GBP            500,000  Bank Austria AG Series EMTN, 8.38%, due 11/04/11         843,611
USD          4,175,000  Bank Austria AG, 144A, 7.25%, due 02/15/17             4,486,873
                                                                            ------------
                                                                               5,330,484
                                                                            ------------
                        CAYMAN ISLANDS -- 2.5%
CAD          1,000,000  Government of Canada (Cayman), 7.25%, due 06/01/08       695,116
USD          3,000,000  Pemex Finance Ltd. Series 1A1 Class A2, AMBAC
                          144A, 6.30%, due 05/15/10                            3,037,020
                                                                            ------------
                                                                               3,732,136
                                                                            ------------
                        CHILE -- 0.5%
USD            750,000  Banco Santander, Series MBIA, 6.50%, due 11/01/05        767,550
                                                                            ------------
                        SWEDEN -- 0.4%
SEK          6,200,000  Kingdom of Sweden, 6.00%, due 02/09/05                   618,196
                                                                            ------------
                        UNITED STATES -- 18.5%
                        CORPORATE DEBT -- 1.1%
USD          1,600,000  Ford Motor Credit, 6.88%, due 02/01/06                 1,651,664
                                                                            ------------
                        U.S. GOVERNMENT -- 11.4%
USD         10,100,000  U.S. Treasury 0.00% Receipts, due 02/15/10(a)          6,237,603
USD         10,100,000  U.S. Treasury 0.00% Receipts, due 02/15/12(a)          5,454,838
USD         10,100,000  U.S. Treasury 0.00% Receipts, due 08/15/12(a)          5,275,133
                                                                            ------------
                                                                              16,967,574
                                                                            ------------
                        U.S. GOVERNMENT AGENCY -- 6.0%
USD          9,000,000  Federal Home Loan Bank,
                          Variable Rate, CPI + 3.15%, 5.22%, due
                          02/15/02(b)                                          8,958,600
                                                                            ------------

                        TOTAL UNITED STATES                                   27,577,838
                                                                            ------------

                        TOTAL DEBT OBLIGATIONS (COST $40,058,147)             41,240,856
                                                                            ------------

              See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND (FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

            SHARES/
           PRINCIPAL
            AMOUNT      DESCRIPTION                                          VALUE ($)
----------------------------------------------------------------------------------------
                        MUTUAL FUNDS -- 70.2%
             3,780,404  GMO Alpha LIBOR Fund                                 100,218,514
               504,571  GMO Emerging Country Debt Fund                         4,611,778
                                                                            ------------
                        TOTAL MUTUAL FUNDS (COST $103,308,049)               104,830,292
                                                                            ------------
                        CALL OPTIONS PURCHASED -- 0.6%
                        CROSS CURRENCY OPTIONS -- 0.6%
EUR         10,200,000  JPY Put/Euro Call, Expires 11/27/01, Strike 98.12        881,166
                                                                            ------------
                        OPTIONS ON CURRENCY -- 0.0%
USD         13,300,000  JPY Call, Expires 11/09/01, Strike 114.00                 66,917
                                                                            ------------

                        TOTAL CALL OPTIONS PURCHASED (COST $382,114)             948,083
                                                                            ------------
                        PUT OPTIONS PURCHASED -- 0.0%
                        OPTIONS ON CURRENCY -- 0.0%
USD         13,300,000  JPY Put, Expires 11/09/01, Strike 131.00                   3,626
                                                                            ------------

                        TOTAL PUT OPTIONS PURCHASED (COST $38,570)                 3,626
                                                                            ------------

           PAR VALUE
         -------------
                        SHORT-TERM INVESTMENTS -- 0.3%
                        REPURCHASE AGREEMENT -- 0.3%
USD            449,944  Salomon Smith Barney Inc. Repurchase Agreement,
                        dated 8/31/01, due 9/03/01, with a maturity value
                        of $450,045, and an effective yield of 2.70%,
                        collateralized by a U.S. Treasury Bill with a rate
                        of 0.00%, maturity date of 1/24/02 and market
                        value of $460,000.                                       449,944
                                                                            ------------

                        TOTAL SHORT-TERM INVESTMENTS (COST $449,944)             449,944
                                                                            ------------
                        TOTAL INVESTMENTS -- 98.7%
                        (Cost $144,236,824)                                  147,472,801

                        Other Assets and Liabilities (net) -- 1.3%             1,968,233
                                                                            ------------
                        TOTAL NET ASSETS -- 100.0%                          $149,441,034
                                                                            ============

              See accompanying notes to the financial statements.
2

GMO CORE PLUS BOND FUND (FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:
144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation

CPI - Consumer Price Index

EMTN - Euromarket Medium Term Note

MBIA - Insured as to the payment of principal and interest by Municipal Bond Investors Assurance

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2001, which are subject to change based on the terms of the security.

CURRENCY ABBREVIATIONS:

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
SEK - Swedish Krona
USD - United States Dollar

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

              See accompanying notes to the financial statements.              3

GMO CORE PLUS BOND FUND (FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $144,236,824) (Note 1)         $147,472,801
   Interest receivable                                             258,434
   Net receivable for open forward foreign currency
    contracts (Notes 1 and 6)                                      198,812
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 40,200
   Receivable for open swap contracts (Notes 1 and 6)            1,542,058
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              13,658
                                                              ------------
      Total assets                                             149,525,963
                                                              ------------

LIABILITIES:
   Due to custodian                                                  1,198
   Written options outstanding, at value (premiums $149,421)
    (Notes 1 and 6)                                                  3,706
   Payable to affiliate for (Note 2):
      Management fee                                                31,420
      Shareholder service fee                                       18,852
   Accrued expenses                                                 29,753
                                                              ------------
      Total liabilities                                             84,929
                                                              ------------
  NET ASSETS                                                  $149,441,034
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $142,878,847
   Accumulated undistributed net investment income               2,608,600
   Accumulated net realized loss                                (1,127,716)
   Net unrealized appreciation                                   5,081,303
                                                              ------------
                                                              $149,441,034
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $149,441,034
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    14,254,421
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      10.48
                                                              ============

4             See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND (FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $ 1,568,273
   Dividends from investment company shares                     1,225,218
                                                              -----------
      Total income                                              2,793,491
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        189,252
   Custodian and transfer agent fees                               29,992
   Audit fees                                                      24,932
   Legal fees                                                       2,668
   Trustees fees (Note 2)                                             920
   Registration fees                                                  736
   Miscellaneous                                                    1,188
   Fees waived or borne by Manager (Note 2)                       (60,002)
                                                              -----------
                                                                  189,686
   Indirectly incurred fees waived or borne by Manager            (15,167)
                                                              -----------
                                                                  174,519
                                                              -----------
   Shareholder service fee (Note 2) - Class III                   113,551
   Shareholder service fee waived - Class III                      (5,617)
                                                              -----------
                                                                  107,934
                                                              -----------
      Net expenses                                                282,453
                                                              -----------
         Net investment income                                  2,511,038
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                 421,094
      Closed futures contracts                                 (1,656,489)
      Closed swap contracts                                     3,807,623
      Written options                                             136,715
      Foreign currency, forward contracts and foreign
      currency related transactions                              (811,111)
                                                              -----------
         Net realized gain                                      1,897,832
                                                              -----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                               1,542,196
      Open futures contracts                                      836,194
      Open swap contracts                                        (517,365)
      Written options                                              25,371
      Foreign currency, forward contracts and foreign
      currency related transactions                               181,650
                                                              -----------
         Net unrealized gain                                    2,068,046
                                                              -----------
      Net realized and unrealized gain                          3,965,878
                                                              -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $ 6,476,916
                                                              ===========

              See accompanying notes to the financial statements.              5

GMO CORE PLUS BOND FUND (FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,511,038      $  6,680,734
   Net realized gain (loss)                                   1,897,832        (1,722,219)
   Change in net unrealized appreciation (depreciation)       2,068,046         9,098,617
                                                           ------------      ------------
   Net increase in net assets from operations                 6,476,916        14,057,132
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (1,955,369)       (7,835,069)
                                                           ------------      ------------
      Total distributions from net investment income         (1,955,369)       (7,835,069)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (11,492,372)       29,913,623
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (11,492,372)       29,913,623
                                                           ------------      ------------
      Total increase (decrease) in net assets                (6,970,825)       36,135,686
NET ASSETS:
   Beginning of period                                      156,411,859       120,276,173
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $2,608,600 and $2,052,931,
    respectively)                                          $149,441,034      $156,411,859
                                                           ============      ============

6             See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND (FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   ------------------------------------------------
                                            (UNAUDITED)       2001(D)       2000         1999        1998*
                                          ----------------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.17       $   9.64     $  10.23     $  10.60    $  10.00
                                              --------       --------     --------     --------    --------

Income from investment operations:
   Net investment income(a)                       0.17+          0.62+        0.62+        0.64+       0.55+
   Net realized and unrealized gain
     (loss)                                       0.27           0.73        (0.40)       (0.58)       0.66
                                              --------       --------     --------     --------    --------
      Total from investment operations            0.44           1.35         0.22         0.06        1.21
                                              --------       --------     --------     --------    --------

Less distributions to shareholders:
   From net investment income                    (0.13)         (0.82)       (0.70)       (0.12)      (0.27)
   From net realized gains                          --             --        (0.11)       (0.31)      (0.34)
                                              --------       --------     --------     --------    --------
      Total distributions                        (0.13)         (0.82)       (0.81)       (0.43)      (0.61)
                                              --------       --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                $  10.48       $  10.17     $   9.64     $  10.23    $  10.60
                                              ========       ========     ========     ========    ========
TOTAL RETURN(B)                                   4.41%++       14.52%        2.26%        0.44%      12.16%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $149,441       $156,412     $120,276     $143,703    $228,386
   Net operating expenses to average
     daily net assets(e)                          0.37%**        0.39%        0.40%        0.40%       0.40%**
   Interest expense to average daily net
     assets                                         --             --         0.01%          --          --
   Total net expenses to average daily
     net assets                                   0.37%**        0.39%        0.41%(c)        --         --
   Net investment income to average
     daily net assets(a)                          3.32%**        6.34%        6.19%        5.97%       6.05%**
   Portfolio turnover rate                          18%           181%          40%         113%         58%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $   0.01       $   0.01     $   0.01     $   0.03    $   0.02

(a) Net investment income for the year ended February 28, 2001 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 13, 2000, calculation excludes purchase premiums.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets from 6.70% to 6.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
(e) On October 19, 2000, the Fund began to invest in GMO Emerging Country Debt Fund and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund. See Note 2.
+    Calculated using average shares outstanding throughout the period.
++   Not annualized.
*    For the period from April 30, 1997 (commencement of operations) to
     February 28, 1998.
**   Annualized.

              See accompanying notes to the financial statements.              7

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Core Plus Bond Fund (the "Fund") (formerly U.S. Bond/Global Alpha A
      Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks a high total return relative to its performance benchmark through investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing, directly or through other Funds of the Trust, in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments. The Fund's benchmark is the Lehman Brothers Aggregate Bond Index.

      At August 31, 2001, 67.1% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. GMO Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. At August 31, 2001, 3.1% of the Fund is invested in GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. GMO Emerging Country Debt Fund invests primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2001.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2001.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written option contracts as of August 31, 2001.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to maket to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. See the Schedule of Investments for all open purchased option contracts as of August 31, 2001.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Credit default swaps involve the payment of a specified rate based on the notional amount. One party receives payment from the other party upon a default of the underlying security during the swap period. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. See
      Note 6 for a summary of open swap agreements as of August 31, 2001.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. For the six months ended August 31, 2001, the Fund had not entered into any reverse repurchase agreements.

      DELAYED DELIVERY COMMITMENTS
      The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      At February 28, 2001 the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code of $1,396,650 and 1,119,242, expiring in 2008 and 2009, respectively.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premium and discount. Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to March 1, 2000, the Fund did not amortize premiums, and certain discounts were amortized using the straight-line method. Dividend income is recorded on the ex-dividend date. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective October 13, 2000, the fund no longer charges a purchase premium in connection with the purchase of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .15% of the amount invested and the premium was reduced by 50% with respect to any portion of a purchase that was offset by a corresponding redemption occurring on the same day. In addition, the purchase premium of the Fund was reduced by 50% if the purchaser made an in-kind purchase of Fund shares or if the purchase or redemption was part of a transfer from or to another Fund where the Manager was able to transfer securities among the Funds to effect the transaction. All purchase premiums were paid to and recorded by the Fund as paid-in capital. For the period from March 1, 2000 to October 13, 2000, the Fund received $2,460 in purchase premiums. There was no premium for redemptions or reinvested distributions.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of the GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. For the six months ended August 31, 2001, shareholder service fees incurred indirectly by the Fund were 0.01% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, brokerage commissions, certain other

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      transaction costs, and extraordinary expenses ("fund expenses")) and the amount of fees and expenses (excluding fund expenses, as defined above) incurred indirectly by the Fund through its investment in ECDF exceed the management fee. For the six months ended August 31, 2001, operating expenses (excluding shareholder service fees and fees and expenses of the independent trustees of the Trust) incurred indirectly by the Fund were 0.02% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $920. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2001, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  -----------
         U.S. Government securities                               $10,131,250  $20,217,188
         Investments (non-U.S. Government securities)              16,455,995   25,976,641

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $144,236,824      $3,712,982        $ (477,005)      $3,235,977

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 84.4% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended             Year Ended
                                                            August 31, 2001          February 28, 2001
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                        51,493  $    526,998   8,948,130  $ 90,137,559
         Shares issued to shareholders
           in reinvestment of distributions                160,446     1,634,941     475,762     4,653,021
         Shares repurchased                             (1,331,235)  (13,654,311) (6,522,325)  (64,876,957)
                                                        ----------  ------------  ----------  ------------
         Net increase (decrease)                        (1,119,296) $(11,492,372)  2,901,567  $ 29,913,623
                                                        ==========  ============  ==========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2001 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                        Net Unrealized
         Settlement                                                      Appreciation
            Date     Deliver/Receive   Units of Currency     Value      (Depreciation)
         ----------  ----------------  -----------------  ------------  --------------

            Buys
           9/11/01   AUD                      3,200,000   $ 1,682,577      $ 72,977
           9/18/01   CAD                     18,500,000    11,932,127      (133,566)
          10/09/01   GBP                      9,100,000    13,181,441       193,548
                                                                           --------
                                                                           $132,959
                                                                           ========

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS -- CONTINUED

                                                                        Net Unrealized
         Settlement                                                      Appreciation
            Date     Deliver/Receive   Units of Currency     Value      (Depreciation)
         ----------  ----------------  -----------------  ------------  --------------

           SALES
           9/18/01   CAD                     14,000,000   $ 9,029,718     $  61,772
          10/23/01   EUR                      3,700,000     3,357,108        13,592
           1/13/03   HKD                     15,589,800     1,998,871         1,129
          11/21/01   HKD                     28,009,440     3,592,535         7,465
          10/30/01   JPY                  1,660,000,000    14,031,588      (140,374)
                                                                          ---------
                                                                          $ (56,416)
                                                                          =========

      FORWARD CROSS CURRENCY CONTRACTS

         Settlement  Deliver/Units of    Receive/In    Net Unrealized
            Date         Currency       Exchange For    Appreciation
         ----------  ----------------  --------------  --------------
          10/16/01    CHF  8,008,300   EUR 5,300,000         9,774
           9/25/01    SEK 58,624,524   EUR 6,300,000       112,495
                                                          --------
                                                          $122,269
                                                          ========

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                                      Net Unrealized
         Number of                                                                       Contract      Appreciation
         Contracts                      Type                        Expiration Date        Value      (Depreciation)
         ---------  ---------------------------------------------  ------------------  -------------  --------------

           BUYS
              39    Australian Government Bond 10 Yr.               September 2001      $ 2,120,725     $  69,043
              93    Australian Government Bond 3 Yr.                September 2001        5,032,008        69,131
              49    Canadian Government Bond 10 Yr.                  December 2001        3,284,685        20,713
              57    Euro BOBL                                        December 2001        5,565,168        20,717
              76    Euro Bund                                        December 2001        7,505,142        20,122
             109    U.S. Treasury Note 10 Yr.                        December 2001       11,608,500           359
              84    U.S. Treasury Note 5 Yr.                         December 2001        8,898,750           829
                                                                                                        ---------
                                                                                                        $ 200,914
                                                                                                        =========

           SALES
              12    Japanese Government Bond 10 Yr.                 September 2001      $14,097,895     $  20,983
               8    Japanese Government Bond 10 Yr.                  December 2001        9,379,102        (1,192)
              48    Swiss Government Bond                            December 2001        3,517,680        (3,200)
              49    U.K. Gilt                                       September 2001        8,233,240      (139,883)
              55    U.S. Long Bond                                   December 2001        5,792,187       (48,011)
                                                                                                        ---------
                                                                                                        $(171,303)
                                                                                                        =========

      At August 31, 2001, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN OPTION TRANSACTIONS

                                                                    Puts                          Calls
                                                        ----------------------------  -----------------------------
                                                        Principal Amount              Principal Amount
                                                          of Contracts                  of Contracts
                                                        (000's omitted)    Premiums   (000's omitted)    Premiums
                                                        ----------------  ----------  ----------------  -----------
         Outstanding, beginning of period                   10,200,000     $149,421                --   $       --
         Options written                                                                   13,617,000      136,715
         Options closed                                             --           --                --           --
         Options exercised                                          --           --                --           --
         Options expired                                                                  (13,617,000)    (136,715)
         Options sold                                               --           --                --           --
                                                         -------------     --------    --------------   ----------
         Outstanding, end of period                         10,200,000     $149,421                --   $       --
                                                         =============     ========    ==============   ==========

      SUMMARY OF WRITTEN OPTIONS OUTSTANDING

                                                        Principal Amount
                                                          of Contracts                    Expiration
                                                        (000's omitted)   Exercise Price     Date     Value
                                                        ----------------  --------------  ----------  ------
         EUR Put/JPY Call                                    10,200 EUR        81.2 JPY    11/27/01   $3,706
                                                                                                      ------
                                                                                                      $3,706
                                                                                                      ======

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                             Net Unrealized
          Notional Amount    Expiration                                                       Appreciation
         Fund/Counterparty      Date                        Description                      (Depreciation)
         ------------------  ----------  --------------------------------------------------  --------------

         CREDIT DEFAULT SWAPS
          7,922,250,000 BEF    3/31/03   Agreement with Morgan Guaranty Trust Company dated    $  (56,633)
                                         3/26/98 to pay .07% per year times the notional
                                         amount. The Fund receives payment only upon a
                                         default event in Belgium, the notional amount
                                         times the difference between the par value and the
                                         then-market value of Kingdom of Belgium, 5.75%
                                         due 3/28/08.

            378,000,000,000
                        ITL    3/31/03   Agreement with Morgan Guaranty Trust Company dated       (25,533)
                                         3/26/98 to pay .07% per year times the notional
                                         amount. The Fund receives payment only upon a
                                         default event in Italy, the notional amount times
                                         the difference between the par value and the
                                         then-market value of Italy BTP, 6.00% due
                                         11/01/07.

         FORWARD SWAP SPREAD LOCK SWAPS
             20,000,000 USD    9/18/01   Agreement with Morgan Guaranty Trust Company dated       575,943
                                         9/18/00 to pay (receive) the notional amount
                                         multiplied by the difference between the 10 year
                                         swap spread and a fixed spread times the duration
                                         of the 10 year swap rate.

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                             Net Unrealized
          Notional Amount    Expiration                                                       Appreciation
         Fund/Counterparty      Date                        Description                      (Depreciation)
         ------------------  ----------  --------------------------------------------------  --------------
              6,000,000 USD    9/18/01   Agreement with Morgan Guaranty Trust Company dated    $  172,783
                                         9/18/00 to pay (receive) the notional amount
                                         multiplied by the difference between the 10 year
                                         swap spread and a fixed spread times the duration
                                         of the 10 year swap rate.

         INTEREST RATE SWAPS
             14,000,000 SEK    9/13/06   Agreement with UBS AG dated 9/09/99 to receive the        72,117
                                         notional amount multiplied by 6.465% and to pay
                                         the notional amount multiplied by the 3 month
                                         Floating Rate Swedish LIBOR adjusted by a
                                         specified spread.

              8,000,000 SEK    9/13/06   Agreement with UBS AG dated 9/09/98 to receive the        41,210
                                         notional amount multiplied by 6.465% and to pay
                                         the notional amount multiplied by the 3 month
                                         Floating Rate Swedish LIBOR adjusted by a
                                         specified spread.

              8,300,000 CHF    5/11/11   Agreement with Morgan Guaranty Trust Company dated       (21,510)
                                         5/09/01 to pay the notional amount multiplied by
                                         3.73% and to receive the notional amount
                                         multiplied by the 6 month Floating Rate Swiss
                                         LIBOR adjusted by a specified spread.

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                             Net Unrealized
          Notional Amount    Expiration                                                       Appreciation
         Fund/Counterparty      Date                        Description                      (Depreciation)
         ------------------  ----------  --------------------------------------------------  --------------
         TOTAL RETURN SWAPS
             10,000,000 USD    9/01/01   Agreement with Goldman Sachs Capital Markets L.P.     $  108,320
                                         dated 8/30/00 to receive (pay) the notional amount
                                         multiplied by the return on the Lehman Brothers
                                         Baa Credit Index and to pay the notional amount
                                         multiplied by the 1 month LIBOR adjusted by a
                                         specified spread.+

             10,000,000 USD    9/01/01   Agreement with Goldman Sachs Capital Markets LP          108,320
                                         dated 8/30/00 to receive (pay) the notional amount
                                         multiplied by the return on the Lehman Brothers
                                         Baa Credit Index and to pay the notional amount
                                         multiplied by the 1 month LIBOR adjusted by a
                                         specified spread.+

             75,000,000 USD   11/13/01   Agreement with Morgan Guaranty Trust Company dated       503,480
                                         11/13/00 to receive (pay) the notional amount
                                         multiplied by the return on the Lehman Brothers
                                         Aggregate Index and to pay the notional amount
                                         multiplied by the 3 month LIBOR adjusted by a
                                         specified spread.+

             10,000,000 USD    1/31/02   Agreement with Morgan Guaranty Trust Company dated       (97,070)
                                         1/23/01 to pay (receive) the notional amount
                                         multiplied by the return on the Lehman Brothers
                                         Baa Credit Index and to receive the notional
                                         amount multiplied by the 1 month LIBOR adjusted by
                                         a specified spread.+

GMO CORE PLUS BOND FUND
(FORMERLY U.S. BOND/GLOBAL ALPHA A FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                             Net Unrealized
          Notional Amount    Expiration                                                       Appreciation
         Fund/Counterparty      Date                        Description                      (Depreciation)
         ------------------  ----------  --------------------------------------------------  --------------
             28,000,000 USD    7/31/02   Agreement with Lehman Brothers Special Financing      $  160,631
                                         Inc. dated 7/31/01 to receive (pay) the notional
                                         amount multiplied by the return on the Lehman MBS
                                         Fixed Index and to pay the notional amount
                                         multiplied by the 1 month LIBOR adjusted by a
                                         specified spread.+
                                                                                               ----------
                                                                                               $1,542,058
                                                                                               ==========

      See Notes to the Schedule of Investments for definitions of currency abbreviations.
      + This swap agreement is fair valued. (see Note 1)

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS - 94.8%
                        AUSTRALIA - 2.7%
            547,586     Amcor Ltd                                                                            1,860,675
            631,175     Australia and New Zealand Banking Group Ltd                                          5,607,447
            363,663     Caltex Australia Ltd                                                                   269,714
            442,932     Coca Cola Amatil Ltd                                                                 1,233,641
          1,266,632     CSR Ltd                                                                              4,297,302
            185,465     Futuris Corp Ltd                                                                       183,403
          2,050,057     Goodman Fielder Ltd                                                                  1,337,129
            166,000     Jupiters Ltd                                                                           391,176
          1,027,168     Lihir Gold Ltd*                                                                        475,456
            186,681     Macquarie Infrastructure Group Unit                                                    320,899
            292,295     MIM Holdings Ltd                                                                       164,509
            669,853     National Australia Bank Ltd                                                         11,697,777
            727,758     National Mutual Holdings                                                             1,071,076
            144,997     PaperlinX Ltd                                                                          325,437
          2,352,252     Qantas Airways Ltd                                                                   3,402,533
             33,652     Rio Tinto Ltd                                                                          596,345
            484,607     Santos Ltd                                                                           1,629,852
            703,136     Schroders Property                                                                     946,815
             99,778     St. George Bank Ltd                                                                    788,823
             49,328     Suncorp-Metway Ltd                                                                     344,466
            166,017     Western Mining Corp Holdings Ltd                                                       728,028
            693,564     Westfield Trust Units                                                                1,189,296
            198,692     Woolworths Ltd                                                                       1,121,100
                                                                                                 ----------------------
                                                                                                            39,982,899
                                                                                                 ----------------------
                        AUSTRIA - 5.5%
             59,604     Austria Tabakwerke AG                                                                4,577,646
            184,509     Austrian Airlines                                                                    1,944,146
             18,736     Bau Holdings AG                                                                        478,230
            190,723     Boehler Uddeholm (Bearer)                                                            8,362,451
             83,982     Brau Union AG                                                                        3,282,546
             16,224     EA-Generali AG                                                                       2,387,405
            105,688     Energie-Versorgung Niederoesterreich AG                                              3,944,710
            203,184     Erste Bank Der Oesterreichischen Sparkassen AG                                      10,791,351
             83,522     Flughafen Wien AG                                                                    2,782,051
             50,956     Mayr-Melnhof Karton AG (Bearer)                                                      2,506,381
             49,271     Oesterreichische Brau Beteiligungs AG                                                2,002,800
            131,657     OMV AG                                                                              12,796,198

            See accompanying notes to the financial statements.             1

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        AUSTRIA - CONTINUED
            188,300     RHI AG                                                                               3,557,680
             93,914     Telekom Austria AG*                                                                    615,062
             58,643     VA Technologie AG (Bearer)                                                           1,741,876
            643,598     Voest-Alpine Stahl AG                                                               19,292,204
                                                                                                 ----------------------
                                                                                                            81,062,737
                                                                                                 ----------------------
                        BELGIUM - 0.9%
             59,269     Almanij NV                                                                           2,374,212
              6,550     Arbed SA                                                                               668,150
              7,527     Bekaert SA                                                                             275,537
             90,130     Dexia                                                                                1,431,080
             15,884     Electrabel SA                                                                        3,581,087
             82,390     Fortis                                                                               2,294,562
              2,706     Glaverbel NPV                                                                          218,270
             57,164     Kredietbank NPV                                                                      2,109,190
                                                                                                 ----------------------
                                                                                                            12,952,088
                                                                                                 ----------------------
                        CANADA - 0.9%
             51,500     ATI Technologies Inc*                                                                  471,776
            104,600     Bank of Montreal*                                                                    2,803,774
             77,200     Bank of Nova Scotia                                                                  2,403,006
             13,700     Canada Life Financial Corp                                                             403,019
             12,800     Clarica Life Insurance Co                                                              392,811
             54,600     Manulife Financial Corp                                                              1,606,193
             64,700     Quebecor Inc Class B*                                                                  939,133
             13,500     Rogers Wireless Communications Inc*                                                    203,793
             26,500     Shell Canada Ltd                                                                       701,093
             30,420     Teck Corp Class B*                                                                     239,419
             74,700     TransAlta Corp                                                                       1,192,713
            127,004     Transcanada Pipelines Ltd*                                                           1,598,509
             38,000     Westcoast Energy Inc                                                                   900,910
                                                                                                 ----------------------
                                                                                                            13,856,149
                                                                                                 ----------------------
                        DENMARK - 1.7%
             14,502     Carlsberg A/S Class B                                                                  654,590
             68,149     Danisco A/S                                                                          2,435,942
          1,071,564     Danske Bank A/S                                                                     18,170,743
             41,074     Tele Danmark A/S Class B                                                             1,488,207
             55,175     Topdanmark AS*                                                                       1,548,139
                                                                                                 ----------------------
                                                                                                            24,297,621
                                                                                                 ----------------------

2           See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        FINLAND - 0.3%
             53,700     Finnair Class A                                                                        229,258
            116,600     Fortum Oyj                                                                             587,821
              9,638     Instrumentarium Oyj                                                                    345,810
            121,400     Kesko Oyj                                                                            1,020,032
             24,300     Metra AB Class A                                                                       452,715
             73,000     Partek Oyj                                                                             649,834
             43,554     Rautaruukki Oyj                                                                        164,183
             38,100     Stockmann AB Class A                                                                   367,884
             14,600     Stockmann AB Class B                                                                   143,229
             83,300     Stora Enso Oyj                                                                         972,302
                                                                                                 ----------------------
                                                                                                             4,933,068
                                                                                                 ----------------------
                        FRANCE - 7.9%
            143,626     Air France                                                                           2,365,288
              7,071     Air Liquide                                                                            998,768
             91,554     Assurances Generales de France (Bearer)                                              4,981,468
            222,699     Banque Nationale de Paris                                                           20,431,152
            109,632     Beghin-Say*                                                                          3,883,785
             36,630     Bongrain SA                                                                          1,520,570
            109,632     Cereol*                                                                              2,683,795
            109,632     Cerestar*                                                                            2,913,834
             34,695     Christian Dior SA                                                                    1,207,032
             42,538     Compagnie Generale d'Industrie et de Participations                                  1,338,855
            124,562     Credit Lyonnais SA                                                                   4,886,771
              1,394     Essilor International*                                                                 417,099
              5,470     Fromageries Bel Vache qui Rit                                                          541,089
             14,845     Imetal                                                                               1,537,228
              1,900     Metaleurop SA*                                                                           8,509
             74,519     Michelin SA Class B                                                                  2,331,898
            111,763     Pernod Ricard                                                                        8,522,597
             66,844     Peugeot SA                                                                           3,184,646
            109,632     Provimi SA*                                                                          1,702,890
             83,005     Remy Cointreau SA                                                                    2,516,772
             96,417     Renault SA                                                                           3,980,528
             64,659     Saint-Gobain                                                                         9,925,877
             16,455     Skis Rossignol                                                                         233,172
            130,579     Societe Eurafrance SA                                                                7,591,132
            351,078     Societe Generale Class A                                                            20,664,830

            See accompanying notes to the financial statements.            3

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        FRANCE - CONTINUED
            248,327     Usinor Sacilor                                                                       2,767,717
             24,479     Vinci                                                                                1,552,038
                                                                                                 ----------------------
                                                                                                           114,689,340
                                                                                                 ----------------------
                        GERMANY - 7.1%
             47,500     Adidas Salomon AG                                                                    3,205,794
            112,845     AGIV AG                                                                              1,155,206
             21,500     Altana AG                                                                            1,062,406
            157,900     Bankgesellschaft Berlin AG*                                                            903,599
             87,000     BASF AG                                                                              3,579,898
             53,950     Bayer AG                                                                             1,724,993
            174,280     Berliner Kraft & Licht AG Class A                                                    2,247,963
            142,400     Commerzbank AG                                                                       3,550,631
            176,956     Continental AG                                                                       2,346,775
            736,550     DaimlerChrysler AG                                                                  32,181,070
             62,230     Degussa AG                                                                           1,724,062
             42,800     Douglas Holdings AG                                                                  1,261,571
            420,640     E. On AG                                                                            23,039,927
             75,528     FAG Kugelfischer                                                                       495,334
             10,800     Gehe AG                                                                                463,041
             56,097     Heidelberg Port-Zement                                                               2,522,308
              2,573     Leirheit AG                                                                             74,790
             59,000     Linde AG                                                                             2,534,932
             53,850     MAN AG                                                                               1,208,192
              1,400     Muenchener Rueckversicherungs-Gesellschaft AG                                          402,363
             11,200     Preussag AG                                                                            357,091
            159,250     RWE AG                                                                               6,697,514
             35,200     Schwarz Pharma AG                                                                      978,402
             41,355     Suedzucker AG                                                                          491,723
            444,008     Thyssen Krupp AG                                                                     6,049,720
             96,200     Volkswagen AG                                                                        4,246,827
              6,019     Wella AG                                                                               281,569
                                                                                                 ----------------------
                                                                                                           104,787,701
                                                                                                 ----------------------
                        HONG KONG - 2.0%
             81,007     Cheung Kong Holdings                                                                   747,776
          1,094,122     Chinese Estates Holdings Ltd*                                                          103,804
            389,598     CLP Holdings Ltd                                                                     1,578,412
            150,000     Esprit Holdings Ltd                                                                    167,312
            540,409     Great Eagle Holdings Ltd                                                               668,600

4           See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        HONG KONG - CONTINUED
          1,840,511     Hang Lung Development Co Ltd                                                         1,793,364
            768,815     Henderson Land Development Co Ltd                                                    3,509,040
          1,144,700     Hong Kong Aircraft Engineering Co Ltd                                                1,900,544
            489,969     Hong Kong Electric Holdings Ltd                                                      1,856,276
            622,700     Hong Kong Ferry Co Ltd                                                                 506,955
            433,000     Hong Kong Land Holdings                                                                705,790
          1,899,462     Jardine Matheson Holdings Ltd                                                       11,396,772
          2,413,862     Mandarin Oriental ADR                                                                1,255,208
         11,848,371     Regal Hotels International Ltd*                                                        440,528
            198,021     Swire Pacific Ltd Class A                                                              959,665
          1,372,961     Wheelock and Co Ltd                                                                  1,179,369
            273,200     Yue Yuen Industrial Holdings                                                           525,398
                                                                                                 ----------------------
                                                                                                            29,294,813
                                                                                                 ----------------------
                        IRELAND - 0.7%
            377,482     Allied Irish Banks Plc                                                               4,251,784
            141,444     Bank of Ireland                                                                      1,347,762
            281,319     Bank of Ireland                                                                      2,670,352
            141,828     Irish Life & Permanent Plc                                                           1,739,198
                                                                                                 ----------------------
                                                                                                            10,009,096
                                                                                                 ----------------------
                        ITALY - 3.8%
            895,625     Banca di Roma SPA                                                                    2,766,039
            201,300     Banca Popolare di Bergamo Credit                                                     3,488,794
          1,034,400     Banca Popolare di Milano                                                             4,416,107
          1,989,050     Banco Ambrosiano Veneto SPA (Savings Shares)                                         4,254,905
            961,700     Dalmine SPA*                                                                           255,080
          1,510,200     ENI-Ente Nazionale Idrocarburi SPA                                                  20,028,136
            103,109     Fiat SPA                                                                             2,391,116
            182,639     Fiat SPA (Savings Shares)                                                            2,534,954
            588,000     Grassetto SPA (c)*                                                                       5,341
            258,850     IFIL Finanziaria di Partecipazioni SPA                                               1,603,562
            361,425     IFIL Finanziaria di Partecipazioni SPA (Savings Shares)                              1,579,125
             27,500     Industrie Natuzzi SPA ADR                                                              354,750
            255,270     Italcementi SPA                                                                        983,148
             34,750     Italgas SPA                                                                            360,159
             38,400     Italmobiliare SPA                                                                    1,344,649
             20,900     Marzotto (Gaetano&figli) SPA                                                           197,629
            985,139     Parmalat Finanziaria SPA                                                             2,738,244

            See accompanying notes to the financial statements.            5

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        ITALY - CONTINUED
            232,675     Pirelli & Co                                                                           615,029
             78,668     RAS SPA                                                                              1,064,725
            982,472     SMI (Societa Metallurgica Italy)                                                       556,875
            149,720     SNIA SPA                                                                               246,157
            412,000     Telecom Italia Mobile SPA                                                            2,125,684
            414,150     Telecom Italia SPA (Savings Shares)                                                  1,956,204
                                                                                                 ----------------------
                                                                                                            55,866,412
                                                                                                 ----------------------
                        JAPAN - 23.0%
             42,200     Acom Co Ltd                                                                          3,769,472
             33,000     Aisin Seiki Co Ltd                                                                     465,863
            329,000     All Nippon Airways Co Ltd*                                                           1,045,015
          1,977,000     Asahi Bank                                                                           3,721,255
            234,000     Ashikaga Bank Ltd*                                                                     289,047
             42,600     Autobacs Seven                                                                       1,098,962
            795,000     Bank of Yokohama                                                                     3,219,949
             72,000     Best Denki Co Ltd                                                                      286,173
            224,000     Brother Industries Ltd                                                                 730,322
            259,000     Canon Sales Co Inc                                                                   2,008,798
                203     Central Japan Railway Co                                                             1,245,242
            562,000     Chiba Bank                                                                           2,044,838
            289,200     Chubu Electric Power Co Inc                                                          5,662,249
             46,000     Chudenko Corp                                                                          734,423
            209,300     Chugoku Electric Power Co Inc                                                        3,475,289
          1,596,000     Cosmo Oil Co Ltd                                                                     4,358,640
            673,000     Daicel Chemical Industries Ltd                                                       2,233,814
            425,000     Daido Steel Co Ltd                                                                   1,092,811
            128,000     Daiichi Pharmaceuticals Co Ltd                                                       2,990,126
            139,000     Dainippon Printing Co Ltd                                                            1,482,215
            101,000     Daio Paper Corp                                                                        841,914
          4,546,000     Daiwa Bank                                                                           5,730,011
          1,123,000     Daiwa House Industry Co Ltd                                                          8,898,693
            178,000     Daiwa Kosho Lease Co Ltd                                                               493,593
            271,000     Ezaki Glico Co Ltd                                                                   1,589,496
            166,000     Fuji Heavy Industries Ltd                                                            1,110,340
            209,400     Fuji Photo Film Co Ltd                                                               7,777,388
            225,000     Fukuyama Transporting Co Ltd                                                           820,554
            384,000     General Sekiyu (KK)                                                                  3,004,109
            279,000     Gunze Ltd                                                                            1,043,275

6           See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        JAPAN - CONTINUED
             74,500     Heiwa Corp                                                                           1,421,075
            282,000     Hino Motors*                                                                         1,113,735
            254,000     Hitachi Metals Ltd                                                                     742,759
            203,300     Hokkaido Electric Power                                                              2,989,580
            140,000     Hokuriku Bank*                                                                         235,284
            400,000     Honda Motor Co Ltd                                                                  14,419,562
            222,000     House Foods Corp                                                                     2,507,189
            118,000     INAX Corp                                                                              772,421
            184,000     Itoham Foods Inc                                                                       664,846
            100,000     Japan Airport Terminal Co Ltd                                                          968,027
          1,446,000     Japan Energy Co Ltd                                                                  2,818,974
             75,000     Japan Radio Co*                                                                        280,450
            199,000     Japan Securities Finance Co                                                            739,112
              1,152     Japan Tobacco Inc                                                                    8,150,784
            558,000     Kajima Corp                                                                          1,772,396
             41,000     Kaken Pharmaceutical Co Ltd                                                            328,331
            262,000     Kamigumi Co Ltd                                                                      1,213,075
            232,000     Kandenko Co                                                                          1,158,002
            133,500     Kansai Electric Power                                                                2,288,475
          1,895,000     Kawasaki Heavy Industries Ltd*                                                       2,977,732
             73,000     Keihin Electric Express Railway Co Ltd                                                 352,103
             39,000     Keio Teito Electric Railway Co Ltd                                                     213,672
            136,000     Kinden Corp                                                                            879,963
            159,000     Kissei Pharmaceutical Co Ltd                                                         2,327,448
          3,429,000     Kobe Steel Ltd*                                                                      1,930,532
            106,000     Kokusai Electric                                                                       578,967
            485,000     Komatsu Ltd                                                                          1,764,674
            800,000     Kubota Corp                                                                          2,749,464
            587,600     Kyushu Electric Power Co Inc                                                        10,171,472
            470,000     Maeda Corp                                                                           2,278,812
            122,000     Maeda Road Construction                                                                519,760
            102,000     Makita Corp                                                                            644,544
          1,886,000     Marubeni Corp*                                                                       2,868,501
             47,000     Maruichi Steel Tube                                                                    546,994
             65,000     Misawa Homes                                                                           193,899
            161,000     Mitsubishi Corp                                                                      1,339,355
            183,000     Mitsubishi Gas Chemical Co Inc                                                         539,750
          2,426,000     Mitsubishi Heavy Industries                                                          9,887,064

            See accompanying notes to the financial statements.            7

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        JAPAN - CONTINUED
            514,000     Mitsubishi Material                                                                    971,808
          1,223,000     Mitsubishi Motors*                                                                   3,362,236
            205,000     Mitsui OSK Lines Ltd                                                                   459,939
            396,000     Mitsui Petrochemical Industries Ltd                                                  1,244,519
            771,000     Mycal Co Ltd                                                                           609,000
             67,000     Nagase & Co                                                                            327,667
             52,000     National House Industrial                                                              257,367
            135,800     Nichiei Co Ltd (Kyoto)*                                                              1,267,794
            411,000     Nippon Express Co Ltd                                                                1,806,252
            101,000     Nippon Hodo Co                                                                         511,768
            702,000     Nippon Light Metal*                                                                    701,971
          2,268,000     Nippon Oil Co Ltd                                                                   13,550,254
            854,000     Nippon Shinpan Co*                                                                   1,772,514
            495,000     Nippon Suisan Kaisha Ltd                                                               923,407
            605,000     Nishimatsu Construction                                                              2,996,572
             52,000     Nissan Fire & Marine Insurance Co Ltd                                                  263,922
            759,000     Nissan Motor Co                                                                      4,426,251
            290,000     Nisshin Oil Mills Ltd                                                                  845,595
            900,000     Nisshin Steel Co Ltd                                                                   771,396
            940,000     Nisshinbo Industries Inc                                                             4,889,374
          2,403,000     Nissho Iwai Corp*                                                                    2,968,287
          6,473,000     NKK Corp*                                                                            5,983,194
            175,000     Nomura Securities Co Ltd                                                             2,970,463
            439,000     Obayashi Corp                                                                        1,921,928
            389,000     Okumura Corp                                                                         1,618,041
             71,000     Ono Pharmaceutical Co Ltd                                                            2,237,301
            925,000     Onoda Cement Co Ltd                                                                  2,479,518
            110,000     Onward Kashiyama Co Ltd                                                              1,109,197
            778,000     Orient Corp*                                                                         1,124,457
            252,000     Osaka Gas Co Ltd                                                                       817,377
             60,600     Promise Co                                                                           4,735,767
            194,000     Q.P. Corp                                                                            1,869,821
             57,700     Rinnai Corp                                                                          1,255,771
            166,000     Royal Co Ltd                                                                         1,584,606
             93,000     Ryosan Co                                                                            1,209,731
             54,000     Sagami Railway Co Ltd                                                                  135,675
            302,000     Sankyo Co Ltd                                                                        6,217,386
            188,000     Sanwa Shutter Corp                                                                     508,685

8           See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        JAPAN - CONTINUED
            667,000     Seino Transportation Co Ltd                                                          3,531,028
            984,000     Sekisui Chemical                                                                     3,390,110
          1,005,000     Sekisui House Ltd                                                                    8,580,144
            333,200     Shikoku Electric Power                                                               5,431,772
            472,000     Shimizu Corp                                                                         2,110,029
              4,420     Shohkoh Fund & Co                                                                      526,664
            467,000     Showa Shell Sekiyu                                                                   3,366,968
            328,000     Snow Brand Milk Products Co Ltd*                                                     1,061,132
            140,000     Sumitomo Forestry Co Ltd                                                               994,076
          3,557,000     Sumitomo Metal Industries*                                                           2,002,597
            432,000     Sumitomo Realty and Development Co Ltd                                               3,052,914
            618,000     Sumitomo Trust & Banking                                                             3,936,339
            389,000     Suzuki Motor Corp                                                                    4,700,492
          1,389,000     Taisei Corp                                                                          4,190,168
             49,900     Takefuji Corp                                                                        4,285,349
            151,000     Takuma Corp                                                                          1,343,717
             61,000     Tanabe Seiyaku Co Ltd                                                                  656,107
            934,000     Teikoku Oil Co Ltd                                                                   4,277,383
            197,000     Toagosei Co Ltd                                                                        327,768
            542,300     Tohoku Electric Power Co Inc                                                         9,979,724
            365,000     Tokyo Electric Co Ltd                                                                1,042,813
             74,300     Tokyo Electric Power                                                                 1,916,735
            211,000     Tokyo Ink Manufacturing Co Ltd                                                         530,137
            327,400     Tokyo Steel Manufacturing Co                                                         1,320,550
             71,000     Tokyo Style Co Ltd                                                                     744,574
            163,000     Tomen Corp*                                                                            187,648
            429,000     Toppan Printing Co Ltd                                                               4,069,921
             43,000     Tostem Corp                                                                            668,459
            206,000     Toyo Seikan Kaisha                                                                   2,783,480
            129,000     Toyo Suisan Kaisha                                                                   1,374,497
             42,200     Toyota Motor Corp                                                                    1,280,131
                445     UFJ Holdings Inc*                                                                    2,264,435
            129,000     Victor Co of Japan Ltd                                                                 683,996
            108,000     Wacoal Corp                                                                          1,134,406
             76,000     Yamaha Corp                                                                            770,825
            179,000     Yamazaki Baking Co Ltd                                                               1,200,303
          4,570,000     Yasuda Trust & Banking*                                                              3,302,550
                                                                                                 ----------------------
                                                                                                           336,339,411
                                                                                                 ----------------------

            See accompanying notes to the financial statements.            9

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        MALAYSIA - 0.0%
            511,000     MBF Holdings Berhad (c)*                                                                 6,724
            751,000     Promet Berhad (c)*                                                                       1,976
            234,000     Saship Holdings (c)*                                                                       616
             36,540     Silverstone (c)*                                                                            96
                                                                                                 ----------------------
                                                                                                                 9,412
                                                                                                 ----------------------
                        NETHERLANDS - 3.0%
            521,401     ABN Amro Holdings NV                                                                 9,595,432
            120,605     Buhrmann NV                                                                          1,002,397
            144,187     DSM NV                                                                               5,368,553
              9,297     Gamma Holdings NV                                                                      316,685
             36,736     ING Groep NV                                                                         1,159,912
            220,986     KLM-Konin Luchtvaart Mij NV                                                          3,372,308
            378,347     Kon Bolswessanen                                                                     3,660,101
             73,563     Koninklijke Ahold NV                                                                 2,195,736
             41,121     Koninklijke Volker Wessels                                                             853,499
            133,431     OCE NV                                                                               1,339,283
             42,629     Royal Dutch Petroleum                                                                2,417,418
          1,615,098     Royal KPN NV*                                                                        4,577,272
             47,377     Unilever NV                                                                          2,894,097
             63,016     VIB NV                                                                               1,396,670
             17,823     Wereldhave NV                                                                          844,284
            114,891     Wolters Kluwer NV                                                                    2,452,489
                                                                                                 ----------------------
                                                                                                            43,446,136
                                                                                                 ----------------------
                        NEW ZEALAND - 0.1%
            419,795     Lion Nathan Ltd                                                                      1,082,357
                                                                                                 ----------------------

                        NORWAY - 5.1%
            208,635     Bergesen d.y. ASA Class A                                                            3,988,387
             95,450     Bergesen d.y. ASA Class B                                                            1,711,644
          4,113,798     Den Norske Bank Class A                                                             20,321,582
             93,873     Elkem AS Class A                                                                     1,535,144
            398,428     Fred Olsen Energy*                                                                   2,561,328
             57,850     Frontline Ltd*                                                                         799,245
            581,004     Kvaerner ASA*                                                                        3,309,108
             98,178     Leif Hoegh and Co AS*                                                                  941,182
            505,800     Merkantildata ASA*                                                                     730,179
            313,117     Norsk Hydro AS                                                                      13,578,238
            353,214     Norske Skogindustrier AS Class A                                                     6,075,027

10          See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        NORWAY - CONTINUED
             60,138     Orkla ASA                                                                            1,102,155
            593,891     Petroleum Geo-Services*                                                              5,760,307
            112,100     Smedvig A/S Class A                                                                    916,609
          1,179,533     Statoil ASA*                                                                         8,247,878
            374,300     Storebrand                                                                           2,912,791
            499,885     Tandberg Data ASA*                                                                     403,104
                                                                                                 ----------------------
                                                                                                            74,893,908
                                                                                                 ----------------------
                        PORTUGAL - 0.3%
             40,988     Banco Espirito Santo e Commercial de Lisboa (Registered)                               504,486
          1,519,888     Electricidade de Portugal SA                                                         3,934,682
                                                                                                 ----------------------
                                                                                                             4,439,168
                                                                                                 ----------------------
                        SINGAPORE - 1.5%
            544,100     Brierley Investments Ltd*                                                              142,156
            210,541     Brierley Investments Ltd Singapore*                                                     53,364
            777,096     CapitaLand Ltd*                                                                        812,124
            156,000     Cerebos Pacific Ltd                                                                    222,153
          4,695,500     Comfort Group                                                                        1,792,999
             38,350     Creative Technology Ltd                                                                284,074
          1,083,767     Haw Par Brothers International Ltd                                                   2,389,702
          1,138,104     Hotel Properties Ltd                                                                   901,857
             11,308     Inchcape Berhad                                                                         11,493
          2,498,911     Jardine Strategic Holdings Ltd                                                       6,946,973
            551,000     Singapore Airlines Ltd (Registered)                                                  3,796,727
            392,000     Singapore Land Ltd                                                                     715,797
          2,201,201     Straits Trading Co Ltd                                                               2,325,702
          3,348,960     United Industrial Corp Ltd                                                           1,538,426
            409,000     United Overseas Land                                                                   399,254
             88,000     Wing Tai Holdings                                                                       39,414
                                                                                                 ----------------------
                                                                                                            22,372,215
                                                                                                 ----------------------
                        SPAIN - 1.3%
             26,012     Aurea Concesiones de Infraestructuras del Estado SA                                    493,825
             50,630     Banco Popular Espanol                                                                1,856,147
             42,728     Compania Espanola de Petroleos                                                         489,031
            415,907     Endesa                                                                               6,894,652
             22,352     Fomento de Construcciones y Contratas SA                                               505,556
            140,724     Grupo Dragados SA                                                                    1,968,530

            See accompanying notes to the financial statements.            11

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        SPAIN - CONTINUED
             24,503     Grupo Ferrovial SA                                                                     415,099
            404,713     Repsol SA                                                                            6,819,371
                                                                                                 ----------------------
                                                                                                            19,442,211
                                                                                                 ----------------------
                        SWEDEN - 2.0%
            115,196     Assi Doman                                                                           2,574,145
             42,988     Esselte AB Class A                                                                     195,411
            101,400     Esselte AB Class B                                                                     475,491
             61,650     Foreningssparbanken AB Class A                                                         710,933
            374,032     Gambro AB Class A                                                                    2,398,238
            342,580     Gambro AB Class B                                                                    2,180,180
            324,100     Mo Och Domsjo AB Class B                                                             6,668,469
            325,800     Nordbanken Holdings AB                                                               1,979,855
            223,717     SAS AB*                                                                              1,734,174
            147,300     Skandinaviska Enskilda Banken Class A                                                1,261,637
             83,500     SSAB Swedish Steel Class A                                                             735,162
             92,100     Svenska Handelsbanken Class A                                                        1,317,679
             63,700     Svenska Kullagerfabriken AB                                                            944,887
            109,000     Swedish Match AB                                                                       537,208
            568,100     Trelleborg AB Class B                                                                4,621,174
             56,700     Volvo AB Class A                                                                       838,340
                                                                                                 ----------------------
                                                                                                            29,172,983
                                                                                                 ----------------------
                        SWITZERLAND - 6.0%
             10,257     Ascom Holding AG                                                                       245,816
             36,584     Baloise Holding Ltd                                                                  3,233,061
              3,584     Banque Cantonale Vaudoise (Bearer)                                                     957,709
             16,782     BK Vision AG (Bearer)*                                                               3,670,010
             28,760     Clariant AG                                                                            527,280
              2,866     Givaudan                                                                               879,178
              1,012     Helvetia Patria Holding                                                                903,436
                547     Jelmoli (Bearer)                                                                       671,849
              2,329     Lonza AG                                                                             1,424,708
              6,591     Merkur Holding AG (Registered)                                                       1,196,533
             15,851     Nestle SA                                                                            3,342,951
              1,796     Pargesa Holdings SA (Bearer)                                                         4,229,997
             24,365     Pharma Vision 2000 AG*                                                               3,007,214
             19,698     Roche Holding AG (Bearer)                                                            1,593,260
            338,967     Roche Holding AG (Genusschein)                                                      24,269,229
             49,929     SAir Group (Registered)*                                                             2,768,598

12          See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        SWITZERLAND - CONTINUED
             11,240     Schweizerische Lebensversicherungs-und Rentenanstalt                                 6,451,526
              7,250     SIG Holding AG                                                                         608,130
              1,825     Sika Finanz AG (Bearer)                                                                410,039
             84,500     Swiss Reinsurance Co                                                                 8,404,182
             25,014     Swisscom AG                                                                          7,178,758
              9,171     Syngenta AG*                                                                           479,416
            116,656     UBS AG                                                                               5,689,343
             23,014     Zurich Financial Services AG                                                         6,501,364
                                                                                                 ----------------------
                                                                                                            85,636,373
                                                                                                 ----------------------
                        UNITED KINGDOM - 19.0%
            940,196     Abbey National Plc                                                                  15,273,522
            257,075     Alliance & Leicester Plc                                                             2,971,809
          1,152,635     Associated British Food                                                              7,895,262
            800,295     AWG Plc*                                                                             6,744,178
            343,133     BAA                                                                                  3,192,728
            297,739     Barclays Plc                                                                         9,025,781
            198,508     Barratt Development                                                                  1,071,084
            958,430     Bass Plc                                                                            10,245,441
             45,630     Berkley Group                                                                          488,438
            338,992     BG Group Plc                                                                         1,406,236
            165,587     Billiton Plc                                                                           782,973
            829,535     Boots Co                                                                             8,302,073
            216,239     BP Amoco Plc                                                                         1,833,248
            631,802     British Airways Plc                                                                  2,804,175
            473,045     British American Tobacco                                                             4,041,295
            229,372     British Energy Plc                                                                   1,064,616
            511,082     British Energy Plc (Deferred Shares) (c)*                                                    -
             60,786     British Land Co                                                                        440,835
          1,069,346     British Telecom Plc                                                                  6,545,359
          1,599,430     Coats Viyella                                                                        1,293,340
          3,261,455     Corus Group Plc*                                                                     3,027,570
             50,996     De La Rue Plc                                                                          386,109
            154,661     Debenhams Plc                                                                          956,198
            331,305     Diageo Plc                                                                           3,339,762
          1,388,182     Eurotunnel SA Units (Registered)*                                                    1,298,700
            245,515     Great Portland Estates Plc                                                             982,856
            950,457     Great Universal Stores Plc                                                           8,319,793
            535,045     Halifax Group Plc                                                                    6,635,279

            See accompanying notes to the financial statements.            13

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        UNITED KINGDOM - CONTINUED
             69,712     Imperial Tobacco Group Plc                                                             858,456
            187,159     Inchcape Plc                                                                         1,469,982
            506,395     Land Securities                                                                      6,606,833
            460,160     Lattice Group Plc                                                                    1,021,182
            613,968     Lloyds TSB Group Plc                                                                 6,327,215
            202,276     MAN Group Plc                                                                        2,728,538
          2,667,508     Marks & Spencer                                                                     10,465,880
             81,012     Meggitt Holdings Plc                                                                   284,947
            301,991     Morrison Supermarkets                                                                  871,665
          1,457,955     National Power*                                                                      5,857,694
            140,959     Next Plc                                                                             1,932,090
            638,744     Northern Foods Plc                                                                   1,366,538
            230,924     Northern Rock Plc                                                                    2,026,409
            719,047     Powergen Plc                                                                         7,769,916
            104,690     Railtrack Group Plc                                                                    488,949
            354,410     Rank Group Plc                                                                       1,173,328
             71,400     Reckitt Benckiser Plc                                                                1,085,331
            229,294     Rentokil Initial Plc                                                                   826,460
             59,343     Rio Tinto Plc                                                                        1,067,318
            123,847     RMC Group                                                                            1,230,492
            616,859     Rolls-Royce                                                                          1,950,496
            628,177     Royal Bank of Scotland Group                                                        15,671,596
            828,160     Royal & Sun Alliance Insurance Group                                                 5,753,770
          1,993,010     Sainsbury (J)                                                                       10,948,759
            730,796     Scottish Hydro-Electric Plc                                                          7,038,288
          1,541,406     Scottish Power Plc                                                                  10,955,088
            929,625     Scottish & Newcastle Plc                                                             7,025,032
            932,481     Severn Trent Plc                                                                    10,211,504
          1,235,541     Somerfield Plc*                                                                      2,235,633
            306,029     Southwest Water                                                                      2,854,147
          1,085,041     Stagecoach Holdings Plc                                                              1,337,728
            871,532     Tate & Lyle                                                                          3,476,312
          1,444,977     Taylor Woodrow Plc                                                                   4,107,899
             39,096     Transport Development Group Plc                                                        130,142
          1,036,684     United Utilities                                                                     9,473,047
            723,310     Viglen Technology Plc (Entitlement Letters) (c)*                                             -
            321,020     Whitbread Plc                                                                        2,840,303
            206,745     Wilson (Connolly) Holdings                                                             529,276

14          See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        UNITED KINGDOM - CONTINUED
          1,663,164     Wimpey (George)                                                                      5,210,646
            206,133     Wolseley                                                                             1,535,291
          1,405,883     Yorkshire Water                                                                      8,049,596
                                                                                                 ----------------------
                                                                                                           277,162,436
                                                                                                 ----------------------

                        TOTAL COMMON STOCKS (Cost $1,521,082,413)                                        1,388,735,748
                                                                                                 ----------------------

                        PREFERRED STOCKS - 1.0%
                        GERMANY - 0.6%
             13,000     Hugo Boss AG 2.95%                                                                     292,852
             58,266     MAN AG 3.27%                                                                         1,021,470
             91,246     RWE AG 4.46%                                                                         2,892,627
              9,000     Villeroy & Boch AG (Non Voting) 5.64%                                                   82,978
            133,850     Volkswagen AG 3.69%                                                                  3,854,170
                                                                                                 ----------------------
                                                                                                             8,144,097
                                                                                                 ----------------------
                        ITALY - 0.5%
            283,950     Fiat SPA 3.58%                                                                       4,358,949
             86,700     IFI Instituto Finanziario Industries 3.05%                                           2,780,014
             79,749     Societa Assicuratrice Industriale SPA (SAI) 3.98%                                      580,244
                                                                                                 ----------------------
                                                                                                             7,719,207
                                                                                                 ----------------------

                        TOTAL PREFERRED STOCKS (Cost $16,755,211)                                           15,863,304
                                                                                                 ----------------------

                        RIGHTS & WARRANTS - 0.0%
                        FRANCE - 0.0%
             42,538     Cap Gemini SA Warrants, Expires 3/31/03*                                                13,910
          1,252,228     Eurotunnel SA Paris Warrants, Expires 10/31/01*                                         11,375
          1,252,228     Eurotunnel SA Paris Warrants, Expires 10/31/03*                                         34,124
                                                                                                 ----------------------
                                                                                                                59,409
                                                                                                 ----------------------
                        GERMANY - 0.0%
             41,355     Suedzucker AG Rights, Expires 9/10/01*                                                   5,635
                                                                                                 ----------------------

                        ITALY - 0.0%
            274,456     Banca Intesa SPA Warrants, Expires 11/15/02*                                           583,367
                                                                                                 ----------------------

                        SINGAPORE - 0.0%
            215,759     Asia Food & Properties Ltd Warrants, Expires 7/12/02*                                      619
                                                                                                 ----------------------

            See accompanying notes to the financial statements.            15

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

   SHARES/
PAR VALUE ($)           DESCRIPTION                                                                          VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
                        UNITED KINGDOM - 0.0%
          2,311,000     Eurotunnel SA Warrants, Expires 10/31/03*                                               67,040
          2,311,000     Eurotunnel SA Warrants, Expires 12/31/01*                                               14,246
                                                                                                 ----------------------
                                                                                                                81,286
                                                                                                 ----------------------

                        TOTAL RIGHTS & WARRANTS (Cost $897,338)                                                730,316
                                                                                                 ----------------------

                        SHORT-TERM INVESTMENTS - 9.7%
                        CASH EQUIVALENTS - 8.8%
$        43,700,000     Royal Bank of Canada Time Deposit, 3.59%, due 9/04/01                               43,700,000
         85,065,331     The Boston Global Investment Trust (b)                                              85,065,331
                                                                                                 ----------------------
                                                                                                           128,765,331
                                                                                                 ----------------------
                        U.S. GOVERNMENT - 0.9%
$        12,800,000     U.S. Treasury Bill, 4.59%, due 11/29/01 (a)                                         12,699,098
                                                                                                 ----------------------


                        TOTAL SHORT-TERM INVESTMENTS (Cost $141,425,694)                                   141,464,429
                                                                                                 ----------------------

                        TOTAL INVESTMENTS - 105.5%
                           (Cost $1,680,160,656)                                                         1,546,793,797

                        Other Assets and Liabilities (net) - (5.5%)                                        (80,468,096)
                                                                                                 ----------------------

                        TOTAL NET ASSETS - 100.0%                                            $           1,466,325,701
                                                                                                 ======================

                        NOTES TO THE SCHEDULE OF INVESTMENTS

                        ADR      American Depositary Receipt

                        (a) All or a portion of this security is held as collateral for open futures contracts (Note
                                 5).

                        (b) Represents investment of security lending collateral (Note 1).

                        (c) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

                        *        Non-income producing security


16          See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                            At August 31, 2001, industry sector diversification of the Fund's equity investments was as follows:

                            INDUSTRY SECTOR

                            Financials                                29.1 %
                            Consumer Discretionary                    15.0
                            Utilities                                 12.4
                            Industrials                               11.9
                            Consumer Staples                           9.2
                            Materials                                  9.2
                            Energy                                     7.0
                            Health Care                                3.7
                            Telecommunication Services                 1.8
                            Information Technology                     0.7
                                                              -------------
                                                                     100.0 %
                                                              =============

            See accompanying notes to the financial statements.            17

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
     Investments, at value, including securities on loan of $80,242,073                $          1,546,793,797
         (cost $1,680,160,656) (Note 1)
     Foreign currency, at value (cost $1,311,918) (Note 1)                                            1,314,929
     Cash                                                                                                66,454
     Receivable for investments sold                                                                    357,523
     Receivable for Fund shares sold                                                                    995,369
     Net receivable for open forward foreign currency contracts (Notes 1 and 5)                          35,235
     Dividends and interest receivable                                                                2,927,249
     Foreign withholding taxes receivable                                                             1,268,207
     Receivable for expenses waived or borne by Manager (Note 2)                                        106,919
                                                                                         -----------------------
         Total assets                                                                             1,553,865,682
                                                                                         -----------------------

LIABILITIES:
     Payable upon return of securities loaned (Note 1)                                               85,065,331
     Payable for variation margin on open futures contracts (Notes 1 and 5)                             965,560
     Payable for Fund shares repurchased                                                                346,758
     Payable to affiliate for (Note 2):
         Management fee                                                                                 680,927
         Shareholder service fee                                                                        177,619
     Accrued expenses                                                                                   303,786
                                                                                         -----------------------
         Total liabilities                                                                           87,539,981
                                                                                         -----------------------

NET ASSETS                                                                             $          1,466,325,701
                                                                                         =======================
NET ASSETS CONSIST OF:
     Paid-in capital                                                                   $          1,637,747,383
     Distributions in excess of net investment income                                                (1,783,502)
     Distributions in excess of net realized gains                                                  (38,262,841)
     Net unrealized depreciation                                                                   (131,375,339)
                                                                                         -----------------------
                                                                                       $          1,466,325,701
                                                                                         =======================

NET ASSETS ATTRIBUTABLE TO:
     Class II Shares                                                                   $             21,926,489
                                                                                         =======================
     Class III Shares                                                                  $          1,194,724,311
                                                                                         =======================
     Class IV Shares                                                                   $            249,674,901
                                                                                         =======================

SHARES OUTSTANDING:
     Class II                                                                                         1,129,069
                                                                                         =======================
     Class III                                                                                       61,267,903
                                                                                         =======================
     Class IV                                                                                        12,800,995
                                                                                         =======================

NET ASSET VALUE PER SHARE:
     Class II                                                                          $                  19.42
                                                                                         =======================
     Class III                                                                         $                  19.50
                                                                                         =======================
     Class IV                                                                          $                  19.50
                                                                                         =======================

18          See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends (net of foreign tax expense of $3,996,986)                               $            29,699,591
     Interest (including securities lending income of $1,399,586)                                     2,701,492
                                                                                         -----------------------
         Total income                                                                                32,401,083
                                                                                         -----------------------
EXPENSES:
     Management fee (Note 2)                                                                          3,879,548
     Custodian fees                                                                                     563,592
     Audit fees                                                                                          36,892
     Legal fees                                                                                          30,176
     Transfer agent fees                                                                                 27,876
     Trustees fees (Note 2)                                                                               8,556
     Registration fees                                                                                    1,840
     Miscellaneous                                                                                       13,248
     Fees waived or borne by Manager (Note 2)                                                          (679,514)
                                                                                         -----------------------
                                                                                                      3,882,214
     Shareholder service fee (Note 2)
         Class II                                                                                        18,602
         Class III                                                                                      923,104
         Class IV                                                                                        85,119
                                                                                         -----------------------

         Net expenses                                                                                 4,909,039
                                                                                         -----------------------
             Net investment income                                                                   27,492,044
                                                                                         -----------------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
             Investments                                                                            (48,574,748)
             Closed futures contracts                                                                  (487,248)
             Foreign currency, forward contracts and foreign
                currency related transactions                                                        18,837,281
                                                                                         -----------------------
                Net realized loss                                                                   (30,224,715)
                                                                                         -----------------------

         Change in net unrealized appreciation (depreciation) on:
             Investments                                                                            (17,134,144)
             Open futures contracts                                                                   2,096,476
             Foreign currency, forward contracts and foreign
                currency related transactions                                                       (18,744,759)
                                                                                         -----------------------
                Net unrealized loss                                                                 (33,782,427)
                                                                                         -----------------------
         Net realized and unrealized loss                                                           (64,007,142)
                                                                                         -----------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $           (36,515,098)
                                                                                         =======================

            See accompanying notes to the financial statements.            19

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                                  AUGUST 31, 2001             YEAR ENDED
                                                                                    (UNAUDITED)           FEBRUARY 28, 2001
                                                                               -------------------      -------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                    $       27,492,044       $         38,195,539
     Net realized gain (loss)                                                        (30,224,715)                89,742,178
     Change in net unrealized appreciation (depreciation)                            (33,782,427)                15,594,714
                                                                               -------------------      -------------------
     Net increase (decrease) in net assets resulting from operations                 (36,515,098)               143,532,431
                                                                               -------------------      -------------------

Distributions to shareholders from:
     Net investment income
         Class II                                                                       (371,448)                  (168,213)
         Class III                                                                   (20,674,587)               (14,716,332)
         Class IV                                                                     (4,278,763)                (2,035,580)
                                                                               -------------------      -------------------
         Total distributions from net investment income                              (25,324,798)               (16,920,125)
                                                                               -------------------      -------------------

     Net realized gains
         Class II                                                                              -                 (1,279,526)
         Class III                                                                             -               (111,797,207)
         Class IV                                                                              -                (13,730,297)
                                                                               -------------------      -------------------
         Total distributions from net realized gains                                           -               (126,807,030)
                                                                               -------------------      -------------------

     In excess of net realized gains
         Class II                                                                              -                   (167,391)
         Class III                                                                             -                (14,625,606)
         Class IV                                                                              -                 (1,796,234)
                                                                               -------------------      -------------------
         Total distributions in excess of net realized gains                                   -                (16,589,231)
                                                                               -------------------      -------------------

Net share transactions:  (Note 4)
         Class II                                                                      7,215,597                 (5,525,465)
         Class III                                                                   (32,418,498)              (499,253,645)
         Class IV                                                                    101,923,832               (139,977,359)
                                                                               -------------------      -------------------
     Increase (decrease) in net assets from net fund share transactions               76,720,931               (644,756,469)
                                                                               -------------------      -------------------


     Total increase (decrease) in net assets                                          14,881,035               (661,540,424)


NET ASSETS:
     Beginning of period                                                           1,451,444,666              2,112,985,090
                                                                               -------------------      -------------------
     End of period (including distributions in excess of net
         investment income of $1,783,502 and $3,950,748, respectively)        $    1,466,325,701       $      1,451,444,666
                                                                               ===================      ====================

20          See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED          YEAR ENDED FEBRUARY 28/29,
                                                              AUGUST 31, 2001      -------------------------------
                                                                (UNAUDITED)             2001              2000
                                                               ------------        -------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $      20.30        $       20.85      $      20.33
                                                               ------------        -------------      ------------
Income (loss) from investment operations:
  Net investment income                                               0.35  (c)            0.40 (c)          0.41  (c)
  Net realized and unrealized gain (loss)                            (0.90)                1.11              1.33
                                                               ------------        -------------      ------------
    Total from investment operations                                 (0.55)                1.51              1.74
                                                               ------------        -------------      ------------
Less distributions to shareholders:
  From net investment income                                         (0.33)               (0.22)            (0.56)
  In excess of net investment income                                     -                    -                 -
  From net realized gains                                                -                (1.63)            (0.66)
  In excess of net realized gains                                        -                (0.21)                -
                                                               ------------        -------------      ------------
    Total distributions                                              (0.33)               (2.06)            (1.22)
                                                               ------------        -------------      ------------
NET ASSET VALUE, END OF PERIOD                                $      19.42        $       20.30      $      20.85
                                                               ============        =============      ============

TOTAL RETURN (a)                                                    (2.65%) **            7.25%             8.09%


RATIOS/SUPPLEMENTAL DATA:

        Net assets, end of period (000's)                     $     21,926        $      15,284      $     21,162
        Net expenses to average
            daily net assets                                         0.76% *              0.76%             0.76%
        Net investment income to average
            daily net assets                                         3.52% *              1.88%             1.84%
        Portfolio turnover rate                                        29%                  31%               53%
        Fees and expenses voluntarily waived or borne by
            the Manager consisted of the following per
            share amounts:                                    $       0.01        $        0.02      $       0.02



                                                                           YEAR ENDED FEBRUARY 28/29,
                                                               ------------------------------------------------
                                                                  1999                 1998             1997 +
                                                               ---------           ----------         ---------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   23.16           $    24.36         $   24.60
                                                               ---------           ----------         ---------
Income (loss) from investment operations:
  Net investment income                                            0.39  (c)            0.52  (c)         0.14
  Net realized and unrealized gain (loss)                         (0.46)                1.94              0.96
                                                               ---------           ----------         ---------
    Total from investment operations                              (0.07)                2.46              1.10
                                                               ---------           ----------         ---------

Less distributions to shareholders:
  From net investment income                                      (0.24)               (0.74)            (0.27)
  In excess of net investment income                              (0.24)                   -                 -
  From net realized gains                                         (2.28)               (2.92)            (1.07)
  In excess of net realized gains                                     -                    -                 -
                                                               ---------           ----------         ---------
    Total distributions                                           (2.76)               (3.66)            (1.34)
                                                               ---------           ----------         ---------
NET ASSET VALUE, END OF PERIOD                                $   20.33           $    23.16         $   24.36
                                                               =========           ==========         ==========

TOTAL RETURN (a)                                                 (0.76%)              11.60%             4.51%  **


RATIOS/SUPPLEMENTAL DATA:

        Net assets, end of period (000's)                     $  18,295           $   12,500         $  25,302
        Net expenses to average
            daily net assets                                      0.76%                0.76%             0.80%  *(b)
        Net investment income to average
            daily net assets                                      1.71%                2.14%             0.98%  *
        Portfolio turnover rate                                     60%                  68%               97%
        Fees and expenses voluntarily waived or borne by
            the Manager consisted of the following per
            share amounts:                                    $    0.06           $     0.07         $    0.05


+ Period from September 26, 1996 (commencement of operations) to February 28, 1997.
*        Annualized
**       Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 12, 2000, calculation excludes purchase premiums.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
(c)      Computed using average shares outstanding throughout the period.


            See accompanying notes to the financial statements.            21

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED        YEAR ENDED FEBRUARY 28/29,
                                                                          AUGUST 31, 2001      ------------------------------
                                                                           (UNAUDITED)             2001               2000
                                                                          ------------         -----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $      20.37         $     20.91       $      20.38
                                                                          ------------         -----------       ------------

Income (loss) from investment operations:
  Net investment income                                                          0.39  (c)           0.44  (c)          0.47  (c)
  Net realized and unrealized gain (loss)                                       (0.93)               1.09               1.28
                                                                          ------------         -----------       ------------
    Total from investment operations                                            (0.54)               1.53               1.75
                                                                          ------------         -----------       ------------
Less distributions to shareholders:
  From net investment income                                                    (0.33)              (0.23)             (0.56)
  In excess of net investment income                                                -                   -                  -
  From net realized gains                                                           -               (1.63)             (0.66)
  In excess of net realized gains                                                   -               (0.21)                 -
                                                                          ------------         -----------       ------------
    Total distributions                                                         (0.33)              (2.07)             (1.22)
                                                                          ------------         -----------       ------------

NET ASSET VALUE, END OF PERIOD                                           $      19.50         $     20.37       $      20.91
                                                                          ============         ===========       ============

TOTAL RETURN (a)                                                               (2.59%) **           7.32%              8.20%


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)                                   $  1,194,724         $ 1,280,603       $  1,799,929
     Net expenses to average
           daily net assets                                                     0.69% *             0.69%              0.69%
     Net investment income to average
           daily net assets                                                     3.88% *             2.07%              2.09%
     Portfolio turnover rate                                                      29%                 31%                53%
     Fees and expenses voluntarily waived or borne by
           the Manager consisted of the following per
           share amounts:                                                $       0.01         $      0.02       $       0.02



                                                                     YEAR ENDED FEBRUARY 28/29,
                                                           ------------------------------------------------
                                                                1999             1998              1997
                                                           ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      23.20      $      24.37      $     24.62
                                                           ------------      ------------      ------------

Income (loss) from investment operations:
  Net investment income                                           0.42  (c)         0.54 (c)         0.59
  Net realized and unrealized gain (loss)                        (0.47)             1.96             1.02
                                                           ------------      ------------      ------------
    Total from investment operations                             (0.05)             2.50             1.61
                                                           ------------      ------------      ------------

Less distributions to shareholders:
  From net investment income                                     (0.25)            (0.75)           (0.33)
  In excess of net investment income                             (0.24)                -                -
  From net realized gains                                        (2.28)            (2.92)           (1.53)
  In excess of net realized gains                                    -                 -                -
                                                           ------------      ------------      ------------
    Total distributions                                          (2.77)            (3.67)           (1.86)
                                                           ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      20.38      $      23.20      $     24.37
                                                           ============      ============      ============

TOTAL RETURN (a)                                                (0.68%)           11.71%             6.72%


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)                    $  1,998,447      $  3,046,510      $  4,232,937
     Net expenses to average
           daily net assets                                      0.69%             0.69% *           0.71% (b)
     Net investment income to average
           daily net assets                                      1.84%             2.19% *           2.34%
     Portfolio turnover rate                                       60%               68%               97%
     Fees and expenses voluntarily waived or borne by
           the Manager consisted of the following per
           share amounts:                                 $       0.06      $       0.07      $      0.06

*       Annualized
**      Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 12, 2000, calculation excludes purchase premiums.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(c)     Computed using average shares outstanding throughout the period.

22          See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED        YEAR ENDED FEBRUARY 28/29,
                                                                          AUGUST 31, 2001      ------------------------------
                                                                           (UNAUDITED)             2001               2000
                                                                          ------------         -----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $      20.37         $     20.90       $      20.37
                                                                          ------------         -----------       ------------

Income (loss) from investment operations:
  Net investment income                                                          0.34  (b)           0.50  (b)          0.55  (b)
  Net realized and unrealized gain (loss)                                       (0.87)               1.05               1.21
                                                                          ------------         -----------       ------------
    Total from investment operations                                            (0.53)               1.55               1.76
                                                                          ------------         -----------       ------------
Less distributions to shareholders:
  From net investment income                                                    (0.34)              (0.24)             (0.57)
  In excess of net investment income                                                -                   -                  -
  From net realized gains                                                           -               (1.63)             (0.66)
  In excess of net realized gains                                                   -               (0.21)                 -
                                                                          ------------         -----------       ------------
    Total distributions                                                         (0.34)              (2.08)             (1.23)
                                                                          ------------         -----------       ------------

NET ASSET VALUE, END OF PERIOD                                           $      19.50         $     20.37       $      20.90
                                                                          ============         ===========       ============

TOTAL RETURN (a)                                                               (2.56%) **           7.45%              8.18%


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)                                   $    249,675         $   155,558       $    291,894
     Net expenses to average
           daily net assets                                                     0.63% *             0.63%              0.63%
     Net investment income to average
           daily net assets                                                     3.48% *             2.34%              2.47%
     Portfolio turnover rate                                                      29%                 31%                53%
     Fees and expenses voluntarily waived or borne by
           the Manager consisted of the following per
           share amounts:                                                $       0.01         $      0.02       $       0.02



                                                             YEAR ENDED FEBRUARY 28/29,
                                                           ------------------------------
                                                                1999             1998 +
                                                           ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      23.19      $      20.61
                                                           ------------      ------------

Income (loss) from investment operations:
  Net investment income                                           0.42  (b)         0.02 (b)
  Net realized and unrealized gain (loss)                        (0.46)             2.56
                                                           ------------      ------------
    Total from investment operations                             (0.04)             2.58
                                                           ------------      ------------

Less distributions to shareholders:
  From net investment income                                     (0.25)                -
  In excess of net investment income                             (0.25)                -
  From net realized gains                                        (2.28)                -
  In excess of net realized gains                                    -                 -
                                                           ------------      ------------
    Total distributions                                          (2.78)                -
                                                           ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $      20.37      $      23.19
                                                           ============      ============

TOTAL RETURN (a)                                                (0.60%)           12.52% **


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)                    $    567,219      $    682,952
     Net expenses to average
           daily net assets                                      0.63%             0.63% *
     Net investment income to average
           daily net assets                                      1.85%             0.68% *
     Portfolio turnover rate                                       60%               68%
     Fees and expenses voluntarily waived or borne by
           the Manager consisted of the following per
           share amounts:                                 $       0.06      $       0.01

+       Period from January 9, 1998 (commencement of operations) to
        February 28, 1998.
*       Annualized
**      Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 12, 2000, calculation excludes purchase premiums.
(b)     Computed using average shares outstanding throughout the period.

            See accompanying notes to the financial statements.            23

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO International Intrinsic Value Fund (the "Fund"), formerly GMO International Core Fund, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the SSB PMI Value EPAC Index.

     The Fund offers three classes of shares: Class II, Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 5 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2001.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2001 there were no open purchased option contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian and agency, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts as of August 31, 2001.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2001, there were no open swap agreements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $80,242,073 collateralized by cash in the amount of $85,065,331 which was invested in a short-term instrument.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     Effective October 13, 2000, the Fund no longer charges a premium for cash purchases of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. These fees were allocated relative to each class' net assets on the share transaction date. For the period March 1, 2000 through October 12, 2000, the Fund received $411,049 in purchase premiums. There was no premium for cash redemptions or reinvested distributions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

     GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     transaction costs (including stamp duties and transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $8,556. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $472,652,252 and $387,569,917, respectively.

     At August 31, 2001, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                           GROSS UNREALIZED                GROSS UNREALIZED                 NET UNREALIZED
           AGGREGATE COST                    APPRECIATION                    DEPRECIATION                    DEPRECIATION
     ----------------------------      --------------------------      -------------------------       -------------------------
           $1,680,160,656                     $79,445,033                    $212,811,892                    $133,366,859

4.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED                                    YEAR ENDED
                                           AUGUST 31, 2001                                 FEBRUARY 28, 2001
                             --------------------------------------------     --------------------------------------------
     Class II:                      SHARES                 AMOUNT                   SHARES                  AMOUNT
                             ---------------------   --------------------     --------------------    --------------------
     Shares sold                          364,583   $          7,000,000                      811    $             20,626

     Shares issued to
     shareholders in
     reinvestment of
     distributions                         16,950                320,694                   63,248               1,302,403

     Shares repurchased
                                           (5,497)              (105,097)                (326,181)             (6,848,494)
                             ---------------------   --------------------     --------------------    --------------------
     Net increase
     (decrease)                           376,036   $          7,215,597                 (262,122)  $          (5,525,465)
                             =====================   ====================     ====================    ====================

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
SHARE TRANSACTIONS (continued)

                                          SIX MONTHS ENDED                                    YEAR ENDED
                                          AUGUST 31, 2001                                  FEBRUARY 28, 2001
                             -------------------------------------------      --------------------------------------------
     Class III:                     SHARES                 AMOUNT                   SHARES                  AMOUNT
                             ---------------------   -------------------      --------------------    --------------------
     Shares sold                        2,562,488   $        50,191,799                 6,408,501    $        137,810,603
     Shares issued to
     shareholders in
     reinvestment of
     distributions                        754,769            14,340,613                 6,628,260             137,451,715


     Shares repurchased                (4,913,988)          (96,950,910)              (36,259,134)           (774,515,963)

                             ---------------------   -------------------      --------------------    --------------------
     Net decrease                     (1,596,731)   $      (32,418,498)              (23,222,373)    $      (499,253,645)
                             =====================   ===================      ====================    ====================

                                          SIX MONTHS ENDED                                    YEAR ENDED
                                           AUGUST 31, 2001                                 FEBRUARY 28, 2001
                             --------------------------------------------     --------------------------------------------
     Class IV:                      SHARES                 AMOUNT                   SHARES                  AMOUNT
                             ---------------------   --------------------     --------------------    --------------------
     Shares sold                        5,621,974  $         110,727,918                6,826,032   $         139,300,163
     Shares issued to
     shareholders in
     reinvestment of
     distributions                        165,438              3,143,314                  845,200              17,432,523

     Shares repurchased                  (621,224)           (11,947,400)             (14,004,608)           (296,710,045)
                             ---------------------   --------------------     --------------------    --------------------
     Net increase
     (decrease)                         5,166,188  $         101,923,832               (6,333,376)   $       (139,977,359)
                             =====================   ====================     ====================    ====================

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
5.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2001 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                                          NET UNREALIZED
          SETTLEMENT                                         UNITS                                         APPRECIATION
             DATE               DELIVER/RECEIVE           OF CURRENCY                 VALUE               (DEPRECIATION)
     ----------------------  -----------------------  ---------------------    ---------------------     ------------------
     Buys
                  10/26/01            AUD                       26,367,169   $           13,844,082    $           638,398
                  10/26/01            CAD                       36,936,697               23,812,797                220,433
                  09/21/01            CHF                       96,562,725               57,860,909              1,047,814
                  09/21/01            DKK                      441,283,761               42,033,501                598,150
                  09/21/01            EUR                      254,143,516              230,774,689              3,552,848
                  09/21/01            GBP                       65,256,397               94,602,525              1,777,209
                  10/26/01            HKD                      292,951,950               37,568,996                 11,054
                  10/26/01            JPY                    8,498,263,640               71,770,299              1,292,916
                  09/21/01            NOK                      134,756,803               15,175,126                602,346
                  10/26/01            NZD                       31,837,754               13,868,159              1,111,537
                  09/21/01            SEK                      763,777,380               73,069,607            (1,599,130)
                  10/26/01            SGD                        4,369,000                2,512,978                 61,942
                                                                                                         ------------------
                                                                                                       $         9,315,517
                                                                                                         ==================

     Sales
                  10/26/01            AUD                       35,649,010   $           18,717,513    $         (903,151)
                  10/26/01            CAD                       57,467,559               37,048,883               (66,441)
                  09/21/01            CHF                       60,067,840               35,992,976              (743,326)
                  09/21/01            EUR                      144,690,905              131,386,388            (2,722,419)
                  09/21/01            GBP                       56,783,566               92,284,069            (1,608,946)
                  10/26/01            HKD                      537,581,478               68,940,987               (40,747)
                  10/26/01            JPY                   19,935,429,273              168,360,475            (2,603,925)
                  09/21/01            NOK                      373,857,135               42,100,503            (1,553,780)
                  09/21/01            SEK                      356,604,878               34,115,933              1,071,732
                  10/26/01            SGD                        7,878,550                4,531,614              (109,279)
                                                                                                         ------------------
                                                                                                       $       (9,280,282)
                                                                                                         ==================

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)


NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
Currency Abbreviations:

      AUD       Australian Dollar            HKD        Hong Kong Dollar
      CAD       Canadian Dollar              JPY        Japanese Yen
      CHF       Swiss Franc                  NOK        Norwegian Kroner
      DKK       Danish Krona                 NZD        New Zealand Dollar
      EUR       Euro                         SEK        Swedish Krona
      GBP       British Pound                SGD        Singapore Dollar

     FUTURES CONTRACTS

                                                                                                           NET UNREALIZED
          NUMBER OF                                                                                         APPRECIATION
          CONTRACTS                  TYPE               EXPIRATION DATE           CONTRACT VALUE           (DEPRECIATION)
      -------------------  -------------------------  ---------------------     -------------------      -------------------
      Buys
                      20             DAX                    September 2001    $          2,360,348     $          (330,650)
                     781           FTSE 100                 September 2001              60,514,272              (5,218,164)
                      38          HANG SENG                 September 2001               2,700,992                      275
                   1,414           SFE SPI                  September 2001              60,746,915              (2,911,786)
                                                                                                         -------------------
                                                                                                       $        (8,460,325)
                                                                                                         ===================

      Sales
                   1,747            CAC 40                  September 2001    $         74,551,988     $          8,835,374
                     191           S&P 500                  September 2001              10,611,522                  622,840
                      93          TSE TOPIX                 September 2001               8,557,203                  919,611
                                                                                                         -------------------
                                                                                                       $         10,377,825
                                                                                                         ===================

     At August 31, 2001, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

            SHARES/
           PAR VALUE    DESCRIPTION                                          VALUE ($)
  --------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 3.8%
                        SWEDEN -- 0.4%
  SEK        5,000,000  Government of Sweden Index Linked Bond, 4.00%, due
                          12/01/20                                               533,906
  SEK        6,600,000  Kingdom of Sweden, 6.00%, due 02/09/05                   658,080
                                                                            ------------
                                                                               1,191,986
                                                                            ------------
                        UNITED STATES -- 3.4%
                        CORPORATE DEBT -- 1.6%
  USD        4,200,000  Ford Motor Credit, 6.88%, due 02/01/06                 4,335,618
                                                                            ------------
                        STRUCTURED NOTES -- 1.8%
  USD        5,000,000  Federal Home Loan Bank,
                          Variable Rate, (10.00% - 6 mo. LIBOR), 5.27%,
                          due 09/22/03(a)                                      4,987,500
                                                                            ------------

                        TOTAL UNITED STATES                                    9,323,118
                                                                            ------------
                        TOTAL DEBT OBLIGATIONS (COST $10,644,513)             10,515,104
                                                                            ------------
                        MUTUAL FUNDS -- 94.3%
             9,614,854  GMO Alpha LIBOR Fund                                 254,889,787
               902,317  GMO Emerging Country Debt Fund                         8,247,178
                                                                            ------------
                        TOTAL MUTUAL FUNDS (COST $255,808,991)               263,136,965
                                                                            ------------

           PRINCIPAL
            AMOUNT
         -------------
                        CALL OPTIONS PURCHASED -- 0.6%
                        CROSS CURRENCY OPTIONS -- 0.6%
  EUR       18,500,000  JPY Put/Euro Call, Expires 11/27/01, Strike 98.12      1,598,194
                                                                            ------------
                        OPTIONS ON CURRENCY -- 0.0%
  USD       24,500,000  JPY Call, Expires 11/09/01, Strike 114.00                123,267
                                                                            ------------
                        TOTAL CALL OPTIONS PURCHASED (COST $432,006)           1,721,461
                                                                            ------------
                        PUT OPTIONS PURCHASED -- 0.0%
                        OPTIONS ON CURRENCY -- 0.0%
  USD       24,500,000  JPY Put, Expires 11/09/01, Strike 131.00                   6,679
                                                                            ------------
                        TOTAL PUT OPTIONS PURCHASED (COST $71,050)                 6,679
                                                                            ------------

              See accompanying notes to the financial statements.              1

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

         PAR VALUE ($)  DESCRIPTION                                          VALUE ($)
  --------------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS -- 0.2%
                        REPURCHASE AGREEMENT -- 0.2%
  USD          675,997  Salomon Smith Barney Inc. Repurchase Agreement,
                        dated 8/31/01, due 9/03/01, with a maturity value
                        of $676,149 and an effective yield of 2.70%,
                        collateralized by a U.S. Treasury Bill with a rate
                        of 0.00% and market value of $690,000.                   675,997
                                                                            ------------
                        TOTAL SHORT-TERM INVESTMENTS (COST $675,997)             675,997
                                                                            ------------
                        TOTAL INVESTMENTS -- 98.9%
                        (Cost $267,632,557)                                  276,056,206
                        Other Assets and Liabilities (net) -- 1.1%             3,013,905
                                                                            ------------
                        TOTAL NET ASSETS -- 100.0%                          $279,070,111
                                                                            ============

NOTES TO SCHEDULE OF INVESTMENTS:

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
BEF - Belgian Franc
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
ITL - Italian Lira
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

(a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

2             See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $267,632,557) (Note 1)         $276,056,206
   Interest receivable                                             555,696
   Net receivable for open forward foreign currency
    contracts (Notes 1 and 6)                                      892,948
   Receivable for open swap contracts (Notes 1 and 6)            1,797,029
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              18,426
                                                              ------------
      Total assets                                             279,320,305
                                                              ------------

LIABILITIES:
   Written options outstanding, at value (premiums $357,281)
    (Notes 1 and 6)                                                  6,722
   Payable to affiliate for (Note 2):
      Management fee                                                44,646
      Shareholder service fee                                       35,247
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                120,726
   Accrued expenses                                                 42,853
                                                              ------------
      Total liabilities                                            250,194
                                                              ------------
NET ASSETS                                                    $279,070,111
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $266,377,233
   Accumulated undistributed net investment income               7,643,836
   Accumulated net realized loss                                (7,295,948)
   Net unrealized appreciation                                  12,344,990
                                                              ------------
                                                              $279,070,111
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $279,070,111
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    27,443,485
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      10.17
                                                              ============

              See accompanying notes to the financial statements.              3

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $ 3,006,793
   Interest                                                       425,361
                                                              -----------
         Total income                                           3,432,154
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        265,440
   Custodian and transfer agent fees                               50,232
   Audit fees                                                      23,368
   Legal fees                                                       5,980
   Trustees fees (Note 2)                                           1,840
   Registration fees                                                  368
   Miscellaneous                                                    1,840
   Fees waived or borne by Manager (Note 2)                       (83,008)
                                                              -----------
                                                                  266,060
   Indirectly incurred fees waived or borne by Manager            (28,456)
                                                              -----------
                                                                  237,604
                                                              -----------
   Shareholder service fee (Note 2) - Class III                   209,619
   Shareholder service fee waived - Class III                     (10,536)
                                                              -----------
                                                                  199,083
                                                              -----------
      Net expenses                                                436,687
                                                              -----------
         Net investment income                                  2,995,467
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               2,102,953
      Closed futures contracts                                    392,106
      Closed swap contracts                                     2,434,866
      Written options                                             254,996
      Foreign currency, forward contracts and foreign
      currency related transactions                           (11,077,156)
                                                              -----------
         Net realized loss                                     (5,892,235)
                                                              -----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                               2,103,796
      Open futures contracts                                     (322,713)
      Open swap contracts                                      (1,215,964)
      Written options                                              46,017
      Foreign currency, forward contracts and foreign
      currency related transactions                             5,517,887
                                                              -----------
         Net unrealized gain                                    6,129,023
                                                              -----------
      Net realized and unrealized gain                            236,788
                                                              -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $ 3,232,255
                                                              ===========

4             See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,995,467      $ 11,854,661
   Net realized loss                                         (5,892,235)       (4,946,245)
   Change in net unrealized appreciation (depreciation)       6,129,023        11,154,204
                                                           ------------      ------------
   Net increase in net assets from operations                 3,232,255        18,062,620
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (15,274,445)       90,319,566
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from
    net share transactions                                  (15,274,445)       90,319,566
                                                           ------------      ------------
      Total increase (decrease) in net assets               (12,042,190)      108,382,186
NET ASSETS:
   Beginning of period                                      291,112,301       182,730,115
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $7,643,836 and $4,648,369,
    respectively)                                          $279,070,111      $291,112,301
                                                           ============      ============

              See accompanying notes to the financial statements.              5

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                        SIX MONTHS ENDED                     YEAR ENDED FEBRUARY 28/29,
                                        AUGUST 31, 2001     -------------------------------------------------------------
                                          (UNAUDITED)        2001(D)       2000         1999         1998         1997
                                        ----------------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD        $  10.04        $   9.41     $   9.87     $  10.15     $  10.16     $   9.89
                                            --------        --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income(a)                     0.11+           0.51+        0.51         0.55         0.65+        0.61
   Net realized and unrealized gain
     (loss)                                     0.02            0.12        (0.71)       (0.25)        0.36         0.59
                                            --------        --------     --------     --------     --------     --------
      Total from investment
         operations                             0.13            0.63        (0.20)        0.30         1.01         1.20
                                            --------        --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                     --              --        (0.23)       (0.37)       (0.56)       (0.57)
   In excess of net investment
     income                                       --              --        (0.03)       (0.09)          --           --
   From net realized gains                        --              --           --        (0.06)       (0.28)       (0.36)
   In excess of net realized gains                --              --           --        (0.06)       (0.18)          --
                                            --------        --------     --------     --------     --------     --------
      Total distributions                         --              --        (0.26)       (0.58)       (1.02)       (0.93)
                                            --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD              $  10.17        $  10.04     $   9.41     $   9.87     $  10.15     $  10.16
                                            ========        ========     ========     ========     ========     ========
TOTAL RETURN(b)                                 1.29%**         6.70%       (2.07)%       2.69%       10.19%       12.01%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)        $279,070        $291,112     $182,730     $163,210     $105,052     $ 70,768
   Net operating expenses to average
     daily net assets                           0.31%*(e)       0.33%(e)     0.34%        0.34%        0.34%        0.34%
   Interest expense to average daily
     net assets                                   --              --         0.16%          --           --           --
   Total net expenses to average
     daily net assets                           0.31%*          0.33%        0.50%(c)     0.34%        0.34%        0.34%
   Net investment income to average
     daily net assets(a)                        2.14%           5.34%        5.09%        5.86%        6.21%        6.31%
   Portfolio turnover rate                        11%             35%         116%          75%         103%          72%
   Fees and expenses voluntarily
     waived or borne by the Manager
     consisted of the following per
     share amounts:                         $   0.01        $   0.01     $   0.01     $   0.03     $   0.04     $   0.04

*    Annualized.
**   Not annualized.
+    Computed using average shares outstanding throughout the period.
(a) Net investment income for the for the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 31, 2000, calculation excludes purchase premiums.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 5.36% to 5.34%. Per share and ratio/supplemental data for periods to March 1, 2001 have not been restated to reflect this change in presentation.
(e) On October 19, 2000, the Fund began to invest a portion of its assets in GMO Emerging Country Debt Fund and GMO revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund. See Note 2.

6             See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in global bond and currency markets. The Fund's benchmark is the J.P. Morgan Global Government Bond Index.

      At August 31, 2001, 91.3% of the net assets of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. The financial statements of GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements. At August 31, 2001, 3.0% of the Fund is invested in GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. GMO Emerging Country Debt Fund invests in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See
      Note 6 for all open futures contracts as of August 31, 2001.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2001.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written options contracts as of August 31, 2001.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. See Schedule of Investments for all open purchased option contracts as of August 31, 2001.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Credit default swaps involve the payment of a specified rate based on the notional amount. One party receives payment from the other party upon a default of the underlying security during the swap period. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. See
      Note 6 for a summary of open swap agreements as of August 31, 2001.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. For the six months ended August 31, 2001, the Fund did not enter into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premiums and of discounts. Effective March 1, 2000, the Fund adopted the provisions of the revied AICPA Audit and Accounting Guide for Investment

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to March 1, 2000, the Fund did not amortize premiums, and certain discounts were amortized using the straight-line method. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASE AND REDEMPTIONS OF FUND SHARES
      Effective October 13, 2000, the Fund no longer charges a purchase premium in connection with the purchase of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .15% of the amount invested. The premium was reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the puchase premium for the Fund was reduced by 50% if the purchaser made an in-kind purchase of Fund shares or if the purchas eor redemption was part of a transfer from or to another Fund where the Manager was able to transfer securities amoung the Funds to effect the transaction. All purchase premiums were paid to and recorded by the Fund as paid-in capital. For the period from March 1, 2000 to October 13, 2000, the Fund received $57,979 in purchase premiums. There was no premium for redemptions or reinvested distributions.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of the GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. For the six months ended August 31, 2001, shareholder service fees incurred indirectly by the Fund were 0.01% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, brokerage commissions, certain other transaction costs, and extraordinary expenses ("fund expenses")) and the amount of fees, fees and expenses of the independent trustees of the Trust, and expenses (excluding fund expenses, as defined above) incurred indirectly by the Fund through its investment in ECDF exceed the management fee. For the six months ended August 31, 2001, operating expenses (excluding shareholder service fees,) incurred indirectly by the Fund were 0.02% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $1,840. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $30,706,793 and $51,678,200 respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $267,632,557      $8,866,063        $(442,414)       $8,423,649

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 65.3% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended             Year Ended
                                                            August 31, 2001          February 28, 2001
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:
         Shares sold                                       652,473  $  6,270,502  11,344,679  $107,349,149
         Shares issued to shareholders in reinvestment
           of distributions                                     --            --          --            --
         Shares repurchased                             (2,213,123)  (21,544,947) (1,766,809)  (17,029,583)
                                                        ----------  ------------  ----------  ------------
         Net increase (decrease)                        (1,560,650) $(15,274,445)  9,577,870  $ 90,319,566
                                                        ==========  ============  ==========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2001 is as follows:

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS

                                                                                                 Net Unrealized
         Settlement                                                    Units of                   Appreciation
            Date                    Deliver/Receive                    Currency        Value     (Depreciation)
         ----------  ---------------------------------------------  --------------  -----------  --------------
           Buys
           9/11/01   AUD                                                9,000,000   $ 4,732,250    $ 205,250
           9/18/01   CAD                                               34,300,000    22,122,809     (247,427)
          10/23/01   EUR                                              105,800,000    95,995,134     (388,666)
          10/09/01   GBP                                               28,600,000    41,427,386      619,830
          10/30/01   JPY                                            5,910,000,000    49,955,834      499,767
                                                                                                   ---------
                                                                                                   $ 688,754
                                                                                                   =========
           Sales
           9/18/01   CAD                                               12,000,000   $ 7,739,758    $  33,161
           1/13/03   HKD                                               62,359,200     7,995,487        4,513
          11/21/01   HKD                                               71,579,680     9,180,923       19,077
                                                                                                   ---------
                                                                                                   $  56,751
                                                                                                   =========

      FORWARD CROSS CURRENCY CONTRACTS

         Settlement                                                         Net Unrealized
            Date      Deliver/Units of Currency   Receive/In Exchange For    Appreciation
         ----------   -------------------------   ------------------------  --------------
          10/16/01    CHF            12,541,300   EUR            8,300,000     $ 15,306
           9/25/01    SEK            68,860,552   EUR            7,400,000      132,137
                                                                               --------
                                                                               $147,443
                                                                               ========

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                                 Net Unrealized
         Number of                                                                  Contract      Appreciation
         Contracts                   Type                    Expiration Date         Value       (Depreciation)
         ---------   ------------------------------------  --------------------  --------------  --------------
          Buys
           90        Australian Government Bond 10 Yr.     September 2001        $   4,893,981      $165,907
          214        Australian Government Bond 3 Yr.      September 2001           11,579,029       163,570
          174        Canadian Government Bond 10 Yr.       December 2001            11,663,983        73,961
          280        Euro BOBL                             December 2001            27,337,669       102,446
          498        Euro Bund                             December 2001            49,178,427       137,908
          234        U.S. Long Bond                        December 2001            24,643,125        58,982
           67        U.S. Treasury Note 10 Yr.             December 2001             7,135,500        17,162
            1        U.S. Treasury Note 5 Yr.              December 2001               105,938            10
                                                                                                    --------
                                                                                                    $719,946
                                                                                                    ========
         Sales
            2        Japanese Government Bond 10 Yr.       September 2001        $   2,349,649      $  6,004
            2        Japanese Government Bond 10 Yr.       December 2001             2,344,775          (298)
           74        Swiss Government Bond                 December 2001             5,423,090        (4,932)
           15        U.K. Gilt                             September 2001            2,520,379         1,919
                                                                                                    --------
                                                                                                    $  2,693
                                                                                                    ========

      At August 31, 2001, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN OPTION TRANSACTIONS

                                                                     Puts                           Calls
                                                        ------------------------------  ------------------------------
                                                        Principal Amount                Principal Amount
                                                          of Contracts                    of Contracts
                                                        (000's omitted)     Premiums    (000's omitted)     Premiums
                                                        ----------------  ------------  ----------------  ------------
         Outstanding, beginning of period                      18,500       $357,281                --     $      --
         Options written                                           --             --            25,398       254,996
         Options closed                                            --             --                --            --
         Options exercised                                         --             --                --            --
         Options expired                                           --             --           (25,398)     (254,996)
         Options sold                                              --             --                --            --
                                                          -----------       --------      ------------     ---------
         Outstanding, end of period                            18,500       $357,281                --     $      --
                                                          ===========       ========      ============     =========

      SUMMARY OF OPEN WRITTEN OPTIONS

                                                    Principal Amount
                                                      of Contracts                         Expiration
                                                     (000's omitted)     Exercise Price       Date     Value
                                                   -------------------  -----------------  ----------  ------
         EUR Put/JPY Call                          18,500          EUR  81.2          JPY   11/27/01   $6,722
                                                                                                       ------
                                                                                                       $6,722
                                                                                                       ======

      SWAP AGREEMENTS

                                                                                                Net Unrealized
              Notional Amount        Expiration                                                  Appreciation
             Fund/Counterparty          Date                      Description                   (Depreciation)
         --------------------------  ----------  ---------------------------------------------  --------------
         CREDIT DEFAULT SWAPS

                2,263,500,000  BEF     3/31/03   Agreement with Morgan Guaranty Trust Company     $  (36,019)
                                                 dated 3/26/98 to pay .07% per year times the
                                                 notional amount. The Fund receives payment
                                                 only upon a default event in Belgium, the
                                                 notional amount times the difference between
                                                 the par value and the then-market value of
                                                 Kingdom of Belgium, 5.75% due 3/28/08.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                Net Unrealized
              Notional Amount        Expiration                                                  Appreciation
             Fund/Counterparty          Date                      Description                   (Depreciation)
         --------------------------  ----------  ---------------------------------------------  --------------
              108,000,000,000  ITL     3/31/03   Agreement with Morgan Guaranty Trust Company     $   (1,310)
                                                 dated 3/26/98 to pay .07% per year times the
                                                 notional amount. The Fund receives payment
                                                 only upon a default event in Italy, the
                                                 notional amount times the difference between
                                                 the par value and the then-market value of
                                                 Italy BTP, 6.00% due 11/01/07.

         FORWARD SWAP SPREAD LOCK SWAPS

                   35,000,000  USD     9/18/01   Agreement with Morgan Guaranty Trust Company      1,007,900
                                                 dated 9/18/00 to pay (receive) the notional
                                                 amount multiplied by the difference between
                                                 the 10 year swap spread and a fixed spread
                                                 times the duration of the 10 year swap rate.

         INTEREST RATE SWAPS

                   15,000,000  EUR     3/21/05   Agreement with UBS AG dated 3/17/00 to              386,845
                                                 receive the notional amount multiplied by
                                                 5.222% and to pay the notional amount
                                                 multiplied by the 3 month Floating Rate
                                                 EURIBOR adjusted by a specified spread.

                   30,000,000  SEK     9/13/06   Agreement with UBS AG dated 9/09/99 to              154,535
                                                 receive the notional amount multiplied by
                                                 6.465% and to pay the notional amount
                                                 multiplied by the 3 month Floating Rate
                                                 Swedish LIBOR adjusted by a specified spread.

                   18,500,000  CHF     5/11/11   Agreement with Morgan Guaranty Trust Company        (47,943)
                                                 dated 5/09/01 to pay the notional amount
                                                 multiplied by 3.73% and to receive the
                                                 notional amount multiplied by the 6 month
                                                 Floating Rate Swiss LIBOR adjusted by a
                                                 specified spread.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                Net Unrealized
              Notional Amount        Expiration                                                  Appreciation
             Fund/Counterparty          Date                      Description                   (Depreciation)
         --------------------------  ----------  ---------------------------------------------  --------------
                    3,000,000  EUR     3/21/30   Agreement with UBS AG dated 3/17/00 to           $   77,687
                                                 receive the notional amount multiplied by
                                                 5.895% and to pay the notional amount
                                                 multiplied by the 3 month Floating Rate
                                                 EURIBOR adjusted by a specified spread.

         TOTAL RETURN SWAPS

                   75,000,000  USD     9/27/01   Agreement with Morgan Guaranty Trust Company        340,014
                                                 dated 9/22/99 to receive (pay) the notional
                                                 amount multiplied by the return on the JP
                                                 Morgan Traded Total Return Government Bond
                                                 Index and to pay the notional amount
                                                 multiplied by the 1 month LIBOR adjusted by a
                                                 specified spread.+

                   30,000,000  USD     7/24/03   Agreement with Morgan Guaranty Trust Company         29,367
                                                 dated 7/18/01 to receive (pay) the notional
                                                 amount multiplied by the return on the JP
                                                 Morgan Non-U.S. Traded Total Return
                                                 Government Bond Index and to pay the notional
                                                 amount multiplied by the 1 month LIBOR
                                                 adjusted by a specified spread.+
                                                                                                  ----------
                                                                                                  $1,911,076
                                                                                                  ==========

         +    This swap agreement is fair valued (Note 1).

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      PAR VALUE         DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 21.8%
                        BULGARIA -- 1.3%
USD         10,000,000  Bulgaria Discount Strips, 0.00%, due 07/28/24(a)        2,453,601
                                                                            -------------
                        CANADA -- 4.1%
CAD          2,000,000  Province of British Columbia, 7.88%, due 11/30/23       1,487,646
GBP          3,500,000  Province of Quebec, 8.63%, due 11/04/11                 6,106,315
                                                                            -------------
                                                                                7,593,961
                                                                            -------------
                        CAYMAN ISLANDS -- 8.8%
GBP          4,000,000  BA Credit Card Corp Series 97-1, 7.13%, due
                          09/15/02                                              5,911,658
CAD          2,000,000  Government of Canada (Cayman), 7.25%, due 06/01/08      1,390,233
EUR         10,000,000  MBNA America Euro Structured Offering,
                          Variable Rate, 3 mo. EURIBOR + .14%, 4.49%, due
                          05/19/04                                              9,084,000
                                                                            -------------
                                                                               16,385,891
                                                                            -------------
                        JAPAN -- 0.6%
USD          1,030,000  Japan Highway Public Corporation, 7.63%, due
                          09/22/04                                              1,109,310
                                                                            -------------
                        SUPRA NATIONAL -- 0.3%
CAD            700,000  European Investment Bank, 8.50%, due 08/30/05             502,613
                                                                            -------------
                        SWEDEN -- 2.1%
SEK         20,000,000  Government of Sweden Index Linked Bond, 4.00%, due
                          12/01/20                                              2,135,625
SEK         17,200,000  Kingdom of Sweden, 6.00%, due 02/09/05                  1,714,996
                                                                            -------------
                                                                                3,850,621
                                                                            -------------
                        UNITED STATES -- 4.6%
                        CORPORATE DEBT -- 1.6%
USD          3,000,000  Ford Motor Credit, 6.88%, due 02/01/06                  3,096,870
                                                                            -------------
                        U.S. GOVERNMENT AGENCY -- 3.0%
USD          4,000,000  Federal Home Loan Bank,
                          Variable Rate, CPI + 3.15%, 5.22%, due
                          02/15/02(b)                                           3,981,600
AUD          3,000,000  Federal National Mortgage Association, 6.38%, due
                          08/15/07                                              1,627,071
                                                                            -------------
                                                                                5,608,671
                                                                            -------------

                        TOTAL UNITED STATES                                     8,705,541
                                                                            -------------

                        TOTAL DEBT OBLIGATIONS (COST $42,867,117)              40,601,538
                                                                            -------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

       SHARES/
      PRINCIPAL
        AMOUNT          DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        MUTUAL FUNDS -- 75.4%
             5,081,732  GMO Alpha LIBOR Fund                                  134,716,727
               596,042  GMO Emerging Country Debt Fund                          5,447,824
                                                                            -------------
                        TOTAL MUTUAL FUNDS (COST $138,261,455)                140,164,551
                                                                            -------------
                        CALL OPTIONS PURCHASED -- 0.4%
                        OPTIONS ON CURRENCY -- 0.0%
USD         16,200,000  JPY Call, Expires 11/09/01, Strike 114.00                  81,507
                                                                            -------------
                        CROSS CURRENCY OPTIONS -- 0.4%
EUR          7,600,000  JPY Put/Euro Call, Expires 11/27/01, Strike 98.12         656,555
                                                                            -------------

                        TOTAL CALL OPTIONS PURCHASED (COST $196,185)              738,062
                                                                            -------------
                        PUT OPTIONS PURCHASED -- 0.0%
                        OPTIONS ON CURRENCY -- 0.0%
USD         16,200,000  JPY Put, Expires 11/09/01, Strike 131.00                    4,417
                                                                            -------------

                        TOTAL PUT OPTIONS PURCHASED (COST $46,980)                  4,417
                                                                            -------------

              See accompanying notes to the financial statements.
2

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    PAR VALUE ($)       DESCRIPTION                                           VALUE ($)
----------------------  --------------------------------------------------  -------------
                        SHORT-TERM INVESTMENTS -- 0.4%
                        REPURCHASE AGREEMENT -- 0.4%
USD            691,018  Salomon Smith Barney Inc. Repurchase Agreement,
                        dated 8/31/01, due 9/03/01, with a maturity value
                        of $691,174 and an effective yield of 2.70%,
                        collateralized by a U.S. Treasury Bill with a rate
                        of 0.00%, maturity date of 1/24/02 and market
                        value of $710,000.                                        691,018
                                                                            -------------

                        TOTAL SHORT-TERM INVESTMENTS (COST $691,018)              691,018
                                                                            -------------
                        TOTAL INVESTMENTS -- 98.0%
                        (Cost $182,062,755)                                   182,199,586

                        Other Assets and Liabilities (net) -- 2.0%              3,640,307
                                                                            -------------
                        TOTAL NET ASSETS -- 100.0%                          $ 185,839,893
                                                                            =============

NOTES TO SCHEDULE OF INVESTMENTS:

CPI - Consumer Price Index

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2001, which are subject to change based on the terms of the security.

CURRENCY ABBREVIATIONS:
AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
SEK - Swedish Krona
USD - United States Dollar

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

              See accompanying notes to the financial statements.              3

                           (Intentionally Left Blank)

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $182,062,755) (Note 1)         $182,199,586
   Foreign currency, at value (cost $912,064) (Note 1)             951,492
   Receivable for Fund shares sold                                 111,000
   Interest receivable                                           1,555,540
   Net receivable for open forward foreign currency
    contracts (Notes 1 and 6)                                      543,701
   Receivable for open swap contracts (Notes 1 and 6)            1,560,835
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              16,310
                                                              ------------
      Total assets                                             186,938,464
                                                              ------------

LIABILITIES:
   Written options outstanding, at value (premiums $146,775)
    (Notes 1 and 6)                                                  2,762
   Payable to affiliate for (Note 2):
      Management fee                                                38,839
      Shareholder service fee                                       23,303
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                992,047
   Accrued expenses                                                 41,620
                                                              ------------
      Total liabilities                                          1,098,571
                                                              ------------
NET ASSETS                                                    $185,839,893
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $190,138,298
   Accumulated undistributed net investment income               5,855,446
   Accumulated net realized loss                               (12,894,642)
   Net unrealized appreciation                                   2,740,791
                                                              ------------
                                                              $185,839,893
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $185,839,893
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    19,574,125
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.49
                                                              ============

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $  1,368,791
   Interest                                                      1,395,572
                                                              ------------
      Total income                                               2,764,363
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                         231,144
   Custodian and transfer agent fees                                40,940
   Audit fees                                                       26,864
   Legal fees                                                        4,048
   Trustees fees (Note 2)                                            1,380
   Registration fees                                                   460
   Miscellaneous                                                     1,563
   Fees waived or borne by Manager (Note 2)                        (74,760)
                                                              ------------
                                                                   231,639
   Indirectly incurred fees waived or borne by Manager             (18,850)
                                                              ------------
                                                                   212,789
                                                              ------------
   Shareholder service fee (Note 2) - Class III                    138,687
   Shareholder service fee waived - Class III                       (6,968)
                                                              ------------
                                                                   131,719
                                                              ------------
      Net expenses                                                 344,508
                                                              ------------
         Net investment income                                   2,419,855
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                  907,204
      Closed futures contracts                                     154,131
      Closed swap contracts                                      1,023,061
      Written options                                              177,678
      Foreign currency, forward contracts and foreign
      currency related transactions                            (10,002,299)
                                                              ------------

         Net realized loss                                      (7,740,225)
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                1,739,597
      Open futures contracts                                      (533,303)
      Open swap contracts                                         (304,879)
      Written options                                              122,347
      Foreign currency, forward contracts and foreign
      currency related transactions                              4,060,105
                                                              ------------

         Net unrealized gain                                     5,083,867
                                                              ------------

      Net realized and unrealized loss                          (2,656,358)
                                                              ------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $   (236,503)
                                                              ============

6             See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,419,855      $ 10,264,162
   Net realized loss                                         (7,740,225)      (16,784,068)
   Change in net unrealized appreciation (depreciation)       5,083,867        11,818,006
                                                           ------------      ------------
   Net increase (decrease) in net assets from
    operations                                                 (236,503)        5,298,100
                                                           ------------      ------------
Distributions to shareholders from:
   Net realized gains
      Class III                                                      --          (673,427)
                                                           ------------      ------------
      Total distributions from net realized gains                    --          (673,427)
                                                           ------------      ------------
   In excess of net realized gains
      Class III                                                      --           (12,643)
                                                           ------------      ------------
      Total distributions in excess of net realized
       gains                                                         --           (12,643)
                                                           ------------      ------------
                                                                     --          (686,070)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (26,514,310)       62,605,488
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (26,514,310)       62,605,488
                                                           ------------      ------------
      Total increase (decrease) in net assets               (26,750,813)       67,217,518
NET ASSETS:
   Beginning of period                                      212,590,706       145,373,188
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $5,855,446 and $3,435,591,
    respectively)                                          $185,839,893      $212,590,706
                                                           ============      ============

              See accompanying notes to the financial statements.              7

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                      YEAR ENDED FEBRUARY 28,
                                          AUGUST 31, 2001   ---------------------------------------------------------------
                                            (UNAUDITED)       2001(D)       2000         1999         1998         1997
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.44       $   9.19     $  10.06     $  10.45     $  10.78     $  10.92
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income(a)                       0.15         0.63 +         0.70         0.71         0.59         0.71
   Net realized and unrealized gain
     (loss)                                      (0.10)         (0.34)       (0.99)       (0.42)        0.08         0.65
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            0.05           0.29        (0.29)        0.29         0.67         1.36
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                       --             --        (0.39)       (0.36)       (0.54)       (0.81)
   In excess of net investment income               --             --           --        (0.09)          --           --
   From net realized gains                          --          (0.04)       (0.19)       (0.23)       (0.10)       (0.54)
   In excess of net realized gains                  --           --(f)          --           --        (0.36)       (0.15)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                           --          (0.04)       (0.58)       (0.68)       (1.00)       (1.50)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $   9.49       $   9.44     $   9.19     $  10.06     $  10.45     $  10.78
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(b)                                   0.53%++        3.20%       (2.98)%       2.48%        6.32%       12.39%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $185,840       $212,591     $145,373     $181,829     $293,022     $235,783
   Net operating expenses to average
     daily net assets                             0.37%**(e)      0.39%(e)      0.40%      0.40%        0.40%        0.40%
   Interest expense to average daily net
     assets                                         --             --         0.03%          --           --           --
   Total net expenses to average daily
     net assets                                   0.37%**        0.39%        0.43%(c)      0.40%       0.40%        0.40%
   Net investment income to average
     daily net assets(a)                          2.62%**        6.82%        6.51%        6.45%        6.24%        6.93%
   Portfolio turnover rate                          23%           114%          39%         106%         105%          95%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $   0.01       $   0.01     $   0.01     $   0.03     $   0.02     $   0.02

(a) Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 13, 2000, calculation excludes purchase premiums.

8             See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.97% to 6.82%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
(e) On October 19, 2000, the Fund began to invest a portion of its assets in GMO Emerging Country Debt Fund and GMO revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund. See Note 2.
(f)  The distribution in excess of net realized gains was less than $0.01.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
**   Annualized.

              See accompanying notes to the financial statements.              9

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in foreign bond and currency markets. The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index.

      At August 31, 2001, 72.5% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements. At
      August 31, 2001, 2.9% of the Fund is invested in GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. Emerging Country Debt Fund invests primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa, and Europe.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2001.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2001.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written options contracts as of August 31, 2001.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. See Schedule of Investments for all open purchased option contracts as of August 31, 2001.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Credit default swaps involve the payment of a specified rate based on the notional amount. One party receives payment from the other party upon a default of the underlying security during the swap period. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2001.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. For the six months ended August 31, 2001, the Fund did not enter into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $5,168,787 expiring in 2009.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Effective March 1, 2000, the

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to March 1, 2000, the Fund did not amortize premiums, and certain discounts were amortized using the straight-line method. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective October 13, 2000, the Fund no longer charges a premium on purchases of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .15% of the amount invested. The premium was reduced by 50% with respect to any portion of a purchase that was offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the Fund was reduced by 50% if the purchaser made an in-kind purchase of Fund shares or if the purchase or redemption was part of a transfer from or to another Fund where the Manager was able to transfer securities among the Funds to effect the transaction. All purchase premiums were paid to and recorded by the Fund as paid-in capital. For the year ended February 28, 2001 the Fund received $7,451 in purchase premiums. There was no premium for cash redemptions or reinvested distributions.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of the GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. For the six months ended August 31, 2001, shareholder service fees incurred indirectly by the Fund were 0.01% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, brokerage commissions, certain other transaction costs, and extraordinary expenses ("fund expenses")) and the amount of fees and expenses (excluding fund expenses, as defined above) incurred indirectly by the Fund through its investment in ECDF exceed the management fee. For the six months ended August 31, 2001, operating expenses (excluding shareholder service fees) incurred indirectly by the Fund were 0.02% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $1,380. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $41,952,753 and $75,732,733, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $182,062,755      $3,062,719       $(2,925,888)       $136,831

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 74.6% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended              Year Ended
                                                             August 31, 2001           February 28, 2001
                                                        -------------------------  -------------------------
                                                          Shares        Amount       Shares        Amount
         Class III:                                     -----------  ------------  -----------  ------------
         Shares sold                                      2,065,146  $ 18,634,762   10,470,830  $ 96,819,248
         Shares issued to shareholders
           in reinvestment of distributions                      --            --       72,257       676,322
         Shares repurchased                              (5,007,623)  (45,149,072)  (3,843,003)  (34,890,082)
                                                        -----------  ------------  -----------  ------------
         Net increase (decrease)                         (2,942,477) $(26,514,310)   6,700,084  $ 62,605,488
                                                        ===========  ============  ===========  ============

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2001 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                       Net Unrealized
         Settlement                                                     Appreciation
            Date     Deliver/Receive  Units of Currency     Value      (Depreciation)
         ----------  ---------------  -----------------  ------------  --------------
              Buys
           9/11/01            AUD            2,800,000   $ 1,472,256     $  63,856
           9/18/01            CAD           22,600,000    14,576,544      (163,873)
          10/23/01            EUR           85,700,000    77,757,873      (314,827)
          10/09/01            GBP           12,000,000    17,382,120       263,772
          10/30/01            JPY        6,200,000,000    52,407,136       524,291
                                                                         ---------
                                                                         $ 373,219
                                                                         =========

             Sales
           9/18/01            CAD           10,400,000   $ 6,707,791     $  34,564
           1/13/03            HKD           38,974,500     4,997,179         2,821
          11/21/01            HKD           32,677,680     4,191,291         8,709
                                                                         ---------
                                                                         $  46,094
                                                                         =========

         FORWARD CROSS CURRENCY CONTRACTS
         Settlement   Deliver/Units of      Receive/In      Net Unrealized
            Date          Currency         Exchange For      Appreciation
         ----------   -----------------   ---------------   --------------
          10/16/01    CHF    7,857,200    EUR   5,200,000      $  9,590
           9/25/01    SEK   94,915,896    EUR  10,200,000       182,134
           9/25/01    EUR    2,300,000    SEK  21,128,000       (67,336)
                                                               --------
                                                               $124,388
                                                               ========

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                                                   Net Unrealized
                  Number of                                                                            Contract     Appreciation
                  Contracts                               Type                       Expiration Date     Value     (Depreciation)
         ---------------------------  ---------------------------------------------  ---------------  -----------  --------------
                    Buys
                     50               Australian Government Bond 10 Yr.              September 2001   $ 2,718,878    $  93,330
                     129              Australian Government Bond 3 Yr.               September 2001     6,979,882       99,955
                     95               Canadian Government Bond 10 Yr.                 December 2001     6,368,267       40,593
                     195              Euro BOBL                                       December 2001    19,038,734       72,210
                     398              Euro Bund                                       December 2001    39,303,241      110,982
                     12               Japanese Government Bond 10 Yr.                September 2001    14,097,895       10,648
                      3               U.S. Treasury Note 10 Yr.                       December 2001       319,500          998
                                                                                                                     ---------
                                                                                                                     $ 428,716
                                                                                                                     =========

                    Sales
                     37               Swiss Government Bond                           December 2001   $ 2,711,545    $  (2,466)
                     25               U.K. Gilt                                      September 2001     4,200,632      (41,981)
                     34               U.S. Long Bond                                  December 2001     3,580,625      (29,852)
                     108              U.S. Treasury Note 5 Yr.                        December 2001    11,441,250      (47,184)
                                                                                                                     ---------
                                                                                                                     $(121,483)
                                                                                                                     =========

      At August 31, 2001, the Fund has sufficient cash and/or securities to cover any margin requirements on open futures contracts.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN OPTIONS TRANSACTIONS

                                                                      Puts                             Calls
                                                        --------------------------------  --------------------------------
                                                        Principal Amount                  Principal Amount
                                                          of Contracts                      of Contracts
                                                         (000's omitted)     Premiums      (000's omitted)     Premiums
                                                        -----------------  -------------  -----------------  -------------
         Outstanding, beginning of period                        7,600       $146,775                          $
         Options written                                            --             --             17,697         177,678
         Options closed                                             --             --                 --              --
         Options exercised                                          --             --                 --              --
         Options expired                                            --             --            (17,697)       (177,678)
         Options sold                                               --             --                 --              --
                                                           -----------       --------       ------------       ---------
         Outstanding, end of period                              7,600       $146,775                 --       $      --
                                                           ===========       ========       ============       =========

      SUMMARY OF OPEN WRITTEN OPTIONS

                                                        Principal Amount
                                                          of Contracts                     Expiration
                                                         (000's omitted)   Exercise Price     Date     Value
                                                        -----------------  --------------  ----------  ------
         EUR Put/JPY Call                                   7,600 EUR          81.2 JPY     11/27/01   $2,762
                                                                                                       ------
                                                                                                       $2,762
                                                                                                       ======

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                              Net Unrealized
           Notional Amount    Expiration                                                       Appreciation
          Fund/Conterparty       Date                        Description                      (Depreciation)
         -------------------  ----------  --------------------------------------------------  --------------

         CREDIT DEFAULT SWAPS
           5,658,750,000 BEF    3/31/03   Agreement with Morgan Guaranty Trust Company dated    $  (73,783)
                                          3/26/98 to pay .07% per year times the notional
                                          amount. The Fund receives payment only upon a
                                          default event in Belgium, the notional amount
                                          times the difference between the par value and the
                                          then-market value of Kingdom of Belgium, 5.75% due
                                          3/28/08.

         270,000,000,000 ITL    3/31/03   Agreement with Morgan Guaranty Trust Company dated       (34,391)
                                          3/26/98 to pay .07% per year times the notional
                                          amount. The Fund receives payment only upon a
                                          default event in Italy, the notional amount times
                                          the difference between the par value and the
                                          then-market value of Italy BTP, 6.00% due
                                          11/01/07.

         FORWARD SWAP SPREAD LOCK SWAPS
              30,000,000 USD    9/18/01   Agreement with Morgan Guaranty Trust Company dated       863,914
                                          9/18/00 to pay (receive) the notional amount
                                          multiplied by the difference between the 10 year
                                          swap spread and a fixed spread times the duration
                                          of the 10 year swap rate.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                              Net Unrealized
           Notional Amount    Expiration                                                       Appreciation
          Fund/Conterparty       Date                        Description                      (Depreciation)
         -------------------  ----------  --------------------------------------------------  --------------
         INTEREST RATE SWAPS
              20,000,000 EUR    3/21/05   Agreement with UBS AG dated 3/17/00 to receive the    $  515,793
                                          notional amount multiplied by 5.222% and to pay
                                          the notional amount multiplied by the 3 month
                                          Floating Rate EURIBOR adjusted by a specified
                                          spread.

              27,000,000 SEK    9/13/06   Agreement with UBS AG dated 9/09/99 to receive the       139,082
                                          notional amount multiplied by 6.465% and to pay
                                          the notional amount multiplied by the 3 month
                                          Floating Rate Swedish LIBOR adjusted by a
                                          specified spread.

              11,500,000 CHF    5/11/11   Agreement with Morgan Guaranty Trust Company dated       (29,802)
                                          5/09/01 to pay the notional amount multiplied by
                                          3.73% and to receive the notional amount
                                          multiplied by the 6 month Floating Rate Swiss
                                          LIBOR adjusted by a specified spread.

               5,000,000 EUR    3/21/30   Agreement with UBS AG dated 3/17/00 to receive the       129,119
                                          notional amount multiplied by 5.895% and to pay
                                          the notional amount multiplied by the 3 month
                                          Floating Rate EURIBOR adjusted by a specified
                                          spread.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                              Net Unrealized
           Notional Amount    Expiration                                                       Appreciation
          Fund/Conterparty       Date                        Description                      (Depreciation)
         -------------------  ----------  --------------------------------------------------  --------------
         TOTAL RETURN SWAPS
              52,000,000 USD    7/24/03   Agreement with Morgan Guaranty Trust Company dated    $   50,903
                                          7/18/01 to receive (pay) the notional amount
                                          multiplied by the return on the JP Morgan Non-U.S.
                                          Traded Total Return Government Bond Index and to
                                          pay the notional amount multiplied by the 1 month
                                          LIBOR adjusted by a specified spread.+
                                                                                                ----------
                                                                                                $1,560,835
                                                                                                ==========

         +    This swap agreement is fair valued (Note 1).
         See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 90.6%
                       ARGENTINA -- 10.1%
ARS         4,400,000  Provincia Corrientes Series 1, PIK,
                         Variable Rate, 1 mo. Peso Deposit Rate, 2.68%,
                         due 04/01/09                                          1,012,101
ARS         2,500,000  Provincia Corrientes Series 2, PIK,
                         Variable Rate, 1 mo. Peso Deposit Rate, 2.68%,
                         due 04/01/09                                            575,058
USD        24,445,000  Republic of Argentina, 12.13%, due 02/25/19(a)         14,667,000
USD         5,000,000  Republic of Argentina, 11.75%, due 06/15/15             3,050,000
USD        10,000,000  Republic of Argentina, 10.25%, due 07/21/30             5,650,000
ARS        13,823,800  Republic of Argentina Bocon Pro 1, PIK,
                         Variable Rate, 1 mo. Peso Deposit Rate, 3.73%,
                         due 04/01/07(b)                                       3,214,355
DEM         3,830,000  Republic of Argentina Discount Bond,
                         Variable Rate, 6 mo. DEM LIBOR + .81%, 5.31%,
                         due 03/31/23                                            996,169
USD        32,000,000  Republic of Argentina Discount Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 4.81%, due
                         03/31/23                                             20,480,000
USD        44,499,659  Republic of Argentina Global Bond, 12.25%, due
                         06/19/18(a)                                          25,809,802
USD         4,400,000  Republic of Argentina Global Bond, 8.88%, due
                         03/01/29                                              2,145,440
USD         1,090,242  Republic of Argentina Global Bond, 0.00%, due
                         06/18/18                                                632,340
ARS        27,436,201  Republic of Argentina INDER Certificates, 6.00%,
                         due 04/15/06                                          9,603,631
ARS        35,134,370  Republic of Argentina Pro 1 Co-Participation
                         Rights,
                         Variable Rate, 1 mo. Peso Deposit Rate, 3.73%,
                         due 04/01/07                                          7,932,377
USD         2,000,000  Republic of Argentina Pro 4, Variable Rate, 1 mo.
                         LIBOR, 3.58%, due 12/28/10                            1,230,000
                                                                           -------------
                                                                              96,998,273
                                                                           -------------
                       BOSNIA & HERZEGOVINA -- 0.4%
DEM        25,244,000  Bosnia & Herzegovina Series A, Step Up, 2.00%, due
                         12/11/17                                              3,400,182
DEM        12,335,000  Bosnia & Herzegovina Series B, 0.00%, due 12/11/17         57,291
                                                                           -------------
                                                                               3,457,473
                                                                           -------------
                       BRAZIL -- 16.1%
USD           307,853  Brazil Capitalization Bond Series L, PIK, 8.00%,
                         due 04/15/14                                            222,808
USD        33,500,000  Brazil DCB (Bearer) Series RG,
                         Variable Rate, 6 mo. LIBOR + .88%, 5.50%, due
                         04/15/12(a)                                          22,110,000
USD        31,000,000  Brazil DCB (Registered),
                         Variable Rate, 6 mo. LIBOR + .88%, 5.50%, due
                         04/15/12                                             20,460,000
USD        73,025,000  Brazil Discount ZL Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 5.44%, due
                         04/15/24                                             51,573,906
USD        52,320,000  Brazil FLIRB (Registered),
                         Variable Rate, Step Up, 5.44%, due 04/15/09          37,147,200

              See accompanying notes to the financial statements.              1

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       BRAZIL -- CONTINUED
USD        10,941,575  Brazil MYDFA Trust Certificates,
                         Variable Rate, 6 mo. LIBOR + .81%, 5.75%, due
                         09/15/07                                              8,650,628
USD         7,500,000  Republic of Brazil, 11.25%, due 07/26/07                7,038,750
USD        11,000,000  Republic of Brazil, 11.00%, due 08/17/40(a)             7,892,500
                                                                           -------------
                                                                             155,095,792
                                                                           -------------
                       BULGARIA -- 5.7%
USD         9,809,153  Bulgaria Discount Bond Series B,
                         Variable Rate, 6 mo. LIBOR + 1.31%, 5.06%, due
                         07/28/24                                              7,871,845
USD        42,000,000  Bulgaria Discount Bond, Interest Strips, Series
                         62, 0.00%, due 01/28/10                               5,583,900
USD        42,000,000  Bulgaria Discount Bond, Interest Strips, Series
                         63, 0.00%, due 01/28/17                               2,990,820
USD         5,000,000  Bulgaria FLIRB Series A,
                         Variable Rate, Step Up, 4.56%, due 07/28/12           4,125,000
USD        41,344,572  Bulgaria FLIRB Series B,
                         Variable Rate, Step Up, 5.06%, due 07/28/12          34,109,272
                                                                           -------------
                                                                              54,680,837
                                                                           -------------
                       COLOMBIA -- 0.8%
USD         2,000,000  Republic of Colombia, 11.85%, due 03/09/28              1,660,000
USD         8,000,000  Republic of Colombia, 8.70%, due 02/15/16               6,072,000
                                                                           -------------
                                                                               7,732,000
                                                                           -------------
                       COSTA RICA -- 0.1%
USD           900,000  Central Bank of Costa Rica Principal Bond Series
                         A, 6.25%, due 05/21/10                                  873,000
                                                                           -------------
                       DOMINICAN REPUBLIC -- 2.4%
USD        29,807,000  Dominican Republic Discount Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 4.94%, due
                         08/30/24                                             23,249,460
                                                                           -------------
                       ECUADOR -- 1.3%
USD           546,000  Republic of Ecuador Global Bond, 12.00%, due
                         11/15/12                                                367,731
USD         2,900,628  Republic of Ecuador PDI (Global Bearer
                         Capitalization Bond), PIK,
                         Variable Rate, 6 mo. LIBOR + .81%, 4.38%, due
                         02/27/15                                              1,085,318
USD        25,587,000  Republic of Ecuador,
                         Variable Rate, Step Up, 5.00%, due 08/15/30          10,759,333
                                                                           -------------
                                                                              12,212,382
                                                                           -------------

              See accompanying notes to the financial statements.
2

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       EGYPT -- 0.2%
USD         2,000,000  Arab Republic of Egypt, 144A, 8.75%, due 07/11/11       2,010,000
                                                                           -------------
                       IVORY COAST -- 1.9%
FRF        37,500,000  Ivory Coast Discount Bond,
                         Variable Rate, Step Up, 3.50%, due 03/31/28(c)        1,194,430
FRF        34,905,000  Ivory Coast FLIRB,
                         Variable Rate, Step Up, 2.00%, due 03/29/18(c)          676,733
USD        79,600,000  Ivory Coast FLIRB,
                         Variable Rate, Step Up, 2.00%, due 03/29/18(c)       11,940,000
FRF       256,889,500  Ivory Coast PDI,
                         Variable Rate, Step Up, 1.90%, due 03/29/18(c)        4,980,537
                                                                           -------------
                                                                              18,791,700
                                                                           -------------
                       JAMAICA -- 0.7%
USD         6,000,000  Jamaica Government Bond, 144A, 11.75%, due
                         05/15/11                                              6,345,000
                                                                           -------------
                       JORDAN -- 1.5%
USD         3,197,367  Hashemite Kingdom of Jordan IAB,
                         Variable Rate, 6 mo. LIBOR + .81%, 4.56%, due
                         12/23/05                                              3,133,420
USD        14,750,000  Hashemite Kingdom of Jordan Par Bond,
                         Variable Rate, Step Up, 6.00%, due 12/23/23          11,210,000
                                                                           -------------
                                                                              14,343,420
                                                                           -------------
                       MACEDONIA -- 1.4%
USD        20,047,207  Macedonia Capitalization Bond, PIK,
                         Variable Rate, 6 mo. LIBOR + .81%, 4.70%, due
                         07/13/12                                             13,632,101
                                                                           -------------
                       MEXICO -- 13.7%
USD        21,500,000  Mexico Discount Bond Series D,
                         Variable Rate, 6 mo. LIBOR + .81%, 4.79%, due
                         12/31/19                                             21,123,750
USD        40,000,000  Mexico Global Bond, 8.30%, due 08/15/31(a)             37,600,000
USD        13,000,000  Mexico Par Bond Series A, 6.25%, due 12/31/19          12,090,000
USD        66,000,000  Mexico Par Bond Series B, 6.25%, due 12/31/19          61,380,000
USD           159,000  Mexico Par Bond, Series B Odd Lot, 6.25%, due
                         12/31/19(b)                                             139,920
                                                                           -------------
                                                                             132,333,670
                                                                           -------------
                       NIGERIA -- 3.5%
USD        22,698,569  Central Bank of Nigeria Par Bond Odd Lot,
                         Variable Rate, Step Up, 6.25%, due 11/15/20(b)       13,165,172

              See accompanying notes to the financial statements.              3

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       NIGERIA -- CONTINUED
USD        32,000,000  Central Bank of Nigeria Par Bond,
                         Variable Rate, Step Up, 6.25%, due 11/15/20          20,160,000
                                                                           -------------
                                                                              33,325,172
                                                                           -------------
                       PANAMA -- 0.5%
USD         8,000,000  Republic of Panama,
                         Variable Rate, Step Up, 4.25%, due 07/17/26           4,960,000
                                                                           -------------
                       PERU -- 2.0%
USD         4,325,000  Peru Discount Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 5.81%, due
                         03/08/27                                              2,724,750
USD         7,775,000  Peru FLIRB,
                         Variable Rate, Step Up, 4.00%, due 03/07/17           5,112,063
USD         5,150,000  Peru FLIRB,
                         Variable Rate, Step Up, 144A, 4.00%, due
                         03/07/17                                              3,386,125
USD        19,000,000  Peru Par Bond,
                         Variable Rate, Step Up, 144A, 3.00%, due
                         03/07/27                                              7,980,000
                                                                           -------------
                                                                              19,202,938
                                                                           -------------
                       PHILIPPINES -- 1.6%
USD         4,310,000  Central Bank of the Philippines Par Bond Series B,
                         Variable Rate, Step up, 6.50%, due 12/01/17           3,577,300
USD        13,500,000  Republic of Philippines, 10.63%, due 03/16/25(a)       11,964,375
                                                                           -------------
                                                                              15,541,675
                                                                           -------------
                       QATAR -- 0.4%
USD         3,000,000  State of Qatar, 144A, 9.75%, due 06/15/30               3,495,000
                                                                           -------------
                       RUSSIA -- 15.4%
USD         4,000,000  Kaztransoil, 144A, 8.50%, due 07/06/06                  3,880,000
RUB        79,280,346  Russia Federal Loan Bond Series 26003, 10.00%, due
                         03/15/05(b)                                           1,581,726
USD       299,185,961  Russia Federation,
                         Variable Rate, Step Up, 5.00%, due 03/31/30         142,487,314
                                                                           -------------
                                                                             147,949,040
                                                                           -------------
                       SOUTH KOREA -- 0.6%
USD         6,000,000  Export Import Bank of Korea, 7.10%, due 03/15/07        6,204,300
                                                                           -------------

              See accompanying notes to the financial statements.
4

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       TRINIDAD & TOBAGO -- 0.3%
USD         3,000,000  Republic of Trinidad & Tobago, 144A , 9.88%, due
                         10/01/09                                              3,360,000
                                                                           -------------
                       TUNISIA -- 0.2%
JPY       200,000,000  Banque Centrale De Tunisie Series GRG, 4.35%, due
                         08/15/17                                              1,672,199
                                                                           -------------
                       TURKEY -- 0.6%
USD         2,000,000  Republic of Turkey, 11.88%, due 01/15/30                1,647,500
USD         4,000,000  Republic of Turkey Notes, 12.00%, due 12/15/08          3,960,000
                                                                           -------------
                                                                               5,607,500
                                                                           -------------
                       UNITED STATES -- 0.4%
                       U.S. GOVERNMENT AGENCY -- 0.4%
USD         4,000,000  Federal Home Loan Bank,
                         Variable Rate, CPI + 3.15%, 5.22%, due
                         02/15/02(d)                                           3,981,600
                                                                           -------------
                       URUGUAY -- 0.1%
USD         1,250,000  Banco Central Del Uruguay Series B, 6.75%, due
                         03/21/21                                              1,112,500
                                                                           -------------
                       VENEZUELA -- 7.0%
USD        16,500,000  Republic of Venezuela, 9.25%, due 09/15/27(a)          11,360,250
USD         1,340,860  Republic of Venezuela DCB DL Odd Lot,
                         Variable Rate, 6 mo. LIBOR + .88%, 4.75%, due
                         12/18/07(b)                                           1,033,299
USD        10,760,870  Republic of Venezuela DCB IL,
                         Variable Rate, 6 mo. LIBOR + .88%, 4.75%, due
                         12/18/08                                              8,810,462
USD        17,082,000  Republic of Venezuela Discount Bond Series A,
                         Variable Rate, 6 mo. LIBOR + .81%, 4.88%, due
                         03/31/20                                             13,110,435
USD         1,250,000  Republic of Venezuela Discount Bond Series W-B,
                         Variable Rate, 6 mo. LIBOR + .81%, 4.88%, due
                         03/31/20                                                959,375
USD           145,714  Republic of Venezuela FLIRB Series A Odd Lot,
                         Variable Rate, 6 mo. LIBOR + .88%, 5.69%, due
                         03/31/07(b)                                             113,020
USD           418,285  Republic of Venezuela FLIRB Series B Odd Lot,
                         Variable Rate, 6 mo. LIBOR + .88%, 5.69%, due
                         03/31/07(b)                                             324,432
CHF        22,857,068  Republic of Venezuela FLIRB,
                         Variable Rate, CHF 6 mo. LIBOR + .88%, 4.13%,
                         due 03/31/07                                          9,799,946
USD         6,575,578  Republic of Venezuela New Money Bond Series A Odd
                         Lot,
                         Variable Rate, 6 mo. LIBOR + 1%, 4.88%, due
                         12/18/05(b)                                           5,128,950
USD         4,605,883  Republic of Venezuela New Money Bond Series A,
                         Variable Rate, 6 mo. LIBOR + 1%, 4.88%, due
                         12/18/05                                              3,822,883

              See accompanying notes to the financial statements.              5

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       VENEZUELA -- CONTINUED
USD         1,378,591  Republic of Venezuela New Money Bond Series B Odd
                         Lot,
                         Variable Rate, 6 mo. LIBOR + .88%, 4.75%, due
                         12/18/05(b)                                           1,075,301
DEM           890,000  Republic of Venezuela New Money Bond Series B,
                         Variable Rate DEM 6 mo. LIBOR + .88%, 5.31%, due
                         12/18/05                                                330,694
USD           529,412  Republic of Venezuela New Money Bond Series B,
                         Variable Rate, 6 mo. LIBOR + .88%, 4.75%, due
                         12/18/05                                                439,412
FRF        54,175,000  Republic of Venezuela Par Bond, 7.71%, due
                         03/31/20                                              5,804,988
DEM        15,000,000  Venezuela Par Bond, 6.66%, due 03/31/20                 5,207,730
                                                                           -------------
                                                                              67,321,177
                                                                           -------------
                       VIETNAM -- 1.6%
USD         4,000,000  Vietnam Discount Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 5.75%, due
                         03/13/28                                              2,600,000
USD        19,750,000  Vietnam Par Bond,
                         Variable Rate, Step Up, 3.25%, due 03/12/28           8,295,000
USD         6,591,000  Vietnam PDI,
                         Variable Rate, Step Up, 4.00%, due 03/14/16           4,547,790
                                                                           -------------
                                                                              15,442,790
                                                                           -------------
                       YUGOSLAVIA -- 0.1%
USD         4,000,000  Second Emerging Markets Series EMTN, Zero Coupon,
                         due 07/15/06                                            680,000
                                                                           -------------

                       TOTAL DEBT OBLIGATIONS (COST $888,972,666)            871,610,999
                                                                           -------------
                       LOAN ASSIGNMENTS -- 10.7%
                       ALGERIA -- 6.1%
JPY       419,210,060  Algeria Tranche 1, JPY 6 mo. LIBOR + .8125%
                         (1.125%)                                              2,870,939
JPY     7,588,596,194  Algeria Tranche 3 Loan Agreement, JPY 6 mo. LIBOR
                         + .8125% (1.125%)                                    46,231,102
EUR        13,102,081  Algeria Tranche 3, FRF 6 mo. LIBOR + .8125%
                         (5.50%)                                               9,134,731
                                                                           -------------
                                                                              58,236,772
                                                                           -------------
                       CAMEROON -- 0.1%
NLG        23,084,718  Cameroon Loan Agreement, (No Tranche specified,
                         dated January 31, 1981)*                                904,005
FRF        18,396,841  Republic of Cameroon Tranche B, (dated January 30,
                         1979)*                                                  242,030
                                                                           -------------
                                                                               1,146,035
                                                                           -------------

              See accompanying notes to the financial statements.
6

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       CONGO REPUBLIC (BRAZZAVILLE) -- 0.2%
FRF       102,097,963  Republic of Congo Loan Agreement*                       1,166,468
USD         7,689,405  Republic of Congo Loan Agreement*                         653,599
EUR         8,195,761  Republic of Congo Loan Agreement*                         614,215
                                                                           -------------
                                                                               2,434,282
                                                                           -------------
                       INDONESIA -- 0.7%
USD         3,990,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 (4.375%)                                     1,915,200
USD         5,320,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 (4.375%)                                     2,553,600
USD         3,990,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 (4.5625%)                                    1,915,200
                                                                           -------------
                                                                               6,384,000
                                                                           -------------
                       JAMAICA -- 0.0%
USD           270,451  Jamaica Refinancing Agreement Tranche B, LIBOR +
                         .8125% (4.4375%)                                        245,434
                                                                           -------------
                       MOROCCO -- 1.1%
USD        11,250,000  Morocco Restructuring and Consolidating Agreement
                         Tranche A, 6 mo. LIBOR + .8125%, (5.09375%)          10,153,125
                                                                           -------------
                       RUSSIA -- 2.4%
DEM        15,000,000  International Bank for Economic Cooperation Loan
                         Agreement*                                            3,457,306
EUR         5,000,000  International Bank for Economic Cooperation Loan
                         Agreement*                                            2,253,968
USD         2,000,000  International Bank for Economic Cooperation Loan
                         Agreement*                                              992,500
USD         5,000,000  International Investment Bank Loan Agreement*           2,481,250
DEM        14,789,560  Russia Foreign Trade Obligations*(b)(e)                 3,335,217
ATS         9,298,112  Russia Foreign Trade Obligations*(b)                      298,035
USD        19,002,375  Russia Foreign Trade Obligations*(b)                    9,226,365
ITL     5,150,000,000  Russia Foreign Trade Obligations*(b)                    1,173,116
                                                                           -------------
                                                                              23,217,757
                                                                           -------------
                       YUGOSLAVIA -- 0.1%
USD         1,400,368  Yugoslavia New Financing Agreement Tranche A*             336,088
USD         1,499,573  Yugoslavia New Financing Agreement Tranche C*             359,897
                                                                           -------------
                                                                                 695,985
                                                                           -------------

                       TOTAL LOAN ASSIGNMENTS (COST $92,662,513)             102,513,390
                                                                           -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       LOAN PARTICIPATIONS -- 1.5%
                       ALGERIA -- 0.3%
JPY       225,000,000  Algeria Tranche 3 Loan Agreement, JPY Long Term
                         Prime +.8125% (2.355%), (Participation with
                         Salomon)                                              1,370,741
JPY       225,000,000  Algeria Tranche S1, JPY Long Term Prime + .8125%,
                         (2.8625%), (Participation with Merrill Lynch)         1,351,834
                                                                           -------------
                                                                               2,722,575
                                                                           -------------
                       CAMEROON -- 0.0%
NLG         4,968,184  Cameroon Loan Agreement, (No Tranche specified, dated January 31, 1981),
                         (Participation with Salomon)*                           194,556
                                                                           -------------
                       INDONESIA -- 0.4%
USD         2,146,973  Republic of Indonesia Loan Agreement, 6 mo. LIBOR
                         +.70%, (5.29%), (Participation with Deutsche
                         Bank)                                                 1,867,866
USD         1,120,000  Republic of Indonesia Loan Agreement, dated June
                         14, 1995 LIBOR + .625%, (4.375%), (Participation
                         with Salomon)                                           436,800
USD           480,000  Republic of Indonesia Loan Agreement, dated June
                         14, 1995 LIBOR + .625%, (4.5625%),
                         (Participation with Salomon)                            187,200
USD         1,302,000  Republic of Indonesia Loan Agreement, dated March
                         25, 1997 LIBOR + .625%, (4.375%), (Participation
                         with Salomon)                                           611,940
USD           558,000  Republic of Indonesia Loan Agreement, dated March
                         25, 1997 LIBOR + .625%, (4.5625%),
                         (Participation with Salomon)                            262,260
USD         1,330,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 LIBOR + .625%, (4.375%), (Participation
                         with Salomon)                                           638,400
USD           570,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 LIBOR + .625%, (4.5625%),
                         (Participation with Salomon)                            273,600
                                                                           -------------
                                                                               4,278,066
                                                                           -------------
                       JAMAICA -- 0.3%
USD         2,625,000  Jamaica Refinancing Agreement Tranche B, LIBOR +
                         .8125%, (4.4375%), (Participation with Chase
                         Manhattan Bank and Salomon)                           2,382,187
                                                                           -------------
                       RUSSIA -- 0.4%
DEM         3,500,000  International Bank for Economic Cooperation Loan
                         Agreement, (Participation with Salomon)*                806,704

8             See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

           SHARES/
        PAR VALUE($)   DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       RUSSIA -- CONTINUED
JPY       900,000,000  International Investment Bank Loan Agreement,
                         (Participation with Bank of America)*                 3,374,858
                                                                           -------------
                                                                               4,181,562
                                                                           -------------
                       YUGOSLAVIA -- 0.1%
USD         2,100,416  Yugoslavia New Financing Agreement Tranche B,
                         (Participation with Chase Manhattan Bank)*              504,100
USD           352,445  Yugoslavia New Financing Agreement Tranche C,
                         (Participation with Chase Manhattan Bank)*               84,587
                                                                           -------------
                                                                                 588,687
                                                                           -------------

                       TOTAL LOAN PARTICIPATIONS (COST $15,051,929)           14,347,633
                                                                           -------------
                       PROMISSORY NOTES -- 0.3%
                       KENYA -- 0.2%
GBP           672,890  Republic of Kenya Promissory Notes, 0.00%, due
                         1/30/03(b)                                              246,252
GBP         1,856,250  Republic of Kenya Promissory Notes, 0.00%, due
                         7/30/02(b)                                              747,435
GBP           672,890  Republic of Kenya Promissory Notes, 0.00%, due
                         1/30/02(b)                                              297,981
                                                                           -------------
                                                                               1,291,668
                                                                           -------------
                       NIGERIA -- 0.1%
USD         3,000,000  Central Bank of Nigeria Promissory Notes, 5.09%,
                         due 1/5/10                                            1,110,000
                                                                           -------------

                       TOTAL PROMISSORY NOTES (COST $6,040,183)                2,401,668
                                                                           -------------
                       MUTUAL FUND -- 1.2%
              439,763  GMO Alpha LIBOR Fund                                   11,658,109
                                                                           -------------

                       TOTAL MUTUAL FUND (COST $11,582,072)                   11,658,109
                                                                           -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

           SHARES/
          PRINCIPAL
           AMOUNT      DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       CALL OPTIONS PURCHASED -- 0.0%
                       OPTIONS ON BONDS -- 0.0%
USD        20,000,000  Republic of Venezuela Global Bond, Expires
                         10/01/01, Strike 69.10                                  154,000
                                                                           -------------

                       TOTAL CALL OPTIONS PURCHASED (COST $154,000)              154,000
                                                                           -------------
                       RIGHTS AND WARRANTS -- 0.2%
                       MEXICO -- 0.2%
               29,000  United Mexican States Recovery Warrants Odd Lot,
                         Expires 6/30/03                                             334
          192,813,000  United Mexican States Warrants, Expires 6/30/03         2,217,349
                       NIGERIA -- 0.0%
               48,537  Central Bank of Nigeria Payment Adjusted Warrants,
                         Expires 11/15/20**                                           --
                3,848  Central Bank of Nigeria Rights, Expires 11/15/20**             --
                  347  Nigeria Call Warrants, Expires 11/15/20**                      --
                       VENEZUELA -- 0.0%
              234,325  Republic of Venezuela Recovery Warrants, Expires
                         4/15/20**                                                    --
                                                                           -------------

                       TOTAL RIGHTS AND WARRANTS (COST $20,880)                2,217,683
                                                                           -------------

        PAR VALUE ($)
        -------------
                       SHORT-TERM INVESTMENTS -- 0.3%
                       COMMERCIAL PAPER -- 0.3%
USD         3,023,000  Eiffel Funding LLC, 3.72%, 9/04/01                      3,022,063
                                                                           -------------

                       TOTAL SHORT-TERM INVESTMENTS
                       (COST $3,022,063)                                       3,022,063
                                                                           -------------
                       TOTAL INVESTMENTS -- 104.8%
                       (Cost $1,017,506,306)                               1,007,925,545

                       Other Assets and Liabilities (net) -- (4.8%)          (45,946,313)
                                                                           -------------
                       TOTAL NET ASSETS -- 100.0%                          $ 961,979,232
                                                                           =============

              See accompanying notes to the financial statements.
10

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:
144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
  registration, normally to
qualified institutional investors.

CPI - Consumer Price Index

DCB - Debt Conversion Bond

EMTN - Euromarket Medium Term Note

FLIRB - Front Loaded Interest Reduction Bond

PDI - Past Due Interest

PIK - Payment In Kind

Variable and step up rates - The rates shown on variable and step up rate notes are the current
interest rates at August 31, 2001, which are subject to change based on the terms of the
security, including varying reset dates.

              See accompanying notes to the financial statements.             11

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

CURRENCY ABBREVIATIONS:

ARS - Argentine Peso
ATS - Austrian Schilling
CHF - Swiss Franc
DEM - German Mark
EUR - Euro
FRF - French Franc
GBP - British Pound
HKD - Hong Kong Dollar
ITL - Italian Lira
JPY - Japanese Yen
NLG - Netherlands Guilder
RUB - Russian Ruble
USD - United States Dollar

(a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 6).

(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(c)  Security is in default.

(d) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

(e)  A portion of this security is purchased on a forward commitment basis (Note
     1).

*    Non-performing. Borrower not currently paying interest.

**   Non-income producing security.

12            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $1,017,506,306) (Note 1)       $ 1,007,925,545
   Cash at interest on deposit at brokers (Note 1)                  1,794,831
   Receivable for investments sold                                  8,835,732
   Interest receivable                                             24,482,517
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                    31,860
   Receivable for open swap contracts (Notes 1 and 6)              16,459,108
   Receivable for expenses waived or borne by Manager (Note
    2)                                                                 15,469
                                                              ---------------
      Total assets                                              1,059,545,062
                                                              ---------------

LIABILITIES:
   Payable for investments purchased                                  154,000
   Payable for forward commitment (Note 1)                          1,490,625
   Payable for Fund shares repurchased                                 13,344
   Due to custodian                                                     1,134
   Payable to affiliate for (Note 2):
      Management fee                                                  281,285
      Shareholder service fee                                          97,798
   Net payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                   383,495
   Payable for reverse repurchase agreements (Notes 1 and 6)       94,854,474
   Accrued expenses and other liabilities                             289,675
                                                              ---------------
      Total liabilities                                            97,565,830
                                                              ---------------
NET ASSETS                                                    $   961,979,232
                                                              ===============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $   964,021,166
   Accumulated undistributed net investment income                 46,011,608
   Accumulated net realized loss                                  (52,011,967)
   Net unrealized appreciation                                      3,958,425
                                                              ---------------
                                                              $   961,979,232
                                                              ===============
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $   416,914,089
                                                              ===============
   Class IV shares                                            $   545,065,143
                                                              ===============
SHARES OUTSTANDING:
   Class III                                                       45,605,835
                                                              ===============
   Class IV                                                        59,673,987
                                                              ===============
NET ASSET VALUE PER SHARE:
   Class III                                                  $          9.14
                                                              ===============
   Class IV                                                   $          9.13
                                                              ===============

              See accompanying notes to the financial statements.             13

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $60,264,984
   Dividends from investment company shares                       101,052
                                                              -----------
      Total income                                             60,366,036
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                      1,786,540
   Interest expense (Notes 1 and 6)                               419,877
   Custodian fees                                                 266,064
   Audit fees                                                      41,952
   Legal fees                                                      66,056
   Transfer agent fees                                             17,664
   Trustees fees (Note 2)                                           6,624
   Registration fees                                                  552
   Miscellaneous                                                    8,188
   Fees waived or borne by Manager (Note 2)                       (94,214)
                                                              -----------
                                                                2,519,303
   Shareholder service fee (Note 2) - Class III                   327,688
   Shareholder service fee (Note 2) - Class IV                    291,981
                                                              -----------
      Net expenses                                              3,138,972
                                                              -----------
         Net investment income                                 57,227,064
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               8,190,256
      Closed futures contracts                                 (2,748,359)
      Closed swap contracts                                    (7,965,702)
      Foreign currency, forward contracts and foreign
      currency related transactions                             7,992,261
                                                              -----------

         Net realized gain                                      5,468,456
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                             (24,665,882)
      Open futures contracts                                    1,468,596
      Open swap contracts                                       2,912,975
      Foreign currency, forward contracts and foreign
      currency related transactions                            (4,838,710)
                                                              -----------

         Net unrealized loss                                  (25,123,021)
                                                              -----------

      Net realized and unrealized loss                        (19,654,565)
                                                              -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $37,572,499
                                                              ===========

14            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   57,227,064    $  124,865,289
   Net realized gain (loss)                                    5,468,456        (5,462,689)
   Change in net unrealized appreciation (depreciation)      (25,123,021)       45,170,943
                                                          --------------    --------------
   Net increase in net assets from operations                 37,572,499       164,573,543
                                                          --------------    --------------
Distributions to shareholders from:
   Net investment income
      Class III                                               (8,052,483)      (59,981,831)
      Class IV                                               (10,798,528)      (86,769,769)
                                                          --------------    --------------
      Total distributions from net investment income         (18,851,011)     (146,751,600)
                                                          --------------    --------------
                                                             (18,851,011)     (146,751,600)
                                                          --------------    --------------
   Net share transactions: (Note 5)
      Class III                                              (21,163,371)       44,783,898
      Class IV                                               (45,493,688)       22,846,968
                                                          --------------    --------------
   Increase (decrease) in net assets resulting from net
    share transactions                                       (66,657,059)       67,630,866
                                                          --------------    --------------
      Total increase (decrease) in net assets                (47,935,571)       85,452,809
NET ASSETS:
   Beginning of period                                     1,009,914,803       924,461,994
                                                          --------------    --------------
   End of period (including accumulated
    undistributed net investment income of
    $46,011,608 and $7,635,555, respectively)             $  961,979,232    $1,009,914,803
                                                          ==============    ==============

              See accompanying notes to the financial statements.             15

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                     SIX MONTHS ENDED                          YEAR ENDED FEBRUARY 28/29,
                                     AUGUST 31, 2001   --------------------------------------------------------------------------
                                       (UNAUDITED)        2001(D)         2000            1999           1998           1997
                                     ----------------  -------------  -------------  --------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                               $        8.96    $        8.74  $        6.89  $        11.64  $       14.09  $       11.76
                                      -------------    -------------  -------------  --------------  -------------  -------------

Income from investment operations:
   Net investment income                      0.51+            1.13+          0.84+           0.92+          1.13+           1.48
   Net realized and unrealized gain
     (loss)                                   (0.16)            0.41           2.20           (4.41)          1.51           6.40
                                      -------------    -------------  -------------  --------------  -------------  -------------

      Total from investment
        operations                             0.35             1.54           3.04           (3.49)          2.64           7.88
                                      -------------    -------------  -------------  --------------  -------------  -------------

Less distributions to shareholders:
   From net investment income                 (0.17)           (1.32)         (1.07)          (0.23)         (0.84)         (1.58)
   From net realized gains                       --               --          (0.12)          (1.03)         (4.25)         (3.97)
   In excess of net realized gains               --               --           --(a)           --(a)            --             --
                                      -------------    -------------  -------------  --------------  -------------  -------------

      Total distributions                     (0.17)           (1.32)         (1.19)          (1.26)         (5.09)         (5.55)
                                      -------------    -------------  -------------  --------------  -------------  -------------
NET ASSET VALUE, END OF PERIOD        $        9.14    $        8.96  $        8.74  $         6.89  $       11.64  $       14.09
                                      =============    =============  =============  ==============  =============  =============
TOTAL RETURN(B)                                3.90%++         18.78%         46.81%         (32.94)%         22.27%         74.32%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000's)                          $     416,914    $     405,433  $     378,593  $      450,336  $     460,387  $     555,452
   Net operating expenses to
     average daily net assets                  0.56%*           0.56%          0.56%           0.56%          0.53%          0.57%
   Interest expense to average
     daily net assets                          0.08%*             --             --              --             --             --
   Total net expenses to average
     daily net assets                          0.64%*           0.56%          0.56%           0.56%          0.53%          0.57%
   Net investment income to average
     daily net assets                         11.11%*          12.57%         10.82%          10.99%          8.62%          8.35%
   Portfolio turnover rate                       69%             139%           123%            272%           255%           152%
   Fees and expenses voluntarily
     waived or borne by the Manager
     consisted of the following per
     share amounts:                            --(c)            --(c)          --(c) $         0.02  $        0.03  $        0.03
   Purchase and redemption fees
     consisted of the following per
     share amounts:(e)                         --(f)   $        0.01            N/A             N/A            N/A            N/A

16            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

*    Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
(a)  The distribution in excess of net realized gains was less than $0.01.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown. Calculation excludes purchase premiums and redemption fees.
(c) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(d) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.06% to 12.57%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
(e) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.
(f)  Purchase and redemption fees were less than $0.01 per share.

              See accompanying notes to the financial statements.             17

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   -----------------------------------------------------------
                                            (UNAUDITED)        2001(D)         2000           1999           1998**
                                          ----------------  -------------  -------------  -------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD       $        8.95    $        8.74  $        6.90  $       11.63  $       10.99
                                           -------------    -------------  -------------  -------------  -------------

Income from investment operations:
   Net investment income                           0.51+            1.14+          0.84+          0.91+          0.10+
   Net realized and unrealized gain
     (loss)                                        (0.16)            0.40           2.20          (4.37)          0.54
                                           -------------    -------------  -------------  -------------  -------------

      Total from investment operations              0.35             1.54           3.04          (3.46)          0.64
                                           -------------    -------------  -------------  -------------  -------------

Less distributions to shareholders:
   From net investment income                      (0.17)           (1.33)         (1.08)         (0.24)            --
   From net realized gains                            --               --          (0.12)         (1.03)            --
   In excess of net realized gains                    --               --           --(a)          --(a)            --
                                           -------------    -------------  -------------  -------------  -------------

      Total distributions                          (0.17)           (1.33)         (1.20)         (1.27)          0.00
                                           -------------    -------------  -------------  -------------  -------------
NET ASSET VALUE, END OF PERIOD             $        9.13    $        8.95  $        8.74  $        6.90  $       11.63
                                           =============    =============  =============  =============  =============
TOTAL RETURN(B)                                     3.91%++         18.71%         47.00%        (32.82)%          5.82%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)       $     545,065    $     579,912  $     545,869  $     323,285  $     310,580
   Net operating expenses to average
     daily net assets                               0.51%*           0.51%          0.51%          0.51%          0.50%*
   Interest expense to average daily net
     assets                                         0.08%*             --             --             --             --
   Total net expenses to average daily
     net assets                                     0.59%*           0.51%          0.51%          0.51%          0.50%*
   Net investment income to average
     daily net assets                              11.29%*          12.62%         10.87%         10.87%          7.17%*
   Portfolio turnover rate                            69%             139%           123%           272%           255%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:            --(c)            --(c)          --(c) $        0.02           --(c)
   Purchase and redemption fees
     consisted of the following per
     share amounts:(e)                              --(f)   $        0.01            N/A            N/A            N/A

*    Annualized.
**   Period from January 9, 1998 (commencement of operations) to February 28,
     1998.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

18            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

(a)  The distribution in excess of net realized gains was less than $0.01.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown. Calculation excludes purchase premiums and redemption fees.
(c) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(d) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.11% to 12.62%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
(e) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.
(f)  Purchase and redemption fees were less than $0.01 per share.

              See accompanying notes to the financial statements.             19

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks to earn high total return through investment in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global.

      The Fund offers two classes of shares: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of other GMO Funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2001.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2001.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001 there were no open written option contracts.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. See the Schedule of Investments for all open purchased option contracts as of August 31, 2001.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Credit default swaps involve the payment of a specified rate based on the notional amount. One party receives payment from the other party upon a default of the underlying security during the swap period. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. At August 31, 2001, $1,794,831 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2001.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 2001.

      DELAYED DELIVERY COMMITMENTS
      The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At August 31, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any to the extent permitted by the Internal Revenue Code, of $15,440,336 expiring in 2009.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to March 1, 2000, the Fund did not amortize premiums, and certain discounts were amortized using the straight-line method. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .50% of the amount invested. In the case of cash redemptions, the fee is .25% of the amount redeemed. Effective October 13, 2000, if the Manager determines that any portion of a cash purchase or redemption fee is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Prior to October 13, 2000, the purchase premium or redemption fee for the Fund was reduced by 50% if the purchaser made an in-kind purchase of Fund shares or if the purchase or redemption was part of a transfer from or to another Fund where the Manager was able to transfer securities among the Funds to effect the transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. For the six months ended August 31, 2001 and the year ended February 28, 2001, the Fund received $89,381 and $605,440 in purchase premiums and $293,129 and $497,992 in redemption fees, respectively. There is no premium for reinvested distributions.

      INVESTMENT RISK
      Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .10% for Class IV shares.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, interest expense, fees and expenses of the independent trustees of the Trust, and extraordinary expenses) exceed the management fee.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $6,624. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $733,742,675 and $698,612,210, respectively.

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
         $1,017,506,306    $84,556,869       $(94,137,630)    $(9,580,761)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 45.7% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended               Year Ended
                                                             August 31, 2001            February 28, 2001
                                                        -------------------------  ---------------------------
                                                          Shares        Amount        Shares        Amount
                                                        -----------  ------------  ------------  -------------
         Class III:
         Shares sold                                      5,446,668  $ 50,204,282    13,614,747  $ 125,283,005
         Shares issued to shareholders
           in reinvestment of distributions                 674,542     6,118,097     5,190,144     44,792,732
         Shares repurchased                              (8,506,737)  (77,485,750)  (14,123,041)  (125,291,839)
                                                        -----------  ------------  ------------  -------------
         Net increase (decrease)                         (2,385,527) $(21,163,371)    4,681,850  $  44,783,898
                                                        ===========  ============  ============  =============

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            Six Months Ended               Year Ended
                                                             August 31, 2001           February 28, 2001
                                                        -------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
                                                        -----------  ------------  ------------  ------------
         Class IV:
         Shares sold                                      1,889,981  $ 16,847,946     4,092,294  $ 38,427,450
         Shares issued to shareholders
           in reinvestment of distributions               1,154,131    10,456,426     9,748,826    84,085,583
         Shares repurchased                              (8,140,859)  (72,798,060)  (11,553,485)  (99,666,065)
                                                        -----------  ------------  ------------  ------------
         Net increase (decrease)                         (5,096,747) $(45,493,688)    2,287,635  $ 22,846,968
                                                        ===========  ============  ============  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2001 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                               Net Unrealized
         Settlement                                             Appreciation
            Date     Deliver  Units of Currency     Value      (Depreciation)
         ----------  -------  -----------------  ------------  --------------
             Sales
          10/23/01      EUR         17,400,000   $15,787,479     $   63,921
          10/09/01      GBP          2,000,000     2,897,020        (45,840)
           4/05/02      HKD         77,883,000     9,990,418          9,582
           5/27/03      HKD        194,972,500    24,998,718          1,282
          11/21/01      HKD        311,216,000    39,917,057         82,943
          12/16/02      HKD        194,852,000    24,988,005         11,995
          10/30/01      JPY      6,000,000,000    50,716,583       (507,378)
                                                                 ----------
                                                                 $ (383,495)
                                                                 ==========

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                                                   Net Unrealized
                 Number of                                                                             Contract     Appreciation
                 Contracts                               Type                       Expiration Date     Value      (Depreciation)
         --------------------------  ---------------------------------------------  ---------------  ------------  --------------

                    Buys
                     7               U.S. Treasury Note 10 Yr.                       December 2001   $    745,500    $   1,444
                                                                                                                     =========

                   Sales
                    500              3 Month U.S. Treasury Bill                     September 2001   $120,937,500    $(276,887)
                     4               Japanese Government Bond 10 Yr.                September 2001      4,699,298        3,437
                     2               Japanese Government Bond 10 Yr.                 December 2001      2,344,775         (298)
                                                                                                                     ---------
                                                                                                                     $(273,748)
                                                                                                                     =========

      At August 31, 2001, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      REVERSE REPURCHASE AGREEMENTS

         Face Value                         Description                        Market Value
         -----------  -------------------------------------------------------  ------------
         $33,815,032  Chase Manhattan, 3.25%, dated 8/24/01, to be
                      repurchased on demand, plus accrued interest             $33,815,032
          15,188,854  Chase Manhattan, 2.75%, dated 7/26/01, to be
                      repurchased on demand, plus accrued interest.             15,188,854
          11,188,945  Chase Manhattan, 3.30%, dated 8/30/01, to be
                      repurchased on demand, plus accrued interest.             11,188,945
          10,500.000  Chase Manhattan, 3.20%, dated 8/27/01, to be
                      repurchased on demand, plus accrued interest.             10,500,000
           8,710,250  Chase Manhattan, 3.45%, dated 8/24/01, to be
                      repurchased on demand, plus accrued interest.              8,710,250
           7,751,028  Chase Manhattan, 3.25%, dated 8/24/01, to be
                      repurchased on demand, plus accrued interest.              7,751,028
           4,645,313  Chase Manhattan, 3.30%, dated 8/28/01, to be
                      repurchased on demand, plus accrued interest.              4,645,313
           3,055,052  Chase Manhattan, 3.00%, dated 8/28/01, to be
                      repurchased on demand, plus accrued interest               3,055,052
                                                                               -----------
                                                                               $94,854,474
                                                                               ===========

      REVERSE REPURCHASE AGREEMENTS

         Average balance outstanding                                   $53,497,928
         Average interest rate                                                3.42%
         Maximum balance outstanding                                   $94,989,118
         Average shares outstanding                                    109,307,002
         Average balance per share outstanding                         $      0.50

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------

         CREDIT DEFAULT SWAPS
            25,000,000 USD        9/10/01    Agreement with Credit Suisse Financial Products      $   (158,958)
                                             dated 9/05/97 to pay 1.75% per year times the
                                             notional amount. The Fund receives payment only
                                             upon a default event in Brazil, the notional
                                             amount times the difference between 83.625 USD and
                                             the then-market value of Brazil Debt Conversion
                                             "DCB" Bond due 4/15/12.

            16,000,000 USD        1/21/02    Agreement with Deutsche Bank AG dated 12/18/00 to       1,185,425
                                             pay 5.85% per year times the notional amount. The
                                             Fund receives payment only upon a default event in
                                             Argentina, the notional amount times the
                                             difference between the par value and the
                                             then-market value of Republic of Argentina,
                                             11.375% due 1/30/17.

             5,000,000 USD        6/05/02    Agreement with Lehman Brothers International             (132,747)
                                             (Europe) dated 5/25/99 to pay 3.75% per year times
                                             the notional amount. The Fund receives payment
                                             only upon a default event in Mexico, the notional
                                             amount times the difference between the par value
                                             and the then-market value of United Mexican
                                             States, 9.875% due 1/15/07.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            10,000,000 USD        1/17/03    Agreement with Deutsche Bank AG dated 1/11/01 to     $  2,149,707
                                             pay 5.85% per year times the notional amount. The
                                             Fund receives payment only upon a default event in
                                             Argentina, the notional amount times the
                                             difference between the par value and the then
                                             market value of Republic of Argentina, 11.75% due
                                             4/07/09.

             5,000,000 USD        4/18/03    Agreement with Deutsche Bank AG dated 04/12/01 to         (34,412)
                                             pay 2.75% per year times the notional amount. The
                                             Fund receives payment only upon a default event in
                                             the Philippines, the notional amount times the
                                             difference between the par value and the
                                             then-market value of Republic of the Philippines,
                                             8.875% due 04/15/08.

            10,000,000 USD        5/15/03    Agreement with Banque Paribas dated 5/12/98 to pay         38,909
                                             .75% per year times the notional amount. The Fund
                                             receives payment only upon a default event, the
                                             notional amount times the difference between the
                                             par value and the then-market value of any series
                                             of Banco Latinoamericano de Exportaciones SA Euro
                                             Medium Term Notes.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            10,000,000 USD        5/15/03    Agreement with Banque Paribas dated 10/01/98 to      $   (410,925)
                                             pay 3.50% per year times the notional amount. The
                                             Fund receives payment only upon a default event,
                                             the notional amount times the difference between
                                             the par value and the then-market value of any
                                             series of Banco Latinoamericano de Exportaciones
                                             SA Euro Medium Term Notes.

            15,000,000 USD        6/20/03    Agreement with Goldman Sachs International dated        2,123,373
                                             1/14/99 to receive 11.60% per year times the
                                             notional amount. The Fund makes payment only upon
                                             a default event in Colombia, the notional amount
                                             times the difference between the par value and the
                                             then-market value of Republic of Colombia, 7.625%
                                             due 2/15/07.

             7,500,000 USD        7/23/03    Agreement with Goldman Sachs International dated         (174,140)
                                             7/18/01 to pay 4.80% per year times the notional
                                             amount. The Fund receives payment only upon a
                                             default event in Colombia, the notional amount
                                             times the difference between the par value and the
                                             then-market value of Republic of Colombia, 9.75%
                                             due 4/23/09.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
             5,000,000 USD       10/16/03    Agreement with Deutsche Bank AG dated 10/11/00 to    $    (31,439)
                                             pay 2.83% per year times the notional amount. The
                                             Fund receives payment only upon a default event in
                                             the Philippines, the notional amount times the
                                             difference between the par value and the
                                             then-market value of Republic of Philippines,
                                             8.875% due 4/15/08.

             5,000,000 USD        4/13/04    Agreement with Goldman Sachs International dated         (352,028)
                                             4/04/01 to pay 11.50% per year times the notional
                                             amount. The Fund receives payment only upon a
                                             default event in Turkey, the notional amount times
                                             the difference between the par value and the
                                             then-market value of Republic of Turkey, 11.75%
                                             due 6/15/10.

            15,000,000 USD        4/03/06    Agreement Morgan Guaranty Trust Company dated             24,468
                                             3/29/01 to pay 0.25% per year times the notional
                                             amount. The Fund receives payment only upon a
                                             default event, the notional amount times the
                                             difference between the par value and the
                                             then-market value of any series of Banco Santander
                                             Senior Bonds or Loans.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
             5,000,000 USD        4/05/06    Agreement with Deutsche Bank AG dated 4/02/01 to     $  1,067,601
                                             pay 10.60% per year times the notional amount. The
                                             Fund receives payment only upon a default event in
                                             Argentina, the notional amount times the
                                             difference between the par value and the
                                             then-market value of Republic of Argentina,
                                             11.375% due 1/30/17.

             5,000,000 USD        4/05/06    Agreement with Morgan Guaranty Trust Company dated      1,049,467
                                             4/02/01 to pay 10.75% per year times the notional
                                             amount. The Fund receives payment only the upon a
                                             default event in Argentina, the notional amount
                                             times the difference between the par value and the
                                             then-market value of Republic of Argentina,
                                             11.750% due 4/07/09.

            15,000,000 USD        4/06/06    Agreement with Morgan Guaranty Trust Company dated         19,460
                                             04/03/01 to pay 0.26% per year times the notional
                                             amount. The Fund receives payment only upon a
                                             default event, the notional amount times the
                                             difference between and the par value and the
                                             then-market value of any series of Banco Santander
                                             Senior Bonds or Loans.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            10,000,000 USD        4/09/06    Agreement with Morgan Guaranty Trust Company dated   $     13,411
                                             4/04/01 to pay 0.26% per year times the notional
                                             amount. The Fund receives payment only upon a
                                             default event, the notional amount times the
                                             difference between the par value and the
                                             then-market value of any series of Banco Santander
                                             Bonds or Loans.

            30,000,000 USD        4/10/06    Agreement with Morgan Guaranty Trust Company dated         23,722
                                             4/05/01 to pay 0.275% per year times the notional
                                             amount. The Fund receives payment only upon a
                                             default event, the notional amount times the
                                             difference between the par value and the
                                             then-market value of any series of Banco Santander
                                             Senior Bonds or Loans.

            25,000,000 USD        4/30/06    Agreement with Morgan Guaranty Trust Company dated         30,824
                                             4/25/01 to pay 0.27% per year times the notional
                                             amount. The Fund receives payment only upon a
                                             default event, the notional amount times the
                                             difference between the par value and the
                                             then-market value of Banco Bilbao y Vizcaya Senior
                                             Bonds or Loans.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            15,000,000 USD        6/08/06    Agreement with Morgan Guaranty Trust Company dated   $    107,922
                                             6/05/01 to receive 2.95% per year times the
                                             notional amount. The Fund makes payment only upon
                                             a default event in Mexico, the notional amount
                                             times the difference between the par value and the
                                             then-market value of United Mexican States, 8.375%
                                             due 1/14/11.

         INTEREST RATE SWAPS
           250,000,000 HKD        4/02/02    Agreement with UBS AG dated 3/31/00 to pay the           (658,993)
                                             notional amount multiplied by 6.99% and to receive
                                             the notional amount multiplied by the 3 month Hong
                                             Kong HIBOR adjusted by a specified spread.

            32,000,000 USD        4/02/02    Agreement with UBS AG dated 3/31/00 to receive the        649,947
                                             notional amount multiplied by 7.09% and to pay the
                                             notional amount multiplied by the 3 month LIBOR
                                             adjusted by a specified spread.

           500,000,000 HKD        4/17/02    Agreement with UBS AG dated 4/13/00 to pay the         (1,376,909)
                                             notional amount multiplied by 6.935% and to
                                             receive the notional amount multiplied by the 3
                                             month Hong Kong HIBOR adjusted by a specified
                                             spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            64,000,000 USD        4/17/02    Agreement with UBS AG dated 4/13/00 to receive the   $  1,359,407
                                             notional amount multiplied by 6.97% and to pay the
                                             notional amount multiplied by the 3 month LIBOR
                                             adjusted by a specified spread.

           500,000,000 HKD        4/26/02    Agreement with UBS AG dated 4/20/00 to pay the         (1,417,861)
                                             notional amount multiplied by 6.895% and to
                                             receive the notional amount multiplied by the
                                             3 month Hong Kong HIBOR adjusted by a specified
                                             spread.

            64,000,000 USD        4/26/02    Agreement with UBS AG dated 4/20/00 to receive the      1,402,643
                                             notional amount multiplied by 6.945% and to pay
                                             the notional amount multiplied by the 3 month
                                             LIBOR adjusted by a specified spread.

           500,000,000 HKD        4/29/02    Agreement with UBS AG dated 4/26/00 to pay the         (1,476,041)
                                             notional amount multiplied by 6.999% and to
                                             receive the notional amount multiplied by the 3
                                             month Hong Kong HIBOR adjusted by a specified
                                             spread.

            64,000,000 USD        4/29/02    Agreement with UBS AG dated 4/26/00 to receive the      1,465,494
                                             notional amount multiplied by 7.059% and to pay
                                             the notional amount multiplied by the 3 month
                                             LIBOR adjusted by a specified spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
         1,000,000,000 HKD        4/03/03    Agreement with Morgan Guaranty Trust Company dated   $ (6,631,598)
                                             3/30/00 to pay the notional amount multiplied by
                                             7.12% and to receive the notional amount
                                             multiplied by the 3 month Floating Rate Hong Kong
                                             HIBOR adjusted by a specified spread.

           129,500,000 USD        4/03/03    Agreement with Morgan Guaranty Trust Company dated      6,639,542
                                             3/30/00 to receive the notional amount multiplied
                                             by 7.23% and to pay the notional amount multiplied
                                             by the 3 month LIBOR adjusted by a specified
                                             spread.

         1,000,000,000 HKD        8/07/04    Agreement with Morgan Guaranty Trust Company dated     (1,234,627)
                                             8/03/01 to pay the notional amount multiplied by
                                             4.75% and to receive the notional amount
                                             multiplied by 3 month Floating Rate Hong Kong
                                             HIBOR adjusted by a specified spread.

           130,600,000 USD        8/07/04    Agreement with Morgan Guaranty Trust Company dated      1,059,894
                                             8/03/01 to receive the notional amount multiplied
                                             by 4.835% and to pay the notional amount
                                             multiplied by the 3 month LIBOR adjusted by a
                                             specified spread.

            15,000,000 EUR        2/22/07    Agreement with UBS AG dated 2/18/00 to pay the           (701,497)
                                             notional amount multiplied by 5.76% and to receive
                                             the notional amount multiplied by the 6 month
                                             EURIBOR.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
            50,000,000 USD        3/27/10    Agreement with UBS AG dated 3/23/00 to receive the   $  5,844,941
                                             notional amount multiplied by 7.23% and to pay the
                                             notional amount multiplied by the 3 month LIBOR
                                             adjusted by a specified spread.

            26,000,000 USD        3/31/10    Agreement with UBS AG dated 3/29/00 to receive the      3,362,593
                                             notional amount multiplied by 7.406% and to pay
                                             the notional amount multiplied by the 3 month
                                             LIBOR adjusted by a specified spread.

            35,000,000 USD        9/13/10    Agreement with Bear Stearns Bank Plc dated 9/08/00      3,499,160
                                             to receive the notional amount multiplied by 7.01%
                                             and to pay the notional amount multiplied by the 3
                                             month LIBOR adjusted by a specified spread.

            20,000,000 USD        1/24/11    Agreement with UBS AG dated 1/22/01 to receive the        775,595
                                             notional amount multiplied by 6.12% and to pay the
                                             notional amount multiplied by the 3 month LIBOR
                                             adjusted by a specified spread.

            30,000,000 USD        1/25/11    Agreement with Bear Stearns Bank Plc dated 1/23/01      1,342,066
                                             to receive the notional amount multiplied by
                                             6.201% and to pay the notional amount multiplied
                                             by the 3 month LIBOR adjusted by a specified
                                             spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
         TOTAL RETURN SWAPS
            25,000,000 USD        1/31/02    Agreement with UBS AG dated 1/22/01 to pay           $   (247,883)
                                             (receive) the notional amount multiplied by the
                                             return on the Lehman Brothers Baa Credit Index and
                                             to receive the notional amount multiplied by the 1
                                             month LIBOR adjusted by a specified spread. +

            10,000,000 USD        2/01/02    Agreement with Morgan Guaranty Trust Company dated        (97,070)
                                             1/24/01 to pay (receive) the notional amount
                                             multiplied by the return on the Lehman Brothers
                                             Baa Credit Index and to receive the notional
                                             amount multiplied by the 1 month LIBOR adjusted by
                                             a specified spread. +

           20,455,295 USD/        9/10/01    Agreement with Morgan Guaranty Trust Company dated     (2,747,434)
            25,000,000 USD                   3/07/01 to receive (pay) the notional amount
                                             multiplied by the change in market value
                                             (including accrued interest) of Brazil Discount ZL
                                             Floating Rate Note due 4/15/24 and to pay initial
                                             market value multiplied by the 6 month LIBOR
                                             adjusted by a specified spread. +

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                 Net Unrealized
          Notional Amount                                                                         Appreciation
         Fund/Counterparty  Expiration Date                     Description                      (Depreciation)
         -----------------  ---------------  --------------------------------------------------  --------------
           14,160,000 USD/        9/26/01    Agreement with Deutsche Bank AG dated 7/25/01 to     $   (278,867)
            24,000,000 USD                   receive (pay) the notional amount multiplied by
                                             the change in the market value (including accrued
                                             interest) of Republic of Argentina, 12.25% due
                                             6/19/18 and to pay initial market value multiplied
                                             by the 2 month LIBOR adjusted by a specified
                                             spread.

           20,970,833 USD/        9/26/01    Agreement with Deutsche Bank AG dated 7/24/01 to         (613,034)
            30,000,000 USD                   receive (pay) the notional amount multiplied by
                                             the change in market value (including accrued
                                             interest) of Brazil Debt Conversion ("DCB") Bond,
                                             5.50%, due 4/15/12 and to pay the initial market
                                             value multiplied by the 2 month LIBOR adjusted by
                                             a specified spread.
                                                                                                  ------------
                                                                                                  $ 16,459,108
                                                                                                  ============

      + These swap agreements are fair valued. (Note 1)
      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

            SHARES/
           PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 8.7%
                        SWEDEN -- 1.3%
SEK          1,700,000  Kingdom of Sweden, 8.00%, due 08/15/07                  188,556
                                                                            -----------
                        UNITED STATES -- 7.4%
                        U.S. GOVERNMENT -- 7.4%
USD          1,085,310  U.S. Treasury Inflation Indexed Note, 3.88%, due
                          01/15/09(a)                                         1,127,705
                                                                            -----------

                        TOTAL DEBT OBLIGATIONS (COST $1,316,318)              1,316,261
                                                                            -----------
                        MUTUAL FUNDS -- 88.1%
               484,293  GMO Alpha LIBOR Fund                                 12,838,598
                56,080  GMO Emerging Country Debt Fund                          512,572
                                                                            -----------

                        TOTAL MUTUAL FUNDS (COST $13,165,725)                13,351,170
                                                                            -----------

           PRINCIPAL
            AMOUNT
         -------------
                        CALL OPTIONS PURCHASED -- 0.8%
                        CROSS CURRENCY OPTIONS -- 0.7%
EUR          1,300,000  JPY Put/Euro Call, Expires 11/27/01, Strike 98.12       112,305
                                                                            -----------
                        OPTIONS ON CURRENCY -- 0.1%
USD          1,500,000  JPY Call, Expires 11/09/01, Strike 114.00                 7,547
                                                                            -----------

                        TOTAL CALL OPTIONS PURCHASED (COST $92,324)             119,852
                                                                            -----------
                        PUT OPTIONS PURCHASED -- 0.0%
                        OPTIONS ON CURRENCY -- 0.0%
USD          1,500,000  JPY Put, Expires 11/09/01, Strike 131.00                    409
                                                                            -----------

                        TOTAL PUT OPTIONS PURCHASED (COST $4,350)                   409
                                                                            -----------

              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

         PAR VALUE ($)  DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS -- 2.4%
                        REPURCHASE AGREEMENT -- 2.4%
USD            356,786  Salomon Smith Barney Inc. Repurchase Agreement,
                        dated 8/31/01, due 9/03/01, with a maturity value
                        of $356,866 and an effective yield of 2.70%,
                        collateralized by a U.S. Treasury Bill with a rate
                        of 0.00%, maturity date of 1/24/02 and market
                        value of $370,000.                                      356,786
                                                                            -----------

                        TOTAL SHORT-TERM INVESTMENTS (COST $356,786)            356,786
                                                                            -----------
                        TOTAL INVESTMENTS -- 100.0%
                        (Cost $14,935,503)                                   15,144,478

                        Other Assets and Liabilities (net) -- 0.0%                5,855
                                                                            -----------
                        TOTAL NET ASSETS -- 100.0%                          $15,150,333
                                                                            ===========

NOTES TO SCHEDULE OF INVESTMENTS:

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

(a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

2             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $14,935,503) (Note 1)          $15,144,478
   Foreign currency, at value (cost $126,728) (Note 1)            132,378
   Interest receivable                                              6,092
   Net receivable for open forward foreign currency
    contracts (Notes 1 and 6)                                      45,875
   Receivable for open swap contracts (Notes 1 and 6)               2,303
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              5,943
                                                              -----------
      Total assets                                             15,337,069
                                                              -----------

LIABILITIES:
   Written options outstanding, at value (premiums $4,494)
    (Notes 1 and 6)                                                   472
   Payable to affiliate for (Note 2):
      Management fee                                                3,514
      Shareholder service fee                                       2,108
   Interest payable for open swap contracts (Notes 1 and 6)           990
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                               142,262
   Accrued expenses                                                37,390
                                                              -----------
      Total liabilities                                           186,736
                                                              -----------
NET ASSETS                                                    $15,150,333
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $21,822,814
   Distributions in excess of net investment income              (909,222)
   Accumulated net realized loss                               (6,068,338)
   Net unrealized appreciation                                    305,079
                                                              -----------
                                                              $15,150,333
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $15,150,333
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    1,706,948
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      8.88
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $  160,774
   Interest                                                       73,959
                                                              ----------
      Total income                                               234,733
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        20,838
   Audit fees                                                     29,900
   Custodian and transfer agent fees                               9,292
   Legal fees                                                        368
   Registration fees                                                 368
   Trustees fees (Note 2)                                             92
   Miscellaneous                                                   1,435
   Fees waived or borne by Manager (Note 2)                      (41,455)
                                                              ----------
                                                                  20,838

   Indirectly incurred fees waived or borne by Manager            (1,753)
                                                              ----------
                                                                  19,085
                                                              ----------
   Shareholder service fee (Note 2) - Class III                   12,520
   Shareholder service fee waived - Class III                       (649)
                                                              ----------
                                                                  11,871
                                                              ----------
      Net expenses                                                30,956
                                                              ----------
         Net investment income                                   203,777
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                 43,213
      Closed futures contracts                                    39,752
      Closed swap contracts                                       50,214
      Written options                                             14,849
      Foreign currency, forward contracts and foreign
      currency related transactions                            1,007,961
                                                              ----------

         Net realized gain                                     1,155,989
                                                              ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                154,348
      Open futures contracts                                     (21,719)
      Open swap contracts                                        (18,905)
      Written options                                              3,234
      Foreign currency, forward contracts and foreign
      currency related transactions                           (1,083,938)
                                                              ----------

         Net unrealized loss                                    (966,980)
                                                              ----------

      Net realized and unrealized gain                           189,009
                                                              ----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $  392,786
                                                              ==========

4             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2001      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   203,777      $   17,304,073
   Net realized gain (loss)                                  1,155,989          (1,989,247)
   Change in net unrealized appreciation (depreciation)       (966,980)         20,343,997
                                                           -----------      --------------

   Net increase in net assets from operations                  392,786          35,658,823
                                                           -----------      --------------
Distributions to shareholders from:
   Net investment income
      Class III                                               (283,908)        (26,185,043)
                                                           -----------      --------------
      Total distributions from net investment income          (283,908)        (26,185,043)
                                                           -----------      --------------
   In excess of net investment income
      Class III                                             (1,439,343)         (6,063,659)
                                                           -----------      --------------
      Total distributions in excess of net investment
       income                                               (1,439,343)         (6,063,659)
                                                           -----------      --------------
   Net realized gains
      Class III                                                     --          (3,091,024)
                                                           -----------      --------------
      Total distributions from net realized gains                   --          (3,091,024)
                                                           -----------      --------------
   In excess of net realized gains
      Class III                                                     --             (41,710)
                                                           -----------      --------------
      Total distributions in excess of net realized
       gains                                                        --             (41,710)
                                                           -----------      --------------

                                                            (1,723,251)        (35,381,436)
                                                           -----------      --------------
   Net share transactions: (Note 5)
      Class III                                             (1,621,432)       (265,514,823)
                                                           -----------      --------------
   Decrease in net assets resulting from net share
    transactions                                            (1,621,432)       (265,514,823)
                                                           -----------      --------------

      Total decrease in net assets                          (2,951,897)       (265,237,436)
NET ASSETS:
   Beginning of period                                      18,102,230         283,339,666
                                                           -----------      --------------
   End of period (including distributions in excess of
    net investment income of $909,222 and accumulated
    undistributed net investment income of $610,252,
    respectively)                                          $15,150,333      $   18,102,230
                                                           ===========      ==============

              See accompanying notes to the financial statements.              5

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                        YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001      -----------------------------------------------------------------
                                            (UNAUDITED)         2001(C)       2000          1999          1998          1997
                                          ----------------     ---------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.72           $  9.70     $  10.47      $  10.66      $  12.16      $  10.92
                                              -------           -------     --------      --------      --------      --------

Income from investment operations:
   Net investment income(a)                      0.11+             0.59+        0.65+         0.74          0.88          0.66
   Net realized and unrealized gain
     (loss)                                      0.09              0.71        (0.17)        (0.39)         0.73          2.07
                                              -------           -------     --------      --------      --------      --------

      Total from investment operations           0.21              1.30         0.48          0.35          1.61          2.73
                                              -------           -------     --------      --------      --------      --------

Less distributions to shareholders:
   From net investment income                   (0.17)            (0.96)       (1.11)        (0.16)        (0.88)        (0.60)
   In excess of net investment income           (0.88)            (0.22)          --            --            --            --
   From net realized gains                         --             (0.10)       (0.14)        (0.38)        (2.23)        (0.45)
   In excess of net realized gains                 --              --(e)          --            --            --         (0.44)
                                              -------           -------     --------      --------      --------      --------

      Total distributions                       (1.05)            (1.28)       (1.25)        (0.54)        (3.11)        (1.49)
                                              -------           -------     --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                $  8.88           $  9.72     $   9.70      $  10.47      $  10.66      $  12.16
                                              =======           =======     ========      ========      ========      ========
TOTAL RETURN(b)                                  2.37%**          14.06%        4.95%         3.20%        14.44%        25.57%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $15,150           $18,102     $283,340      $323,711      $320,905      $468,979
   Net expenses to average daily net
     assets                                      0.37%(d)*         0.40%(d)       0.40%       0.40%         0.40%         0.40%
   Net investment income to average
     daily net assets(a)                         2.44%*            5.96%        6.51%         6.30%         6.50%         6.86%
   Portfolio turnover rate                         30%              120%          65%          116%          135%           90%
   Fees and expenses voluntarily waived
     or borne by the Manager consisted
     of the following per share amounts:      $  0.03           $  0.01     $   0.01      $   0.04      $   0.05      $   0.03

(a) Net investment income for the six months ended August 31, 2001 and years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 13, 2000, calculation excludes purchase premiums.
(c) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.05% to 5.96%. Per share and ratio/supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
(d) On February 26, 2001, the Fund began to invest a portion of its assets in GMO Emerging Country Debt Fund and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund. (See Note 2)
(e)  The distribution in excess of net realized gains was less than $0.01.
*    Annualized.
**   Not annualized.
+    Computed using average shares outstanding throughout the period.

6             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in foreign bond and currency markets. The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged).

      At August 31, 2001, 84.7% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. GMO Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements. At
      August 31, 2001, 3.4% of the Fund is invested in GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. Emerging Country Debt Fund invests primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa, and Europe.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2001.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2001.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for open written option contracts as of August 31, 2001.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. See Schedule of Investments for all open purchased option contracts as of August 31, 2001.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spreadlock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Credit default swaps involve the payment of a specified rate based on the notional amount. One party receives payment from the other party upon a default of the underlying security during the swap period. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral, which is paid by the counterparty. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2001.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. For the six months ended August 31, 2001, the Fund had not entered into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund had no securities on loan.

      TAXES
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

      At February 28, 2001, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $7,221,904, expiring in 2009.

      DISTRIBUTIONS TO SHAREHOLDERS
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to March 1, 2000, the Fund did not amortize premiums, and certain discounts were amortized using the straight-line method. Dividend income is recorded on the ex-dividend date. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective October 13, 2000, the Fund no longer charges a premium in connection with the purchase of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .15% of the amount invested. The premium was reduced by 50% with respect to any portion of a purchase that was offset by a corresponding redemption occurring on the same day. In addition, the purchase premium for the fund was reduced by 50% if the purchaser made an in-kind purchase of Fund shares or if the purchase or redemption was part of a transfer from or to another Fund where the Manager was able to transfer securities among the Funds to effect the transaction. All purchase premiums were paid to and recorded by the Fund as paid-in-capital. For the year ended February 29, 2000, the Fund received $111,899 in purchase premiums. There was no premium for redemptions or reinvested distributions.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
      emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of the GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. For the six months ended August 31, 2001, shareholder service fees incurred indirectly by the Fund were 0.01% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, brokerage commissions, certain other transaction costs, fees and expenses of the independent trustees of the Trust, and extraordinary expenses ("fund expenses")) and the amount of fees and expenses (excluding fund expenses, as defined above) incurred indirectly by the Fund through its investment in ECDF exceed the management fee. For the six months ended August 31, 2001, operating expenses (excluding shareholder service fees) incurred indirectly by the Fund were 0.02% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001 was $92. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $10,720,744 and $4,320,800, respectively.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2001, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $14,935,503        $261,951          $(52,976)        $208,975

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2001, 92.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's shares outstanding.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended                Year Ended
                                                             August 31, 2001            February 28, 2001
                                                        -------------------------  ----------------------------
                                                           Shares       Amount        Shares         Amount
         Class III:                                     ------------  -----------  ------------  --------------
         Shares sold                                          82,938  $   724,770     2,636,364  $   26,082,981
         Shares issued to shareholders
           in reinvestment of distributions                  194,940    1,694,032     3,646,672      35,231,875
         Shares repurchased                                 (433,868)  (4,040,234)  (33,630,827)   (326,829,679)
                                                        ------------  -----------  ------------  --------------
         Net decrease                                       (155,990) $(1,621,432)  (27,347,791) $ (265,514,823)
                                                        ============  ===========  ============  ==============

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2001 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                           Net Unrealized
         Settlement                         Units                           Appreciation
            Date     Deliver/Receive     of Currency          Value        (Depreciation)
         ----------  ---------------  -----------------  ----------------  --------------

            Buys
           9/11/01   AUD                     300,000       $   157,742        $  6,842
           9/18/01   CAD                   2,100,000         1,354,457         (15,410)
          10/09/01   GBP                   1,000,000         1,448,510          22,920
           1/13/03   HKD                  54,593,000         6,999,731            (269)
          11/21/01   HKD                  71,725,040         9,199,567            (433)
                                                                              --------
                                                                              $ 13,650
                                                                              ========

           Sales
           9/18/01   CAD                   1,400,000       $   902,972        $  5,964
          10/23/01   EUR                     500,000           453,663           1,837
           1/13/03   HKD                  54,564,300         6,996,051           3,949
          11/21/01   HKD                  79,360,080        10,178,850          21,150
          10/30/01   JPY                 190,000,000         1,606,025         (16,067)
                                                                              --------
                                                                              $ 16,833
                                                                              ========

         FORWARD CROSS CURRENCY CONTRACTS
         Settlement   Deliver/Units of      Receive/In      Net Unrealized
            Date          Currency         Exchange For      Appreciation
         ----------   -----------------   ---------------   --------------
          10/16/01    CHF      906,600    EUR     600,000      $ 1,107
           9/25/01    SEK    7,444,384    EUR     800,000       14,285
                                                               -------
                                                               $15,392
                                                               =======

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                              Net Unrealized
         Number of                                                               Contract      Appreciation
         Contracts                  Type                    Expiration Date        Value      (Depreciation)
         ---------  -------------------------------------  ------------------  -------------  --------------

           Buys
               4    Australian Government Bond 10 Yr.      September 2001       $   217,510     $   6,786
              11    Australian Government Bond 3 Yr.       September 2001           595,184         8,531
              13    Canadian Government Bond 10 Yr.        December 2001            871,447         5,464
              27    Euro BOBL                              December 2001          2,636,132        10,091
              40    Euro Bund                              December 2001          3,950,074        11,630
               1    Japanese Government Bond 10 Yr.        September 2001         1,174,825         1,616
               1    U.K. Gilt Long Bond                    December 2001            167,039           110
               1    U.S. Long Bond                         December 2001            105,312           252
                                                                                                ---------
                                                                                                $  44,480
                                                                                                =========

           Sales
               5    Swiss Government Bond                  December 2001        $   366,425     $    (333)
               1    U.S. Treasury Note 10 Yr.              December 2001            106,500             2
              12    U.S. Treasury Note 5 Yr.               December 2001          1,271,250        (5,694)
                                                                                                ---------
                                                                                                $  (6,025)
                                                                                                =========

      At August 31, 2001, the Fund has sufficient cash and/or securities to cover any margin requirements on open futures contracts.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN OPTION TRANSACTIONS

                                                                   Puts                         Calls
                                                        --------------------------  ------------------------------
                                                        Principal Amount            Principal Amount
                                                          of Contracts                of Contracts
                                                        (000's omitted)   Premiums  (000's omitted)     Premiums
                                                        ----------------  --------  ----------------  ------------
         Outstanding, beginning of period                     1,300        $4,494            --         $     --
         Options written                                         --            --         1,479           14,849
         Options closed                                          --            --            --               --
         Options exercised                                       --            --            --               --
         Options expired                                         --            --        (1,479)         (14,849)
         Options sold                                            --            --
                                                             ------        ------       -------         --------
         Outstanding, end of period                           1,300        $4,494            --         $     --
                                                             ======        ======       =======         ========

      SUMMARY OF WRITTEN OPTIONS OUTSTANDING

                                                        Principal Amount
                                                          of Contracts                     Expiration
                                                        (000's omitted)   Exercise Price      Date     Value
                                                        ----------------  ---------------  ----------  -----
         EUR Put/JPY Call                                     1300  EUR        81.2  JPY    11/27/01   $472
                                                                                                       ----
                                                                                                       $472
                                                                                                       ====

      SWAP AGREEMENTS

          Notional Amount    Expiration                                                        Net Unrealized
         Fund/Counterparty      Date                          Description                       Appreciation
         -----------------  -------------  --------------------------------------------------  --------------
         INTEREST RATE SWAPS
            1,000,000 CHF      5/11/11     Agreement with Morgan Guaranty Trust Company dated     $(2,592)
                                           5/09/01 to pay the notional amount multiplied by
                                           3.73% and to receive the notional amount
                                           multiplied by the 6 month Floating Rate Swiss
                                           LIBOR adjusted by a specified spread.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

         Notional Amount     Expiration                                                        Net Unrealized
         Fund/Counterparty      Date                          Description                      Appreciation
         -----------------  -------------  --------------------------------------------------  --------------
         TOTAL RETURN SWAPS
            5,000,000 USD      7/24/03     Agreement with Morgan Guaranty Trust Company dated     $ 4,895
                                           7/18/01 to receive (pay) the notional amount
                                           multiplied by the return on the JP Morgan Non-U.S.
                                           Traded Total Return Government Bond Index and to
                                           pay the notional amount multiplied by the 1 month
                                           LIBOR adjusted by a specified spread.
                                                                                                  -------
                                                                                                  $ 2,303
                                                                                                  =======

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                                  VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS - 92.6%
                        CHINA - 1.0%
          3,923,400     Denway Investment Ltd*                                                                           1,081,478
                                                                                                               --------------------

                        INDONESIA - 23.3%
          3,079,000     Astra International Tbk*                                                                           825,120
         12,243,000     Citra Marga Nusaphala Persad                                                                       656,183
          3,559,500     Gudang Garam                                                                                     4,899,961
             50,820     Gulf Indonesia Resources Ltd ADR*                                                                  518,364
          2,570,000     Hanjaya Madala Sampoerna                                                                         4,886,262
         20,034,500     Indah Kiat Pulp & Paper*                                                                           395,604
         13,534,500     Indofood Sukses Makmur Tbk                                                                       1,221,732
          5,881,000     Indorama Synthetics*                                                                               398,150
          1,362,500     Indosat Tbk                                                                                      1,422,073
          1,750,000     International Nickel*                                                                            1,224,260
          8,143,500     PT Bimantara Citra                                                                               1,194,533
             21,000     PT Indosat (Persero) Tbk Class B ADR                                                               211,680
         15,026,500     PT Matahari Putra Prima Tbk                                                                        932,533
          2,122,000     Ramayana Lestari Sentosa                                                                           670,420
          1,520,000     Semen Gresik                                                                                     1,526,432
             93,200     Telekomunikasi Indonesia Class B ADR                                                               612,324
          9,574,000     Telekomunikasi Tbk                                                                               3,186,832
                                                                                                               --------------------
                                                                                                                        24,782,463
                                                                                                               --------------------
                        KOREA - 5.4%
              2,112     Daesang Corp                                                                                         4,340
                400     Halla Climate Control Corp                                                                          10,270
            119,800     Hankook Tire Co Ltd                                                                                227,878
             92,310     Hanwha Corp                                                                                        164,749
             14,800     Hynix Semiconductor*                                                                                 9,616
             20,500     Hyosung Corp                                                                                       212,622
             62,900     Hyundai Merchant Marine*                                                                            94,288
              4,200     Hyundai Motor Co                                                                                    70,027
             16,200     KIA Motors Corp*                                                                                   108,042
             13,190     Korea Computer Inc                                                                                 126,996
            108,152     Korean Air Lines*                                                                                  546,051
              8,800     Kumgang Korea Chemical Co Ltd                                                                      454,638
             81,000     Kumho Industrial Co Ltd*                                                                            99,863
             11,500     LG Cable & Machinery Ltd                                                                           149,432
                500     LG Electronics Co                                                                                    5,049

             See accompanying notes to the financial statements.               1

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                                  VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
                        KOREA - CONTINUED
             30,400     LG Engineering & Construction Ltd                                                                  267,710
             24,900     LG Household & Health Care Ltd*                                                                    479,483
              3,500     Medison Co Ltd*                                                                                      7,575
              8,800     Pacific Chemical Corp                                                                              564,853
             30,150     Poongsan Corp                                                                                      159,541
              3,050     Samsung Electronics                                                                                453,620
              9,700     Samsung Fire & Marine Insurance                                                                    285,495
             18,000     Shin Young Securities Co                                                                           160,626
             11,790     SK Global                                                                                           66,356
             17,500     SK Telecom ADR                                                                                     335,650
             25,552     Tai Han Electric Wire                                                                              209,016
            133,580     Woongjin.com Co Ltd                                                                                538,503
                                                                                                               --------------------
                                                                                                                         5,812,289
                                                                                                               --------------------
                        MALAYSIA - 7.6%
          1,166,600     Affin Holdings Berhad                                                                              435,940
             36,000     British American Tobacco Berhad                                                                    331,579
            157,000     Gamuda Berhad                                                                                      176,832
            156,000     Genting Berhad                                                                                     431,053
          1,240,000     Highlands and Lowlands Berhad                                                                      848,421
            350,000     Hong Leong Bank Berhad                                                                             318,684
            354,000     IJM Corp Berhad Class A                                                                            391,263
            352,000     IOI Corp Berhad                                                                                    339,032
             94,000     Kuala Lumpur Kepong Berhad                                                                         134,816
             41,733     MAA Holdings Berhad                                                                                 56,010
            441,000     Magnum Corp Berhad                                                                                 236,747
             89,000     Malakoff Berhad                                                                                    222,500
             54,100     Malayan Banking Berhad                                                                             175,113
            320,000     Malaysian International Shipping (Foreign Registered)                                              602,105
            177,100     Malaysian Oxygen Berhad                                                                            484,695
            459,217     Nylex Berhad                                                                                       147,433
            260,000     Sime Darby Berhad                                                                                  325,684
          8,594,000     Tan Chong International Ltd                                                                      1,189,969
            361,000     Tanjong                                                                                            703,000
            109,000     Tenaga Nasional Berhad                                                                             309,789
            219,000     United Engineers                                                                                   243,205
                                                                                                               --------------------
                                                                                                                         8,103,870
                                                                                                               --------------------

2             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                                  VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
                        PHILIPPINES - 16.5%
         11,878,570     Aboitiz Equity Ventures Inc*                                                                       358,686
         11,420,756     Ayala Corp                                                                                       1,455,587
         11,025,000     Ayala Land Inc                                                                                   1,016,029
         32,044,000     Benpres Holdings Corp*                                                                           1,005,302
            697,495     Equitable Banking Corp                                                                             410,291
          1,702,600     First Philippine Holdings*                                                                         968,145
          3,266,319     Ionics Circuits Inc                                                                                656,466
          1,245,200     La Tondena Distillers Inc                                                                          634,808
          2,258,000     Manila Electric Class B*                                                                         1,970,216
         38,040,000     Megaworld Corp*                                                                                    507,200
            205,100     Metropolitan Bank & Trust Co*                                                                      820,400
         18,763,044     Petron Corp*                                                                                       647,509
            341,770     Philippine Long Distance Telephone                                                               3,250,166
          1,496,275     San Miguel Corp Class B                                                                          1,628,299
         19,113,000     SM Prime Holdings                                                                                2,248,588
                                                                                                               --------------------
                                                                                                                        17,577,692
                                                                                                               --------------------
                        SINGAPORE - 3.6%
            148,000     DBS Group Holdings Ltd                                                                           1,164,284
            273,000     Oversea-Chinese Banking Corp                                                                     1,724,376
            174,405     Overseas Union Bank                                                                                966,413
                                                                                                               --------------------
                                                                                                                         3,855,073
                                                                                                               --------------------
                        TAIWAN - 6.0%
             58,250     Acer Communications & Multimedia Inc                                                                55,669
          1,435,000     Ambassador Hotel*                                                                                  384,412
             76,500     Asustek Computer Inc                                                                               279,149
          1,455,000     China Bills Finance Corp                                                                           252,824
          1,025,880     China Steel Corp                                                                                   365,431
            315,500     CMC Magnetics Corp                                                                                 243,044
            592,200     First Bank                                                                                         320,711
          1,051,520     Formosa Taffeta Co                                                                                 304,524
          1,486,000     Formosan Rubber Group Inc*                                                                         294,790
             78,600     Hon Hai Precision Industry Co Ltd                                                                  303,884
          1,473,000     International Bills Finance                                                                        292,211
            149,000     Kinpo Electronics                                                                                   67,315
          2,462,800     Pacific Construction*                                                                              346,632
            162,000     Shihlin Electric & Engineer                                                                         72,719
            152,285     Siliconware Precision Industries*                                                                   97,025
            302,820     Taiwan Cement Corp*                                                                                 81,120

             See accompanying notes to the financial statements.               3

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                  DESCRIPTION                                                                                  VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
                        TAIWAN - CONTINUED
            676,800     Taiwan Semiconductor*                                                                            1,254,422
          1,752,892     Teco Electric & Machinery                                                                          599,019
              7,302     United Microelectronics ADR*                                                                        54,692
            607,200     United Microelectronics*                                                                           699,871
                                                                                                               --------------------
                                                                                                                         6,369,464
                                                                                                               --------------------
                        THAILAND - 29.2%
            967,200     Advance Agro Pcl (Foreign Registered)*                                                             329,092
            347,200     Advanced Info Service Pcl (Foreign Registered)                                                   4,095,361
             95,200     Advanced Information Service Pcl NVDR*                                                           1,058,138
          1,557,600     Ban Pu Coal Pcl (Foreign Registered)                                                             1,024,621
          8,190,700     Bangchak Petroleum Pcl (Foreign Registered)*                                                     1,467,767
          5,831,300     Bangkok Expressway Pcl (Foreign Registered)                                                      1,309,513
              2,000     Bangkok Land Co Ltd (Foreign Registered)*                                                              132
          2,578,400     Bank of Ayudhya Pcl (Foreign Registered)*                                                          368,468
          1,399,320     CP Feedmill Pcl (Foreign Registered)                                                             1,698,165
            441,633     Delta Electronics Pcl (Foreign Registered)                                                       2,304,085
          2,706,200     Electricity Generating Pcl (Foreign Registered)                                                  2,670,289
            286,500     Electricity Generating Pcl NVDR                                                                    438,670
          3,913,000     Industrial Finance Corp of Thailand (Foreign Registered)*                                          647,951
          1,872,000     Krung Thai Bank Pcl (Foreign Registered)*                                                          498,945
          1,786,000     Land & House Pcl (Foreign Registered)*                                                           1,620,506
          2,016,000     National Finance Pcl (Foreign Registered)*                                                         480,163
          1,376,000     National Petrochemical (Foreign Registered)                                                      1,092,435
            916,200     PTT Exploration & Production Pcl (Foreign Registered)                                            2,431,562
            231,352     Shin Corp Pcl (Foreign Registered)*                                                              1,060,068
            332,000     Siam Cement Pcl (Foreign Registered)*                                                            4,518,544
          1,515,300     Siam Commercial Bank Pcl (Foreign Registered)*                                                     704,631
            355,000     Siam Panich Leasing Ltd (Foreign Registered)*                                                      181,184
          2,439,000     Tanayong Co Ltd (Foreign Registered)*                                                               44,260
          1,660,100     Telecomasia Corp Pcl (Foreign Registered)*                                                         593,095
          3,848,000     Thai Petrochemical (Foreign Registered) (b)*                                                       350,017
            591,000     Tisco Finance Pcl (Foreign Registered)*                                                            204,440
                                                                                                               --------------------
                                                                                                                        31,192,102
                                                                                                               --------------------

                        TOTAL COMMON STOCKS (Cost $114,257,873)                                                         98,774,431
                                                                                                               --------------------

4             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

  SHARES/
PAR VALUE ($)           DESCRIPTION                                                                                  VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
                        MUTUAL FUND - 3.3%
                        UNITED STATES - 3.3%
            132,325     GMO Alpha LIBOR Fund (a)                                                                         3,507,939
                                                                                                               --------------------


                        TOTAL MUTUAL FUND (Cost $3,500,000)                                                              3,507,939
                                                                                                               --------------------

                        PREFERRED STOCKS - 1.4%
                        KOREA - 1.4%
             37,600     LG Electronics 13.04%                                                                              222,804
             19,900     Samsung Electronics (Non Voting) 3.70%                                                           1,246,184
                                                                                                               --------------------
                                                                                                                         1,468,988
                                                                                                               --------------------

                        TOTAL PREFERRED STOCKS (Cost $899,404)                                                           1,468,988
                                                                                                               --------------------

                        RIGHTS & WARRANTS - 0.1%
                        MALAYSIA - 0.1%
            162,600     Affin Holdings Berhad Warrants, Expires 7/08/05*                                                    12,837
            120,200     IJM Corp Berhad Warrants, Expires 8/24/04*                                                          42,386
                                                                                                               --------------------
                                                                                                                            55,223
                                                                                                               --------------------
                        THAILAND - 0.0%
            247,600     Banpu Pcl Warrants, Expires 1/14/03*                                                                20,219
            268,320     Charoen Pokphand Foods Pcl Warrants, Expires 6/30/02*                                               17,651
            480,663     Telecomasia Corp Pcl Warrants, Expires 12/31/49 (b)*                                                11,912
                                                                                                               --------------------
                                                                                                                            49,782
                                                                                                               --------------------

                        TOTAL RIGHTS & WARRANTS (Cost $16,319)                                                             105,005
                                                                                                               --------------------

                        SHORT-TERM INVESTMENTS - 2.6%
                        CASH EQUIVALENTS - 2.6%
$         2,800,000     Royal Bank of Canada Time Deposit, 3.59%, due 9/04/01                                            2,800,000
                                                                                                               --------------------


                        TOTAL SHORT-TERM INVESTMENTS (Cost $2,800,000)                                                   2,800,000
                                                                                                               --------------------

             See accompanying notes to the financial statements.               5

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

                                                                                                                     VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS - 100.0%
                           (Cost $121,473,596)                                                                         106,656,363

                        OTHER ASSETS AND LIABILITIES (NET) - 0.0%                                                           14,168
                                                                                                               --------------------

                        TOTAL NET ASSETS - 100.0%                                                          $           106,670,531
                                                                                                               ====================

                        NOTES TO THE SCHEDULE OF INVESTMENTS

                        ADR       American Depositary Receipt

                        NVDR    Non-Voting Depository Receipt

                        (a) All or a portion of this security is held as collateral for open swap contracts (Note 6).

                        (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

                        *    Non-income producing security


6             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


                            At August 31, 2001, industry sector diversification of the Fund's equity investments was as follows:

                            INDUSTRY SECTOR

                            Consumer Staples                          16.8%
                            Financials                                16.7
                            Telecommunication Services                15.2
                            Materials                                 11.6
                            Consumer Discretionary                    10.8
                            Information Technology                     7.8
                            Industrials                                6.3
                            Utilities                                  5.9
                            Energy                                     4.9
                            Health Care                                0.6
                            Miscellaneous                              3.4
                                                              -------------
                                                                     100.0%
                                                              =============

             See accompanying notes to the financial statements.               7

GMO ASIA FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
       Investments, at value (cost $121,473,596) (Note 1)                            $     106,656,363
       Foreign currency, at value (cost $101,264) (Note 1)                                     101,441
       Cash                                                                                     31,443
       Dividends and interest receivable                                                       190,003
       Receivable for expenses waived or borne by Manager (Note 2)                               6,572
                                                                                      -----------------

          Total assets                                                                     106,985,822
                                                                                      -----------------
LIABILITIES:
       Payable for open swap contracts (Notes 1 and 6)                                         107,175
       Payable to affiliate for (Note 2):
          Management fee                                                                        72,095
          Shareholder service fee                                                               13,351
       Accrued expenses                                                                        122,670
                                                                                      -----------------

          Total liabilities                                                                    315,291
                                                                                      -----------------
NET ASSETS                                                                           $     106,670,531
                                                                                      =================


NET ASSETS CONSIST OF:
       Paid-in capital                                                               $     143,776,404
       Accumulated undistributed net investment income                                         298,397
       Distributions in excess of net realized gains                                       (22,491,260)
       Net unrealized depreciation                                                         (14,913,010)
                                                                                      -----------------

                                                                                     $     106,670,531
                                                                                      =================


NET ASSETS ATTRIBUTABLE TO CLASS III SHARES                                          $     106,670,531
                                                                                      =================

SHARES OUTSTANDING - CLASS III                                                              14,573,168
                                                                                      =================

NET ASSET VALUE PER SHARE - CLASS III                                                $            7.32
                                                                                      =================

8             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)


STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends (net of foreign tax expense of $198,119)                                      $              1,301,882
     Interest                                                                                                  45,782
                                                                                                 ---------------------

         Total income                                                                                       1,347,664
                                                                                                 ---------------------

EXPENSES:
     Management fee (Note 2)                                                                                  409,397
     Custodian fees                                                                                           197,800
     Audit fees                                                                                                21,620
     Transfer agent fees                                                                                       13,800
     Legal fees                                                                                                 2,116
     Trustees fees (Note 2)                                                                                       644
     Registration fees                                                                                            368
     Miscellaneous                                                                                              1,012
     Fees waived or borne by Manager (Note 2)                                                                 (39,374)
                                                                                                 ---------------------
                                                                                                              607,383
     Shareholder service fee - Class III (Note 2)                                                              75,814
                                                                                                 ---------------------

         Net expenses                                                                                         683,197
                                                                                                 ---------------------

            Net investment income                                                                             664,467
                                                                                                 ---------------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
            Investments                                                                                   (10,159,367)
            Closed swap contracts                                                                               2,914
            Foreign currency, forward contracts and foreign currency related
                transactions                                                                                  128,067
                                                                                                 ---------------------
                   Net realized loss                                                                      (10,028,386)
                                                                                                 ---------------------

         Change in net unrealized appreciation (depreciation) on:
            Investments                                                                                     3,106,414
            Open swap contracts                                                                              (100,568)
            Foreign currency, forward contracts and foreign currency related
                transactions                                                                                    3,941
                                                                                                 ---------------------

                   Net unrealized gain                                                                      3,009,787
                                                                                                 ---------------------

         Net realized and unrealized loss                                                                  (7,018,599)
                                                                                                 ---------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $             (6,354,132)
                                                                                                 =====================

             See accompanying notes to the financial statements.              9

GMO ASIA FUND
(A SERIES OF GMO TRUST)


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                             AUGUST 31, 2001                    YEAR ENDED
                                                                                (UNAUDITED)                  FEBRUARY 28, 2001
                                                                          ----------------------         ------------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                $              664,467         $              1,318,175
     Net realized loss                                                               (10,028,386)                     (12,726,842)
     Change in net unrealized appreciation (depreciation)                              3,009,787                      (23,556,288)
                                                                           ----------------------         ------------------------

     Net decrease in net assets resulting
         from operations                                                              (6,354,132)                     (34,964,955)
                                                                           ----------------------         ------------------------


Distributions to shareholders from:
     Net investment income - Class III                                                (1,563,464)                         (77,141)
     Net realized gains - Class III                                                            -                      (11,947,432)
     In excess of net realized gains - Class III                                               -                           (9,385)
                                                                           ----------------------         ------------------------
                                                                                      (1,563,464)                     (12,033,958)
                                                                           ----------------------         ------------------------


Net share transactions - Class III (Note 5)                                              660,964                       41,708,027
                                                                           ----------------------         ------------------------


     Total decrease in net assets                                                     (7,256,632)                      (5,290,886)

NET ASSETS:
     Beginning of period                                                             113,927,163                      119,218,049
                                                                           ----------------------         ------------------------


     End of period (including accumulated
         undistributed net investment income of $298,397
         and $1,197,394, respectively)                                    $          106,670,531         $            113,927,163
                                                                           ======================         ========================

10             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                                         AUGUST 31, 2001   ----------------------------------------------------
                                                           (UNAUDITED)         2001           2000          1999        1998*
                                                           -----------     -----------     -----------   ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      7.87     $     12.35     $       7.67  $    10.44   $    10.00
                                                           -----------     -----------     -----------   ---------    ---------

Income (loss) from investment operations:
  Net investment income                                          0.05            0.09            0.03        0.08 (b)      0.01 (b)
  Net realized and unrealized gain (loss)                       (0.49)          (3.32)           5.01       (2.69)         0.43
                                                           -----------     -----------     -----------   ---------    ---------
    Total from investment operations                            (0.44)          (3.23)           5.04       (2.61)         0.44
                                                           -----------     -----------     -----------   ---------    ---------

Less distributions to shareholders from:
  Net investment income                                         (0.11)          (0.01)          (0.02)      (0.08)            -
  In excess of net investment income                                -               -               -       (0.08)            -
  Net realized gains                                                -           (1.24)          (0.34)          -             -
  In excess of net realized gains                                   -           (0.00) (d)          -           -             -
                                                           -----------     -----------     -----------   ---------    ---------
        Total  distributions                                    (0.11)          (1.25)          (0.36)      (0.16)            -
                                                           -----------     -----------     -----------   ---------    ---------

NET ASSET VALUE, END OF PERIOD                            $      7.32     $      7.87     $     12.35   $    7.67    $    10.44
                                                           ===========     ===========     ===========   =========    =========

TOTAL RETURN (a)                                              (5.53%) ***    (27.45%)          65.57%     (25.03%)        4.40% ***

RATIOS/SUPPLEMENTAL DATA:

        Net assets, end of period (000's)                 $   106,671     $   113,927     $   119,218  $   77,404    $   40,160
        Net expenses to average daily net assets                1.35% **        1.30%           1.25%       1.26%         2.52% **
        Net investment income to average daily net assets       1.31% **        1.22%           0.22%       1.04%         2.86% **
        Portfolio turnover rate                                   28%             84%            121%         61%            1%
        Fees and expenses voluntarily waived or borne
               by the Manager consisted of the following
               per share amounts:                         $         - (e) $      0.01     $      0.01  $     0.02    $     0.01
        Purchase and redemption fees consist of the
               following per share amounts:  (c)          $         - (f) $      0.03     $         -  $        -    $        -

*       Period from February 18, 1998 (commencement of operations) to
        February 28, 1998.
**      Annualized
***     Not annualized.
(a) The total return would have been lower had certain expenses not been waived during the periods shown. Calculation excludes subcription and redemption fees.
(b)     Computed using average shares outstanding throughout the period.
(c) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.
(d)     The per share distributions in excess of net realized gains was $0.001.
(e) Fees and expenses voluntarily waived or borne by the Manager were less than $0.01 per share.
(f)     Purchase and redemption fees were less than $0.01 per share.


             See accompanying notes to the financial statements.              11

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Asia Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Asia Fund seeks high total return through investment in equity securities traded in the Asian securities markets. The Fund's benchmark is the GMO Asia 7 Index.

     At August 31, 2001, 3.3% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. Shares of an open-end investment fund and shares of other GMO funds are valued at their net asset value as reported on each business day.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2001.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security, or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security, or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security, or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss.
     The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2001 there were no open purchased option contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian and agency, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2001, there were no outstanding futures contracts.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreements. See Note 6 for a summary of the open swap agreement as of August 31, 2001.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund did not have any securities on loan.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $6,035,369, expiring in 2009.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is 1.20% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. Effective October 13, 2000, if the Manager determines that any portion of a cash purchase or redemption fee is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Prior to October 13, 2000, these fees were reduced by 50% with respect to any portion of a purchase or redemption that was offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 28, 2001 and the six months ended August 31, 2001, the Fund received $364,125 and $0 in purchase premiums and $701 and $31 in redemption fees, respectively. There was no premium for reinvested distributions.

     INVESTMENT RISK
     Investments in emerging countries present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $644. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchase and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, were as follows:

                                                     PURCHASES       PROCEEDS
                                                   -------------   ------------
     U.S. Government Securities                    $           -   $    260,801
     Investments (non-U.S. Government securities)     28,162,407     29,817,879

     At August 31, 2001, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                           GROSS UNREALIZED                GROSS UNREALIZED                 NET UNREALIZED
        AGGREGATE COST                       APPRECIATION                    DEPRECIATION                    DEPRECIATION
     ----------------------------      --------------------------      -------------------------       -------------------------
          $121,473,596                        $7,750,676                     $22,567,909                     $14,817,233

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2001, 70.7% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).
     Transactions in Fund shares were as follows:

                                      SIX MONTHS ENDED                           YEAR ENDED
                                       AUGUST 31, 2001                       FEBRUARY 28, 2001
                                 -----------------------------        --------------------------------
    Class III:                      SHARES         AMOUNT                SHARES            AMOUNT
                                 ------------   --------------        --------------   ---------------
    Shares sold                        2,030  $        14,008             3,569,101  $     30,370,797
    Shares issued to
    shareholders in
    reinvestment of                   97,208          668,789             1,281,044        11,542,206
    distributions

    Shares repurchased               (3,195)         (21,833)              (23,824)         (204,976)
                                 ------------   --------------        --------------   ---------------
    Net increase                      96,043  $       660,964             4,826,321  $     41,708,027
                                 ============   ==============        ==============   ===============

6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2001 is as follows:

     TOTAL RETURN SWAP AGREEMENT

                                                                                                        NET UNREALIZED
           NOTIONAL AMOUNT          EXPIRATION DATE                   DESCRIPTION                        DEPRECIATION
     ----------------------------- ----------------- ----------------------------------------------    ------------------
             $ 3,500,000               10/02/02      Agreement with Credit Agricole Indosuez          $       (107,175)
                                                     (W.I. Carr) dated 8/17/01 to receive (pay)
                                                     the notional amount multiplied by the return
                                                     on the MSCI Taiwan Index and to pay the
                                                     notional amount multiplied by 3 month LIBOR
                                                     adjusted by a specified spread.
                                                                                                       ------------------
                                                                                                      $        (107,175)
                                                                                                       ==================

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES              DESCRIPTION                                                              VALUE ($)
-------------------------------------------------------------------------------------------------------------
                    MUTUAL FUND - 99.6%
                    UNITED STATES - 99.6%
      2,176,581     GMO International Intrinsic Value Fund Class IV                               42,443,323
                                                                                             ----------------


                    TOTAL MUTUAL FUND (Cost $42,657,218)                                          42,443,323
                                                                                             ----------------

                    COMMON STOCKS - 0.0%
                    UNITED KINGDOM - 0.0%
         19,018     British Energy Plc (Deferred Shares) (a)*                                              -
         55,540     Viglen Technology Plc (Entitlement Letters) (a)*                                       -
                                                                                             ----------------
                                                                                                           -
                                                                                             ----------------

                    TOTAL COMMON STOCKS (Cost $19)                                                         -
                                                                                             ----------------

                    TOTAL INVESTMENTS -  99.6%
                       (Cost $42,657,237)                                                         42,443,323

                    Other Assets and Liabilities (net) - 0.4%                                        169,350
                                                                                             ----------------

                    TOTAL NET ASSETS - 100.0%                                            $        42,612,673
                                                                                             ================

                    NOTES TO THE SCHEDULE OF INVESTMENTS

                    (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

                     *     Non-income producing security


                See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (cost $42,657,237) (Note 1)                                 $      42,443,323
     Foreign currency, at value (cost $221,612) (Note 1)                                         227,383
     Cash                                                                                         47,455
     Receivable for investments sold                                                           1,100,443
     Dividends and interest receivable                                                            62,290
     Foreign withholding taxes receivable                                                         84,373
     Receivable for expenses waived or borne by Manager (Note 2)                                  37,615
                                                                                        -----------------
         Total assets                                                                         44,002,882
                                                                                        -----------------

LIABILITIES:
     Net payable for open forward foreign currency contracts (Notes 1 and 6)                   1,309,002
     Payable to affiliate for (Note 2):
         Management fee                                                                           20,303
         Shareholder service fee                                                                   5,640
     Accrued expenses                                                                             55,264
                                                                                        -----------------
         Total liabilities                                                                     1,390,209
                                                                                        -----------------

NET ASSETS                                                                             $      42,612,673
                                                                                        =================

NET ASSETS CONSIST OF:
     Paid-in capital                                                                   $      47,863,556
     Accumulated undistributed net investment income                                           1,500,024
     Distributions in excess of net realized gains                                            (5,229,246)
     Net unrealized depreciation                                                              (1,521,661)
                                                                                        -----------------
                                                                                       $       42,612,673
                                                                                        =================


NET ASSETS ATTRIBUTABLE TO CLASS III SHARES                                            $      42,612,673
                                                                                        =================

SHARES OUTSTANDING - CLASS III                                                                 4,682,164
                                                                                        =================

NET ASSET VALUE PER SHARE - CLASS III                                                  $            9.10
                                                                                        =================

2                See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends (net of foreign tax expense of $241,948)                                        $     1,738,176
     Dividends from investment company shares                                                          829,289
     Interest (including securities lending income of $97,386)                                         164,782
                                                                                                ---------------
         Total income                                                                                2,732,247
                                                                                                ---------------

EXPENSES:
     Management fee (Note 2)                                                                           217,389
     Custodian fees                                                                                    112,148
     Transfer agent fees                                                                                21,436
     Audit fees                                                                                         18,768
     Legal fees                                                                                          2,300
     Trustees fees (Note 2)                                                                                644
     Registration fees                                                                                     368
     Miscellaneous                                                                                       1,565
     Fees waived or borne by Manager (Note 2)                                                         (157,042)
                                                                                                ---------------
                                                                                                       217,576

     Indirectly incurred fees waived or borne by Manager (Note 2)                                      (39,146)
                                                                                                ---------------
                                                                                                       (39,146)
                                                                                                ---------------

     Shareholder service fee - Class III (Note 2)                                                       34,933
     Shareholder service fee waived - Class III (Note 2)                                                (6,278)
                                                                                                ---------------
                                                                                                        28,655
                                                                                                ---------------

     Shareholder service fee - Class IV (Notes 1 and 2)                                                 15,273
     Shareholder service fee waived - Class IV (Notes 1 and 2)                                            (246)
                                                                                                ---------------
                                                                                                        15,027
                                                                                                ---------------
         Net expenses                                                                                  222,112
                                                                                                ---------------
            Net investment income                                                                    2,510,135
                                                                                                ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
            Investments                                                                             (8,738,953)
            Closed futures contracts                                                                  (123,426)
            Foreign currency, forward contracts and foreign currency
                related transactions                                                                 5,370,782
                                                                                                ---------------
                Net realized loss                                                                   (3,491,597)
                                                                                                ---------------

         Change in net unrealized appreciation (depreciation) on:
            Investments                                                                              4,469,319
            Open futures contracts                                                                     (16,768)
            Foreign currency, forward contracts and foreign currency
                related transactions                                                                (2,180,905)
                                                                                                ---------------
                Net unrealized gain                                                                  2,271,646
                                                                                                ---------------

         Net realized and unrealized loss                                                           (1,219,951)
                                                                                                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $     1,290,184
                                                                                                ===============

                See accompanying notes to the financial statements.            3

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                                        AUGUST 31, 2001         YEAR ENDED
                                                                                          (UNAUDITED)         FEBRUARY 28, 2001
                                                                                     -------------------     -------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income                                                             $      2,510,135        $      2,551,217
      Net realized gain (loss)                                                                (3,491,597)             15,032,097
      Change in net unrealized appreciation (depreciation)                                     2,271,646                 982,780
                                                                                     -------------------     -------------------
      Net increase in net assets resulting from operations                                     1,290,184              18,566,094
                                                                                     -------------------     -------------------

Distributions to shareholders from:
      Net investment income
          Class III                                                                             (236,690)               (957,651)
          Class IV                                                                              (325,033)             (1,255,613)
                                                                                     -------------------     -------------------
          Total distributions from net investment income                                        (561,723)             (2,213,264)
                                                                                     -------------------     -------------------

      Net realized gains
          Class III                                                                             (187,380)            (10,859,963)
          Class IV                                                                              (247,025)            (11,822,778)
                                                                                     -------------------     -------------------
          Total distributions from net realized gains                                           (434,405)            (22,682,741)
                                                                                     -------------------     -------------------
                                                                                                (996,128)            (24,896,005)
                                                                                     -------------------     -------------------

Net share transactions - (Note 5)
          Class III                                                                           (5,989,577)            (23,729,885)
          Class IV (Note 1)                                                                  (61,034,872)             11,822,778
                                                                                     -------------------     -------------------
          Decrease in net assets resulting from
                 net share transactions                                                      (67,024,449)            (11,907,107)
                                                                                     -------------------     -------------------

      Total decrease in net assets                                                           (66,730,393)            (18,237,018)

Net assets:
      Beginning of period                                                                    109,343,066             127,580,084
                                                                                     -------------------     -------------------
      End of period (including accumulated undistributed net
          investment income of $1,500,024 and distributions in excess of
          net investment income of $448,388, respectively)                              $     42,612,673        $    109,343,066
                                                                                     ==================      ===================

4                See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED                         YEAR ENDED FEBRUARY 28/29,
                                              AUGUST 31, 2001     ---------------------------------------------------------------
                                               (UNAUDITED)           2001         2000          1999        1998          1997
                                                ----------         ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD           $     9.25         $   10.04    $    9.28    $   11.92    $   12.68    $  11.54
                                                ----------         ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income                              0.31 + (e)        0.23  +      0.23  +      0.23  +      0.27  +     0.22
  Net realized and unrealized gain (loss)           (0.37)             1.34         1.26        (0.36) (c)    1.72        1.63
                                                ----------         ----------   ----------   ----------   ----------   ----------
         Total from investment operations           (0.06)             1.57         1.49        (0.13)        1.99        1.85
                                                ----------         ----------   ----------   ----------   ----------   ----------
Less distributions to shareholders from:
     Net investment income                          (0.05)            (0.21)       (0.33)       (0.08)       (0.27)      (0.28)
     In excess of net investment income                 -                 -        (0.09)       (0.21)           -           -
     Net realized gains                             (0.04)            (2.15)       (0.31)       (2.22)       (2.48)      (0.43)
                                                ----------         ----------   ----------   ----------   ----------   ----------
         Total distributions                        (0.09)            (2.36)       (0.73)       (2.51)       (2.75)      (0.71)
                                                ----------         ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                 $     9.10         $    9.25    $   10.04    $    9.28    $   11.92    $   12.68
                                                ==========         ==========   ==========   ==========   ==========   =========

TOTAL RETURN (a)                                    (0.72%)  **       16.69%       15.86%       (1.84%)      17.98%       16.55%

RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)         $   42,613         $  49,332    $  75,054    $  97,450    $ 207,653    $ 581,099
     Net expenses to average
         daily net assets                           0.50% * (d)       0.69%        0.69%        0.69%        0.69%        0.72% (b)
     Net investment income to average
         daily net assets                           6.68% * (e)       2.23%        2.25%        2.07%        2.15%        2.25%
     Portfolio turnover rate                          80%               39%          68%          68%          96%          84%
     Fees and expenses voluntarily waived
         or borne by the Manager consisted
         of the following per share amounts:   $     0.03          $    0.04    $    0.03    $    0.05    $     0.05    $    0.04

*        Annualized
**       Not annualized
+        Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 12, 2000, calculation excludes purchase premiums.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .03% of average daily net assets.
(c) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended February 28, 1999 due to timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) On July 3, 2001, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(e) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

                See accompanying notes to the financial statements.            5

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                              PERIOD FROM                             YEAR ENDED FEBRUARY 28/29,
                                              MARCH 1, 2001       -------------------------------------------------------------
                                             TO JULY 19, 2001        2001          2000              1999               1998*
                                             ----------------     ----------    ----------        ----------         ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $     9.23       $    10.03    $     9.27        $     11.92        $     10.87
                                                 ----------       ----------    ----------        ----------         ----------

Income from investment operations:
  Net investment income                               0.20 + (e)       0.21  +       0.29  +            0.24  +            0.01  +
  Net realized and unrealized gain (loss)            (0.13)            1.36          1.21              (0.36) (b)          1.04
                                                 ----------       ----------    ----------        ----------         ----------

    Total from investment operations                  0.07             1.57          1.50              (0.12)              1.05
                                                 ----------       ----------    ----------        ----------         ----------

Less distributions to shareholders from:
     Net investment income                           (0.05)           (0.22)        (0.34)             (0.09)                 -
     In excess of net investment income                  -                -         (0.09)             (0.22)                 -
     Net realized gains                              (0.04)           (2.15)        (0.31)             (2.22)                 -
                                                 ----------       ----------    ----------        ----------         ----------
         Total distributions                         (0.09)           (2.37)        (0.74)             (2.53)                 -
                                                 ----------       ----------    ----------        ----------         ----------
NET ASSET VALUE, END OF PERIOD                     $  9.21 (c)   $     9.23    $    10.03        $      9.27        $     11.92
                                                 ==========       ==========    ==========        ===========        ==========

TOTAL RETURN (a)                                      0.72% ***       16.72%        15.94%             (1.79%)             9.66% ***


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)          $        -          $60,011    $   52,526        $   108,956        $   362,829
     Net expenses to average
           daily net assets                          0.62% **(d)      0.63%         0.63%              0.63%              0.63%  **
     Net investment income to average
           daily net assets                          5.63% **(e)      2.03%         2.81%              2.17%              0.72%  **
     Portfolio turnover rate                           80%              39%           68%                68%                96%
     Fees and expenses voluntarily waived
           or borne by the Manager consisted
           of the following per share amounts:     $  0.01             0.04    $     0.03        $      0.05        $      0.01

*        Period from January 9, 1998 (commencement of operations) to February
         28, 1998.
**       Annualized.
***      Not annualized.
+        Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 12, 2000, calculation excludes purchase premiums.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended February 28, 1999 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c) Class IV shares ceased operations on July 19, 2001. Amount represents ending net asset value per share on July 19, 2001.
(d) On July 3, 2001, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(e) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

6                See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Currency Hedged International Equity Fund (the "Fund"), formerly GMO Currency Hedged International Core Fund, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers and through management of the Fund's foreign currency positions. On July 3, 2001, the Fund began to invest a substantial portion of its assets in other Funds of the Trust ("underlying funds"). The Fund's benchmark is the MSCI EAFE Index (Hedged).

     At August 31, 2001, 99.6% of the Fund is invested in GMO International Intrinsic Value Fund, a separate fund of GMO Trust managed by GMO. International Intrinsic Value Fund invests primarily in equity securities of developed countries in Asia and Europe. The financial statements of GMO International Intrinsic Value Fund should be read in conjunction with the Fund's financial statements.

     Until July 19, 2001, the Fund offered two classes of shares: Class III and Class IV. Effective July 19, 2001, Class IV shares ceased operations. The principal economic difference between the classes of shares was the level of shareholder service fee borne by the classes.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of underlying Funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2001.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001 there were no open written option contracts.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2001 there were no open purchased option contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2001, there were no outstanding futures contracts.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.

     Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2001, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund did not have any securities on loan.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     Effective October 13, 2000, the fund no longer charges a premium on purchases of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .60% of the amount invested. All purchase premiums were paid to and recorded by the Fund as paid-in capital. These fees were allocated relative to each class' net assets on the share transaction date. For the period March 1, 2000, through October 12, 2000, the Fund received $19 in purchase premiums. There was no premium for cash redemptions or reinvested distributions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .09% for Class IV shares. As described in Note 1, effective July 3 2001, the Fund began investing in Class III or Class IV shares of certain underlying funds being offered. Like the management fee (as described below), the shareholder service fee of each class will be

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of the underlying funds. For the period July 3, 2001 to August 31, 2001, shareholder service fees incurred indirectly by the Fund were .03% of the Fund's average daily net assets.

     GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, and the following expenses: brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes (collectively, "fund expenses")) and the amount of fees and expenses (excluding shareholder service fees and fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds exceed the management fee. Because GMO will not reimburse expenses incurred indirectly by the Fund to the extent they exceed .54%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds may exceed .54% of the Fund's average daily net assets. For the period July 3, 2001 to August 31, 2001, operating expenses (excluding shareholder service fees) incurred indirectly by the Fund were .16% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $644. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $61,413,777 and $118,348,725, respectively.

     At August 31, 2001, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                           GROSS UNREALIZED                GROSS UNREALIZED                 NET UNREALIZED
           AGGREGATE COST                    APPRECIATION                    DEPRECIATION                    DEPRECIATION
     ----------------------------      --------------------------      -------------------------       -------------------------
             $42,657,237                           -                           $213,914                        $213,914

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2001, 69.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED                                      YEAR ENDED
     Class III:                            AUGUST 31, 2001                                  FEBRUARY 28, 2001
                             --------------------------------------------        -----------------------------------------
                                    SHARES                 AMOUNT                      SHARES                 AMOUNT
                             ---------------------   --------------------        --------------------    -----------------
     Shares sold                              166  $               1,517                      85,017   $          776,898
     Shares issued to
     shareholders in
     reinvestment of
     distributions                         42,437                400,185                   1,237,611           11,675,143

     Shares repurchased                  (694,804)            (6,391,279)                 (3,462,680)         (36,181,926)
                             ---------------------   --------------------        --------------------    -----------------
     Net decrease                        (652,201) $          (5,989,577)                 (2,140,052)  $      (23,729,885)
                             =====================   ====================        ====================    =================

                                      PERIOD FROM MARCH 1, 2001                                 YEAR ENDED
     Class IV:                            TO JULY 19, 2001                                  FEBRUARY 28, 2001
                             --------------------------------------------        -----------------------------------------
                                    SHARES                 AMOUNT                      SHARES                AMOUNT
                             ---------------------   --------------------        --------------------    -----------------
     Shares sold                                -  $                   -                           -   $                -

     Shares issued to
     shareholders in
     reinvestment of
     distributions                         26,251                247,025                   1,264,726           11,822,778

     Shares repurchased                (6,526,919)           (61,281,897)                          -                    -
                             ---------------------   --------------------        --------------------   ------------------
     Net increase
     (decrease)                        (6,500,668)  $        (61,034,872)                  1,264,726   $       11,822,778
                             =====================   ====================        ====================   ==================

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2001 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                                           NET UNREALIZED
          SETTLEMENT                                          UNITS                                         APPRECIATION
             DATE              DELIVER/RECEIVE             OF CURRENCY                 VALUE               (DEPRECIATION)
      -------------------  -------------------------  ----------------------     -------------------     -------------------
      Buys
                10/26/01             AUD                          9,877,611    $          5,186,240    $            202,302
                10/26/01             CAD                         12,032,126               7,757,017                   8,712
                09/21/01             CHF                         20,516,874              12,293,822                 378,436
                09/21/01             DKK                         52,547,480               6,407,368                 115,916
                09/21/01             EUR                         95,275,729              86,515,002               2,091,468
                09/21/01             GBP                         39,515,847              57,286,321               1,294,270
                10/26/01             HKD                        187,498,209              24,045,307                  11,921
                10/26/01             JPY                      5,010,464,864              42,314,827                 337,419
                09/21/01             NOK                        199,178,074              22,429,683                 791,144
                10/26/01             NZD                         16,025,052               6,980,328                 513,819
                09/21/01             SEK                        309,781,629              29,636,413               (869,558)
                10/26/01             SGD                          3,706,170               2,131,729                  56,025
                                                                                                         -------------------
                                                                                                       $          4,931,874
                                                                                                         ===================
      Sales
                10/26/01             AUD                         12,035,037    $          6,318,996    $          (259,183)
                10/26/01             CAD                         12,537,149               8,082,601                (80,691)
                09/21/01             CHF                         25,083,932              15,030,428               (260,142)
                09/21/01             DKK                         52,976,449               6,459,674                (90,047)
                09/21/01             EUR                        110,922,857             100,723,356             (2,665,478)
                09/21/01             GBP                         46,613,893              67,576,394               (958,960)
                10/26/01             HKD                        192,867,870              24,733,928                (14,839)
                10/26/01             JPY                      6,120,589,155              51,690,149             (1,203,165)
                09/21/01             NOK                        203,825,286              22,953,011               (882,976)
                10/26/01             NZD                         15,153,749               6,600,799               (523,580)
                09/21/01             SEK                        317,579,660              30,382,441                 748,775
                10/26/01             SGD                          3,592,494               2,066,344                (50,590)
                                                                                                         -------------------
                                                                                                       $        (6,240,876)
                                                                                                         ===================

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
Currency Abbreviations:

      AUD        Australian Dollar            HKD        Hong Kong Dollar
      CAD        Canadian Dollar              JPY        Japanese Yen
      CHF        Swiss Franc                  NOK        Norwegian Kroner
      DKK        Danish Krona                 NZD        New Zealand Dollar
      EUR        Euro                         SEK        Swedish Krona
      GBP        British Pound                SGD        Singapore Dollar

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                   DESCRIPTION                                                             VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                         COMMON STOCKS - 88.2%
                         BRAZIL - 4.3%
            218,355      Brasil Telecom Participacoes SA                                                   1,173
          1,204,443      Cia Saneamento Basico SAO PA                                                     79,084
            600,000      Companhia de Bebidas das Americas                                               106,546
          5,937,000      Companhia Siderurgica Nacional SA                                                82,853
         30,267,000      Electrobras                                                                     433,064
                700      Petroleo Brasileiro SA (Petrobras)                                               15,806
             43,300      Petroleo Brasileiro SA (Petrobras) ADR                                          974,250
             26,023      Souza Cruz (Registered)                                                         116,088
         17,000,000      Tele Centro Oeste Celular SA                                                     43,716
         10,377,000      Tele Norte Leste Participacoes SA                                               105,763
              7,400      Vale Do Rio Doce                                                                148,812
                                                                                                 ----------------
                                                                                                       2,107,155
                                                                                                 ----------------
                         CHILE - 2.7%
             11,100      Banco Santander ADR                                                             210,900
             16,200      Banco Santiago ADR                                                              375,840
              3,800      Compania Cervecerias ADR                                                         84,170
             14,200      Compania de Telecommunicaciones de Chile ADR*                                   179,914
              7,600      Distribucion y Servicio ADR                                                     113,924
              9,500      Empresa Nacional de Electricidad SA ADR                                         101,840
              8,200      Enersis SA ADR                                                                  120,294
             10,700      Masisa SA ADR                                                                   143,915
                                                                                                 ----------------
                                                                                                       1,330,797
                                                                                                 ----------------
                         CHINA - 0.5%
            883,000      Denway Investment Ltd*                                                          243,397
                                                                                                 ----------------

                         CZECH REPUBLIC - 3.1%
             27,510      Ceska Sporitelna*                                                               194,101
            179,579      Ceske Energeticke Zavody AS                                                     370,588
             24,180      Ceske Radiokomunikace                                                           252,061
              7,730      Ceski Telecom AS                                                                 53,700
              8,075      Komercni Banka AS*                                                              204,123
              1,742      Phillip Morris CR AS                                                            291,102
              1,110      Severoceske Doly                                                                  6,654
            102,500      Unipetrol*                                                                      137,844
                                                                                                 ----------------
                                                                                                       1,510,173
                                                                                                 ----------------

                 See accompanying notes to the financial statements.           1

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                   DESCRIPTION                                                             VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                         EGYPT - 1.6%
             51,500      Al Ahram Beverage Co GDR*                                                       450,625
             25,600      MobiNil-Egyptian Mobile Services Co*                                            345,358
                                                                                                 ----------------
                                                                                                         795,983
                                                                                                 ----------------
                         INDONESIA - 7.4%
          1,148,000      Astra International Tbk*                                                        307,645
        147,576,000      Bank Internasional Indonesia (Entitlement Letters) (b)*                               -
         43,192,000      Bank Internasional Indonesia*                                                   121,839
            532,100      Gudang Garam                                                                    732,482
              9,000      Gulf Indonesia Resources Ltd ADR*                                                91,800
            412,900      Hanjaya Madala Sampoerna                                                        785,034
          1,851,900      Indah Kiat Pulp & Paper*                                                         36,568
          2,601,000      Indofood Sukses Makmur Tbk                                                      234,787
             65,000      Indosat Tbk                                                                      67,842
              8,000      Makindo Tbk*                                                                      3,566
             14,100      PT Indosat (Persero) Tbk Class B ADR                                            142,128
            620,000      Ramayana Lestari Sentosa                                                        195,882
            341,000      Semen Gresik                                                                    342,443
          1,679,112      Telekomunikasi Tbk                                                              558,915
                                                                                                 ----------------
                                                                                                       3,620,931
                                                                                                 ----------------
                         ISRAEL - 0.1%
              8,789      Bank Hapoalim Ltd                                                                20,003
              9,211      Bank Leumi Le-Israel                                                             18,521
              5,400      Bezeq*                                                                            7,539
              5,049      Israel Discount Bank Class A*                                                     4,105
                                                                                                 ----------------
                                                                                                          50,168
                                                                                                 ----------------
                         KOREA - 10.8%
              9,560      Housing & Commercial Bank                                                       212,528
             26,460      Hyundai Engineering & Construction*                                              70,215
             25,100      Hyundai Motor Co                                                                418,497
             18,000      Hyundai Securities Co*                                                          104,548
             13,000      Kookmin Bank                                                                    175,029
             13,100      Korea Electric Power Corp                                                       232,262
             28,000      Korea Electric Power Corp ADR                                                   278,040
              6,100      Korea Telecommunications ADR                                                    126,819
             38,478      LG Chemicals Ltd*                                                               481,916
             40,500      LG Electronics Co                                                               408,963
              9,328      LG Household & Health Care Ltd*                                                 179,623
              5,690      Pohang Iron & Steel (b)                                                         405,104

2                 See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                   DESCRIPTION                                                             VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                         KOREA - CONTINUED
             40,500      Samsung Corp                                                                    203,530
              7,424      Samsung Electronics                                                           1,104,157
              1,614      Samsung Electronics GDS 144A (Non Voting)                                        50,195
             11,500      Shinhan Bank                                                                    112,524
             39,336      SK Corp                                                                         400,288
                250      SK Telecom (b)                                                                   44,031
             14,000      SK Telecom ADR                                                                  268,520
                                                                                                 ----------------
                                                                                                       5,276,789
                                                                                                 ----------------
                         MALAYSIA - 4.3%
            160,000      Berjaya Sports Toto                                                             208,000
             10,000      British American Tobacco Berhad                                                  92,105
             42,000      Commerce Asset Holdings                                                          86,211
             53,000      Edaran Otomobil Berhad                                                          127,618
             65,000      Gamuda Berhad                                                                    73,211
            281,000      Golden Hope Plantations Berhad                                                  269,168
             82,400      Hong Leong Bank Berhad                                                           75,027
             29,300      Kuala Lumpur Kepong Berhad                                                       42,022
             63,200      Malayan Banking Berhad                                                          204,568
            165,000      Malayan Cement Berhad                                                            43,421
             12,000      Nestle Malaysia                                                                  64,737
            167,400      Oriental Holdings Berhad                                                        162,114
             76,000      Sime Darby Berhad                                                                95,200
          1,077,000      Tan Chong International Ltd                                                     149,127
             46,000      Telekom Malaysia Berhad                                                         129,526
             48,000      Tenaga Nasional Berhad                                                          136,421
            103,000      United Engineers                                                                114,384
                                                                                                 ----------------
                                                                                                       2,072,860
                                                                                                 ----------------
                         MEXICO - 5.7%
             11,800      America Movil SA de CV ADR*                                                     198,712
              5,550      Cemex SA de CV ADR (Participating Certificates)                                 142,913
             33,573      Cemex SA de CV CPO                                                              172,049
             11,000      Fomento Economico Mexicano SA ADR                                               429,000
             78,103      Grupo Carso SA de CV Class A*                                                   223,915
            267,000      Grupo Financiero Bancomer SA*                                                   224,421
             61,800      Grupo Financiero Inbursa SA*                                                    238,918
              2,600      Grupo Televisa SA GDR*                                                           94,900
             34,240      Grupo Televisa SA (Participating Certificates)*                                  62,802
            144,000      Savia SA Class A*                                                                59,892

                 See accompanying notes to the financial statements.           3

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                   DESCRIPTION                                                             VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                         MEXICO - CONTINUED
             10,800      Telefonos de Mexico Class L ADR                                                 393,768
            227,562      Wal-Mart de Mexico SA de CV                                                     551,081
                                                                                                 ----------------
                                                                                                       2,792,371
                                                                                                 ----------------
                         PHILIPPINES - 5.1%
          2,291,000      Ayala Corp                                                                      291,990
          2,992,000      Ayala Land Inc                                                                  275,733
          3,902,000      Benpres Holdings Corp*                                                          122,416
            211,300      Equitable Banking Corp                                                          124,294
            419,200      Ionics Circuits Inc                                                              84,251
            342,200      Manila Electric Class B*                                                        298,586
             18,000      Metropolitan Bank & Trust Co*                                                    72,000
             82,200      Philippine Long Distance Telephone                                              781,706
            257,950      San Miguel Corp Class B                                                         280,710
          1,145,000      SM Prime Holdings                                                               134,706
                                                                                                 ----------------
                                                                                                       2,466,392
                                                                                                 ----------------
                         RUSSIA - 6.0%
              9,900      Lukoil Holding Co ADR                                                           434,115
             49,900      Norilsk Nickel ADR*                                                             810,875
             48,000      Surgutneftegaz ADR                                                              624,000
             20,000      Unified Energy Systems ADR*                                                     214,000
             12,000      Unified Energy Systems GDR                                                      128,400
              8,500      Yukos Corp ADR*                                                                 461,125
             65,600      Yukos Oil                                                                       239,440
                                                                                                 ----------------
                                                                                                       2,911,955
                                                                                                 ----------------
                         SOUTH AFRICA - 13.3%
            170,740      Amalgamated Bank of South Africa                                                789,989
             12,112      Anglo American Corp Plc                                                         174,731
             15,000      Anglo American Platinum Corp                                                    578,357
             12,000      AngloGold Ltd                                                                   422,823
             12,000      Impala Platinum Holdings Ltd                                                    521,055
             18,000      Investec Group Ltd                                                              427,094
             63,332      Johnnies Industrial Corp                                                        383,191
             24,400      Nedcor Ltd                                                                      426,107
             55,000      Remgro Ltd                                                                      389,546
            579,000      Sanlam Ltd                                                                      734,994
             91,000      Sasol Ltd                                                                       844,247
            170,828      Standard Bank Investment Corp                                                   692,104
                                                                                                 ----------------
                                                                                                       6,384,238
                                                                                                 ----------------


4                 See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                   DESCRIPTION                                                             VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                         TAIWAN - 7.7%
            363,406      Acer Inc                                                                        158,918
             58,750      Asustek Computer Inc                                                            214,379
          1,565,690      China Steel Corp                                                                557,718
             20,106      China Steel Corp GDR                                                            144,763
            197,500      CMC Magnetics Corp                                                              152,143
            334,950      First Bank                                                                      181,395
            407,972      Formosa Chemicals & Fibre Co                                                    289,468
            107,800      Formosa Plastics Corp                                                           113,950
             74,000      Hon Hai Precision Industry Co Ltd                                               286,099
            270,900      HUA NAN Commercial Bank                                                         148,277
             54,000      Macronix International*                                                          38,315
            423,200      Mosel Vitelic Inc*                                                              139,106
            336,760      Taiwan Semiconductor*                                                           624,171
            565,950      Tatung Co                                                                       122,106
              2,242      United Microelectronics ADR*                                                     16,793
            333,730      United Microelectronics*                                                        384,664
             27,000      Via Technologies Inc                                                            131,364
             65,000      Yageo Corp*                                                                      47,625
                                                                                                 ----------------
                                                                                                       3,751,254
                                                                                                 ----------------
                         THAILAND - 12.6%
            107,100      Advanced Info Service Pcl (Foreign Registered)                                1,263,287
            250,000      Bangkok Bank Pcl (Foreign Registered)*                                          275,037
             27,800      BEC World Pcl (Foreign Registered)                                              167,740
            253,000      CP Feedmill Pcl (Foreign Registered)                                            307,032
             74,793      Delta Electronics Pcl (Foreign Registered)                                      390,210
            714,020      Electricity Generating Pcl (Foreign Registered)                                 704,545
          1,032,000      Krung Thai Bank Pcl (Foreign Registered)*                                       275,060
            497,000      Land & House Pcl (Foreign Registered)*                                          450,947
            592,000      National Finance Pcl (Foreign Registered)*                                      141,000
            198,240      PTT Exploration & Production Pcl (Foreign Registered)                           526,122
            122,436      Shin Corp Pcl (Foreign Registered)*                                             561,009
             17,000      Siam Cement Pcl (Foreign Registered)*                                           231,371
            657,250      Siam Commercial Bank Pcl (Foreign Registered)*                                  305,628
            693,000      Telecomasia Corp Pcl (Foreign Registered)*                                      247,584
            528,774      Thai Farmers Bank Pcl (Foreign Registered)*                                     266,876
                                                                                                 ----------------
                                                                                                       6,113,448
                                                                                                 ----------------

                 See accompanying notes to the financial statements.           5

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                   DESCRIPTION                                                             VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                         VENEZUELA - 3.0%
             52,124      Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR                  1,339,066
            309,300      Siderurgica Venezolana (Sivensa) Class A ADR (Registered)*                      114,441
                                                                                                 ----------------
                                                                                                       1,453,507
                                                                                                 ----------------

                         TOTAL COMMON STOCKS (Cost $47,269,036)                                       42,881,418
                                                                                                 ----------------

                         MUTUAL FUNDS - 2.7%
                         TAIWAN - 0.3%
             34,900      R.O.C. Taiwan Fund*                                                             139,600
                                                                                                 ----------------

                         UNITED STATES - 2.4%
             37,807      GMO Alpha LIBOR Fund (a)                                                      1,002,268
             18,288      Morgan Stanley Emerging Markets Fund*                                           150,876
                                                                                                 ----------------
                                                                                                       1,153,144
                                                                                                 ----------------

                         TOTAL MUTUAL FUNDS (Cost $1,502,315)                                          1,292,744
                                                                                                 ----------------

                         PREFERRED STOCKS - 2.6%
                         BRAZIL - 2.2%
         38,648,098      Banco Bradesco SA 5.59%                                                         174,227
            899,000      Companhia de Bebidas das Americas                                               169,862
              9,000      Companhia Vale do Rio Doce                                                      180,988
          2,563,000      Itaubanco SA (Registered)                                                       176,376
              2,775      Petroleo Brasileiro SA (Petrobras) 1.59%                                         59,829
          3,177,000      Tele Centro Oeste Celular SA  2.58%                                               6,476
              7,500      Tele Norte Leste Participacoes ADR                                               81,750
          9,980,591      Tele Norte Leste Participacoes SA 1.69%*                                        108,765
          3,177,000      Telecomunicacoes Brasileiras SA (Registered) 0.05%*                                  37
         19,913,000      Telesp Celular Participacoes SA                                                 102,258
                                                                                                 ----------------
                                                                                                       1,060,568
                                                                                                 ----------------
                         RUSSIA - 0.4%
          2,642,000      Unified Energy Systems*                                                         200,264
                                                                                                 ----------------


                         TOTAL PREFERRED STOCKS (Cost $1,676,982)                                      1,260,832
                                                                                                 ----------------

6                 See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

  SHARES/
 PAR VALUE ($)           DESCRIPTION                                                             VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                         RIGHTS & WARRANTS - 0.0%
                         INDONESIA - 0.0%
             57,050      Bank Internasional Indonesia Warrants, Expires 4/16/02*                              19
                                                                                                 ----------------

                         MALAYSIA - 0.0%
             27,800      United Engineers Warrants, Expires 11/18/02*                                      2,853
                                                                                                 ----------------

                         THAILAND - 0.0%
             71,000      Charoen Pokphand Foods Pcl Warrants, Expires 6/30/02*                             4,672
            266,500      Land & House Warrants, Expires 5/15/08*                                               -
            116,526      Telecomasia Corp Pcl Warrants, Expires 12/31/49 (b)*                              2,888
                                                                                                 ----------------
                                                                                                           7,560
                                                                                                 ----------------

                         TOTAL RIGHTS & WARRANTS (Cost $333)                                              10,432
                                                                                                 ----------------

                         SHORT-TERM INVESTMENTS - 4.3%
                         CASH EQUIVALENTS - 4.3%
$         2,100,000      Bank of Scotland Time Deposit, 3.63%, due 9/04/01                             2,100,000
                                                                                                 ----------------


                         TOTAL SHORT-TERM INVESTMENTS (Cost $2,100,000)                                2,100,000
                                                                                                 ----------------

                         TOTAL INVESTMENTS - 97.8%
                            (Cost $52,548,666)                                                        47,545,426

                         Other Assets and Liabilities (net) - 2.2%                                     1,092,424
                                                                                                 ----------------

                         TOTAL NET ASSETS - 100.0%                                            $       48,637,850
                                                                                                 ================


                 See accompanying notes to the financial statements.           7

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -(CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                         NOTES TO THE SCHEDULE OF INVESTMENTS:

                         ADR   American Depositary Receipt

                         GDR   Global Depository Receipt

                         GDS   Global Depository Shares

                         (a) All or a portion of this security is held as collateral for open swaps (Note 6).

                         (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

                         144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                         *     Non-income producing security.

8                 See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -(CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                            At August 31, 2001, industry sector diversification of the Fund's equity investments was as follows:

                            INDUSTRY SECTOR

                            Financials                                19.9%
                            Telecommunication Services                16.3
                            Materials                                 13.2
                            Consumer Staples                          10.5
                            Energy                                    10.3
                            Consumer Discretionary                     8.7
                            Information Technology                     8.4
                            Utilities                                  7.3
                            Industrials                                2.8
                            Health Care                                0.1
                            Miscellaneous                              2.5
                                                              -------------
                                                                     100.0%
                                                              =============

                 See accompanying notes to the financial statements.           9

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (cost $52,548,666) (Note 1)                                           $       47,545,426
     Foreign currency, at value (cost $800,054) (Note 1)                                                    790,921
     Cash                                                                                                   326,491
     Dividends receivable                                                                                   148,863
     Receivable for expenses waived or borne by Manager (Note 2)                                              6,820
                                                                                                   -----------------
         Total assets                                                                                    48,818,521
                                                                                                   -----------------


LIABILITIES:
     Payable for open swap contracts (Notes 1 and 6)                                                         30,622
     Payable to affiliate for (Note 2):
         Management fee                                                                                      26,195
         Shareholder service fee                                                                              6,045
     Accrued expenses                                                                                       117,809
                                                                                                   -----------------
         Total liabilities                                                                                  180,671
                                                                                                   -----------------


NET ASSETS                                                                                       $       48,637,850
                                                                                                   =================

NET ASSETS CONSIST OF:
     Paid-in capital                                                                             $       60,104,470
     Accumulated undistributed net investment income                                                        575,903
     Distributions in excess of net realized gains                                                       (6,986,873)
     Net unrealized depreciation                                                                         (5,055,650)
                                                                                                   -----------------

                                                                                                 $       48,637,850
                                                                                                   =================

NET ASSETS ATTRIBUTABLE TO CLASS III SHARES                                                      $       48,637,850
                                                                                                   =================

SHARES OUTSTANDING - CLASS III                                                                            5,936,763
                                                                                                   =================

NET ASSET VALUE PER SHARE - CLASS III                                                            $             8.19
                                                                                                   =================

10                 See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends (net of foreign tax expense of $97,869)                                  $           1,063,568
     Interest                                                                                          40,673
                                                                                          --------------------
            Total income                                                                            1,104,241
                                                                                          --------------------

EXPENSES:
     Management fee (Note 2)                                                                          158,756
     Custodian fees                                                                                   154,560
     Audit fees                                                                                        23,920
     Transfer agent fees                                                                               13,892
     Legal fees                                                                                         1,012
     Trustees fees (Note 2)                                                                               368
     Registration fees                                                                                    368
     Miscellaneous                                                                                     11,491
     Fees waived or borne by Manager (Note 2)                                                         (40,264)
                                                                                          --------------------
                                                                                                      324,103
     Shareholder service fee - Class III (Note 2)                                                      36,637
                                                                                          --------------------

         Net expenses                                                                                 360,740
                                                                                          --------------------

            Net investment income                                                                     743,501
                                                                                          --------------------

REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
            Investments                                                                            (1,481,852)
            Closed swap contracts                                                                       1,619
            Foreign currency, forward contracts and foreign
                currency related transactions                                                         (71,532)
                                                                                          --------------------
                   Net realized loss                                                               (1,551,765)
                                                                                          --------------------

         Change in net unrealized appreciation (depreciation) on:
            Investments                                                                            (2,337,235)
            Open swap contracts                                                                       (26,951)
            Foreign currency, forward contracts and foreign
                currency related transactions                                                         (15,389)
                                                                                          --------------------
                   Net unrealized loss                                                             (2,379,575)
                                                                                          --------------------

         Net realized and unrealized loss                                                          (3,931,340)
                                                                                          --------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $          (3,187,839)
                                                                                          ====================

                 See accompanying notes to the financial statements.          11

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                            AUGUST 31, 2001            YEAR ENDED
                                                                               (UNAUDITED)          FEBRUARY 28, 2001
                                                                            -------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
       Net investment income                                              $            743,501    $           503,210
       Net realized loss                                                            (1,551,765)            (4,657,759)
       Change in net unrealized appreciation (depreciation)                         (2,379,575)            (9,540,859)
                                                                            -------------------     ------------------
       Net decrease in net assets resulting from operations                         (3,187,839)           (13,695,408)
                                                                            -------------------     ------------------
Distributions to shareholders from:
       Net investment income - Class III                                              (414,875)                     -
       Net realized gains - Class III                                                        -             (1,100,558)
                                                                            -------------------     ------------------
                                                                                      (414,875)            (1,100,558)
                                                                            -------------------     ------------------
Net share transactions - Class III (Note 5)                                              1,365              1,844,294
                                                                            -------------------     ------------------
       Total decrease in net assets                                                 (3,601,349)           (12,951,672)

NET ASSETS:
       Beginning of period                                                          52,239,199             65,190,871
                                                                            -------------------     ------------------
       End of period (including accumulated undistributed
          net investment income of $575,903 and
          $247,277, respectively)                                         $         48,637,850    $        52,239,199
                                                                            ===================     ==================

12                 See accompanying notes to the financial statements.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED                 YEAR ENDED FEBRUARY 28/29,
                                                 AUGUST 31, 2001   ---------------------------------------------------
                                                    (UNAUDITED)       2001         2000         1999           1998 *
                                                      --------     ---------     --------     ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD                $    8.81    $    11.41    $    5.74    $     8.61     $    10.00
                                                      --------     ---------     --------     ---------      ---------

Income from investment operations:
  Net investment income                                  0.13          0.08         0.05          0.23           0.03 +
  Net realized and unrealized gain (loss)               (0.68)        (2.48)        5.63         (2.94)         (1.42)
                                                      --------     ---------     --------     ---------      ---------

         Total from investment operations               (0.55)        (2.40)        5.68         (2.71)         (1.39)
                                                      --------     ---------     --------     ---------      ---------

Less distributions to shareholders:
     From net investment income                         (0.07)            -            -         (0.16)             -
     From net realized gains                                -         (0.20)       (0.01)            -              -
                                                      --------     ---------     --------     ---------      ---------

         Total distributions                            (0.07)        (0.20)       (0.01)        (0.16)             -
                                                      --------     ---------     --------     ---------      ---------

NET ASSET VALUE, END OF PERIOD                      $    8.19    $     8.81    $   11.41    $     5.74     $     8.61
                                                      ========     =========     ========     =========      =========

TOTAL RETURN (a)                                       (6.23%) ***  (21.27%)      98.96%       (31.60%)       (13.90%)***

RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)              $  48,638    $   52,239    $  65,191    $   31,718     $   39,698
     Net expenses to average
         daily net assets                               1.48%   **    1.40%        1.28%         1.27%          1.65% ** (b)
     Net investment income to average
         daily net assets                               3.04%   **    0.91%        0.54%         3.65%          0.78% **
     Portfolio turnover rate                              43%           98%         157%          158%            56%
     Fees and expenses voluntarily waived or
         borne by the Manager consisted of
         the following per share amounts:           $    0.01    $     0.01    $    0.01    $     0.02     $     0.03
     Purchase and redemption fees consisted of
         the following per share amounts:  (c)      $    0.01    $     0.02    $       -    $        -     $        -

+        Computed using average shares outstanding throughout the period.
*        Period from August 29, 1997 (commencement of operations) to February
         28, 1998.
**       Annualized.
***      Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 12, 2000, calculation excludes purchase premiums and redemption fees.
(b) Includes stamp duties and transfer taxes not waived or borne by the manager, which approximate .16% of average daily net assets.
(c) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.

                 See accompanying notes to the financial statements.          13

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Evolving Countries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries of Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). The Fund's benchmark is the IFC Investable Index.

     At August 31, 2001, 2.1% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. Shares of an open-end investment fund and shares of other GMO funds are valued at their net asset value as reported on each business day.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2001.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premuims paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2001 there were no open purchased option contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2001, there were no outstanding futures contracts.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreements. See
     Note 6 for a summary of the open swap agreement as of August 31, 2001.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $1,253,194, expiring in 2009.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     Effective August 17, 2001, the premium on cash purchases of Fund shares is 1.20% of the amount invested. Prior to August 17, 2001, the premium on cash purchases of Fund shares was 1.60% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. Effective October 13, 2000 if the Manager determines that any portion of a cash purchase or redemption fee is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Prior to October 13, 2000, these fees were reduced by 50% with respect to any portion of a purchase or redemption that was offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 28, 2001 and the six months ended August 31, 2001, the Fund received $72,695 and $24,992 in purchase premiums and $15,047 and $8,480 in redemption fees, respectively.

     INVESTMENT RISK
     Investments in securities of emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $368.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, were as follows:

                                                                       PURCHASES                   PROCEEDS
                                                                   -------------------     --------------------------
     U.S. Government securities                                             $         -  $                   145,454
     Investments (non-U.S. Government securities)                            20,341,186                   20,333,209

     At August 31, 2001, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                           GROSS UNREALIZED                GROSS UNREALIZED                 NET UNREALIZED
           AGGREGATE COST                    APPRECIATION                    DEPRECIATION                    DEPRECIATION
     ----------------------------      --------------------------      -------------------------       -------------------------
             $52,548,666                      $3,612,587                      $8,615,827                      $5,003,240

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2001, 68.1% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO EVOLVING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED                                       YEAR ENDED
                                           AUGUST 31, 2001                                   FEBRUARY 28, 2001
                             --------------------------------------------        -------------------------------------------
     Class III:                     SHARES                 AMOUNT                      SHARES                 AMOUNT
                             ---------------------   --------------------        --------------------   --------------------
     Shares sold                          223,302  $           1,851,082                     503,800  $           4,666,415
     Shares issued to
     shareholders in
     reinvestment of
     distributions                         47,640                393,508                     104,088              1,063,786

     Shares repurchased                  (265,411)            (2,243,225)                   (391,059)            (3,885,907)
                             ---------------------   --------------------        --------------------   --------------------

     Net increase                           5,531  $               1,365                     216,829  $           1,844,294
                             =====================   ====================        ====================   ====================

6.  FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2001 is as follows:

     TOTAL RETURN SWAP AGREEMENT

                             EXPIRATION                                                         UNREALIZED
        NOTIONAL AMOUNT         DATE                       DESCRIPTION                         DEPRECIATION
     ---------------------- ------------- -----------------------------------------------    -----------------
     $       1,000,000       10/02/02     Agreement with Credit Agricole Indosuez (W.I.      $     (30,622)
                                          Carr) dated 8/17/01 to receive
                                          (pay) the notional amount multiplied
                                          by the return on the MSCI Taiwan
                                          Index and to pay the notional amount
                                          multiplied by 3 month LIBOR adjusted by a
                                          specified spread.
                                                                                             -----------------
                                                                                             $     (30,622)
                                                                                             =================

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS - 90.6%
                      AUSTRALIA - 3.9%
         843,842      Amcor Ltd                                                                         2,867,341
         378,971      Australia and New Zealand Banking Group Ltd                                       3,366,831
         383,140      Capral Aluminum Ltd                                                                 451,431
         511,220      Foodland Associated                                                               3,352,398
       2,336,819      Goodman Fielder Ltd                                                               1,524,167
       1,545,080      John Fairfax Holdings Ltd                                                         3,137,069
          76,000      Lihir Gold Ltd ADR*                                                                 714,400
       4,514,350      Lihir Gold Ltd*                                                                   2,089,602
       3,204,100      Menzies Gold NL*                                                                     47,190
      12,664,766      MIM Holdings Ltd                                                                  7,127,984
         943,468      Newcrest Mining Ltd                                                               2,076,369
       4,530,211      Oil Search Ltd*                                                                   2,123,156
       1,658,480      Orogen Minerals Ltd                                                                 872,360
          54,000      Orogen Minerals Ltd GDR 144A                                                        270,000
      10,946,321      Pasminco Ltd*                                                                       454,863
         289,000      Publishing & Broadcasting Ltd                                                     1,428,932
       3,672,993      Qantas Airways Ltd                                                                5,312,984
         558,000      TABCORP Holdings Ltd                                                              2,637,756
         845,407      Westpac Banking Corp                                                              6,183,777
                                                                                              --------------------
                                                                                                       46,038,610
                                                                                              --------------------
                      AUSTRIA - 0.2%
           3,767      Austria Tabakwerke AG                                                               289,309
          20,655      Erste Bank Der Oesterreichischen Sparkassen AG                                    1,097,012
           9,200      Flughafen Wien AG                                                                   306,445
           4,827      Oesterreichische Brau Beteiligungs AG                                               196,211
          10,242      RHI AG                                                                              193,509
           4,264      VA Technologie AG (Bearer)                                                          126,654
          26,160      Wienerberger Baustoffindustrie AG                                                   430,813
                                                                                              --------------------
                                                                                                        2,639,953
                                                                                              --------------------
                      BELGIUM - 2.2%
          18,864      Almanij NV                                                                          755,659
          25,192      Cie Francois D'Enterprises                                                        5,217,359
         269,570      Dexia                                                                             4,280,221
          22,078      Electrabel SA                                                                     4,977,540
         123,355      Fortis                                                                            3,435,438
         100,135      Fortis Strip*                                                                           910
          18,327      GIB Holdings Ltd                                                                    835,696
          28,465      Groupe Bruxelles Lambert SA                                                       1,590,155
          16,513      Kredietbank NPV                                                                     609,283

              See accompanying notes to the financial statements.              1

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      BELGIUM - CONTINUED
          25,082      Solvay Et Cie                                                                     1,435,344
          64,879      UCB SA                                                                            2,752,164
                                                                                              --------------------
                                                                                                       25,889,769
                                                                                              --------------------
                      BRAZIL - 0.5%
         109,800      Ultrapar Participacoes SA ADR                                                       768,600
         107,600      Unibanco SA GDR                                                                   2,100,352
         181,600      Votorantim Celulose e Papel SA ADR                                                2,600,512
                                                                                              --------------------
                                                                                                        5,469,464
                                                                                              --------------------
                      CANADA - 2.0%
         157,500      Air Canada Corp*                                                                    657,393
         100,000      Cambior Inc*                                                                         40,643
          44,900      Falconbridge Ltd                                                                    477,937
         182,800      Freeport-McMoran Copper & Gold*                                                   2,263,064
         101,500      Iamgold (International African Mining Gold)*                                        180,069
          94,000      Inco Ltd*                                                                         1,565,757
         220,100      Kap Resources Ltd (b)*                                                                1,420
          65,700      Nexen Inc                                                                         1,657,229
          22,000      Norske Skog Canada Ltd*                                                              92,536
         419,000      Nortel Networks Corp                                                              2,608,445
          71,137      Oxford Properties Group*                                                          1,076,165
         116,300      Placer Dome Inc                                                                   1,288,221
         113,500      Rothmans Inc*                                                                     1,859,816
          79,700      Teck Corp Class B*                                                                  627,276
         852,500      Tembec Inc Class A*                                                               6,550,077
         160,200      TimberWest Forest Corp*                                                           1,272,216
          86,040      Trizec Hahn Corp (Sub-Voting)                                                     1,587,474
          38,400      TVX Gold Inc*                                                                        19,323
                                                                                              --------------------
                                                                                                       23,825,061
                                                                                              --------------------
                      FINLAND - 1.5%
         923,850      Metso Oyj                                                                         8,358,224
         535,920      M-real Oyj                                                                        3,451,433
         291,360      Oyj Hartwall Abp                                                                  5,557,794
                                                                                              --------------------
                                                                                                       17,367,451
                                                                                              --------------------
                      FRANCE - 7.6%
          27,790      Accor SA                                                                          1,087,975
          37,245      Alcatel SA                                                                          575,474
          34,100      Assurances Generales de France (Bearer)                                           1,855,387
          22,572      Aventis SA Class A                                                                1,650,514
          53,720      Axa                                                                               1,466,337
          52,411      Banque Nationale de Paris                                                         4,808,361

2              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      FRANCE - CONTINUED
          12,034      Beghin-Say*                                                                         426,312
          67,435      BIC SA                                                                            2,708,065
          26,290      Bouygues                                                                            888,117
           6,082      Cap Gemini SA                                                                       387,826
          12,034      Cereol*                                                                             294,593
          12,034      Cerestar*                                                                           319,844
           5,442      Chargeurs International SA                                                          350,970
          23,390      Christian Dior SA                                                                   813,734
          15,951      Club Mediterranee SA                                                                909,190
          85,957      Compagnie Generale d'Industrie et de Participations                               2,705,439
          16,900      Etablissements Economiques du Casino Guichard-Perrachon SA                        1,382,368
         688,100      Eurotunnel SA Units (Bearer)*                                                       650,037
          16,747      France Telecom SA                                                                   537,597
          35,068      Groupe Danone                                                                     4,768,546
          11,875      Guyenne et Gascogne SA                                                              938,439
          14,238      Imetal                                                                            1,474,372
          10,230      Lafarge Coppee SA                                                                   927,848
          37,136      Lagardere Groupe                                                                  1,740,596
          54,504      Michelin SA Class B                                                               1,705,575
          18,037      Pernod Ricard                                                                     1,375,429
         120,312      Peugeot SA                                                                        5,732,020
          12,034      Provimi SA*                                                                         186,922
          24,440      Saint-Gobain                                                                      3,751,813
          28,783      Sophia (EX-SFI)                                                                     862,263
          62,335      SPIE Batignolles                                                                  3,453,942
         505,900      Suez SA                                                                          17,232,535
           9,190      Technip SA                                                                        1,359,012
          64,974      Thomson CSF                                                                       2,403,849
         109,743      Total Fina SA                                                                    16,218,758
          97,450      Usinor Sacilor                                                                    1,086,125
          25,496      Worms et Compagnie SA                                                               451,606
                                                                                              --------------------
                                                                                                       89,487,790
                                                                                              --------------------
                      GERMANY - 8.5%
         188,800      Adidas Salomon AG                                                                12,742,188
         128,500      Bankgesellschaft Berlin AG*                                                         735,355
          46,190      Bayer AG                                                                          1,476,875
          87,800      Bayerische Motoren Werke AG                                                       2,799,335
          43,400      Bilfinger & Berger                                                                  768,737
          33,300      Brau und Brunnen*                                                                   611,011
         106,000      Celanese AG                                                                       1,810,160
         131,000      Commerzbank AG                                                                    3,266,381

              See accompanying notes to the financial statements.              3

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      GERMANY - CONTINUED
         395,510      Continental AG                                                                    5,245,218
         137,300      DaimlerChrysler AG                                                                5,998,861
          54,930      DePfa Deutsche Pfandbriefbank AG                                                  4,156,309
         142,775      Deutsche Bank AG                                                                  9,856,415
          67,000      Deutsche Post AG                                                                    992,009
         477,600      Deutsche Telekom                                                                  7,375,075
         142,600      E. On AG                                                                          7,810,702
         182,441      FAG Kugelfischer                                                                  1,196,500
          74,000      Fraport AG Frankfurt Airport Services Worldwide*                                  2,258,521
          34,410      Koelnische Rueckversicherungs-Gesellschaft AG (New Shares)                        2,594,275
         104,150      Koelnische Rueckversicherungs-Gesellschaft AG (Registered)                        7,872,053
         212,050      K&S AG                                                                            3,794,528
         286,200      Lufthansa AG                                                                      4,523,474
          84,500      Metallgesellschaft                                                                  629,396
         159,460      RWE AG                                                                            6,706,346
         280,000      Stinnes AG                                                                        5,442,833
                                                                                              --------------------
                                                                                                      100,662,557
                                                                                              --------------------
                      HONG KONG - 6.6%
       7,460,882      Akai Holdings Ltd (b) (c)*                                                            9,565
       4,720,400      Amoy Properties Ltd                                                               5,083,638
         974,000      Beijing Enterprises Class H                                                       1,005,244
       1,711,000      China Mobile Ltd*                                                                 5,341,528
         293,000      Goldlion Holdings Ltd                                                                14,087
       1,251,484      Great Eagle Holdings Ltd                                                          1,548,350
       1,645,800      Hang Lung Development Co Ltd                                                      1,603,641
         510,000      Henderson Land Development Co Ltd                                                 2,327,752
       4,177,800      HKR International Ltd                                                             1,272,119
       2,714,587      Hong Kong Electric Holdings Ltd                                                  10,284,372
       5,819,641      Hong Kong Land Holdings                                                           9,486,015
       3,132,921      Hysan Development Co Ltd                                                          3,173,168
          89,259      Jardine Matheson Holdings Ltd                                                       535,554
       1,174,266      Liu Chong Hing Bank Ltd                                                           1,249,572
       6,433,413      New World Development Co Ltd*                                                     6,557,301
       2,331,000      New World Infrastructure                                                          1,225,301
      16,241,000      Pacific Century CyberWorks Ltd*                                                   3,477,329
       3,190,166      Regal Hotels International Ltd*                                                     118,612
       1,870,000      Shanghai Industrial Holdings                                                      2,912,959
       6,845,000      South China Morning Post Ltd                                                      3,949,140
         709,500      Swire Pacific Ltd Class A                                                         3,438,434
       3,433,500      Swire Pacific Ltd Class B                                                         2,289,059

4              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      HONG KONG - CONTINUED
       2,920,000      Wharf Holdings Ltd                                                                5,877,587
       5,626,000      Wheelock and Co Ltd                                                               4,832,714
                                                                                              --------------------
                                                                                                       77,613,041
                                                                                              --------------------
                      HUNGARY - 0.1%
          49,570      MOL Magyar Olaj es Gazipari Rt (New Shares)                                         731,464
                                                                                              --------------------

                      INDIA - 0.5%
         435,000      Gas Authority of India Ltd GDR 144A                                               3,425,625
          31,200      ICICI Ltd ADR                                                                       220,584
          75,705      Oil & Natural Gas Corp Ltd                                                          240,894
          44,500      State Bank of India Ltd GDR                                                         400,500
         130,327      Videsh Sanchar Nigam Ltd ADR                                                      1,484,425
                                                                                              --------------------
                                                                                                        5,772,028
                                                                                              --------------------
                      INDONESIA - 0.0%
         690,404      PT Daya Guna Samudera*                                                                8,959
          35,700      PT Indosat (Persero) Tbk Class B ADR                                                359,856
       2,982,000      PT Matahari Putra Prima Tbk                                                         185,061
         300,000      Timah Bank*                                                                          49,083
                                                                                              --------------------
                                                                                                          602,959
                                                                                              --------------------
                      IRELAND - 0.6%
         394,479      Allied Irish Banks Plc                                                            4,453,980
         339,570      Bank of Ireland                                                                   3,235,624
                                                                                              --------------------
                                                                                                        7,689,604
                                                                                              --------------------
                      ITALY - 4.6%
         223,371      Assicurazioni Generali SPA                                                        7,071,032
         598,466      Banca Intesa SPA                                                                  1,995,073
         140,039      Banca Nazionale Del Lavoro SPA*                                                     401,966
         247,438      Banca Toscana                                                                       921,517
         433,859      Banco Ambrosiano Veneto SPA (Savings Shares)                                        928,096
         106,354      Buzzi Unicem SPA                                                                    771,887
         168,447      Danieli and Co SPA (Savings Shares)                                                 342,740
         756,455      Enel SPA                                                                          5,022,890
         858,741      ENI-Ente Nazionale Idrocarburi SPA                                               11,388,546
          28,684      Ericsson SPA                                                                        730,846
          91,760      Fiat SPA                                                                          2,127,931
          78,316      Grouppo Editoriale L'Espresso                                                       265,346
          89,553      IFIL Finanziaria di Partecipazioni SPA                                              391,272
         131,669      Immsi SPA*                                                                           92,093
         678,160      Industriali Riunite SPA                                                             751,528
         179,580      Italcementi SPA                                                                     691,635
         617,961      Italgas SPA                                                                       6,404,717

              See accompanying notes to the financial statements.              5

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      ITALY - CONTINUED
         411,587      Olivetti and Co SPA                                                                 603,792
          58,000      Pagnossin SPA*                                                                      176,492
         182,631      RAS SPA                                                                           2,471,804
          79,267      Rinascente per l'Esercizio di Grandi Magazzini SPA                                  335,530
          56,172      San Paolo IMI SPA                                                                   703,619
          45,967      Seat Pagine Gialle SPA*                                                              35,783
         338,086      Telecom Italia Mobile SPA (Savings Shares)                                        1,182,337
         329,252      Telecom Italia SPA                                                                2,724,583
         524,902      Telecom Italia SPA (Savings Shares)                                               2,479,333
         723,432      UniCredito Italiano SPA                                                           3,114,794
                                                                                              --------------------
                                                                                                       54,127,182
                                                                                              --------------------
                      JAPAN - 14.0%
          13,900      Acom Co Ltd                                                                       1,241,603
         104,530      Arisawa Manufacturing                                                             1,870,921
         671,000      Asahi Bank                                                                        1,263,006
         108,000      Bandai Co                                                                         3,067,434
         155,000      Canon Inc                                                                         4,662,829
         365,800      Chubu Electric Power Co Inc                                                       7,162,002
         198,000      Chugai Pharmaceutical Co Ltd                                                      3,189,496
         132,900      Chugoku Electric Power Co Inc                                                     2,206,717
         100,776      Circle K Japan Co Ltd                                                             3,090,899
         181,000      Daiichi Pharmaceuticals Co Ltd                                                    4,228,226
         226,000      Daikin Industries Ltd                                                             3,631,041
         427,000      Daimaru Inc                                                                       1,826,335
         228,000      Daiwa Securities Co Ltd                                                           1,927,381
             446      East Japan Railway Co                                                             2,630,915
         190,000      Fuji Heavy Industries Ltd                                                         1,270,871
         149,000      Fuji Photo Film Co Ltd                                                            5,534,053
          79,000      Hitachi Credit Corp                                                               1,633,041
         405,000      Honda Motor Co Ltd                                                               14,599,807
         133,000      Hosiden Corp                                                                      2,313,432
         110,000      INAX Corp                                                                           720,054
          82,000      Japan Airport Terminal Co Ltd                                                       793,782
       1,060,000      Japan Energy Co Ltd                                                               2,066,468
         322,000      Kao Corp                                                                          8,171,421
         122,300      Kirin Beverage Corp                                                               2,183,837
         548,000      Konica Corp                                                                       3,251,023
          40,000      Kose Corp                                                                         1,462,123
         404,000      Minebea Co Ltd                                                                    2,264,342
         427,000      Mitsubishi Corp                                                                   3,552,204
         387,000      Mitsubishi Rayon Co Ltd                                                           1,147,943

6              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      JAPAN - CONTINUED
         104,000      Mitsui Fudosan Co Ltd                                                             1,166,674
         425,000      Mitsui Petrochemical Industries Ltd                                               1,335,658
         534,000      Mitsui & Co                                                                       3,675,022
          44,300      Nintendo Co Ltd                                                                   7,054,199
         165,000      Nippon Meat Packers Inc                                                           2,076,972
         513,000      Nippon Oil Co Ltd                                                                 3,064,938
         100,100      Nissin Food Products                                                              2,144,910
         410,000      NSK Ltd                                                                           1,471,115
         159,000      Pioneer Electronics Corp                                                          3,159,825
         235,000      Ricoh Company Ltd                                                                 3,825,007
          39,000      Rinnai Corp                                                                         848,788
         145,000      Sekisui House Ltd                                                                 1,237,931
          72,000      Shimachu Co                                                                       1,149,532
          68,000      Showa Corp                                                                          491,408
         525,000      Sumitomo Chemical Co Ltd                                                          2,254,317
         360,000      Sumitomo Trust & Banking                                                          2,293,013
         184,000      Takeda Chemical Industries Ltd                                                    7,560,691
         291,000      Tanabe Seiyaku Co Ltd                                                             3,129,953
          86,000      Terumo Corp                                                                       1,452,544
         498,000      The Bank of Fukuoka Ltd                                                           2,146,750
          74,000      Toda Corp                                                                           274,846
         559,000      Tokyo Gas Co                                                                      1,878,913
         466,000      Tokyu Corp                                                                        2,721,482
         139,000      Toppan Printing Co Ltd                                                            1,318,692
         112,000      Tsubaki Nakashima Co Ltd                                                            961,842
          74,000      Ushio Inc                                                                         1,009,218
             750      West Japan Railway Co                                                             4,102,769
         210,000      Yamaha Corp                                                                       2,129,911
         256,000      Yamanouchi Pharmaceutical Co Ltd                                                  6,098,567
         119,000      Yamato Kogyo Co                                                                     534,978
                                                                                              --------------------
                                                                                                      165,533,671
                                                                                              --------------------
                      KOREA - 2.1%
             509      Daehan Flour Mill                                                                    13,547
          16,890      Dongwon Securities Co*                                                               71,394
          19,865      Hansol Paper Manufacturing Ltd                                                       49,837
         129,200      Korea Electric Power Corp                                                         2,290,708
         658,000      Korea Telecommunications ADR                                                     13,679,820
          90,440      LG Electronics Co                                                                   913,249
          43,790      Pacific Chemical Corp                                                             2,810,787
         327,000      Samsung Corp                                                                      1,643,319

              See accompanying notes to the financial statements.              7

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      KOREA - CONTINUED
         109,340      Samsung Fire & Marine Insurance                                                   3,218,148
          14,880      Sindoricom Co Ltd                                                                   447,274
                                                                                              --------------------
                                                                                                       25,138,083
                                                                                              --------------------
                      MEXICO - 0.5%
       1,600,000      Controladora Comercial Mexicana SA de CV                                          1,416,083
         240,800      Grupo Aeroportuario del Sureste SA ADR*                                           3,973,200
                                                                                              --------------------
                                                                                                        5,389,283
                                                                                              --------------------
                      NETHERLANDS - 4.9%
         143,912      ABN Amro Holdings NV                                                              2,648,437
         106,012      Aegon NV                                                                          3,196,064
          94,402      Akzo Nobel NV                                                                     4,176,028
         166,952      Elsevier NV                                                                       2,091,265
          96,950      Fortis (NL) NV                                                                    2,725,597
          14,069      Fugro NV                                                                            894,570
         129,174      Hal Trust (Participating Units)                                                   2,710,443
         221,824      ING Groep NV                                                                      7,003,926
          46,524      Kon Bolswessanen                                                                    450,070
         132,508      Koninklijke Ahold NV                                                              3,955,149
          60,760      Koninklijke BAM NBM NV                                                            1,070,712
         107,832      Koninklijke Philips Electronics NV                                                2,907,132
          92,391      Koninklijke Philips Electronics NV ADR                                            2,473,307
          87,527      Koninklijke Volker Wessels                                                        1,816,693
         168,820      Laurus NV*                                                                          559,719
           1,436      Moeara Enim Petroleum                                                             2,413,123
         114,366      Royal Dutch Petroleum                                                             6,485,500
          74,461      Royal KPN NV*                                                                       211,026
          64,742      TNT Post Group NV                                                                 1,379,057
          53,563      Unilever NV                                                                       3,271,978
          37,291      Van Ommeren Vopak                                                                   685,934
         210,874      Vendex NV                                                                         2,231,527
          22,640      VNU NV                                                                              743,426
         104,400      Wegener Arcade NV                                                                   900,902
          30,127      Wereldhave NV                                                                     1,427,130
                                                                                              --------------------
                                                                                                       58,428,715
                                                                                              --------------------
                      NEW ZEALAND - 1.1%
       1,898,386      Air New Zealand Class B                                                             954,034
       3,528,277      Carter Holt Harvey Ltd                                                            2,574,901
       1,490,474      Fletcher Building Ltd                                                             1,758,610
       3,441,647      Telecom Corp of New Zealand                                                       7,595,199
       7,329,937      Trans Tasman Properties Ltd*                                                        608,605
                                                                                              --------------------
                                                                                                       13,491,349
                                                                                              --------------------

8              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      NORWAY - 2.1%
         244,720      DET Sondenfjeld-Norske*                                                             786,601
         447,000      Norske Skogindustrier AS Class A                                                  7,688,078
         890,650      Petroleum Geo-Services*                                                           8,638,652
         217,080      Prosafe ASA*                                                                      2,888,965
         180,330      Smedvig A/S Class A                                                               1,474,506
          89,080      Smedvig A/S Class B                                                                 612,845
         472,200      Statoil ASA*                                                                      3,301,856
                                                                                              --------------------
                                                                                                       25,391,503
                                                                                              --------------------
                      PORTUGAL - 0.2%
         193,420      Electricidade de Portugal SA                                                        500,725
         236,303      Portugal Telecom SA*                                                              1,506,814
                                                                                              --------------------
                                                                                                        2,007,539
                                                                                              --------------------
                      SINGAPORE - 1.2%
       2,978,000      Allgreen Properties Ltd                                                           1,761,321
       2,526,808      Brierley Investments Ltd New Zealand*                                               660,177
       3,079,546      Dairy Farm International Holdings Ltd*                                            2,094,091
       2,083,863      Jardine Strategic Holdings Ltd                                                    5,793,139
         801,000      Singapore Land Ltd                                                                1,462,636
       5,698,000      SMRT Corp Ltd                                                                     2,650,233
                                                                                              --------------------
                                                                                                       14,421,597
                                                                                              --------------------
                      SOUTH AFRICA - 1.4%
         273,500      Allied Technologies Ltd                                                             778,735
         115,400      AngloGold Ltd                                                                     4,066,152
          85,000      AngloGold Ltd ADR                                                                 1,517,250
       1,348,606      Goldfields Ltd                                                                    5,791,820
         288,000      Harmony Gold Mining Co Ltd                                                        1,366,702
          95,229      Liberty International Plc                                                           730,681
         186,553      Liberty Life Association of Africa Ltd                                            1,257,106
       1,065,539      Sun International Ltd*                                                              237,656
         125,700      Trencor Ltd*                                                                        111,845
         303,500      Western Areas Gold Mining Co Ltd*                                                   792,141
                                                                                              --------------------
                                                                                                       16,650,088
                                                                                              --------------------
                      SPAIN - 2.6%
          13,650      Actividades de Construccion y Servicios SA                                          374,201
         140,000      Amadeus Global Travel Distribution                                                1,073,306
         208,452      Banco Bilbao Vizcaya SA                                                           2,688,733
          55,390      Banco Popular Espanol                                                             2,030,653
         310,492      Banco Santander Central Hispano                                                   2,828,815
         254,868      Endesa                                                                            4,225,046
          85,950      FENOSA SA                                                                         1,604,394
          31,760      Gas Natural SDG SA                                                                  599,198

              See accompanying notes to the financial statements.              9

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      SPAIN - CONTINUED
         261,643      Iberdrola SA                                                                      3,583,964
          15,900      Inditex SA*                                                                         278,023
          49,510      Red Electrica de Espana                                                             466,364
         268,610      Repsol SA                                                                         4,526,050
         131,280      Tabacalera SA Class A                                                             2,104,731
         366,794      Telefonica de Espana SA*                                                          4,258,006
         114,545      Transportes Azkar SA                                                                615,958
                                                                                              --------------------
                                                                                                       31,257,442
                                                                                              --------------------
                      SWEDEN - 1.2%
         434,540      Autoliv Inc SDR                                                                   8,608,129
         357,126      Getinge Industrier AB Class B                                                     5,673,332
                                                                                              --------------------
                                                                                                       14,281,461
                                                                                              --------------------
                      SWITZERLAND - 3.6%
          53,300      ABB Ltd                                                                             552,464
           2,358      Banque Cantonale Vaudoise (Bearer)                                                  630,100
           2,186      Belimo Automation AG                                                                713,801
             399      Bobst SA (Bearer)                                                                   567,763
         119,928      Credit Suisse Group*                                                              5,098,045
           1,905      Fischer (George) AG (Registered)                                                    432,008
           4,637      Forbo Holdings AG (Registered)                                                    1,722,501
           7,190      Geberit International AG                                                          1,753,291
          20,400      Hero AG                                                                           2,823,403
           4,485      Holcim Ltd                                                                          927,069
           3,706      Jelmoli (Registered)                                                                901,492
           6,835      Kraftwerk Laufenberg (Bearer)                                                     1,433,300
           2,249      Merkur Holding AG (Registered)                                                      408,284
          21,810      Nestle SA                                                                         4,599,682
         117,040      Novartis AG                                                                       4,267,029
             504      Schweizerische National-Versicherungs-Gesellschaft                                  292,909
           4,520      Societe Generale de Surveillance Holding SA (Registered)                            739,319
           1,554      Sulzer Gebrueder AG (Registered)                                                    297,942
           5,476      Sulzer Medica AG                                                                    410,114
          16,790      Swatch Group AG*                                                                  1,358,048
          34,260      Swiss Reinsurance Co                                                              3,407,423
          13,540      Swisscom AG                                                                       3,885,839
           3,030      Unique Zurich Airport                                                               326,773
          39,750      Zellweger Luwa AG*                                                                2,024,355
           8,771      Zurich Financial Services AG                                                      2,477,773
                                                                                              --------------------
                                                                                                       42,050,727
                                                                                              --------------------

10              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      TAIWAN - 0.1%
         242,000      Compal Electronics GDR 144A*                                                      1,137,400
         646,070      Standard Foods Taiwan Ltd                                                           163,716
                                                                                              --------------------
                                                                                                        1,301,116
                                                                                              --------------------
                      THAILAND - 0.3%
         428,900      First Bangkok City (Foreign Registered) (b)*                                             97
       1,291,800      Jasmine International Public Co (Foreign Registered)*                               155,303
         821,000      PTT Exploration & Production Pcl (Foreign Registered)                             2,178,904
          81,000      Siam Cement Pcl (Foreign Registered)*                                             1,102,416
         487,700      Thai Telephone & Telecommunications (Foreign Registered)*                            55,314
         214,800      Total Access Communication (Foreign Registered)*                                    369,456
                                                                                              --------------------
                                                                                                        3,861,490
                                                                                              --------------------
                      UNITED KINGDOM - 16.5%
         211,340      Abbey National Plc                                                                3,433,227
         100,000      Alliance & Leicester Plc                                                          1,156,009
         503,391      Allied Domecq Plc                                                                 2,957,081
         170,827      AWG Plc*                                                                          1,439,579
         452,528      BAA                                                                               4,210,609
         129,000      Bank of Scotland                                                                  1,597,903
         151,637      Barclays Plc                                                                      4,596,785
         208,610      Bass Plc                                                                          2,230,003
         105,843      Berkley Group                                                                     1,132,977
         968,046      BG Group Plc                                                                      4,015,733
         416,110      Billiton Plc                                                                      1,967,562
         140,590      Boots Co                                                                          1,407,039
         933,888      BP Amoco Plc                                                                      7,917,391
         235,133      BPB Industries Plc                                                                  866,264
         732,310      British Aerospace                                                                 3,505,191
         104,859      British Airways Plc                                                                 465,404
         265,780      British Energy Plc                                                                1,233,602
         501,600      British Energy Plc (Deferred Shares) (b)*                                                 -
       1,390,101      British Telecom Plc                                                               8,508,668
       1,081,478      BTR Siebe Plc                                                                     1,427,453
         209,017      Cable & Wireless                                                                  1,006,520
       1,002,264      Centrica Plc                                                                      3,285,438
         507,622      Chubb Plc                                                                         1,251,677
         374,206      Commercial Union Plc                                                              5,530,797
         107,884      Compass Group Plc                                                                   821,522
         383,052      Cookson Group                                                                       741,723
         683,400      Corus Group Plc*                                                                    634,392
         536,383      Diageo Plc                                                                        5,407,077
         213,222      Dixons Group Plc (New Shares)                                                       685,028

              See accompanying notes to the financial statements.             11

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      UNITED KINGDOM - CONTINUED
         382,808      Enterprise Oil                                                                    3,275,939
         327,440      FKI Plc                                                                             831,137
         409,400      Gallaher Group Plc                                                                2,814,679
         188,629      GlaxoSmithKline Plc                                                               5,001,352
         207,280      Granada Compass Plc                                                                 447,967
         256,721      Great Portland Estates Plc                                                        1,027,716
         492,489      Great Universal Stores Plc                                                        4,310,986
         357,458      Hanson Plc                                                                        2,768,656
         271,967      HSBC Holdings Plc                                                                 3,163,686
          79,296      Imperial Chemical Industries Plc                                                    494,564
         436,246      Imperial Tobacco Group Plc                                                        5,372,073
         384,950      Innogy Holdings Plc                                                               1,289,790
          74,470      Johnson Matthey                                                                   1,080,150
         508,112      Kidde Plc                                                                           587,750
         242,500      Kingfisher Plc                                                                    1,313,727
         490,060      Ladbroke Group                                                                    1,730,816
       1,330,486      Lattice Group Plc                                                                 2,952,599
         642,780      Legal & General Group Plc                                                         1,566,298
         542,220      Lloyds TSB Group Plc                                                              5,587,820
          42,850      Lonrho Plc                                                                          556,258
         179,570      Marconi Plc                                                                         138,042
         362,050      Marks & Spencer                                                                   1,420,491
          65,390      Morgan Crucible                                                                     247,545
         583,940      National Power*                                                                   2,346,123
          47,080      Northern Rock Plc                                                                   413,137
         166,817      Peninsular & Oriental Steam Navigation Co                                           561,347
         270,000      PHS Group Plc*                                                                      348,543
         417,433      Powergen Plc                                                                      4,510,719
         125,780      Prudential Corp                                                                   1,585,383
         166,817      P&O Princess Cruises Plc                                                            895,251
         108,520      Railtrack Group Plc                                                                 506,837
         338,240      Rank Group Plc                                                                    1,119,795
         165,390      Reed International Plc                                                            1,456,132
         656,620      Rentokil Initial Plc                                                              2,366,700
         150,369      Reuters Holdings Plc                                                              1,694,658
         112,341      RMC Group                                                                         1,116,173
         492,400      Rolls-Royce                                                                       1,556,959
         104,220      Royal Bank of Scotland Group                                                      2,600,053
         385,761      Royal & Sun Alliance Insurance Group                                              2,680,135
         400,000      Safeway Plc                                                                       2,039,333
         160,170      Sainsbury (J)                                                                       879,907

12              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES          DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      UNITED KINGDOM - CONTINUED
         278,360      Scottish Hydro-Electric Plc                                                       2,680,882
         364,400      Scottish Power Plc                                                                2,589,866
         556,421      Scottish & Newcastle Plc                                                          4,204,787
         374,263      Severn Trent Plc                                                                  4,098,516
         972,550      Shell Transport & Trading (Registered)                                            8,012,408
         366,260      Smith (David S.) Holdings Plc                                                       839,362
         108,404      Smiths Group PLC                                                                  1,176,115
         205,000      SSL International Plc                                                             1,702,284
       1,034,610      Stagecoach Holdings Plc                                                           1,275,553
         124,134      Standard Chartered Plc                                                            1,507,020
         226,228      TI Automotive Ltd*                                                                        -
         359,946      Tomkins Plc                                                                         950,192
         176,147      Trinity Mirror Plc                                                                1,015,582
         510,132      Unilever Plc                                                                      4,350,735
          54,128      United Business Media PLC                                                           430,235
          76,300      United Business Media PLC Class B*                                                  270,587
         309,784      United Utilities                                                                  2,830,755
         271,030      Viglen Technology Plc (Entitlement Letters) (b)*                                          -
         170,480      Viridian Group Plc                                                                1,587,491
       1,486,340      Vodafone Group Plc                                                                2,964,310
         130,254      Whitbread Plc                                                                     1,152,454
         204,376      Wolseley                                                                          1,522,205
         266,750      Woolworths Group Plc*                                                               124,778
                                                                                              --------------------
                                                                                                      195,375,997
                                                                                              --------------------

                      TOTAL COMMON STOCKS (Cost $1,106,613,958)                                     1,072,496,994
                                                                                              --------------------

                      PREFERRED STOCKS - 2.1%
                      BRAZIL - 0.1%
      88,610,000      Gerdau SA                                                                           573,134
          74,900      Tele Norte Leste Participacoes ADR                                                  816,410
                                                                                              --------------------
                                                                                                        1,389,544
                                                                                              --------------------

                      GERMANY - 1.7%
         257,800      Bayerische Motoren Werke AG 3.05%                                                 5,554,575
          55,000      Rheinmetall AG 2.53%                                                                894,271
         177,244      Rheinmetall AG 9.02%                                                              1,497,296
          51,500      Villeroy & Boch AG (Non Voting) 5.64%                                               474,817
         386,499      Volkswagen AG 3.69%                                                              11,129,121
                                                                                              --------------------
                                                                                                       19,550,080
                                                                                              --------------------

              See accompanying notes to the financial statements.             13

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES/
    PAR VALUE         DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      ITALY - 0.2%
          84,403      Fiat SPA 3.58%                                                                    1,295,680
          36,031      IFI Istituto Finanziario Industries 3.05%                                         1,155,325
          64,238      Societa Assicuratrice Industriale SPA (SAI) 3.98%                                   467,388
                                                                                              --------------------
                                                                                                        2,918,393
                                                                                              --------------------
                      KOREA - 0.0%
          27,310      Dongwon Securities Co 10.67%                                                         59,858
          15,020      Dongwon Securities Co Class 2 5.40%                                                  34,684
                                                                                              --------------------
                                                                                                           94,542
                                                                                              --------------------
                      THAILAND - 0.1%
       1,443,380      Siam Commercial Bank Ltd*                                                           663,002
                                                                                              --------------------


                      TOTAL PREFERRED STOCKS (Cost $27,162,957)                                        24,615,561
                                                                                              --------------------

                      INVESTMENT FUNDS - 1.3%
                      INDIA - 1.3%
       1,771,393      GMO Mauritius Fund - Foreign Cell (d)*                                           15,446,547
                                                                                              --------------------

                      KOREA - 0.0%
          38,500      Korea Investment Fund*                                                              231,000
                                                                                              --------------------


                      TOTAL INVESTMENT FUNDS (Cost $18,627,839)                                        15,677,547
                                                                                              --------------------

                      CONVERTIBLE SECURITIES - 0.3%
                      JAPAN - 0.3%
JPY  156,000,000      Fuji International Finance, 0.25%, due 2/01/02                                      870,155
JPY  408,000,000      Internet Initiative Japan Inc, 144A, 1.75%, due 03/31/05                          2,639,889
                                                                                              --------------------
                                                                                                        3,510,044
                                                                                              --------------------

                      TOTAL CONVERTIBLE SECURITIES (Cost $4,711,639)                                    3,510,044
                                                                                              --------------------

                      DEBT OBLIGATIONS - 0.0%
                      UNITED KINGDOM - 0.0%
GBP      102,000      BG Transco Holdings Plc Index Linked, 4.186%, due 12/14/22                          158,938
GBP      102,000      BG Transco Holdings Plc, 7.00%, due 12/16/24                                        158,509
GBP      102,000      BG Transco Holdings Plc, 6.31%, Variable Rate, due 12/14/09                         147,182
GBP       35,888      British Aerospace Plc, 7.45%, due 11/30/03                                           36,958
                                                                                              --------------------
                                                                                                          501,587
                                                                                              --------------------

                      TOTAL DEBT OBLIGATIONS (Cost $422,141)                                              501,587
                                                                                              --------------------

14              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES/
   PAR VALUE         DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------------
                      RIGHTS & WARRANTS - 0.0%
                      FRANCE - 0.0%
          85,957      Cap Gemini SA Warrants, Expires 3/31/03*                                             28,108
                                                                                              --------------------

                      ITALY - 0.0%
          68,334      Banca Intesa SPA Warrants, Expires 11/15/02*                                        145,247
                                                                                              --------------------


                      TOTAL RIGHTS & WARRANTS (Cost $244,509)                                             173,355
                                                                                              --------------------

                      SHORT-TERM INVESTMENTS - 5.1%
                      CASH EQUIVALENTS - 5.1%
USD   30,900,000      Bank of Scotland Time Deposit, 3.63%, due 9/04/01                                30,900,000
      29,650,703      The Boston Global Investment Trust (a)                                           29,650,703
                                                                                              --------------------
                                                                                                       60,550,703
                                                                                              --------------------

                      TOTAL SHORT-TERM INVESTMENTS (Cost $60,550,703)                                  60,550,703
                                                                                              --------------------

                      TOTAL INVESTMENTS - 99.4%
                         (Cost $1,218,333,746)                                                      1,177,525,791

                      Other Assets and Liabilities (net) - 0.6%                                         6,841,792
                                                                                              --------------------

                      TOTAL NET ASSETS - 100.0%                                           $         1,184,367,583
                                                                                              ====================

                      NOTES TO THE SCHEDULE OF INVESTMENTS

                      ADR   American Depositary Receipt
                      GDR   Global Depository Receipt
                      SDR   Swedish Depository Receipt

                      GBP   British Pound
                      JPY   Japanese Yen
                      USD   United States Dollar

                      (a) Represents investment of security lending collateral (Note 1).

                      (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

                      (c)  Bankrupt issuer.


              See accompanying notes to the financial statements.             15

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
Notes to the Schedule of Investments - continued


                      (d) Foreign Fund's investment in GMO Mauritius Fund - Foreign Cell is comprised of the following underlying assets:

    SHARES/
 PAR VALUE ($)                          SECURITY DESCRIPTION                                       VALUE ($)
    400,000                                  Aptech Ltd                                             456,282
   1,900,000                    Bank of Scotland, 3.63%, due 9/04/01                               1,900,000
    248,950                         Bharat Heavy Electricals Ltd                                    811,782
    694,439                         Bharat Petroleum Corporation                                   2,564,355
    254,000                        Container Corporation of India                                   735,802
    789,659                               Corporation Bank                                         2,237,255
     70,069                              Grasim Industries                                          400,458
     69,700                                  Hero Honda                                             271,581
     43,479                           Hindalco Industries Ltd                                       615,968
    629,097                                  ICICI Ltd                                              712,941
    150,000                                Indian Hotels                                            560,590
    162,771                            Indo Gulf Corporation                                        117,449
    100,000                           Maars Software Intl Ltd                                       28,226
    140,100                                   NIIT Ltd                                              483,155
    186,000                             State Bank of India                                         778,816
    425,400                             Videsh Sanchar Nigam                                       2,562,150
                                                                                              --------------------
                                                                                                  15,236,810
                                    Other Assets and Liabilities                                    209,737
                                                                                              --------------------
                                                                                                  15,446,547

                      144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       *          Non-income producing security.


16              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                            At August 31, 2001, industry sector diversification of the Fund's equity investments was as follows:

                            INDUSTRY SECTOR

                            Financials                                21.8%
                            Consumer Discretionary                    15.5
                            Industrials                               12.6
                            Utilities                                 10.6
                            Energy                                     8.7
                            Materials                                  8.7
                            Consumer Staples                           8.2
                            Telecommunication Services                 6.6
                            Health Care                                4.2
                            Information Technology                     1.7
                            Miscellaneous                              1.4
                                                              -------------
                                                                     100.0%
                                                              =============

              See accompanying notes to the financial statements.             17

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
     Investments, at value, including securities on loan of $27,604,936
         (cost $1,218,333,746) (Note 1)                                                   $           1,177,525,791
     Foreign currency, at value (cost $32,547,756) (Note 1)                                              34,122,543
     Cash                                                                                                    28,403
     Receivable for investments sold                                                                        724,438
     Receivable for Fund shares sold                                                                            300
     Dividends and interest receivable                                                                    2,280,552
     Foreign withholding taxes receivable                                                                   865,403
     Receivable for expenses waived or borne by Manager (Note 2)                                             88,660
                                                                                           -------------------------
         Total assets                                                                                 1,215,636,090
                                                                                           -------------------------
LIABILITIES:
     Payable upon return of securities loaned (Note 1)                                                   29,650,703
     Payable for investments purchased                                                                      700,364
     Payable to affiliate for (Note 2):
         Management fee                                                                                     612,880
         Shareholder service fee                                                                            150,071
     Accrued expenses                                                                                       154,489
                                                                                           -------------------------
         Total liabilities                                                                               31,268,507
                                                                                           -------------------------
NET ASSETS                                                                                $           1,184,367,583
                                                                                           =========================

NET ASSETS CONSIST OF:
     Paid-in capital                                                                      $           1,223,824,986
     Accumulated undistributed net investment income                                                     11,321,075
     Distributions in excess of net realized gains                                                      (11,560,101)
     Net unrealized depreciation                                                                        (39,218,377)
                                                                                           -------------------------
                                                                                          $           1,184,367,583
                                                                                           =========================

NET ASSETS ATTRIBUTABLE TO:
     Class II Shares                                                                      $              64,816,483
                                                                                           =========================
     Class III Shares                                                                     $             984,365,254
                                                                                           =========================
     Class IV Shares                                                                      $             135,185,846
                                                                                           =========================

SHARES OUTSTANDING:
     Class II                                                                                             6,260,663
                                                                                           =========================
     Class III                                                                                           94,934,282
                                                                                           =========================
     Class IV                                                                                            13,033,609
                                                                                           =========================

NET ASSET VALUE PER SHARE:
     Class II                                                                             $                   10.35
                                                                                           =========================
     Class III                                                                            $                   10.37
                                                                                           =========================
     Class IV                                                                             $                   10.37
                                                                                           =========================

18              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends (net of foreign tax expense of $2,025,251)                                        $           19,209,503
     Interest (including security lending income of $961,313)                                                 2,536,058
                                                                                                  ----------------------
         Total income                                                                                        21,745,561
                                                                                                  ----------------------

EXPENSES:
     Management fee (Note 2)                                                                                  3,626,271
     Custodian fees                                                                                             420,992
     Legal fees                                                                                                  28,428
     Audit fees                                                                                                  26,680
     Transfer agent fees                                                                                         25,116
     Trustees fees (Note 2)                                                                                       8,096
     Registration fees                                                                                            2,116
     Miscellaneous                                                                                               16,938
     Fees waived or borne by Manager (Note 2)                                                                  (518,390)
                                                                                                  ----------------------
                                                                                                              3,636,247
     Shareholder service fee (Note 2)
         Class II                                                                                                68,441
         Class III                                                                                              755,111
         Class IV                                                                                                62,876
                                                                                                  ----------------------
         Net expenses                                                                                         4,522,675
                                                                                                  ----------------------

             Net investment income                                                                           17,222,886
                                                                                                  ----------------------

REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
             Investments                                                                                    (10,024,303)
             Foreign currency, forward contracts and foreign currency
                related transactions                                                                           (334,972)
                                                                                                  ----------------------
                Net realized loss                                                                           (10,359,275)
                                                                                                  ----------------------
         Change in net unrealized appreciation (depreciation) on:
             Investments (Note 1)                                                                           (81,653,416)
             Foreign currency, forward contracts and foreign currency
                related transactions                                                                           (390,331)
                                                                                                  ----------------------
                Net unrealized loss                                                                         (82,043,747)
                                                                                                  ----------------------
         Net realized and unrealized loss                                                                   (92,403,022)
                                                                                                  ----------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $          (75,180,136)
                                                                                                  ======================

              See accompanying notes to the financial statements.             19

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                                    AUGUST 31, 2001               YEAR ENDED
                                                                                      (UNAUDITED)              FEBRUARY 28, 2001
                                                                                --------------------         --------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
       Net investment income                                                   $       17,222,886           $      20,694,064
       Net realized gain (loss)                                                       (10,359,275)                123,305,856
       Change in net unrealized appreciation (depreciation)                           (82,043,747)               (164,573,333)
                                                                                --------------------         --------------------
       Net decrease in net assets resulting from operations                           (75,180,136)                (20,573,413)
                                                                                --------------------         --------------------

Distributions to shareholders from:
       Net investment income
          Class II                                                                       (259,094)                 (1,393,077)
          Class III                                                                    (4,232,078)                (23,220,397)
          Class IV                                                                       (617,672)                 (3,389,003)
                                                                                --------------------         --------------------
          Total distributions from net investment income                               (5,108,844)                (28,002,477)
                                                                                --------------------         --------------------

Distributions to shareholders from:
       Net realized gains
          Class II                                                                       (667,887)                 (7,119,223)
          Class III                                                                   (10,672,198)               (114,864,146)
          Class IV                                                                     (1,492,707)                (16,365,782)
                                                                                --------------------         --------------------
          Total distributions from net realized gains                                 (12,832,792)               (138,349,151)
                                                                                --------------------         --------------------

Net share transactions:  (Note 4)
          Class II                                                                      8,015,401                  10,966,210
          Class III                                                                    42,101,733                 152,314,121
          Class IV                                                                      1,725,604                  25,339,336
                                                                                --------------------         --------------------
       Increase in net assets resulting from net share transactions                    51,842,738                 188,619,667
                                                                                --------------------         --------------------

       Total increase (decrease) in net assets                                        (41,279,034)                  1,694,626

NET ASSETS:

       Beginning of period                                                          1,225,646,617               1,223,951,991
                                                                                --------------------         --------------------


       End of period (including accumulated undistributed net investment income of $11,321,075 and distributions in excess of net investment
          income of $792,967, respectively)                                    $    1,184,367,583           $   1,225,646,617
                                                                                ====================         ====================

20              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                         SIX MONTHS ENDED                 YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001   ---------------------------------------------------------
                                            (UNAUDITED)      2001         2000         1999        1998        1997 *
                                            -----------     -------      -------      -------     ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 11.21     $ 13.14      $ 11.79      $ 12.09     $ 10.65     $ 10.02
                                                -------     -------      -------      -------     -------     -------
Income from investment operations:
  Net investment income                           0.15  (c)   0.20  (c)    0.17  (c)    0.20  (c)   0.18  (c)   0.06
  Net realized and unrealized gain (loss)        (0.84)      (0.41)        2.89        (0.14)       1.48        0.65
                                                -------     -------      -------      -------     -------     -------
         Total from investment operations        (0.69)      (0.21)        3.06         0.06        1.66        0.71
                                                -------     -------      -------      -------     -------     -------
Less distributions to shareholders from:
     Net investment income                       (0.05)      (0.29)       (0.21)       (0.25)      (0.22)      (0.08)
     Net realized gains                          (0.12)      (1.43)       (1.50)       (0.11)      (0.00) (d)      -
                                                -------     -------      -------      -------     -------     -------
         Total distributions                     (0.17)      (1.72)       (1.71)       (0.36)      (0.22)      (0.08)
                                                -------     -------      -------      -------     -------     -------

NET ASSET VALUE, END OF PERIOD                 $ 10.35     $ 11.21      $ 13.14      $ 11.79     $ 12.09     $ 10.65
                                                =======     ========     ========     =======     =======     =======

TOTAL RETURN (a)                                 (6.25%)***  (1.84%)      25.63%        0.36%      15.94%       7.08% ***

RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)         $64,816     $61,681      $60,278      $33,780     $53,949     $21,957
     Net expenses to average
         daily net assets                        0.82% **    0.82%        0.82%        0.82%       0.82%       0.84% **(b)
     Net investment income to average
         daily net assets                        2.76% **    1.63%        1.28%        1.64%       1.60%       0.83% **
     Portfolio turnover rate                       11%         38%          35%          27%         19%         13%
     Fees and expenses voluntarily waived
         or borne by the Manager consisted
         of the following per share amounts:   $  0.01     $  0.01      $  0.01      $  0.03     $  0.03     $  0.02

* Period from September 30, 1996 (commencement of operations) to February 28, 1997.
**       Annualized.
***      Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(c)      Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             21

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                               YEAR ENDED FEBRUARY 28/29,
                                           AUGUST 31, 2001   ----------------------------------------------------------------
                                             (UNAUDITED)       2001          2000             1999         1998        1997 *
                                             -----------     ----------    ----------     -----------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD           $  11.22     $    13.16    $    11.81     $     12.10    $  10.66    $  10.00
                                                --------     ----------    ----------     -----------    --------    --------
Income from investment operations:
  Net investment income                            0.15 (c)       0.21 (c)      0.20 (c)        0.20 (c)    0.21 (c)    0.08
  Net realized and unrealized gain (loss)         (0.83)         (0.43)         2.86           (0.12)       1.45        0.66
                                                --------     ----------    ----------     -----------    --------    --------
         Total from investment operations         (0.68)         (0.22)         3.06            0.08        1.66        0.74
                                                --------     ----------    ----------     -----------    --------    --------
Less distributions to shareholders from:
     Net investment income                        (0.05)         (0.29)        (0.21)          (0.26)      (0.22)      (0.08)
     Net realized gains                           (0.12)         (1.43)        (1.50)          (0.11)      (0.00) (d)      -
                                                --------     ----------    ----------     -----------    --------    --------
         Total distributions                      (0.17)         (1.72)        (1.71)          (0.37)      (0.22)      (0.08)
                                                --------     ----------    ----------     -----------    --------    --------

NET ASSET VALUE, END OF PERIOD                 $  10.37     $    11.22    $    13.16     $     11.81    $  12.10    $  10.66
                                                ========     ==========    ==========     ===========    ========    ========

TOTAL RETURN (a)                                 (6.14%) ***    (1.85%)       25.65%           0.48%      15.95%       7.37% ***


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)         $984,365     $1,019,541    $1,022,498     $   927,108    $847,427    $671,829
     Net expenses to average
         daily net assets                         0.75% **       0.75%         0.75%           0.75%       0.75%       0.76% **(b)
     Net investment income to average
         daily net assets                         2.85% **       1.71%         1.48%           1.60%       1.80%       1.24% **
     Portfolio turnover rate                        11%            38%           35%             27%         19%         13%
     Fees and expenses voluntarily waived
         or borne by the Manager consisted
         of the following per share amounts:   $   0.01     $     0.01    $     0.01     $      0.03    $   0.03    $   0.02

*        Period from June 28, 1996 (commencement of operations) to February
         28, 1997.
**       Annualized.
***      Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.
(c)      Computed using average shares outstanding throughout the period.
(d)      The per share realized gain distribution was $0.004.


22              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                             SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                             AUGUST 31, 2001     ----------------------------------------------
                                               (UNAUDITED)        2001        2000         1999         1998 *
                                               -----------      --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.22     $  13.16     $  11.81     $  12.11     $  10.90
                                                   --------     --------     --------     --------     --------

Income from investment operations:
  Net investment income                               0.16  (d)    0.22  (d)    0.21  (d)    0.22  (d)       - (b)
  Net realized and unrealized gain (loss)            (0.84)       (0.43)        2.86        (0.15)        1.21
                                                   --------     --------     --------     --------     --------
       Total from investment operations              (0.68)       (0.21)        3.07         0.07         1.21
                                                   --------     --------     --------     --------     --------

Less distributions to shareholders from:
  Net investment income                              (0.05)       (0.30)       (0.22)       (0.26)           -
  Net realized gains                                 (0.12)       (1.43)       (1.50)       (0.11)           -
                                                   --------     --------     --------     --------     --------
       Total distributions                           (0.17)       (1.73)       (1.72)       (0.37)           -
                                                   --------     --------     --------     --------     --------

NET ASSET VALUE, END OF PERIOD                    $  10.37     $  11.22     $  13.16     $  11.81     $  12.11
                                                   ========     ========     ========     ========     ========

TOTAL RETURN (a)                                   (6.12%) ***   (1.79%)      25.74%        0.53%       11.10% ***


RATIOS/SUPPLEMENTAL DATA:

       Net assets, end of period (000's)          $135,186     $144,425     $141,175     $130,760     $219,785
       Net expenses to average
              daily net assets                       0.69% **     0.69%        0.69%        0.69%        0.69% **
       Net investment income to average
              daily net assets                       2.90% **     1.77%        1.55%        1.81%        0.26% **
       Portfolio turnover rate                         11%          38%          35%          27%          19%
       Fees and expenses voluntarily waived
              or borne by the Manager consisted
              of the following per share amounts: $   0.01     $   0.01     $   0.01     $   0.03     $   0.00 (c)

*      Period from January 9, 1998 (commencement of operations) to February
       28, 1998.
**     Annualized.
***    Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Net investment income earned was less than $.01 per share. Computed using average shares outstanding throughout the period.
(c) Fees or expenses voluntarily waived or borne by the manager were less than $.01 per share.
(d)    Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             23

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the Morgan Stanley Capital International EAFE Index.

     The Fund makes its investments in India through a Mauritius entity of which it is sole shareholder. The Mauritius entity has been consolidated with the Fund in the financial statements. Under the double taxation treaty between Mauritius and India, the Fund is not subject to capital gain tax in India on the sale or redemption of securities.

     The Fund offers three classes of shares: Class II, Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. Shares of an open-end investment fund and shares of other GMO funds are valued at their net asset value as reported on each business day.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2001.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premuims paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2001 there were no open purchased option contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
     As of August 31, 2001, there were no outstanding futures contracts.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $27,604,936 collateralized by cash in the amount of $29,650,703 which was invested in a short-term instrument.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

     GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $8,096. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001 aggregated $178,932,726 and $125,084,241, respectively.

      At August 31, 2001 the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                           GROSS UNREALIZED               GROSS UNREALIZED             NET UNREALIZED
              AGGREGATE COST                  APPRECIATION                  DEPRECIATION                DEPRECIATION
       --------------------------      --------------------------     -------------------------     ----------------------
              $1,218,333,746                 $125,326,049                   $166,134,004                 $40,807,955

4.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               SIX MONTHS ENDED                                    YEAR ENDED
                                                AUGUST 31, 2001                                FEBRUARY 28, 2001
                                  --------------------------------------------     -------------------------------------------
    Class II:                           SHARES                   AMOUNT                  SHARES                  AMOUNT
                                  --------------------     -------------------     -------------------     -------------------
    Shares sold                               933,879    $          9,976,160               1,000,696    $         12,278,463

    Shares issued to
    shareholders in reinvestment
    of distributions                           87,994                 916,891                 722,497               8,454,671

    Shares repurchased                       (264,865)             (2,877,650)               (806,241)             (9,766,924)
                                  --------------------     -------------------     -------------------     -------------------
    Net increase                              757,008    $          8,015,401                 916,952    $         10,966,210
                                  ====================     ===================     ===================     ===================

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED                                   YEAR ENDED
                                                  AUGUST 31, 2001                                FEBRUARY 28, 2001
                                    --------------------------------------------     ------------------------------------------
       Class III:                         SHARES                   AMOUNT                  SHARES                 AMOUNT
                                    --------------------     -------------------     --------------------    ------------------
       Shares sold                           14,032,352    $        150,361,859                7,301,945   $        88,782,557

       Shares issued to
       shareholders in
       reinvestment of
       distributions                          1,265,662              13,200,858               10,951,305           128,088,774

       Shares repurchased                   (11,223,118)           (121,460,984)              (5,096,356)          (64,557,210)
                                    --------------------     -------------------     --------------------    ------------------
       Net increase                           4,074,896    $         42,101,733               13,156,894   $       152,314,121
                                    ====================     ===================     ====================    ==================


                                                 SIX MONTHS ENDED                                   YEAR ENDED
                                                  AUGUST 31, 2001                                FEBRUARY 28, 2001
                                    --------------------------------------------     ------------------------------------------
       Class IV:                          SHARES                   AMOUNT                  SHARES                 AMOUNT
                                    --------------------     -------------------     --------------------    ------------------
       Shares sold                                    -    $                  -                3,316,367   $        40,505,000

       Shares issued to
       shareholders in
       reinvestment of
       distributions                            165,446               1,725,604                1,512,306            17,664,233

       Shares repurchased                             -                       -               (2,687,361)          (32,829,897)
                                    --------------------     -------------------     --------------------    ------------------
       Net increase                             165,446    $          1,725,604                2,141,312   $        25,339,336
                                    ====================     ===================     ====================    ==================

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                              VALUE ($)
-------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS - 87.3%
                    AUSTRALIA - 3.7%
        450,000     Brazin Ltd                                                                       331,380
        480,797     Consolidated Rutile Ltd                                                          237,725
        800,000     David Jones Ltd                                                                  467,088
        275,000     Frucor Beverages Group Ltd*                                                      207,903
        166,472     John Fairfax Holdings Ltd                                                        337,998
          6,000     Lihir Gold Ltd ADR*                                                               56,400
      1,200,000     Lihir Gold Ltd*                                                                  555,456
        506,100     Menzies Gold NL*                                                                   7,454
        458,112     MIM Holdings Ltd                                                                 257,835
        371,000     Oil Search Ltd*                                                                  173,875
         25,000     Orogen Minerals Ltd                                                               13,150
          5,000     Orogen Minerals Ltd GDR 144A                                                      25,000
        825,000     Pasminco Ltd*                                                                     34,282
        270,000     Simeon Wines Ltd                                                                 366,412
        500,000     Western Metals Ltd*                                                               24,722
                                                                                             ----------------
                                                                                                   3,096,680
                                                                                             ----------------
                    AUSTRIA - 1.1%
          3,000     Austria Tabakwerke AG                                                            230,403
          6,000     Erste Bank Der Oesterreichischen Sparkassen AG                                   318,667
          9,358     Oesterreichische Brau Beteiligungs AG                                            380,390
                                                                                             ----------------
                                                                                                     929,460
                                                                                             ----------------
                    BELGIUM - 0.3%
            167     Cie Francois D'Enterprises                                                        34,586
          3,300     Unibra SA                                                                        221,819
                                                                                             ----------------
                                                                                                     256,405
                                                                                             ----------------
                    CANADA - 4.5%
        525,000     Atacama Minerals Corp*                                                           142,249
         50,000     Freeport-McMoran Copper & Gold*                                                  619,000
         21,000     Iamgold (International African Mining Gold)*                                      37,256
         25,000     Inco Ltd*                                                                        416,425
         90,600     Kap Resources Ltd (a)*                                                               584
         17,398     Oxford Properties Group*                                                         263,198
         35,000     Placer Dome Inc                                                                  387,685
         14,000     Rothmans Inc*                                                                    229,405
         55,000     Teck Corp Class B                                                                432,875
         25,500     Telus Corp                                                                       383,462
         73,000     Tembec Inc Class A*                                                              560,886

              See accompanying notes to the financial statements.              1

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                              VALUE ($)
-------------------------------------------------------------------------------------------------------------
                    CANADA - CONTINUED
         30,000     TimberWest Forest Corp*                                                          238,243
         21,000     TVX Gold Inc*                                                                     10,567
                                                                                             ----------------
                                                                                                   3,721,835
                                                                                             ----------------
                    FINLAND - 4.0%
         30,000     Aspocomp Group Oyj                                                               279,318
         19,500     Jaakko Poyry Group                                                               283,405
        100,000     Metso Oyj                                                                        904,717
        172,000     M-real Oyj                                                                     1,107,715
         40,000     Oyj Hartwall Abp                                                                 763,014
                                                                                             ----------------
                                                                                                   3,338,169
                                                                                             ----------------
                    FRANCE - 7.9%
          2,400     Bail-Investissement                                                              284,495
          8,000     BIC SA                                                                           321,265
        120,000     Canal Plus                                                                       400,037
          2,200     Christian Dalloz                                                                 185,249
          1,520     Christian Dior SA                                                                 52,881
          3,250     Clarins                                                                          254,917
          2,100     Compagnie Fonciere Klepierre                                                     196,667
          3,307     Credit National                                                                  304,597
          2,550     Damart SA                                                                        189,241
          1,050     Essilor International*                                                           314,171
          1,300     Etablissements Economiques du Casino Guichard-Perrachon SA                       106,336
        130,000     Eurotunnel SA Units (Bearer)*                                                    122,809
         57,000     Fimatex*                                                                         176,038
          2,200     Gaumont SA*                                                                       79,735
          9,200     GFI Industries SA                                                                235,662
         26,100     GrandVision SA                                                                   440,256
          1,544     Groupe Partouche                                                                  98,876
          3,000     Guyenne et Gascogne SA                                                           237,079
          1,900     Imetal                                                                           196,749
          3,200     Lagardere Groupe                                                                 149,987
          1,351     SAGA*                                                                             46,633
          6,500     Seb SA                                                                           307,908
          5,780     Societe Eurafrance SA                                                            336,017
         14,503     Sophia (EX-SFI)                                                                  434,472
          5,000     SPIE Batignolles                                                                 277,047
          3,300     Virbac SA (Societe)                                                              299,756

2              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                              VALUE ($)
-------------------------------------------------------------------------------------------------------------
                    FRANCE - CONTINUED
         12,000     Worms et Compagnie SA                                                            212,554
          1,250     Zodiac SA                                                                        286,130
                                                                                             ----------------
                                                                                                   6,547,564
                                                                                             ----------------
                    GERMANY - 4.3%
          7,300     Adidas Salomon AG                                                                492,680
         19,500     Bilfinger & Berger                                                               345,400
          2,650     Brau und Brunnen*                                                                 48,624
          2,000     Commerzbank AG                                                                    49,868
          4,028     DePfa Deutsche Pfandbriefbank AG                                                 304,781
         75,000     FAG Kugelfischer                                                                 491,872
         40,000     Gildemeister AG                                                                  314,289
         39,573     K&S AG                                                                           708,139
          3,000     Leirheit AG                                                                       87,202
         14,500     Stada Arzneimittel AG                                                            408,303
         26,522     Suedzucker AG                                                                    315,355
                                                                                             ----------------
                                                                                                   3,566,513
                                                                                             ----------------
                    HONG KONG - 3.9%
        843,401     Akai Holdings Ltd (a) (b)*                                                         1,081
        800,000     Amoy Properties Ltd                                                              861,561
      1,080,000     Goldlion Holdings Ltd                                                             51,924
        383,119     Great Eagle Holdings Ltd                                                         473,999
         40,000     Hang Lung Development Co Ltd                                                      38,975
        729,200     HKR International Ltd                                                            222,038
        107,200     Hong Kong Aircraft Engineering Co Ltd                                            177,984
        280,509     Hysan Development Co Ltd                                                         284,113
         60,000     Jardine Matheson Holdings Ltd                                                    360,000
        190,000     Liu Chong Hing Bank Ltd                                                          202,185
        437,090     New World Development Co Ltd*                                                    445,507
        268,000     South China Morning Post Ltd                                                     154,619
                                                                                             ----------------
                                                                                                   3,273,986
                                                                                             ----------------
                    INDIA - 0.1%
        130,000     Aptech Ltd GDR*                                                                   81,250
                                                                                             ----------------

                    IRELAND - 2.5%
        323,173     Anglo Irish Bank Corp                                                          1,209,365
        335,000     Fyffes Plc                                                                       403,298
        150,000     IFG Group Plc*                                                                   504,134
                                                                                             ----------------
                                                                                                   2,116,797
                                                                                             ----------------

              See accompanying notes to the financial statements.              3

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                              VALUE ($)
-------------------------------------------------------------------------------------------------------------
                    ITALY - 1.0%
         15,800     Banca Intesa SPA                                                                  52,672
         32,000     Buzzi Unicem SPA                                                                 232,247
          3,400     Ericsson SPA                                                                      86,629
          2,216     Grouppo Editoriale L'Espresso                                                      7,508
        185,000     Locazione Attrezzature SPA                                                       144,518
         24,000     Marzotto (Gaetano&figli) SPA                                                     226,942
         30,000     Pagnossin SPA*                                                                    91,289
                                                                                             ----------------
                                                                                                     841,805
                                                                                             ----------------
                    JAPAN - 14.1%
        135,000     Daido Steel Co Ltd                                                               347,128
         80,000     Daihatsu Motor Co Ltd                                                            406,706
        101,000     Higo Bank Ltd                                                                    346,271
        140,000     JACCS Co                                                                         475,274
         50,000     Kanamoto Co Ltd                                                                  227,301
        100,000     KOA Corp                                                                         731,062
         32,000     Kose Corp                                                                      1,169,699
        100,000     Maeda Corp                                                                       484,854
        400,000     Nippon Paint Co                                                                1,189,866
        150,000     Okamura Corp                                                                     961,724
         50,000     Sanki Engineering                                                                284,022
         70,000     Sanyo Chemical Industries                                                        574,094
        281,000     Showa Shell Sekiyu                                                             2,025,947
         40,000     The Dai-Tokyo Fire & Marine Insurance Co                                         147,893
         60,000     TOC Co Ltd                                                                       418,470
         70,000     Tokai Rubber Industries                                                          611,739
        120,000     Toyo Suisan Kaisha                                                             1,278,602
                                                                                             ----------------
                                                                                                  11,680,652
                                                                                             ----------------
                    KOREA - 3.1%
        100,000     Handsome Corp                                                                    410,959
         30,000     Hanil Cement Manufacturing                                                       511,937
         60,000     Hanmi Pharmaceutical Industrial Co., Ltd                                         448,532
         96,000     Hotel Shilla Co                                                                  503,483
         39,170     Korea Electric Terminal Co                                                       306,614
         20,000     Samil Pharmaceutical Co                                                          412,524
                                                                                             ----------------
                                                                                                   2,594,049
                                                                                             ----------------

4              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                              VALUE ($)
-------------------------------------------------------------------------------------------------------------
                    MEXICO - 1.3%
         52,500     Grupo Aeroportuario del Sureste SA ADR*                                          866,250
        222,900     Grupo Imsa SA*                                                                   196,068
                                                                                             ----------------
                                                                                                   1,062,318
                                                                                             ----------------
                    NETHERLANDS - 1.6%
         15,600     Fortis (NL) NV                                                                   438,570
            360     Fugro NV                                                                          22,890
          6,504     Geveke                                                                           286,534
         27,200     Laurus NV*                                                                        90,181
         19,441     Vendex NV                                                                        205,730
          5,547     VNU NV                                                                           182,146
         12,363     Wegener Arcade NV                                                                106,684
                                                                                             ----------------
                                                                                                   1,332,735
                                                                                             ----------------
                    NEW ZEALAND - 0.8%
        230,000     Air New Zealand Class B                                                          115,587
        800,000     Evergreen Forests Ltd*                                                           178,296
        400,000     Tourism Holdings Ltd                                                             260,452
         54,408     Tranz Rail Holdings Ltd                                                          104,616
                                                                                             ----------------
                                                                                                     658,951
                                                                                             ----------------
                    NORWAY - 2.3%
         50,000     Norske Skogindustrier AS Class A                                                 859,964
         50,000     Ocean RIG ASA*                                                                   186,091
         30,000     Petroleum Geo-Services*                                                          290,978
         20,000     Prosafe ASA*                                                                     266,166
         21,000     Smedvig A/S Class A                                                              171,711
         15,500     Smedvig A/S Class B                                                              106,636
                                                                                             ----------------
                                                                                                   1,881,546
                                                                                             ----------------
                    SINGAPORE - 1.3%
        520,000     Allgreen Properties Ltd                                                          307,551
        719,100     Dairy Farm International Holdings Ltd*                                           488,988
         47,000     Singapore Land Ltd                                                                85,823
        200,000     United Overseas Land                                                             195,234
                                                                                             ----------------
                                                                                                   1,077,596
                                                                                             ----------------
                    SOUTH AFRICA - 1.3%
        371,000     Allan Gray Property Trust                                                        116,638
         15,000     Gold Fields Ltd ADR                                                               64,800
         33,000     Harmony Gold Mining Co Ltd                                                       156,601
        641,100     Marriott Property Fund                                                           138,426

              See accompanying notes to the financial statements.              5

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                              VALUE ($)
-------------------------------------------------------------------------------------------------------------
                    SOUTH AFRICA - CONTINUED
        145,500     Trencor Ltd*                                                                     129,463
        183,700     Western Areas Gold Mining Co Ltd*                                                479,461
                                                                                             ----------------
                                                                                                   1,085,389
                                                                                             ----------------
                    SPAIN - 0.4%
         35,000     Red Electrica de Espana                                                          329,686
                                                                                             ----------------

                    SWEDEN - 3.0%
         61,400     Autoliv Inc SDR                                                                1,216,319
         54,444     Getinge Industrier AB Class B                                                    864,902
         30,000     Sapa AB                                                                          445,002
                                                                                             ----------------
                                                                                                   2,526,223
                                                                                             ----------------
                    SWITZERLAND - 3.4%
          1,000     Belimo Automation AG                                                             326,533
            165     Bobst SA (Bearer)                                                                234,789
            280     Eichhof Holding AG                                                               130,853
            850     Forbo Holdings AG (Registered)                                                   315,748
            500     Helvetia Patria Holding                                                          446,362
          1,600     Hero AG                                                                          221,443
          1,300     Jelmoli (Registered)                                                             316,228
          1,000     Merkur Holding AG (Registered)                                                   181,540
          1,000     Schaffner Holding AG (Registered)                                                263,623
            500     Sika Finanz AG (Bearer)                                                          112,339
          1,000     Unique Zurich Airport                                                            107,846
            330     Valiant Holding                                                                  177,352
                                                                                             ----------------
                                                                                                   2,834,656
                                                                                             ----------------
                    THAILAND - 0.1%
         79,200     Electricity Generating Pcl (Foreign Registered)                                   78,149
                                                                                             ----------------

                    UNITED KINGDOM - 21.3%
        229,796     Aggregate Industries Plc                                                         313,309
         50,000     Alliance & Leicester Plc                                                         578,004
        250,000     BICC Group                                                                       707,094
         99,500     Bodycote International Plc                                                       381,004
         10,000     Bristol Water Holdings Plc                                                       154,473
         67,250     British Energy Plc                                                               312,137
        110,000     Caradon Plc                                                                      240,122
        200,000     Carphone Warehouse Group Plc*                                                    324,901
        100,000     Computacenter Plc                                                                353,910

6              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                              VALUE ($)
-------------------------------------------------------------------------------------------------------------
                    UNITED KINGDOM - CONTINUED
        100,000     Cookson Group                                                                    193,635
         62,500     Costain Group*                                                                    13,825
        195,924     Crest Nicholson                                                                  662,135
        178,210     FKI Plc                                                                          452,348
        135,000     Jarvis Plc                                                                       978,564
        500,000     Kidde Plc                                                                        578,367
        125,044     Kier Group Plc                                                                   876,924
        205,000     Kingston Communications Plc*                                                     210,370
         34,258     Lonrho Plc                                                                       444,721
         85,000     Morgan Crucible                                                                  321,782
        100,000     Mothercare Plc                                                                   458,342
         80,000     Northern Rock Plc                                                                702,018
         43,242     Pace Micro Technology Plc                                                        213,876
        450,000     PHS Group Plc*                                                                   580,905
        220,000     Rank Group Plc                                                                   728,343
         10,250     Send Group Plc*                                                                   12,860
        200,000     Senior Plc                                                                       178,405
        150,000     Skyepharma Plc*                                                                  176,774
        200,000     Smith (David S.) Holdings Plc                                                    458,342
         80,000     Smith (WH) Group Plc                                                             612,670
         50,000     Southwest Water                                                                  466,320
         80,000     SSL International Plc                                                            664,306
        125,000     Tate & Lyle                                                                      498,592
        300,000     Tomkins Plc                                                                      791,946
         75,000     Trinity Mirror Plc                                                               432,415
        205,000     TT Group Plc                                                                     401,412
         80,000     Ultra Electronics Holdings                                                       498,375
         50,000     Viridian Group Plc                                                               465,594
        135,000     Westbury Plc                                                                     550,228
        100,000     Wolseley                                                                         744,806
                                                                                             ----------------
                                                                                                  17,734,154
                                                                                             ----------------

                    TOTAL COMMON STOCKS (Cost $72,066,233)                                        72,646,568
                                                                                             ----------------

                    PREFERRED STOCKS - 1.0%
                    GERMANY - 0.7%
         15,686     Koegel Fahrzeugwerke AG 10.34%                                                    86,203
         10,000     Rheinmetall AG 2.53%                                                             162,595

              See accompanying notes to the financial statements.              7

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)


 SHARES/
PAR VALUE ($)       DESCRIPTION                                                              VALUE ($)
-------------------------------------------------------------------------------------------------------------

                    GERMANY - CONTINUED
         19,326     Rheinmetall AG 9.02%                                                             163,259
         10,000     Villeroy & Boch AG (Non Voting) 5.64%                                             92,198
          8,000     Wuerttemebergische Metallwarenfabrik AG 7.30%                                    105,005
                                                                                             ----------------
                                                                                                     609,260
                                                                                             ----------------
                    ITALY - 0.4%
         10,000     IFI Istituto Finanziario Industries 3.05%                                        320,648
                                                                                             ----------------


                    TOTAL PREFERRED STOCKS (Cost $953,895)                                           929,908
                                                                                             ----------------

                    CONVERTIBLE SECURITIES - 0.0%
                    NEW ZEALAND - 0.0%
$        68,806     Evergreen Forests Ltd, 0.00%, due 3/19/09                                         33,075
                                                                                             ----------------


                    TOTAL CONVERTIBLE SECURITIES (Cost $33,690)                                       33,075
                                                                                             ----------------

                    RIGHTS & WARRANTS - 0.0%
                    SINGAPORE - 0.0%
         60,000     United Overseas Land Warrants, Expires 6/12/04*                                   23,945
                                                                                             ----------------


                    TOTAL RIGHTS & WARRANTS (Cost $18,234)                                            23,945
                                                                                             ----------------

                    SHORT-TERM INVESTMENTS - 2.2%
                    CASH EQUIVALENTS - 2.2%
$     1,800,000     Royal Bank of Canada Time Deposit, 3.59%, due 9/04/01                          1,800,000
                                                                                             ----------------


                    TOTAL SHORT-TERM INVESTMENTS (Cost $1,800,000)                                 1,800,000
                                                                                             ----------------

                    TOTAL INVESTMENTS - 90.6%
                       (Cost $74,872,052)                                                         75,433,496

                    Other Assets and Liabilities (net) - 9.4%                                      7,822,673
                                                                                             ----------------

                    TOTAL NET ASSETS - 100.0%                                            $        83,256,169
                                                                                             ================

8              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                        NOTES TO THE SCHEDULE OF INVESTMENTS

                        ADR  American Depositary Receipt

                        GDR  Global Depository Receipt

                        SDR  Swedish Depository Receipt

                        144A Securities exempt from registration under
                             the rule 144A of the Securities Act of 1933.
                             These securities may be resold in
                             transactions exempt from registration,
                             normally to qualified institutional buyers.

                        (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

                        (b)  Bankrupt issuer.

                        * Non-income producing security.


              See accompanying notes to the financial statements.              9

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
        At August 31, 2001, industry sector diversification of the Fund's equity investments was as follows:

                    INDUSTRY SECTOR

                    Industrials                               23.1%
                    Materials                                 18.9
                    Financials                                18.4
                    Consumer Discretionary                    16.7
                    Consumer Staples                           8.3
                    Health Care                                4.9
                    Energy                                     4.5
                    Utilities                                  2.5
                    Information Technology                     1.9
                    Telecommunication Services                 0.8
                                                      -------------
                                                             100.0%
                                                      =============

10              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
     Investments, at value (cost $74,872,052) (Note 1)                                                  $           75,433,496
     Foreign currency, at value (cost $4,632,378) (Note 1)                                                           4,711,800
     Cash                                                                                                               64,188
     Receivable for Fund shares sold                                                                                 5,000,000
     Dividends receivable                                                                                              113,504
     Foreign withholding taxes receivable                                                                               60,844
     Receivable for expenses waived or borne by Manager (Note 2)                                                        16,926
                                                                                                          ---------------------
         Total assets                                                                                               85,400,758
                                                                                                          ---------------------

LIABILITIES:
     Payable for investments purchased                                                                               2,046,010
     Payable to affiliate for (Note  2):
         Management fee                                                                                                 44,585
         Shareholder service fee                                                                                         9,554
     Accrued expenses                                                                                                   44,440
                                                                                                          ---------------------

         Total liabilities                                                                                           2,144,589
                                                                                                          ---------------------


NET ASSETS                                                                                              $           83,256,169
                                                                                                          =====================

NET ASSETS CONSIST OF:
     Paid-in capital                                                                                    $           83,204,374
     Accumulated undistributed net investment income                                                                   239,144
     Distributions in excess of net realized gains                                                                    (830,276)
     Net unrealized appreciation                                                                                       642,927
                                                                                                          ---------------------
                                                                                                        $           83,256,169
                                                                                                          =====================

NET ASSETS                                                                                              $           83,256,169
                                                                                                          =====================
SHARES OUTSTANDING                                                                                                   8,664,665
                                                                                                          =====================
NET ASSET VALUE PER SHARE                                                                               $                 9.61
                                                                                                          =====================

              See accompanying notes to the financial statements.             11

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends (net of foreign tax expense of $124,531)                                            $          1,007,804
     Interest                                                                                                   103,600
                                                                                                     -------------------
            Total income                                                                                      1,111,404
                                                                                                     -------------------

EXPENSES:
     Management fee (Note 2)                                                                                    226,352
     Custodian fees                                                                                              49,036
     Audit fees                                                                                                  25,392
     Transfer agent fees                                                                                         14,260
     Legal fees                                                                                                   1,288
     Registration fees                                                                                              644
     Trustees fees (Note 2)                                                                                         460
     Miscellaneous                                                                                                1,472
     Fees waived or borne by Manager (Note 2)                                                                   (92,366)
                                                                                                     -------------------
                                                                                                                226,538
     Shareholder service fee (Note 2)                                                                            48,504
                                                                                                     -------------------
         Net expenses                                                                                           275,042
                                                                                                     -------------------
            Net investment income                                                                               836,362
                                                                                                     -------------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
            Investments                                                                                         361,261
            Foreign currency, forward contracts and foreign
                currency related transactions                                                                  (124,743)
                                                                                                     -------------------
                   Net realized gain                                                                            236,518
                                                                                                     -------------------

         Change in net unrealized appreciation (depreciation) on:
            Investments (Note 1)                                                                               (720,151)
            Foreign currency, forward contracts and foreign
                currency related transactions                                                                   120,528
                                                                                                     -------------------
                   Net unrealized loss                                                                         (599,623)
                                                                                                     -------------------

         Net realized and unrealized loss                                                                      (363,105)
                                                                                                     -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $            473,257
                                                                                                     ===================

12              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                      SIX MONTHS ENDED               PERIOD FROM JUNE 30, 2000
                                                                      AUGUST 31, 2001               (COMMENCEMENT OF OPERATIONS)
                                                                        (UNAUDITED)                  THROUGH FEBRUARY 28, 2001
                                                                   -----------------------        --------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income                                      $                836,362                 $               305,343
      Net realized gain (loss)                                                    236,518                                (851,396)
      Change in net unrealized appreciation (depreciation)                       (599,623)                              1,242,550
                                                                   -----------------------                  ----------------------

      Net increase in net assets resulting from operations                        473,257                                 696,497
                                                                   -----------------------                  ----------------------

Distributions to shareholders from:
      Net investment income - Class III                                          (842,161)                               (278,315)
                                                                   -----------------------                  ----------------------


Net share transactions - Class III (Note 5)                                    22,381,447                              60,825,444
                                                                   -----------------------                  ----------------------

      Total increase in net assets                                             22,012,543                              61,243,626


NET ASSETS:
      Beginning of period                                                      61,243,626                                       -
                                                                   -----------------------                  ----------------------

      End of period (including accumulated
      undistributed net investment income of
      $239,144 and $244,943, respectively)                       $             83,256,169                 $            61,243,626
                                                                   =======================                  ======================

              See accompanying notes to the financial statements.             13

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED         PERIOD FROM JUNE 30, 2000
                                                     AUGUST 31, 2001        (COMMENCEMENT OF OPERATIONS)
                                                       (UNAUDITED)           THROUGH FEBRUARY 28, 2001
                                                     ----------------      ------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $            9.68                     $          10.00
                                                     ----------------                      ---------------

Income from investment operations:
  Net investment income                                         0.12                                 0.06
  Net realized and unrealized gain (loss)                      (0.06)                               (0.33) (b)
                                                     ----------------                      ---------------

         Total from investment operations                       0.06                                (0.27)
                                                     ----------------                      ---------------

Less distributions to shareholders:
  From net investment income                                   (0.13)                               (0.05)
                                                     ----------------                      ---------------

NET ASSET VALUE, END OF PERIOD                     $            9.61                     $           9.68
                                                     ================                      ===============

TOTAL RETURN (a)                                               0.63% **                            (2.64%) **


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)             $          83,256                     $         61,244
     Net expenses to average
         daily net assets                                      0.85% *                              0.85% *
     Net investment income to average
         daily net assets                                      2.59% *                              1.08% *
     Portfolio turnover rate                                     12%                                  16%
     Fees and expenses voluntarily waived or
         borne by the Manager consisted of
         the following per share amounts:          $            0.01                     $           0.02

*        Annualized
**       Not annualized
(a) The total return would have been lower had certain expenses not been waived during the period shown.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 2001 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

14              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Foreign Small Companies Fund (the "Fund"), which commenced operations on June 30, 2000, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes. The Fund commenced operations subsequent to a transaction involving, in essence, the reorganization of the GMO Small Cap Active Pool of the Common Fund for Non-Profit Organizations (the "GMO Pool") as the Foreign Small Companies Fund.

     The Fund seeks high total return through investment in a diversified portfolio of equity securities of non-U.S. issuers. The Fund's benchmark is the Salomon Smith Barney EMI World ex-U.S. Index.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2001.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     the current value of the option. Premuims paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2001 there were no open purchased option contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2001, there were no outstanding futures contracts.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2001, there were no open swap agreements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund had no securities on loan.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $506,847, expiring in 2009.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex- dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are ess liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

     GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $460. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001 aggregated $26,917,258 and $6,877,966, respectively.

     At August 31, 2001 the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                           GROSS UNREALIZED               GROSS UNREALIZED             NET UNREALIZED
              AGGREGATE COST                 APPRECIATION                   DEPRECIATION                APPRECIATION
       --------------------------      --------------------------     -------------------------     ----------------------
              $74,872,052                     $7,614,966                     $7,053,522                   $561,444

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2001, 91.6% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                   PERIOD FROM JUNE 30, 2000
                                        SIX MONTHS ENDED                          (COMMENCEMENT OF OPERATIONS)
                                         AUGUST 31, 2001                            THROUGH FEBRUARY 28, 2001
                              ------------------------------------------     ---------------------------------------
                                    SHARES               AMOUNT                  SHARES                AMOUNT
                              -------------------   --------------------     ----------------     ------------------
    Shares sold                        2,299,899   $         22,000,000            9,911,310     $    96,991,182

    Shares issued to
    shareholders in
    reinvestment of
    distributions                         40,365                381,447                9,794                 89,029

    Shares repurchased                         -                      -          (3,596,703)           (36,254,767)
                              -------------------   --------------------     ----------------     ------------------
    Net increase                       2,340,264  $          22,381,447            6,324,401    $        60,825,444
                              ===================   ====================     ================     ==================

     The Fund was formed with a $2,542,158 purchase and an initial contribution of securities in-kind, which had a market value of $33,424,873 on the date of contribution.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

     SHARES/
  PAR VALUE ($)       DESCRIPTION                                                                              VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
                      MUTUAL FUNDS - 85.6%
                      UNITED STATES - 85.6%
           97,192     GMO Emerging Markets Fund                                                                        845,572
           91,387     GMO Evolving Countries Fund                                                                      748,460
          305,993     GMO International Intrinsic Value Fund                                                         5,966,864
           35,530     GMO International Small Companies Fund                                                           409,310
           99,872     GMO REIT Fund                                                                                  1,109,577
           86,916     GMO Small Cap Value Fund                                                                       1,268,112
          399,483     GMO U.S. Core Fund                                                                             5,261,194
                                                                                                               ----------------
                                                                                                                    15,609,089
                                                                                                               ----------------

                      TOTAL MUTUAL FUNDS (Cost $16,213,758)                                                         15,609,089
                                                                                                               ----------------

                      DEBT OBLIGATION - 5.5%
                      UNITED STATES - 5.5%
$       1,000,000     Federal Farm Credit Bank Floating Rate Note, CPI + 3.00%, 3.65%
                             due 12/14/02 (b)                                                                          994,700
                                                                                                               ----------------


                      TOTAL DEBT OBLIGATION (Cost $994,649)                                                            994,700
                                                                                                               ----------------

                      COMMON STOCKS - 0.0%
                      ITALY - 0.0%
           12,500     Grassetto SPA (a)*                                                                                   114
                                                                                                               ----------------

                      UNITED KINGDOM - 0.0%
           17,870     Viglen Technology Plc (Entitlement Letters) (a)*                                                       -
                                                                                                               ----------------


                      TOTAL COMMON STOCKS (Cost $7,040)                                                                    114
                                                                                                               ----------------

                      SHORT-TERM INVESTMENTS - 7.6%
                      CASH EQUIVALENTS - 4.9%
$         900,000     Bank of Scotland Time Deposit, 3.63%, due 9/04/01                                                900,000
                                                                                                               ----------------

               See accompanying notes to the financial statements.             1

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

  PAR VALUE ($)       DESCRIPTION                                                                              VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT - 2.7%
$         500,000     U.S. Treasury Bill, 5.11%, due 11/29/01 (b)                                                      496,059
                                                                                                               ----------------


                      TOTAL SHORT-TERM INVESTMENTS (Cost $1,393,962)                                                 1,396,059
                                                                                                               ----------------

                      TOTAL INVESTMENTS - 98.7%
                         (Cost $18,609,409)                                                                         17,999,962

                      Other Assets and Liabilities (net) - 1.3%                                                        229,787
                                                                                                               ----------------

                      TOTAL NET ASSETS - 100.0%                                                             $       18,229,749
                                                                                                               =================

                      NOTES TO THE SCHEDULE OF INVESTMENTS

                      CPI  Consumer Price Index

                      (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

                      (b) All or a portion of this security is held as
                          collateral for open futures contracts (Note 6).

                      * Non-income producing security.


2               See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
     Investments, at value (cost $18,609,409) (Note 1)                                         $            17,999,962
     Cash                                                                                                       38,758
     Net receivable for open forward foreign currency contracts (Notes 1 and 6)                                181,060
     Receivable for variation margin on open futures contracts (Notes 1 and 6)                                   1,204
     Interest receivable                                                                                        34,412
     Receivable for expenses waived or borne by Manager (Note 2)                                                14,041
                                                                                                 ----------------------
         Total assets                                                                                       18,269,437
                                                                                                 ----------------------

LIABILITIES:
     Payable to affiliate for (Note 2):
         Management fee                                                                                          8,054
         Shareholder service fee                                                                                 2,416
     Accrued expenses                                                                                           29,218
                                                                                                 ----------------------

         Total liabilities                                                                                      39,688
                                                                                                 ----------------------

NET ASSETS                                                                                     $            18,229,749
                                                                                                 ======================

NET ASSETS CONSIST OF:
     Paid-in capital                                                                           $            46,132,054
     Distributions in excess of net investment income                                                         (289,222)
     Distributions in excess of net realized gains                                                         (28,979,042)
     Net unrealized appreciation                                                                             1,365,959
                                                                                                 ----------------------

                                                                                               $            18,229,749
                                                                                                 ======================

NET ASSETS ATTRIBUTABLE TO CLASS III SHARES                                                    $            18,229,749
                                                                                                 ======================
SHARES OUTSTANDING - CLASS III                                                                               1,922,381
                                                                                                 ======================
NET ASSET VALUE PER SHARE - CLASS III                                                          $                  9.48
                                                                                                 ======================

               See accompanying notes to the financial statements.             3

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends from investment company shares                                                            $           263,075
     Interest                                                                                                        119,760
                                                                                                           ------------------
         Total income                                                                                                382,835
                                                                                                           ------------------
EXPENSES:
     Management fee (Note 2)                                                                                          88,371
     Custodian fees                                                                                                   30,820
     Audit fees                                                                                                       14,536
     Transfer agent fees                                                                                              13,892
     Legal fees                                                                                                        1,104
     Trustees fees (Note 2)                                                                                              368
     Registration fees                                                                                                   368
     Miscellaneous                                                                                                       828
     Fees waived or borne by Manager (Note 2)                                                                        (31,033)
                                                                                                           ------------------
                                                                                                                     119,254
                                                                                                           ------------------

     Indirectly incurred fees waived or borne by Manager (Note 2)                                                    (72,213)
                                                                                                           ------------------

     Shareholder service fee - Class III (Note 2)                                                                     26,536
     Shareholder service fee waived (Note 2)                                                                         (22,901)
                                                                                                           ------------------
                                                                                                                       3,635
                                                                                                           ------------------

         Net expenses                                                                                                 50,676
                                                                                                           ------------------

             Net investment income                                                                                   332,159
                                                                                                           ------------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
             Investments                                                                                          (4,570,825)
             Realized gain distributions from investment company shares                                               10,283
             Closed futures contracts                                                                              4,014,482
             Foreign currency, forward contracts and foreign currency related
                transactions                                                                                       1,154,978
                                                                                                           ------------------
                   Net realized gain                                                                                 608,918
                                                                                                           ------------------
     Change in net unrealized appreciation (depreciation) on:
             Investments                                                                                           3,853,927
             Open futures contracts                                                                               (2,189,371)
             Foreign currency, forward contracts and foreign currency related
                transactions                                                                                        (424,255)
                                                                                                           ------------------
                   Net unrealized gain                                                                             1,240,301
                                                                                                           ------------------
         Net realized and unrealized gain                                                                          1,849,219
                                                                                                           ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $         2,181,378
                                                                                                           ==================

4               See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                AUGUST 31, 2001                YEAR ENDED
                                                                                   (UNAUDITED)            FEBRUARY 28, 2001
                                                                               --------------------      ---------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                   $             332,159     $              931,061
     Net realized gain                                                                     608,918                 10,531,774
     Change in net unrealized appreciation (depreciation)                                1,240,301                    352,180
                                                                               --------------------      ---------------------

     Net increase in net assets resulting from operations                                2,181,378                 11,815,015
                                                                               --------------------      ---------------------

Distributions to shareholders from:
     Net investment income - Class III                                                    (370,245)                (2,650,376)
     In excess of net investment income - Class III                                              -                 (2,560,286)
     Net realized gains - Class III                                                              -                          -
                                                                               --------------------      ---------------------
                                                                                          (370,245)                (5,210,662)
                                                                               --------------------      ---------------------

Net share transactions - Class III (Note 5)                                            (40,080,428)                 3,176,260
                                                                               --------------------      ---------------------


     Total increase (decrease) in net assets                                           (38,269,295)                 9,780,613

NET ASSETS:
     Beginning of period                                                                56,499,044                 46,718,431
                                                                               --------------------      ---------------------

     End of period (including distributions in excess of net
     investment income of $289,222 and $251,136, respectively)               $          18,229,749     $           56,499,044
                                                                               ====================      ======================

               See accompanying notes to the financial statements.             5

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                          SIX MONTHS ENDED               YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2001  -------------------------------------------------------
                                            (UNAUDITED)     2001         2000       1999        1998        1997
                                            -----------    -------     --------    -------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD          $  8.73     $  7.72     $   7.59    $  8.72    $  10.69    $  10.64
                                               -------     -------     --------    -------    --------    --------
Income from investment operations:
  Net investment income (e)                      0.08 (c)    0.15         0.16       0.17 (c)    0.35        0.24
  Net realized and unrealized gain (loss)        0.74        1.68         0.20      (0.88)      (0.52)       0.01
                                               -------     -------     --------    -------    --------    --------

    Total from investment operations             0.82        1.83         0.36      (0.71)      (0.17)       0.25
                                               -------     -------     --------    -------    --------    --------

Less distributions to shareholders:
  From net investment income                    (0.07)      (0.42)       (0.23)     (0.21)      (0.35)      (0.20)
  In excess of net investment income                -       (0.40)           -      (0.21)          -           -
  From net realized gains                           -           -            -          -       (1.05)          -
  In excess of net realized gains                   -           -            -          -       (0.40)          -
                                               -------     -------     --------    -------    --------    --------
Total distributions                             (0.07)      (0.82)       (0.23)     (0.42)      (1.80)      (0.20)
                                               -------     -------     --------    -------    --------    --------

NET ASSET VALUE, END OF PERIOD                $  9.48     $  8.73     $   7.72    $  7.59    $   8.72    $  10.69
                                               =======     =======     ========    =======    ========    =========

TOTAL RETURN (a)                                9.47% **   24.84%        4.74%     (8.13%)     (1.63%)      2.34%


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)        $18,230     $56,499    $ 46,718     $50,671    $170,706    $296,702
     Net expenses to average
         daily net assets (d)                   0.29% *     0.25%        0.21%      0.17%       0.58%       0.91% (b)
     Net investment income to average
         daily net assets (e)                   1.88% *     1.80%        1.89%      1.99%       2.93%       1.99%
     Portfolio turnover rate                       7%         15%          13%        21%        277%        463%
     Fees and expenses voluntarily waived or
         borne by the Manager consisted of
         the following per share amounts:     $ (0.01)    $  0.05     $   0.04    $  0.05    $   0.04    $   0.02

*        Annualized
**       Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 12, 2000, calculation excludes purchase premiums.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(c)      Computed using average shares outstanding throughout the period.
(d) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(e) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

6               See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

     GMO Global Hedged Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return consistent with minimal exposure to general equity market risk. On August 20, 1997, the Fund began to invest a substantial portion of its assets in other Funds of the Trust ("underlying funds"). The Fund's benchmark is Salomon Smith Barney 3 Month T-Bill Index.

     The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of underlying Funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, forward foreign exchange contracts and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2001.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future,

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2001 there were no open purchased option contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2001.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. There were no open swap agreements as of August 31, 2001.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     At February 28, 2001, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $5,412,713 and $21,237,637, expiring in 2006 and 2007 respectively.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     cost of securities is determined on the identified cost basis. Interest income on U.S. Government Agency inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2).

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     Effective October 13, 2000, the Fund no longer charges a purchase premium in connection with the purchase of Fund shares and no longer charges a redemption fee in connection with the sale of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .51% of the amount invested. In the case of cash redemptions, the fee was 1.40% of the amount redeemed. All purchase premiums and redemption fees were paid to and recorded by the Fund as paid-in capital. For the period March 1, 2000 through October 12, 2000, the Fund received $20,266 in purchase premiums and $2,610 in redemption fees, respectively. There was no premium for reinvested distributions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying fund being offered. Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of the underlying funds. For

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     the six months ended August 31, 2001, shareholder service fees incurred indirectly by the Fund were .13% of the Fund's average daily net assets.

     GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, custodial fees, and the following expenses: brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes (collectively, "fund expenses")) and the amount of fees and expenses (excluding shareholder service fees and fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds exceed the management fee. Because GMO will not reimburse expenses incurred indirectly by the Fund to the extent they exceed .50%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fee and fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds may exceed .50% of the Fund's average daily net assets. For the six months ended August 31, 2001, operating expenses (excluding shareholder service fees) incurred indirectly by the Fund were .45% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $368. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001 aggregated $2,473,357 and $37,196,400, respectively.

     At August 31, 2001, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                       GROSS UNREALIZED              GROSS UNREALIZED               NET UNREALIZED
           AGGREGATE COST                APPRECIATION                  DEPRECIATION                  DEPRECIATION
     -------------------------   -----------------------------   --------------------------   ----------------------------
           $18,609,409                     $260,870                      $870,317                      $609,447

4.  PRINCIPAL SHAREHOLDERS

     At August 31, 2001, 68.6% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                             SIX MONTHS ENDED                                     YEAR ENDED
                                             AUGUST 31, 2001                                  FEBRUARY 28, 2001
                               ---------------------------------------------     ---------------------------------------------
    Class III:                       SHARES                   AMOUNT                   SHARES                   AMOUNT
                               --------------------    ---------------------     --------------------     --------------------
    Shares sold                             77,946   $              702,670                  595,971    $           4,734,378

    Shares issued to
    shareholders in
    reinvestment of
    distributions                           40,886                  354,143                  509,099                4,109,713

    Shares repurchased                 (4,664,740)             (41,137,241)                (688,055)              (5,667,831)
                               --------------------    ---------------------     --------------------     --------------------
    Net increase
    (decrease)                         (4,545,908)   $         (40,080,428)                  417,015    $           3,176,260
                               ====================    =====================     ====================     ====================

6.  FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2001 is as follows:

     FUTURES CONTRACTS

                                                                                                          NET UNREALIZED
        NUMBER OF                                                                                          APPRECIATION
        CONTRACTS               TYPE              EXPIRATION DATE            CONTRACT VALUE               (DEPRECIATION)
     ----------------   ---------------------  -----------------------    ---------------------        ---------------------
     Sales
           23                  CAC 40              September 2001       $              981,509       $              111,393
            6                   DAX                September 2001                      708,104                      139,701
           26                 FTSE 100             September 2001                    2,014,560                      195,065
            2                HANG SENG             September 2001                      142,157                          (8)
            4                 IBEX 36              September 2001                      303,207                        (352)
            3                  MIB 30              September 2001                      472,905                       44,879
           22                 OMX MEAN             September 2001                      165,483                        2,862
            6                 SFE SPI              September 2001                      257,766                       13,319
           30                 S&P 500              September 2001                    8,513,250                      932,687
           22                TSE TOPIX             September 2001                    2,024,285                      355,014
                                                                                                       ---------------------
                                                                                                     $            1,794,560
                                                                                                       =====================

     At August 31, 2001, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS

                                                                                                               NET UNREALIZED
          SETTLEMENT                                         UNITS                                              APPRECIATION
             DATE              DELIVER/RECEIVE            OF CURRENCY                 VALUE                    (DEPRECIATION)
      --------------------  ----------------------   ----------------------    ---------------------        ---------------------
        Buys
                 10/26/01            AUD                           692,658   $              363,680       $               13,680
                 09/21/01            CHF                         1,761,950                1,055,770                       55,770
                 09/21/01            DKK                         2,432,842                  296,648                        6,648
                 09/21/01            EUR                         6,617,628                6,009,128                      319,129
                 09/21/01            GBP                         2,286,597                3,314,890                       70,791
                 10/26/01            HKD                         3,120,740                  400,213                          213
                 10/26/01            JPY                       484,775,000                4,094,065                      (5,935)
                 09/21/01            SEK                         4,208,680                  402,639                        2,639
                 10/26/01            SGD                           341,715                  196,549                        6,549
                                                                                                            ---------------------
                                                                                                          $              469,484
                                                                                                            =====================

      Sales
                 10/26/01            AUD                         1,146,417   $              601,926       $             (20,116)
                 09/21/01            CHF                         2,671,908                1,601,021                     (22,278)
                 09/21/01            DKK                         3,044,860                  371,274                      (2,082)
                 09/21/01            EUR                         9,564,351                8,684,896                    (119,422)
                 09/21/01            GBP                         3,410,611                4,944,380                     (66,676)
                 10/26/01            HKD                         4,424,974                  567,471                        (352)
                 10/26/01            JPY                       678,270,710                5,728,193                     (64,293)
                 09/21/01            NOK                           790,000                   88,963                      (3,539)
                 09/21/01            SEK                         5,907,678                  565,180                       15,222
                 10/26/01            SGD                           341,040                  196,161                      (4,888)
                                                                                                            ---------------------
                                                                                                          $            (288,424)
                                                                                                            =====================

         Currency Abbreviations:

          AUD      Australian Dollar            HKD      Hong Kong Dollar
          CHF      Swiss Franc                  JPY      Japanese Yen
          DKK      Danish Krona                 NOK      Norwegian Kroner
          EUR      Euro                         SEK      Swedish Krona
          GBP      British Pound                SGD      Singapore Dollar

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCKS - 93.1%
                    AUSTRALIA - 0.3%
        100,187     Mayne Nickless Ltd                                                                           329,576
         23,037     Mirvac Group Ltd                                                                              48,349
         81,846     Origin Energy Ltd                                                                            137,763
         40,132     Santos Ltd                                                                                   134,974
                                                                                                     --------------------
                                                                                                                 650,662
                                                                                                     --------------------
                    AUSTRIA - 5.5%
            747     Allgemeine Baugesellschaft AG                                                                 74,639
            587     Austria Tabakwerke AG                                                                         45,082
         59,941     Austrian Airlines                                                                            631,590
         10,439     Bau Holdings AG                                                                              266,452
         65,259     Boehler Uddeholm (Bearer)                                                                  2,861,350
         11,136     Brau Union AG                                                                                435,265
         19,766     BWT AG                                                                                       562,872
          2,890     Energie-Versorgung Niederoesterreich AG                                                      107,867
         48,725     Flughafen Wien AG                                                                          1,622,991
         43,755     Mayr-Melnhof Karton AG (Bearer)                                                            2,152,184
         11,552     Oesterreichische Brau Beteiligungs AG                                                        469,573
         32,043     RHI AG                                                                                       605,410
         50,399     VA Technologie AG (Bearer)                                                                 1,497,004
         25,930     Voest-Alpine Stahl AG                                                                        777,266
            226     Wiener Allianz Versicherungs AG*                                                              22,582
         11,398     Wolford AG*                                                                                  188,431
                                                                                                     --------------------
                                                                                                              12,320,558
                                                                                                     --------------------
                    BELGIUM - 3.1%
         15,528     AGFA-Gevaert NV                                                                              211,573
          3,825     Arbed SA                                                                                     390,179
          3,972     Barco NV                                                                                     155,576
          5,600     Bekaert SA                                                                                   204,996
         15,192     Colruyt SA                                                                                   635,750
          4,071     Compagnie Maritime Belge SA                                                                  214,478
         48,621     Delhaize-Le Lion                                                                           2,822,136
            533     D'ieteren NV                                                                                  93,877
         11,850     GIB Holdings Ltd                                                                             540,350
          5,619     Sofina SA                                                                                    225,598
          4,655     Solvay Et Cie                                                                                266,387

                 See accompanying notes to the financial statements.           1

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    BELGIUM - CONTINUED
         10,447     Tessenderlo Chemie                                                                           255,268
         22,858     Union Miniere NPV                                                                            955,724
                                                                                                     --------------------
                                                                                                               6,971,892
                                                                                                     --------------------
                    CANADA - 5.0%
        107,800     Air Canada Corp*                                                                             449,949
         61,100     Brascan Corp                                                                               1,113,525
         42,600     CAE Inc                                                                                      347,649
         11,300     Cameco Corp                                                                                  259,519
         41,400     Canadian Tire Corp Ltd Class A                                                               707,761
         15,060     Cott Corp*                                                                                   199,654
         35,800     Dofasco Inc                                                                                  582,001
         29,500     Extendicare Inc*                                                                             145,587
          2,600     Fairfax Financial Hldgs Ltd*                                                                 388,298
         53,200     Hudsons Bay Co                                                                               609,873
         11,600     Linamar Corp*                                                                                104,019
         27,300     MDS Inc                                                                                      334,624
         54,600     Methanex Corp*                                                                               359,280
         16,800     Mitel Corp*                                                                                  153,358
         11,800     Moore Corp Ltd                                                                                91,349
         60,900     National Bank of Canada*                                                                   1,158,990
         66,600     Onex Corp                                                                                    846,840
          7,300     Potash Corp of Saskatchewan                                                                  460,812
         50,900     Quebecor Inc Class B*                                                                        738,823
          8,100     Sobeys Inc                                                                                   133,302
         10,400     Teck Corp Class B                                                                             81,853
         13,800     Torstar Corp Class B                                                                         166,925
         18,400     TransAlta Corp                                                                               293,788
         61,100     Westcoast Energy Inc                                                                       1,448,568
                                                                                                     --------------------
                                                                                                              11,176,347
                                                                                                     --------------------
                    CHINA - 0.6%
      4,567,200     Denway Investment Ltd*                                                                     1,258,940
                                                                                                     --------------------

                    DENMARK - 0.0%
            800     Hafnia Holdings (Registered) Class A (c) (d)*                                                      1
                                                                                                     --------------------

                    FINLAND - 0.8%
          4,200     Asko Oyj                                                                                      67,145
         21,500     Finnair Class A                                                                               91,789

2                 See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    FINLAND - CONTINUED
          3,100     Finnilines                                                                                    62,794
          8,500     Huhtamaki Oyj Class I                                                                        270,234
          9,500     Instrumentarium Oyj                                                                          340,858
         13,100     Kesko Oyj                                                                                    110,069
          2,400     Metra AB Class A                                                                              44,713
         16,200     Metra AB Class B                                                                             309,021
         19,429     Rautaruukki Oyj                                                                               73,241
         55,200     Sponda Oyj                                                                                   238,169
          3,200     Stockmann AB Class A                                                                          30,898
          5,947     Stockmann AB Class B                                                                          58,341
                                                                                                     --------------------
                                                                                                               1,697,272
                                                                                                     --------------------
                    FRANCE - 10.6%
         99,529     Air France                                                                                 1,639,082
          9,101     Alstom                                                                                       247,511
          2,607     Altran Technologies SA                                                                       124,560
          1,997     Atos SA*                                                                                     159,448
         16,167     Beghin-Say*                                                                                  572,726
         13,177     BIC SA                                                                                       529,164
         16,167     Cereol*                                                                                      395,769
         16,167     Cerestar*                                                                                    429,692
          1,396     Club Mediterranee SA                                                                          79,571
         13,893     Compagnie Generale d'Industrie et de Participations                                          437,273
          1,835     Credit National                                                                              169,016
          1,235     Eiffage SA                                                                                    83,575
          4,770     Essilor International*                                                                     1,427,234
        109,456     Euro Disney SCA*                                                                              93,459
         46,092     Eurotunnel SA Units (Bearer)*                                                                 43,542
            730     Groupe Andre*                                                                                 86,534
          8,906     Havas Advertising                                                                             82,516
          4,679     Hermes International                                                                         689,803
          4,330     Imetal                                                                                       448,380
          7,052     Infogrames Entertainment*                                                                    108,769
          3,433     M6-Metropole Television                                                                       85,755
         99,979     Michelin SA Class B                                                                        3,128,609
         18,065     Moulinex*                                                                                     42,992
         19,583     Pechiney SA Class A                                                                          965,900
         37,252     Pernod Ricard                                                                              2,840,688
         16,167     Provimi SA*                                                                                  251,119

                 See accompanying notes to the financial statements.           3

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    FRANCE - CONTINUED
          9,518     Remy Cointreau SA                                                                            288,593
         62,052     Rhodia SA                                                                                    662,288
         18,742     SCOR SA                                                                                      844,405
          2,210     Seb SA                                                                                       104,689
            750     Simco Union Habit (Registered)                                                                53,138
         11,675     Societe Eurafrance SA                                                                        678,719
          2,616     Sodexho Alliance SA                                                                          125,941
          1,267     Technip SA                                                                                   187,363
          2,385     Union du Credit-Bail Immobilier                                                              129,768
        245,026     Usinor Sacilor                                                                             2,730,926
         31,804     Valeo SA                                                                                   1,418,458
          3,543     Vallourec                                                                                    172,983
         19,953     Vinci                                                                                      1,265,077
            293     Zodiac SA                                                                                     67,069
                                                                                                     --------------------
                                                                                                              23,892,104
                                                                                                     --------------------
                    GERMANY - 9.3%
         66,330     Adidas Salomon AG                                                                          4,476,639
        106,300     AGIV AG                                                                                    1,088,204
          3,244     Altana AG                                                                                    160,300
            750     AMB Aachener & Muenchener Beteiligungs AG                                                     80,389
          6,800     AVA Allg Handels DER Verbrau                                                                 237,806
          7,284     Axa Colonia Konzern AG                                                                       678,183
         64,470     Bankgesellschaft Berlin AG*                                                                  368,936
         14,750     Bayerische Hypotheken und Wechsel-Bank AG                                                    452,858
         38,670     Berliner Kraft & Licht AG Class A                                                            498,788
         64,450     Bilfinger & Berger                                                                         1,141,592
         39,010     Buderus AG                                                                                   845,118
          8,244     Celanese AG                                                                                  140,783
        122,980     Continental AG                                                                             1,630,950
         16,270     DBV-Winterthur Holding                                                                       591,154
         19,290     Douglas Holdings AG                                                                          568,591
          9,591     Escada AG                                                                                    235,224
         61,840     FAG Kugelfischer                                                                             405,564
          8,260     Gehe AG                                                                                      354,140
          1,936     Hannover Rueckversicherungs AG                                                               149,478
         18,095     Heidelberg Port-Zement                                                                       813,611
         26,680     Hochtief AG                                                                                  391,392
         76,470     Holzmann (Philipp)*                                                                          833,538

4                 See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    GERMANY - CONTINUED
         17,600     IKB Deutsche Industriebank AG                                                                246,199
         44,475     IWKA AG                                                                                      504,986
          7,050     Karstadt Quelle AG                                                                           240,145
         29,450     MAN AG                                                                                       660,747
         83,390     Metallgesellschaft                                                                           621,128
         35,920     Schwarz Pharma AG                                                                            998,415
          6,520     SGL Carbon AG*                                                                               185,372
          2,286     Springer (Axel) Verlag AG                                                                    141,201
         42,237     Suedzucker AG                                                                                502,211
          5,835     Vereins Und Westbank                                                                         159,007
         11,533     Wella AG                                                                                     539,514
                                                                                                     --------------------
                                                                                                              20,942,163
                                                                                                     --------------------
                    HONG KONG - 3.1%
        424,500     Amoy Properties Ltd                                                                          457,166
        176,000     Asia Satellite Telecom                                                                       256,109
        488,000     Chinese Estates Holdings Ltd*                                                                 46,299
         66,000     Cross Harbour Tunnel Co Ltd                                                                   26,231
         11,200     Dah Sing Financial Services                                                                   56,145
        666,000     Elec & Eltek International Holdings Ltd                                                       79,410
         92,000     Esprit Holdings Ltd                                                                          102,618
        234,000     Goldlion Holdings Ltd                                                                         11,250
        152,000     Great Eagle Holdings Ltd                                                                     188,056
      3,892,000     Guangdong Investments Ltd*                                                                   324,342
        312,000     Guoco Group                                                                                1,856,048
        427,000     Hang Lung Development Co Ltd                                                                 416,062
        349,000     Henderson Investment Ltd                                                                     286,366
        515,200     HKR International Ltd                                                                        156,876
         85,500     Hong Kong Aircraft Engineering Co Ltd                                                        141,956
        335,000     Hopewell Holdings Ltd                                                                        172,873
        442,000     Hysan Development Co Ltd                                                                     447,678
         21,600     Kowloon Motor Bus Holdings Ltd                                                                68,817
        298,000     Kumagai Gumi Ltd*                                                                             34,768
      3,378,000     Lippo China Resources Ltd*                                                                    60,632
         98,000     Mandarin Oriental ADR                                                                         50,960
        551,000     New World Infrastructure                                                                     289,636
        728,000     Shun Tak Holdings Ltd                                                                         84,936
      1,210,000     Sino Land                                                                                    442,127
        900,000     South China Morning Post Ltd                                                                 519,244

                 See accompanying notes to the financial statements.           5

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    HONG KONG - CONTINUED
      3,146,000     Top Glory International Holdings*                                                            195,622
        143,000     Wheelock and Co Ltd                                                                          122,836
         67,000     Yue Yuen Industrial Holdings                                                                 128,849
                                                                                                     --------------------
                                                                                                               7,023,912
                                                                                                     --------------------
                    ITALY - 1.0%
        102,000     Fornara SPA (d)*                                                                                   -
        213,400     Grassetto SPA (d)*                                                                             1,938
         62,250     Holding di Partecipazioni                                                                    255,582
         85,800     Parmalat Finanziaria SPA                                                                     238,485
        109,280     Recordati SPA                                                                              1,643,820
                                                                                                     --------------------
                                                                                                               2,139,825
                                                                                                     --------------------
                    JAPAN - 23.8%
         20,000     Amada Co Ltd                                                                                 105,542
         23,000     Amano Corp                                                                                   156,548
         14,000     Anritsu Corp                                                                                 121,407
         46,800     Aoyama Trading                                                                               613,487
          4,600     Asatsu-DK Inc                                                                                 91,610
          8,000     Bandai Co                                                                                    227,217
         42,000     Brother Industries Ltd                                                                       136,935
         28,000     Canon Sales Co Inc                                                                           217,167
         15,000     Casio Computer Co Ltd                                                                         88,358
         60,000     Chiyoda Corp*                                                                                106,886
          2,000     Chudenko Corp                                                                                 31,931
        483,000     Cosmo Oil Co Ltd                                                                           1,319,062
         11,500     CSK Corp                                                                                     277,824
         43,000     Daicel Chemical Industries Ltd                                                               142,725
        174,000     Daido Steel Co Ltd                                                                           447,410
        365,000     Daiei Inc*                                                                                   723,835
         24,000     Daimaru Inc                                                                                  102,651
         18,000     Dainippon Pharmaceutical Co Ltd                                                              191,337
         26,000     Dainippon Screen Manufacturing Co Ltd                                                         90,450
         22,000     Daio Paper Corp                                                                              183,387
         24,100     Daito Trust Construction Co Ltd                                                              374,648
         30,000     Denki Kagaku Kogyo                                                                            68,821
          3,000     Denny's Japan Co Ltd                                                                          49,763
        127,000     Dowa Mining Co                                                                               380,984
         51,000     Ezaki Glico Co Ltd                                                                           299,130
         20,000     Fujikura Ltd                                                                                 106,718

6                 See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    JAPAN - CONTINUED
         23,000     Fujitec Co                                                                                    89,870
         30,000     Fukuyama Transporting Co Ltd                                                                 109,407
         33,000     Furukawa Co Ltd                                                                               47,141
         86,000     Gunze Ltd                                                                                    321,583
          2,000     H I S Co Ltd                                                                                  40,334
         34,000     Hankyu Department Stores Inc                                                                 188,564
        520,000     Haseko Corp*                                                                                 166,043
         85,000     Hino Motors*                                                                                 335,700
          6,000     Hitachi Maxell Ltd                                                                            78,652
         43,000     Hitachi Metals Ltd                                                                           125,743
        480,000     Hitachi Zosen Corp*                                                                          403,344
         12,000     Hokuetsu Paper Mills                                                                          74,619
         29,000     House Foods Corp                                                                             327,516
          9,000     Ibiden Co Ltd                                                                                 98,542
         22,000     INAX Corp                                                                                    144,011
          7,000     Isetan Co Ltd                                                                                 64,703
         92,000     Ishikawajima-Harima Heavy Industries                                                         245,065
        191,000     Isuzu Motors Ltd*                                                                            295,315
         54,000     Itoham Foods Inc                                                                             195,118
         28,000     Izumiya Co Ltd                                                                                98,114
         13,000     Japan Airport Terminal Co Ltd                                                                125,843
      1,630,000     Japan Energy Co Ltd                                                                        3,177,682
         17,000     Japan Radio Co*                                                                               63,569
         48,000     Japan Securities Finance Co                                                                  178,278
         64,000     Japan Steel Works Ltd*                                                                       107,021
         16,000     Japan Synthetic Rubber Co Ltd                                                                 97,475
        199,000     JGC Corp                                                                                   1,747,448
        213,000     Kajima Corp                                                                                  676,560
          8,000     Kaken Pharmaceutical Co Ltd                                                                   64,065
        107,000     Kamigumi Co Ltd                                                                              495,416
         92,000     Kandenko Co                                                                                  459,208
          5,400     Katokichi Co Ltd                                                                             118,205
        886,000     Kawasaki Heavy Industries Ltd*                                                             1,392,227
         27,000     Keihin Electric Express Railway Co Ltd                                                       130,230
         16,000     Kikkoman Corp                                                                                107,155
         15,000     Kissei Pharmaceutical Co Ltd                                                                 219,571
      1,035,000     Kobe Steel Ltd*                                                                              582,707
          5,000     Kokuyo Co Ltd                                                                                 49,998

                 See accompanying notes to the financial statements.           7

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    JAPAN - CONTINUED
          7,000     Komori Corp                                                                                   88,173
         70,000     Konica Corp                                                                                  415,277
         12,000     Koyo Seiko Co Ltd                                                                             57,880
         60,000     Kureha Chemical Industry Co Ltd                                                              194,109
         10,000     Kyowa Exeo Corp                                                                               85,291
         21,000     Kyudenko Corp                                                                                 76,409
         34,000     Lion Corp                                                                                    137,137
        133,000     Maeda Corp                                                                                   644,855
         53,000     Maeda Road Construction                                                                      225,797
         26,000     Makino Milling Machine Co Ltd                                                                100,063
         17,000     Makita Corp                                                                                  107,424
        107,000     Maruzen Co Ltd*                                                                              337,171
         35,000     Meiji Milk Products                                                                          137,347
         19,000     Meiji Seika Kaisha Ltd                                                                        98,189
        154,000     Minolta Co Ltd                                                                               535,742
        152,000     Mitsubishi Gas Chemical Co Inc                                                               448,317
         93,000     Mitsubishi Paper Mills Ltd                                                                   163,329
        320,000     Mitsui Engineer & Shipbuilding*                                                              518,970
         39,000     Mitsukoshi Ltd                                                                               135,347
          5,000     Mitsumi Electric Co Ltd                                                                       70,165
         13,000     Mochida Pharmaceutical                                                                        92,635
          9,000     Mori Seiki Co Ltd                                                                             72,224
        442,000     Mycal Co Ltd                                                                                 349,128
         43,000     Nagase & Co                                                                                  210,294
         36,000     Nagoya Railroad Co Ltd                                                                       104,668
         34,000     Nankai Electric Railway Co Ltd                                                               105,710
        164,000     New Japan Securities Co Ltd                                                                  421,697
         11,300     Nichicon Corp                                                                                143,096
         79,000     Nichiei Co Ltd (Kyoto)*                                                                      737,524
          2,500     Nichii Gakkan Co                                                                             115,962
         43,000     Nichimen Corp*                                                                                55,283
         26,000     Nichirei                                                                                     104,870
         34,000     Nichiro Corp                                                                                  61,140
         42,000     Nippon Chemi-Con Corporation                                                                 173,287
          8,000     Nippon Fire & Marine Insurance                                                                31,730
         45,000     Nippon Hodo Co                                                                               228,016
         54,000     Nippon Kayaku Co Ltd                                                                         248,662
        390,000     Nippon Light Metal*                                                                          389,984

8                 See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    JAPAN - CONTINUED
         23,000     Nippon Paint Co                                                                               68,417
        315,000     Nippon Shinpan Co*                                                                           653,796
         22,000     Nippon Shokubai Corp                                                                          94,282
         72,000     Nippon Soda Co Ltd                                                                           209,336
        172,000     Nippon Suisan Kaisha Ltd                                                                     320,860
        199,000     Nishimatsu Construction                                                                      984,925
         84,000     Nissan Fire & Marine Insurance Co Ltd                                                        426,335
         52,000     Nisshin Oil Mills Ltd                                                                        151,624
        492,000     Nisshin Steel Co Ltd                                                                         421,697
         24,000     Nisshinbo Industries Inc                                                                     124,835
        829,000     Nissho Iwai Corp*                                                                          1,024,016
         55,000     Nitto Boseki Co Ltd                                                                           78,106
      1,319,000     NKK Corp*                                                                                  1,219,192
         20,000     Noritake Co Ltd                                                                               86,551
         35,000     Okamoto Industries Inc                                                                        82,644
         38,000     Okumura Corp                                                                                 158,061
        381,600     Onoda Cement Co Ltd                                                                        1,022,902
         36,000     Onward Kashiyama Co Ltd                                                                      363,010
        412,000     Orient Corp*                                                                                 595,471
         16,000     Q.P. Corp                                                                                    154,212
        273,000     Renown Inc*                                                                                  185,816
          5,000     Rinnai Corp                                                                                  108,819
         22,000     Royal Co Ltd                                                                                 210,008
         51,000     Ryobi Ltd*                                                                                    69,426
         10,000     Ryosan Co                                                                                    130,079
         20,000     Sanden Corp                                                                                   64,367
         21,000     Sanki Engineering                                                                            119,289
         69,000     Sankyo Aluminum Industry Co Ltd*                                                              40,007
         14,000     Sanrio Co Ltd                                                                                156,464
          6,000     Santen Pharmaceutical                                                                        108,147
        145,000     Sanyo Securities Co Ltd (c) (d)*                                                               1,218
             29     Sapporo Hokuyo Holdings Inc*                                                                 147,187
         61,000     Seino Transportation Co Ltd                                                                  322,928
        247,000     Sekisui Chemical                                                                             850,973
          7,800     Shimachu Co                                                                                  124,533
        146,000     Shimizu Corp                                                                                 652,678
          2,030     Shohkoh Fund & Co                                                                            241,884
        325,000     Showa Denko*                                                                                 390,530

                 See accompanying notes to the financial statements.           9

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    JAPAN - CONTINUED
         43,000     Showa Electric Wire & Cable                                                                   58,174
        146,000     Showa Shell Sekiyu                                                                         1,052,628
         79,000     Snow Brand Milk Products Co Ltd*                                                             255,578
         44,000     Stanley Electric Co Ltd                                                                      318,340
          8,000     Sumitomo Bakelite Co Ltd                                                                      46,183
        538,000     Sumitomo Metal Industries*                                                                   302,895
         73,000     Sumitomo Metal Mining Co Ltd                                                                 265,611
        104,000     Sumitomo Osaka Cement Co Ltd                                                                 200,126
        228,000     Sumitomo Realty and Development Co Ltd                                                     1,611,260
         59,000     Sumitomo Rubber Industries                                                                   308,374
        750,000     Taisei Corp                                                                                2,262,493
         27,000     Takara Standard Co                                                                           111,172
         21,000     Takashimaya Co Ltd                                                                           142,759
         13,000     Tanabe Seiyaku Co Ltd                                                                        139,826
         52,000     Teikoku Oil Co Ltd                                                                           238,141
         69,000     The Dai-Tokyo Fire & Marine Insurance Co                                                     255,115
        117,000     Toda Corp                                                                                    434,553
         52,000     Tokai Carbon Co Ltd                                                                          104,870
         35,000     Tokuyama Corp                                                                                110,584
        115,000     Tokyo Electric Co Ltd                                                                        328,558
        127,000     Tokyo Ink Manufacturing Co Ltd                                                               319,087
         50,500     Tokyo Steel Manufacturing Co                                                                 203,689
         30,000     Tokyo Style Co Ltd                                                                           314,609
         83,000     Tokyu Land Corp*                                                                             184,824
         36,000     Toshiba Ceramics Co Ltd                                                                       91,660
         35,000     Toshiba Tungaloy Co Ltd                                                                       87,937
         10,000     Toyo Suisan Kaisha                                                                           106,550
         36,000     Tsubakimoto Chain                                                                            116,466
         20,000     UNY Co Ltd                                                                                   213,436
        162,000     Victor Co of Japan Ltd                                                                       858,972
         49,000     Wacoal Corp                                                                                  514,684
         11,000     Yakult Honsha Co Ltd                                                                         125,247
          2,400     Yamada Denki Co Ltd                                                                          163,960
         52,000     Yamaha Corp                                                                                  527,406
         44,000     Yamaha Motor Co                                                                              317,230
         12,000     Yamatake Honeywell                                                                           102,046
         62,000     Yodogawa Steel Works                                                                         133,373

10                 See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    JAPAN - CONTINUED
         16,000     Yokogawa Electric Corp                                                                       108,096
        142,000     Yokohama Rubber Co*                                                                          402,118
                                                                                                     --------------------
                                                                                                              53,724,032
                                                                                                     --------------------
                    MALAYSIA - 0.0%
        357,000     Promet Berhad (d)*                                                                               939
        312,000     Rekapacific Berhad (d)*                                                                          821
                                                                                                     --------------------
                                                                                                                   1,760
                                                                                                     --------------------
                    SINGAPORE - 0.3%
        152,000     Aztech Systems Ltd*                                                                           12,656
        179,000     Comfort Group                                                                                 68,352
        385,000     Goldtron*                                                                                      8,843
        263,000     Hotel Properties Ltd                                                                         208,407
         66,000     Marco Polo Developments Ltd                                                                   71,628
         15,057     Van Der Horst Ltd (c) (d)*                                                                     6,414
        236,000     Want Want Holdings                                                                           377,600
                                                                                                     --------------------
                                                                                                                 753,900
                                                                                                     --------------------
                    SPAIN - 0.1%
         12,544     Grupo Dragados SA                                                                            175,473
                                                                                                     --------------------

                    SWEDEN - 2.9%
          9,932     Assi Doman                                                                                   221,938
          6,000     Custos AB                                                                                    148,717
         11,000     Drott AB Class B                                                                             112,112
        148,448     Gambro AB Class A                                                                            951,827
        158,112     Gambro AB Class B                                                                          1,006,225
         14,700     Getinge Industrier AB Class B                                                                233,525
          5,134     Industrivarden AB Class A                                                                     82,542
          3,710     Kinnevik Investment Class B                                                                   62,488
         49,870     Mo Och Domsjo AB Class B                                                                   1,026,092
          4,350     OM Gruppen AB                                                                                 38,715
         10,200     SAAB AB Class B                                                                               94,197
         47,600     Skanska AB Class B                                                                           339,369
         14,170     SSAB Swedish Steel Class A                                                                   124,757
         16,219     Svedala Industries*                                                                          282,491
          8,635     Svenska Kullagerfabriken AB                                                                  128,086
        168,200     Swedish Match AB                                                                             828,976
          2,411     Transcom Worldwide Class B*                                                                    3,230
          1,298     Transcom Worldwide*                                                                            1,739

                 See accompanying notes to the financial statements.          11

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    SWEDEN - CONTINUED
         85,500     Trelleborg AB Class B                                                                        695,494
         24,100     WM-Data AB Class B                                                                            54,661
                                                                                                     --------------------
                                                                                                               6,437,181
                                                                                                     --------------------
                    SWITZERLAND - 4.3%
          4,393     Ascom Holding AG                                                                             105,281
            665     Banque Cantonale Vaudoise (Bearer)                                                           177,700
          5,253     BK Vision AG (Bearer)*                                                                     1,148,764
             60     Bobst AG (Registered)                                                                         43,498
            113     Bobst SA (Bearer)                                                                            160,795
             23     Ems-Chemie Holding AG (Bearer)*                                                              100,734
          1,252     Forbo Holdings AG (Registered)                                                               465,079
            211     Helvetia Patria Holding                                                                      188,365
            179     Hilti AG (Participating Certificate)                                                         128,696
            258     Intershop Holdings AG (Bearer)                                                               140,976
            120     Jelmoli (Bearer)                                                                             147,389
            190     Jelmoli (Registered)                                                                          46,218
          2,829     Kuoni Reisen Holdings AG (Registered)                                                        723,755
          6,730     Logitech International SA*                                                                   186,491
            155     Lonza AG                                                                                      94,817
          1,783     Merkur Holding AG (Registered)                                                               323,687
             50     Motor-Columbus (Bearer)                                                                       68,901
            848     Movenpick Holdings (Bearer)                                                                  350,571
            985     Oerlikon-Buhrle (Registered)                                                                 101,507
            621     Pargesa Holdings SA (Bearer)                                                               1,462,599
          5,425     Pharma Vision 2000 AG*                                                                       669,573
            425     Rieter Holding AG (Registered)                                                               105,165
         20,068     SAir Group (Registered)*                                                                   1,112,785
             70     Schindler-Holding AG (Participating Certificates)                                             94,365
             42     Schindler-Holding AG (Registered)                                                             55,487
          2,508     SIG Holding AG                                                                               210,371
            457     Sika Finanz AG (Bearer)                                                                      102,678
          1,085     Societe Generale de Surveillance Holding SA (Registered)                                     177,469
            780     Sulzer Gebrueder AG (Registered)                                                             149,546
            364     Sulzer Medica AG                                                                              27,261
            714     Verwalt & Privat-Bank AG                                                                     134,112
         18,900     Vontobel Holdings AG                                                                         518,630
            990     Zellweger Luwa AG*                                                                            50,418
                                                                                                     --------------------
                                                                                                               9,573,683
                                                                                                     --------------------

12                 See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    UNITED KINGDOM - 22.4%
         96,826     Aegis Group Plc                                                                              159,401
         28,854     Airtours Plc                                                                                 107,767
        113,835     Alliance & Leicester Plc                                                                   1,315,942
        181,991     AMEC                                                                                       1,227,455
         48,469     Arriva Plc                                                                                   252,384
         80,846     Associated British Food                                                                      553,775
         27,313     Associated British Ports                                                                     174,707
        204,728     AWG Plc*                                                                                   1,725,266
        171,467     Barratt Development                                                                          925,180
        148,173     Berisford International                                                                      243,931
        306,840     BICC Group                                                                                   867,859
         30,196     Bodycote International Plc                                                                   115,626
        131,240     BPB Industries Plc                                                                           483,507
         20,893     Britannic Plc                                                                                277,132
        244,100     British Energy Plc                                                                         1,132,976
         16,569     British Land Co                                                                              120,163
         17,411     Bunzl Co                                                                                     115,031
         20,333     Capita Group Plc                                                                             129,175
        322,713     Caradon Plc                                                                                  704,459
         21,636     Cattle's Plc                                                                                  88,026
         43,002     Charter Plc (Registered)                                                                     121,626
         43,710     Christian Salvesen Plc                                                                        75,128
        375,227     Coats Viyella                                                                                303,418
         10,866     Cobham Group Plc                                                                             178,252
        127,421     Cookson Group                                                                                246,732
      1,780,267     Corus Group Plc*                                                                           1,652,601
         56,121     De Vere Group Plc                                                                            244,202
        213,150     Debenhams Plc                                                                              1,317,809
         65,330     Delta Plc                                                                                    124,607
         13,761     Electrocomponents Plc                                                                        105,187
        213,574     Elementis Plc*                                                                               175,025
         11,046     Enterprise Oil                                                                                94,528
         51,962     Express Dairies Plc                                                                           23,741
         48,533     Firstgroup Plc                                                                               252,013
        192,515     Gallaher Group Plc                                                                         1,323,566
         72,141     Great Portland Estates Plc                                                                   288,798
         20,876     Hammerson Plc                                                                                149,733
        142,677     IMI Plc                                                                                      461,489

                 See accompanying notes to the financial statements.          13

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    UNITED KINGDOM - CONTINUED
         74,099     Inchcape Plc                                                                                 581,987
         54,477     Independent Insurance Group Plc                                                                  790
         59,234     Jarvis Plc                                                                                   429,365
          9,844     Johnson Matthey                                                                              142,782
        112,426     Laird Group                                                                                  310,645
         73,980     Lex Service                                                                                  585,881
          8,250     Lonrho Plc                                                                                   107,098
         25,132     MAN Group Plc                                                                                339,010
        260,260     MFI Furniture Group                                                                          471,868
        149,085     Morgan Crucible                                                                              564,387
         98,120     Mothercare Plc                                                                               449,725
        259,097     New Securicor Plc                                                                            599,413
         65,139     Next Plc                                                                                     892,844
        347,730     Northern Foods Plc                                                                           743,938
        235,558     Northern Rock Plc                                                                          2,067,074
          6,119     Ocean Group Plc                                                                               65,145
        164,220     Pilkington                                                                                   267,967
         36,206     Premier Farnell Plc                                                                          138,902
         44,263     Provident Financial Plc                                                                      414,419
        223,843     Rank Group Plc                                                                               741,066
        297,882     Rexam Plc                                                                                  1,533,823
         43,954     RMC Group                                                                                    436,709
        121,400     Safeway Plc                                                                                  618,937
        258,379     Scottish & Newcastle Plc                                                                   1,952,530
        349,885     Severn Trent Plc                                                                           3,831,555
         24,706     Slough Estates                                                                               130,976
         78,961     Smith & Nephew Plc                                                                           412,304
        131,810     Smith (WH) Group Plc                                                                       1,009,451
        385,222     Somerfield Plc*                                                                              697,035
         95,554     Southwest Water                                                                              891,174
         74,917     St James's Place Capital                                                                     422,157
        394,536     Stagecoach Holdings Plc                                                                      486,417
        158,173     Tate & Lyle                                                                                  630,911
        648,838     Taylor Woodrow Plc                                                                         1,844,570
        373,088     Tomkins Plc                                                                                  984,885
         65,629     Transport Development Group Plc                                                              218,465
         52,190     Uniq Plc                                                                                     147,613
        146,422     United Utilities                                                                           1,337,980

14                 See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES          DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    UNITED KINGDOM - CONTINUED
         96,926     Viglen Technology Plc (Entitlement Letters) (d)*                                                   -
         76,848     Whitbread Plc                                                                                679,932
        110,760     Wilson (Connolly) Holdings                                                                   283,551
        428,939     Wimpey (George)                                                                            1,343,854
         95,022     Wolseley                                                                                     707,730
        382,645     Yorkshire Water                                                                            2,190,892
                                                                                                     --------------------
                                                                                                              50,565,974
                                                                                                     --------------------
                    UNITED STATES - 0.0%
         58,000     Echo Bay Mines Ltd*                                                                           56,125
                                                                                                     --------------------


                    TOTAL COMMON STOCKS (Cost $224,471,776)                                                  209,361,804
                                                                                                     --------------------

                    PREFERRED STOCKS - 1.5%
                    GERMANY - 1.4%
         46,500     Dyckerhoff AG (Non Voting) 5.60%                                                             762,823
          2,600     Escada AG 3.12%                                                                               64,239
          1,480     Fresenius Medical Care AG (Non Voting) 1.11%                                                 153,929
         20,500     Hugo Boss AG 2.95%                                                                           461,805
         50,547     MAN AG 3.27%                                                                                 886,147
         32,900     Rheinmetall AG 9.02%                                                                         277,928
         10,621     Wella AG 0.96%                                                                               535,441
                                                                                                     --------------------
                                                                                                               3,142,312
                                                                                                     --------------------
                    ITALY - 0.1%
          7,000     IFI Istituto Finanziario Industries 3.05%                                                    224,453
                                                                                                     --------------------


                    TOTAL PREFERRED STOCKS (Cost $3,541,713)                                                   3,366,765
                                                                                                     --------------------

                    RIGHTS & WARRANTS - 0.0%
                    FRANCE - 0.0%
         13,893     Cap Gemini SA Warrants, Expires 3/31/03*                                                       4,543
                                                                                                     --------------------

                    GERMANY - 0.0%
         42,237     Suedzucker AG Rights, Expires 9/10/01*                                                         5,755
                                                                                                     --------------------


                    TOTAL RIGHTS & WARRANTS (Cost $47,918)                                                        10,298
                                                                                                     --------------------

                 See accompanying notes to the financial statements.          15

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES/
 PAR VALUE ($)      DESCRIPTION                                                                      VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                    SHORT-TERM INVESTMENTS - 9.8%
                    CASH EQUIVALENTS - 8.4%
$     7,700,000     Royal Bank of Canada Time Deposit, 3.59%, due 9/04/01                                      7,700,000
     11,028,148     The Boston Global Investment Trust (a)                                                    11,028,148
                                                                                                     --------------------
                                                                                                              18,728,148
                                                                                                     --------------------
                    U.S. GOVERNMENT - 1.4%
$     3,200,000     U.S. Treasury Bill, 5.00%, due 11/29/01 (b)                                                3,174,775
                                                                                                     --------------------


                    TOTAL SHORT-TERM INVESTMENTS (Cost $21,890,327)                                           21,902,923
                                                                                                     --------------------

                    TOTAL INVESTMENTS - 104.4%
                       (Cost $249,951,734)                                                                   234,641,790

                    Other Assets and Liabilities (net) - (4.4%)                                               (9,822,006)
                                                                                                     --------------------

                    TOTAL NET ASSETS - 100.0%                                                    $           224,819,784
                                                                                                     ====================

16                 See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                        NOTES TO THE SCHEDULE OF INVESTMENTS

                        ADR  American Depositary Receipt

                        (a) Represents investment of security lending collateral (Note 1.)

                        (b) All or a portion of this security is held as collateral for open futures contracts (Note 6).

                        (c)  Bankrupt Issuer.

                        (d) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

                         *   Non-income producing security.


                 See accompanying notes to the financial statements.          17

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

        At August 31, 2001, industry sector diversification of the Fund's equity investments was as follows:

        INDUSTRY SECTOR

        Industrials                               23.0 %
        Consumer Discretionary                    21.4
        Materials                                 15.4
        Financials                                13.2
        Consumer Staples                          10.7
        Utilities                                  6.4
        Health Care                                4.7
        Energy                                     2.9
        Information Technology                     2.3
                                         -------------
                                                 100.0 %
                                         =============

18                 See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value, including securities on loan of $10,441,385
          (cost $249,951,734) (Note 1)                                                          $              234,641,790
     Foreign currency, at value (cost $624,334) (Note 1)                                                           632,937
     Cash                                                                                                            3,051
     Dividends and interest receivable                                                                             439,792
     Receivable for investments sold                                                                                91,460
     Net receivable for open forward foreign currency contracts (Notes 1 and 6)                                    362,639
     Foreign withholding taxes receivable                                                                          241,425
     Receivable for expenses waived or borne by Manager (Note 2)                                                    35,650
                                                                                                  -------------------------

         Total assets                                                                                          236,448,744
                                                                                                  -------------------------

LIABILITIES:
     Payable for variation margin on open futures contracts (Notes 1 and 6)                                        363,651
     Payable upon return of securities loaned (Note 1)                                                          11,028,148
     Payable to affiliate for (Note 2):
         Management fee                                                                                            116,003
         Shareholder service fee                                                                                    29,001
     Accrued expenses                                                                                               92,157
                                                                                                  -------------------------

         Total liabilities                                                                                      11,628,960
                                                                                                  -------------------------
NET ASSETS                                                                                      $              224,819,784
                                                                                                  =========================

NET ASSETS CONSIST OF:
     Paid-in capital                                                                            $              238,944,566
     Accumulated undistributed net investment income                                                             1,316,689
     Distributions in excess of net realized gains                                                              (1,035,178)
     Net unrealized depreciation                                                                               (14,406,293)
                                                                                                  -------------------------
                                                                                                $              224,819,784
                                                                                                  =========================

NET ASSETS ATTRIBUTABLE TO CLASS III SHARES                                                     $              224,819,784
                                                                                                  =========================
SHARES OUTSTANDING - CLASS III                                                                                  19,523,483
                                                                                                  =========================
NET ASSET VALUE PER SHARE - CLASS III                                                           $                    11.52
                                                                                                  =========================


                 See accompanying notes to the financial statements.          19

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends (net of foreign tax expense of $519,549)                                           $          3,873,029
     Interest (including securities lending income of $144,109)                                                439,896
                                                                                                    -------------------

         Total income                                                                                        4,312,925
                                                                                                    -------------------
EXPENSES:
     Management fee (Note 2)                                                                                   645,428
     Custodian fees                                                                                            163,392
     Audit fees                                                                                                 27,048
     Transfer agent fees                                                                                        14,260
     Legal fees                                                                                                  4,416
     Trustees fees (Note 2)                                                                                      1,380
     Registration fees                                                                                              92
     Miscellaneous                                                                                               1,564
     Fees waived or borne by Manager (Note 2)                                                                 (211,594)
                                                                                                    -------------------
                                                                                                               645,986
     Shareholder service fee - Class III (Note 2)                                                              161,357
                                                                                                    -------------------

         Net expenses                                                                                          807,343
                                                                                                    -------------------

             Net investment income                                                                           3,505,582
                                                                                                    -------------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
             Investments                                                                                      (468,268)
             Closed futures contracts                                                                          960,966
             Foreign currency, forward contracts and foreign
                currency related transactions                                                                1,406,954
                                                                                                    -------------------
                   Net realized gain                                                                         1,899,652
                                                                                                    -------------------

         Change in net unrealized appreciation (depreciation) on:
             Investments                                                                                    (2,283,247)
             Open futures contracts                                                                           (130,048)
             Foreign currency, forward contracts and foreign
                currency related transactions                                                               (1,145,857)
                                                                                                    -------------------
                Net unrealized loss                                                                         (3,559,152)
                                                                                                    -------------------

         Net realized and unrealized loss                                                                   (1,659,500)
                                                                                                    -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $          1,846,082
                                                                                                    ===================

20                 See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                                   AUGUST 31, 2001               YEAR ENDED
                                                                                     (UNAUDITED)             FEBRUARY 28, 2001
                                                                                 ---------------------      ---------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                     $            3,505,582     $            3,554,459
     Net realized gain (loss)                                                               1,899,652                 (2,097,932)
     Change in net unrealized appreciation (depreciation)                                  (3,559,152)                18,088,077
                                                                                 ---------------------      ---------------------

     Net increase in net assets resulting from operations                                   1,846,082                 19,544,604
                                                                                 ---------------------      ---------------------

Distributions to shareholders from:
     Net investment income - Class III                                                     (3,183,894)                (3,650,134)
     Net realized gains - Class III                                                            (9,648)                (9,658,143)
     In excess of net realized gains - Class III                                                    -                 (3,070,592)
                                                                                 ---------------------      ---------------------
                                                                                           (3,193,542)               (16,378,869)
                                                                                 ---------------------      ---------------------

Net share transactions - Class III (Note 5)                                                39,074,626                 10,565,121
                                                                                 ---------------------      ---------------------


     Total increase in net assets                                                          37,727,166                 13,730,856

NET ASSETS:
     Beginning of period                                                                  187,092,618                173,361,762
                                                                                 ---------------------      ---------------------

     End of period (including accumulated undistributed
         net investment income of $1,316,689 and
         $995,001, respectively)                                               $          224,819,784     $          187,092,618
                                                                                 =====================      =====================

                 See accompanying notes to the financial statements.          21

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                                   AUGUST 31, 2001     -----------------------------------------------------
                                                      (UNAUDITED)        2001       2000        1999       1998       1997
                                                      -----------      --------   --------    --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  11.68       $  11.54   $  11.02    $  12.22   $  13.46   $  12.95
                                                        --------       --------   --------    --------   --------   --------
Income (loss) from investment operations:
  Net investment income                                    0.19           0.23       0.25        0.55       0.27       0.23
  Net realized and unrealized gain (loss)                 (0.18)          1.02       0.83       (1.15)      0.42       0.55
                                                        --------       --------   --------    --------   --------   --------

    Total from investment operations                       0.01           1.25       1.08       (0.60)      0.69       0.78
                                                        --------       --------   --------    --------   --------   --------

Less distributions to shareholders from:
  Net investment income                                   (0.17)         (0.25)     (0.15)      (0.21)     (0.26)     (0.07)
  Net realized gains                                      (0.00) (d)     (0.65)     (0.41)      (0.39)     (1.67)     (0.20)
  In excess of net realized gains                             -          (0.21)         -           -          -      (0.00)(c)
                                                        --------       --------   --------    --------   --------   --------
     Total distributions                                  (0.17)         (1.11)     (0.56)      (0.60)     (1.93)     (0.27)
                                                        --------       --------   --------    --------   --------   --------

NET ASSET VALUE, END OF PERIOD                         $  11.52       $  11.68   $  11.54    $  11.02   $  12.22   $  13.46
                                                        ========       ========   ========    ========   ========   ========

TOTAL RETURN (a)                                          0.09% **      11.09%      9.62%      (5.06%)     6.92%      5.99%

RATIOS/SUPPLEMENTAL DATA:

       Net assets, end of period (000's)               $224,820       $187,093   $173,362    $158,142   $234,155   $235,653
       Net expenses to average
          daily net assets                                0.75% *        0.75%      0.75%       0.75%      0.75%      0.76% (b)
       Net investment income to average
          daily net assets                                3.26% *        2.05%      2.19%       1.67%      1.93%      1.75%
       Portfolio turnover rate                               9%            60%        55%          8%        79%        13%
       Fees and expenses voluntarily waived
          or borne by the Manager consisted
          of the following per share amounts:          $   0.01       $   0.02   $   0.03   $   0.27   $   0.12   $    0.10
       Purchase and redemption fees consisted of the
                following per share amounts: (e)       $      -   (f) $   0.04   $      -    $      -   $      -   $      -

*         Annualized
**        Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b) Includes stamp duties and taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.
(c) The distribution in excess of net realized gains was less than $.01 per share.
(d)       The distribution from net realized gains was less than $.01 per share.
(e) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.
(f)       Purchase and redemption fees were less than $.01 per share.

22                 See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the Salomon Smith Barney EMI World ex-U.S. Index.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2001.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2001 there were no open purchased option contracts.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2001.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2001, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $10,441,385 collateralized by cash in the amount of $11,028,148, which was invested in a short-term instrument.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is 1.00% of the amount invested. In the case of cash redemptions, the fee is .60% of the amount redeemed. Effective October 13, 2000, if the Manager determines that any portion of a cash purchase or redemption fee is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 28, 2001 and the six months ended August 31, 2001, the Fund received $319,515 and $400,299 in purchase premiums and $212,849 and $9,917 in redemption fees, respectively. There was no premium for reinvested distributions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $1,380. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $57,676,596 and $18,676,733, respectively.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     At August 31, 2001, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                           GROSS UNREALIZED                GROSS UNREALIZED                 NET UNREALIZED
           AGGREGATE COST                    APPRECIATION                    DEPRECIATION                    DEPRECIATION
     ----------------------------      --------------------------      -------------------------       -------------------------
            $249,951,734                      $21,414,319                    $36,724,263                     $15,309,944

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2001, 60.5% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value).
     Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED                                       YEAR ENDED
     Class III:                            AUGUST 31, 2001                                   FEBRUARY 28, 2001
                             --------------------------------------------        -------------------------------------------
                                    SHARES                 AMOUNT                      SHARES                 AMOUNT
                             ---------------------   --------------------        --------------------   --------------------
     Shares sold                        3,668,013  $          41,009,445                   3,074,100  $          34,253,049

     Shares issued to
     shareholders in
     reinvestment of
     distributions                         81,091                907,408                   1,220,075             14,014,308

     Shares repurchased                  (244,910)            (2,842,227)                 (3,297,833)           (37,702,236)
                             ---------------------   --------------------        --------------------   --------------------

     Net increase                       3,504,194  $          39,074,626                     996,342  $          10,565,121
                             =====================   ====================        ====================   ====================

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2001 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                                            NET UNREALIZED
           SETTLEMENT                                          UNITS                                         APPRECIATION
              DATE               DELIVER/RECEIVE            OF CURRENCY                 VALUE               (DEPRECIATION)
      ---------------------  -------------------------  --------------------     --------------------     --------------------
      Buys
                  10/26/01             AUD                        9,270,218    $           4,867,328    $             208,936
                  10/26/01             CAD                       14,817,848                9,552,950                   79,141
                   9/21/01             CHF                       11,591,041                6,945,415                  149,903
                   9/21/01             DKK                       90,181,800               10,996,302                  198,795
                   9/21/01             EUR                       40,359,268               36,648,181                  704,461
                   9/21/01             GPB                       21,328,855               30,920,548                  486,861
                  10/26/01             HKD                       34,528,920                4,393,462                    3,544
                  10/26/01             JPY                    2,599,159,684               21,950,657                  270,985
                   9/21/01             NOK                      103,180,249               11,619,252                  384,176
                  10/26/01             NZD                        5,820,810                2,535,478                  205,753
                   9/21/01             SEK                       73,472,390                7,029,010                 (205,503)
                  10/26/01             SGD                        1,799,190                1,034,865                   34,367
                                                                                                          --------------------
                                                                                                        $           2,521,419
                                                                                                          ====================
      Sales
                  10/26/01             AUD                        5,040,938    $           2,646,744    $             (97,254)
                  10/26/01             CAD                       17,742,462               11,438,426                  (66,817)
                   9/21/01             CHF                       13,916,354                8,338,755                 (134,840)
                   9/21/01             DKK                       18,389,720                2,242,347                  (41,396)
                   9/21/01             EUR                       25,166,510               22,852,416                 (550,631)
                   9/21/01             GBP                       27,176,203               38,397,477                 (497,013)
                  10/26/01             HKD                       68,695,632                8,809,724                   (3,805)
                  10/26/01             JPY                    4,144,680,385               35,003,027                 (612,615)
                   9/21/01             NOK                       44,560,214                5,017,979                 (200,204)
                   9/21/01             SEK                       24,506,088                2,344,466                   45,795
                                                                                                          --------------------
                                                                                                        $          (2,158,780)
                                                                                                          ====================

Currency Abbreviations:

      AUD       Australian Dollar                  HKD        Hong Kong Dollar
      CAD       Canadian Dollar                    JPY        Japanese Yen
      CHF       Swiss Franc                        NOK        Norwegian Kroner
      DKK       Danish Krona                       NZD        New Zealand Dollar
      EUR       Euro                               SEK        Swedish Krona
      GBP       British Pound                      SGD        Singapore Dollar

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS

                                                                                                          NET UNREALIZED
          NUMBER OF                                                                                        APPRECIATION
          CONTRACTS                  TYPE               EXPIRATION DATE           CONTRACT VALUE          (DEPRECIATION)
      -------------------  -------------------------  ---------------------     -------------------      ------------------
      Buys
              48                     DAX                 September 2001       $          5,664,835     $          (664,536)
              6                   HANG SENG              September 2001                    426,472                    (166)
              13                    MIB 30               September 2001                  2,049,256                (187,767)
             477                   SFE SPI               September 2001                  2,049,256                (994,825)
              51                  SGX SIMSCI             September 2001                  1,149,733                 (15,866)
              19                  TSE TOPIX              September 2001                  1,748,246                (154,236)
                                                                                                         ------------------
                                                                                                       $        (2,017,396)
                                                                                                         ==================
      Sales
             471                    CAC40                September 2001       $         20,099,592     $         2,236,211
              20                 NEW FTSE 100            September 2001                  1,549,661                 166,262
              69                     TFE                 September 2001                  3,833,482                 132,366
                                                                                                         ------------------
                                                                                                       $         2,534,839
                                                                                                         ==================

At August 31, 2001, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

PELICAN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

PELICAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES             DESCRIPTION                                                                          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                       COMMON STOCKS - 81.1%
                       BASIC MATERIALS - 3.2%
           50,000      Abitibi-Consolidated Inc                                                                          387,500
           52,500      Archer Daniels Midland Co                                                                         705,075
           20,000      Engelhard Corp                                                                                    522,600
           12,500      Inco Ltd *                                                                                        207,750
           25,000      International Paper Co                                                                          1,003,000
           50,000      Olin Corp                                                                                         828,000
            5,000      Weyerhaeuser Co                                                                                   283,750
                                                                                                            ---------------------
                                                                                                                       3,937,675
                                                                                                            ---------------------
                       CAPITAL GOODS - 6.6%
           25,000      General Electric Co                                                                             1,024,500
           15,000      Honeywell International Inc                                                                       558,900
           10,000      Lockheed Martin Corp                                                                              398,600
           50,000      Pall Corp                                                                                       1,118,000
           12,500      Pitney Bowes Inc                                                                                  543,625
           25,000      Rockwell Collins                                                                                  508,000
           25,000      Rockwell International Corp                                                                       401,250
           20,000      Thomas & Betts Corp                                                                               428,200
            5,000      United Technologies Corp                                                                          342,000
           85,000      Waste Management Inc                                                                            2,629,050
                                                                                                            ---------------------
                                                                                                                       7,952,125
                                                                                                            ---------------------
                       COMMUNICATION SERVICES - 7.9%
           10,000      AT&T Corp                                                                                         190,400
            3,218      AT&T Wireless Services Inc *                                                                       49,879
            5,000      SBC Communications Inc                                                                            204,550
          200,000      Sprint Corp (FON Group)                                                                         4,668,000
           60,000      Verizon Communications                                                                          3,000,000
          125,000      Williams Communicatiosn Group Inc *                                                               206,250
            2,900      WorldCom Inc - MCI Group *                                                                         37,381
          100,000      WorldCom Inc - WorldCom Group                                                                   1,286,000
                                                                                                            ---------------------
                                                                                                                       9,642,460
                                                                                                            ---------------------
                       CONSUMER CYCLICALS - 8.7%
           32,500      American Greetings Corp                                                                           429,650
          125,000      Block (H&R) Inc                                                                                 4,863,750
           30,000      Federated Department Stores *                                                                   1,089,300
           10,000      General Motors Corp                                                                               547,500
           20,000      Hilton Hotels Corp                                                                                254,200
           25,000      Intermet Corp                                                                                     128,750
           25,000      Saks Inc *                                                                                        261,250
           50,000      Staples Inc *                                                                                     752,500
           75,000      Toys R Us Inc *                                                                                 1,794,750
           10,000      Wal-Mart Stores Inc                                                                               480,500
                                                                                                            ---------------------
                                                                                                                      10,602,150
                                                                                                            ---------------------

               See accompanying notes to the financial statements.             1

PELICAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES             DESCRIPTION                                                                          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                       CONSUMER STAPLES - 7.1%
            5,000      Anheuser-Busch Cos Inc                                                                            215,200
            5,000      CVS Corp                                                                                          180,550
           40,000      Eastman Kodak                                                                                   1,786,800
           40,000      Kimberly-Clark Corp                                                                             2,482,000
           45,000      Kroger Co *                                                                                     1,197,900
           12,500      Nestle SA ADR                                                                                     659,074
           15,000      Pepsi Bottling Group Inc                                                                          662,250
           50,000      R. R. Donnelley & Sons Co                                                                       1,491,000
                                                                                                            ---------------------
                                                                                                                       8,674,774
                                                                                                            ---------------------
                       ENERGY - 10.8%
           10,000      Amerada Hess Corp                                                                                 777,100
           22,500      Anadarko Petroleum Corp                                                                         1,164,375
            5,000      Baker Hughes Inc                                                                                  164,700
           10,000      Cabot Oil & Gas Corp                                                                              223,600
           50,000      Conoco Inc                                                                                      1,481,000
           12,500      Core Laboratories *                                                                               209,375
           62,500      Occidental Petroleum Corp                                                                       1,720,000
           17,500      Texaco Inc                                                                                      1,218,875
          115,000      Unocal Corp                                                                                     4,059,500
           50,000      USX - Marathon Group                                                                            1,575,500
           25,000      W-H Energy Services Inc                                                                           452,500
                                                                                                            ---------------------
                                                                                                                      13,046,525
                                                                                                            ---------------------
                       FINANCIAL - 20.1%
           12,500      ACE Ltd                                                                                           414,625
           10,000      Allstate Corp                                                                                     339,300
           50,000      Aon Corp                                                                                        1,857,500
           10,000      Bank of America Corp                                                                              615,000
            5,000      Bank One Corp                                                                                     173,450
           12,500      Boston Properties Inc - REIT                                                                      492,500
           60,000      Brandywine Realty Trust - REIT                                                                  1,347,000
           50,000      Citigroup Inc                                                                                   2,287,500
           75,000      Equity Office Properties Trust - REIT                                                           2,406,750
           37,500      Equity Residential Properties Trust - REIT                                                      2,209,125
           15,000      First Union Corp                                                                                  516,300
          150,000      JP Realty Inc - REIT                                                                            3,405,000
           37,500      J.P. Morgan Chase & Co                                                                          1,477,500
           30,000      Mack-Cali Realty Corp - REIT                                                                      867,000
           12,500      Reckson Associates Realty Corp - REIT                                                             286,250
           62,500      Summit Properties Inc - REIT                                                                    1,638,125
           32,500      United Dominion Realty Trust Inc - REIT                                                           471,250

2               See accompanying notes to the financial statements.

PELICAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES             DESCRIPTION                                                                          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                       FINANCIAL - CONTINUED
           15,000      U.S. Bancorp                                                                                      363,600
           42,500      Washington Mutual Inc                                                                           1,591,200
           25,000      Wells Fargo Co                                                                                  1,150,250
           25,000      Willis Group Holdings Ltd *                                                                       470,250
                                                                                                            ---------------------
                                                                                                                      24,379,475
                                                                                                            ---------------------
                       HEALTH CARE - 1.7%
           15,000      Abbott Laboratories                                                                               745,500
           12,500      Aetna Inc *                                                                                       373,750
           10,000      Becton Dickinson & Co                                                                             359,300
            2,500      Lilly (Eli) and Co                                                                                194,075
           10,000      Mylan Laboratories Inc                                                                            329,900
                                                                                                            ---------------------
                                                                                                                       2,002,525
                                                                                                            ---------------------
                       TECHNOLOGY - 8.4%
           55,000      Avnet Inc                                                                                       1,324,400
           87,500      Compaq Computer Corp                                                                            1,080,625
           75,000      Corning Inc                                                                                       900,750
           15,000      Electronic Data Systems Corp                                                                      884,700
           17,500      Intel Corp                                                                                        489,300
           15,000      International Business Machines Corp                                                            1,500,000
           50,000      Motorola Inc                                                                                      870,000
          150,000      Nortel Networks Corp                                                                              939,000
           30,000      Parametric Technology Corp *                                                                      218,700
          125,000      Storage Technology Corp *                                                                       1,787,500
           12,500      Unisys Corp *                                                                                     147,750
                                                                                                            ---------------------
                                                                                                                      10,142,725
                                                                                                            ---------------------
                       TRANSPORTATION - 2.3%
           12,500      AMR Corp *                                                                                        399,875
           25,000      Canadian Pacific Ltd                                                                              907,500
           10,000      Delta Air Lines Inc                                                                               386,000
           10,000      Northwest Airlines Corp *                                                                         210,800
           40,000      Ryder System Inc                                                                                  903,600
                                                                                                            ---------------------
                                                                                                                       2,807,775
                                                                                                            ---------------------
                       UTILITIES - 4.3%
           25,000      Niagara Mohawk Holdings Inc *                                                                     436,000
           25,000      Questar Corp                                                                                      566,000
           12,500      Sempra Energy                                                                                     338,625
           75,000      TXU Corp                                                                                        3,561,000
           12,500      Xcel Energy Inc                                                                                   342,500
                                                                                                            ---------------------
                                                                                                                       5,244,125
                                                                                                            ---------------------

                       TOTAL COMMON STOCKS (Cost $81,696,370)                                                         98,432,334
                                                                                                            ---------------------

               See accompanying notes to the financial statements.             3

PELICAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

    SHARES/
 PAR VALUE ($)         DESCRIPTION                                                                          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS - 8.3%
                       TECHNOLOGY - 1.4%
$       1,750,000      International Business Machines Corp, 6.50%, due 1/15/28                                        1,717,398
                                                                                                            ---------------------

                       U.S. GOVERNMENT - 6.9%
$       1,250,000      U.S. Treasury Bond, 10.75%, due 8/15/05                                                         1,538,675
$       4,500,000      U.S. Treasury Bond, 11.13%, due 8/15/03                                                         5,120,145
$       1,500,000      U.S. Treasury Note, 6.625%, due 5/15/07                                                         1,653,045
                                                                                                            ---------------------
                                                                                                                       8,311,865
                                                                                                            ---------------------

                       TOTAL DEBT OBLIGATIONS (Cost $9,539,552)                                                       10,029,263
                                                                                                            ---------------------

                       PREFERRED STOCKS - 0.5%
                       ENERGY - 0.5%
           12,500      Unocal Corp Convertible 6.25%                                                                     607,813
                                                                                                            ---------------------


                       TOTAL PREFERRED STOCKS (Cost $628,413)                                                            607,813
                                                                                                            ---------------------

                       SHORT-TERM INVESTMENTS - 9.9%
                       REPURCHASE AGREEMENT - 9.9%

$      12,010,000      State Street Bank & Trust Co. Repurchase Agreement, dated 8/31/01, due 9/04/01, with a maturity value of $12,013,336 and an effective yield of
                       2.50%, collateralized by a U.S. Treasury Obligation with a rate of 7.50%, maturity date of 2/15/05 and market value, including accrued interest, of
                       $12,252,815.                                                                                   12,010,000
                                                                                                            ---------------------



                       TOTAL SHORT-TERM INVESTMENTS (Cost $12,010,000)                                                12,010,000
                                                                                                            ---------------------

                       TOTAL INVESTMENTS - 99.8%
                          (Cost $103,874,335)                                                                        121,079,409

                       Other Assets and Liabilities - 0.2%                                                               281,263
                                                                                                            ---------------------

                       TOTAL NET ASSETS - 100.0%                                                         $           121,360,672
                                                                                                            =====================

4               See accompanying notes to the financial statements.

PELICAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                          NOTES TO THE SCHEDULE OF INVESTMENTS:

                          ADR - American Depositary Receipt

                          REIT - Real Estate Investment Trust

                          * Non-income producing security.


               See accompanying notes to the financial statements.             5

PELICAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (cost $103,874,335) (Note 1)                                    $      121,079,409
     Cash                                                                                               3,296
     Dividends and interest receivable                                                                220,135
     Receivable for investments sold                                                                  645,593
     Receivable for Fund shares sold                                                                    6,640
     Receivable for expenses waived or borne by Manager (Note 2)                                       18,414
                                                                                               ---------------

         Total assets                                                                             121,973,487
                                                                                               ---------------


LIABILITIES:
     Payable for investments purchased                                                                475,343
     Payable for Fund shares repurchased                                                                5,415
     Payable to affiliate for management fee (Note 2)                                                  78,257
     Accrued expenses                                                                                  53,800
                                                                                               ---------------

         Total liabilities                                                                            612,815
                                                                                               ---------------

NET ASSETS (equivalent to $11.04 per share based
     on 10,988,057 shares outstanding, unlimited shares authorized)                        $      121,360,672
                                                                                               ===============

NET ASSETS CONSIST OF:
     Paid-in capital                                                                       $      105,381,823
     Distributions in excess of net investment income                                              (1,048,989)
     Distributions in excess of net realized gains                                                   (177,236)
     Net unrealized appreciation                                                                   17,205,074
                                                                                               ---------------

         NET ASSETS                                                                        $      121,360,672
                                                                                               ===============

6               See accompanying notes to the financial statements.

PELICAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends (net of withholding taxes of $8,015)                                            $           1,230,899
     Interest                                                                                                441,599
                                                                                                    -----------------

         Total income                                                                                      1,672,498
                                                                                                    -----------------

EXPENSES:
     Management fee (Note 2)                                                                                 451,059
     Transfer agent fees                                                                                      45,080
     Custodian                                                                                                33,212
     Audit fees                                                                                               19,320
     Registration fees                                                                                         6,624
     Legal fees                                                                                                2,484
     Trustees fees (Note 2)                                                                                      736
     Miscellaneous                                                                                             2,668
                                                                                                    -----------------

         Total expenses                                                                                      561,183

         Less: expenses waived or borne by Manager (Note 2)                                                 (109,880)
                                                                                                    -----------------

         Net expenses                                                                                        451,303
                                                                                                    -----------------
            Net investment income                                                                          1,221,195
                                                                                                    -----------------

REALIZED AND UNREALIZED GAIN (LOSS):

         Net realized gain (loss) on:
            Investments                                                                                      887,472
            Foreign currency and foreign currency related transactions                                          (729)
                                                                                                    -----------------


            Net realized gain                                                                                886,743
                                                                                                    -----------------

         Change in net unrealized appreciation (depreciation) on:
            Investments                                                                                    2,288,569
            Foreign currency and foreign currency related transactions                                           515
                                                                                                    -----------------


            Net unrealized gain                                                                            2,289,084
                                                                                                    -----------------

            Net realized and unrealized gain                                                               3,175,827
                                                                                                    -----------------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $           4,397,022
                                                                                                    =================

               See accompanying notes to the financial statements.             7

PELICAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS ENDED
                                                                                       AUGUST 31, 2001               YEAR ENDED
                                                                                         (UNAUDITED)              FEBRUARY 28, 2001
                                                                                      --------------------      --------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                          $           1,221,195     $           2,799,922
     Net realized gain                                                                            886,743                16,084,523
     Change in net unrealized appreciation (depreciation)                                       2,289,084                11,689,212
                                                                                      --------------------      --------------------

     Net increase in net assets resulting from operations                                       4,397,022                30,573,657
                                                                                      --------------------      --------------------

Distributions to shareholders from:
     Net investment income                                                                     (1,700,309)               (2,869,392)
     Net realized gains                                                                        (6,043,272)              (23,968,535)
                                                                                      --------------------      --------------------

                                                                                               (7,743,581)              (26,837,927)
                                                                                      --------------------      --------------------

Fund share transactions:  (Note 5)
     Proceeds from sale of shares                                                               7,367,719                11,346,615
     Net asset value of shares issued to shareholders
         in payment of distributions declared                                                   7,537,152                25,921,416
     Cost of shares repurchased                                                                (6,264,652)              (41,969,461)
                                                                                      --------------------      --------------------

     Net increase (decrease) in net assets resulting
         from Fund share transactions                                                           8,640,219                (4,701,430)
                                                                                      --------------------      --------------------

     Total increase (decrease) in net assets                                                    5,293,660                  (965,700)

NET ASSETS:
     Beginning of period                                                                      116,067,012               117,032,712
                                                                                      --------------------      --------------------

     End of period (including distributions in excess of net
         investment income of $1,048,989 and accumulated undistributed
         net investment income of $176,315, respectively)                           $         121,360,672     $         116,067,012
                                                                                      ====================      ====================

8               See accompanying notes to the financial statements.

PELICAN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                           SIX MONTHS ENDED            YEAR ENDED FEBRUARY 28/29,
                                           AUGUST 31, 2001   -----------------------------------------------
                                            (UNAUDITED) (b)    2001    2000      1999      1998      1997
                                           ---------------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD            $  11.37   $  11.15  $  15.73  $  17.78  $  16.31  $  14.52
                                                 --------   --------  --------  --------  --------  --------

Income from investment operations:
  Net investment income                             0.12       0.28      0.30      0.30      0.32      0.33
  Net realized and unrealized gain (loss)           0.31       2.68     (0.78)     0.43      4.13      2.27
                                                 --------   --------  --------  --------  --------  --------

    Total from investment operations                0.43       2.96     (0.48)     0.73      4.45      2.60
                                                 --------   --------  --------  --------  --------  --------

Less distributions to shareholders:
  From net investment income                       (0.17)     (0.29)    (0.36)    (0.31)    (0.40)    (0.27)
  From net realized gains                          (0.59)     (2.45)    (3.74)    (2.47)    (2.58)    (0.54)
                                                 --------   --------  --------  --------  --------  --------

    Total distributions                            (0.76)     (2.74)    (4.10)    (2.78)    (2.98)    (0.81)
                                                 --------   --------  --------  --------  --------  --------

NET ASSET VALUE, END OF PERIOD                  $  11.04   $  11.37  $  11.15  $  15.73  $  17.78  $  16.31
                                                 ========   ========  ========  ========  ========  =======

TOTAL RETURN (a)                                   3.81% **  28.99%     (5.80%)    3.89%    28.97%    18.60%


RATIOS/SUPPLEMENTAL DATA:

      Net assets, end of period (000's)         $121,361   $116,067  $117,033  $223,937  $236,286  $207,369
      Net expenses to average
          daily net assets                         0.75% *    0.75%     0.93%     0.95%     0.95%     0.95%
      Net investment income to average
          daily net assets                         2.03% *    2.34%     1.79%     1.68%     1.77%     2.10%
      Portfolio turnover rate                        10%        36%       32%       34%       28%       27%
      Fees and expenses voluntarily waived
          or borne by the Manager consisted
          of the following per share amounts:   $   0.01   $   0.02  $   0.02  $   0.01  $   0.01  $   0.01

*         Annualized
**        Not Annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the six months ended August 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.22% to 2.03%. Per share and ratios/ supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

               See accompanying notes to the financial statements.             9

PELICAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC ("the Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which will issue a separate series of shares.

     The Fund seeks long-term growth of capital primarily through investment in equity securities. The Fund's benchmark is the Standard & Poor's 500 Composite Stock Market Index.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     Effective March 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to March 1, 2001, the Fund did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in the following reclassification of the components of net assets as of March 1, 2001, based on securities held by the Fund as of that date:

                                    NET UNREALIZED                  ACCUMULATED UNDISTRIBUTED NET
                             APPRECIATION/(DEPRECIATION)                  INVESTMENT INCOME
                         -------------------------------------    ----------------------------------
                                          $746,190                           ($746,190)

     The effect of this change for the six months ended August 31, 2001 was to decrease net investment income by $113,371, increase net unrealized appreciation/depreciation by $111,476, and increase net realized gain/loss by $1,895. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term debt obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

PELICAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are excercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2001 there were no open purchased option contracts.

PELICAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2001 there were no open futures contracts.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

PELICAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), fees and expenses of the independent trustees of the Trust, and extraordinary expenses) exceed .75% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $736. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 2001, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                                   PURCHASES                PROCEEDS
                                                                              ---------------------    -----------------------
       U.S. Government securities                                                        -                        -

       Investments (non-U.S. Government securities)                              $11,313,968                $18,995,276

     At August 31, 2001, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                           GROSS UNREALIZED                GROSS UNREALIZED               NET UNREALIZED
            AGGREGATE COST                   APPRECIATION                    DEPRECIATION                  APPRECIATION
     ----------------------------      --------------------------      -------------------------       ---------------------
            $103,874,335                      $24,726,711                     $7,521,637                   $17,205,074

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2001, 70.3% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

PELICAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                     SIX MONTHS ENDED                   YEAR ENDED
                                                                     AUGUST 31, 2001                 FEBRUARY 28, 2001
                                                            ------------------------------    ---------------------------

       Shares sold                                                       645,651                          962,212

       Shares issued to shareholders in
         reinvestment of distributions                                   687,957                        2,352,209


       Shares repurchased                                               (551,509)                      (3,602,029)
                                                                ----------------------        ---------------------------

       Net increase (decrease)                                           782,099                         (287,608)

       Fund shares:

       Beginning of period                                           10,205,958                        10,493,566

                                                                ----------------------        ---------------------------
       End of period                                                   10,988,057                      10,205,958
                                                                ======================        ===========================

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS - 95.1%
                      AUSTRALIA - 3.0%
           4,431      AMP Ltd                                                                           45,854
          31,054      Australia and New Zealand Banking Group Ltd                                      275,888
          11,365      Boral Ltd                                                                         20,744
           7,960      Broken Hill Proprietary Ltd                                                       39,022
          13,453      Coca Cola Amatil Ltd                                                              37,469
           2,814      Commonwealth Bank of Australia                                                    43,437
          37,252      CSR Ltd                                                                          126,385
          18,066      Goodman Fielder Ltd                                                               11,783
           1,597      Macquarie Bank Ltd                                                                32,524
          38,369      National Australia Bank Ltd                                                      670,046
           9,130      National Mutual Holdings                                                          13,437
           2,100      OPSM Protector Ltd                                                                 3,968
           5,239      Orica Ltd                                                                         12,853
          34,900      PMP Communications Ltd                                                             8,077
          31,528      Qantas Airways Ltd                                                                45,605
           4,262      Rio Tinto Ltd                                                                     75,527
         110,100      Schroders Property                                                               148,256
          10,322      St. George Bank Ltd                                                               81,603
           3,057      Suncorp-Metway Ltd                                                                21,348
           2,936      Wesfarmers Ltd                                                                    44,627
          46,980      Western Mining Corp Holdings Ltd                                                 206,020
          44,230      Westfield Trust Units                                                             75,844
          33,175      Woolworths Ltd                                                                   187,187
                                                                                               ----------------
                                                                                                     2,227,504
                                                                                               ----------------
                      AUSTRIA - 3.7%
           2,089      Austria Tabakwerke AG                                                            160,437
           1,382      Austrian Airlines                                                                 14,562
             314      Bau Holdings AG                                                                    8,015
           2,361      Boehler Uddeholm (Bearer)                                                        103,521
             719      Brau Union AG                                                                     28,103
           1,069      Energie-Versorgung Niederoesterreich AG                                           39,899
           9,269      Erste Bank Der Oesterreichischen Sparkassen AG                                   492,288
             439      Flughafen Wien AG                                                                 14,623
              93      Lenzing AG                                                                         6,588
             829      Oesterreichische Brau Beteiligungs AG                                             33,698
             181      Oesterreichische Elektrizitaetswirtschafts AG                                     16,147
           7,189      OMV AG                                                                           698,724

                See accompanying notes to the financial statements.            1

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      AUSTRIA - CONTINUED
          50,380      Telekom Austria AG*                                                              329,949
             488      VA Technologie AG (Bearer)                                                        14,495
          25,288      Voest-Alpine Stahl AG                                                            758,022
           3,275      Wienerberger Baustoffindustrie AG                                                 53,934
                                                                                               ----------------
                                                                                                     2,773,005
                                                                                               ----------------
                      BELGIUM - 0.9%
           2,125      Almanij NV                                                                        85,124
           2,900      Arbed SA                                                                         295,822
             800      Compagnie Maritime Belge SA                                                       42,147
           2,601      Dexia                                                                             41,299
           8,400      Dexia Strips*                                                                         76
             800      Electrabel SA                                                                    180,362
             734      Groupe Bruxelles Lambert SA                                                       41,004
                                                                                               ----------------
                                                                                                       685,834
                                                                                               ----------------
                      BRAZIL - 0.4%
       7,753,000      Electrobras                                                                      110,931
           4,600      Petroleo Brasileiro SA (Petrobras) ADR                                           103,500
          14,400      Souza Cruz (Registered)                                                           64,238
             530      Telesp Celular Participacoes SA ADR                                                6,853
                                                                                               ----------------
                                                                                                       285,522
                                                                                               ----------------
                      CANADA - 0.6%
           1,200      Alcan Aluminum Ltd*                                                               43,700
           1,800      Bank of Montreal*                                                                 48,249
             600      Brascan Corp                                                                      10,935
           1,000      Canadian National Railway Co                                                      43,475
             900      Canadian Tire Corp Ltd Class A                                                    15,386
             100      Fairfax Financial Hldgs Ltd*                                                      14,935
           1,300      Hudsons Bay Co                                                                    14,903
           3,200      Manulife Financial Corp                                                           94,136
          14,400      Transcanada Pipelines Ltd*                                                       181,243
                                                                                               ----------------
                                                                                                       466,962
                                                                                               ----------------
                      CZECH REPUBLIC - 0.3%
          38,000      Ceske Energeticke Zavody AS                                                       78,419
           1,637      Ceske Radiokomunikace                                                             17,065
           7,735      Ceski Telecom AS                                                                  53,734
             600      Phillip Morris CR AS                                                             100,265
                                                                                               ----------------
                                                                                                       249,483
                                                                                               ----------------

2                See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      DENMARK - 1.6%
           1,315      Codan AS                                                                          21,817
          47,803      Danske Bank A/S                                                                  810,606
           2,000      DFDS A/S                                                                          30,255
           2,450      H. Lundbeck AS                                                                    83,090
           2,060      Novo-Nordisk AS                                                                   85,947
             620      Novozymes A/S                                                                     13,917
           3,248      Tele Danmark A/S Class B                                                         117,683
           1,350      Topdanmark AS*                                                                    37,879
                                                                                               ----------------
                                                                                                     1,201,194
                                                                                               ----------------
                      FINLAND - 0.9%
          36,300      Finnair Class A                                                                  154,974
          18,600      Fortum Oyj                                                                        93,769
          30,900      Kemira Oyj                                                                       242,227
           1,100      Partek Oyj                                                                         9,792
          40,600      Rautaruukki Oyj                                                                  153,048
           3,300      Stora Enso Oyj Class A                                                            38,069
                                                                                               ----------------
                                                                                                       691,879
                                                                                               ----------------
                      FRANCE - 7.0%
             709      Air France                                                                        11,676
             266      Air Liquide                                                                       37,572
           1,900      Assurances Generales de France (Bearer)                                          103,379
           2,444      Aventis SA Class A                                                               178,711
           6,899      Banque Nationale de Paris                                                        632,937
           4,245      Beghin-Say*                                                                      150,382
           4,160      Bongrain SA                                                                      172,688
           4,245      Cereol*                                                                          103,918
           4,245      Cerestar*                                                                        112,825
           4,340      Chargeurs International SA                                                       279,899
           1,784      Credit Lyonnais SA                                                                69,989
             280      Credit National                                                                   25,790
             100      Damart SA                                                                          7,421
           2,711      Eiffage SA                                                                       183,459
             910      Elf Gabon                                                                        153,747
           2,900      Eramet                                                                            83,109
           4,140      Esso S.A.F.                                                                      302,726
              50      Fromageries Bel Vache qui Rit                                                      4,946
           1,041      Imetal                                                                           107,798
           2,250      Peugeot SA                                                                       107,197

                See accompanying notes to the financial statements.            3

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      FRANCE - CONTINUED
           4,245      Provimi SA*                                                                       65,937
           3,211      Renault SA                                                                       132,565
           3,141      Saint-Gobain                                                                     482,179
           7,671      Sanofi-Synthelabo SA                                                             502,041
          14,361      Societe Generale Class A                                                         845,304
             333      Total Fina SA                                                                     49,214
           4,920      Vallourec                                                                        240,213
                                                                                               ----------------
                                                                                                     5,147,622
                                                                                               ----------------
                      GERMANY - 6.5%
           1,100      Altana AG                                                                         54,356
          62,300      Bankgesellschaft Berlin AG*                                                      356,518
           6,950      BASF AG                                                                          285,980
             400      Bayerische Motoren Werke AG                                                       12,753
             200      Bayerische Vereinsbank                                                             8,339
           8,150      Commerzbank AG                                                                   203,214
          32,650      DaimlerChrysler AG                                                             1,426,519
           5,109      Degussa AG                                                                       141,543
           1,500      Escada AG                                                                         36,788
          17,200      E. On AG                                                                         942,104
          10,800      FAG Kugelfischer                                                                  70,830
             200      Heidelberg Port-Zement                                                             8,993
             500      Holzmann (Philipp)*                                                                5,450
          12,800      IWKA AG                                                                          145,336
             900      Metro AG                                                                          35,971
             250      Muenchener Rueckversicherungs-Gesellschaft AG                                     71,850
           1,100      Preussag AG                                                                       35,071
           6,400      RWE AG                                                                           269,162
           3,900      Suedzucker AG                                                                     46,372
          24,700      Thyssen Krupp AG                                                                 336,544
           5,900      Volkswagen AG                                                                    260,460
                                                                                               ----------------
                                                                                                     4,754,153
                                                                                               ----------------
                      HONG KONG - 2.6%
           2,500      Amoy Properties Ltd                                                                2,692
          52,100      Chinese Estates Holdings Ltd*                                                      4,943
          38,400      CLP Holdings Ltd                                                                 155,573
           2,000      Hang Lung Development Co Ltd                                                       1,949
           7,200      Hang Seng Bank Ltd                                                                80,541
          14,000      Hong Kong Electric Holdings Ltd                                                   53,040

4                See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      HONG KONG - CONTINUED
          46,000      Hong Kong Land Holdings                                                           74,980
         229,000      Jardine Matheson Holdings Ltd                                                  1,374,000
         306,000      Regal Hotels International Ltd*                                                   11,377
          14,000      Sun Hung Kai Properties Ltd                                                      122,054
          17,000      Wharf Holdings Ltd                                                                34,219
                                                                                               ----------------
                                                                                                     1,915,368
                                                                                               ----------------
                      INDONESIA - 0.6%
         236,500      Astra International Tbk*                                                          63,378
         115,500      Gudang Garam                                                                     158,996
         757,500      Indofood Sukses Makmur Tbk                                                        68,378
       1,775,000      PT Matahari Putra Prima Tbk                                                      110,155
       1,176,000      United Tractors*                                                                  59,712
                                                                                               ----------------
                                                                                                       460,619
                                                                                               ----------------
                      IRELAND - 0.6%
          17,378      Allied Irish Banks Plc                                                           195,738
          13,853      Bank of Ireland                                                                  131,496
          16,000      Greencore Group                                                                   39,386
           4,864      Irish Life & Permanent Plc                                                        59,646
          29,100      Oakhill Group Plc                                                                  3,965
                                                                                               ----------------
                                                                                                       430,231
                                                                                               ----------------
                      ITALY - 3.4%
           7,500      Banca di Roma SPA                                                                 23,163
          14,300      Banca Monte dei Paschi di Siena SPA                                               44,684
             100      Banca Popolare di Bergamo Credit                                                   1,733
          48,000      Banco Ambrosiano Veneto SPA (Savings Shares)                                     102,680
          22,400      Danieli and Co SPA (Savings Shares)                                               45,577
          60,450      ENI-Ente Nazionale Idrocarburi SPA                                               801,682
          11,450      Fiat SPA                                                                         265,528
          12,640      Fiat SPA (Savings Shares)                                                        175,438
           3,800      Fila Holding SPA ADR*                                                             18,316
          37,600      IFIL Finanziaria di Partecipazioni SPA RNC                                       164,281
          14,350      RAS SPA                                                                          194,219
           3,024      Seat Pagine Gialle SPA*                                                            2,354
           4,222      SNIA SPA                                                                           6,941
          69,000      Telecom Italia Mobile SPA                                                        356,001
          68,850      Telecom Italia SPA (Savings Shares)                                              325,207
                                                                                               ----------------
                                                                                                     2,527,804
                                                                                               ----------------

                See accompanying notes to the financial statements.            5

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      JAPAN - 21.6%
             900      Acom Co Ltd                                                                       80,392
           2,000      Aisin Seiki Co Ltd                                                                28,234
          15,000      All Nippon Airways Co Ltd*                                                        47,645
           6,900      Aoki International                                                                25,454
          71,000      Asahi Bank                                                                       133,641
          27,000      Bank of Yokohama                                                                 109,357
          12,000      Brother Industries Ltd                                                            39,124
               5      Central Japan Railway Co                                                          30,671
           5,500      Chubu Electric Power Co Inc                                                      107,685
          10,900      Chugoku Electric Power Co Inc                                                    180,987
         356,000      Cosmo Oil Co Ltd                                                                 972,228
             600      Credit Saison Co                                                                  13,865
          11,000      Daiichi Pharmaceuticals Co Ltd                                                   256,964
           1,000      Dainippon Printing Co Ltd                                                         10,663
          37,000      Daio Paper Corp                                                                  308,424
          30,000      Daiwa Bank                                                                        37,814
          14,000      Daiwa House Industry Co Ltd                                                      110,937
          44,000      Ezaki Glico Co Ltd                                                               258,073
          15,000      Fuji Heavy Industries Ltd                                                        100,332
           8,000      Fuji Photo Film Co Ltd                                                           297,130
           4,000      General Sekiyu (KK)                                                               31,293
           8,000      Hitachi Ltd                                                                       65,476
          14,000      Honda Motor Co Ltd                                                               504,685
          82,000      Itoham Foods Inc                                                                 296,290
          21,000      Izumiya Co Ltd                                                                    73,585
          80,000      JACCS Co                                                                         271,585
           1,000      Japan Securities Finance Co                                                        3,714
              70      Japan Tobacco Inc                                                                495,273
           2,000      Jusco Co Ltd                                                                      39,578
          56,000      Kamigumi Co Ltd                                                                  259,283
          65,000      Kandenko Co                                                                      324,440
           7,300      Kansai Electric Power                                                            125,138
          68,000      Kansai Paint Co                                                                  188,564
               9      KDDI Corp                                                                         25,638
           7,000      Komatsu Ltd                                                                       25,470
          15,000      Kubota Corp                                                                       51,552
           5,000      Kyodo Printing                                                                    14,705
          66,000      Kyudenko Corp                                                                    240,141

6                See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      JAPAN - CONTINUED
          25,200      Kyushu Electric Power Co Inc                                                     436,217
          56,000      Maeda Road Construction                                                          238,578
           1,000      Matsushita Electric Works                                                          9,126
          50,000      Misawa Homes                                                                     149,153
           9,000      Mitsubishi Belting                                                                21,932
          21,000      Mitsubishi Corp                                                                  174,699
          54,000      Mitsubishi Heavy Industries                                                      220,075
          37,000      Mitsubishi Motors*                                                               101,668
          86,000      Mitsubishi Paper Mills Ltd                                                       151,036
           6,000      Mitsui Marine & Fire Insurance                                                    36,654
          52,000      Mizuno Corp                                                                      183,085
          16,000      MOS Food Services                                                                125,037
          78,000      Nagase & Co                                                                      381,463
             400      Nintendo Co Ltd                                                                   63,695
           3,000      Nippon Fire & Marine Insurance                                                    11,899
          34,000      Nippon Flour Mills Co Ltd                                                         84,568
          79,000      Nippon Hodo Co                                                                   400,294
           2,000      Nippon Kayaku Co Ltd                                                               9,210
         162,000      Nippon Oil Co Ltd                                                                967,875
          27,000      Nippon Paint Co                                                                   80,316
          53,000      Nippon Suisan Kaisha Ltd                                                          98,870
           8,000      Nishimatsu Construction                                                           39,595
          51,000      Nissan Motor Co                                                                  297,416
         413,000      Nisshin Steel Co Ltd                                                             353,985
          32,000      Nisshinbo Industries Inc                                                         166,447
          14,000      NKK Corp*                                                                         12,941
          59,000      NOF Corp                                                                         123,944
          78,000      Okumura Corp                                                                     324,440
           4,000      Orient Corp*                                                                       5,781
           9,000      Osaka Gas Co Ltd                                                                  29,192
           2,400      Promise Co                                                                       187,555
           6,000      Ricoh Company Ltd                                                                 97,660
           7,000      Ryosan Co                                                                         91,055
          14,000      Sankyo Co Ltd                                                                    288,223
          94,000      Seino Transportation Co Ltd                                                      497,626
          11,000      Sekisui Chemical                                                                  37,898
          21,000      Sekisui House Ltd                                                                179,287
           3,000      Shikoku Electric Power                                                            48,906

                See accompanying notes to the financial statements.            7

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      JAPAN - CONTINUED
           2,000      Showa Shell Sekiyu                                                                14,420
             800      Sumitomo Bank                                                                      6,521
           6,000      Sumitomo Trust & Banking                                                          38,217
           9,000      Sumitomo Warehouse                                                                34,486
           7,000      Suzuki Motor Corp                                                                 84,585
           1,000      Takeda Chemical Industries Ltd                                                    41,091
           1,500      Takefuji Corp                                                                    128,818
           5,000      The Dai-Tokyo Fire & Marine Insurance Co                                          18,487
          46,000      TOA Corp                                                                          56,048
          51,500      Tohoku Electric Power Co Inc                                                     947,733
           1,000      Tokio Marine & Fire Insurance                                                     10,546
           6,400      Tokyo Electric Power                                                             165,102
         196,000      Tokyo Ink Manufacturing Co Ltd                                                   492,450
          14,000      Tokyo Style Co Ltd                                                               146,817
          18,000      Toppan Printing Co Ltd                                                           170,766
           4,400      Toyota Motor Corp                                                                133,473
              64      UFJ Holdings Inc*                                                                326,890
           3,000      Yamato Transport Co Ltd                                                           61,384
           8,000      Yasuda Fire & Marine Insurance                                                    58,149
           9,000      Yasuda Trust & Banking*                                                            6,504
          69,000      Yodogawa Steel Works                                                             148,431
                                                                                               ----------------
                                                                                                    16,004,349
                                                                                               ----------------
                      KOREA - 1.5%
          36,000      Hyundai Merchant Marine*                                                          53,965
           5,666      Korea Express*                                                                    38,586
          32,000      Korean Air Lines*                                                                161,566
           6,000      LG Electronics Co                                                                 60,587
          14,000      LG Engineering & Construction Ltd                                                123,288
           3,600      Pacific Chemical Corp                                                            231,076
           1,000      Samsung Electronics                                                              148,728
           4,000      Tae Young Corp                                                                    85,793
          22,000      Tai Han Electric Wire                                                            179,961
                                                                                               ----------------
                                                                                                     1,083,550
                                                                                               ----------------
                      MALAYSIA - 1.7%
           6,000      Genting Berhad                                                                    16,579
          35,900      IJM Corp Berhad Class A                                                           39,679
          32,600      Kuala Lumpur Kepong Berhad                                                        46,755
          85,000      Magnum Corp Berhad                                                                45,632

8                See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      MALAYSIA - CONTINUED
          15,000      Malakoff Berhad                                                                   37,500
          19,000      Sime UEP Properties Berhad                                                        19,000
       6,990,000      Tan Chong International Ltd                                                      967,871
          48,000      Tanjong                                                                           93,474
           4,650      Warisan TC Holdings Berhad                                                         2,643
                                                                                               ----------------
                                                                                                     1,269,133
                                                                                               ----------------
                      NETHERLANDS - 2.6%
          17,721      ABN Amro Holdings NV                                                             326,123
           4,187      Boskalis Westminster NV                                                          135,016
             480      Buhrmann NV                                                                        3,989
           2,600      Gamma Holdings NV                                                                 88,564
           4,835      Hollandsche Beton Groep NV                                                        68,294
          11,388      ING Groep NV                                                                     359,568
           9,593      Kon Bolswessanen                                                                  92,802
           5,071      Koninklijke Ahold NV                                                             151,361
           2,400      Koninklijke Ten Cate                                                              54,501
           1,051      Koninklijke Volker Wessels                                                        21,814
           1,930      Nedlloyd NV*                                                                      26,297
           2,882      Royal Dutch Petroleum                                                            163,433
           3,150      Stork NV                                                                          30,616
           5,543      Unilever NV                                                                      338,603
           4,088      Van Ommeren Vopak                                                                 75,195
             400      Wereldhave NV                                                                     18,948
                                                                                               ----------------
                                                                                                     1,955,124
                                                                                               ----------------
                      NEW ZEALAND - 0.2%
          58,900      Air New Zealand Class B                                                           29,600
          83,800      Fletcher Building Ltd                                                             98,876
                                                                                               ----------------
                                                                                                       128,476
                                                                                               ----------------
                      NORWAY - 3.0%
           1,100      Bergesen d.y. ASA Class B                                                         19,726
         142,786      Den Norske Bank Class A                                                          705,343
           2,500      Fred Olsen Energy*                                                                16,071
           2,000      Frontline Ltd*                                                                    27,632
           3,400      Hafslund ASA Class B                                                              11,504
           1,800      Kvaerner ASA*                                                                     10,252
           1,000      Leif Hoegh and Co AS*                                                              9,586
          17,521      Norsk Hydro AS                                                                   759,794
          11,518      Norske Skogindustrier AS Class A                                                 198,101

                See accompanying notes to the financial statements.            9

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      NORWAY - CONTINUED
           4,364      Orkla ASA                                                                         79,979
             500      Schibsted ASA                                                                      4,991
          26,600      Statoil ASA*                                                                     186,000
          26,100      Storebrand                                                                       203,109
          11,800      Tandberg Data ASA*                                                                 9,515
                                                                                               ----------------
                                                                                                     2,241,603
                                                                                               ----------------
                      PHILIPPINES - 0.4%
          96,000      First Philippine Holdings*                                                        54,588
          81,000      Manila Electric Class B*                                                          70,676
          13,000      Metropolitan Bank & Trust Co*                                                     52,000
       1,295,000      Petron Corp*                                                                      44,690
           8,000      Philippine Long Distance Telephone                                                76,078
                                                                                               ----------------
                                                                                                       298,032
                                                                                               ----------------
                      PORTUGAL - 0.5%
         146,976      Electricidade de Portugal SA                                                     380,491
           1,400      Inapa-Invest Particip Gesta                                                        6,918
          14,000      Portucel Empresa Produtore de Pasta e Papel SA                                    11,445
             500      Salvador Caetano Industrias                                                        4,138
                                                                                               ----------------
                                                                                                       402,992
                                                                                               ----------------
                      RUSSIA - 0.8%
           2,900      Lukoil Holding Co ADR                                                            127,165
          10,000      Norilsk Nickel ADR*                                                              162,500
           8,000      Unified Energy Systems ADR*                                                       85,600
          58,000      Yukos Oil                                                                        211,700
                                                                                               ----------------
                                                                                                       586,965
                                                                                               ----------------
                      SINGAPORE - 2.9%
         124,900      Asia Food & Properties Ltd*                                                        5,738
         100,000      Brierley Investments Ltd*                                                         26,127
          15,000      CapitaLand Ltd*                                                                   15,676
           6,000      Cycle & Carriage Ltd                                                              11,921
          35,500      Fraser & Neave                                                                   156,962
          62,000      Haw Par Brothers International Ltd                                               136,710
         126,500      Hotel Properties Ltd                                                             100,241
          66,900      Inchcape Berhad                                                                   67,995
         229,500      Jardine Strategic Holdings Ltd                                                   638,010
         117,100      Singapore Airlines Ltd (Registered)                                              806,891
             100      Singapore Telecom                                                                    116

10                See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      SINGAPORE - CONTINUED
         198,680      Straits Trading Co Ltd                                                           209,917
          12,478      Van Der Horst Ltd*                                                                 5,316
                                                                                               ----------------
                                                                                                     2,181,620
                                                                                               ----------------
                      SOUTH AFRICA - 1.2%
         101,000      AECI Ltd                                                                         200,106
         233,100      Safmarine & Rennies Holdings (a)*                                                    277
         237,983      Sage Group Ltd                                                                   266,808
          26,700      Sasol Ltd                                                                        247,708
          33,000      Tongaat-Hulett Group                                                             186,943
                                                                                               ----------------
                                                                                                       901,842
                                                                                               ----------------
                      SPAIN - 1.0%
             920      Aceralia SA                                                                       10,697
           1,400      Azucarera Ebro Agricolas                                                          15,769
           2,380      Banco Popular Espanol                                                             87,253
          20,587      Endesa                                                                           341,279
           3,906      Iberdrola SA                                                                      53,504
           1,400      Puleva Biotech*                                                                        -
          10,100      Repsol SA                                                                        170,184
           9,100      Tableros Defibras Class B*                                                        67,946
                                                                                               ----------------
                                                                                                       746,632
                                                                                               ----------------
                      SWEDEN - 2.1%
           1,000      Gambro AB Class A                                                                  6,412
          48,800      Nordbanken Holdings AB                                                           296,553
          11,100      SAS AB*                                                                           86,043
          11,000      Skandinaviska Enskilda Banken Class A                                             94,216
          15,300      SSAB Swedish Steel Class A                                                       134,706
           9,700      SSAB Swedish Steel Class B                                                        79,368
          28,800      Svenska Handelsbanken Class A                                                    412,043
          12,400      Svenska Handelsbanken Class B                                                    170,881
          12,800      Telia AB                                                                          53,040
          24,500      Trelleborg AB Class B                                                            199,294
             500      Volvo AB Class A                                                                   7,393
                                                                                               ----------------
                                                                                                     1,539,949
                                                                                               ----------------
                      SWITZERLAND - 5.9%
             920      Baloise Holding Ltd                                                               81,304
             692      BK Vision AG (Bearer)*                                                           151,332
             200      Bobst AG (Registered)                                                            144,993
             110      Bobst SA (Bearer)                                                                156,526

                See accompanying notes to the financial statements.           11

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      SWITZERLAND - CONTINUED
           1,200      Hero AG                                                                          166,083
              30      Holcim Ltd                                                                         6,201
             266      Merkur Holding AG (Registered)                                                    48,290
             300      Movenpick Holdings (Bearer)                                                      124,023
           1,302      Nestle SA                                                                        274,590
              18      Pargesa Holdings SA (Bearer)                                                      42,394
           1,458      Roche Holding AG Bearer                                                          117,929
          17,239      Roche Holding AG Genusschein                                                   1,234,271
             531      Schweizerische Lebensversicherungs-und Rentenanstalt                             304,783
             840      SIG Holding AG                                                                    70,459
           3,260      Swiss Reinsurance Co                                                             324,232
           1,474      Swisscom AG                                                                      423,023
           5,133      UBS AG                                                                           250,338
           1,437      Zurich Financial Services AG                                                     405,947
                                                                                               ----------------
                                                                                                     4,326,718
                                                                                               ----------------
                      THAILAND - 1.0%
          12,500      Advanced Info Service Pcl (Foreign Registered)                                   147,442
         117,000      Bangkok Bank Pcl (Foreign Registered)*                                           128,717
         374,000      Bangkok Expressway Pcl (Foreign Registered)                                       83,988
          10,670      Delta Electronics Pcl (Foreign Registered)                                        55,667
         100,000      Electricity Generating Pcl (Foreign Registered)                                   98,673
          16,000      Shin Corp Pcl (Foreign Registered)*                                               73,313
         207,000      Siam Commercial Bank Pcl (Foreign Registered)*                                    96,257
         120,000      Telecomasia Corp Pcl (Foreign Registered)*                                        42,872
                                                                                               ----------------
                                                                                                       726,929
                                                                                               ----------------
                      UNITED KINGDOM - 16.1%
          37,379      Abbey National Plc                                                               607,223
          12,666      Anglo American Plc ADR                                                           181,757
           3,900      Arriva Plc                                                                        20,308
           7,458      Associated British Food                                                           51,085
           1,100      AstraZeneca Plc                                                                   53,082
          23,040      AWG Plc*                                                                         194,161
          39,202      BAA                                                                              364,760
          14,358      Barclays Plc                                                                     435,254
          55,326      Bass Plc                                                                         591,425
           3,863      Berkley Group                                                                     41,351
          12,055      BG Group Plc                                                                      50,008
          23,354      Billiton Plc                                                                     110,429

12                See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      UNITED KINGDOM - CONTINUED
          27,356      Boots Co                                                                         273,782
          19,400      BP Amoco Plc                                                                     164,471
          22,675      British American Tobacco                                                         193,716
          60,682      British Telecom Plc                                                              371,428
          41,148      Cable & Wireless                                                                 198,148
          19,200      Coats Viyella                                                                     15,526
          13,100      De Vere Group Plc                                                                 57,003
          24,348      Diageo Plc                                                                       245,443
           3,825      Great Portland Estates Plc                                                        15,312
          59,493      Great Universal Stores Plc                                                       520,770
          18,678      Halifax Group Plc                                                                231,632
          35,580      Inchcape Plc                                                                     279,452
          33,174      Kingfisher Plc                                                                   179,718
          33,901      Laird Group                                                                       93,672
          23,891      Land Securities                                                                  311,701
         202,878      Lattice Group Plc                                                                450,225
          28,831      Lloyds TSB Group Plc                                                             297,116
         165,466      Marks & Spencer                                                                  649,200
          15,183      Mothercare Plc                                                                    69,590
          30,264      National Power*                                                                  121,593
          29,455      Powergen Plc                                                                     318,286
           6,399      Reckitt Benckiser Plc                                                             97,269
           4,400      Reed International Plc                                                            38,739
          22,499      Rentokil Initial Plc                                                              81,095
           4,760      Rio Tinto Plc                                                                     85,611
           1,250      RMC Group                                                                         12,419
          12,030      Rolls-Royce                                                                       38,039
          26,123      Royal Bank of Scotland Group                                                     651,710
          64,415      Royal & Sun Alliance Insurance Group                                             447,533
         126,436      Sainsbury (J)                                                                    694,586
          33,117      Scottish Hydro-Electric Plc                                                      318,949
          69,624      Scottish Power Plc                                                               494,832
           2,586      Scottish & Newcastle Plc                                                          19,542
          12,532      Severn Trent Plc                                                                 137,237
          20,594      Somerfield Plc*                                                                   37,264
             715      Southwest Water                                                                    6,668
          15,811      Stagecoach Holdings Plc                                                           19,493
          18,694      Tate & Lyle                                                                       74,565

                See accompanying notes to the financial statements.           13

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      UNITED KINGDOM - CONTINUED
           2,942      Taylor Woodrow Plc                                                                 8,364
          86,052      Tesco                                                                            325,141
          36,252      Thistle Hotels Plc                                                                60,732
           4,800      Unilever Plc                                                                      40,938
           6,418      United Utilities                                                                  58,647
          20,000      Vodafone Group Plc                                                                39,887
             932      Whitbread Plc                                                                      8,246
          37,800      Wilson (Connolly) Holdings                                                        96,770
          36,492      Woolworths Group Plc*                                                             17,070
          31,904      Yorkshire Water                                                                  182,671
                                                                                               ----------------
                                                                                                    11,852,644
                                                                                               ----------------
                      VENEZUELA - 0.5%
          14,800      Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR                     380,212
                                                                                               ----------------


                      TOTAL COMMON STOCKS (Cost $75,467,489)                                        70,443,950
                                                                                               ----------------

                      PREFERRED STOCKS - 2.9%
                      BRAZIL - 0.5%
       9,717,000      Electrobras Class B (Registered)                                                 121,891
       1,990,710      Gerdau SA                                                                         12,876
         150,934      Investimentos Itau SA                                                            114,783
           4,960      Petroleo Brasileiro SA (Petrobras) 1.59%                                         106,938
                                                                                               ----------------
                                                                                                       356,488
                                                                                               ----------------
                      GERMANY - 2.0%
          17,200      Dyckerhoff AG (Non Voting) 5.60%                                                 282,163
           1,500      Escada AG 3.12%                                                                   37,061
           5,800      Krones AG 2.39%                                                                  204,942
          17,897      MAN AG 3.27%                                                                     313,755
           2,068      RWE AG 4.46%                                                                      65,559
          25,000      Villeroy & Boch AG (Non Voting) 5.64%                                            230,494
          11,014      Volkswagen AG 3.69%                                                              317,145
                                                                                               ----------------
                                                                                                     1,451,119
                                                                                               ----------------
                      ITALY - 0.4%
          18,160      Fiat SPA 3.58%                                                                   278,776
           1,600      IFI Istituto Finanziario Industries 3.05%                                         51,304
                                                                                               ----------------
                                                                                                       330,080
                                                                                               ----------------

14                See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

SHARES                DESCRIPTION                                                                 VALUE ($)
-----------------------------------------------------------------------------------------------------------------
                      KOREA - 0.0%
             250      Samsung Electronics (Non Voting) 3.70%                                            15,656
                                                                                               ----------------


                      TOTAL PREFERRED STOCKS (Cost $2,583,199)                                       2,153,343
                                                                                               ----------------

                      INVESTMENT FUNDS - 0.3%
                      TAIWAN - 0.3%
          23,000      R.O.C. Taiwan Fund*                                                               92,000
          10,000      Taiwan Fund*                                                                      98,800
                                                                                               ----------------
                                                                                                       190,800
                                                                                               ----------------

                      TOTAL INVESTMENT FUNDS (Cost $243,460)                                           190,800
                                                                                               ----------------

                      RIGHTS & WARRANTS - 0.0%
                      GERMANY - 0.0%
           3,900      Suedzucker AG Rights, Expires 9/10/01*                                               531
                                                                                               ----------------

                      THAILAND - 0.0%
          75,000      Quality House Co Ltd Warrants, Expires 10/30/02*                                       -
                                                                                               ----------------


                      TOTAL RIGHTS & WARRANTS (Cost $1,407)                                                531
                                                                                               ----------------

                      TOTAL INVESTMENTS - 98.3%
                         (Cost $78,295,555)                                                         72,788,624

                      Other Assets and Liabilities (net) - 1.7%                                      1,280,318
                                                                                               ----------------

                      TOTAL NET ASSETS - 100.0%                                            $        74,068,942
                                                                                               ================

                See accompanying notes to the financial statements.           15

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                      NOTES TO THE SCHEDULE OF INVESTMENTS

                      ADR  American Depositary Receipt

                      (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

                      *    Non-income producing security.



16                See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                            At August 31, 2001, industry sector diversification of the Fund's equity investments was as follows:

                            INDUSTRY SECTOR

                            Financials                                 24.8 %
                            Consumer Discretionary                     15.9
                            Industrials                                13.7
                            Utilities                                  10.5
                            Materials                                   9.0
                            Consumer Staples                            8.6
                            Energy                                      7.8
                            Health Care                                 4.3
                            Telecommunication Services                  4.2
                            Information Technology                      0.9
                            Miscellaneous                               0.3
                                                               -------------
                                                                      100.0 %
                                                               =============

                See accompanying notes to the financial statements.           17

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
     Investments, at value (cost $78,295,555) (Note 1)                                                    $       72,788,624
     Foreign currency, at value (cost $934,003) (Note 1)                                                             949,829
     Cash                                                                                                             32,978
     Receivable for investments sold                                                                                 212,131
     Dividends and interest receivable                                                                               158,311
     Foreign withholding taxes receivable                                                                            105,706
     Receivable for expenses waived or borne by Manager (Note 2)                                                      23,281
                                                                                                            -----------------
         Total assets                                                                                             74,270,860
                                                                                                            -----------------

LIABILITIES:
     Net payable for open forward foreign currency contracts (Notes 1 and 6)                                          80,454
     Payable to affiliate for (Note 2):
         Management fee                                                                                               34,213
         Shareholder service fee                                                                                       9,504
     Accrued expenses                                                                                                 77,747
                                                                                                            -----------------
         Total liabilities                                                                                           201,918
                                                                                                            -----------------

NET ASSETS                                                                                                $       74,068,942
                                                                                                            ==================
NET ASSETS CONSIST OF:
     Paid-in capital                                                                                      $       85,274,352
     Accumulated undistributed net investment income                                                               1,116,778
     Distributions in excess of net realized gains                                                                (6,753,315)
     Net unrealized depreciation                                                                                  (5,568,873)
                                                                                                            -----------------

                                                                                                          $       74,068,942
                                                                                                            ==================
NET ASSETS ATTRIBUTABLE TO:
     Class III Shares                                                                                     $       74,068,942
                                                                                                            ==================
SHARES OUTSTANDING:
     Class III                                                                                                     7,035,958
                                                                                                            ==================
NET ASSET VALUE PER SHARE:
     Class III                                                                                            $            10.53
                                                                                                            ==================

18                See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends (net of foreign tax expense of $221,667)                                        $        1,673,834
     Interest                                                                                              32,990
                                                                                                 -----------------
         Total income                                                                                   1,706,824
                                                                                                 -----------------
EXPENSES:
     Management fee (Note 2)                                                                              200,091
     Custodian fees                                                                                       124,557
     Audit fees                                                                                            19,593
     Transfer agent fees                                                                                   13,800
     Legal fees                                                                                             1,656
     Registration fees                                                                                      1,012
     Trustees fees (Note 2)                                                                                   460
     Miscellaneous                                                                                          2,038
     Fees waived or borne by Manager (Note 2)                                                            (162,992)
                                                                                                 -----------------
                                                                                                          200,215

     Shareholder service fee - Class III (Note 2)                                                          55,580
                                                                                                 -----------------

         Net expenses                                                                                     255,795
                                                                                                 -----------------

            Net investment income                                                                       1,451,029
                                                                                                 -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
            Investments                                                                                (2,831,547)
            Foreign currency, forward contracts and foreign
                currency related transactions                                                             411,769
                                                                                                 -----------------
                Net realized loss                                                                      (2,419,778)
                                                                                                 -----------------

         Change in net unrealized appreciation (depreciation) on:
            Investments                                                                                     9,746
            Foreign currency, forward contracts and foreign
                currency related transactions                                                            (381,670)
                                                                                                 -----------------
                Net unrealized loss                                                                      (371,924)
                                                                                                 -----------------
         Net realized and unrealized loss                                                              (2,791,702)
                                                                                                 -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $       (1,340,673)
                                                                                                 =================

                See accompanying notes to the financial statements.           19

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                                   AUGUST 31, 2001                YEAR ENDED
                                                                                     (UNAUDITED)              FEBRUARY 28, 2001
                                                                                  ------------------          -------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                      $         1,451,029         $          2,034,712
     Net realized gain (loss)                                                            (2,419,778)                   3,485,468
     Change in net unrealized appreciation (depreciation)                                  (371,924)                    (797,764)
                                                                                  ------------------          -------------------

     Net increase (decrease) in net assets resulting from operations                     (1,340,673)                   4,722,416
                                                                                  ------------------          -------------------

Distributions to shareholders from:
     Net investment income - Class III                                                     (517,956)                  (1,141,358)
                                                                                  ------------------          -------------------

Net share transactions - Class III (Note 5)                                                 389,935                  (40,666,672)
                                                                                  ------------------          -------------------


     Total decrease in net assets                                                        (1,468,694)                 (37,085,614)


Net assets:
     Beginning of period                                                                 75,537,636                  112,623,250
                                                                                  ------------------          -------------------

     End of period (including accumulated undistributed net
          investment income of  $1,116,778 and $183,705, respectively)          $        74,068,942         $         75,537,636
                                                                                  ==================          ===================

20                See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED                         YEAR ENDED FEBRUARY 28/29,
                                                  AUGUST 31, 2001     -------------------------------------------------------
                                                   (UNAUDITED)             2001               2000                1999*
                                                 ----------------     ---------------    ----------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD           $           10.79    $          10.43   $            9.71   $           10.00
                                                 ----------------     ---------------    ----------------    ----------------

Income (loss) from investment operations:
  Net investment income                                     0.21 (b)            0.23  (b)           0.15 (b)            0.04
  Net realized and unrealized gain (loss)                  (0.40)               0.29                0.70               (0.28)
                                                 ----------------     ---------------    ----------------    ----------------

    Total from investment operations                       (0.19)               0.52                0.85               (0.24)
                                                 ----------------     ---------------    ----------------    ----------------

Less distributions to shareholders:
     From net investment income                            (0.07)              (0.16)              (0.10)              (0.04)
     In excess of net investment income                        -                   -               (0.03)              (0.01)
                                                 ----------------     ---------------    ----------------    ----------------

       Total distributions                                 (0.07)              (0.16)              (0.13)              (0.05)
                                                 ----------------     ---------------    ----------------    ----------------

NET ASSET VALUE, END OF PERIOD                 $           10.53    $          10.79   $           10.43   $            9.71
                                                 ================     ===============    ================    ================

TOTAL RETURN (a)                                           (1.71%) ***          5.03%               8.65%             (2.44%)***


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)         $          74,069    $         75,538   $         112,623   $          18,529
     Net expenses to average
       daily net assets                                    0.69% **            0.69%               0.69%               0.69% **
     Net investment income to average
       daily net assets                                    3.92% **            2.11%               1.36%               0.87% **
     Portfolio turnover rate                                 26%                 56%                  5%                 20%
     Fees and expenses voluntarily waived
       or borne by the Manager consisted
       of the following per share amounts:     $            0.02    $           0.04   $            0.04   $            0.12

*      Period from July 29, 1998 (commencement of operations) to February 28,
       1999.
**     Annualized
***    Not annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Through October 12, 2000, calculation excludes purchase premiums.
(b)    Computed using average shares outstanding throughout the period.

                See accompanying notes to the financial statements.           21

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Tax-Managed International Equities Fund (the "Fund"), which commenced operations on July 29, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high after-tax total return primarily through investment in non-U.S. equity securities. The Fund's benchmark is the GMO EAFE (After
     Tax).

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts,

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2001.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2001, there were no open futures contracts.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     SWAP AGREEMENTS
     The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 2001, there were no open swap agreements.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security, or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security, or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security, or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purhasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2001 there were no open purchased option contracts.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $323,163 and $1,004,023 expiring in 2008 and 2009 respectively.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     Effective October 13, 2000, the fund no longer charges a premium on cash purchases of Fund shares. Prior to October 13, 2000, the premium on cash purchases of Fund shares was .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. For the period March 1, 2000, through October 12, 2000, the Fund received $13,373 in purchase premiums. There was no premium for cash redemptions or reinvested distributions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $460. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, aggregated $21,204,721 and $18,606,344, respectively.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     At August 31, 2001, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                           GROSS UNREALIZED                GROSS UNREALIZED                 NET UNREALIZED
           AGGREGATE COST                    APPRECIATION                    DEPRECIATION                    DEPRECIATION
     ----------------------------      --------------------------      -------------------------       -------------------------
             $78,295,555                      $5,254,565                     $10,761,496                      $5,506,931

4.   PRINCIPAL SHAREHOLDERS

     At August 31, 2001, 68.2% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                 SIX MONTHS ENDED                                       YEAR ENDED
                                                  AUGUST 31, 2001                                   FEBRUARY 28, 2001
                                    --------------------------------------------        -------------------------------------------
     Class III:                            SHARES                 AMOUNT                      SHARES                 AMOUNT
                                    ---------------------   --------------------        --------------------   --------------------
     Shares sold                                   4,893  $              50,000                     239,779  $           2,513,778

     Shares issued to shareholders
     in reinvestment of
     distributions                                36,557                375,442                      76,260                815,054

     Shares repurchased                           (3,659)               (35,507)                 (4,120,328)           (43,995,504)
                                    ---------------------   --------------------        --------------------   --------------------
     Net increase/(decrease)                      37,791  $             389,935                  (3,804,289)  $        (40,666,672)
                                    =====================   ====================        ====================   ====================

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2001 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                                                             NET UNREALIZED
              SETTLEMENT                                         UNITS                                        APPRECIATION
                 DATE                DELIVER/RECEIVE          OF CURRENCY                VALUE               (DEPRECIATION)
         ----------------------  ------------------------  -------------------     -------------------     -------------------
Buy            04/12/02                    EUR                 3,500,000         $     3,167,688       $               10,688
                                                                                                           ===================

Sales          12/05/01                    HKD                 24,131,640        $     3,095,272       $                4,728
               04/12/02                    JPY                379,225,000              3,252,870                     (95,870)
                                                                                                           -------------------
                                                                                                       $             (91,142)
                                                                                                           ===================

Currency Abbreviations:

        EUR      Euro
        HKD      Hong Kong Dollar
        JPY      Japanese Yen

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2001

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         COMMON STOCKS - 80.0%
                         BRAZIL - 2.4%
        564,900,000      Centrais Geradoras do Sul do Brasil SA                                                861,412
        392,900,000      Cesp-Cia Energetica Sao Paulo*                                                      1,802,011
        176,200,000      Cia Paranaense de Energia-Copel                                                     1,623,167
         15,011,615      Cia Saneamento Basico SAO PA                                                          985,671
      1,676,280,000      Companhia de Acos Especiais Itabira-Acesita*                                          341,696
         95,600,000      Companhia Siderurgica Nacional SA                                                   1,334,128
        586,387,000      Electrobras                                                                         8,390,092
        174,848,000      Embratel Participacoes SA                                                             801,929
            256,000      Petroleo Brasileiro SA (Petrobras) ADR                                              5,760,000
            290,700      Souza Cruz (Registered)                                                             1,296,811
            417,557      Tele Celular Sul Participacoes SA                                                         463
        214,300,000      Tele Centro Oeste Celular SA                                                          551,081
        196,054,000      Tele Norte Leste Participacoes SA                                                   1,998,198
         67,821,304      Telemig Celular Participacoes SA                                                      151,807
                                                                                                  ---------------------
                                                                                                            25,898,466
                                                                                                  ---------------------
                         CHILE - 1.3%
            227,100      Almendral SA ADR 144A                                                                 454,200
             55,800      Banco Santander ADR                                                                 1,060,200
            110,900      Banco Santiago ADR                                                                  2,572,880
             10,000      Compania Cervecerias ADR                                                              221,500
             92,800      Compania de Telecommunicaciones de Chile ADR*                                       1,175,776
             65,400      Cristalerias de Chile SA ADR                                                        1,357,050
            124,900      Embotelladora Andina SA ADR                                                         1,699,889
             14,148      Empresa Nacional de Electricidad SA ADR                                               151,667
             46,081      Enersis SA ADR                                                                        676,008
            154,500      Madeco SA ADR*                                                                        664,350
            246,100      Masisa SA ADR                                                                       3,310,045
             35,000      Sociedad Quimica y Minera de Chile ADR                                                728,000
             57,840      Telex-Chile SA ADR*                                                                    69,408
              6,600      Vina Concha y Toro SA ADR                                                             298,980
                                                                                                  ---------------------
                                                                                                            14,439,953
                                                                                                  ---------------------
                         CHINA - 1.1%
         33,870,800      Denway Investment Ltd*                                                              9,336,421
          1,104,000      Far Eastern Polychem Industries Ltd                                                   445,858
          2,884,000      Greencool Technology Holdings                                                         970,602

                See accompanying notes to the financial statements.            1

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         CHINA - CONTINUED
            880,000      People's Food Holdings Ltd*                                                           363,824
          5,061,854      TPV Technology Ltd                                                                  1,109,743
                                                                                                  ---------------------
                                                                                                            12,226,448
                                                                                                  ---------------------
                         CZECH REPUBLIC - 1.9%
            426,000      Ceska Sporitelna*                                                                   3,005,714
          1,898,178      Ceske Energeticke Zavody AS                                                         3,917,174
            161,346      Ceske Radiokomunikace                                                               1,681,927
            357,065      Ceski Telecom AS                                                                    2,480,499
             35,200      Komercni Banka AS GDR*                                                                300,960
             86,500      Komercni Banka AS*                                                                  2,186,580
             26,730      Phillip Morris CR AS                                                                4,466,793
          1,943,000      Unipetrol*                                                                          2,612,986
                                                                                                  ---------------------
                                                                                                            20,652,633
                                                                                                  ---------------------
                         EGYPT - 0.9%
             20,000      Al Ahram Beverage Co GDR 144A*                                                        175,000
            478,900      Al Ahram Beverage Co GDR*                                                           4,190,375
             12,000      Al Ahram Beverage Co*                                                                 106,986
             37,754      Eastern Tobacco Co                                                                    522,519
              2,000      Egypt Gas Co                                                                           30,031
            271,286      Egyptian International Pharmaceuticals Industries Co                                  544,195
             16,770      Miraco                                                                                 74,796
            272,135      MobiNil-Egyptian Mobile Services Co*                                                3,671,245
             19,000      Oriental Weavers Co                                                                   133,732
             20,000      Suez Cement Co GDR*                                                                   169,000
                                                                                                  ---------------------
                                                                                                             9,617,879
                                                                                                  ---------------------
                         GREECE - 0.0%
              8,940      Econ Viomihanies (a)*                                                                      81
              4,200      National Bank of Greece SA                                                            122,845
                                                                                                  ---------------------
                                                                                                               122,926
                                                                                                  ---------------------
                         HUNGARY - 0.0%
             28,151      Fotex (Registered)*                                                                    16,737
                                                                                                  ---------------------

                         INDIA - 0.6%
             49,958      Aptech Ltd                                                                             56,963
              2,700      Aptech Ltd (New Shares)*                                                                3,079
            575,300      Bharat Heavy Electricals Ltd                                                        1,875,156
            299,600      Birla Corp Ltd*                                                                        85,800
            135,109      Birla Global Finance                                                                   33,820

2                See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         INDIA - CONTINUED
              1,060      BSES Ltd                                                                                4,080
                900      Cipla Ltd                                                                              23,666
              3,000      Cipla Ltd (New Shares)                                                                      -
                850      Escorts Ltd                                                                             1,059
            133,200      e-Serve International Ltd                                                             519,915
            186,900      ETC Networks Ltd*                                                                      46,388
              5,925      Fujitsu ICIM Ltd*                                                                       7,277
            203,900      Galaxy Entertainment Corp*                                                             60,556
                 87      Gesco Corp Ltd                                                                             37
              1,165      Godfrey Phillips*                                                                       7,792
              1,318      Great Eastern Shipping Co                                                                 776
              2,990      HCL Infosytems Ltd                                                                      4,548
                 20      India Cements Ltd                                                                          14
                400      ITC Ltd                                                                                 6,104
                 18      Kale Consultants Ltd*                                                                      12
             42,000      Larsen & Toubro Ltd*                                                                  188,483
             21,500      Mastek Ltd                                                                             47,182
             66,000      Mukta Arts Ltd*                                                                       106,826
             21,275      NIIT Ltd                                                                               73,339
            342,750      Polaris Software Lab                                                                  890,685
              8,029      Reliance Industries                                                                    52,800
              6,000      Satyam Computer Services                                                               21,510
            200,000      SAW Pipes Ltd                                                                         280,017
                113      Shyam Telecom Ltd                                                                          95
            257,323      Sterlite Optical Technologies Ltd                                                     916,515
             10,100      Tata Elxsi Ltd                                                                         10,134
             16,000      Trigyn Technologies Ltd*                                                               11,778
            524,200      U TV Software Comm Ltd (a) (f)*                                                     1,112,007
            154,535      Venky's (India) Ltd*                                                                  130,309
                200      Wockhardt Life Sciences Ltd*                                                               55
              2,100      Wockhardt Ltd*                                                                         16,839
                                                                                                  ---------------------
                                                                                                             6,595,616
                                                                                                  ---------------------
                         INDONESIA - 7.3%
          4,887,100      Astra International Tbk*                                                            1,309,660
        184,393,000      Bank Internasional Indonesia*                                                         520,150
         39,648,500      Citra Marga Nusaphala Persad                                                        2,125,025
         19,545,000      Gajah Tunggal Tbk*                                                                    606,474
         12,902,500      Gudang Garam                                                                       17,761,410

                See accompanying notes to the financial statements.            3

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         INDONESIA - CONTINUED
             78,100      Gulf Indonesia Resources Ltd ADR*                                                     796,620
          8,253,900      Hanjaya Madala Sampoerna                                                           15,692,887
         28,275,800      Indah Kiat Pulp & Paper*                                                              558,337
          2,749,000      Indocement Tunggal Prakarsa*                                                          395,484
         34,565,500      Indofood Sukses Makmur Tbk                                                          3,120,158
         25,220,000      Indorama Synthetics*                                                                1,707,419
          3,465,000      Indosat Tbk                                                                         3,616,502
          3,210,000      International Nickel*                                                               2,245,642
          1,970,380      Kalbe Farma Tbk PT                                                                     68,922
         25,051,250      Lippo E-Net Tbk*                                                                      268,532
         41,841,000      Mayora Indah Tbk*                                                                   2,478,592
            583,000      Modern Photo Tbk*                                                                      46,048
         18,085,000      PT Bimantara Citra                                                                  2,652,807
            186,900      PT Indosat (Persero) Tbk Class B ADR                                                1,883,952
         41,798,000      PT Matahari Putra Prima Tbk                                                         2,593,952
         31,446,500      PT Multipolar Corp Tbk*                                                             1,259,634
          1,428,000      PT Pabrik Kertas Tjiwi Kimia*                                                          20,947
          5,750,000      Ramayana Lestari Sentosa                                                            1,816,643
          2,014,000      Semen Gresik                                                                        2,022,522
             36,960      Sinar Mas Agro Resources and Technology Tbk*                                            3,858
            258,269      Telekomunikasi Indonesia Class B ADR                                                1,696,827
         27,994,280      Telekomunikasi Tbk                                                                  9,318,265
          4,473,000      Timah Bank*                                                                           731,831
         20,298,000      United Tractors*                                                                    1,030,646
                                                                                                  ---------------------
                                                                                                            78,349,746
                                                                                                  ---------------------
                         ISRAEL - 0.0%
             11,736      Clal Industries Ltd*                                                                   67,877
                                                                                                  ---------------------

                         KOREA - 10.7%
            210,000      Cheil Industries Inc                                                                1,063,562
            188,520      Daelim Industrial Co Ltd                                                            1,300,087
             32,000      Halla Climate Control Corp                                                            821,605
          1,128,000      Hankook Tire Co Ltd                                                                 2,145,628
             19,120      Hankuk Glass                                                                          242,461
            275,000      Hanwha Chemical Corp*                                                                 632,877
            859,448      Hanwha Corp                                                                         1,533,888
            268,400      Hotel Shilla Co                                                                     1,407,656
            475,234      Hynix Semiconductor*                                                                  308,763

4                See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         KOREA - CONTINUED
            422,730      Hyosung Corp                                                                        4,384,479
            682,000      Hyundai Merchant Marine*                                                            1,022,333
            185,100      Hyundai Motor Co                                                                    3,086,207
            965,172      Inchon Oil Refinery Co*                                                               449,532
            175,000      KIA Motors Corp*                                                                    1,167,123
             92,500      Kookmin Bank                                                                        1,245,401
            117,993      Kookmin Bank GDR 144A (Registered)                                                  1,533,909
            125,130      Korea Computer Inc                                                                  1,204,774
            234,670      Korea Electric Power Corp                                                           4,160,685
            192,166      Korea Express*                                                                      1,308,684
             11,735      Korea Next Education Services Inc*                                                     12,585
            169,800      Korea Reinsurance                                                                   1,820,947
          1,197,360      Korean Air Lines*                                                                   6,045,379
            159,000      KTBNetwork                                                                            398,278
             87,610      Kumgang Korea Chemical Co Ltd                                                       4,526,231
            201,000      LG Cable & Machinery Ltd                                                            2,611,820
            394,000      LG Electronics Co                                                                   3,978,552
            330,420      LG Engineering & Construction Ltd                                                   2,909,765
            164,340      LG Household & Health Care Ltd*                                                     3,164,590
              3,400      LG International Corp                                                                   8,889
          2,153,000      Orion Electric Co*                                                                  1,306,125
            128,880      Pacific Chemical Corp                                                               8,272,532
             39,476      Pohang Iron & Steel (a)                                                             2,810,521
            351,500      Poongsan Corp                                                                       1,859,992
            157,593      Sam Yang                                                                            1,591,350
            214,000      Samsung Corp                                                                        1,075,444
             27,243      Samsung Electro Mechanics                                                             773,040
             68,680      Samsung Electronics                                                                10,214,638
            140,060      Samsung Fire & Marine Insurance                                                     4,122,314
            115,341      Shin Young Securities Co                                                            1,029,266
            271,870      SK Corp                                                                             2,766,583
            397,868      SK Global                                                                           2,239,273
             17,100      SK Telecom (a)                                                                      3,011,742
             39,000      SK Telecom ADR                                                                        748,020
          1,049,643      Ssangyong Cement*                                                                     669,635
            122,500      Tae Young Corp                                                                      2,627,397
            724,131      Tai Han Electric Wire                                                               5,923,420

                See accompanying notes to the financial statements.            5

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         KOREA - CONTINUED
          1,329,260      Woongjin.com Co Ltd                                                                 5,358,661
             98,720      Yuhan Corp                                                                          4,767,925
                                                                                                  ---------------------
                                                                                                           115,664,568
                                                                                                  ---------------------
                         LEBANON - 0.1%
            217,064      Banque Libanaise*                                                                     461,261
            139,000      Solidere GDR (Registered)*                                                            549,050
                                                                                                  ---------------------
                                                                                                             1,010,311
                                                                                                  ---------------------
                         MALAYSIA - 4.3%
          2,645,500      Affin Holdings Berhad                                                                 988,582
            813,000      AMMB Holdings Berhad                                                                  727,421
          2,940,000      Berjaya Sports Toto                                                                 3,822,000
            206,600      British American Tobacco Berhad                                                     1,902,895
            759,900      Cold Storage*                                                                          80,989
          1,034,000      Edaran Otomobil Berhad                                                              2,489,763
            822,000      Genting Berhad                                                                      2,271,316
          4,310,000      Highlands and Lowlands Berhad                                                       2,948,947
          2,884,000      Hong Leong Bank Berhad                                                              2,625,958
          1,008,000      Hong Leong Credit Berhad                                                            1,512,000
          1,323,000      Hume Industries-Malaysia Berhad                                                     1,566,711
          1,426,625      IGB Corp Berhad                                                                       427,988
          3,662,000      IJM Corp Berhad Class A                                                             4,047,474
          2,704,800      IOI Corp Berhad                                                                     2,605,149
            366,600      Kuala Lumpur Kepong Berhad                                                            525,782
            514,291      Malakoff Berhad                                                                     1,285,728
              1,000      Malayan Banking Berhad                                                                  3,237
          1,343,000      Malaysian International Shipping (Foreign Registered)                               2,526,961
            940,000      Malaysian Oxygen Berhad                                                             2,572,632
            150,000      Malaysian Pacific Industries                                                          540,789
          1,588,783      Nylex Berhad                                                                          510,083
          1,135,000      Petronas Gas Berhad                                                                 1,836,908
          3,491,700      Saship Holdings (a)*                                                                    9,189
            109,620      Silverstone (a)*                                                                          288
            450,000      Sime Darby Berhad                                                                     563,684
          1,319,000      Sime UEP Properties Berhad                                                          1,319,000
         14,130,000      Tan Chong International Ltd                                                         1,956,512
          1,849,700      Tanjong                                                                             3,602,047
          1,298,000      United Engineers                                                                    1,441,463
                                                                                                  ---------------------
                                                                                                            46,711,496
                                                                                                  ---------------------

6                See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         MEXICO - 7.4%
          1,432,000      Alfa SA Class A                                                                     1,928,305
          2,666,415      Altos Hornos de Mexico (a) (b)*                                                         2,896
            364,400      America Movil SA de CV ADR*                                                         6,136,496
            199,868      Carso Global Telecom Class A*                                                         437,350
            125,338      Cemex SA de CV ADR (Participating Certificates)                                     3,227,454
          1,643,058      Cemex SA de CV CPO                                                                  8,420,037
          2,494,815      Controladora Comercial Mexicana SA de CV                                            2,208,041
          1,114,000      Corporacion GEO SA de CV Series B*                                                  1,149,264
            142,100      Desc SA ADR                                                                         1,493,471
          6,777,700      Desc SA Class B                                                                     3,496,126
          1,617,500      Desc SA Class C                                                                       843,134
            991,300      Empresas ICA Sociedad Controladora ADR*                                             2,230,425
             14,700      Fomento Economico Mexicano SA ADR                                                     573,300
          2,792,600      Grupo Carso SA de CV Class A*                                                       8,006,151
          4,201,000      Grupo Cementos de Chihuahua SA Class B                                              2,600,391
          7,775,159      Grupo Financiero Bancomer SA*                                                       6,535,237
            470,000      Grupo Financiero Banorte SA de CV*                                                    941,684
            219,400      Grupo Financiero Inbursa SA*                                                          848,199
          8,232,755      Grupo Financiero Serfin SA de CV Class B (a)*                                           8,940
            893,107      Grupo Gigante*                                                                      1,319,026
             80,200      Grupo Mexico Desarollo Class B ADR (a)*                                                   802
          1,008,104      Grupo Mexico SA de CV Class B                                                       2,030,768
          2,738,000      Grupo Posadas SA Class L*                                                           1,189,336
          6,255,000      Grupo Situr SA de CV Class B (a)*                                                       6,793
             49,500      Grupo Televisa SA GDR*                                                              1,806,750
             34,000      Grupo Televisa SA (Participating Certificates)*                                        62,362
          5,416,000      Herdez Class BCP                                                                    1,823,272
             10,000      Ispat International NV Class A (Registered)*                                           20,800
            561,300      Pepsi-Gemex SA GDS*                                                                 3,395,865
            369,400      Telefonos de Mexico Class L ADR                                                    13,468,324
          1,080,800      Vitro SA ADR                                                                        3,231,592
            240,000      Wal-Mart de Mexico SA de CV                                                           581,202
                                                                                                  ---------------------
                                                                                                            80,023,793
                                                                                                  ---------------------
                         MOROCCO - 0.1%
             12,280      Banque Marocaine du Commerce Exterieur                                                443,984
              4,234      Omnium Nord Africa SA                                                                 416,304
              7,920      Samir                                                                                 462,347
                                                                                                  ---------------------
                                                                                                             1,322,635
                                                                                                  ---------------------

                See accompanying notes to the financial statements.            7

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         PERU - 0.0%
            139,741      Cervecerias                                                                            39,720
                 73      Compania Minera Milpo SA Class B*                                                         109
                                                                                                  ---------------------
                                                                                                                39,829
                                                                                                  ---------------------
                         PHILIPPINES - 4.6%
         31,406,184      Ayala Corp                                                                          4,002,749
         43,765,000      Ayala Land Inc                                                                      4,033,245
          2,309,000      Bank of the Philippine Islands                                                      2,784,382
         46,747,000      Benpres Holdings Corp*                                                              1,466,573
          1,128,000      Equitable Banking Corp                                                                663,529
          6,431,300      First Philippine Holdings*                                                          3,657,014
         13,295,843      Ionics Circuits Inc                                                                 2,672,204
          6,497,000      Ionics EMS Inc                                                                      1,025,940
          1,683,700      La Tondena Distillers Inc                                                             858,357
          4,224,700      Manila Electric Class B*                                                            3,686,258
            449,000      Metropolitan Bank & Trust Co*                                                       1,796,000
         52,199,517      Petron Corp*                                                                        1,801,395
            882,610      Philippine Long Distance Telephone                                                  8,393,448
             50,000      Philippine Long Distance Telephone GDR 144A                                         1,305,000
            817,600      Philippine National Bank*                                                             857,678
          7,041,851      San Miguel Corp Class B                                                             7,663,191
         28,043,000      SM Prime Holdings                                                                   3,299,176
                                                                                                  ---------------------
                                                                                                            49,966,139
                                                                                                  ---------------------
                         POLAND - 0.0%
              1,430      Elektrim SA (Bearer)*                                                                   6,941
                                                                                                  ---------------------

                         RUSSIA - 4.3%
          2,649,789      Chelabinsky Tube Works*                                                               174,886
              7,500      Cherepovets MK Severstal                                                              306,200
             17,100      Dalmoreproduct*                                                                         1,710
             90,000      Divot Holdings NV (a) (f)*                                                            178,920
            272,800      Electrocila*                                                                          422,840
             29,221      Elsib*                                                                                  2,922
            472,700      Irkutskelectrosviaz*                                                                  189,080
             89,030      Kirovsky Plant*                                                                       227,472
          1,130,587      Norilsk Nickel ADR*                                                                18,372,039
            135,000      Russia Petroleum*                                                                     438,750
             10,000      Seversky Tube Works ADR*                                                               82,500
            785,700      St Petersburg Telephone*                                                              235,710

8                See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         RUSSIA - CONTINUED
            116,810      Sun Interbrew Ltd Class A GDR*                                                        292,025
            668,000      Sun Interbrew Ltd Class B GDR *                                                     2,338,000
             37,000      Trade House GUM ADR                                                                    96,200
             55,000      Unified Energy Systems GDR                                                            588,500
            450,000      United Heavy Machinery ADR 144A*                                                    1,732,500
          1,418,180      United Heavy Machinery ADR*                                                         5,459,993
          1,014,240      Uralmash Zavody*                                                                    3,904,824
             40,000      Yukos Corp ADR*                                                                     2,170,000
          2,371,900      Yukos Oil                                                                           8,657,435
                                                                                                  ---------------------
                                                                                                            45,872,506
                                                                                                  ---------------------
                         SOUTH AFRICA - 13.2%
          4,221,800      AECI Ltd                                                                            8,364,414
          2,300,000      African Bank Investments Ltd                                                        2,223,857
          2,072,337      Amalgamated Bank of South Africa                                                    9,588,405
            247,600      Anglo American Platinum Corp                                                        9,546,746
            153,645      AngloGold Ltd                                                                       5,413,726
          3,129,493      Anglovaal Industries Inc                                                            4,084,022
            707,000      Anglovaal Mining Ltd*                                                               3,313,125
            674,800      Barlow Ltd                                                                          4,667,292
          6,539,404      Consolidated African Mines*                                                           356,876
          2,836,000      Fedsure Holdings Ltd                                                                2,102,847
          1,044,000      Foschini Ltd                                                                          956,179
            920,000      Gencor Ltd                                                                          3,394,451
          1,102,900      Goldfields Ltd                                                                      4,736,593
            110,000      Impala Platinum Holdings Ltd                                                        4,776,339
          1,398,279      Iscor Ltd*                                                                          4,860,521
            246,008      Liberty International Plc                                                           1,902,910
          1,506,500      Metropolitan Life Ltd                                                               1,778,335
          5,230,400      Murray & Roberts Holdings Ltd*                                                      4,653,905
            361,000      Naspers Limited                                                                     1,139,227
         11,477,000      New Africa Investments*                                                             2,287,489
          2,793,200      Premier Group Ltd*                                                                      3,314
            164,000      Randgold Resources Ltd GDR 144A*                                                      820,000
            180,200      Randgold & Exploration Co*                                                            207,371
          1,153,770      Remgro Ltd                                                                          8,171,748
          2,511,373      Reunert Ltd                                                                         5,109,715
          5,638,900      Safmarine & Rennies Holdings (a)*                                                       6,690
          3,562,255      Sage Group Ltd                                                                      3,993,725

                See accompanying notes to the financial statements.            9

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         SOUTH AFRICA - CONTINUED
          5,778,300      Sanlam Ltd                                                                          7,335,086
            783,768      Sappi Ltd                                                                           7,885,055
          1,114,110      Sasol Ltd                                                                          10,336,088
          8,803,000      Softline Ltd*                                                                       1,357,674
          1,137,164      Standard Bank Investment Corp                                                       4,607,180
          1,402,200      Tongaat-Hulett Group                                                                7,943,368
          1,133,000      Western Areas Gold Mining Co Ltd*                                                   2,957,154
                                                                                                  ---------------------
                                                                                                           140,881,427
                                                                                                  ---------------------
                         SRI LANKA - 0.1%
          4,590,170      Blue Diamonds Jewelry Ltd*                                                            127,152
            333,600      Lanka Walltile Ltd*                                                                    29,571
            404,200      Lion Brewery Ceylon Ltd*                                                               45,906
            311,597      Millenium Information Technology (a) (f)*                                             342,757
                                                                                                  ---------------------
                                                                                                               545,386
                                                                                                  ---------------------
                         TAIWAN - 9.6%
         23,172,290      Ambassador Hotel*                                                                   6,207,463
            830,050      Asustek Computer Inc                                                                3,028,853
          5,400,290      Chang HWA Bank                                                                      2,259,895
         15,469,400      Chia Hsin Food & Synthetic*                                                         1,948,795
         21,051,000      China Bills Finance Corp                                                            3,657,863
         17,429,000      China Manmade Fibers*                                                               1,892,811
          2,445,000      China Rebar Co Ltd*                                                                   332,089
            417,600      China Steel Corp                                                                      148,754
          5,001,250      CMC Magnetics Corp                                                                  3,852,686
          6,643,710      First Bank                                                                          3,597,955
         12,450,986      Formosa Taffeta Co                                                                  3,605,846
         16,944,000      Formosan Rubber Group Inc*                                                          3,361,321
          1,048,120      Hon Hai Precision Industry Co Ltd                                                   4,052,245
         23,265,000      International Bills Finance                                                         4,615,269
          2,892,800      Kinpo Electronics                                                                   1,306,912
         17,076,350      Megamedia Corp*                                                                     2,719,951
          4,255,000      Mosel Vitelic Inc*                                                                  1,398,617
         11,517,100      Orient Semiconductor Electronics Ltd*                                               2,918,466
         29,258,466      Pacific Construction*                                                               4,118,046
         10,265,320      Shihlin Electric & Engineer                                                         4,607,948
          4,410,540      Siliconware Precision Industries*                                                   2,810,075
         17,475,618      Taiwan Cement Corp*                                                                 4,681,421
          9,318,463      Taiwan Semiconductor*                                                              17,271,406

10                See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         TAIWAN - CONTINUED
            358,050      Tatung Co                                                                              77,251
         20,942,914      Teco Electric & Machinery                                                           7,156,860
            549,711      United Microelectronics ADR*                                                        4,117,335
          4,630,150      United Microelectronics*                                                            5,336,808
            637,000      Wan Yu Paper (a)*                                                                         184
          7,827,000      Yang Ming Marine Transport                                                          2,085,387
                                                                                                  ---------------------
                                                                                                           103,168,512
                                                                                                  ---------------------
                         THAILAND - 8.8%
          1,159,300      Advanced Info Service Pcl (Foreign Registered)                                     13,674,402
          3,354,100      Ban Pu Coal Pcl (Foreign Registered)                                                2,206,394
          9,897,300      Bangchak Petroleum Pcl (Foreign Registered)*                                        1,773,589
         24,164,700      Bangkok Expressway Pcl (Foreign Registered)                                         5,426,574
         12,065,000      Bank of Ayudhya Pcl (Foreign Registered)*                                           1,724,158
          3,690,954      CP Feedmill Pcl (Foreign Registered)                                                4,479,212
            893,745      Delta Electronics Pcl (Foreign Registered)                                          4,662,841
          7,405,860      Electricity Generating Pcl (Foreign Registered)                                     7,307,586
          2,376,000      Electricity Generating Pcl NVDR                                                     3,637,972
         11,549,959      Industrial Finance Corp of Thailand (Foreign Registered)*                           1,912,549
          5,181,000      Italian-Thai Development Pcl*                                                       1,292,753
          2,040,400      KGI Securities One Pcl (a)*                                                           185,133
          1,890,000      Kiatnakin Finance & Securities (Foreign Registered)                                   911,024
          3,718,000      Krung Thai Bank Pcl (Foreign Registered)*                                             990,961
          3,413,800      Land & House Pcl (Foreign Registered)*                                              3,097,471
          4,782,300      Land & House Pub Co Ltd NVDR*                                                       3,742,528
         16,743,000      National Finance Pcl (Foreign Registered)*                                          3,987,785
          4,241,000      National Petrochemical (Foreign Registered)                                         3,367,018
          1,915,058      PTT Exploration & Production Pcl (Foreign Registered)                               5,082,495
          1,707,000      Saha Pathana International Holdings Pcl (Foreign Registered)                        2,284,519
          2,230,500      Saha Union Pcl (Foreign Registered)                                                   670,390
            946,492      Shin Corp Pcl (Foreign Registered)*                                                 4,336,881
            499,970      Siam Cement Pcl (Foreign Registered)*                                               6,804,627
            193,000      Siam Cement Pcl NVDR*                                                               2,048,860
          5,777,300      Siam Commercial Bank Pcl (Foreign Registered)*                                      2,686,507
            355,000      Siam Panich Leasing Ltd (Foreign Registered)*                                         181,184
          3,108,050      Star Block Co Ltd (Foreign Registered) (a)*                                               705
          4,128,913      Telecomasia Corp Pcl (Foreign Registered)*                                          1,475,114
          5,703,650      Thai German Ceramics Industry (Foreign Registered)*                                 1,681,920
                500      Thai Military Bank (Foreign Registered)*                                                   73

                See accompanying notes to the financial statements.           11

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         THAILAND - CONTINUED
         10,213,680      Thai Petrochemical (Foreign Registered) (a)*                                          929,043
              3,500      Thai Plastic & Chemical (Foreign Registered)                                            3,731
            804,600      Total Access Communication (Foreign Registered)*                                    1,383,912
          1,739,378      United Broadcasting Pcl (Foreign Registered)*                                         370,878
            797,900      United Communication Industries (Foreign Registered)*                                 475,102
                                                                                                  ---------------------
                                                                                                            94,795,891
                                                                                                  ---------------------
                         TURKEY - 0.0%
         42,150,000      Medya Holding (a)*                                                                          -
                                                                                                  ---------------------

                         VENEZUELA - 1.3%
            341,451      Cemex Venezolana                                                                      101,868
            160,606      Ceramica Carabobo Class B ADR*                                                        220,833
            434,200      Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR                       11,154,598
                778      International Briquettes Holding*                                                         195
             40,181      Mantex SA Class A ADR*                                                                311,403
            308,000      Mercantil Servicios Financieros ADR                                                 1,478,399
                 32      Siderurgica Venezolana Sivensa SACA*                                                        -
            723,926      Venepal SA Class B GDR 144A (a)*                                                        7,239
          1,211,912      Venezolana de Cementes                                                                320,464
                                                                                                  ---------------------
                                                                                                            13,594,999
                                                                                                  ---------------------

                         TOTAL COMMON STOCKS (Cost $996,049,479)                                           861,592,714
                                                                                                  ---------------------

                         PREFERRED STOCKS - 6.5%
                         BRAZIL - 4.9%
         25,760,000      Alpargatas de Sao Paolo 4.68%                                                       1,312,740
        294,519,000      Banco do Brasil SA 4.90%                                                            1,287,294
        148,940,000      Banco Nacional (a) (b)*                                                                   584
         18,090,000      Belgo Mineira (Registered) 5.09%                                                      886,346
          3,002,003      Bombril SA 5.32%                                                                       10,827
          6,610,000      Centrais Eletricas de Santa Catarina SA Class B 0.08%                               1,088,279
        230,337,000      Cia Energetica de Sao Paolo SA (Registered) 3.86%*                                  1,092,543
         34,000,000      Cia Energetica Perna Class A 0.98%*                                                   105,292
            736,000      Cia Paranaense de Energia-Copel ADR                                                 5,299,200
         13,238,000      Copene-Petroquimica do Nordeste SA Class A 10.92%                                   2,272,930
        415,748,860      Electrobras Class B (Registered)                                                    5,215,195
        126,901,000      Elektro*                                                                              159,186
         49,522,000      Embratel Participacoes SA 0.15%                                                       209,658

12                See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         BRAZIL - CONTINUED
             96,600      Embratel Participacoes SA ADR                                                         391,230
        659,062,710      Gerasul 6.30%                                                                         793,149
         98,249,938      Gerasul PNB Receipts*                                                                 118,239
          6,651,283      Investimentos Itau SA                                                               5,058,208
         16,200,000      Itaubanco SA (Registered)                                                           1,114,822
         44,810,000      Mahle-Metal Leve SA Industria e Comercio 3.41%                                        720,192
         42,420,000      Mesbla (Registered) (a) (b)*                                                              166
        335,746,000      Olvebra (a)*                                                                            1,316
            346,800      Petroleo Brasileiro SA ADR                                                          7,424,988
            159,500      Petroleo Brasileiro SA (Petrobras) 1.59%                                            3,438,848
        315,160,000      Siderurgica de Tubarao 6.23%                                                        2,470,874
            443,000      Suzano (Registered) 1.79%                                                             722,415
         49,522,000      Tele Celular Sul Participacoes SA .95%                                                 63,868
             31,600      Tele Celular Sul Participacoes SA ADR                                                 404,164
         49,522,000      Tele Centro Oeste Celular SA 2.58%                                                    100,946
            375,300      Tele Centro Oeste Celular SA ADR                                                    2,289,330
              4,900      Tele Leste Celular Participacoes SA ADR*                                              126,665
             28,300      Tele Nordeste Celular Participacoes SA ADR                                            651,183
             74,732      Tele Norte Leste Participacoes ADR                                                    814,579
         86,724,414      Tele Norte Leste Participacoes SA 1.69%*                                              945,096
             46,000      Telecomunicacoes Brasileiras SA ADR                                                 1,506,960
             10,000      Telemig Celular Participacoes SA ADR                                                  272,500
         10,336,654      Unipar 2.50%                                                                        3,363,161
             56,000      Usinas Siderrurgicas de Minas Gerais SA 4.20%                                         125,127
         23,900,000      Votorantim Celulose e Papel SA                                                        697,981
                                                                                                  ---------------------
                                                                                                            52,556,081
                                                                                                  ---------------------
                         KOREA - 1.4%
             96,850      Daishin Securities Co Ltd 13.40%                                                      367,689
            195,000      LG Electronics 13.04%                                                               1,155,499
            218,763      Samsung Electronics (Non Voting) 3.70%                                             13,699,444
                                                                                                  ---------------------
                                                                                                            15,222,632
                                                                                                  ---------------------
                         RUSSIA - 0.1%
            100,800      Krasny Oktyabr 144A                                                                    41,026
                 30      Rostelecom*                                                                                 9
         18,416,000      Unified Energy Systems*                                                             1,395,933
                                                                                                  ---------------------
                                                                                                             1,436,968
                                                                                                  ---------------------

                See accompanying notes to the financial statements.           13

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES             DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         SRI LANKA - 0.1%
         11,209,546      Millenium Information Technology (a) (f)*                                             782,426
                                                                                                  ---------------------

                         TOTAL PREFERRED STOCKS (Cost $97,096,916)                                          69,998,107
                                                                                                  ---------------------

                         INVESTMENT FUNDS - 4.4%
                         BRAZIL - 0.0%
             18,400      Brazil Fund Inc                                                                       254,104
                                                                                                  ---------------------

                         CHILE - 0.0%
             22,000      Chile Fund Inc                                                                        199,100
                                                                                                  ---------------------

                         INDIA - 0.1%
                170      SPG Infinity Technology Fund I (a) (f)                                                242,420
            955,400      TDA India Technology Fund II LP (a) (f)*                                              224,519
             10,500      UTI Masterplus 1991 Units*                                                              3,303
                                                                                                  ---------------------
                                                                                                               470,242
                                                                                                  ---------------------
                         POLAND - 3.1%
         21,635,077      CHP Investors (a) (f)*                                                             28,753,017
          5,500,000      Polimex Investment Fund (a) (f)*                                                    3,999,050
          1,442,250      Templeton Emerging European Fund (f)*                                               1,005,392
                                                                                                  ---------------------
                                                                                                            33,757,459
                                                                                                  ---------------------
                         ROMANIA - 0.1%
              3,600      Romanian Investment Fund (f)*                                                       1,170,000
                                                                                                  ---------------------
                                                                                                             1,170,000
                                                                                                  ---------------------
                         RUSSIA - 1.0%
            450,000      Kazakhstan Investment Fund (f)*                                                       508,500
         10,000,000      New Century Holdings LP (a) (f)*                                                    9,272,000
             16,667      Societe Generale Thalmann Ukraine Fund (f)*                                           733,348
                                                                                                  ---------------------
                                                                                                            10,513,848
                                                                                                  ---------------------
                         THAILAND - 0.1%
          1,859,000      Ruang Khao Fund (Foreign Registered)*                                                 215,060
                 70      Thailand International Fund IDR*                                                      381,500
                                                                                                  ---------------------
                                                                                                               596,560
                                                                                                  ---------------------

                         TOTAL  INVESTMENT FUNDS (Cost $53,497,052)                                         46,961,313
                                                                                                  ---------------------

14                See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES/
   PAR VALUE ($)         DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         MUTUAL FUNDS - 3.3%
                         UNITED STATES - 3.3%
          1,328,160      GMO Alpha LIBOR Fund (c)                                                           35,209,524
             87,053      Morgan Stanley Emerging Markets Fund*                                                 718,187
                                                                                                  ---------------------
                                                                                                            35,927,711
                                                                                                  ---------------------

                         TOTAL MUTUAL FUNDS (Cost $36,205,377)                                              35,927,711
                                                                                                  ---------------------

                         CONVERTIBLE SECURITIES - 0.1%
                         INDONESIA - 0.0%
$        26,000,000      APP Finance (VI), Zero Coupon, due 11/18/12                                           405,600
                                                                                                  ---------------------

                         SOUTH AFRICA - 0.1%
$         1,100,000      Randgold Finance, 7.00%, due 10/03/01                                               1,056,000
                                                                                                  ---------------------


                         TOTAL CONVERTIBLE SECURITIES (Cost $6,410,240)                                      1,461,600
                                                                                                  ---------------------

                         DEBT OBLIGATION - 0.1%
                         UNITED STATES - 0.1%
$         1,000,000      U.S. Treasury Inflation Indexed Note, 3.875%, due 1/15/09 (c)                       1,127,704
                                                                                                  ---------------------


                         TOTAL DEBT OBLIGATION (Cost $1,059,970)                                             1,127,704
                                                                                                  ---------------------

                         EQUITY LINKED SECURITIES - 0.9%
                         RUSSIA - 0.9%
         19,114,000      Renaissance Gazprom Note (a) (f)                                                    8,108,159
             32,787      Renaissance Sberbank Note (a) (d) (f)*                                              1,050,423
                                                                                                  ---------------------
                                                                                                             9,158,582
                                                                                                  ---------------------

                         TOTAL EQUITY LINKED SECURITIES (Cost $20,116,747)                                   9,158,582
                                                                                                  ---------------------

                         RIGHTS & WARRANTS - 0.0%
                         MALAYSIA - 0.0%
            200,750      Affin Holdings Berhad Warrants, Expires 7/08/05*                                       15,849
            288,125      IGB Corp Berhad Warrants, Expires 12/29/04*                                            25,780
            265,600      IJM Corp Berhad Warrants, Expires 8/24/04*                                             93,659
                                                                                                  ---------------------
                                                                                                               135,288
                                                                                                  ---------------------

                See accompanying notes to the financial statements.           15

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

      SHARES/
   PAR VALUE ($)         DESCRIPTION                                                                       VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                         THAILAND - 0.0%
          1,098,500      Banpu Pcl Warrants, Expires 1/14/03*                                                   89,704
          1,061,977      Charoen Pokphand Foods Pcl Warrants, Expires 6/30/02*                                  69,859
          1,706,900      Land & House Warrants, Expires 5/15/08*                                                     -
            550,000      Siam Commercial Bank Ltd Warrants, Expires 5/10/02*                                    26,199
          2,689,393      Telecomasia Corp Pcl Warrants, Expires 12/31/49 (a)*                                   66,648
                                                                                                  ---------------------
                                                                                                               252,410
                                                                                                  ---------------------

                         TOTAL RIGHTS & WARRANTS (Cost $74,682)                                                387,698
                                                                                                  ---------------------

                         SHORT-TERM INVESTMENTS - 5.2%
                         CASH EQUIVALENTS - 5.2%
$        41,100,000      Bank of Scotland Time Deposit, 3.63%, due 9/04/01                                  41,100,000
         15,020,900      The Boston Global Investment Trust (e)                                             15,020,900
                                                                                                  ---------------------
                                                                                                            56,120,900
                                                                                                  ---------------------

                         TOTAL SHORT-TERM INVESTMENTS (Cost $56,120,900)                                    56,120,900
                                                                                                  ---------------------

                         TOTAL INVESTMENTS - 100.5%
                            (Cost $1,266,631,363)                                                        1,082,736,329

                         Other Assets and Liabilities (net) - (0.5%)                                        (5,383,881)
                                                                                                  ---------------------

                         TOTAL NET ASSETS - 100.0%                                            $          1,077,352,448
                                                                                                  =====================

16                See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

-------------------------------------------------------------------------------
                         NOTES TO THE SCHEDULE OF INVESTMENTS

                         ADR    American Depositary Receipt
                         GDR    Global Depository Receipt
                         GDS    Global Depository Shares
                         IDR    International Depository Receipt
                         NVDR   Non-Voting Depository Receipt

                         (a)    Security valued at fair value using
                                methods determined in good faith by or
                                at the direction of the Trustees (Note
                                1).

                         (b)    Bankrupt issuer.

                         (c) All or a portion of this security is held as collateral for open swap agreements (Note 6).

                         (d) A derivative security whose price is linked to the return on a basket of Russian securities.

                         (e) Represents investment of security lending collateral (Note 1).

                See accompanying notes to the financial statements.           17

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)

-------------------------------------------------------------------------------
                         NOTES TO THE SCHEDULE OF INVESTMENTS - continued

                      (f) Direct placement securities are restricted as to resale. They have been valued at fair value by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions, and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to those restricted securities.

                                Additional information on each restricted security is as follows:

                                                                                               MARKET
                                                                                             VALUE AS A
                                                                                             PERCENTAGE        MARKET
                                                         ACQUISITION       ACQUISITION       OF FUND'S       VALUE AS OF
ISSUER, DESCRIPTION                                          DATE              COST          NET ASSETS    AUGUST 31, 2001
-------------------                                          ----              ----          ----------    ---------------
CHP Investors                                          12/13/99-3/5/01         $22,825,006          2.67%       $28,753,017
Divot Holdings NV                                          6/26/00               1,502,100           0.02           178,920
Gazprom Structured Investment Note                     5/24/01-8/27/01           8,893,660           0.75         8,108,159
Kazakstan Investment Fund                                  10/16/97              3,285,000           0.05           508,500
Millenium Information Technology, Common Stock             10/21/99                688,084           0.03           342,757
Millenium Information Technology, Preferred Stock          10/21/99              1,564,486           0.07           782,426
New Century Holdings LP                                    1/21/97              10,000,000           0.86         9,272,000
Polimex Investment Fund                                 7/7/99-9/21/01           5,831,961           0.37         3,999,050
Renaissance Sberbank Note                                  8/19/97              11,210,945           0.10         1,050,423
Romanian Investment Fund                                   05/12/97              3,600,000           0.11         1,170,000
Societe Generale Thalmann Ukraine Fund                     7/15/97               1,666,700           0.07           733,348
SPG Infinity Technology Fund I                             12/23/99              1,105,000           0.02           242,420
TDA India Technology Fund II LP                         2/23/00-2/2/01             955,400           0.02           224,519
Templeton Emerging European Fund                       12/5/97-3/17/00           1,442,250           0.09         1,005,392
U TV Software Comm Ltd                                     2/29/00               3,004,959           0.10         1,112,007

                      144 A Securities exempt from registration under Rule 144A of the Securities Exchange Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                      *         Non-income producing securitiy.

18                See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                            At August 31, 2001, industry sector diversification of the Fund's equity investments was as follows:

                            INDUSTRY SECTOR

                            Materials                                 16.1%
                            Financials                                12.5
                            Industrials                               10.8
                            Consumer Staples                          10.2
                            Information Technology                    10.0
                            Telecommunication Services                10.0
                            Consumer Discretionary                     9.5
                            Energy                                     5.8
                            Utilities                                  5.1
                            Health Care                                0.9
                            Miscellaneous                              9.1
                                                              -------------
                                                                     100.0%
                                                              =============

                See accompanying notes to the financial statements.           19

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)


STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
     Investments, at value, including securities on loan of $13,893,381
         (cost $1,266,631,363) (Note 1)                                                             $          1,082,736,329
     Foreign currency, at value (cost $6,619,428) (Note 1)                                                         6,570,799
     Cash                                                                                                            347,611
     Receivable for investments sold                                                                                  23,015
     Receivable for Fund shares sold                                                                                  69,000
     Foreign taxes receivable                                                                                      2,538,516
     Dividends and interest receivable                                                                             4,216,779
     Receivable for expenses waived or borne by Manager (Note 2)                                                      14,663
                                                                                                      -----------------------
         Total assets                                                                                          1,096,516,712
                                                                                                      -----------------------

LIABILITIES:
     Payable for investments purchased                                                                             1,723,580
     Payable for open swap contracts (Notes 1 and 6)                                                               1,015,878
     Payable upon return of securities loaned (Note 1)                                                            15,020,900
     Payable to affiliate for (Note 2):
         Management fee                                                                                              730,009
         Shareholder service fee                                                                                     115,537
     Accrued expenses                                                                                                558,360
                                                                                                      -----------------------
         Total liabilities                                                                                        19,164,264
                                                                                                      -----------------------
NET ASSETS                                                                                          $          1,077,352,448
                                                                                                      =======================

NET ASSETS CONSIST OF:
     Paid-in capital                                                                                $          1,528,423,723
     Accumulated undistributed net investment income                                                              11,103,202
     Distributions in excess of net realized gains                                                              (276,832,926)
     Net unrealized depreciation                                                                                (185,341,551)
                                                                                                      -----------------------
                                                                                                    $          1,077,352,448
                                                                                                      =======================
NET ASSETS ATTRIBUTABLE TO:
     Class III Shares                                                                               $            546,245,270
                                                                                                      ========================
     Class IV Shares                                                                                $            531,107,178
                                                                                                      ========================

SHARES OUTSTANDING:
     Class III                                                                                                    62,804,199
                                                                                                      ========================
     Class IV                                                                                                     61,140,992
                                                                                                      ========================

NET ASSET VALUE PER SHARE:
     Class III                                                                                      $                   8.70
                                                                                                      ========================
     Class IV                                                                                       $                   8.69
                                                                                                      ========================

20                See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS - SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends (net of foreign tax expense of $2,575,831)                                  $            21,685,796
     Dividends from investment company shares                                                              240,948
     Interest (including security lending income of $60,679)                                             1,084,306
                                                                                            -----------------------
         Total income                                                                                   23,011,050
                                                                                            -----------------------
EXPENSES:
     Management fee (Note 2)                                                                             4,178,877
     Custodian fees                                                                                      1,148,804
     Audit fees                                                                                             36,432
     Legal fees                                                                                             32,660
     Transfer agent fees                                                                                    22,632
     Trustees fees (Note 2)                                                                                  6,348
     Registration fee                                                                                        2,392
     Miscellaneous                                                                                         149,086
     Fees waived or borne by Manager (Note 2)                                                              (92,928)
                                                                                            -----------------------
                                                                                                         5,484,303
     Shareholder service fee (Note 2)
         Class III                                                                                         423,890
         Class IV                                                                                          244,987
                                                                                            -----------------------

         Net expenses                                                                                    6,153,180
                                                                                            -----------------------
            Net investment income                                                                       16,857,870
                                                                                            -----------------------

REALIZED AND UNREALIZED GAIN (LOSS):

         Net realized gain (loss) on:
            Investments (net of foreign capital gains tax of $148,387)                                 (24,756,557)
            Closed swap contracts                                                                       (2,654,298)
            Foreign currency, forward contracts and foreign
                currency related transactions                                                           (1,327,076)
                                                                                            -----------------------
                   Net realized loss                                                                   (28,737,931)
                                                                                            -----------------------

         Change in net unrealized appreciation (depreciation) on:
            Investments (Note 1)                                                                       (14,773,792)
            Open swap contracts                                                                         (1,252,108)
            Foreign currency, forward contracts and foreign
                currency related transactions                                                             (272,791)
                                                                                            -----------------------
                   Net unrealized loss                                                                 (16,298,691)
                                                                                            -----------------------

         Net realized and unrealized loss                                                              (45,036,622)
                                                                                            -----------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $           (28,178,752)
                                                                                            =======================

                See accompanying notes to the financial statements.           21

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                         SIX MONTHS ENDED
                                                                                          AUGUST 31, 2001             YEAR ENDED
                                                                                           (UNAUDITED)            FEBRUARY 28, 2001
                                                                                       ------------------         ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                           $        16,857,870         $       17,612,502
     Net realized loss                                                                       (28,737,931)               (52,817,332)
     Change in net unrealized appreciation1(depreciation)                                    (16,298,691)              (191,937,622)
                                                                                       ------------------         ------------------
     Net decrease in net assets
         resulting from operations                                                           (28,178,752)              (227,142,452)
                                                                                       ------------------         ------------------

Distributions to shareholders from:
     Net investment income
         Class III                                                                            (7,113,616)                (1,214,534)
         Class IV                                                                             (5,437,432)                (1,485,803)
                                                                                       ------------------         ------------------
         Total distributions from net investment income                                      (12,551,048)                (2,700,337)
                                                                                       ------------------         ------------------


Net share transactions:  (Note 5)
         Class III                                                                            10,082,631                (34,338,557)
         Class IV                                                                             80,175,552                 84,600,396
                                                                                       ------------------         ------------------
     Increase in net assets resulting from
         net share transactions                                                               90,258,183                 50,261,839
                                                                                       ------------------         ------------------


     Total increase (decrease) in net assets                                                  49,528,383               (179,580,950)

NET ASSETS:
     Beginning of period                                                                   1,027,824,065              1,207,405,015
                                                                                       ------------------         ------------------
     End of period (including accumulated undistributed net
         investment income of $11,103,202 and
         $6,796,380, respectively)                                                   $     1,077,352,448         $    1,027,824,065
                                                                                      ===================         ==================

22                See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                        SIX MONTHS ENDED                            YEAR ENDED FEBRUARY 28/29,
                                        AUGUST 31, 2001  ------------------------------------------------------------------------
                                          (UNAUDITED)        2001           2000            1999          1998          1997
                                          -----------    -----------    -----------     -----------   -----------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD     $      9.04    $     11.16    $      6.31     $      9.56   $     12.49   $       10.54
                                          -----------    -----------    -----------     -----------   -----------   -------------
Income (loss) from investment operations:
  Net investment income                         0.14 +         0.17 +         0.13 +          0.25          0.16 +          0.13
  Net realized and unrealized gain (loss)      (0.38)         (2.27)          4.77           (3.19)        (1.76)           1.96
                                          -----------    -----------    -----------     -----------   -----------   -------------
    Total from investment operations           (0.24)         (2.10)          4.90           (2.94)        (1.60)           2.09
                                          -----------    -----------    -----------     -----------   -----------   -------------

Less distributions to shareholders from:
  Net investment income                        (0.10)         (0.02)         (0.03)          (0.19)        (0.25)          (0.14)
  In excess of net investment income               -              -          (0.02)              -             -               -
  Net realized gains                               -              -              -           (0.12)        (0.71)              -
  In excess of net realized gains                  -              -              -           (0.00)(d)     (0.37)              -
                                          -----------    -----------    -----------     -----------   -----------   -------------
     Total distributions                       (0.10)         (0.02)         (0.05)          (0.31)        (1.33)          (0.14)
                                          -----------    -----------    -----------     -----------   -----------   -------------
Net asset value, end of period           $      8.70    $      9.04    $     11.16     $      6.31   $      9.56   $       12.49
                                          ===========    ===========    ===========     ===========   ===========   =============

TOTAL RETURN (a)                              (2.60%) **    (18.79%)        77.43%         (30.96%)      (12.94%)        (19.98%)

RATIOS/SUPPLEMENTAL DATA:

      Net assets, end of period (000's)  $   546,245    $   560,205    $   727,197     $   524,741   $   913,615   $   1,725,651
      Net expenses to average
         daily net assets                      1.21% *        1.23%          1.18%           1.16%         1.24%(c)        1.24%(c)
      Net investment income to average
         daily net assets                      3.27% *        1.69%          1.41%           2.75%         1.30%           1.40%
      Portfolio turnover rate                    41%            90%            73%             76%           88%             41%
      Fees and expenses voluntarily
         waived or borne by the Manager
         consisted of the following per
         share amounts:                  $      0.00(b) $      0.00(b) $      0.00(b)  $      0.02   $      0.03   $        0.02
      Purchase and redemption fees
         consisted of the following per
         share amounts: (e)              $      0.01    $      0.03    $          -    $         -   $         -   $           -

*        Annualized
**       Not annualized.
+        Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.
(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .06% and .035% of average daily net assets for the years ended February 28, 1997 and 1998, respectively.
(d)      The distribution in excess of net realized gains was $0.0005.
(e) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.

                See accompanying notes to the financial statements.           23

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                                SIX MONTHS ENDED                        YEAR ENDED FEBRUARY 28/29,
                                                 AUGUST 31, 2001  ------------------------------------------------------
                                                   (UNAUDITED)       2001           2000          1999           1998 *
                                                   -----------     ---------      ---------     ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD                $    9.03     $   11.16      $    6.31     $    9.56      $    8.62
                                                     ---------     ---------      ---------     ---------      ---------

Income (loss) from investment operations:
  Net investment income                                  0.14 +        0.17 +         0.13 +        0.28           0.01 +
  Net realized and unrealized gain (loss)               (0.37)        (2.28)          4.77         (3.21)          0.93
                                                     ---------     ---------      ---------     ---------      ---------
    Total from investment operations                    (0.23)        (2.11)          4.90         (2.93)          0.94
                                                     ---------     ---------      ---------     ---------      ---------

Less distributions to shareholders from:
  Net investment income                                 (0.11)        (0.02)         (0.03)        (0.20)             -
  In excess of net investment income                        -             -          (0.02)            -              -
  Net realized gains                                        -             -              -         (0.12)             -
  In excess of net realized gains                           -             -              -          0.00 (d)          -
                                                     ---------     ---------      ---------     ---------      ---------
     Total distributions                                (0.11)        (0.02)         (0.05)        (0.32)             -
                                                     ---------     ---------      ---------     ---------      ---------

NET ASSET VALUE, END OF PERIOD                      $    8.69     $    9.03      $   11.16     $    6.31      $    9.56
                                                     =========     ==========     =========     ==========     =========

TOTAL RETURN (a)                                       (2.60%)***   (18.82%)        77.76%       (31.01%)        10.90% ***


RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000's)              $ 531,107     $ 467,619      $ 480,208     $ 261,187      $ 672,020
     Net expenses to average
           daily net assets                             1.17% **      1.18%          1.13%         1.12%          1.22% ** (c)
     Net investment income to average
           daily net assets                             3.26% **      1.73%          1.45%         2.87%          0.65% **
     Portfolio turnover rate                              41%           90%            73%           76%            88%
     Fees and expenses voluntarily waived
          or borne by the Manager consisted
          of the following per share amounts:       $    0.00 (b) $    0.00 (b)  $   0.00 (b)  $    0.02      $    0.00 (b)
     Purchase and redemption fees consisted of
          the following per share amounts: (e)      $    0.01     $    0.03      $       -     $       -      $       -

*        Period from January 9, 1998 (commencement of operations) to February
         28, 1998.
**       Annualized.
***      Not annualized.
+        Computed using average shares outstanding throughout the period.
(a) The total return would have been lower had certain expenses not been waived during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.
(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
(d)      The distribution in excess of net realized gains was $0.0005.
(e) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.

24                See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa, and Europe ("Emerging Markets"). The Fund's benchmark is the IFC Investable Index.

     The Fund offers two classes of shares: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

     At August 31, 2001, 3.3% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. Alpha LIBOR Fund invests in relatively high quality, low volatility fixed income instruments.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     faith by the Trustees or other persons acting at their direction. Shares of an open-end investment fund and shares of other GMO funds are valued at their net asset value as reported on each business day.

     Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2001.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instruments. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2001 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2001 there were no open purchased option contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2001, there were no outstanding futures contracts.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS
     The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreements. See Note 6 for a summary of all open swap agreements as of August 31, 2001.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2001, the Fund loaned securities having a market value of $13,893,381 collateralized by cash in the amount of $15,020,900 which was invested in a short-term instrument.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     At February 28, 2001, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $184,283,079 expiring in 2007.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     PURCHASES AND REDEMPTIONS OF FUND SHARES
     Effective August 17, 2001, the premium on cash purchases of Fund shares is 1.20% of the amount invested. Prior to August 17, 2001, the premium on cash purchases of Fund shares was 1.60% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. Effective October 13, 2000 if the Manager determines that any portion of a cash purchase or redemption fee is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Prior to October 13, 2000, these fees were reduced by 50% with respect to any portion of a purchase or redemption that was offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. For the year ended February 28, 2001 and the six months ended August 31, 2001, the Fund received $2,671,325 and $1,307,159 in purchase premiums and $429,672 and $49,796 in redemption fees, respectively. There was no premium for reinvested distributions.

     INVESTMENT RISK
     Investments in securities of emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .105% for Class IV shares.

     GMO has entered into a binding agreement effective until June 30, 2002 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees, fees and expenses of the independent trustees of the Trust and extraordinary expenses) exceed the management fee.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2001, was $6,348. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2001, were as follows:

                                                                           PURCHASES                     PROCEEDS
                                                                    -------------------------    -------------------------
         U.S. Government securities                                            $           -                  $18,284,045
         Investments (non-U.S. Government securities)                            489,926,806                  388,295,473

     At August 31, 2001, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                           GROSS UNREALIZED                GROSS UNREALIZED                 NET UNREALIZED
           AGGREGATE COST                    APPRECIATION                    DEPRECIATION                    DEPRECIATION
     ----------------------------      --------------------------      -------------------------       -------------------------
           $1,266,631,363                     $97,704,952                    $281,599,986                    $183,895,034

4.   PRINCIPAL SHAREHOLDER

     At August 31, 2001, 20.2% of the outstanding shares of the Fund were held by a shareholder.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED                                  YEAR ENDED
                                               AUGUST 31, 2001                              FEBRUARY 28, 2001
                                  ------------------------------------------     -----------------------------------------
       Class III:                       SHARES                AMOUNT                   SHARES                AMOUNT
                                  --------------------  --------------------     --------------------   ------------------
       Shares sold                         10,404,562  $         91,403,351               10,410,935   $      100,388,913

       Shares issued to
       shareholders in
       reinvestment of
       distributions                          568,358             4,916,171                  108,730              890,634

       Shares repurchased                 (10,157,500)          (86,236,891)             (13,677,659)        (135,618,104)
                                  --------------------  --------------------     --------------------   ------------------
       Net increase
       (decrease)                             815,420  $         10,082,631               (3,157,994)  $      (34,338,557)
                                  ====================  ====================     ====================   ==================

                                              SIX MONTHS ENDED                                  YEAR ENDED
                                               AUGUST 31, 2001                              FEBRUARY 28, 2001
                                  ------------------------------------------     -----------------------------------------
     Class IV:                          SHARES                AMOUNT                   SHARES                AMOUNT
                                  --------------------  --------------------     --------------------   ------------------
     Shares sold                            9,219,434  $         78,996,247               13,515,465   $      127,322,270

     Shares issued to
     shareholders in
     reinvestment of
     distributions                            136,494             1,179,305                   50,810              415,563

     Shares repurchased                             -                     -              (4,828,421)         (43,137,437)
                                  --------------------  --------------------     --------------------   ------------------
     Net increase                           9,355,928  $         80,175,552                8,737,854   $       84,600,396
                                  ====================  ====================     ====================   ==================

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------
6.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at August 31, 2001 is as follows:

     TOTAL RETURN SWAP AGREEMENTS

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION
           NOTIONAL AMOUNT          EXPIRATION DATE                   DESCRIPTION                        (DEPRECIATION)
     ----------------------------- ----------------- ----------------------------------------------    -------------------
             $ 3,078,202               4/10/02       Agreement with Morgan Stanley & Co.              $         (64,535)
                                                     International Limited dated 4/05/01 to
                                                     receive (pay) the notional amount multiplied
                                                     by the return on the MSCI Emerging Markets
                                                     Free Index and to pay the notional amount
                                                     multiplied by 1 month LIBOR adjusted by a
                                                     specified spread.

              2,166,375                5/24/02       Agreement with Merrill Lynch International                 (144,516)
                                                     dated 5/22/01 to receive the notional amount
                                                     multiplied by the change in market value of
                                                     Acer Communications & Multimedia Inc. common
                                                     stock (including dividends) and to pay the
                                                     notional amount multiplied by 3 month LIBOR
                                                     adjusted by a specified spread.

              1,151,906                5/24/02       Agreement with Merrill Lynch International                     5,487
                                                     dated 5/22/01 to receive the notional amount
                                                     multiplied by the change in market value of
                                                     Quanta Computer Inc. common stock (including
                                                     dividends) and to pay the notional amount
                                                     multiplied by 3 month LIBOR adjusted by a
                                                     specified spread.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION
           NOTIONAL AMOUNT          EXPIRATION DATE                   DESCRIPTION                        (DEPRECIATION)
     ----------------------------- ----------------- ----------------------------------------------    -------------------
              $4,840,257               5/24/02       Agreement with Merrill Lynch International                  $126,333
                                                     dated 5/22/01 to receive the notional amount
                                                     multiplied by the change in market value of
                                                     SK Telecom common stock (including
                                                     dividends) and to pay the notional amount
                                                     multiplied by 3 month LIBOR adjusted by a
                                                     specified spread.

              4,183,261                5/28/02       Agreement with Merrill Lynch International                  (31,536)
                                                     dated 5/24/01 to receive  the notional
                                                     amount multiplied by the change in market
                                                     value of Samsung Electronics common stock
                                                     (including dividends) and to pay the
                                                     notional amount multiplied by 3 month LIBOR
                                                     adjusted by a specified spread.

              10,000,148               7/01/02       Agreement with Credit Agricole Indosuez                    (844,457)
                                                     (W.I. Carr) dated 7/03/01 to receive (pay)
                                                     the notional amount multiplied by the return
                                                     on the MSCI Taiwan Index and to pay the
                                                     notional amount multiplied by 3 month LIBOR
                                                     adjusted by a specified spread.

              10,000,000               9/03/02       Agreement with Credit Agricole Indosuez                     (62,654)
                                                     (W.I. Carr) dated 8/08/01 to receive (pay)
                                                     the notional amount multiplied by the return
                                                     on the MSCI Taiwan Index and to pay the
                                                     notional amount multiplied by 3 month LIBOR
                                                     adjusted by a specified spread.

                                                                                                       -------------------
                                                                                                      $       (1,015,878)
                                                                                                       ===================

34